UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 East Orchard Road

Greenwood Village, Colorado 80111

(Address of principal executive offices)

Mitchell T.G. Graye

President and Chief Executive Officer

Great-West Funds, Inc.

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Item 1. Schedule of Investments

GREAT-WEST FUNDS, INC.

GREAT-WEST AMERICAN CENTURY GROWTH FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Shares			Value

COMMON STOCK
Basic Materials — 3.47%
24,525	Agrium Inc (a)	$	2,391,188
46,906	Coeur d’Alene Mines Corp (b)		884,647
71,517	Huntsman Corp		1,329,501
81,237	Monsanto Co		8,581,064
52,660	Nucor Corp		2,430,259
21,258	WR Grace & Co (b)		1,647,708

			17,264,367

Communications — 14.60%
28,215	Amazon.com Inc (b)		7,519,015
69,685	CBS Corp Class B		3,253,593
217,271	Cisco Systems Inc		4,543,137
169,396	Comcast Corp Class A		7,116,326
35,765	Discovery Communications Inc Class C (b)		2,487,098
144,687	eBay Inc (b)		7,844,929
59,607	Expedia Inc		3,577,016
17,235	Google Inc Class A (b)		13,685,107
21,640	Palo Alto Networks Inc (a)(b)		1,224,824
43,738	SBA Communications Corp Class A (b)		3,150,011
43,926	Scripps Networks Interactive Inc Class A		2,826,199
34,838	Splunk Inc (b)		1,394,565
154,049	Symantec Corp (b)		3,801,929
81,030	Verizon Communications Inc		3,982,625
100,506	Viacom Inc Class B		6,188,154

			72,594,528

Consumer, Cyclical — 11.58%
26,960	Alaska Air Group Inc (b)		1,724,362
79,728	Chico’s FAS Inc		1,339,430
50,535	Costco Wholesale Corp		5,362,269
41,527	Foot Locker Inc		1,421,884
86,525	GNC Holdings Inc Class A		3,398,702
55,278	Harley-Davidson Inc		2,946,317
61,860	Home Depot Inc		4,316,591
63,304	LKQ Corp (b)		1,377,495
140,823	Lowe’s Cos Inc		5,340,008
106,037	Marriott International Inc Class A		4,477,943
83,910	McDonald’s Corp		8,364,988
28,603	Mohawk Industries Inc (b)		3,235,571
24,800	PVH Corp		2,648,888
72,526	Starbucks Corp		4,131,081
57,152	Urban Outfitters Inc (b)		2,214,069
70,509	Wal-Mart Stores Inc		5,276,188

			57,575,786

Consumer, Non-cyclical — 25.92%
171,709	AbbVie Inc		7,002,293
32,697	Alexion Pharmaceuticals Inc (b)		3,012,702
30,514	Allergan Inc		3,406,278
63,224	AmerisourceBergen Corp		3,252,875
64,266	Amgen Inc		6,587,908
21,381	Annie’s Inc (a)(b)		818,037

Shares			Value

Consumer, Non-cyclical — (continued)
31,273	Beam Inc	$	1,987,086
137,730	Bristol-Myers Squibb Co		5,673,099
19,791	Brown-Forman Corp Class B		1,413,077
41,224	CareFusion Corp (b)		1,442,428
20,016	Church & Dwight Co Inc		1,293,634
313,434	Coca-Cola Co		12,675,271
31,948	Colgate-Palmolive Co		3,770,822
12,313	Cooper Cos Inc		1,328,326
30,484	Covidien PLC		2,068,035
26,648	DENTSPLY International Inc		1,130,408
91,593	Eli Lilly & Co		5,201,566
42,359	Estee Lauder Cos Inc Class A		2,712,247
75,727	Express Scripts Holding Co (b)		4,365,662
152,759	Gilead Sciences Inc (b)		7,474,498
14,746	Hershey Co		1,290,717
18,393	IDEXX Laboratories Inc (b)		1,699,329
61,453	Johnson & Johnson		5,010,263
16,930	Mastercard Inc Class A		9,161,331
45,181	Mead Johnson Nutrition Co Class A		3,499,268
29,992	Monster Beverage Corp (b)		1,431,818
111,253	PepsiCo Inc		8,801,225
138,844	Philip Morris International Inc		12,872,227
4,571	Pinnacle Foods Inc (b)		101,522
14,321	Regeneron Pharmaceuticals Inc (b)		2,526,224
28,192	ResMed Inc (a)		1,306,981
39,997	Whole Foods Market Inc		3,469,740
31,399	Zoetis Inc (b)		1,048,727

			128,835,624

Energy — 4.91%
54,130	Cameron International Corp (b)		3,529,276
10,602	Core Laboratories NV		1,462,228
37,381	EOG Resources Inc		4,787,385
36,548	Noble Energy Inc		4,227,142
17,183	Occidental Petroleum Corp		1,346,632
59,269	Oceaneering International Inc		3,936,054
68,168	Schlumberger Ltd		5,105,101

			24,393,818

Financial — 4.45%
42,213	American Campus Communities Inc REIT		1,913,937
97,836	CBRE Group Inc Class A (b)		2,470,359
26,922	Franklin Resources Inc		4,060,107
32,967	Simon Property Group Inc REIT		5,227,248
128,256	SunTrust Banks Inc		3,695,055
56,325	Travelers Cos Inc		4,742,002

			22,108,708

Industrial — 14.09%
42,301	Avnet Inc (b)		1,531,296
25,175	Caterpillar Inc		2,189,470
62,223	Danaher Corp		3,867,160
12,868	Deere & Co		1,106,391
10,682	Flowserve Corp		1,791,478

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST AMERICAN CENTURY GROWTH FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Shares			Value

Industrial — (continued)
119,839	Honeywell International Inc	$	9,029,869
25,162	Lincoln Electric Holdings Inc		1,363,277
44,895	Parker Hannifin Corp		4,111,484
27,957	Precision Castparts Corp		5,301,206
11,817	Regal-Beloit Corp		963,795
38,395	Rockwell Automation Inc		3,315,408
101,279	Textron Inc		3,019,127
78,425	Trimble Navigation Ltd (b)		2,349,613
76,963	Tyco International Ltd		2,462,816
63,915	Union Pacific Corp		9,102,135
91,079	United Parcel Service Inc Class B		7,823,686
87,956	United Technologies Corp		8,217,729
26,607	Waters Corp (b)		2,498,663

			70,044,603

Technology — 18.70%
52,628	Apple Inc		23,294,732
180,785	Cadence Design Systems Inc (b)		2,518,335
16,447	CommVault Systems Inc (b)		1,348,325
135,419	Electronic Arts Inc (b)		2,396,916
273,687	EMC Corp (b)		6,538,383
107,328	Freescale Semiconductor Ltd (b)		1,598,114
53,286	International Business Machines Corp		11,365,904
106,949	Linear Technology Corp		4,103,633
320,035	Microsoft Corp		9,156,201
159,584	NetApp Inc (b)		5,451,390
18,156	NetSuite Inc (b)		1,453,569
286,463	Oracle Corp		9,264,213
38,876	QUALCOMM Inc		2,602,748
91,631	Research In Motion Ltd (a)(b)		1,324,068
160,119	Riverbed Technology Inc (b)		2,387,374
16,094	Salesforce.com Inc (b)		2,878,090
187,733	Teradyne Inc (b)		3,045,029
59,028	Xilinx Inc		2,253,099

			92,980,123

Utilities — 0.33%
23,996	DTE Energy Co		1,639,887

TOTAL COMMON STOCK — 98.05% (Cost $420,190,644)		$	487,437,444

EXCHANGE TRADED FUNDS
42,630	iShares Russell 1000 Growth Index Fund		3,040,372

TOTAL EXCHANGE TRADED FUNDS — 0.61% (Cost $3,003,950)		$	3,040,372

Principal Amount		Value

SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 0.64%
$3,168,000	Federal Home Loan Bank 0.00%, 04/01/2013	$	3,168,000

Reverse Repurchase Agreements — 1.42%
1,671,119	Undivided interest of 1.92% in a reverse repurchase agreement (principal amount/value $87,318,979 with a maturity value of $87,320,919) with Citigroup Global Markets Inc, 0.20%, dated 3/28/13, to be repurchased at $1,671,119 on 4/1/13, collateralized by U.S. Treasury Securities and various U.S. Government Agency Securities, 0.00% - 6.00%, 3/31/13 - 3/15/53, with a value of $89,065,387.		1,671,119

1,671,120	Undivided interest of 1.92% in a reverse repurchase agreement (principal amount/value $87,318,979 with a maturity value of $87,321,113) with RBC Capital Markets Corp, 0.22%, dated 3/28/13, to be repurchased at $1,671,120 on 4/1/13, collateralized by various U.S. Government Agency Securities, 2.50% - 4.00%, 7/1/27 - 4/1/43, with a value of $89,065,361.		1,671,120

351,793	Undivided interest of 2.01% in a reverse repurchase agreement (principal amount/value $17,567,939 with a maturity value of $17,568,251) with BNP Paribas Securities Corp, 0.16%, dated 3/28/13, to be repurchased at $351,793 on 4/1/13, collateralized by a U.S. Treasury Security, 2.25%, 5/31/14, with a value of $17,919,299.		351,793

1,671,119	Undivided interest of 2.01% in a reverse repurchase agreement (principal amount/value $83,454,503 with a maturity value of $83,456,172) with HSBC Securities (USA) Inc, 0.18%, dated 3/28/13, to be repurchased at $1,671,119 on 4/1/13, collateralized by various U.S. Government Agency Securities, 0.00% - 8.13%, 1/30/14 - 7/15/36, with a value of $85,124,231.		1,671,119

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST AMERICAN CENTURY GROWTH FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Principal Amount			Value

Short Term Investments— (continued)
$1,671,119	Undivided interest of 2.01% in a reverse repurchase agreement (principal amount/value $83,454,503 with a maturity value of $83,456,358) with Merrill Lynch, Pierce, Fenner & Smith, 0.20%, dated 3/28/13, to be repurchased at $1,671,119 on 4/1/13, collateralized by various U.S. Government Agency Securities, 0.00% - 6.50%, 4/25/13 - 1/1/47, with a value of $85,123,620.	$	1,671,119

			7,036,270

TOTAL SHORT TERM INVESTMENTS — 2.06% (Cost $10,204,270)		$	10,204,270

TOTAL INVESTMENTS — 100.72% (Cost $433,398,864)		$	500,682,086

OTHER ASSETS & LIABILITIES, NET — (0.72)%		$	(3,578,360)

TOTAL NET ASSETS — 100.00%		$	497,103,726

(a)	A portion or all of the security is on loan at March 28, 2013.
(b)	Non-income producing security.
REIT	Real Estate Investment Trust

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST AMERICAN CENTURY GROWTH FUND

Notes to Schedule of Investments

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-four funds. Interests in the Great-West American Century Growth Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek long-term growth of capital. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Fund is determined as of the close of trading on each valuation date.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

  March 28, 2013

Class	Inputs

Equity Investments:
Domestic Common Stock	Exchange traded close or bid price.

Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Exchange Traded Funds	Exchange traded close price.

Short Term Investments	Maturity date and credit quality.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of March 28, 2013, the inputs used to value the Fund’s investments are detailed in the following table. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

	Level 1	Level 2	Level 3	Total
Assets
Equity Investments:(a)
Domestic Common Stock	$477,729,109	$—	$—	$477,729,109
Exchange Traded Funds	3,040,372	—	—	3,040,372
Foreign Common Stock	9,708,335	—	—	9,708,335
Short Term Investments (a)	—	10,204,270	—	10,204,270

Total Investments	$490,477,816	$10,204,270	$0	$500,682,086

(a)	Further breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments.

Risk Factors

Investing in the Fund may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Fund. These events may have adverse effects on the Fund such as a decline in the value and liquidity of many securities held by the Fund, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Fund’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Fund to be subject to larger short-term declines in value.

The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or

  March 28, 2013

possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Exchange Traded Fund (ETF) shares can be bought and sold on the secondary market at market prices. Although, it is expected that the market price of an ETF share typically will approximate its NAV, there may be times when the market price and the NAV vary significantly. Thus, the Fund may pay more or less than NAV when it buys ETF shares on the secondary market, and the Fund may receive more or less than NAV when it sells those shares.

The Fund’s underlying ETF may invest in stocks, which may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the underlying ETF to be subject to larger short-term declines in value.

Reverse Repurchase Agreements

The Fund may engage in reverse repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a reverse repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A reverse repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in reverse repurchase agreement transactions and/or hold reverse repurchase agreement positions as a form of security lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection.

Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal and Colorado tax returns remain open for the fiscal years ended 2011 and 2012.

Application of Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund adopted ASU No. 2011-11 for its

  March 28, 2013

fiscal year beginning January 1, 2013. The adoption of ASU No. 2011-11 did not have an impact on the Fund’s financial position or the results of its operations.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At March 28, 2013, the U.S. Federal income tax cost basis was $435,129,169. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $72,678,131 and gross depreciation of securities in which there was an excess of tax cost over value of $7,125,214 resulting in net appreciation of $65,552,917.

3. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of March 28, 2013 the Fund had securities on loan valued at $6,862,672 and received collateral of $7,036,270 for such loan which was invested in reverse repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The reverse repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

  March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST ARIEL MID CAP VALUE FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Shares			Value

COMMON STOCK
Communications — 14.70%
31,600	CBS Corp Class B	$	1,475,404
48,150	Gannett Co Inc		1,053,041
176,675	Interpublic Group of Cos Inc		2,302,075
14,500	Omnicom Group Inc		854,050
26,000	Viacom Inc Class B		1,600,820

			7,285,390

Consumer, Cyclical — 13.28%
5,400	Carnival Corp		185,220
12,900	Coach Inc		644,871
96,600	International Game Technology		1,593,900
40,600	International Speedway Corp Class A		1,326,808
16,800	Madison Square Garden CoClass A (a)		967,680
30,600	Newell Rubbermaid Inc		798,660
9,800	Nordstrom Inc		541,254
7,500	Tiffany & Co (b)		521,550

			6,579,943

Consumer, Non-cyclical — 24.23%
22,200	Apollo Group Inc Class A (a)		386,058
7,300	Bio-Rad Laboratories IncClass A (a)		919,800
24,600	DeVry Inc		781,050
44,800	Hospira Inc (a)		1,470,784
10,000	JM Smucker Co		991,600
11,400	Life Technologies Corp (a)		736,782
19,500	Sotheby’s		729,495
37,200	St Jude Medical Inc		1,504,368
22,800	Towers Watson & Co Class A		1,580,496
93,100	Western Union Co		1,400,224
20,000	Zimmer Holdings Inc		1,504,400

			12,005,057

Energy — 1.59%
19,700	Contango Oil & Gas Co		789,773

Financial — 33.67%
32,000	Aflac Inc		1,664,640
74,100	Blackstone Group LP		1,465,698
21,450	CBRE Group Inc Class A (a)		541,612
19,900	City National Corp		1,172,309
64,000	First American Financial Corp		1,636,480
9,800	Franklin Resources Inc		1,477,938
144,400	Janus Capital Group Inc (b)		1,357,360
15,200	Jones Lang LaSalle Inc		1,511,032
75,200	KKR & Co LP		1,452,864
59,800	Lazard Ltd Class A		2,040,974
32,325	Northern Trust Corp		1,763,652
8,000	T Rowe Price Group Inc		598,960

			16,683,519

Shares			Value

Industrial — 10.42%
17,900	Illinois Tool Works Inc	$	1,090,826
14,200	Snap-on Inc		1,174,340
13,002	Stanley Black & Decker Inc		1,052,772
24,096	Thermo Fisher Scientific Inc		1,843,103

			5,161,041

Technology — 1.07%
6,980	Accenture PLC Class A		530,271

TOTAL COMMON STOCK — 98.96% (Cost $35,356,048)		$	49,034,994

Principal Amount

SHORT TERM INVESTMENTS
U.S. Government Agency Obligations — 1.35%
$672,000	Federal Home Loan Bank 0.00%, 04/01/2013		672,000

Reverse Repurchase Agreements — 1.93%
227,008	Undivided interest of 0.26% in a reverse repurchase agreement (principal amount/value $87,318,979 with a maturity value of $87,320,919) with Citigroup Global Markets Inc, 0.20%, dated 3/28/13, to be repurchased at $227,008 on 4/1/13, collateralized by U.S. Treasury Securities and various U.S. Government Agency Securities, 0.00% - 6.00%, 3/31/13 - 3/15/53, with a value of $89,065,387.		227,008

227,008	Undivided interest of 0.26% in a reverse repurchase agreement (principal amount/value $87,318,979 with a maturity value of $87,321,113) with RBC Capital Markets Corp, 0.22%, dated 3/28/13, to be repurchased at $227,008 on 4/1/13, collateralized by various U.S. Government Agency Securities, 2.50% - 4.00%, 7/1/27 - 4/1/43, with a value of $89,065,361.		227,008

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST ARIEL MID CAP VALUE FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Principal Amount			Value

Short Term Investments— (continued)
$47,787	Undivided interest of 0.27% in a reverse repurchase agreement (principal amount/value $17,567,939 with a maturity value of $17,568,251) with BNP Paribas Securities Corp, 0.16%, dated 3/28/13, to be repurchased at $47,787 on 4/1/13, collateralized by a U.S. Treasury Security, 2.25%, 5/31/14, with a value of $17,919,299.	$	47,787

227,008	Undivided interest of 0.27% in a reverse repurchase agreement (principal amount/value $83,454,503 with a maturity value of $83,456,172) with HSBC Securities (USA) Inc, 0.18%, dated 3/28/13, to be repurchased at $227,008 on 4/1/13, collateralized by various U.S. Government Agency Securities, 0.00% - 8.13%, 1/30/14 - 7/15/36, with a value of $85,124,231.		227,008

Principal Amount			Value

Short Term Investments— (continued)
$227,008	Undivided interest of 0.27% in a reverse repurchase agreement (principal amount/value $83,454,503 with a maturity value of $83,456,358) with Merrill Lynch, Pierce, Fenner & Smith, 0.20%, dated 3/28/13, to be repurchased at $227,008 on 4/1/13, collateralized by various U.S. Government Agency Securities, 0.00% - 6.50%, 4/25/13 - 1/1/47, with a value of $85,123,620.	$	227,008

			955,819

TOTAL SHORT TERM INVESTMENTS — 3.28% (Cost $1,627,819)		$	1,627,819

TOTAL INVESTMENTS — 102.24% (Cost $36,983,867)		$	50,662,813

OTHER ASSETS & LIABILITIES, NET — (2.24)%		$	(1,110,922)

TOTAL NET ASSETS — 100.00%		$	49,551,891

(a)	Non-income producing security.
(b)	A portion or all of the security is on loan at March 28, 2013.

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST ARIEL MID CAP VALUE FUND

Notes to Schedule of Investments

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-four funds. Interests in the Great-West Ariel Mid Cap Value Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek long-term capital appreciation. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Fund is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Domestic Common Stock	Exchange traded close or bid price.

  March 28, 2013

Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Short Term Investments	Maturity date and credit quality.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of March 28, 2013, the inputs used to value the Fund’s investments are detailed in the following table. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

	Level 1	Level 2	Level 3	Total
Assets
Equity Investments: (a)
Domestic Common Stock	$46,463,749	$—	$—	$46,463,749
Foreign Common Stock	2,571,245	—	—	2,571,245
Short Term Investments(a)	—	1,627,819	—	1,627,819

Total Investments	$49,034,994	$1,627,819	$0	$50,662,813

(a)	Further breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments.

Risk Factors

Investing in the Fund may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Fund. These events may have adverse effects on the Fund such as a decline in the value and liquidity of many securities held by the Fund, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Fund’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Fund to be subject to larger short-term declines in value.

The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

  March 28, 2013

Reverse Repurchase Agreements

The Fund may engage in reverse repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a reverse repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A reverse repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in reverse repurchase agreement transactions and/or hold reverse repurchase agreement positions as a form of security lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2009 through 2012. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Application of Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund adopted ASU No. 2011-11 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2011-11 did not have an impact on the Fund’s financial position or the results of its operations.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At March 28, 2013, the U.S. Federal income tax cost basis was $37,558,683. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $14,355,473 and gross depreciation of securities in which there was an excess of tax cost over value of $1,251,343 resulting in net appreciation of $13,104,130.

  March 28, 2013

3. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of March 28, 2013 the Fund had securities on loan valued at $937,404 and received collateral of $955,819 for such loan which was invested in reverse repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The reverse repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

  March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST ARIEL SMALL CAP VALUE FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Shares			Value

COMMON STOCK
Communications — 14.23%
13,700	Anixter International Inc	$	957,904
96,450	Gannett Co Inc		2,109,361
163,000	Interpublic Group of Cos Inc		2,123,890
26,300	Meredith Corp		1,006,238

			6,197,393

Consumer, Cyclical — 12.58%
9,650	Bob Evans Farms Inc		411,283
67,900	Interface Inc		1,305,038
55,300	International Speedway Corp Class A		1,807,204
26,400	Madison Square Garden Co Class A (a)		1,520,640
17,300	WMS Industries Inc (a)		436,133

			5,480,298

Consumer, Non-cyclical — 20.42%
10,525	Bio-Rad Laboratories Inc Class A (a)		1,326,150
43,650	Brink’s Co		1,233,549
38,300	Charles River Laboratories International Inc (a)		1,695,541
33,200	DeVry Inc		1,054,100
12,981	Matthews International Corp Class A		452,907
23,725	Sotheby’s		887,552
64,824	Symmetry Medical Inc (a)		742,235
36,600	Team Inc (a)		1,503,162

			8,895,196

Energy — 4.85%
23,500	Contango Oil & Gas Co		942,115
69,300	Mitcham Industries Inc (a)		1,172,556

			2,114,671

Financial — 23.75%
14,400	City National Corp		848,304
78,400	First American Financial Corp		2,004,688
13,375	HCC Insurance Holdings Inc		562,151
18,600	Horace Mann Educators Corp		387,810
173,100	Janus Capital Group Inc (b)		1,627,140
21,213	Jones Lang LaSalle Inc		2,108,785
54,500	Lazard Ltd Class A		1,860,085
910	Markel Corp (a)(b)		458,185
25,775	PrivateBancorp Inc		487,405

			10,344,553

Industrial — 18.97%
63,975	Blount International Inc (a)		855,986
33,200	Brady Corp Class A		1,113,196
24,300	Bristow Group Inc		1,602,342
26,525	IDEX Corp		1,416,965
25,375	Littelfuse Inc		1,721,694

Shares			Value

Industrial — (continued)
3,100	Middleby Corp (a)	$	471,665
35,400	Simpson Manufacturing Co Inc		1,083,594

			8,265,442

Technology — 3.78%
6,500	Dun & Bradstreet Corp (b)		543,725
24,100	Fair Isaac Corp		1,101,129

			1,644,854

TOTAL COMMON STOCK — 98.58% (Cost $30,175,741)		$	42,942,407

Principal Amount

SHORT TERM INVESTMENTS
U.S. Government Agency — 1.39%
$607,000	Federal Home Loan Bank 0.00%, 04/01/2013		607,000

Reverse Repurchase Agreements — 5.91%
610,850	Undivided interest of 0.70% in a reverse repurchase agreement (principal amount/value $87,318,979 with a maturity value of $87,320,919) with Citigroup Global Markets Inc, 0.20%, dated 3/28/13, to be repurchased at $610,850 on 4/1/13, collateralized by U.S. Treasury Securities and various U.S. Government Agency Securities, 0.00% - 6.00%, 3/31/13 - 3/15/53, with a value of $89,065,387.		610,850

610,849	Undivided interest of 0.70% in a reverse repurchase agreement (principal amount/value $87,318,979 with a maturity value of $87,321,113) with RBC Capital Markets Corp, 0.22%, dated 3/28/13, to be repurchased at $610,849 on 4/1/13, collateralized by various U.S. Government Agency Securities, 2.50% - 4.00%, 7/1/27 - 4/1/43, with a value of $89,065,361.		610,849

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST ARIEL SMALL CAP VALUE FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Principal Amount			Value

Short Term Investments— (continued)
$128,594	Undivided interest of 0.73% in a reverse repurchase agreement (principal amount/value $17,567,939 with a maturity value of $17,568,251) with BNP Paribas Securities Corp, 0.16%, dated 3/28/13, to be repurchased at $128,594 on 4/1/13, collateralized by a U.S. Treasury Security, 2.25%, 5/31/14, with a value of $17,919,299.	$	128,594

610,850	Undivided interest of 0.73% in a reverse repurchase agreement (principal amount/value $83,454,503 with a maturity value of $83,456,172) with HSBC Securities (USA) Inc, 0.18%, dated 3/28/13, to be repurchased at $610,850 on 4/1/13, collateralized by various U.S. Government Agency Securities, 0.00% - 8.13%, 1/30/14 - 7/15/36, with a value of $85,124,231.		610,850

Principal Amount			Value

Short Term Investments— (continued)
$610,850	Undivided interest of 0.73% in a reverse repurchase agreement (principal amount/value $83,454,503 with a maturity value of $83,456,358) with Merrill Lynch, Pierce, Fenner & Smith, 0.20%, dated 3/28/13, to be repurchased at $610,850 on 4/1/13, collateralized by various U.S. Government Agency Securities, 0.00% - 6.50%, 4/25/13 - 1/1/47, with a value of $85,123,620.	$	610,850

			2,571,993

TOTAL SHORT TERM INVESTMENTS — 7.30% (Cost $3,178,993)		$	3,178,993

TOTAL INVESTMENTS — 105.88% (Cost $33,354,734)		$	46,121,400

OTHER ASSETS & LIABILITIES, NET — (5.88)%		$	(2,562,194)

TOTAL NET ASSETS — 100.00%		$	43,559,206

(a)	Non-income producing security.
(b)	A portion or all of the security is on loan at March 28, 2013.

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST ARIEL SMALL CAP VALUE FUND

Notes to Schedule of Investments

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-four funds. Interests in the Great-West Ariel Small Cap Value Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek long-term capital appreciation. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Fund is determined as of the close of trading on each valuation date.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Domestic Common Stock	Exchange traded close or bid price.

Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Short Term Investments	Maturity date and credit quality.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

  March 28, 2013

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of March 28, 2013, the inputs used to value the Fund’s investments are detailed in the following table. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

	Level 1	Level 2	Level 3	Total
Assets
Equity Investments:(a)
Domestic Common Stock	$41,082,322	$—	$—	$41,082,322
Foreign Common Stock	1,860,085	—	—	1,860,085
Short Term Investments (a)	—	3,178,993	—	3,178,993

Total Investments	$42,942,407	$3,178,993	$0	$46,121,400

(a)	Further breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments.

Risk Factors

Investing in the Fund may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Fund. These events may have adverse effects on the Fund such as a decline in the value and liquidity of many securities held by the Fund, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Fund’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Fund to be subject to larger short-term declines in value.

The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Reverse Repurchase Agreements

The Fund may engage in reverse repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a reverse repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A reverse repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in reverse repurchase agreement transactions and/or hold reverse repurchase agreement positions as a form of security lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

  March 28, 2013

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2009 through 2012. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Application of Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund adopted ASU No. 2011-11 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2011-11 did not have an impact on the Fund’s financial position or the results of its operations.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At March 28, 2013, the U.S. Federal income tax cost basis was $35,090,966. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $13,487,538 and gross depreciation of securities in which there was an excess of tax cost over value of $2,457,104 resulting in net appreciation of $11,030,434.

3. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of March 28, 2013 the Fund had securities on loan valued at $2,503,357 and received collateral of $2,571,993 for such loan which was invested in reverse repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The reverse repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

  March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Principal Amount		Value

ASSET-BACKED SECURITIES
	Avis Budget Rental Car Funding AESOP LLC
$1,000,000	Series 2010-5A, Class A 3.15%, 03/20/2017 (a)	$	1,051,228
1,000,000	Series 2011-3A, Class A 3.41%, 11/20/2017 (a)		1,066,923
2,500,000	Series 2012-3A, Class A 2.10%, 03/20/2019		2,551,083
2,375,000	Cronos Containers Program Ltd Series 2012-2A, Class A Series 144A (a) 3.81%, 09/18/2027		2,458,450
850,000	GE Capital Credit Card Master Note Trust Series 2012-2, Class A 2.22%, 01/15/2022		880,017
573,102	Residential Funding Mortgage Securities II Home Loan Trust Guaranteed Series 2006-HI5, Class A3 5.50%, 08/25/2025		570,651

TOTAL ASSET-BACKED SECURITIES — 0.90% (Cost $8,325,825)		$	8,578,352

BANK LOANS
2,430,556	Express Scripts Inc 2.04%, 08/29/2016		2,428,733

TOTAL BANK LOANS — 0.25% (Cost $2,426,315)		$	2,428,733

BONDS AND NOTES
Basic Materials — 1.66%
	Anglo American Capital PLC (a)
500,000	9.38%, 04/08/2014		539,790
1,200,000	9.38%, 04/08/2019		1,603,615
500,000	ArcelorMittal 6.13%, 06/01/2018		540,000
500,000	Cliffs Natural Resources Inc 5.90%, 03/15/2020		533,410
500,000	Dow Chemical Co 5.70%, 05/15/2018		589,405
2,000,000	Freeport-McMoRan Copper & Gold Inc (a) 2.38%, 03/15/2018		2,008,356
	International Paper Co
500,000	5.30%, 04/01/2015		540,425
500,000	4.75%, 02/15/2022		562,812
2,000,000	Lubrizol Corp 6.50%, 10/01/2034		2,653,832
2,000,000	Plum Creek Timberlands LP 3.25%, 03/15/2023		1,968,352
	Rio Tinto Finance USA Ltd
500,000	9.00%, 05/01/2019 (b)		688,816
500,000	7.13%, 07/15/2028		680,179
500,000	Teck Resources Ltd 4.50%, 01/15/2021		531,718

Principal Amount		Value

Basic Materials — (continued)
$250,000	Vale Overseas Ltd 4.63%, 09/15/2020	$	264,783
	Xstrata Finance Canada Ltd (a)
1,000,000	1.80%, 10/23/2015		1,011,364
500,000	5.80%, 11/15/2016		569,262
500,000	6.00%, 11/15/2041		527,586

			15,813,705

Communications — 2.63%
500,000	Alltel Corp 7.00%, 03/15/2016		586,127
1,000,000	America Movil SAB de CV 5.00%, 03/30/2020		1,124,693
	AT&T Inc
500,000	5.60%, 05/15/2018		593,677
500,000	6.15%, 09/15/2034		591,264
1,000,000	5.35%, 09/01/2040		1,070,577
1,098,000	British Sky Broadcasting Group PLC (a) 9.50%, 11/15/2018		1,500,637
500,000	Cellco Partnership / Verizon Wireless Capital LLC 7.38%, 11/15/2013		520,433
500,000	Comcast Corp 5.15%, 03/01/2020		592,354
1,000,000	Crown Castle Towers LLC (a) 6.11%, 01/15/2020		1,223,397
500,000	Deutsche Telekom International Finance BV (b) 8.75%, 06/15/2030		708,010
	DIRECTV Holdings LLC / DIRECTV Financing Co Inc
500,000	3.13%, 02/15/2016		524,811
2,000,000	1.75%, 01/15/2018		1,976,828
1,500,000	France Telecom SA 5.38%, 07/08/2019		1,751,862
	Motorola Solutions Inc
1,000,000	3.75%, 05/15/2022		1,024,133
3,300,000	3.50%, 03/01/2023		3,319,463
1,500,000	NBCUniversal Enterprise Inc (a) 1.97%, 04/15/2019		1,504,150
1,000,000	News America Inc 8.50%, 02/23/2025		1,371,945
500,000	Pearson Funding Two PLC (a) 4.00%, 05/17/2016		538,713
634,000	Southwestern Bell Telephone LP 7.00%, 07/01/2015		719,788
500,000	Telecom Italia Capital SA 6.18%, 06/18/2014		523,085
1,000,000	Telefonica Emisiones SAU 5.46%, 02/16/2021		1,076,208
	Verizon Communications Inc
500,000	5.85%, 09/15/2035		573,904
500,000	6.00%, 04/01/2041		581,603
500,000	Viacom Inc 4.38%, 09/15/2014		525,746

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Principal Amount		Value

Communications — (continued)
$500,000	Vodafone Group PLC 5.63%, 02/27/2017	$	579,383

			25,102,791

Consumer, Cyclical — 1.76%
901,716	American Airlines 2011-1 Class A Pass Through Trust 5.25%, 01/31/2021		982,871
2,500,000	American Airlines 2013-1 Class A Pass Through Trust (a) 4.00%, 07/15/2025		2,509,500
1,500,000	Arrow Electronics Inc 3.00%, 03/01/2018		1,513,294
1,000,000	Carnival Corp 1.20%, 02/05/2016		1,001,278
1,175,000	Cintas Corp No 2 2.85%, 06/01/2016		1,233,679
766,206	Continental Airlines 1999-1 Class A Pass Through Trust 6.55%, 02/02/2019		846,658
2,901,434	CVS Pass-Through Trust 6.04%, 12/10/2028		3,403,864
500,000	Home Depot Inc 5.40%, 03/01/2016		566,141
500,000	Hyatt Hotels Corp (a) 5.75%, 08/15/2015		543,166
250,000	Kia Motors Corp (a) 3.63%, 06/14/2016		264,317
500,000	Mattel Inc 4.35%, 10/01/2020		548,909
896,739	Northwest Airlines 2002-1 Class G-2 Pass Through Trust 6.26%, 11/20/2021		950,543
1,589,409	UAL 2009-1 Pass Through Trust 10.40%, 11/01/2016		1,827,820
500,000	Wal-Mart Stores Inc 6.20%, 04/15/2038		659,588

			16,851,628

Consumer, Non-cyclical — 2.40%
3,000,000	AbbVie Inc (a) 1.75%, 11/06/2017		3,036,483
500,000	Alberto-Culver Co 5.15%, 06/01/2020		591,438
1,000,000	Amgen Inc 6.90%, 06/01/2038		1,320,764
500,000	Anheuser-Busch Cos LLC 5.95%, 01/15/2033		606,870
1,000,000	Anheuser-Busch InBev Worldwide Inc 8.20%, 01/15/2039		1,608,425
	Avon Products Inc
2,350,000	6.50%, 03/01/2019		2,665,048
2,000,000	4.60%, 03/15/2020		2,077,546
1,000,000	DENTSPLY International Inc 2.75%, 08/15/2016		1,038,404
1,000,000	Diageo Investment Corp 2.88%, 05/11/2022		1,010,878

Principal Amount		Value

Consumer, Non-cyclical — (continued)
$750,000	Ingredion Inc 4.63%, 11/01/2020	$	835,325
500,000	Laboratory Corp of America Holdings 3.13%, 05/15/2016		526,930
500,000	Mondelez International Inc 5.38%, 02/10/2020		594,888
1,000,000	Moody’s Corp 4.50%, 09/01/2022		1,030,570
250,000	SABMiller PLC (a) 6.50%, 07/01/2016		289,743
2,000,000	Western Union Co 2.88%, 12/10/2017		2,029,826
500,000	Woolworths Ltd (a) 2.55%, 09/22/2015		518,285
	Wyeth LLC
1,000,000	6.45%, 02/01/2024		1,332,326
1,000,000	5.95%, 04/01/2037		1,277,222
500,000	Zoetis Inc (a) 3.25%, 02/01/2023		507,042

			22,898,013

Energy — 2.79%
1,300,000	BP Capital Markets PLC 4.74%, 03/11/2021		1,506,747
1,000,000	Canadian Oil Sands Ltd (a) 4.50%, 04/01/2022		1,078,273
1,000,000	ConocoPhillips 5.90%, 10/15/2032		1,243,395
500,000	EQT Corp 8.13%, 06/01/2019		620,704
1,250,000	Gulfstream Natural Gas System LLC (a) 6.95%, 06/01/2016		1,459,354
2,629,667	Kern River Funding Corp (a) 4.89%, 04/30/2018		2,873,382
500,000	Motiva Enterprises LLC (a) 5.75%, 01/15/2020		600,282
500,000	Northwest Pipeline GP 7.13%, 12/01/2025		647,671
2,312,000	Occidental Petroleum Corp 9.25%, 08/01/2019		3,268,958
750,000	Panhandle Eastern Pipe Line Co LP 6.20%, 11/01/2017		890,560
1,000,000	Petro-Canada 6.80%, 05/15/2038		1,304,072
	Petrobras International Finance Co - Pifco
500,000	5.75%, 01/20/2020		550,688
750,000	6.75%, 01/27/2041		847,720
500,000	Petroleos Mexicanos 6.50%, 06/02/2041		588,750
500,000	Phillips 66 4.30%, 04/01/2022		548,882
250,000	Sunoco Logistics Partners Operations LP 8.75%, 02/15/2014		266,900

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Principal Amount		Value

Energy — (continued)
$1,000,000	Talisman Energy Inc 6.25%, 02/01/2038	$	1,129,909
1,000,000	Tennessee Gas Pipeline Co LLC 7.00%, 10/15/2028		1,357,333
1,000,000	Transcontinental Gas Pipe Line Co LLC 6.05%, 06/15/2018		1,215,306
	Transocean Inc
500,000	4.95%, 11/15/2015		540,993
500,000	6.00%, 03/15/2018		566,301
	Valero Energy Corp
500,000	6.13%, 06/15/2017		594,786
500,000	7.50%, 04/15/2032		650,132
1,750,000	Weatherford International Ltd 9.63%, 03/01/2019		2,285,589

			26,636,687

Financial — 10.24%
1,000,000	ALEX Alpha LLC 1.62%, 08/15/2024		997,919
500,000	Allstate Corp 5.35%, 06/01/2033		584,397
1,000,000	American Express Co 8.15%, 03/19/2038		1,531,769
2,625,000	American Honda Finance Corp (a) 7.63%, 10/01/2018		3,412,728
500,000	Ameriprise Financial Inc 5.30%, 03/15/2020		594,805
	Bank of America Corp
1,000,000	4.90%, 05/01/2013		1,003,426
500,000	4.50%, 04/01/2015		529,812
1,000,000	1.25%, 01/11/2016		995,822
500,000	5.75%, 12/01/2017		578,329
500,000	Bank of America NA 6.00%, 10/15/2036		599,169
500,000	Barclays Bank PLC 5.00%, 09/22/2016		561,580
1,402,331	BGS CTL Pass Through Trust Series 2009 (a)(c) 6.36%, 06/15/2033		1,650,276
3,277,310	Caledonia Generating LLC (a) 1.95%, 02/28/2022		3,340,758
500,000	Camden Property Trust 5.38%, 12/15/2013		515,765
1,500,000	Canadian Imperial Bank of Commerce 0.90%, 10/01/2015		1,504,956
500,000	Charles Schwab Corp 4.45%, 07/22/2020		571,908
	Citigroup Inc
1,000,000	1.30%, 04/01/2016		999,882
500,000	6.13%, 11/21/2017		591,185
1,000,000	8.50%, 05/22/2019		1,332,248
500,000	5.38%, 08/09/2020		585,373
500,000	6.63%, 01/15/2028		611,392
500,000	5.85%, 12/11/2034		586,684
500,000	CME Group Inc (a) 4.40%, 03/15/2018		564,207

Principal Amount		Value

Financial — (continued)
$1,000,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 3.38%, 01/19/2017	$	1,070,614
750,000	Deutsche Bank AG 3.45%, 03/30/2015		787,650
1,000,000	Duke Realty LP 6.75%, 03/15/2020		1,221,090
3,000,000	Durrah MSN 35603 1.68%, 01/22/2025		2,983,425
	Export-Import Bank of Korea
2,000,000	1.25%, 11/20/2015		2,001,232
500,000	4.00%, 01/29/2021		538,265
1,000,000	Fifth Third Bancorp 3.50%, 03/15/2022		1,041,924
	Ford Motor Credit Co LLC
1,000,000	12.00%, 05/15/2015		1,208,148
1,500,000	3.00%, 06/12/2017		1,538,371
1,500,000	6.63%, 08/15/2017		1,749,328
1,000,000	8.13%, 01/15/2020		1,262,613
	General Electric Capital Corp
500,000	5.63%, 09/15/2017		585,988
1,500,000	1.63%, 04/02/2018		1,493,560
1,000,000	4.63%, 01/07/2021		1,125,807
1,000,000	General Electric Capital Corp Series A 6.75%, 03/15/2032		1,272,894
	Goldman Sachs Group Inc
750,000	5.13%, 01/15/2015		801,275
1,000,000	5.75%, 10/01/2016		1,140,346
500,000	6.15%, 04/01/2018		589,183
1,000,000	6.25%, 02/01/2041		1,188,355
3,000,000	Goodman Funding Pty Ltd (a) 6.38%, 04/15/2021		3,472,191
500,000	Health Care REIT Inc 2.25%, 03/15/2018		504,536
500,000	HSBC Finance Corp 5.50%, 01/19/2016		556,502
	HSBC Holdings PLC
500,000	5.10%, 04/05/2021		577,736
1,000,000	4.88%, 01/14/2022		1,142,176
1,000,000	6.10%, 01/14/2042		1,268,151
1,000,000	Hyundai Capital Services (a) 3.50%, 09/13/2017		1,064,136
3,600,000	International Lease Finance Corp (a) 6.75%, 09/01/2016		4,068,000
	Jefferies Group LLC
500,000	3.88%, 11/09/2015		522,500
500,000	8.50%, 07/15/2019		622,455
	JPMorgan Chase & Co
500,000	5.13%, 09/15/2014		530,392
1,000,000	6.00%, 01/15/2018		1,188,352
1,000,000	4.35%, 08/15/2021		1,103,175
500,000	JPMorgan Chase Bank NA 6.00%, 10/01/2017		588,974
	KFW
1,000,000	4.88%, 01/17/2017		1,152,800
1,000,000	4.38%, 03/15/2018		1,159,930
500,000	2.75%, 09/08/2020		537,700
500,000	Landwirtschaftliche Rentenbank 2.38%, 09/13/2017		531,800

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Principal Amount		Value

Financial — (continued)
$500,000	Lincoln National Corp 6.25%, 02/15/2020	$	605,009
1,000,000	Markel Corp 3.63%, 03/30/2023		1,003,795
2,310,000	Massachusetts Mutual Life Insurance Co (a) 8.88%, 06/01/2039		3,570,886
500,000	Merrill Lynch & Co Inc 6.05%, 05/16/2016		555,891
1,000,000	MetLife Inc 6.50%, 12/15/2032		1,273,157
1,045,000	Metropolitan Life Global Funding I (a) 3.65%, 06/14/2018		1,145,661
	Morgan Stanley
750,000	6.00%, 05/13/2014		790,498
500,000	5.63%, 09/23/2019		574,940
500,000	Morgan Stanley Series F 6.63%, 04/01/2018		597,701
500,000	NASDAQ OMX Group Inc 4.00%, 01/15/2015		522,374
500,000	New York Life Insurance Co (a) 6.75%, 11/15/2039		670,625
500,000	Nomura Holdings Inc 5.00%, 03/04/2015		531,943
500,000	Oesterreichische Kontrollbank AG 1.75%, 10/05/2015		515,100
1,000,000	Pacific LifeCorp (a) 6.00%, 02/10/2020		1,153,801
1,000,000	PNC Bank NA 4.88%, 09/21/2017		1,144,580
500,000	Protective Life Corp 8.45%, 10/15/2039		659,159
950,000	Prudential Covered Trust 2012-1 (a) 3.00%, 09/30/2015		990,495
250,000	Prudential Financial Inc 5.38%, 06/21/2020		294,848
500,000	Prudential Financial Inc Series D 6.10%, 06/15/2017		589,801
2,943,446	Santa Rosa Leasing LLC 1.47%, 11/03/2024		2,920,846
500,000	Simon Property Group LP 4.20%, 02/01/2015		527,445
2,750,000	SunAmerica Financial Group Inc 7.50%, 07/15/2025		3,465,000
250,000	Susa Partnership LP 7.50%, 12/01/2027		318,641
500,000	Teachers Insurance & Annuity Association of America (a) 6.85%, 12/16/2039		667,191
500,000	Toronto-Dominion Bank (a) 2.20%, 07/29/2015		518,800
250,000	UBS AG/Stamford CT 4.88%, 08/04/2020		289,582
1,959,838	Union 13 Leasing LLC 1.68%, 12/19/2024		1,945,918
337,000	Wachovia Bank NA 4.80%, 11/01/2014		358,223
500,000	Wells Fargo & Co 5.13%, 09/15/2016		564,605

Principal Amount		Value

Financial — (continued)
$500,000	5.38%, 02/07/2035	$	584,220

			97,786,699

Industrial — 2.14%
500,000	Agilent Technologies Inc 5.50%, 09/14/2015		552,640
	Amphenol Corp
500,000	4.75%, 11/15/2014		529,690
1,000,000	4.00%, 02/01/2022		1,047,422
1,000,000	BAE Systems PLC (a) 3.50%, 10/11/2016		1,055,870
750,000	Brambles USA Inc (a) 5.35%, 04/01/2020		842,394
888,276	Burlington Northern & Santa Fe Railway Co 2005-4 Pass Through Trust 4.97%, 04/01/2023		988,801
812,118	Federal Express Corp 1998 Pass Through Trust 6.85%, 01/15/2019		917,694
1,651,899	Federal Express Corp 2012 Pass Through Trust (a) 2.63%, 01/15/2018		1,689,268
448,015	GATX Corp 2008-2 Pass Through Trust 9.00%, 11/15/2013		469,483
500,000	Kennametal Inc 3.88%, 02/15/2022		519,164
500,000	Lennox International Inc 4.90%, 05/15/2017		546,550
1,000,000	Smiths Group PLC (a) 3.63%, 10/12/2022		994,891
3,000,000	Snap-on Inc 6.13%, 09/01/2021		3,702,567
1,015,387	Union Pacific Railroad Co 2006 Pass Through Trust 5.87%, 07/02/2030		1,220,751
438,185	Union Pacific Railroad Co 2007-3 Pass Through Trust 6.18%, 01/02/2031		530,621
1,325,000	United Technologies Corp 6.05%, 06/01/2036		1,701,906
3,000,000	URS Corp (a) 4.10%, 04/01/2017		3,117,684

			20,427,396

Technology — 0.82%
500,000	Applied Materials Inc 2.65%, 06/15/2016		526,012
500,000	Computer Sciences Corp 6.50%, 03/15/2018		579,809
500,000	Dun & Bradstreet Corp 2.88%, 11/15/2015		516,972
	Hewlett-Packard Co
1,500,000	2.13%, 09/13/2015		1,520,749
3,000,000	3.30%, 12/09/2016		3,124,299

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Principal Amount		Value

Technology — (continued)
$1,500,000	HP Enterprise Services LLC 6.00%, 08/01/2013	$	1,525,782

			7,793,623

Utilities — 2.14%
1,000,000	Atmos Energy Corp 8.50%, 03/15/2019		1,349,203
1,250,000	Electricite de France SA (a) 6.95%, 01/26/2039		1,627,367
945,439	Elm Road Generating Station Supercritical LLC (a) 4.67%, 01/19/2031		1,069,165
	Entergy Louisiana LLC
1,000,000	3.30%, 12/01/2022		1,009,971
500,000	5.40%, 11/01/2024		602,541
500,000	Florida Gas Transmission Co LLC (a) 5.45%, 07/15/2020		581,044
1,000,000	Florida Power Corp 5.65%, 04/01/2040		1,227,248
500,000	Jersey Central Power & Light Co 6.15%, 06/01/2037		609,790
500,000	Kansas Gas & Electric Co (a) 6.70%, 06/15/2019		639,558
1,500,000	Kentucky Power Co (a) 6.00%, 09/15/2017		1,764,373
500,000	Louisville Gas & Electric Co 5.13%, 11/15/2040		595,379
500,000	Ohio Power Co Series H 4.85%, 01/15/2014		515,576
	Oncor Electric Delivery Co LLC
500,000	6.80%, 09/01/2018		622,349
1,000,000	7.50%, 09/01/2038		1,397,644
1,000,000	Pacific Gas & Electric Co 6.05%, 03/01/2034		1,250,911
500,000	Pennsylvania Electric Co 5.20%, 04/01/2020		570,326
405,000	Pnpp II Funding Corp 8.83%, 05/30/2016		450,514
500,000	Southwestern Electric Power Co 6.45%, 01/15/2019		608,869
500,000	Southwestern Public Service Co 8.75%, 12/01/2018		670,084
500,000	TECO Finance Inc 4.00%, 03/15/2016		537,378
1,000,000	Texas-New Mexico Power Co (a) 9.50%, 04/01/2019		1,360,432
500,000	Union Electric Co 8.45%, 03/15/2039		833,875
500,000	Westar Energy Inc 6.00%, 07/01/2014		532,150

			20,425,747

TOTAL BONDS AND NOTES — 26.58% (Cost $241,938,288)		$	253,736,289

Principal Amount		Value

FOREIGN GOVERNMENT BONDS AND NOTES
	Brazilian Government International Bond
$500,000	7.88%, 03/07/2015	$	565,750
500,000	6.00%, 01/17/2017		582,000
500,000	4.88%, 01/22/2021		580,000
500,000	Canada Government International Bond 2.38%, 09/10/2014		515,235
	European Investment Bank
500,000	3.00%, 04/08/2014		513,620
500,000	2.88%, 01/15/2015		521,750
500,000	5.13%, 09/13/2016		575,050
2,000,000	5.13%, 05/30/2017		2,342,880
500,000	2.88%, 09/15/2020		538,400
1,000,000	Hydro-Quebec 1.38%, 06/19/2017		1,013,200
1,000,000	International Bank for Reconstruction & Development 7.63%, 01/19/2023		1,488,880
1,000,000	Israel Government AID Bond 5.50%, 12/04/2023		1,301,306
	Mexico Government International Bond
500,000	5.63%, 01/15/2017		575,000
500,000	5.13%, 01/15/2020		585,500
500,000	Mexico Government International Bond Series A 6.75%, 09/27/2034		665,000
	Province of British Columbia
1,000,000	2.10%, 05/18/2016		1,046,500
1,000,000	2.65%, 09/22/2021		1,044,921
1,000,000	7.25%, 09/01/2036		1,622,650
1,000,000	Province of Manitoba Canada 2.63%, 07/15/2015		1,049,000
	Province of Ontario Canada
500,000	4.10%, 06/16/2014		522,448
1,000,000	2.30%, 05/10/2016		1,048,500
3,000,000	1.65%, 09/27/2019		2,996,400
1,000,000	4.40%, 04/14/2020		1,167,667

TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 2.39% (Cost $22,129,764)		$	22,861,657

MORTGAGE-BACKED SECURITIES
1,399,497	Americold 2010 LLC Trust Series 2010-ARTA, Class A1 (a) 3.85%, 01/14/2029		1,498,016
395,132	Bear Stearns Commercial Mortgage Securities Trust Series 2003-PWR2, Class A4 5.19%, 05/11/2039		399,087
1,330,000	Adjusted Series 2005-T20, Class A4A 5.15%, 10/12/2042 (b)		1,457,236
902,555	Commercial Mortgage Trust Series 2003-C2, Class A4 4.92%, 01/05/2036		912,947

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Principal Amount		Value

Mortgage-Backed Securities – (continued)
	Federal Home Loan Mortgage Corp
$1,500,000	3.00%, TBA	$	1,540,312
128,825	5.00%, 12/01/2017		137,876
128,948	5.50%, 02/01/2018		138,600
115,924	5.00%, 04/01/2018		124,173
135,415	5.50%, 05/01/2018		145,572
255,574	5.00%, 08/01/2018		274,380
134,127	5.00%, 12/01/2020		143,954
160,271	4.00%, 01/01/2021		170,987
169,438	5.00%, 04/01/2021		181,853
71,423	5.00%, 05/01/2021		76,656
108,760	5.50%, 05/01/2021		116,967
223,780	5.50%, 06/01/2022		243,110
2,175,365	2.50%, 11/01/2022		2,254,378
52,601	5.00%, 03/01/2023		56,324
288,143	4.50%, 06/01/2024		310,506
395,302	5.00%, 09/01/2024		431,356
362,816	4.00%, 02/01/2025		385,602
544,290	3.50%, 12/01/2025		585,702
1,796,810	4.00%, 05/01/2026		1,911,901
777,855	3.50%, 08/01/2026		832,419
1,730,021	3.00%, 12/01/2026		1,828,915
1,534,864	3.00%, 04/01/2027		1,611,091
35,742	7.50%, 05/01/2027		42,894
938,591	2.50%, 09/01/2027		973,615
2,639,061	3.00%, 09/01/2027		2,779,199
23,390	6.50%, 04/01/2029		27,333
4,921	7.50%, 08/01/2030		5,996
1,144,418	3.50%, 04/01/2032		1,217,449
258,178	6.50%, 11/01/2032		294,138
468,563	6.50%, 11/01/2032		531,921
381,687	6.50%, 11/01/2032		438,976
1,974,183	3.00%, 12/01/2032		2,061,212
522,649	5.50%, 06/01/2033		570,625
226,346	4.50%, 08/01/2033		242,853
107,708	5.00%, 02/01/2034		116,926
112,994	5.00%, 07/01/2034		122,099
495,436	5.00%, 09/01/2035		547,281
193,060	6.00%, 03/01/2036		211,188
87,064	6.00%, 04/01/2036		95,762
416,458	5.50%, 05/01/2036		452,213
614,892	5.00%, 06/01/2036		663,673
260,562	6.00%, 11/01/2036		285,213
179,045	6.00%, 12/01/2036		195,983
160,989	5.50%, 05/01/2037		174,358
523,410	5.50%, 05/01/2037		576,150
1,246,752	5.50%, 10/01/2037		1,374,833
488,159	6.50%, 11/01/2037		555,430
165,726	6.00%, 04/01/2038		181,819
1,278,521	5.50%, 05/01/2038		1,385,091
423,182	5.00%, 06/01/2038		455,168
602,523	4.50%, 06/01/2039		658,137
1,049,282	4.50%, 07/01/2039		1,157,609
391,534	4.50%, 11/01/2039		418,864
956,848	4.50%, 11/01/2039		1,023,638
2,498,475	4.00%, 12/01/2039		2,655,697
701,831	5.00%, 12/01/2039		775,275
1,958,561	4.50%, 05/01/2040		2,151,581
1,587,677	5.00%, 05/01/2040		1,722,564

Principal Amount		Value

Mortgage-Backed Securities – (continued)
$587,681	4.50%, 07/01/2040	$	629,069
869,264	5.00%, 08/01/2040		958,164
1,102,729	4.00%, 11/01/2040		1,172,121
2,550,543	4.00%, 02/01/2041		2,774,008
928,644	4.00%, 04/01/2041		987,081
1,171,715	4.50%, 06/01/2041		1,255,883
1,600,000	4.50%, 07/01/2041		1,714,933
1,641,407	3.50%, 02/01/2042		1,728,201
1,873,286	3.50%, 03/01/2042		1,977,024
1,104,688	3.50%, 06/01/2042		1,165,863
1,401,986	3.50%, 07/01/2042		1,479,625
2,275,826	3.50%, 08/01/2042		2,401,856
976,227	3.00%, 09/01/2042		1,003,265
1,002,773	3.00%, 09/01/2042		1,018,697
1,963,637	3.50%, 11/01/2042		2,072,378
	Federal National Mortgage Association
2,138	6.50%, 12/01/2013		2,151
84,203	6.00%, 07/01/2017		90,413
74,519	5.00%, 06/01/2018		80,029
139,490	4.00%, 04/01/2019		149,639
59,450	5.00%, 10/01/2020		64,193
89,636	6.00%, 05/01/2021		97,887
299,900	3.50%, 06/01/2021		318,031
52,647	6.00%, 12/01/2021		57,801
1,780,062	3.00%, 08/01/2022		1,885,085
38,434	8.00%, 11/01/2022		43,241
2,209,041	2.50%, 02/01/2023		2,311,382
340,938	5.00%, 01/01/2024		374,698
1,334,071	4.50%, 05/01/2024		1,435,527
1,038,258	4.00%, 07/01/2024		1,135,539
436,937	4.00%, 02/01/2025		467,772
110,331	4.00%, 02/01/2025		118,083
1,294,346	4.50%, 06/01/2025		1,392,781
1,332,957	4.00%, 01/01/2026		1,426,610
3,237,347	3.50%, 03/01/2026		3,433,059
1,516,631	3.00%, 12/01/2026		1,596,159
819,428	2.50%, 09/01/2027		844,108
2,330,224	3.00%, 09/01/2027		2,453,871
923,559	2.50%, 10/01/2027		951,375
2,483,725	2.50%, 02/01/2028		2,579,488
175,076	6.00%, 01/01/2029		200,482
523,681	4.50%, 01/01/2030		565,287
497,701	4.50%, 05/01/2030		536,931
1,382,434	4.00%, 09/01/2030		1,484,647
155,307	8.00%, 10/01/2030		182,437
1,094,179	3.50%, 01/01/2032		1,168,446
852,943	3.50%, 04/01/2032		910,837
852,744	3.50%, 04/01/2032		910,624
174,000	6.50%, 06/01/2032		200,333
139,849	7.00%, 07/01/2032		162,724
271,669	6.50%, 08/01/2032		306,678
1,918,187	3.00%, 09/01/2032		2,006,343
1,287,304	3.50%, 02/01/2033		1,374,680
1,830,808	5.50%, 03/01/2033		2,015,815
207,090	5.50%, 05/01/2033		233,129
367,058	5.00%, 07/01/2033		399,963
105,685	5.00%, 09/01/2033		115,160
174,431	5.00%, 09/01/2033		190,068
671,648	5.00%, 12/01/2033		731,858

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Principal Amount		Value

Mortgage-Backed Securities – (continued)
$110,360	5.50%, 01/01/2034	$	121,512
98,929	5.50%, 01/01/2034		109,142
989,843	5.50%, 03/01/2034		1,114,305
1,065,528	5.50%, 05/01/2034		1,175,533
318,713	5.50%, 02/01/2035		350,920
388,223	6.00%, 02/01/2035		432,913
108,284	5.00%, 07/01/2035		117,586
407,767	5.00%, 09/01/2035		442,793
316,250	5.00%, 09/01/2035		344,601
469,803	5.50%, 09/01/2035		515,369
401,704	6.00%, 10/01/2035		443,552
709,020	5.50%, 11/01/2035		777,788
122,841	6.00%, 11/01/2035		135,639
65,937	5.50%, 12/01/2035		72,332
201,978	6.00%, 12/01/2035		226,176
325,908	6.00%, 02/01/2036		359,861
359,841	5.50%, 04/01/2036		392,943
204,775	5.50%, 04/01/2036		224,636
1,770,259	6.00%, 04/01/2036		1,943,615
193,812	6.00%, 04/01/2036		214,002
863,238	5.50%, 05/01/2036		946,963
281,657	6.00%, 06/01/2036		314,714
172,182	6.00%, 07/01/2036		189,043
97,504	6.50%, 08/01/2036		115,473
555,305	5.50%, 10/01/2036		613,403
625,999	5.50%, 11/01/2036		683,585
214,016	5.00%, 05/01/2037		231,864
331,552	5.00%, 07/01/2037		361,274
243,310	6.00%, 08/01/2037		266,833
1,570,798	5.00%, 03/01/2038		1,701,796
244,003	6.00%, 03/01/2038		272,640
1,114,454	6.00%, 03/01/2038		1,245,252
1,894,213	6.00%, 03/01/2038		2,077,340
1,000,346	5.50%, 06/01/2038		1,091,116
751,682	5.50%, 07/01/2038		833,208
188,499	5.50%, 11/01/2038		208,943
1,721,513	6.00%, 11/01/2038		1,904,674
1,338,695	4.50%, 04/01/2039		1,480,611
870,104	4.50%, 05/01/2039		939,313
503,212	6.00%, 05/01/2039		556,752
1,408,675	4.50%, 06/01/2039		1,558,010
1,286,291	4.50%, 06/01/2039		1,422,651
1,670,480	5.00%, 07/01/2039		1,809,791
910,040	5.00%, 07/01/2039		987,639
538,463	4.50%, 08/01/2039		595,546
2,440,247	4.50%, 08/01/2039		2,698,938
2,812,290	5.00%, 08/01/2039		3,129,435
757,479	5.50%, 08/01/2039		826,292
1,152,118	5.00%, 12/01/2039		1,302,205
660,839	5.00%, 12/01/2039		735,363
1,089,218	4.50%, 03/01/2040		1,204,686
1,383,068	4.50%, 06/01/2040		1,492,086
1,655,232	5.00%, 06/01/2040		1,841,894
846,539	4.50%, 08/01/2040		929,403
358,532	4.50%, 09/01/2040		393,627
2,321,282	4.50%, 11/01/2040		2,548,501
772,530	4.50%, 11/01/2040		833,423
1,117,944	5.00%, 11/01/2040		1,236,679
861,751	5.00%, 01/01/2041		976,705
1,611,164	4.00%, 02/01/2041		1,718,458

Principal Amount		Value

Mortgage-Backed Securities – (continued)
$4,296,771	4.00%, 02/01/2041	$	4,656,089
1,805,599	4.50%, 03/01/2041		1,982,341
1,151,663	4.50%, 06/01/2041		1,243,161
5,538,422	4.50%, 06/01/2041		6,080,553
1,083,529	4.50%, 09/01/2041		1,189,591
1,235,455	4.50%, 10/01/2041		1,356,388
2,625,036	4.00%, 12/01/2041		2,862,602
2,014,917	4.00%, 01/01/2042		2,149,728
2,473,815	4.00%, 02/01/2042		2,639,329
923,444	3.50%, 06/01/2042		979,197
3,771,881	3.50%, 07/01/2042		3,998,431
6,083,519	3.00%, 09/01/2042		6,281,360
2,224,558	3.50%, 09/01/2042		2,360,256
5,308,764	3.50%, 09/01/2042		5,609,372
2,121,405	3.50%, 10/01/2042		2,241,530
1,942,414	3.50%, 10/01/2042		2,052,403
4,439,649	3.00%, 12/01/2042		4,582,816
2,490,983	3.00%, 02/01/2043		2,571,602
1,993,394	3.50%, 02/01/2043		2,106,270
2,500,000	3.50%, 03/01/2043		2,644,687
	Government National Mortgage Association
14,309	9.00%, 01/15/2017		15,609
202,603	5.00%, 09/15/2018		217,889
17,003	9.00%, 04/15/2021		18,300
37,041	7.00%, 07/15/2025		42,855
16,609	7.50%, 12/15/2025		18,999
654,703	3.50%, 02/15/2026		699,883
538,432	4.00%, 04/20/2026		576,228
1,147,675	3.50%, 11/20/2026		1,226,337
815,605	3.50%, 01/15/2027		871,214
4,566,997	2.50%, 04/15/2027		4,760,230
918,154	3.00%, 06/20/2027		974,538
772,854	5.00%, 11/15/2033		846,899
210,256	5.50%, 12/15/2035		231,222
263,679	5.00%, 12/20/2035		290,879
453,140	6.00%, 01/20/2036		512,742
610,123	5.50%, 02/20/2036		684,588
237,337	5.50%, 04/15/2037		260,312
2,000,000	5.00%, 01/15/2039		2,182,875
930,278	5.00%, 02/15/2039		1,015,340
1,918,999	4.50%, 03/15/2039		2,098,366
3,051,619	5.00%, 06/15/2039		3,380,240
1,296,836	4.00%, 11/15/2039		1,415,021
2,092,031	4.50%, 01/20/2040		2,317,062
2,842,846	4.00%, 05/20/2040		3,086,642
1,132,431	4.50%, 07/20/2040		1,252,657
552,255	5.50%, 07/20/2040		604,563
990,040	4.50%, 09/20/2040		1,095,148
2,477,305	4.00%, 10/15/2040		2,748,744
2,911,401	4.00%, 01/15/2041		3,175,816
1,139,198	5.00%, 03/20/2041		1,261,009
1,284,301	4.00%, 08/15/2041		1,400,942
344,094	4.50%, 12/20/2041		379,117
2,862,695	3.50%, 06/15/2042		3,082,407
1,416,204	3.50%, 06/15/2042		1,524,897
4,202,864	3.50%, 06/20/2042		4,499,298
3,450,960	4.00%, 06/20/2042		3,735,044
3,991,825	3.00%, 02/15/2043		4,178,692
997,555	3.00%, 02/15/2043		1,044,253

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Principal Amount		Value

Mortgage-Backed Securities – (continued)
$1,496,407	3.00%, 02/15/2043	$	1,566,458
1,250,000	GS Mortgage Securities Corp II Series 2005-GG4, Class A4 4.76%, 07/10/2039		1,333,402
500,000	JPMorgan Chase Commercial Mortgage Securities Corp Adjusted Series 2005-LDP5, Class AM (b) 5.24%, 12/15/2044		553,343
	Morgan Stanley Capital I Trust
1,495,906	Series 2005-IQ10, Class A4A 5.23%, 09/15/2042		1,613,639
2,000,000	Series 2007-T25, Class A3 5.51%, 11/12/2049 (d)		2,284,358
1,250,000	Series 2006-T21, Class A4 5.16%, 10/12/2052		1,372,712
2,694,000	Wachovia Bank Commercial Mortgage Trust Series 2005-C20, Class A7 5.12%, 07/15/2042		2,918,957
420,644	Wachovia Commercial Mortgage Pass-Through Certificates Series 2004-C10, Class A4 4.75%, 02/15/2041		430,891
1,692,152	Wells Fargo Commercial Mortgage Trust Series 2010-C1, Class A1 (a) 3.35%, 11/15/2043		1,815,424

TOTAL MORTGAGE-BACKED SECURITIES — 30.30% (Cost $282,537,180)		$	289,251,309

MUNICIPAL BONDS AND NOTES
500,000	Indianapolis Local Public Improvement Bond Bank 6.00%, 01/15/2040		631,990
1,000,000	New York State Dormitory Authority Series C 4.55%, 02/15/2021		1,172,900

TOTAL MUNICIPAL BONDS AND NOTES — 0.19% (Cost $1,497,453)		$	1,804,890

U.S. GOVERNMENT AGENCY BONDS AND NOTES
	Federal Home Loan Bank
1,300,000	5.25%, 06/18/2014		1,380,223
5,250,000	5.50%, 08/13/2014		5,633,906
1,250,000	4.75%, 12/16/2016 (d)		1,442,698
	Federal Home Loan Mortgage Corp
2,500,000	3.00%, 07/28/2014		2,590,240
750,000	1.00%, 08/20/2014		757,730
1,250,000	2.88%, 02/09/2015		1,309,648
4,000,000	0.50%, 04/17/2015		4,015,636
1,500,000	5.25%, 04/18/2016		1,717,951
1,250,000	5.50%, 07/18/2016		1,454,124
1,000,000	3.75%, 03/27/2019		1,146,502

Principal Amount		Value

U.S. Government Agency Bonds and Notes – (continued)
	Federal National Mortgage Association
$750,000	2.50%, 05/15/2014 (d)	$	769,350
1,000,000	1.13%, 06/27/2014		1,011,430
750,000	3.00%, 09/16/2014 (d)		780,728
1,500,000	5.00%, 04/15/2015 (d)		1,642,687
1,000,000	4.38%, 10/15/2015		1,100,422
3,250,000	1.25%, 09/28/2016		3,328,572
2,700,000	5.00%, 05/11/2017		3,170,278
500,000	Resolution Funding Corp Series B 9.38%, 10/15/2020		778,328
	Tennessee Valley Authority
750,000	3.88%, 02/15/2021		869,867
1,750,000	1.88%, 08/15/2022		1,728,575
1,260,000	7.13%, 05/01/2030		1,896,209

TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 4.04% (Cost $37,148,696)		$	38,525,104

U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
2,000,000	1.88%, 04/30/2014		2,036,484
4,000,000	1.00%, 05/15/2014		4,036,408
2,000,000	0.75%, 06/15/2014		2,013,360
8,500,000	0.13%, 07/31/2014		8,491,032
2,000,000	2.63%, 07/31/2014		2,064,610
1,750,000	0.50%, 08/15/2014		1,757,040
9,400,000	0.25%, 08/31/2014		9,404,775
3,250,000	2.38%, 08/31/2014		3,349,151
1,700,000	0.25%, 09/15/2014		1,700,864
5,500,000	0.50%, 10/15/2014		5,523,204
7,000,000	0.25%, 10/31/2014		7,003,010
1,500,000	2.38%, 10/31/2014		1,550,742
2,250,000	0.38%, 11/15/2014		2,255,362
4,500,000	2.63%, 12/31/2014		4,687,209
4,000,000	0.25%, 01/15/2015		4,000,780
1,000,000	0.25%, 02/15/2015		999,961
7,900,000	4.00%, 02/15/2015		8,453,000
2,000,000	0.25%, 02/28/2015		2,000,156
1,000,000	2.50%, 03/31/2015		1,044,766
2,900,000	0.38%, 04/15/2015		2,906,345
750,000	2.13%, 05/31/2015		779,825
2,000,000	1.88%, 06/30/2015		2,071,406
4,200,000	0.25%, 07/15/2015		4,196,720
2,000,000	1.75%, 07/31/2015		2,067,968
8,200,000	4.25%, 08/15/2015		8,966,831
4,400,000	0.25%, 09/15/2015		4,393,814
5,250,000	1.25%, 09/30/2015		5,373,459
1,000,000	0.38%, 11/15/2015		1,001,562
5,800,000	4.50%, 11/15/2015		6,431,202
4,500,000	1.38%, 11/30/2015		4,624,452
3,700,000	2.13%, 12/31/2015		3,880,664
6,600,000	2.00%, 04/30/2016		6,926,390
1,350,000	7.25%, 05/15/2016		1,636,454
1,000,000	1.75%, 05/31/2016		1,042,500
2,000,000	3.25%, 05/31/2016		2,179,376
2,650,000	1.50%, 06/30/2016		2,742,957
2,500,000	3.25%, 06/30/2016		2,728,515
1,000,000	3.25%, 07/31/2016		1,093,672

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Principal Amount		Value

U.S. Treasury Bonds and Notes – (continued)
$4,800,000	4.88%, 08/15/2016 (d)	$	5,512,502
750,000	1.00%, 08/31/2016		764,004
3,900,000	1.00%, 10/31/2016		3,972,212
3,800,000	3.13%, 10/31/2016		4,157,436
1,600,000	0.88%, 11/30/2016		1,622,000
5,000,000	0.88%, 12/31/2016		5,067,580
2,900,000	3.25%, 12/31/2016		3,195,211
1,000,000	0.88%, 02/28/2017		1,012,812
7,500,000	0.88%, 04/30/2017		7,589,647
750,000	4.50%, 05/15/2017		869,531
2,000,000	0.63%, 05/31/2017		2,002,500
1,775,000	2.75%, 05/31/2017		1,932,670
2,000,000	2.50%, 06/30/2017		2,158,750
2,100,000	2.38%, 07/31/2017		2,256,679
3,200,000	4.75%, 08/15/2017		3,770,000
3,500,000	0.63%, 08/31/2017		3,496,444
1,750,000	1.88%, 08/31/2017		1,844,063
3,500,000	1.88%, 09/30/2017		3,687,852
1,000,000	0.75%, 10/31/2017		1,002,891
500,000	1.88%, 10/31/2017		526,875
4,000,000	0.75%, 12/31/2017 (d)		4,005,312
1,000,000	2.75%, 12/31/2017		1,095,625
1,250,000	2.63%, 01/31/2018		1,362,989
4,400,000	3.50%, 02/15/2018		4,981,627
2,000,000	2.63%, 04/30/2018		2,183,750
750,000	2.38%, 06/30/2018		809,766
7,850,000	1.50%, 08/31/2018		8,115,550
3,000,000	1.38%, 09/30/2018		3,080,625
3,000,000	1.38%, 12/31/2018		3,073,593
3,000,000	1.25%, 01/31/2019		3,049,923
1,000,000	1.38%, 02/28/2019		1,022,578
750,000	3.13%, 05/15/2019		844,922
1,500,000	3.63%, 08/15/2019		1,737,188
4,550,000	1.00%, 08/31/2019		4,518,719
2,000,000	1.25%, 10/31/2019		2,014,688
3,870,000	3.63%, 02/15/2020		4,496,456
2,175,000	3.50%, 05/15/2020		2,511,446
2,400,000	2.63%, 08/15/2020		2,621,438
4,500,000	2.63%, 11/15/2020		4,908,163
1,900,000	3.63%, 02/15/2021		2,213,500
1,000,000	3.13%, 05/15/2021		1,126,016
2,250,000	8.13%, 05/15/2021		3,410,860
2,700,000	2.13%, 08/15/2021		2,821,500
2,000,000	2.00%, 11/15/2021		2,062,500
650,000	8.00%, 11/15/2021		990,438
1,000,000	2.00%, 02/15/2022		1,028,047
2,000,000	1.75%, 05/15/2022		2,005,782
700,000	1.63%, 08/15/2022		690,976
2,650,000	7.25%, 08/15/2022		3,936,077
2,500,000	1.63%, 11/15/2022		2,455,665
1,800,000	6.25%, 08/15/2023		2,547,562
300,000	7.50%, 11/15/2024		470,438
1,100,000	6.88%, 08/15/2025		1,667,359
750,000	6.75%, 08/15/2026		1,139,180
600,000	6.38%, 08/15/2027		892,875
400,000	6.13%, 11/15/2027		583,812
850,000	5.25%, 11/15/2028		1,151,485
750,000	6.25%, 05/15/2030		1,132,617
1,500,000	5.38%, 02/15/2031		2,086,641
2,950,000	4.50%, 02/15/2036 (d)		3,746,960

Principal Amount		Value

U.S. Treasury Bonds and Notes – (continued)
$2,000,000	4.75%, 02/15/2037	$	2,632,812
1,500,000	4.38%, 02/15/2038		1,875,234
1,750,000	4.50%, 05/15/2038		2,229,063
1,100,000	3.50%, 02/15/2039		1,196,078
1,000,000	4.38%, 11/15/2039		1,253,125
3,500,000	4.63%, 02/15/2040		4,556,562
2,775,000	4.38%, 05/15/2040		3,478,290
2,150,000	3.88%, 08/15/2040		2,486,946
1,500,000	4.38%, 05/15/2041		1,881,797
3,500,000	3.13%, 11/15/2041		3,520,783
1,750,000	3.13%, 02/15/2042		1,758,750
7,450,000	2.75%, 08/15/2042		6,912,199

TOTAL U.S. TREASURY BONDS AND NOTES — 33.76% (Cost $311,622,787)		$	322,233,972

SHORT TERM INVESTMENTS
Reverse Repurchase Agreements — 3.38%
16,000,000	Reverse repurchase agreement (principal amount/value $16,000,000 with a maturity value of $16,000,284) with Merrill Lynch, Pierce, Fenner & Smith, 0.16%, dated 3/28/13, to be repurchased at $16,000,284 on 4/1/13, collateralized by a U.S. Treasury Security, 0.25%, 7/15/15, with a value of $16,320,078.		16,000,000

3,864,175	Reverse repurchase agreement (principal amount/value $3,864,175 with a maturity value of $3,864,570) with HSBC Securities (USA) Inc, 0.22%, dated 3/28/13, to be repurchased at $3,864,570 on 4/1/13, collateralized by Federal National Mortgage Association, 2.50% - 4.00%, 1/1/28 - 1/1/41, with a value of $3,941,800.		3,864,175

3,864,175	Reverse repurchase agreement (principal amount/value $3,864,175 with a maturity value of $3,864,575) with BNP Paribas Securities Corp, 0.23%, dated 3/28/13, to be repurchased at $3,864,575 on 4/1/13, collateralized by various U.S. Government Acency Securities, 3.00% - 6.00%, 5/15/24 - 3/1/43, with a value of $3,941,766.		3,864,175

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Principal Amount		Value

Short Term Investments – (continued)
$812,214	Reverse repurchase agreement (principal amount/value $812,214 with a maturity value of $812,290) with Merrill Lynch, Pierce, Fenner & Smith, 0.14%, dated 3/28/13, to be repurchased at $812,290 on 4/1/13, collateralized by U.S. Treasury Securities, 0.25% - 6.88%, 7/31/13 - 8/15/25, with a value of $828,567.	$	812,214

3,864,175	Undivided interest of 4.44% in a reverse repurchase agreement (principal amount/value $87,318,979 with a maturity value of $87,320,919) with Citigroup Global Markets Inc, 0.20%, dated 3/28/13, to be repurchased at $3,864,175 on 4/1/13, collateralized by U.S. Treasury Securities and various U.S. Government Agency Securities, 0.00% - 6.00%, 3/31/13 - 3/15/53, with a value of $89,065,387.		3,864,175

Principal Amount		Value

$3,864,174	Undivided interest of 4.44% in a reverse repurchase agreement (principal amount/value $87,318,979 with a maturity value of $87,321,113) with RBC Capital Markets Corp, 0.22%, dated 3/28/13, to be repurchased at $3,864,174 on 4/1/13, collateralized by various U.S. Government Agency Securities, 2.50% - 4.00%, 7/1/27 - 4/1/43, with a value of $89,065,361.	$	3,864,174

TOTAL SHORT TERM INVESTMENTS — 3.38% (Cost $32,268,913)		$	32,268,913

TOTAL INVESTMENTS — 101.79% (Cost $939,895,221)		$	971,689,219

OTHER ASSETS & LIABILITIES, NET — (1.79)%		$	(17,067,407)

TOTAL NET ASSETS — 100.00%		$	954,621,812

(a)	Restricted security; at March 28, 2013, the aggregate cost and fair value of restricted securities was $70,637,737 and $73,628,539, respectively, representing 7.71% of net assets.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 28, 2013.
(c)	Illiquid security; at March 28, 2013, the aggregate cost and fair value of illiquid securities was $1,402,331 and $1,650,276, respectively, representing 0.17% of net assets.
(d)	A portion or all of the security is on loan at March 28, 2013.
REIT	Real Estate Investment Trust
TBA	To Be Announced.

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Notes to Schedule of Investments

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-four funds. Interests in the Great-West Bond Index Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek investment results that track the total return of the debt securities that comprise the Barclays Capital Aggregate Bond Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Fund is determined as of the close of trading on each valuation date.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Fixed income investments are valued using evaluated bid prices from approved pricing services, or in the event a price is not available from a pricing service, may be model priced or priced on the basis of quotations from brokers or dealers.

Foreign exchange rates are determined by utilizing the New York closing rates.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Fixed Income Investments:
Asset Backed Securities

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.

  March 28, 2013

Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.

Domestic Bonds and Notes, U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Foreign Bonds and Notes, Foreign Government Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.

Mortgage-Backed Securities

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.

Municipal Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields and material event notices.

Short Term Investments	Maturity date and credit quality.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of March 28, 2013, 100% of the Fund’s investments are valued using Level 2 inputs. A breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments. The Fund recognizes transfers between the levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

Risk Factors

Investing in the Fund may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Fund. These events may have adverse effects on the Fund such as a decline in the value and liquidity of many securities held by the Fund, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Fund’s ability to achieve its investment objective.

The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

  March 28, 2013

Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

The Fund may hold bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may be less liquid than the market for higher grade bonds.

Restricted and Illiquid Securities

The Fund may own certain investment securities which are restricted as to resale. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. These securities are deemed illiquid unless it is otherwise determined that such securities are liquid pursuant to the Board-approved guidelines established in Great-West Funds’ Policy and Procedures regarding Liquidity.

The Fund may own certain investment securities that have been deemed illiquid because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term.

Reverse Repurchase Agreements

The Fund may engage in reverse repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a reverse repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A reverse repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in repurchase agreement transactions and/or hold repurchase agreement positions as a form of security lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid quarterly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection.

Interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

  March 28, 2013

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2009 through 2012. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Application of Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund adopted ASU No. 2011-11 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2011-11 did not have an impact on the Fund’s financial position or the results of its operations.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At March 28, 2013, the U.S. Federal income tax cost basis was $939,897,421. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $34,165,494 and gross depreciation of securities in which there was an excess of tax cost over value of $2,373,696 resulting in net appreciation of $31,791,798.

3. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. As of March 28, 2013 the Fund had securities on loan valued at $15,922,382 and received collateral of $32,268,913 for such loan which was invested in reverse repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The reverse repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

  March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Principal Amount				Value

ASSET-BACKED SECURITIES
$2,150,000	Ally Master Owner Trust (a) Series 2011-1, Class A1 1.07%, 01/15/2016		$	2,161,528
2,900,000	Float Series 2011-4, Class A1 1.00%, 09/15/2016			2,923,664
4,000,000	Float Series 2010-4, Class A 1.27%, 08/15/2017			4,060,548
2,000,000	American Express Credit Account Master Trust Float Series 2010-1, Class B (a) 0.80%, 11/16/2015			2,000,420
2,575,000	American Express Credit Account Secured Note Trust Float Series 2012-4, Class C (a)(b) 1.00%, 05/15/2020			2,592,489
875,000	AmeriCredit Automobile Receivables Trust Series 2013-1, Class D 2.09%, 02/08/2019			875,606
3,800,000	BMW Floorplan Master Owner Trust Float Series 2012-1A, Class A (a)(b) 0.60%, 09/15/2017			3,811,708
5,000,000	Citibank Omni Master Trust Float Series 2009-A14A, Class A14 (a)(b) 2.95%, 08/15/2018			5,175,780
1,200,000	Discover Card Master Trust Series 2012-B3, Class B3 (a) 0.65%, 05/15/2018			1,203,186
	Ford Credit Floorplan Master Owner Trust (a)
2,000,000	Float Series 2012-1, Class A 0.67%, 01/15/2016			2,005,200
1,675,000	Float Series 2011-1, Class A2 0.80%, 02/15/2016			1,681,531
4,000,000	Float Series 2010-3, Class A2 1.90%, 02/15/2017 (b)			4,110,048
	GE Dealer Floorplan Master Note Trust (a)
4,000,000	Float Series 2012, Class A 0.77%, 02/20/2017			4,021,344
3,000,000	Float Series 2012-3, Class A 0.69%, 06/20/2017			3,013,521
2,250,000	Santander Drive Auto Receivables Trust Series 2013-1, Class C 1.76%, 01/15/2019			2,265,829
175,000	Series 2013-1, Class D 2.27%, 01/15/2019			175,004
1,000,000	SMART Trust Series 2012-4US, Class A4B (a) 0.90%, 08/14/2018			1,003,612

TOTAL ASSET-BACKED SECURITIES — 7.73% (Cost $42,992,172)		$		43,081,018

Principal Amount		Value

BONDS AND NOTES
Basic Materials — 2.42%
$384,000	Albemarle Corp 5.10%, 02/01/2015	$410,294
225,000	Anglo American Capital PLC (b) 2.63%, 04/03/2017	230,355
250,000	4.45%, 09/27/2020	267,570
315,000	AngloGold Ashanti Holdings PLC 5.13%, 08/01/2022	319,315
50,000	Ashland Inc (b)
	3.88%, 04/15/2018	50,625
50,000	4.75%, 08/15/2022	50,875
200,000	Braskem Finance Ltd (b) 5.75%, 04/15/2021	209,700
200,000	Carpenter Technology Corp 5.20%, 07/15/2021	214,798
600,000	4.45%, 03/01/2023	616,177
200,000	Cia Minera Milpo SAA (b) 4.63%, 03/28/2023	198,800
50,000	Clearwater Paper Corp (b) 4.50%, 02/01/2023	49,000
200,000	Corp Nacional del Cobre de Chile (b) 3.00%, 07/17/2022	195,400
500,000	4.25%, 07/17/2042	459,165
200,000	CSN Islands XI Corp 6.88%, 09/21/2019	221,841
50,000	Eagle Spinco Inc (b) 4.63%, 02/15/2021	50,875
235,000	Ecolab Inc 4.35%, 12/08/2021	259,287
200,000	EuroChem Mineral & Chemical Co OJSC via EuroChem GI Ltd 5.13%, 12/12/2017	204,000
50,000	Ferro Corp 7.88%, 08/15/2018	51,875
250,000	Gold Fields Orogen Holding BVI Ltd (b) 4.88%, 10/07/2020	245,625
400,000	Goldcorp Inc 2.13%, 03/15/2018	401,310
2,250,000	3.70%, 03/15/2023	2,259,488
125,000	Hexion US Finance Corp (b) 6.63%, 04/15/2020	125,312
	Hexion US Finance Corp / Hexion Nova Scotia Finance ULC
100,000	8.88%, 02/01/2018	103,500
75,000	9.00%, 11/15/2020	71,250
200,000	Huntsman International LLC (b) 4.88%, 11/15/2020	201,500
250,000	Incitec Pivot Finance LLC (b) 6.00%, 12/10/2019	290,108
75,000	Longview Fibre Paper & Packaging Inc (b) 8.00%, 06/01/2016	78,563
400,000	Mexichem SAB de CV (b) 4.88%, 09/19/2022	424,000
50,000	Momentive Performance Materials Inc 10.00%, 10/15/2020	50,000
125,000	OMNOVA Solutions Inc 7.88%, 11/01/2018	133,125

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Principal Amount			Value

Basic Materials — (continued)
$155,000	Praxair Inc 4.63%, 03/30/2015	$	167,442
200,000	PTT Global Chemical PCL (b) 4.25%, 09/19/2022		208,736
100,000	Rio Tinto Finance USA Ltd 6.50%, 07/15/2018		122,750
200,000	Rohm & Haas Co 6.00%, 09/15/2017		234,876
	RPM International Inc
225,000	6.50%, 02/15/2018		263,682
110,000	6.13%, 10/15/2019		129,151
200,000	Samarco Mineracao SA (b) 4.13%, 11/01/2022		194,600
500,000	Sherwin-Williams Co 3.13%, 12/15/2014		520,139
200,000	Sociedad Quimica y Minera de Chile SA (b) 3.63%, 04/03/2023		198,224
	Southern Copper Corp
2,000,000	3.50%, 11/08/2022		1,990,430
250,000	6.75%, 04/16/2040		281,841
100,000	5.25%, 11/08/2042		94,687
50,000	Steel Dynamics Inc (b) 5.25%, 04/15/2023		50,688
125,000	Unifrax I LLC / Unifrax Holding Co (b) 7.50%, 02/15/2019		128,750
200,000	US Coatings Acquisition Inc / Flash Dutch 2 BV (b) 7.38%, 05/01/2021		210,500
250,000	Volcan Cia Minera SAA (b) 5.38%, 02/02/2022		264,548

			13,504,777

Communications — 3.40%
150,000	AMC Networks Inc 4.75%, 12/15/2022		149,250
	America Movil SAB de CV
250,000	5.75%, 01/15/2015		270,255
100,000	5.00%, 10/16/2019		113,407
420,000	AT&T Inc 4.45%, 05/15/2021		472,622
	CCO Holdings LLC / CCO Holdings Capital Corp
100,000	7.25%, 10/30/2017 (b)		107,875
50,000	7.38%, 06/01/2020		55,438
50,000	6.63%, 01/31/2022		53,625
75,000	5.13%, 02/15/2023		72,750
150,000	5.75%, 09/01/2023 (b)		150,375
75,000	Cequel Communications Holdings I LLC / Cequel Capital Corp (b) 6.38%, 09/15/2020		77,813
	Cisco Systems Inc
100,000	5.50%, 02/22/2016		113,647
400,000	3.15%, 03/14/2017		433,445
	Clear Channel Communications Inc (b)
200,000	9.00%, 03/01/2021		186,750
50,000	11.25%, 03/01/2021		51,000

Principal Amount			Value

Communications — (continued)
	Clear Channel Worldwide Holdings Inc (b)
$225,000	7.63%, 03/15/2020	$	234,844
125,000	6.50%, 11/15/2022		131,875
175,000	CommScope Inc(b) 8.25%, 01/15/2019		189,875
800,000	Corning Inc 4.75%, 03/15/2042		815,204
112,000	COX Communications Inc 5.45%, 12/15/2014		120,962
175,000	Crown Media Holdings Inc 10.50%, 07/15/2019		197,313
150,000	Cumulus Media Holdings Inc(c) 7.75%, 05/01/2019		154,125
	Digicel Group Ltd (b)
200,000	10.50%, 04/15/2018		222,500
200,000	8.25%, 09/30/2020		212,000
	Digicel Ltd (b)
150,000	8.25%, 09/01/2017		158,625
200,000	6.00%, 04/15/2021		199,000
500,000	DIRECTV Holdings LLC / DIRECTV Financing Co Inc 5.00%, 03/01/2021		556,206
250,000	Discovery Communications LLC 5.05%, 06/01/2020		288,734
175,000	DISH DBS Corp 5.88%, 07/15/2022		183,531
150,000	Entercom Radio LLC 10.50%, 12/01/2019		172,500
78,000	Entravision Communications Corp 8.75%, 08/01/2017		84,630
	Grupo Televisa SAB
350,000	6.63%, 03/18/2025		441,258
150,000	6.63%, 01/15/2040		182,692
500,000	Historic TW Inc 6.88%, 06/15/2018		623,857
200,000	IAC/InterActiveCorp (b) 4.75%, 12/15/2022		195,500
	Intelsat Jackson Holdings SA (b)
225,000	7.50%, 04/01/2021		250,312
50,000	6.63%, 12/15/2022		52,938
150,000	Intelsat Luxembourg SA(b) 7.75%, 06/01/2021		152,625
150,000	8.13%, 06/01/2023		152,438
1,577,000	Interpublic Group of Cos Inc 2.25%, 11/15/2017		1,576,637
100,000	Juniper Networks Inc 5.95%, 03/15/2041		111,461
75,000	Lamar Media Corp 5.00%, 05/01/2023		75,000
75,000	Level 3 Communications Inc (b) 8.88%, 06/01/2019		81,938
	Level 3 Financing Inc (b)
150,000	7.00%, 06/01/2020		157,125
100,000	8.63%, 07/15/2020		111,500
200,000	Lynx I Corp(b) 5.38%, 04/15/2021		208,000
	MetroPCS Wireless Inc (b)
100,000	7.88%, 09/01/2018 (c)		109,250
150,000	6.63%, 04/01/2023		152,625

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Principal Amount			Value

Communications — (continued)
$300,000	New Cingular Wireless Services Inc 8.75%, 03/01/2031	$	467,055
1,150,000	News America Inc 8.00%, 10/17/2016		1,411,871
50,000	Nexstar Broadcasting Inc / Mission Broadcasting Inc 8.88%, 04/15/2017		55,000
175,000	Nielsen Finance LLC / Nielsen Finance Co (b) 4.50%, 10/01/2020		174,781
	Qtel International Finance Ltd (b)
200,000	4.75%, 02/16/2021		223,000
200,000	3.88%, 01/31/2028		196,958
100,000	Sirius XM Radio Inc (b) 5.25%, 08/15/2022		102,250
325,000	Sprint Capital Corp 6.88%, 11/15/2028		332,312
	Sprint Nextel Corp
100,000	7.00%, 03/01/2020 (b)		116,500
475,000	6.00%, 11/15/2022		488,062
200,000	Syniverse Holdings Inc 9.13%, 01/15/2019		219,500
500,000	Telefonaktiebolaget LM Ericsson 4.13%, 05/15/2022		519,875
300,000	Telefonica Emisiones SAU 7.05%, 06/20/2036		322,050
100,000	Telemar Norte Leste SA (b) 5.50%, 10/23/2020		104,250
100,000	Telemovil Finance Co Ltd (b) 8.00%, 10/01/2017		108,500
	Time Warner Inc
250,000	3.40%, 06/15/2022		257,797
250,000	6.10%, 07/15/2040		289,856
100,000	Townsquare Radio LLC / Townsquare Radio Inc (b) 9.00%, 04/01/2019		109,250
75,000	Truven Health Analytics Inc (b) 10.63%, 06/01/2020		85,500
750,000	Viacom Inc 2.50%, 12/15/2016		781,461
	VimpelCom Holdings BV (b)
200,000	7.50%, 03/01/2022		222,560
250,000	5.95%, 02/13/2023		248,437
100,000	Virgin Media Finance PLC 5.25%, 02/15/2022		101,625
125,000	Visant Corp 10.00%, 10/01/2017		114,063
180,000	Walt Disney Co 3.75%, 06/01/2021		198,484
75,000	Windstream Corp (b) 6.38%, 08/01/2023		74,438
650,000	WPP Finance 2010 5.13%, 09/07/2042		639,780
125,000	XM Satellite Radio Inc (b) 7.63%, 11/01/2018		137,969

			18,968,516

Principal Amount			Value

Consumer, Cyclical — 3.26%
$125,000	Academy Ltd / Academy Finance Corp (b) 9.25%, 08/01/2019	$	140,937
650,000	Advance Auto Parts Inc 4.50%, 01/15/2022		668,128
	Affinia Group Inc (b)
125,000	9.00%, 11/30/2014		125,314
18,000	10.75%, 08/15/2016		19,530
100,000	Affinity Gaming LLC/Affinity Gaming Finance Corp (b) 9.00%, 05/15/2018		106,750
75,000	Allison Transmission Inc (b) 7.13%, 05/15/2019		80,719
	American Axle & Manufacturing Inc
150,000	7.75%, 11/15/2019		165,750
125,000	6.25%, 03/15/2021 (c)		128,125
50,000	6.63%, 10/15/2022 (c)		51,750
117,000	American Casino & Entertainment Properties LLC / ACEP Finance Corp 11.00%, 06/15/2014		117,878
175,000	Best Buy Co Inc (a) 7.25%, 07/15/2013		177,625
125,000	Caesars Entertainment Operating Co Inc 11.25%, 06/01/2017		132,969
200,000	Cedar Fair LP / Canada’s Wonderland Co / Magnum Management Corp (b) 5.25%, 03/15/2021		198,750
75,000	Chester Downs & Marina LLC (b) 9.25%, 02/01/2020		71,625
50,000	Choice Hotels International Inc 5.75%, 07/01/2022		55,500
	Cinemark USA Inc (b)
100,000	8.63%, 06/15/2019		110,375
50,000	5.13%, 12/15/2022		50,250
50,000	Claire’s Stores Inc (b) 6.13%, 03/15/2020		51,250
75,000	Cooper-Standard Automotive Inc 8.50%, 05/01/2018		81,750
	Daimler Finance North America LLC (b)
185,000	6.50%, 11/15/2013		191,829
150,000	0.89%, 03/28/2014 (a)		150,378
1,050,000	1.65%, 04/10/2015		1,062,429
750,000	2.95%, 01/11/2017		786,769
2,000,000	1.88%, 01/11/2018		2,015,500
100,000	Delphi Corp 5.00%, 02/15/2023		105,750
125,000	DineEquity Inc 9.50%, 10/30/2018		142,500
150,000	Exide Technologies (c) 8.63%, 02/01/2018		128,812
2,225,000	Ford Motor Co 4.75%, 01/15/2043		2,070,814
200,000	Gajah Tunggal Tbk PT (b) 7.75%, 02/06/2018		207,000
75,000	Gymboree Corp 9.13%, 12/01/2018		70,594

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Principal Amount			Value

Consumer, Cyclical — (continued)
$50,000	HD Supply Inc 10.50%, 01/15/2021	$	52,000
150,000	Hillman Group Inc 10.88%, 06/01/2018		165,000
750,000	Home Depot Inc 5.40%, 03/01/2016		849,211
75,000	IDQ Holdings Inc (b) 11.50%, 04/01/2017		82,500
125,000	International Automotive Components Group SA(b) 9.13%, 06/01/2018		123,750
150,000	Jaguar Land Rover Automotive PLC (b) 5.63%, 02/01/2023		155,812
125,000	Jo-Ann Stores Holdings Inc (b) 9.75%, 10/15/2019		131,250
200,000	Jo-Ann Stores Inc (b) 8.13%, 03/15/2019		209,000
100,000	L Brands Inc 5.63%, 02/15/2022		106,000
175,000	Lear Corp (b) 4.75%, 01/15/2023		170,625
225,000	Libbey Glass Inc 6.88%, 05/15/2020		242,719
325,000	Marriott International Inc/DE 3.00%, 03/01/2019		340,449
	MGM Resorts International
75,000	7.50%, 06/01/2016 (b)		83,063
50,000	6.75%, 10/01/2020 (b)		53,000
150,000	7.75%, 03/15/2022		166,500
175,000	Michaels Stores Inc 7.75%, 11/01/2018		191,187
125,000	New Academy Finance Co LLC / New Academy Finance Corp (b) 8.00%, 06/15/2018		129,375
1,000,000	Nissan Motor Acceptance Corp (b) 1.95%, 09/12/2017		1,014,729
125,000	Norcraft Cos LP / Norcraft Finance Corp 10.50%, 12/15/2015		130,937
125,000	NPC International Inc / NPC Operating Co A Inc / NPC Operating Co B Inc 10.50%, 01/15/2020		145,625
125,000	Party City Holdings Inc (b) 8.88%, 08/01/2020		137,187
50,000	Penske Automotive Group Inc (b) 5.75%, 10/01/2022		52,125
100,000	Petco Animal Supplies Inc (b) 9.25%, 12/01/2018		110,250
125,000	Petco Holdings Inc (b) 8.50%, 10/15/2017		128,906
125,000	Pittsburgh Glass Works LLC (b) 8.50%, 04/15/2016		127,187
50,000	PVH Corp 4.50%, 12/15/2022		49,250
50,000	Regal Entertainment Group 5.75%, 02/01/2025		49,125
125,000	Royal Caribbean Cruises Ltd 5.25%, 11/15/2022		126,563

Principal Amount			Value

Consumer, Cyclical — (continued)
$125,000	RSI Home Products Inc (b) 6.88%, 03/01/2018	$	126,875
100,000	Sally Holdings LLC / Sally Capital Inc 6.88%, 11/15/2019		110,750
200,000	Schaeffler Finance BV (b) 7.75%, 02/15/2017		225,250
125,000	Seminole Hard Rock Entertainment Inc (a)(b)(d) 2.78%, 03/15/2014		124,688
20,000	Seminole Indian Tribe of Florida (b) 7.80%, 10/01/2020		21,209
225,000	Serta Simmons Holdings LLC (b) 8.13%, 10/01/2020		233,719
50,000	Shearer’s Foods LLC / Chip Fin Corp (b) 9.00%, 11/01/2019		54,750
150,000	Six Flags Entertainment Corp (b) 5.25%, 01/15/2021		150,187
150,000	Station Casinos LLC (b) 7.50%, 03/01/2021		154,125
84,000	Suburban Propane Partners LP/Suburban Energy Finance Corp 7.50%, 10/01/2018		91,140
50,000	Sugarhouse HSP Gaming Prop Mezz LP / Sugarhouse HSP Gaming Finance Corp (b) 8.63%, 04/15/2016		53,500
125,000	Tomkins LLC / Tomkins Inc 9.00%, 10/01/2018		139,219
75,000	Tower Automotive Holdings USA LLC / TA Holdings Finance Inc (b) 10.63%, 09/01/2017		83,625
225,000	UCI International Inc 8.63%, 02/15/2019		232,875
600,000	Volkswagen International Finance NV (b) 2.38%, 03/22/2017		622,003
275,000	VWR Funding Inc (b) 7.25%, 09/15/2017		291,156
	Wal-Mart Stores Inc
100,000	4.25%, 04/15/2013		100,133
225,000	6.20%, 04/15/2038		296,815
150,000	5.63%, 04/15/2041		187,615
50,000	Wolverine World Wide Inc (b) 6.13%, 10/15/2020		53,063

			18,143,372

Consumer, Non-cyclical — 3.84%
200,000	Ajecorp BV 6.50%, 05/14/2022		215,600
50,000	Altegrity Inc(b)(d) 11.75%, 05/01/2016		35,000
34,000	Altria Group Inc 9.25%, 08/06/2019		47,392
225,000	ARAMARK Corp(b) 5.75%, 03/15/2020		230,062

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Principal Amount			Value

Consumer, Non-cyclical — (continued)
$500,000	Bacardi Ltd(b) 7.45%, 04/01/2014	$	532,609
	Biomet Inc (b)
100,000	6.50%, 08/01/2020		106,125
250,000	6.50%, 10/01/2020		257,031
100,000	Boston Scientific Corp 4.50%, 01/15/2015		106,085
450,000	Bottling Group LLC 5.50%, 04/01/2016		511,681
175,000	CDRT Holding Corp (b) 9.25%, 10/01/2017		181,562
300,000	Coca-Cola Femsa SAB de CV 4.63%, 02/15/2020		332,250
2,750,000	ConAgra Foods Inc 3.20%, 01/25/2023		2,740,963
200,000	Constellation Brands Inc 6.00%, 05/01/2022		218,500
100,000	CoreLogic Inc/United States 7.25%, 06/01/2021		110,500
50,000	CRC Health Corp(d) 10.75%, 02/01/2016		50,500
150,000	Dean Foods Co 9.75%, 12/15/2018		173,625
325,000	Del Monte Corp 7.63%, 02/15/2019		337,187
	DJO Finance LLC / DJO Finance Corp
50,000	9.75%, 10/15/2017		52,125
250,000	7.75%, 04/15/2018		255,000
50,000	9.88%, 04/15/2018		54,875
300,000	Eli Lilly & Co 5.20%, 03/15/2017		347,731
200,000	Emergency Medical Services Corp 8.13%, 06/01/2019		219,500
	ERAC USA Finance LLC (b)
275,000	2.75%, 03/15/2017		286,467
700,000	5.25%, 10/01/2020		812,700
125,000	Garda World Security Corp (b) 9.75%, 03/15/2017		134,063
75,000	Grifols Inc 8.25%, 02/01/2018		82,500
110,000	Grupo Bimbo SAB de CV (b) 4.50%, 01/25/2022		119,237
325,000	Hawk Acquisition Sub Inc (b) 4.25%, 10/15/2020		325,406
300,000	HCA Holdings Inc 6.25%, 02/15/2021		319,875
	HCA Inc
350,000	7.50%, 02/15/2022		402,500
275,000	5.88%, 03/15/2022		296,312
	Hertz Corp
200,000	6.75%, 04/15/2019		218,250
50,000	5.88%, 10/15/2020		52,750
200,000	IASIS Healthcare LLC / IASIS Capital Corp 8.38%, 05/15/2019		210,250
175,000	Igloo Holdings Corp (b) 8.25%, 12/15/2017		179,156
150,000	Interactive Data Corp 10.25%, 08/01/2018		170,250

Principal Amount			Value

Consumer, Non-cyclical — (continued)
$150,000	Iron Mountain Inc 7.75%, 10/01/2019	$	166,688
50,000	Jaguar Holding Co I (b) 9.38%, 10/15/2017		53,688
100,000	Jaguar Holding Co II / Jaguar Merger Sub Inc (b) 9.50%, 12/01/2019		114,750
150,000	Jarden Corp 7.50%, 05/01/2017		169,688
50,000	Knowledge Universe Education LLC (b) 7.75%, 02/01/2015		49,000
225,000	Kroger Co 5.00%, 04/15/2013		225,346
145,000	Laboratory Corp of America Holdings 3.75%, 08/23/2022		148,855
100,000	Lender Processing Services Inc 5.75%, 04/15/2023		104,250
840,000	Lorillard Tobacco Co 7.00%, 08/04/2041		995,195
225,000	Michael Foods Group Inc 9.75%, 07/15/2018		250,312
225,000	Michael Foods Holding Inc (b) 8.50%, 07/15/2018		232,312
	Mondelez International Inc
250,000	5.25%, 10/01/2013		255,736
250,000	6.50%, 02/09/2040		324,644
75,000	Monitronics International Inc 9.13%, 04/01/2020		79,313
100,000	Moody’s Corp 5.50%, 09/01/2020		109,206
200,000	MultiPlan Inc(b) 9.88%, 09/01/2018		222,250
125,000	Omnicare Inc 7.75%, 06/01/2020		138,438
450,000	Pernod-Ricard SA (b) 4.25%, 07/15/2022		487,333
150,000	Pharmacia Corp 6.50%, 12/01/2018		189,764
450,000	Philip Morris International Inc 5.65%, 05/16/2018		540,335
200,000	Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp 8.25%, 09/01/2017		214,875
175,000	Prestige Brands Inc 8.13%, 02/01/2020		197,531
200,000	Quest Diagnostics Inc 6.40%, 07/01/2017		233,809
200,000	Reynolds American Inc 7.75%, 06/01/2018		252,918
	Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
200,000	9.00%, 04/15/2019		211,500
250,000	9.88%, 08/15/2019		274,062
200,000	5.75%, 10/15/2020		203,750
225,000	8.25%, 02/15/2021		231,750
350,000	SABMiller Holdings Inc (b)
	2.45%, 01/15/2017		364,348

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Principal Amount			Value

Consumer, Non-cyclical — (continued)
	ServiceMaster Co/TN
$150,000	8.00%, 02/15/2020	$	160,875
125,000	7.00%, 08/15/2020 (b)		129,375
75,000	7.45%, 08/15/2027 (b)		64,875
125,000	Smithfield Foods Inc 7.75%, 07/01/2017		144,844
175,000	Spectrum Brands Inc 6.75%, 03/15/2020		188,781
125,000	Tenet Healthcare Corp (b) 4.50%, 04/01/2021		122,500
	TransUnion Holding Co Inc (b)
50,000	8.13%, 06/15/2018		53,375
200,000	9.63%, 06/15/2018		217,500
500,000	Tyson Foods Inc 4.50%, 06/15/2022		544,062
	United Rentals North America Inc
50,000	5.75%, 07/15/2018		54,188
100,000	8.38%, 09/15/2020		111,500
125,000	United Surgical Partners International Inc 9.00%, 04/01/2020		141,563
400,000	UnitedHealth Group Inc 6.00%, 02/15/2018		483,644
175,000	Universal Hospital Services Inc 7.63%, 08/15/2020		188,344
400,000	US Foods Inc (b) 8.50%, 06/30/2019		424,500
175,000	Vanguard Health Holding Co II LLC / Vanguard Holding Co II Inc 8.00%, 02/01/2018		186,156
150,000	Verisk Analytics Inc 4.13%, 09/12/2022		155,172
100,000	Yankee Candle Co Inc 9.75%, 02/15/2017		103,751
175,000	YCC Holdings LLC / Yankee Finance Inc 10.25%, 02/15/2016		180,469

			21,422,739

Diversified — 0.29%
250,000	Hutchison Whampoa International 09 Ltd (b) 7.63%, 04/09/2019		320,433
750,000	Hutchison Whampoa International 11 Ltd (b) 3.50%, 01/13/2017		798,472
100,000	Hutchison Whampoa International 12 Ltd (a)(e) 6.00%, Perpetual		106,750
400,000	Tenedora Nemak SA de CV (b) 5.50%, 02/28/2023		405,000

			1,630,655

Energy — 3.62%
	Access Midstream Partners LP / ACMP Finance Corp
75,000	6.13%, 07/15/2022		80,438
125,000	4.88%, 05/15/2023		123,438

Principal Amount			Value

Energy — (continued)
$200,000	Antero Resources Finance Corp (b) 6.00%, 12/01/2020	$	209,000
50,000	ATP Oil & Gas Corp/United States (f) 11.88%, 05/01/2015		3,500
50,000	Basic Energy Services Inc 7.75%, 02/15/2019		51,125
50,000	BP Capital Markets PLC 3.13%, 10/01/2015		52,794
400,000	Canadian Natural Resources Ltd 5.85%, 02/01/2035		462,938
150,000	Carrizo Oil & Gas Inc 7.50%, 09/15/2020		160,125
	Chaparral Energy Inc
50,000	9.88%, 10/01/2020		57,750
100,000	7.63%, 11/15/2022		109,250
	Chesapeake Energy Corp
75,000	6.78%, 03/15/2019		78,281
300,000	6.88%, 11/15/2020		327,000
125,000	Chesapeake Oilfield Operating LLC / Chesapeake Oilfield Finance Inc (b) 6.63%, 11/15/2019		128,750
125,000	Cie Generale de Geophysique - Veritas 7.75%, 05/15/2017		128,750
150,000	Citgo Petroleum Corp 11.50%, 07/01/2017		171,937
500,000	CNPC HK Overseas Capital Ltd (b) 5.95%, 04/28/2041		605,770
50,000	Concho Resources Inc 7.00%, 01/15/2021		55,000
130,000	Conoco Funding Co 7.25%, 10/15/2031		185,354
500,000	ConocoPhillips Australia Funding Co 5.50%, 04/15/2013		500,840
100,000	Copano Energy LLC / Copano Energy Finance Corp 7.13%, 04/01/2021		115,500
	El Paso LLC
50,000	7.25%, 06/01/2018		57,368
150,000	6.50%, 09/15/2020		165,720
	Enbridge Energy Partners LP
600,000	4.75%, 06/01/2013		632,327
690,000	5.50%, 09/15/2040		715,938
155,000	Enbridge Inc 5.60%, 04/01/2017		178,411
200,000	Energy Transfer Equity LP 7.50%, 10/15/2020		230,500
	Energy XXI Gulf Coast Inc
100,000	9.25%, 12/15/2017		113,000
25,000	7.75%, 06/15/2019		26,813
225,000	EP Energy LLC / EP Energy Finance Inc 9.38%, 05/01/2020		259,875
50,000	EPE Holdings LLC / EP Energy Bond Co Inc (b) 8.13%, 12/15/2017		52,500

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Principal Amount			Value

Energy — (continued)
$75,000	Forbes Energy Services Ltd 9.00%, 06/15/2019	$	72,750
225,000	Forest Oil Corp 7.25%, 06/15/2019		225,000
200,000	Gazprom Neft OAO Via GPN Capital SA (b) 4.38%, 09/19/2022		197,250
100,000	Gazprom OAO Via Gaz Capital SA 8.63%, 04/28/2034		136,750
	Halcon Resources Corp (b)
125,000	9.75%, 07/15/2020		138,125
50,000	8.88%, 05/15/2021		53,875
400,000	Hess Corp 5.60%, 02/15/2041		429,550
	Holly Energy Partners LP / Holly Energy Finance Corp (b)
50,000	8.25%, 03/15/2018		54,125
50,000	6.50%, 03/01/2020		53,125
	Husky Energy Inc
150,000	6.15%, 06/15/2019		181,019
925,000	3.95%, 04/15/2022		989,613
150,000	Inergy Midstream LP / NRGM Finance Corp (b) 6.00%, 12/15/2020		156,000
200,000	KazMunaiGaz Finance Sub BV (b) 6.38%, 04/09/2021		232,750
	Kinder Morgan Energy Partners LP
500,000	5.13%, 11/15/2014		597,190
200,000	5.95%, 02/15/2018		238,452
125,000	Kodiak Oil & Gas Corp (b) 5.50%, 01/15/2021		130,938
	Linn Energy LLC / Linn Energy Finance Corp
100,000	6.50%, 05/15/2019		104,625
75,000	8.63%, 04/15/2020		82,688
75,000	7.75%, 02/01/2021		80,438
50,000	Lone Pine Resources Canada Ltd (c) 10.38%, 02/15/2017		44,750
200,000	Lukoil International Finance BV (b) 6.13%, 11/09/2020		227,000
	Marathon Petroleum Corp
700,000	5.13%, 03/01/2021		816,431
500,000	6.50%, 03/01/2041		621,686
	MarkWest Energy Partners LP / MarkWest Energy Finance Corp
97,000	6.25%, 06/15/2022		104,518
50,000	4.50%, 07/15/2023		48,938
685,000	Nabors Industries Inc 5.00%, 09/15/2020		730,605
250,000	Newfield Exploration Co 5.63%, 07/01/2024		258,125
	Oasis Petroleum Inc
100,000	6.50%, 11/01/2021		109,000
75,000	6.88%, 01/15/2023		82,500
272,000	Pacific Rubiales Energy Corp (b) 7.25%, 12/12/2021		309,128
100,000	Petrobras International Finance Co - Pifco 2.88%, 02/06/2015		102,076

Principal Amount			Value

Energy — (continued)
	Petrobras International Finance Co - Pifco
$100,000	7.88%, 03/15/2019	$	121,664
100,000	5.38%, 01/27/2021		107,899
900,000	Petroleos de Venezuela SA 8.50%, 11/02/2017		875,250
	Petroleos Mexicanos (b)
300,000	3.50%, 01/30/2023		299,250
500,000	6.50%, 06/02/2041		588,750
285,000	Phillips 66 4.30%, 04/01/2022		312,862
150,000	Range Resources Corp (b) 5.00%, 03/15/2023		153,375
40,000	Regency Energy Partners LP / Regency Energy Finance Corp 9.38%, 06/01/2016		42,400
250,000	Reliance Industries Ltd (b)(e) 5.88%, Perpetual		244,062
200,000	Sabine Pass Liquefaction LLC (b) 5.63%, 02/01/2021		207,500
	SandRidge Energy Inc
50,000	7.50%, 03/15/2021		52,000
100,000	8.13%, 10/15/2022		106,750
200,000	Sasol Financing International PLC 4.50%, 11/14/2022		197,750
	SESI LLC
75,000	6.38%, 05/01/2019		80,625
50,000	7.13%, 12/15/2021		55,938
50,000	Southern Star Central Corp 6.75%, 03/01/2016		50,625
365,000	Talisman Energy Inc 5.50%, 05/15/2042		379,629
50,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp 6.88%, 02/01/2021		54,750
250,000	Thai Oil PCL (b) 4.88%, 01/23/2043		242,155
28,000	Thermon Industries Inc 9.50%, 05/01/2017		31,080
200,000	Transportadora de Gas Internacional SA ESP 5.70%, 03/20/2022		218,000
	Valero Energy Corp
50,000	4.75%, 04/01/2014		52,031
150,000	9.38%, 03/15/2019		204,642
400,000	7.50%, 04/15/2032		520,106
175,000	W&T Offshore Inc 8.50%, 06/15/2019		190,312
300,000	Williams Partners LP 5.25%, 03/15/2020		341,875
	XTO Energy Inc
105,000	6.75%, 08/01/2037		156,513
300,000	6.38%, 06/15/2038		427,016
200,000	Zhaikmunai LP Via Zhaikmunai International BV (b) 7.13%, 11/13/2019		213,500

			20,177,321

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Principal Amount			Value

Financial — 13.03%
	ACE INA Holdings Inc
$200,000	5.60%, 05/15/2015	$	220,348
10,000	5.70%, 02/15/2017		11,672
	Aflac Inc
265,000	2.65%, 02/15/2017		278,600
300,000	8.50%, 05/15/2019		405,450
600,000	Alexandria Real Estate Equities Inc 4.60%, 04/01/2022		646,605
	Ally Financial Inc
50,000	8.30%, 02/12/2015		55,500
125,000	5.50%, 02/15/2017		135,218
325,000	6.25%, 12/01/2017		363,448
175,000	8.00%, 03/15/2020		217,000
862,000	American Express Co 2.65%, 12/02/2022		844,719
	American Express Credit Corp
400,000	5.88%, 05/02/2013		401,742
125,000	2.75%, 09/15/2015		130,697
350,000	American Honda Finance Corp (b) 4.63%, 04/02/2013		350,000
250,000	American Tower Corp 4.50%, 01/15/2018		274,949
80,000	Associated Banc-Corp 5.13%, 03/28/2016		87,482
250,000	AvalonBay Communities Inc 5.70%, 03/15/2017		289,966
250,000	Banco BTG Pactual SA/Cayman Islands 5.75%, 09/28/2022		251,538
200,000	Banco Davivienda SA (b) 2.95%, 01/29/2018		196,240
150,000	Banco de Reservas de la Republica Dominicana (b) 7.00%, 02/01/2023		150,000
	Banco do Brasil SA/Cayman(b)
260,000	6.25%, Perpetual (e)		256,100
300,000	3.88%, 10/10/2022		290,250
150,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (b) 4.13%, 11/09/2022		150,750
	Bank of America Corp
250,000	5.38%, 06/15/2014		262,498
100,000	4.50%, 04/01/2015		105,962
2,300,000	2.00%, 01/11/2018		2,289,059
1,500,000	7.63%, 06/01/2019		1,905,417
200,000	BBVA Banco Continental SA 5.00%, 08/26/2022		210,780
200,000	BBVA Bancomer SA 7.25%, 04/22/2020		227,000
125,000	Bear Stearns Cos LLC 5.70%, 11/15/2014		134,721
300,000	Berkshire Hathaway Finance Corp 4.85%, 01/15/2015		323,049
100,000	Berkshire Hathaway Inc (a) 0.99%, 08/15/2014		100,957
150,000	Caixa Economica Federal (b) 3.50%, 11/07/2022		143,250
250,000	Capital One Financial Corp 7.38%, 05/23/2014		268,368

Principal Amount			Value

Financial — (continued)
$210,000	Chubb Corp 5.75%, 05/15/2018	$	255,240
	CIT Group Inc
125,000	4.75%, 02/15/2015 (b)		130,938
275,000	5.25%, 03/15/2018		297,000
25,000	6.63%, 04/01/2018 (b)		28,500
	Citigroup Inc
2,000	5.13%, 05/05/2014		2,091
300,000	1.25%, 01/15/2016		299,638
400,000	5.38%, 08/09/2020		468,298
1,075,000	4.05%, 07/30/2022		1,110,500
1,000,000	6.88%, 03/05/2038		1,311,996
325,000	City National Corp (c) 5.25%, 09/15/2020		365,204
350,000	CME Group Inc (b) 4.40%, 03/15/2018		394,945
500,000	CNA Financial Corp 5.88%, 08/15/2020		588,609
2,000,000	Credit Suisse USA Inc 4.88%, 01/15/2015		2,146,000
199,000	Credito Real SAB de CV 10.25%, 04/14/2015		215,885
2,750,000	Discover Bank/Greenwood de 2.00%, 02/21/2018		2,758,266
250,000	Discover Financial Services 3.85%, 11/21/2022		257,322
250,000	Fifth Third Bancorp 3.63%, 01/25/2016		267,251
200,000	FMR LLC (b) 7.57%, 06/15/2029		261,871
	Ford Motor Credit Co LLC
500,000	3.00%, 06/12/2017		512,790
3,700,000	2.38%, 01/16/2018		3,678,355
20,000	Franklin Resources Inc 4.63%, 05/20/2020		23,128
	General Electric Capital Corp
500,000	0.94%, 04/07/2014 (a)		501,920
300,000	4.88%, 03/04/2015		323,621
650,000	0.91%, 01/08/2016 (a)		653,206
500,000	2.90%, 01/09/2017		527,701
500,000	5.50%, 01/08/2020		592,483
600,000	3.10%, 01/09/2023		594,038
500,000	General Electric Capital Corp / LJ VP Holdings LLC (b) 3.80%, 06/18/2019		538,194
	Goldman Sachs Group Inc
15,000	6.15%, 04/01/2018		17,676
750,000	5.38%, 03/15/2020		854,474
1,250,000	5.25%, 07/27/2021		1,416,336
750,000	6.13%, 02/15/2033		862,656
250,000	Grupo Aval Ltd 4.75%, 09/26/2022		250,529
175,000	Harley-Davidson Financial Services Inc (b) 3.88%, 03/15/2016		187,926
	Hartford Financial Services Group Inc
325,000	5.13%, 04/15/2022		374,870
600,000	6.63%, 04/15/2042		784,253

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Principal Amount		Value

Financial — (continued)
$375,000	Health Care REIT Inc 4.13%, 04/01/2019	$406,533
1,325,000	Healthcare Trust of America Holdings LP (b) 3.70%, 04/15/2023	1,323,980
100,000	Horace Mann Educators Corp 6.85%, 04/15/2016	110,763
290,000	HSBC Holdings PLC 5.10%, 04/05/2021	335,087
	HSBC USA Inc
525,000	2.38%, 02/13/2015	540,183
2,500,000	1.63%, 01/16/2018	2,497,672
	International Lease Finance Corp
100,000	8.75%, 03/15/2017	117,625
325,000	6.25%, 05/15/2019	355,875
100,000	4.63%, 04/15/2021	99,750
100,000	5.88%, 08/15/2022	107,781
200,000	IPIC GMTN Ltd (b) 6.88%, 11/01/2041	263,000
50,000	Janus Capital Group Inc (a) 6.70%, 06/15/2017	57,236
	Jefferies Group LLC
550,000	5.13%, 01/20/2023	582,327
870,000	6.50%, 01/20/2043	927,415
	JPMorgan Chase & Co
550,000	4.50%, 01/24/2022	602,757
3,000,000	3.20%, 01/25/2023	2,995,146
200,000	Korea Development Bank 3.50%, 08/22/2017	214,756
785,000	Legg Mason Inc 5.50%, 05/21/2019	852,655
	Liberty Mutual Group Inc (b)
235,000	5.00%, 06/01/2021	257,919
2,350,000	4.95%, 05/01/2022	2,576,773
	Lincoln National Corp
2,000,000	8.75%, 07/01/2019	2,710,804
225,000	4.20%, 03/15/2022	244,230
1,500,000	Merrill Lynch & Co Inc 5.70%, 05/02/2017	1,674,268
	MetLife Inc
250,000	6.75%, 06/01/2016	293,897
500,000	6.82%, 08/15/2018	623,266
300,000	MetLife Institutional Funding II (b) 1.63%, 04/02/2015	304,918
	Morgan Stanley
550,000	4.75%, 04/01/2014 (c)	568,609
320,000	3.80%, 04/29/2016	339,496
	National Rural Utilities Cooperative Finance Corp
500,000	10.38%, 11/01/2018	729,708
425,000	8.00%, 03/01/2032	624,965
150,000	Nationwide Mutual Insurance Co (b) 9.38%, 08/15/2039	217,129
	Neuberger Berman Group LLC / Neuberger Berman Finance Corp (b)
50,000	5.63%, 03/15/2020	52,375
50,000	5.88%, 03/15/2022	52,875

Principal Amount			Value

Financial — (continued)
$230,000	Northwestern Mutual Life Insurance Co (b) 6.06%, 03/30/2040	$	288,800
225,000	Nuveen Investments Inc (b) 9.50%, 10/15/2020		235,125
250,000	Pacific Life Global Funding (b) 5.15%, 04/15/2013		250,393
	PNC Funding Corp
165,000	5.63%, 02/01/2017		188,469
250,000	5.13%, 02/08/2020		292,617
100,000	Power Sector Assets & Liabilities Management Corp 7.39%, 12/02/2024		134,250
2,000,000	Principal Financial Group Inc 3.13%, 05/15/2023		2,002,716
300,000	ProLogis LP 6.30%, 06/01/2013		302,449
100,000	Qatari Diar Finance QSC (b) 5.00%, 07/21/2020		114,000
200,000	Raymond James Financial Inc 4.25%, 04/15/2016		213,226
	RCI Banque SA (b)
250,000	4.60%, 04/12/2016		262,192
2,900,000	3.50%, 04/03/2018		2,907,366
150,000	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp (b) 9.50%, 06/15/2019		163,875
300,000	Santander US Debt SAU (b) 3.78%, 10/07/2015		306,008
300,000	Sberbank of Russia Via SB Capital SA (b) 5.13%, 10/29/2022		299,625
100,000	Simon Property Group LP 6.13%, 05/30/2018		122,177
90,000	State Street Corp 4.30%, 05/30/2014		94,056
250,000	Textron Financial Corp (a)(b) 6.00%, 02/15/2067		226,250
275,000	Travelers Cos Inc 5.50%, 12/01/2015		308,217
200,000	Turkiye Garanti Bankasi AS (b) 5.25%, 09/13/2022		208,250
500,000	UDR Inc 4.63%, 01/10/2022		549,277
250,000	US Bank NA 4.95%, 10/30/2014		266,343
500,000	Wachovia Corp 5.75%, 02/01/2018		595,126
800,000	Wells Fargo & Co 4.60%, 04/01/2021		913,643
	Wells Fargo Bank NA
750,000	4.75%, 02/09/2015		801,331
250,000	5.95%, 08/26/2036		308,767
250,000	Westpac Banking Corp 4.88%, 11/19/2019		292,288

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Principal Amount			Value

Financial — (continued)
$400,000	Weyerhaeuser Co 7.38%, 10/01/2019	$	491,827

			72,633,481

Industrial — 2.06%
75,000	ADS Waste Holdings Inc (b) 8.25%, 10/01/2020		80,813
50,000	Anixter Inc 5.63%, 05/01/2019		53,125
300,000	Ardagh Packaging Finance PLC (b) 9.13%, 10/15/2020		332,250
150,000	B/E Aerospace Inc 5.25%, 04/01/2022		154,687
100,000	Ball Corp 5.00%, 03/15/2022		104,000
50,000	BC Mountain LLC / BC Mountain Finance Inc (b) 7.00%, 02/01/2021		53,000
175,000	Belden Inc (b) 5.50%, 09/01/2022		179,375
75,000	BOE Merger Corp (b) 9.50%, 11/01/2017		80,719
	Building Materials Corp of America (b)
100,000	7.50%, 03/15/2020		109,250
75,000	6.75%, 05/01/2021		81,937
	Burlington Northern Santa Fe LLC
375,000	4.88%, 01/15/2015		402,028
250,000	5.75%, 05/01/2040		299,508
100,000	BWAY Holding Co 10.00%, 06/15/2018		112,000
350,000	Caterpillar Inc 7.00%, 12/15/2013		366,266
200,000	Cemex Finance LLC 9.50%, 12/14/2016		216,470
150,000	Cleaver-Brooks Inc (b) 8.75%, 12/15/2019		161,812
175,000	Crown Americas LLC / Crown Americas Capital Corp IV (b) 4.50%, 01/15/2023		169,750
75,000	Dematic SA / DH Services Luxembourg Sarl (b) 7.75%, 12/15/2020		78,000
320,000	Dover Corp 5.45%, 03/15/2018		381,684
100,000	Dynacast International LLC / Dynacast Finance Inc 9.25%, 07/15/2019		109,000
	Embraer Overseas Ltd
150,000	6.38%, 01/24/2017		169,500
50,000	6.38%, 01/15/2020		57,815
100,000	Embraer SA 5.15%, 06/15/2022		108,875
90,000	Emerson Electric Co 4.88%, 10/15/2019		106,651
75,000	FGI Operating Co LLC / FGI Finance Inc (b) 7.88%, 05/01/2020		78,750

Principal Amount			Value

Industrial — (continued)
	Flextronics International Ltd (b)
$75,000	4.63%, 02/15/2020	$	75,750
75,000	5.00%, 02/15/2023		74,813
125,000	General Cable Corp (b) 5.75%, 10/01/2022		127,500
125,000	Graphic Packaging International Inc 4.75%, 04/15/2021		126,562
75,000	Greif Inc 7.75%, 08/01/2019		87,375
120,000	Hubbell Inc 5.95%, 06/01/2018		143,749
	Interline Brands Inc
50,000	7.50%, 11/15/2018		54,250
150,000	10.00%, 11/15/2018 (b)		166,125
100,000	JB Poindexter & Co Inc (b) 9.00%, 04/01/2022		104,500
150,000	Kemet Corp 10.50%, 05/01/2018		156,375
50,000	Koppers Inc 7.88%, 12/01/2019		55,000
150,000	Masonite International Corp (b) 8.25%, 04/15/2021		166,500
50,000	MasTec Inc 4.88%, 03/15/2023		49,500
50,000	Maxim Crane Works LP / Maxim Finance Corp (b) 12.25%, 04/15/2015		52,375
50,000	Mcron Finance Sub LLC / Mcron Finance Corp (b) 8.38%, 05/15/2019		55,250
50,000	Milacron LLC / Mcron Finance Corp (b) 7.75%, 02/15/2021		51,688
	Mueller Water Products Inc
100,000	7.38%, 06/01/2017		102,875
42,000	8.75%, 09/01/2020		47,775
175,000	Nortek Inc 8.50%, 04/15/2021		194,250
	Odebrecht Finance Ltd
200,000	6.00%, 04/05/2023		224,000
100,000	7.50%, 09/29/2049 (b)		106,500
75,000	Packaging Dynamics Corp (b) 8.75%, 02/01/2016		78,469
50,000	Pactiv LLC 7.95%, 12/15/2025		47,500
350,000	Pentair Ltd 5.00%, 05/15/2021		388,142
100,000	PHI Inc 8.63%, 10/15/2018		108,750
	Ply Gem Industries Inc
50,000	9.38%, 04/15/2017		55,000
175,000	8.25%, 02/15/2018 (c)		190,531
	Republic Services Inc
750,000	5.25%, 11/15/2021		876,713
250,000	6.20%, 03/01/2040		309,133
225,000	Rexel SA (b) 5.25%, 06/15/2020		227,812
120,000	Rock Tenn Co 4.45%, 03/01/2019		130,200

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Principal Amount			Value

Industrial — (continued)
$250,000	Rockwell Collins Inc 3.10%, 11/15/2021	$	263,797
75,000	Roofing Supply Group LLC / Roofing Supply Finance Inc (b) 10.00%, 06/01/2020		84,750
185,000	Roper Industries Inc 6.63%, 08/15/2013		188,929
540,000	Ryder System Inc 3.15%, 03/02/2015		560,320
	Sealed Air Corp (b)
75,000	6.50%, 12/01/2020		82,125
125,000	8.38%, 09/15/2021		143,125
150,000	Silver II Borrower / Silver II US Holdings LLC (b) 7.75%, 12/15/2020		159,750
75,000	Stoneridge Inc (b) 9.50%, 10/15/2017		80,625
250,000	Timken Co 6.00%, 09/15/2014		265,977
	TransDigm Inc (b)
75,000	7.75%, 12/15/2018		82,312
100,000	5.50%, 10/15/2020		104,250
218,000	Union Pacific Corp 4.16%, 07/15/2022		245,480
150,000	Valmont Industries Inc 6.63%, 04/20/2020		177,618
100,000	Viasystems Inc (b) 7.88%, 05/01/2019		104,500
200,000	Voto-Votorantim Overseas Trading Operations NV 6.63%, 09/25/2019		230,000

			11,455,785

Technology — 1.04%
125,000	Advanced Micro Devices Inc 7.75%, 08/01/2020		115,000
50,000	Allen Systems Group Inc (b)(d)(f) 10.50%, 11/15/2016		31,750
75,000	Aspect Software Inc 10.63%, 05/15/2017		75,000
150,000	Audatex North America Inc (b) 6.75%, 06/15/2018		160,875
	CDW LLC / CDW Finance Corp
57,000	12.54%, 10/12/2017		61,204
150,000	8.50%, 04/01/2019		167,438
175,000	Emdeon Inc 11.00%, 12/31/2019		201,687
175,000	Epicor Software Corp 8.63%, 05/01/2019		189,437
	First Data Corp (b)
50,000	7.38%, 06/15/2019		53,188
50,000	11.25%, 01/15/2021		52,000
425,000	8.75%, 01/15/2022		449,437
500,000	Fiserv Inc 6.80%, 11/20/2017		600,592
	Freescale Semiconductor Inc
50,000	9.25%, 04/15/2018 (b)		54,875
47,000	10.75%, 08/01/2020		53,345

Principal Amount			Value

Technology — (continued)
	Hewlett-Packard Co
$150,000	6.13%, 03/01/2014	$	157,001
250,000	2.13%, 09/13/2015		253,458
275,000	3.30%, 12/09/2016		286,394
100,000	iGATE Corp (c) 9.00%, 05/01/2016		108,875
	Infor US Inc
150,000	11.50%, 07/15/2018		176,250
225,000	9.38%, 04/01/2019		255,094
75,000	MagnaChip Semiconductor SA / MagnaChip Semiconductor Finance Co 10.50%, 04/15/2018		83,625
75,000	MModal Inc (b) 10.75%, 08/15/2020		64,500
	NCR Corp (b)
100,000	4.63%, 02/15/2021		99,500
100,000	5.00%, 07/15/2022		100,250
175,000	Nuance Communications Inc (b) 5.38%, 08/15/2020		177,188
200,000	NXP BV / NXP Funding LLC (b) 5.75%, 02/15/2021		207,500
100,000	Oracle Corp 6.50%, 04/15/2038		133,524
125,000	Seagate HDD Cayman 7.00%, 11/01/2021		135,625
50,000	Serena Software Inc 10.38%, 03/15/2016		50,750
200,000	Sophia LP / Sophia Finance Inc (b) 9.75%, 01/15/2019		223,000
125,000	Southern Graphics Inc (b) 8.38%, 10/15/2020		129,375
125,000	Spansion LLC 7.88%, 11/15/2017		131,250
200,000	SSI Investments II Ltd / SSI Co-Issuer LLC 11.13%, 06/01/2018		222,000
	SunGard Data Systems Inc (b)
50,000	6.63%, 11/01/2019		51,625
125,000	7.63%, 11/15/2020		135,469
325,000	Xerox Corp 2.95%, 03/15/2017		334,731

			5,782,812

Utilities — 3.11%
200,000	Centrais Eletricas Brasileiras SA 5.75%, 10/27/2021		211,890
250,000	Cleveland Electric Illuminating Co 5.95%, 12/15/2036		283,496
	Comision Federal de Electricidad (b)
200,000	4.88%, 05/26/2021		222,250
200,000	5.75%, 02/14/2042		218,000
1,300,000	Commonwealth Edison Co 5.80%, 03/15/2018		1,565,366
150,000	Dubai Electricity & Water Authority (b) 7.38%, 10/21/2020		182,250
300,000	Duke Energy Indiana Inc 6.05%, 06/15/2016		343,966

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Principal Amount			Value

Utilities — (continued)
$1,225,000	Electricite de France SA (b) 5.60%, 01/27/2040	$	1,383,307
	Enel Finance International NV (b)
1,500,000	3.88%, 10/07/2014		1,541,746
1,000,000	6.00%, 10/07/2039		951,697
	Energy Future Intermediate Holding Co LLC / EFIH Finance Inc (b)
75,000	10.00%, 12/01/2020		85,031
50,000	11.75%, 03/01/2022		57,500
250,000	Exelon Generation Co LLC 5.75%, 10/01/2041		275,077
1,400,000	FirstEnergy Corp 4.25%, 03/15/2023		1,415,932
750,000	Florida Gas Transmission Co LLC (b) 5.45%, 07/15/2020		871,566
16,810	FPL Energy National Wind Portfolio LLC (b)(d) 6.13%, 03/25/2019		14,812
90,000	Great Plains Energy Inc 4.85%, 06/01/2021		100,527
130,000	Majapahit Holding BV 7.75%, 01/20/2020		159,250
300,000	MidAmerican Energy Co 4.65%, 10/01/2014		318,997
550,000	MidAmerican Energy Holdings Co 5.95%, 05/15/2037		677,773
2,775,000	National Fuel Gas Co 3.75%, 03/01/2023		2,813,420
200,000	Northern States Power Co 5.25%, 03/01/2018		238,463
275,000	NRG Energy Inc 7.63%, 05/15/2019		297,000
750,000	Pacific Gas & Electric Co 6.05%, 03/01/2034		938,183
410,000	PPL Capital Funding Inc 4.20%, 06/15/2022		432,094
125,000	PPL Energy Supply LLC 6.00%, 12/15/2036		134,424
250,000	PPL WEM Holdings PLC (b) 5.38%, 05/01/2021		285,771
250,000	Sempra Energy 9.80%, 02/15/2019		351,416
350,000	Southern California Gas Co 5.50%, 03/15/2014		366,152
250,000	TECO Finance Inc 5.15%, 03/15/2020		289,620
300,000	Westar Energy Inc 5.88%, 07/15/2036		319,882

			17,346,858

TOTAL BONDS AND NOTES — 36.07% (Cost $191,682,538)		$	201,066,316

FOREIGN GOVERNMENT BONDS AND NOTES
150,000	Argentina Boden Bonds 7.00%, 10/03/2015		126,750

Principal Amount			Value

Foreign Government Bonds and Notes – (continued)
	Argentine Republic Government International Bond
$351,447	8.28%, 12/31/2033	$	189,782
1,000,000	6.27%, 12/15/2035 (a)		55,000
100,000	Banco de Credito del Peru/Panama (b) 5.38%, 09/16/2020		109,000
100,000	Brazilian Government International Bond 4.88%, 01/22/2021		116,000
	Colombia Government International Bond
100,000	7.38%, 01/27/2017		121,900
200,000	4.38%, 07/12/2021		223,700
500,000	Corp Andina de Fomento 4.38%, 06/15/2022		542,784
	Indonesia Government International Bond
200,000	6.63%, 02/17/2037		246,500
200,000	5.25%, 01/17/2042 (b)		213,000
200,000	Lithuania Government International Bond (b) 6.63%, 02/01/2022		245,000
	Mexico Government International Bond
300,000	5.95%, 03/19/2019		363,000
200,000	5.13%, 01/15/2020		234,200
200,000	3.63%, 03/15/2022		212,500
100,000	4.75%, 03/08/2044		103,750
301,000	Mexico Government International Bond Series A 6.75%, 09/27/2034		400,330
100,000	Panama Government International Bond 6.70%, 01/26/2036		133,250
100,000	Peruvian Government International Bond 6.55%, 03/14/2037		135,500
150,000	Philippine Government International Bond 6.38%, 01/15/2032		193,687
759,500	Russian Foreign Bond - Eurobond (g) 3.07%, 03/31/2030		940,831
100,000	Sri Lanka Government International Bond (b) 6.25%, 10/04/2020		106,500
	Turkey Government International Bond
350,000	5.63%, 03/30/2021		399,175
1,000,000	3.25%, 03/23/2023		942,500
100,000	6.88%, 03/17/2036		123,250
300,000	Uruguay Government International Bond 7.63%, 03/21/2036		431,850

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Principal Amount			Value

Foreign Government Bonds and Notes – (continued)
$170,000	Venezuela Government International Bond
	9.38%, 01/13/2034	$	163,625
200,000	Vnesheconombank Via VEB Finance PLC (b)
	5.38%, 02/13/2017		214,980

TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 1.31% (Cost $6,839,702)		$	7,288,344

MORTGAGE-BACKED SECURITIES
	COMM 2012-CCRE1 Mortgage Trust
1,420,000	Series 2012-CR1 , Class AM 3.91%, 05/15/2045		1,518,115
2,150,000	Series 2012-CR1 , Class B 4.61%, 05/15/2045		2,355,542
1,370,000	COMM 2012-LC4 Mortgage Trust Series 2012-LC4 , Class AM 4.06%, 12/10/2044		1,484,729
1,500,000	COMM 2013-LC6 Mortgage Trust Series 2013-LC6 , Class B 3.74%, 01/10/2046		1,546,692
	Federal Home Loan Mortgage Corp
167,767	5.50%, 02/01/2018		180,324
89,854	4.00%, 12/01/2020		95,862
31,252	4.50%, 04/01/2021		33,375
68,609	6.00%, 05/01/2021		74,046
31,634	4.50%, 07/01/2021		33,663
65,000	5.00%, 03/01/2022		69,722
39,403	6.00%, 11/01/2033		44,005
73,192	6.00%, 04/01/2035		80,825
147,555	4.50%, 05/01/2035		158,131
558,242	5.50%, 08/01/2035		608,090
140,131	4.50%, 11/01/2035		150,175
59,453	6.50%, 02/01/2036		66,867
97,234	4.50%, 03/01/2036		104,203
82,688	6.00%, 03/01/2036		90,511
113,055	5.50%, 06/01/2036		122,762
74,487	5.88%, 07/01/2036 (a)		80,259
473,069	5.50%, 08/01/2036		513,685
2,254,440	5.00%, 04/01/2037		2,426,952
955,784	2.81%, 05/01/2037 (a)		1,025,633
95,142	6.00%, 08/01/2037		104,024
107,043	7.00%, 08/01/2037		123,460
644,112	5.00%, 04/01/2038		692,796
2,016,010	5.50%, 05/01/2038		2,183,428
879,416	4.50%, 03/01/2039		940,801
2,496,872	4.50%, 05/01/2039		2,671,159
522,290	4.00%, 09/01/2040		555,156
2,370,491	5.00%, 09/01/2040		2,549,661
583,097	3.50%, 12/01/2040		613,930
3,088,013	4.00%, 12/01/2040		3,282,333
3,448,985	5.00%, 02/01/2041		3,746,316
3,434,552	3.50%, 12/01/2041		3,616,163
	Federal National Mortgage Association
120,118	5.00%, 02/01/2018		129,928

Principal Amount			Value

Mortgage-Backed Securities – (continued)
$234,586	4.50%, 06/01/2018	$	252,976
3,269,848	3.50%, 01/01/2031		3,491,789
62,755	4.50%, 08/01/2035		67,662
224,147	6.00%, 02/01/2036		246,097
293,984	5.50%, 03/01/2036		321,027
285,168	6.50%, 06/01/2036		337,720
556,258	6.00%, 02/01/2037		610,731
512,950	6.00%, 03/01/2037		562,540
3,952	6.50%, 04/01/2037		4,684
257,819	6.00%, 08/01/2037		282,744
176,318	6.50%, 08/01/2037		198,883
3,712,837	4.50%, 07/01/2039		4,000,853
1,730,631	4.00%, 10/01/2041		1,846,421
3,154,557	3.50%, 12/01/2041		3,333,184
5,302,728	4.00%, 12/01/2041		5,657,513
	Float Series 2012-1, Class F
3,860,327	0.65%, 02/25/2042 (a)		3,889,314
1,519,092	3.00%, 05/01/2042		1,568,079
4,538,619	3.00%, 05/01/2042		4,684,978
1,852,455	3.00%, 06/01/2042		1,912,192
1,743,915	3.50%, 07/01/2042		1,842,665
1,453,381	3.50%, 07/01/2042		1,535,678
2,277,562	3.50%, 07/01/2042		2,406,529
19,654,690	3.00%, 10/01/2042		20,288,501
3,830,294	3.00%, 10/01/2042		3,953,811
360,768	2.95%, 03/01/2047 (a)		378,717
4,094,787	Freddie Mac REMICS Float Series 2976 , Class KJ (a) 0.55%, 05/15/2035		4,109,094
3,100,000	FREMF Mortgage Trust Series 2013-K25, Class B (b) 3.62%, 11/25/2045		3,131,411
1,826,445	Government National Mortgage Association Float Series 2011-H15, Class FA (a) 0.65%, 06/20/2061		1,830,949
	GS Mortgage Securities Trust 2012-GCJ7
1,500,000	Series 2012-GCJ7, Class AS 4.09%, 05/10/2045		1,634,457
2,325,000	Series 2012-GCJ7, Class B 4.74%, 05/10/2045		2,604,795
200,000	Merrill Lynch Mortgage Trust 2008-C1 Adjusted Series 2008-C1, Class AM (a) 6.25%, 02/12/2051		236,070
1,500,000	Morgan Stanley Capital I Trust 2007-IQ16 Series 2007-IQ16 , Class AM (a) 6.10%, 12/12/2049		1,765,805
1,850,000	Morgan Stanley Capital I Trust 2012-C4 Series 2012-C4 , Class AS 3.77%, 03/15/2045		1,967,364
1,300,000	UBS-Citigroup Commercial Mortgage Trust 2011-C1 Series 2011-C1 , Class A3 (a) 3.60%, 01/10/2045		1,389,242

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Principal Amount			Value

Mortgage-Backed Securities – (continued)
$2,000,000	Wells Fargo Commercial Mortgage Trust Series 2010-C1, Class A2 (b) 4.39%, 11/15/2043	$	2,260,928
350,000	WFRBS Commercial Mortgage Trust 2011-C6 SUB Series 2012-C6, Class B 4.70%, 04/15/2045		389,433

TOTAL MORTGAGE-BACKED SECURITIES — 21.36% (Cost $115,943,988)		$	119,068,159

MUNICIPAL BONDS AND NOTES
500,000	City of Chicago IL 5.43%, 01/01/2042		510,630
50,000	State of Illinois (d)(h) 0.00%, 11/15/2016		63

TOTAL MUNICIPAL BONDS AND NOTES — 0.09% (Cost $500,558)		$	510,693

U.S. GOVERNMENT AGENCY BONDS AND NOTES
2,500,000	Federal Home Loan Bank 5.00%, 11/17/2017		2,974,102
1,000,000	Federal National Mortgage Association 0.88%, 08/28/2017		1,002,607

TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 0.71% (Cost $3,586,812)		$	3,976,709

U.S. TREASURY BONDS AND NOTES
33,000,000	U.S. Treasury Inflation Indexed Bonds (TIPS) 0.63%, 07/15/2021		38,552,599
	United States Treasury Note/Bond
150,000	4.13%, 05/15/2015 (i)		162,187
13,125,000	1.00%, 08/31/2016		13,370,070
11,000,000	1.00%, 09/30/2016 (i)		11,205,392
20,000,000	0.88%, 11/30/2016		20,275,000
59,950,000	0.50%, 07/31/2017		59,608,105
13,000,000	0.63%, 08/31/2017		12,986,792

TOTAL U.S. TREASURY BONDS AND NOTES — 28.01% (Cost $154,669,663)		$	156,160,145

Shares			Value

COMMON STOCK
Consumer, Cyclical — 0.00% (j)
402	General Motors Co (k)	$	11,184
101	Motors Liquidation Co GUC Trust (k)		2,727

TOTAL COMMON STOCK — 0.00% (j) (Cost $39,433)		$	13,911

WARRANTS
Consumer, Cyclical — 0.00% (j)
366	General Motors Co, expiring 7/10/2016 (k)		6,775
366	General Motors Co, expiring 7/10/2019 (k)		4,315

TOTAL WARRANTS — 0.00% (j) (Cost $45,183)		$	11,090

Principal Amount

SHORT TERM INVESTMENTS
Foreign Government Bonds and Notes — 4.69%
$26,140,000	International Bank for Reconstruction & Development 0.01%, 04/01/2013		26,139,978

U.S. Government Agency Bonds and Notes — 0.54%
3,000,000	Federal Home Loan Bank
	0.01%, 04/10/2013		2,999,990

Reverse Repurchase Agreements — 0.32%
420,022	Undivided interest of 0.48% in a reverse repurchase agreement (principal amount/value $87,318,979 with a maturity value of $87,320,919) with Citigroup Global Markets Inc, 0.20%, dated 3/28/13, to be repurchased at $420,022 on 4/1/13, collateralized by U.S. Treasury Securities and various U.S. Government Agency Securities, 0.00% - 6.00%, 3/31/13 - 3/15/53, with a value of $89,065,387.		420,022

420,021	Undivided interest of 0.48% in a reverse repurchase agreement (principal amount/value $87,318,979 with a maturity value of $87,321,113) with RBC Capital Markets Corp, 0.22%, dated 3/28/13, to be repurchased at $420,021 on 4/1/13, collateralized by various U.S. Government Agency Securities, 2.50% - 4.00%, 7/1/27 - 4/1/43, with a value of $89,065,361.		420,021

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Principal Amount			Value

Short Term Investments – (continued)

$88,421	Undivided interest of 0.50% in a reverse repurchase agreement (principal amount/value $17,567,939 with a maturity value of $17,568,251) with BNP Paribas Securities Corp, 0.16%, dated 3/28/13, to be repurchased at $88,421 on 4/1/13, collateralized by a U.S. Treasury Security, 2.25%, 5/31/14, with a value of $17,919,299.	$	88,421

420,022	Undivided interest of 0.50% in a reverse repurchase agreement (principal amount/value $83,454,503 with a maturity value of $83,456,172) with HSBC Securities (USA) Inc, 0.18%, dated 3/28/13, to be repurchased at $420,022 on 4/1/13, collateralized by various U.S. Government Agency Securities, 0.00% - 8.13%, 1/30/14 - 7/15/36, with a value of $85,124,231.		420,022

Principal Amount			Value

Short Term Investments – (continued)

$420,022	Undivided interest of 0.50% in a reverse repurchase agreement (principal amount/value $83,454,503 with a maturity value of $83,456,358) with Merrill Lynch, Pierce, Fenner & Smith, 0.20%, dated 3/28/13, to be repurchased at $420,022 on 4/1/13, collateralized by various U.S. Government Agency Securities, 0.00% - 6.50%, 4/25/13 - 1/1/47, with a value of $85,123,620.	$	420,022

			1,768,508

TOTAL SHORT TERM INVESTMENTS — 5.55% (Cost $30,908,476)		$	30,908,476

TOTAL INVESTMENTS — 100.83% (Cost $547,208,525)		$	562,084,861

OTHER ASSETS & LIABILITIES, NET — (0.83)%		$	(4,618,197)

TOTAL NET ASSETS — 100.00%		$	557,466,664

(a)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 28, 2013.
(b)	Restricted security; at March 28, 2013, the aggregate cost and fair value of restricted securities was $76,049,822 and $78,562,564, respectively, representing 14.09% of net assets.
(c)	A portion or all of the security is on loan at March 28, 2013.
(d)	Illiquid security; at March 28, 2013, the aggregate cost and fair value of illiquid securities was $286,580 and $256,813, respectively, representing 0.05% of net assets.
(e)	Security has no contractual maturity date and pays an indefinite stream of interest.
(f)	Security in default; some interest payments received during the last 12 months. At March 28, 2013, the aggregate fair value of the securities in default was $35,250, representing 0.01% of net assets.
(g)

Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at March 28, 2013. Maturity date disclosed represents final maturity date.

(h)	Domestic security is fair valued under the procedures adopted by the Board of Directors.
(i)	All or a portion of the security has been segregated to cover initial margin requirements on open future contracts.
(j)	Represents less than 0.005% of net assets.
(k)	Non-income producing security.
TIPS	Treasury Inflation Protected Securities

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

At March 28, 2013, the Fund held the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)

U.S. 10 Year Treasury Note Long Futures	80	USD	$10,558,750	June 2013	$133,750

U.S. 2 Year Treasury Note Short Futures	180	USD	39,681,563	June 2013	(28,125)

U.S. 5 Year Treasury Note Long Futures	305	USD	37,836,680	June 2013	207,305

U.S. Treasury Bond Short Futures	90	USD	13,002,188	June 2013	(303,750)

U.S. Ultra Bond Short Futures	40	USD	6,303,750	June 2013	(103,125)

Net Depreciation					$(93,945)

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Notes to Schedule of Investments

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-four funds. Interests in the Great-West Federated Bond Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek to provide total return, consistent with two components: (1) changes in the market value of its fund holdings (both realized and unrealized appreciation); and (2) income received from its fund holdings. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Fund is determined as of the close of trading on each valuation date.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Fixed income investments are valued using evaluated bid prices from approved pricing services, or in the event a price is not available from a pricing service, may be model priced or priced on the basis of quotations from brokers or dealers.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

  March 28, 2013

Class	Inputs

Fixed Income Investments:
Asset Backed Securities

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.

Domestic Bonds and Notes, U.S.Government Agency Bonds and Notes, U.S.Treasury Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Foreign Bonds and Notes, Foreign Government Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.

Mortgage-Backed Securities

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.

Municipal Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields and material event notices.

Equity Investments:
Domestic Common Stock	Exchange traded close or bid price.

Derivative Investments:
Warrants	Exchange traded close price, bids, evaluated bids.

Futures Contracts	Exchange traded close price.

Short Term Investments	Maturity date and credit quality.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of March 28, 2013, the inputs used to value the Fund’s investments are detailed in the following table. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

  March 28, 2013

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments:(a)
Asset-Backed Securities	$—	$43,081,018	$—	$43,081,018
Convertible Bonds	—	201,066,316	—	201,066,316
Foreign Government	—	7,288,344	—	7,288,344
Mortgage-Backed Securities	—	119,068,159	—	119,068,159
Municipal Bonds and Notes	—	510,630	63	510,693
U.S. Government Agency	—	3,976,709	—	3,976,709
U.S. Treasury Bonds and Notes	—	156,160,145	—	156,160,145
Equity Investments:(a)
Domestic Common Stock	13,911	—	—	13,911
Derivative Investments:
Futures Contracts (b)	341,055	—	—	341,055
Warrants	11,090	—	—	11,090
Short Term Investments (a)	—	30,908,476	—	30,908,476
Liabilities
Derivative Investments:
Futures Contracts (b)	435,000	—	—	435,000

Total Investments	$(68,944)	$562,059,797	$63	$561,990,916

(a)	Further breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments.

(b)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

Risk Factors

Investing in the Fund may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Fund. These events may have adverse effects on the Fund such as a decline in the value and liquidity of many securities held by the Fund, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Fund’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Fund to be subject to larger short-term declines in value.

The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

The Fund may hold bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may be less liquid than the market for higher grade bonds.

  March 28, 2013

Restricted and Illiquid Securities

The Fund may own certain investment securities which are restricted as to resale. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. These securities are deemed illiquid unless it is otherwise determined that such securities are liquid pursuant to the Board-approved guidelines established in Great-West Funds’ Policy and Procedures regarding Liquidity.

The Fund may own certain investment securities that have been deemed illiquid because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term.

Financial Futures Contracts

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

Reverse Repurchase Agreements

The Fund may engage in reverse repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a reverse repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A reverse repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in repurchase agreement transactions and/or hold repurchase agreement positions as a form of security lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid quarterly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection.

Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

  March 28, 2013

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2009 through 2012. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Application of Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund adopted ASU No. 2011-11 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2011-11 did not have an impact on the Fund’s financial position or the results of its operations.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At March 28, 2013, the U.S. Federal income tax cost basis was $547,224,197. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $16,433,231 and gross depreciation of securities in which there was an excess of tax cost over value of $1,572,567 resulting in net appreciation of $14,860,664.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund uses futures contracts to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure. The use of futures contracts involves risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities. The Fund held an average of 598 futures contracts for the reporting period.

4. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. As of March 28, 2013 the Fund had securities on loan valued at $1,731,438 and received collateral of $1,768,508 for such loan which was invested in reverse repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The reverse repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

  March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Shares				Value

COMMON STOCK
Basic Materials — 7.10%
	429,798	Alcoa Inc	$	3,661,879
	165,859	Commercial Metals Co		2,628,865
	8,943	Domtar Corp		694,156
	93,275	Huntsman Corp		1,733,982
	3,865	International Paper Co		180,032
	46,847	Kronos Worldwide Inc (a)		733,156
	26,744	Minerals Technologies Inc		1,110,143
	2,519	NewMarket Corp (a)		655,847
	36,758	Nucor Corp		1,696,382
	15,721	PPG Industries Inc		2,105,671
	30,167	Reliance Steel & Aluminum Co		2,146,985
	10,161	Sherwin-Williams Co		1,716,091
	66,411	United States Steel Corp (a)		1,295,014
	21,483	Valspar Corp		1,337,317
	33,304	WR Grace & Co (b)		2,581,393

				24,276,913

Communications — 4.83%
	26,154	AOL Inc		1,006,668
	59,764	Clearwire Corp Class A (b)		193,635
	10,043	DISH Network Corp Class A		380,630
	26,759	EchoStar Corp Class A (b)		1,042,798
	42,135	Expedia Inc		2,528,521
	13,863	General Cable Corp (b)		507,802
	19,881	Groupon Inc (a)(b)		121,672
	28,488	Harris Corp		1,320,134
	40,316	JDS Uniphase Corp (b)		539,025
	8,516	Liberty Global Inc Class C (b)		584,453
	178,647	Liberty Interactive Corp Class A (b)		3,819,473
	77,617	MetroPCS Communications Inc (b)		846,025
	24,433	Scholastic Corp		651,140
	452,821	Sprint Nextel Corp (b)		2,812,018
	3,469	VeriSign Inc (b)		164,014

				16,518,008

Consumer, Cyclical — 12.98%
	40,664	Alaska Air Group Inc (b)		2,600,869
	51,838	American Eagle Outfitters Inc		969,371
	42,282	AutoNation Inc (b)		1,849,837
	715	AutoZone Inc (b)		283,691
	9,951	Bally Technologies Inc (a)(b)		517,153
	5,178	BorgWarner Inc (b)		400,467
	11,101	Cinemark Holdings Inc		326,813
	4,191	Cintas Corp		184,949
	10,297	Delphi Automotive PLC		457,187
	142,960	Delta Air Lines Inc (b)		2,360,270
	1,988	Dillard’s Inc Class A		156,157
	24,503	Foot Locker Inc		838,983
	90,442	GameStop Corp Class A (a)		2,529,663
	3,777	Gap Inc		133,706
	32,027	Goodyear Tire & Rubber Co (b)		403,860
	3,805	Hanesbrands Inc (b)		173,356
	33,380	Hasbro Inc (a)		1,466,717
	26,361	HNI Corp		935,552
	118,852	JetBlue Airways Corp (a)(b)		820,079
	7,105	L Brands Inc		317,309
	21,297	Lennar Corp Class A (a)		883,400

Shares				Value

Consumer, Cyclical — (continued)
	66,171	Marriott International Inc Class A	$	2,794,401
	24,473	Mohawk Industries Inc (b)		2,768,386
	5,119	MSC Industrial Direct Co Inc Class A		439,108
	14,339	Nu Skin Enterprises Inc Class A (a)		633,784
	24,525	O’Reilly Automotive Inc (b)		2,515,039
	3,550	Oshkosh Corp (b)		150,839
	130,357	PulteGroup Inc (b)		2,638,426
	4,064	PVH Corp		434,076
	17,078	Regal Entertainment Group Class A (a)		284,690
	164,274	Southwest Airlines Co		2,214,413
	118,393	Staples Inc (a)		1,590,018
	2,403	Toro Co		110,634
	19,577	TRW Automotive Holdings Corp (b)		1,076,735
	3,618	United Continental Holdings Inc (b)		115,812
	7,077	Urban Outfitters Inc (b)		274,163
	36,443	WABCO Holdings Inc (b)		2,572,511
	27,412	Watsco Inc		2,307,542
	7,469	Whirlpool Corp		884,778
	8,489	Williams-Sonoma Inc		437,353
	23,716	Wyndham Worldwide Corp		1,529,208

				44,381,305

Consumer, Non-cyclical — 15.14%
	18,157	Alexion Pharmaceuticals Inc (b)		1,672,986
	65,622	Avery Dennison Corp		2,826,339
	18,213	BioMarin Pharmaceutical Inc (b)		1,133,941
	9,056	Booz Allen Hamilton Holding Corp		121,713
	460,197	Boston Scientific Corp (b)		3,594,139
	6,123	Brown-Forman Corp Class B		437,182
	37,728	Bunge Ltd		2,785,458
	85,761	CareFusion Corp (b)		3,000,777
	18,754	Charles River Laboratories International Inc (b)		830,240
	54,030	CoreLogic Inc (b)		1,397,216
	5,162	Covance Inc (b)		383,640
	21,399	DENTSPLY International Inc		907,746
	3,611	Edwards Lifesciences Corp (b)		296,680
	13,711	Forest Laboratories Inc (b)		521,566
	2,314	Gartner Inc Class A (b)		125,905
	19,030	HCA Holdings Inc (b)		773,189
	12,138	Hershey Co		1,062,439
	133,456	Hertz Global Holdings Inc (b)		2,970,730
	33,259	Hill-Rom Holdings Inc		1,171,382
	7,386	Hormel Foods Corp		305,189
	72,608	Hospira Inc (b)		2,383,721
	26,866	Humana Inc		1,856,709
	14,318	Ingredion Inc		1,035,478
	15,405	Lancaster Colony Corp		1,186,185
	86,642	Lender Processing Services Inc		2,205,905
	36,866	Life Technologies Corp (b)		2,382,650
	2,671	LifePoint Hospitals Inc (b)		129,437
	41,916	Manpower Inc		2,377,475
	90,857	Mylan Inc (b)		2,629,402
	14,935	RR Donnelley & Sons Co (a)		179,967
	17,510	SEI Investments Co		505,163
	29,520	Service Corp International		493,870
	7,699	St Jude Medical Inc		311,348

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Shares				Value

Consumer, Non-cyclical — (continued)
	104,015	Tyson Foods Inc Class A	$	2,581,652
	10,915	Universal Corp (a)		611,677
	76,177	Warner Chilcott PLC Class A		1,032,198
	46,863	Zimmer Holdings Inc		3,525,035

				51,746,329

Diversified — 0.33%
	40,796	Leucadia National Corp		1,119,034

Energy — 9.15%
	12,545	CONSOL Energy Inc		422,139
	12,121	Denbury Resources Inc (b)		226,057
	18,445	Diamond Offshore Drilling Inc (a)		1,283,034
	77,169	HollyFrontier Corp		3,970,345
	72,432	Marathon Petroleum Corp		6,489,907
	52,752	Murphy Oil Corp		3,361,885
	35,896	Noble Energy Inc		4,151,732
	8,264	Patterson-UTI Energy Inc		197,014
	60,300	Peabody Energy Corp		1,275,345
	62,066	Tesoro Corp		3,633,964
	20,136	Ultra Petroleum Corp (a)(b)		404,734
	129,168	Valero Energy Corp		5,875,852

				31,292,008

Financial — 27.67%
	58,398	Ameriprise Financial Inc		4,301,013
	33,782	Aon PLC		2,077,593
	18,753	Apartment Investment & Management Co REIT Class A		574,967
	226,461	Apollo Investment Corp		1,893,214
	4,283	Assurant Inc		192,778
	33,688	AvalonBay Communities Inc REIT		4,267,259
	13,736	Axis Capital Holdings Ltd		571,692
	11,818	BioMed Realty Trust Inc REIT		255,269
	6,965	BOK Financial Corp		433,920
	41,317	Boston Properties Inc REIT		4,175,496
	64,701	CBOE Holdings Inc		2,390,055
	28,184	City National Corp		1,660,319
	22,665	CNA Financial Corp		740,919
	33,292	Comerica Inc		1,196,847
	22,348	Corporate Office Properties Trust REIT		596,245
	79,697	Corrections Corp of America REIT		3,113,762
	28,306	E*TRADE Financial Corp (b)		303,157
	15,097	East West Bancorp Inc		387,540
	70,071	Extra Space Storage Inc REIT		2,751,688
	3,420	Federal Realty Investment Trust REIT		369,497
	105,757	Federated Investors Inc Class B (a)		2,503,268
	47,271	Fidelity National Financial Inc Class A		1,192,647
	55,923	Fifth Third Bancorp		912,104
	818	First Citizens BancShares Inc Class A		149,449
	36,940	Fulton Financial Corp		432,198
	29,199	Genworth Financial Inc Class A (b)		291,990
	47,209	Greenhill & Co Inc		2,520,016

Shares				Value

Financial — (continued)
	24,370	HCP Inc REIT	$	1,215,088
	71,984	Health Care Inc REIT		4,888,433
	77,769	Interactive Brokers Group Inc Class A		1,159,536
	2,724	IntercontinentalExchange Inc (b)		444,203
	11,466	Invesco Ltd		332,055
	185,743	Janus Capital Group Inc (a)		1,745,984
	31,438	Jones Lang LaSalle Inc		3,125,252
	8,376	Kilroy Realty Corp REIT		438,902
	12,701	Lincoln National Corp		414,180
	41,119	M&T Bank Corp (a)		4,241,836
	11,618	Mercury General Corp		440,671
	27,963	NASDAQ OMX Group Inc		903,205
	169,364	New York Community Bancorp Inc (a)		2,430,373
	11,144	Old Republic International Corp		141,640
	27,981	People’s United Financial Inc		376,065
	24,178	Piedmont Office Realty Trust Inc REIT Class A		473,647
	12,601	Plum Creek Timber Co Inc REIT		657,772
	8,008	Popular Inc (b)		221,101
	28,405	Potlatch Corp REIT		1,302,653
	43,510	Progressive Corp		1,099,498
	95,291	Prologis Inc REIT		3,809,734
	17,624	Protective Life Corp		630,939
	9,411	Raymond James Financial Inc		433,847
	46,849	Rayonier Inc REIT		2,795,480
	40,586	Realogy Holdings Corp (b)		1,982,220
	32,391	Regency Centers Corp REIT		1,713,808
	267,612	Regions Financial Corp		2,191,742
	23,989	Reinsurance Group of America Inc		1,431,424
	1,901	RenaissanceRe Holdings Ltd		174,873
	7,347	SL Green Realty Corp REIT		632,650
	40,293	St Joe Co (a)(b)		856,226
	143,707	SunTrust Banks Inc		4,140,199
	38,825	Taubman Centers Inc REIT		3,015,150
	74,153	TD Ameritrade Holding Corp		1,529,035
	11,483	UDR Inc REIT		277,774
	23,252	Unum Group		656,869
	26,439	Valley National Bancorp (a)		270,735
	7,588	Waddell & Reed Financial Inc Class A		332,203
	31,701	WR Berkley Corp		1,406,573

				94,588,477

Industrial — 7.12%
	62,762	AGCO Corp		3,271,155
	13,739	Alliant Techsystems Inc		995,116
	13,448	Armstrong World Industries Inc (b)		751,609
	23,180	Avnet Inc (b)		839,116
	12,377	AVX Corp (b)		147,286
	3,638	Bemis Co Inc		146,830
	9,477	Con-way Inc		333,685
	3,529	Crown Holdings Inc (b)		146,842
	37,597	Donaldson Co Inc		1,360,635
	6,524	Engility Holdings Inc (b)		156,445
	12,248	Gardner Denver Inc		919,947
	10,517	Garmin Ltd (a)		347,482

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Shares				Value

Industrial — (continued)
	77,773	Harsco Corp	$	1,926,437
	13,534	IDEX Corp		722,986
	1,504	L-3 Communications Holdings Inc		121,704
	14,241	Lincoln Electric Holdings Inc		771,577
	59,299	Louisiana-Pacific Corp (b)		1,280,858
	10,237	Mettler-Toledo International Inc (b)		2,182,733
	9,098	Mine Safety Appliances Co		451,443
	104,064	Molex Inc (a)		3,046,994
	7,679	Nordson Corp		506,430
	10,303	Packaging Corp of America		462,296
	9,557	Regal-Beloit Corp		779,469
	3,226	Teekay Corp (b)		116,007
	37,590	Textron Inc		1,120,558
	16,112	Worthington Industries Inc		499,150
	19,561	Zebra Technologies Corp Class A (b)		921,910

				24,326,700

Technology — 5.85%
	26,133	Activision Blizzard Inc		380,758
	9,586	Applied Materials Inc		129,219
	219,782	Brocade Communications Systems Inc (b)		1,268,142
	57,157	CA Inc		1,438,642
	31,811	Cadence Design Systems Inc (b)		443,127
	26,638	Cree Inc (b)		1,457,365
	170,379	Cypress Semiconductor Corp (a)		1,879,280
	41,361	Electronic Arts Inc (b)		732,090
	24,616	Fidelity National Information Services Inc		975,286
	21,865	KLA-Tencor Corp		1,153,160
	15,359	Lam Research Corp (b)		636,784
	10,265	ManTech International Corp Class A (a)		275,821
	50,875	Maxim Integrated Products Inc (b)		1,661,069
	66,801	Mentor Graphics Corp		1,205,758
	34,945	NetApp Inc (b)		1,193,721
	41,590	NVIDIA Corp		533,184
	68,724	ON Semiconductor Corp (b)		569,035
	6,830	Teradata Corp (b)		399,623
	42,598	Western Digital Corp		2,141,827
	179,376	Xerox Corp		1,542,634

				20,016,525

Utilities — 8.81%
	289,516	AES Corp		3,639,216
	49,449	AGL Resources Inc		2,074,386
	64,735	American Water Works Co Inc		2,682,618
	4,368	Aqua America Inc		137,330
	15,460	Atmos Energy Corp		659,987
	17,673	Black Hills Corp		778,319
	15,163	CenterPoint Energy Inc		363,305
	27,349	DTE Energy Co		1,869,031
	16,469	Edison International		828,720
	36,253	Entergy Corp		2,292,640
	55,819	Great Plains Energy Inc		1,294,443
	5,174	Integrys Energy Group Inc		300,920
	76,549	MDU Resources Group Inc		1,912,960

Shares			Value

Utilities — (continued)
4,739	NRG Energy Inc	$	125,536
71,607	NV Energy Inc		1,434,288
58,987	Pinnacle West Capital Corp		3,414,757
17,192	PPL Corp		538,282
7,704	Questar Corp		187,438
4,925	Sempra Energy		393,705
28,183	TECO Energy Inc		502,221
67,055	UGI Corp		2,574,241
10,463	Vectren Corp		370,599
40,294	Wisconsin Energy Corp		1,728,210

			30,103,152

TOTAL COMMON STOCK — 98.98% (Cost $299,739,905)		$	338,368,451

Principal Amount

SHORT TERM INVESTMENTS
Reverse Repurchase Agreements — 8.29%
$6,735,438	Undivided interest of 7.73% in a reverse repurchase agreement (principal amount/value $87,318,979 with a maturity value of $87,320,919) with Citigroup Global Markets Inc, 0.20%, dated 3/28/13, to be repurchased at $6,735,438 on 4/1/13, collateralized by U.S. Treasury Securities and various U.S. Government Agency Securities, 0.00% - 6.00%, 3/31/13 - 3/15/53, with a value of $89,065,387.		6,735,438

6,735,439	Undivided interest of 7.73% in a reverse repurchase agreement (principal amount/value $87,318,979 with a maturity value of $87,321,113) with RBC Capital Markets Corp, 0.22%, dated 3/28/13, to be repurchased at $6,735,439 on 4/1/13, collateralized by various U.S. Government Agency Securities, 2.50% - 4.00%, 7/1/27 - 4/1/43, with a value of $89,065,361.		6,735,439

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Principal Amount			Value

Short Term Investments — (continued)
$ 1,417,905	Undivided interest of 8.09% in a reverse repurchase agreement (principal amount/value $17,567,939 with a maturity value of $17,568,251) with BNP Paribas Securities Corp, 0.16%, dated 3/28/13, to be repurchased at $1,417,905 on 4/1/13, collateralized by a U.S. Treasury Security, 2.25%, 5/31/14, with a value of $17,919,299.	$	1,417,905

6,735,438	Undivided interest of 8.09% in a reverse repurchase agreement (principal amount/value $83,454,503 with a maturity value of $83,456,172) with HSBC Securities (USA) Inc, 0.18%, dated 3/28/13, to be repurchased at $6,735,438 on 4/1/13, collateralized by various U.S. Government Agency Securities, 0.00% - 8.13%, 1/30/14 - 7/15/36, with a value of $85,124,231.		6,735,438

Principal Amount			Value

Short Term Investments— (continued)
$ 6,735,438	Undivided interest of 8.09% in a reverse repurchase agreement (principal amount/value $83,454,503 with a maturity value of $83,456,358) with Merrill Lynch, Pierce, Fenner & Smith, 0.20%, dated 3/28/13, to be repurchased at $6,735,438 on 4/1/13, collateralized by various U.S. Government Agency Securities, 0.00% - 6.50%, 4/25/13 - 1/1/47, with a value of $85,123,620.	$	6,735,438

TOTAL SHORT TERM INVESTMENTS — 8.29% (Cost $28,359,658)		$	28,359,658

TOTAL INVESTMENTS — 107.27% (Cost $328,099,563)		$	366,728,109

OTHER ASSETS & LIABILITIES, NET — (7.27)%		$	(24,862,447)

TOTAL NET ASSETS — 100.00%		$	341,865,662

(a)	A portion or all of the security is on loan at March 28, 2013.
(b)	Non-income producing security.
REIT	Real Estate Investment Trust

At March 28, 2013, the Fund held the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Unrealized Appreciation
S&P Mid 400® Emini Long Futures	8	USD	$ 920,800	June 2013	$ 13,440

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND

Notes to Schedule of Investments

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-four funds. Interests in the Great-West Goldman Sachs Mid Cap Value Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek long-term capital appreciation. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Fund is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments: Domestic Common Stock	Exchange traded close or bid price.

  March 28, 2013

Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Short Term Investments	Maturity date and credit quality.

Derivative Investments: Futures Contracts	Exchange traded close price.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of March 28, 2013, the inputs used to value the Fund’s investments are detailed in the following table. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

		Level 1		Level 2		Level 3		Total
Assets
Equity Investments: (a)
Domestic Common Stock	$	332,851,035	$	—	$	—	$	332,851,035
Foreign Common Stock		5,517,416		—		—		5,517,416
Short Term Investments		—		28,359,658		—		28,359,658
Derivative Investments:
Futures Contracts (b)		13,440		—		—		13,440

Total Investments	$	338,381,891	$	28,359,658	$	0	$	366,741,549

(a)	Further breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments.

(b)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

Risk Factors

Investing in the Fund may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Fund. These events may have adverse effects on the Fund such as a decline in the value and liquidity of many securities held by the Fund, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Fund’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Fund to be subject to larger short-term declines in value.

  March 28, 2013

The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Reverse Repurchase Agreements

The Fund may engage in reverse repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a reverse repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A reverse repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in reverse repurchase agreement transactions and/or hold reverse repurchase agreement positions as a form of security lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Financial Futures Contracts

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection.

Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2009 through 2012. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

  March 28, 2013

Application of Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund adopted ASU No. 2011-11 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2011-11 did not have an impact on the Fund’s financial position or the results of its operations.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At March 28, 2013, the U.S. Federal income tax cost basis was $328,441,811. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $41,279,422 and gross depreciation of securities in which there was an excess of tax cost over value of $2,993,124 resulting in net appreciation of $38,286,298.

3. DERIVATIVE FINANCIAL INSTRUMENTS

As the Fund may at times hold cash, in an effort to minimize the tracking error relative to the Fund’s benchmark index, the Fund may at times use index futures contracts in order to maintain index returns for that cash component. The Fund seeks to use index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 16 futures contracts for the reporting period.

4. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of March 28, 2013 the Fund had securities on loan valued at $27,604,908 and received collateral of $28,359,658 for such loan which was invested in reverse repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The reverse repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

  March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Shares			Value

COMMON STOCK
Basic Materials — 7.84%
10,534	Air Liquide SA (a)	$	1,281,252
5,000	Air Water Inc (a)		69,732
7,900	Akzo Nobel NV (a)		501,938
88,373	Alumina Ltd (a)(b)		102,606
46,932	Anglo American PLC (a)		1,211,582
12,933	Antofagasta PLC (a)		194,040
33,142	ArcelorMittal (a)		430,563
2,117	Arkema SA (a)		192,922
44,000	Asahi Kasei Corp (a)(c)		297,362
30,892	BASF SE (a)		2,712,405
107,957	BHP Billiton Ltd (a)		3,690,511
71,102	BHP Billiton PLC (a)		2,070,081
8,795	Boliden AB (a)		142,073
1,686	Brenntag AG (a)		263,636
4,731	Croda International PLC (a)		197,540
12,000	Daicel Corp (a)		93,927
10,000	Daido Steel Co Ltd (a)(c)		53,389
17,000	Denki Kagaku Kogyo KK (a)		61,460
287	EMS-Chemie Holding AG (a)(b)		86,421
8,679	Eurasian Natural Resources Corp PLC (a)		32,594
12,104	Evraz PLC (a)		41,014
45,963	Fortescue Metals Group Ltd (a)(c)		190,288
5,961	Fresnillo PLC (a)		123,203
271	Givaudan SA (a)		333,151
132,342	Glencore International PLC (a)(c)		718,491
4,100	Hitachi Chemical Co Ltd (a)		62,846
5,000	Hitachi Metals Ltd (a)		47,908
13,015	Iluka Resources Ltd (a)(c)		127,919
52,225	Incitec Pivot Ltd (a)		168,799
14,678	Israel Chemicals Ltd (a)		190,200
11,000	Japan Steel Works Ltd (a)(c)		58,344
16,900	JFE Holdings Inc (a)		327,100
7,098	Johnson Matthey PLC (a)		248,897
5,800	JSR Corp (a)		118,883
5,938	K+S AG (a)		276,831
10,000	Kaneka Corp (a)		57,844
8,000	Kansai Paint Co Ltd (a)		88,851
6,425	Kazakhmys PLC (a)		38,436
79,000	Kobe Steel Ltd (a)(b)		92,999
5,020	Koninklijke DSM NV (a)		292,531
11,500	Kuraray Co Ltd (a)		162,165
2,886	Lanxess AG (a)		205,157
6,251	Linde AG (a)		1,164,424
1,805	Lonza Group AG (a)		117,355
45,500	Mitsubishi Chemical Holdings Corp (a)		216,876
12,000	Mitsubishi Gas Chemical Co Inc (a)		79,476
39,000	Mitsubishi Materials Corp (a)		110,398
31,000	Mitsui Chemicals Inc (a)(c)		67,648
25,357	Newcrest Mining Ltd (a)		530,826
3,400	Nippon Paper Group Inc (a)(c)		52,951
257,740	Nippon Steel & Sumitomo Metal Corp (a)(c)		656,486
5,500	Nitto Denko Corp (a)		331,167
32,987	Norsk Hydro ASA (a)(c)		143,617
25,000	Oji Holdings Corp (a)(c)		94,006
12,223	Orica Ltd (a)		312,447
10,361	OZ Minerals Ltd (a)		57,838

Shares			Value

Basic Materials — (continued)
2,848	Randgold Resources Ltd (a)	$	245,392
14,743	Rio Tinto Ltd (a)		884,314
45,129	Rio Tinto PLC (a)		2,125,263
1,074	Salzgitter AG (a)		43,163
13,900	Shin-Etsu Chemical Co Ltd (a)(d)		921,886
43,000	Showa Denko KK (a)(c)		64,788
1,931	Solvay SA (a)		262,030
19,649	Stora Enso OYJ Class R (a)		127,207
51,000	Sumitomo Chemical Co Ltd (a)		160,557
17,000	Sumitomo Metal Mining Co Ltd (a)		241,666
19,271	Svenska Cellulosa AB Class B (a)(b)		497,537
3,142	Syngenta AG (a)		1,314,796
11,000	Taiyo Nippon Sanso Corp (a)(c)		76,602
13,270	ThyssenKrupp AG (a)(b)		270,541
35,000	Ube Industries Ltd (a)		69,145
3,642	Umicore SA (a)		171,305
16,761	UPM-Kymmene OYJ (a)		187,467
3,439	Vedanta Resources PLC (a)(c)		52,713
3,992	Voestalpine AG (a)		122,850
70,962	Xstrata PLC (a)		1,154,700
1,300	Yamato Kogyo Co Ltd (a)(c)		35,648
6,081	Yara International ASA (a)		277,590

			30,900,566

Communications — 6.80%
1,548	Axel Springer AG (a)(c)		67,254
5,075	Belgacom SA (a)		126,342
57,624	Bezeq The Israeli Telecommunication Corp Ltd (a)		79,976
36,206	British Sky Broadcasting Group PLC (a)		486,367
266,157	BT Group PLC (a)		1,123,736
3,800	Dena Co Ltd (a)(c)		103,613
6,100	Dentsu Inc (a)(c)		182,183
94,930	Deutsche Telekom AG (a)		1,004,961
4,469	Elisa OYJ (a)(c)		83,166
4,644	Eutelsat Communications SA (a)		163,831
62,914	France Telecom SA (a)		637,499
2,400	Gree Inc (a)(c)		30,233
710	Hakuhodo DY Holdings Inc (a)		54,638
78,000	HKT Trust / HKT Ltd (a)		78,152
781	Iliad SA		166,137
15,769	Inmarsat PLC (a)		168,697
124,940	ITV PLC (a)		246,158
2,522	JCDecaux SA (a)		69,185
76	Jupiter Telecommunications Co Ltd		99,546
2,896	Kabel Deutschland Holding AG (a)		267,369
18,200	KDDI Corp (a)(c)		760,976
33,410	Koninklijke KPN NV (a)(c)		112,533
3,877	Lagardere SCA (a)		142,898
16	M3 Inc (a)		31,239
2,221	Millicom International Cellular SA (a)		177,450
2,500	Nexon Co Ltd (a)		24,406
1,718	NICE Systems Ltd (a)(b)		63,178
14,400	Nippon Telegraph & Telephone Corp (a)		628,698
124,475	Nokia OYJ (a)(c)		404,909

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Shares			Value

Communications — (continued)
517	NTT DOCOMO Inc (a)(c)(d)	$	768,556
130,000	PCCW Ltd (a)		60,396
27,115	Pearson PLC (a)		487,475
20,468	Portugal Telecom SGPS SA (a)(c)		101,465
3,611	ProSiebenSat.1 Media AG (a)		129,254
6,098	Publicis Groupe SA (a)		409,290
25,100	Rakuten Inc (a)		256,702
22,989	Reed Elsevier NV (a)		394,117
40,941	Reed Elsevier PLC (a)		486,790
8,040	SBI Holdings Inc (a)		71,399
10,175	SES (a)		319,126
55,000	Singapore Press Holdings Ltd (a)(c)		198,960
270,000	Singapore Telecommunications Ltd (a)		782,835
32,000	Softbank Corp (a)(d)		1,474,297
18,000	StarHub Ltd (a)		63,277
777	Swisscom AG (a)		359,850
23,118	TDC A/S (a)		177,937
10,529	Tele2 AB Class B (a)		183,652
62,820	Telecom Corp of New Zealand Ltd (a)		123,295
506,548	Telecom Italia SpA (a)		339,505
102,690	Telefonaktiebolaget LM Ericsson Class B (a)		1,286,469
137,933	Telefonica SA (a)		1,868,799
7,352	Telekom Austria AG (a)		48,285
1,803	Telenet Group Holding NV (a)		89,318
23,281	Telenor ASA (a)		512,603
71,819	TeliaSonera AB (a)(c)		512,935
143,992	Telstra Corp Ltd (a)		677,063
3,600	Trend Micro Inc (a)		101,080
3,132	United Internet AG (a)		76,252
44,778	Vivendi SA (a)		926,372
1,652,711	Vodafone Group PLC (a)		4,688,631
10,192	Wolters Kluwer NV (a)		222,715
42,864	WPP PLC (a)		684,361
491	Yahoo Japan Corp (a)		226,509
3,707	Ziggo NV (a)(b)		130,433

			26,825,333

Consumer, Cyclical — 11.26%
900	ABC-Mart Inc (a)		34,327
5,164	Accor SA (a)		179,600
7,092	Adidas AG (a)		737,210
20,800	Aeon Co Ltd (a)		269,309
6,300	Aisin Seiki Co Ltd (a)		232,227
41,000	ANA Holdings Inc (a)(c)		84,613
5,200	Asics Corp (a)		85,980
11,192	Bayerische Motoren Werke AG (a)		968,538
21,500	Bridgestone Corp (a)		723,433
14,805	Burberry Group PLC (a)		299,502
6,338	Carnival PLC (a)		221,483
41,000	Cathay Pacific Airways Ltd (a)		70,314
1,873	Christian Dior SA (a)		310,898
17,603	Cie Financiere Richemont SA Class A (a)		1,385,915
6,031	Cie Generale des Etablissements Michelin (a)		505,283

Shares			Value

Consumer, Cyclical — (continued)
8,300	Citizen Holdings Co Ltd (a)	$	42,497
16,000	City Developments Ltd (a)		146,712
62,278	Compass Group PLC (a)		796,641
3,656	Continental AG (a)		438,210
14,047	Crown Ltd (a)		180,610
6,000	Daihatsu Motor Co Ltd (a)		124,854
30,565	Daimler AG (a)		1,666,938
17,000	Daiwa House Industry Co Ltd (a)		332,495
16,500	Denso Corp (a)		701,060
8,076	Deutsche Lufthansa AG (a)		157,962
1,900	Don Quijote Co Ltd (a)		84,276
26,193	Echo Entertainment Group Ltd (a)		95,333
7,685	Electrolux AB (a)(c)		195,895
1,900	FamilyMart Co Ltd (a)		86,844
1,800	Fast Retailing Co Ltd (a)		575,617
27,777	Fiat Industrial SpA (a)(c)		313,256
29,022	Fiat SpA (a)(b)		155,031
1,981	Flight Centre Ltd (a)(c)		69,550
19,000	Fuji Heavy Industries Ltd (a)		301,377
72,000	Galaxy Entertainment Group Ltd (a)(b)		301,925
200,000	Genting Singapore PLC (a)		241,972
56,567	GKN PLC (a)		227,871
20,186	Harvey Norman Holdings Ltd (a)(c)		57,611
32,066	Hennes & Mauritz AB Class B (a)		1,148,415
9,000	Hino Motors Ltd (a)		97,711
2,000	Hitachi High-Technologies Corp (a)		41,826
54,900	Honda Motor Co Ltd (a)(d)		2,114,226
896	Hugo Boss AG (a)(b)		100,619
7,377	Inditex SA (a)		983,065
8,890	InterContinental Hotels Group PLC (a)		271,608
31,003	International Consolidated Airlines Group SA (a)(b)		119,600
11,100	Isetan Mitsukoshi Holdings Ltd (a)(c)		160,466
38,000	Isuzu Motors Ltd (a)		230,299
49,900	ITOCHU Corp (a)		613,138
15,000	J Front Retailing Co Ltd (a)		117,152
1,900	Japan Airlines Co Ltd (b)		88,506
4,000	Jardine Cycle & Carriage Ltd (a)		165,408
7,200	JTEKT Corp (a)		68,194
76,993	Kingfisher PLC (a)		337,370
3,000	Koito Manufacturing Co Ltd (a)		51,800
2,000	Lawson Inc (a)		153,563
192,000	Li & Fung Ltd (a)		265,417
8,560	LVMH Moet Hennessy Louis Vuitton SA (a)		1,470,697
52,330	Marks & Spencer Group PLC (a)		310,247
55,000	Marubeni Corp (a)		421,085
6,600	Marui Group Co Ltd (a)(c)		68,544
88,000	Mazda Motor Corp (a)(b)		258,848
1,800	McDonald’s Holdings Co Japan Ltd		48,454
34,000	MGM China Holdings Ltd (a)		72,905
47,500	Mitsubishi Corp (a)(d)		894,608
4,000	Mitsubishi Logistics Corp (a)		74,196
138,000	Mitsubishi Motors Corp (a)(b)		144,289
58,800	Mitsui & Co Ltd (a)(d)		828,967

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Shares			Value

Consumer, Cyclical — (continued)
6,100	Namco Bandai Holdings Inc (a)	$	107,906
5,353	Next PLC (a)		355,554
8,000	NGK Insulators Ltd (a)		85,468
6,000	NGK Spark Plug Co Ltd (a)		92,020
4,800	NHK Spring Co Ltd (a)		50,254
3,500	Nintendo Co Ltd (a)(c)		378,341
84,200	Nissan Motor Co Ltd (a)(d)		816,776
1,200	Nitori Holdings Co Ltd (a)		92,648
3,000	NOK Corp (a)		43,401
3,605	Nokian Renkaat OYJ (a)		160,832
7,903	OPAP SA (a)		62,250
1,700	Oriental Land Co Ltd (a)		278,473
73,200	Panasonic Corp (a)(b)		551,216
8,052	Peugeot SA (a)(b)		58,399
6,982	Pirelli & C. SpA (a)(c)		73,455
5,098	Porsche Automobil Holding SE (a)		373,514
2,504	PPR (a)		550,701
39,920	Qantas Airways Ltd (a)(b)		74,433
6,393	Renault SA (a)		401,083
82,800	Sands China Ltd (a)		430,845
1,500	Sankyo Co Ltd (a)		70,232
1,700	Sanrio Co Ltd (a)(c)		75,504
11,093	Scania AB Class B (a)		232,731
6,300	Sega Sammy Holdings Inc (a)		126,477
15,000	Sekisui Chemical Co Ltd (a)		165,724
18,000	Sekisui House Ltd (a)		244,595
48,000	Shangri-La Asia Ltd (a)		94,251
36,000	Sharp Corp (a)(b)(c)		103,001
800	Shimamura Co Ltd (a)		93,534
2,600	Shimano Inc (a)		212,820
18,000	Singapore Airlines Ltd (a)		158,115
68,000	SJM Holdings Ltd (a)		170,225
16,863	SKYCITY Entertainment Group Ltd (a)		62,305
46,900	Sojitz Corp (a)		73,605
33,300	Sony Corp (a)(c)		579,448
4,900	Stanley Electric Co Ltd (a)		85,010
37,400	Sumitomo Corp (a)		473,041
25,900	Sumitomo Electric Industries Ltd (a)		318,676
5,900	Sumitomo Rubber Industries Ltd (a)		99,051
11,900	Suzuki Motor Corp (a)		266,694
2,417	Swatch Group AG (a)		737,187
24,938	Tabcorp Holdings Ltd (a)		84,096
8,000	Takashimaya Co Ltd (a)		79,367
48,870	Tatts Group Ltd (a)		161,614
28,000	Teijin Ltd (a)		64,965
4,100	Toho Co Ltd (a)		85,711
48,000	Toray Industries Inc (a)		326,029
2,100	Toyoda Gosei Co Ltd (a)		50,543
1,400	Toyota Boshoku Corp (a)		19,822
5,500	Toyota Industries Corp (a)		202,614
92,700	Toyota Motor Corp (a)(d)		4,780,147
6,800	Toyota Tsusho Corp (a)		174,319
15,894	TUI Travel PLC (a)		78,826
830	USS Co Ltd (a)		95,456
996	Volkswagen AG (a)		187,851
50,946	Volvo AB Class B (a)		743,803
33,945	Wesfarmers Ltd (a)		1,425,368
6,190	Whitbread PLC (a)		242,017

Shares			Value

Consumer, Cyclical — (continued)
9,113	Wolseley PLC (a)	$	454,339
55,200	Wynn Macau Ltd (a)(b)		147,076
3,100	Yamada Denki Co Ltd (a)(c)		142,230
4,700	Yamaha Corp (a)		45,761
9,500	Yamaha Motor Co Ltd (a)		128,642
25,500	Yue Yuen Industrial Holdings Ltd (a)		83,316

			44,408,099

Consumer, Non-cyclical — 22.85%
12,068	Abertis Infraestructuras SA (a)(c)		203,331
3,759	Actelion Ltd (a)		204,398
4,579	Adecco SA (a)		251,150
9,025	Aggreko PLC (a)		244,806
22,000	Ajinomoto Co Inc (a)		323,482
1,500	Alfresa Holdings Corp (a)		81,675
27,028	Anheuser-Busch InBev NV (a)		2,687,062
2,811	Aryzta AG (a)		166,139
12,900	Asahi Group Holdings Ltd (a)		308,473
11,585	Associated British Foods PLC (a)		334,903
15,100	Astellas Pharma Inc (a)(d)		814,900
41,940	AstraZeneca PLC (a)		2,103,432
10,903	Atlantia SpA (a)		172,685
11,530	Babcock International Group PLC (a)		190,756
53	Barry Callebaut AG (a)		51,137
27,817	Bayer AG (a)		2,874,783
3,286	Beiersdorf AG (a)		303,707
2,200	Benesse Holdings Inc (a)		93,629
51,668	Brambles Ltd (a)		458,111
64,968	British American Tobacco PLC (a)		3,483,270
10,606	Bunzl PLC (a)		209,185
1,919	Bureau Veritas SA (a)		238,905
600	Calbee Inc (a)(b)		47,214
22,530	Capita PLC (a)		307,801
3,665	Carlsberg A/S Class B (a)(c)		357,316
19,975	Carrefour SA (a)		547,182
1,861	Casino Guichard Perrachon SA (a)		195,683
3,262	Celesio AG (a)		61,374
7,500	Chugai Pharmaceutical Co Ltd (a)		167,133
6,692	Cie Generale d’Optique Essilor International SA (a)		744,663
18,652	Coca-Cola Amatil Ltd (a)		283,616
6,853	Coca-Cola Hellenic Bottling Co SA (a)		183,734
2,400	Coca-Cola West Co Ltd (a)		41,807
1,916	Cochlear Ltd (a)		136,111
3,852	Coloplast A/S Class B (a)(b)		207,563
2,551	Colruyt SA (a)		123,312
16,952	CSL Ltd (a)		1,047,826
19,000	Dai Nippon Printing Co Ltd (a)		181,536
22,400	Daiichi Sankyo Co Ltd (a)		432,382
5,600	Dainippon Sumitomo Pharma Co Ltd (a)(c)		99,087
19,526	Danone SA (a)		1,359,576
18,029	de Master Blenders 1753 NV (b)		278,482
3,280	Delhaize Group SA (a)		179,054
84,309	Diageo PLC (a)		2,655,995

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Shares			Value

Consumer, Non-cyclical — (continued)
19,761	Distribuidora Internacional de Alimentacion SA (a)	$	137,149
5,599	Edenred (a)		183,499
8,400	Eisai Co Ltd (a)(c)		376,345
17,089	Elan Corp PLC (a)(b)		198,018
12,150	Elekta AB Class B (a)(c)		184,303
33,459	Experian PLC (a)		579,405
76,000	First Pacific Co Ltd (a)		103,023
11,152	Fresenius SE & Co KGaA (a)		985,186
45,060	G4S PLC (a)		200,160
6,757	Getinge AB Class B (a)		206,320
165,042	GlaxoSmithKline PLC (a)		3,863,556
230,000	Golden Agri-Resources Ltd (a)		107,631
5,209	Grifols SA (a)(b)		193,473
3,399	Heineken Holding NV (a)		218,096
7,631	Heineken NV (a)		575,580
4,457	Henkel AG & Co KGaA (a)		352,285
1,900	Hisamitsu Pharmaceutical Co Inc (a)		102,927
13,706	Husqvarna AB Class B (a)(b)		81,080
33,323	Imperial Tobacco Group PLC (a)		1,164,980
5,255	Intertek Group PLC (a)		271,460
42,577	J Sainsbury PLC (a)		245,178
37,100	Japan Tobacco Inc (a)(d)		1,186,737
7,052	Jeronimo Martins SGPS SA		137,357
17,400	Kao Corp (a)		562,749
4,881	Kerry Group PLC Class A		290,844
2,064	Kesko OYJ Class B (a)		64,638
5,000	Kikkoman Corp (a)(c)		87,427
29,000	Kirin Holdings Co Ltd (a)		466,274
33,447	Koninklijke Ahold NV (a)		512,754
8,000	Kyowa Hakko Kirin Co Ltd (a)		90,699
8,205	L’Oreal SA (a)		1,301,755
29	Lindt & Spruengli AG (a)		111,672
3	Lindt & Spruengli AG		135,384
5,680	Luxottica Group SpA (a)		285,192
4,200	Medipal Holdings Corp (a)		58,928
2,100	MEIJI Holdings Co Ltd (a)		96,353
2,108	Merck KGaA (a)		318,400
30,558	Metcash Ltd (a)		132,060
4,466	Metro AG (a)		127,123
1,900	Miraca Holdings Inc (a)		91,311
7,800	Mitsubishi Tanabe Pharma Corp (a)		119,602
108,288	Nestle SA (a)		7,837,302
6,000	Nippon Meat Packers Inc (a)(c)		96,845
6,500	Nisshin Seifun Group Inc (a)		85,878
2,000	Nissin Foods Holdings Co Ltd (a)(c)		91,817
77,277	Novartis AG (a)		5,507,683
13,708	Novo Nordisk A/S Class B (a)		2,209,485
8,411	Novozymes A/S Class B (a)(c)		285,607
57,772	Olam International Ltd (a)		80,427
2,600	Ono Pharmaceutical Co Ltd (a)		160,693
2,910	Orion OYJ Class B (a)(c)		76,571
12,100	Otsuka Holdings Co Ltd (a)		419,984
3,500	Park24 Co Ltd (a)		68,522
7,179	Pernod-Ricard SA (a)		894,777
7,704	QIAGEN NV (a)(b)		160,845
4,088	Ramsay Health Care Ltd (a)		137,594
3,878	Randstad Holding NV (a)		159,183

Shares			Value

Consumer, Non-cyclical — (continued)
21,819	Reckitt Benckiser Group PLC (a)	$	1,566,226
739	Remy Cointreau SA		85,408
23,603	Roche Holding AG (a)		5,502,406
32,269	SABMiller PLC (a)		1,701,815
40,039	Sanofi (a)		4,083,404
2,600	Santen Pharmaceutical Co Ltd (a)		120,253
7,000	Secom Co Ltd (a)		361,274
9,951	Securitas AB Class B (a)		93,777
16,713	Serco Group PLC (a)		159,638
25,500	Seven & I Holdings Co Ltd (a)(d)		846,079
181	SGS SA (a)		444,244
9,000	Shimadzu Corp (a)		63,947
9,600	Shionogi & Co Ltd (a)		194,555
18,560	Shire PLC (a)		564,955
12,000	Shiseido Co Ltd (a)		168,233
30,203	Smith & Nephew PLC (a)		349,110
932	Societe BIC SA (a)		108,284
3,245	Sodexo (a)		302,476
11,966	Sonic Healthcare Ltd (a)		174,115
1,619	Sonova Holding AG (a)		194,431
2,827	Suedzucker AG (a)		119,487
2,600	Suzuken Co Ltd (a)		94,387
6,735	Swedish Match AB (a)		209,070
2,300	Sysmex Corp (a)		140,133
1,200	Taisho Pharmaceutical Holdings Co Ltd (a)		85,050
26,600	Takeda Pharmaceutical Co Ltd (a)(c)(d)		1,457,221
15,761	Tate & Lyle PLC (a)		203,532
5,100	Terumo Corp (a)		219,511
271,105	Tesco PLC (a)		1,575,770
30,263	Teva Pharmaceutical Industries Ltd (a)		1,202,957
19,000	Toppan Printing Co Ltd (a)(c)		137,167
3,000	Toyo Suisan Kaisha Ltd (a)		92,608
45,310	Transurban Group (a)		301,275
20,399	Treasury Wine Estates Ltd (a)		121,265
2,200	Tsumura & Co (a)		80,435
3,617	UCB SA (a)		231,379
3,700	Unicharm Corp (a)		211,264
54,839	Unilever NV (a)		2,246,956
43,243	Unilever PLC (a)		1,828,407
910	William Demant Holding A/S (a)(b)		76,269
63,000	Wilmar International Ltd (a)		176,136
77,090	WM Morrison Supermarkets PLC (a)		323,917
41,555	Woolworths Ltd (a)		1,467,039
3,100	Yakult Honsha Co Ltd (a)(c)		125,155
4,000	Yamazaki Baking Co Ltd (a)		52,810

			90,082,322

Diversified — 0.71%
1,914	Exor SpA (a)		53,649
5,752	GEA Group AG (a)		189,984
2,803	Groupe Bruxelles Lambert SA (a)		214,704
72,000	Hutchison Whampoa Ltd (a)		752,772
3,452	Industrivarden AB Class C (a)		62,967
47,300	Keppel Corp Ltd (a)		428,472
133,000	Noble Group Ltd (a)		131,038

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Shares			Value

Diversified — (continued)
46,000	NWS Holdings Ltd (a)	$	81,996
23,500	Swire Pacific Ltd Class A (a)		300,205
1,171	Wendel SA (a)		124,000
50,300	Wharf Holdings Ltd (a)		449,841

			2,789,628

Energy — 6.77%
9,586	AMEC PLC (a)		153,903
28,888	APA Group (a)		179,738
114,545	BG Group PLC (a)		1,970,232
640,684	BP PLC (a)		4,504,824
4,472	Caltex Australia Ltd (a)		99,860
5,282	Cie Generale de Geophysique - Veritas (a)(b)		119,131
19,000	Cosmo Oil Co Ltd (a)(b)(c)		40,202
56,482	Enel Green Power SpA (a)		106,147
85,670	Eni SpA (a)		1,918,020
2,143	Fugro NV (a)		118,786
9,007	Galp Energia SGPS SA (a)		141,203
700	Idemitsu Kosan Co Ltd (a)		61,068
75	Inpex Corp (a)		403,934
900	Japan Petroleum Exploration Co (a)(c)		35,470
74,600	JX Holdings Inc (a)		420,631
7,127	Lundin Petroleum AB (a)(b)		154,869
4,479	Neste Oil OYJ (a)(b)(c)		63,298
4,963	OMV AG (a)		211,616
9,031	Petrofac Ltd (a)		197,006
27,598	Repsol SA (a)(b)		560,683
124,093	Royal Dutch Shell PLC Class A (a)		4,022,589
88,125	Royal Dutch Shell PLC Class B (a)		2,929,946
8,669	Saipem SpA (a)		266,445
32,823	Santos Ltd (a)		426,339
11,697	Seadrill Ltd ADR (a)		426,278
7,100	Showa Shell Sekiyu KK (a)		50,450
37,758	Statoil ASA (a)		921,784
9,758	Subsea 7 SA (a)		229,330
3,389	Technip SA (a)		347,610
10,000	TonenGeneral Sekiyu KK (a)		99,162
71,586	Total SA (a)		3,428,543
12,204	Transocean Ltd (a)(b)		630,508
30,068	Tullow Oil PLC (a)		562,411
14,370	Whitehaven Coal Ltd (a)		31,950
22,316	Woodside Petroleum Ltd (a)		836,426

			26,670,392

Financial — 23.86%
31,993	3i Group PLC (a)		154,032
30,095	Aberdeen Asset Management PLC (a)		196,626
1,030	Acom Co Ltd (a)(b)		29,493
7,037	Admiral Group PLC (a)		142,676
59,223	Aegon NV (a)		357,593
2,500	AEON Financial Service Co Ltd (a)(c)		70,917
2,700	Aeon Mall Co Ltd (a)		82,445
7,974	Ageas (a)		270,648
405,800	AIA Group Ltd (a)		1,784,192

Shares			Value

Financial — (continued)
15,350	Allianz SE (a)	$	2,092,553
97,098	AMP Ltd (a)		528,999
39,000	Aozora Bank Ltd (a)		110,300
59,000	Ascendas Real Estate Investment Trust REIT (a)		123,976
39,641	Assicurazioni Generali SpA (a)		620,641
5,755	ASX Ltd (a)		217,439
91,465	Australia & New Zealand Banking Group Ltd (a)		2,727,873
97,627	Aviva PLC (a)		442,390
59,738	AXA SA (a)		1,032,356
1,477	Baloise Holding AG (a)		138,766
120,899	Banca Monte dei Paschi di Siena SpA (a)(b)(c)		28,857
183,578	Banco Bilbao Vizcaya Argentaria SA (a)		1,602,976
95,958	Banco de Sabadell SA (a)		176,690
58,200	Banco Espirito Santo SA (a)(b)		59,692
56,790	Banco Popolare SC (a)(b)(c)		71,945
177,307	Banco Popular Espanol SA (a)		131,843
354,563	Banco Santander SA (a)		2,402,040
35,100	Bank Hapoalim BM (a)(b)		159,461
42,721	Bank Leumi Le-Israel BM (a)(b)		151,081
40,600	Bank of East Asia Ltd (a)(c)		160,625
10,000	Bank of Kyoto Ltd (a)		98,054
39,000	Bank of Yokohama Ltd (a)		226,269
24,769	Bankia SA (a)(b)(c)		5,266
107	Banque Cantonale Vaudoise (a)(b)		59,793
391,786	Barclays PLC (a)		1,742,868
14,054	Bendigo & Adelaide Bank Ltd (a)		150,829
33,789	BNP Paribas SA (a)		1,737,354
123,000	BOC Hong Kong Holdings Ltd (a)		411,389
32,369	British Land Co PLC REIT (a)		267,714
38,237	CaixaBank SA (a)(b)		129,725
63,000	CapitaCommercial Trust REIT (a)(c)		80,688
84,000	CapitaLand Ltd (a)		240,260
72,000	CapitaMall Trust REIT (a)		121,525
48,000	CapitaMalls Asia Ltd (a)		79,635
67,675	CFS Retail Property Trust Group REIT (a)		141,866
47,000	Cheung Kong Holdings Ltd (a)		696,270
24,000	Chiba Bank Ltd (a)		173,006
5,000	Chugoku Bank Ltd (a)		80,944
4,826	CNP Assurances (a)		66,323
132,090	Commerzbank AG (a)(b)		194,589
54,091	Commonwealth Bank of Australia (a)		3,842,054
2,117	Corio NV REIT (a)		98,893
33,379	Credit Agricole SA (a)(b)		275,535
5,600	Credit Saison Co Ltd (a)		140,104
42,349	Credit Suisse Group AG (a)		1,113,809
283	Dai-ichi Life Insurance Co Ltd (a)		379,764
2,400	Daito Trust Construction Co Ltd (a)		205,956
55,000	Daiwa Securities Group Inc (a)		389,876
21,805	Danske Bank A/S (a)(b)		390,948
61,000	DBS Group Holdings Ltd (a)		789,512
174	Delek Group Ltd (a)		49,025
6,193	Delta Lloyd NV (a)		106,665
31,360	Deutsche Bank AG (a)		1,226,064
6,427	Deutsche Boerse AG (a)		389,882

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Shares			Value

Financial — (continued)
152,500	Dexus Property Group REIT (a)	$	165,718
32,426	DNB ASA (a)		477,219
7,537	Erste Group Bank AG (a)(b)		210,916
936	Eurazeo (a)		47,530
48,645	Federation Centres Ltd REIT (b)		119,526
840	Fonciere Des Regions REIT (a)		65,830
24,000	Fukuoka Financial Group Inc (a)		120,338
757	Gecina SA (a)		87,961
6,926	Gjensidige Forsikring ASA (a)		114,608
73,000	Global Logistic Properties Ltd (a)		155,028
58,633	Goodman Group REIT (a)		293,080
45,317	GPT Group REIT (a)		175,378
11,000	Gunma Bank Ltd (a)		65,694
15,000	Hachijuni Bank Ltd (a)		89,864
22,836	Hammerson PLC REIT (a)		171,137
77,000	Hang Lung Properties Ltd (a)		288,277
26,100	Hang Seng Bank Ltd (a)		419,359
2,119	Hannover Rueckversicherung SE (a)		166,831
7,854	Hargreaves Lansdown PLC (a)		103,787
34,000	Henderson Land Development Co Ltd (a)		233,221
17,000	Hiroshima Bank Ltd (a)(c)		82,351
37,100	Hong Kong Exchanges & Clearing (a)		633,958
20,000	Hopewell Holdings Ltd (a)		81,189
618,165	HSBC Holdings PLC (a)		6,594,652
8,800	Hulic Co Ltd (a)		72,450
23,000	Hysan Development Co Ltd (a)		116,437
755	ICADE REIT (a)		66,086
17,467	ICAP PLC (a)		77,270
30,142	IMMOFINANZ AG (a)		114,348
129,455	ING Groep NV (a)(b)		931,488
71,064	Insurance Australia Group Ltd (a)		423,942
372,403	Intesa Sanpaolo SpA (a)		542,631
23,963	Intu Properties PLC REIT (a)		122,024
17,902	Investec PLC (a)		125,170
6,635	Investment AB Kinnevik Class B (a)		161,069
15,143	Investor AB (a)		438,035
83	Israel Corp Ltd (a)		63,113
8,000	Iyo Bank Ltd (a)		74,251
1,800	Japan Exchange Group Inc (a)		166,917
28	Japan Prime Realty Investment Corp REIT (a)		108,455
21	Japan Real Estate Investment Corp REIT (a)		290,977
68	Japan Retail Fund Investment Corp REIT (a)(c)		168,716
22,000	Joyo Bank Ltd (a)		122,725
7,067	Julius Baer Group Ltd (a)		275,419
8,133	KBC Groep NV (a)		282,006
25,000	Keppel Land Ltd (a)		79,737
24,000	Kerry Properties Ltd (a)		106,833
3,078	Klepierre REIT (a)		121,040
26,084	Land Securities Group PLC REIT (a)		329,075
196,196	Legal & General Group PLC (a)		516,000
17,955	Lend Lease Group (a)		191,538

Shares			Value

Financial — (continued)
76,000	Link REIT REIT (a)	$	414,510
1,426,127	Lloyds Banking Group PLC (a)(b)		1,062,530
5,766	London Stock Exchange Group PLC (a)		114,582
10,723	Macquarie Group Ltd (a)		417,142
26,792	Mapfre SA (a)		83,259
15,397	Mediobanca SpA (a)		78,705
109,722	Mirvac Group REIT (a)		185,655
42,000	Mitsubishi Estate Co Ltd (a)(d)		1,189,750
428,800	Mitsubishi UFJ Financial Group Inc (a)(d)		2,587,052
19,700	Mitsubishi UFJ Lease & Finance Co Ltd (a)		103,232
28,000	Mitsui Fudosan Co Ltd (a)(c)		799,605
3,305	Mizrahi Tefahot Bank Ltd (a)(b)		35,309
770,300	Mizuho Financial Group Inc (a)(c)(d)		1,652,913
16,900	MS&AD Insurance Group Holdings (a)		376,421
6,056	Muenchener Rueckversicherungs AG (a)		1,135,063
78,142	National Australia Bank Ltd (a)		2,521,332
31,861	Natixis (a)		121,211
129,000	New World Development Co Ltd (a)		219,242
23	Nippon Building Fund Inc REIT (a)		322,281
22,000	Nishi-Nippon City Bank Ltd (a)		68,137
12,850	NKSJ Holdings Inc (a)		270,687
120,000	Nomura Holdings Inc (a)		746,129
4,500	Nomura Real Estate Holdings Inc (a)		100,996
8	Nomura Real Estate Office Fund Inc REIT (a)		58,963
88,974	Nordea Bank AB (a)		1,009,385
44	NTT Urban Development Corp (a)		53,041
162,282	Old Mutual PLC (a)		501,168
35,800	ORIX Corp (a)		457,093
88,000	Oversea-Chinese Banking Corp Ltd (a)		758,086
969	Pargesa Holding SA (a)		65,968
595	Partners Group Holding AG (a)		146,940
4,070	Pohjola Bank PLC Class A (a)(c)		59,525
86,232	Prudential PLC (a)		1,399,231
39,655	QBE Insurance Group Ltd (a)		560,620
1,454	Raiffeisen Bank International AG (a)(c)		49,579
5,880	Ratos AB Class B (a)		62,225
47,978	Resolution Ltd (a)		199,238
61,500	Resona Holdings Inc (a)(c)		324,726
70,842	Royal Bank of Scotland Group PLC (a)(b)		297,583
124,873	RSA Insurance Group PLC (a)		221,228
13,896	Sampo Class A (a)		535,957
3,693	Schroders PLC (a)		118,572
5,427	SCOR SE (a)		156,118
26,143	Segro PLC REIT (a)		101,226
20,000	Seven Bank Ltd (a)(c)		64,398
52,000	Shinsei Bank Ltd (a)(c)		119,490
18,000	Shizuoka Bank Ltd (a)		203,192
29,000	Singapore Exchange Ltd (a)		180,660
96,800	Sino Land Co Ltd (a)		164,751

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Shares			Value

Financial — (continued)
46,796	Skandinaviska Enskilda Banken AB (a)(c)	$	470,617
23,764	Societe Generale SA Class A (a)(b)		782,384
5,400	Sony Financial Holdings Inc (a)		80,766
81,178	Standard Chartered PLC (a)		2,107,268
78,459	Standard Life PLC (a)		437,323
75,840	Stockland (a)		289,432
45,300	Sumitomo Mitsui Financial Group Inc (a)(c)(d)		1,858,426
103,860	Sumitomo Mitsui Trust Holdings Inc (a)		494,563
12,000	Sumitomo Realty & Development Co Ltd (a)		467,485
52,000	Sun Hung Kai Properties Ltd (a)		701,713
42,681	Suncorp Group Ltd (a)		526,750
7,000	Suruga Bank Ltd (a)		112,488
16,416	Svenska Handelsbanken AB Class A (a)(c)		702,131
26,742	Swedbank AB Class A (a)(c)		609,300
41,400	Swire Properties Ltd (a)(b)		147,241
1,071	Swiss Life Holding AG (a)		159,207
1,793	Swiss Prime Site AG (b)		145,151
11,908	Swiss Re AG (a)		969,812
20,100	T&D Holdings Inc (a)		240,737
23,500	Tokio Marine Holdings Inc (a)		679,864
15,000	Tokyu Land Corp (a)		141,544
736	Tryg A/S (a)		59,533
122,639	UBS AG (a)		1,885,847
3,126	Unibail-Rodamco SE REIT		728,086
133,930	UniCredit SpA (a)(b)		574,888
26,326	Unione di Banche Italiane SCPA (a)		97,520
42,000	United Overseas Bank Ltd (a)		692,410
16,000	UOL Group Ltd (a)		90,351
1,436	Vienna Insurance Group AG Wiener Versicherung Gruppe (a)		69,697
72,388	Westfield Group REIT (a)		820,159
97,146	Westfield Retail Trust REIT (a)		305,844
103,616	Westpac Banking Corp (a)		3,334,520
29,000	Wheelock & Co Ltd (a)		154,842
7,000	Yamaguchi Financial Group Inc (a)		69,902
4,971	Zurich Insurance Group AG (a)		1,387,653

			94,092,943

Industrial — 11.14%
74,108	ABB Ltd (a)		1,682,373
738	Acciona SA (a)(c)		40,406
4,390	ACS Actividades de Construccion y Servicios SA (a)(c)		102,858
5,100	Advantest Corp (a)(c)		72,189
892	Aeroports de Paris (a)		75,695
5,140	Aker Solutions ASA (a)		96,480
11,589	Alfa Laval AB (a)		267,534
11,750	ALS Ltd (a)		128,885
7,200	Alstom SA (a)		293,676
13,000	Amada Co Ltd (a)		86,468
40,218	Amcor Ltd (a)		389,652
2,417	Andritz AG (a)(c)		162,693

Shares			Value

Industrial — (continued)
17	AP Moeller - Maersk A/S Class A (a)	$	127,542
43	AP Moeller - Maersk A/S Class B (a)		337,488
35,000	Asahi Glass Co Ltd (a)		243,788
34,107	Asciano Ltd (a)		198,987
11,099	Assa Abloy AB Class B (a)		453,735
22,798	Atlas Copco AB Class A (a)(c)		648,684
12,689	Atlas Copco AB Class B (a)		321,492
33,365	Auckland International Airport Ltd (a)		82,339
62,778	Aurizon Holdings Ltd (a)		264,078
107,628	BAE Systems PLC (a)		646,054
22,996	Balfour Beatty PLC (a)		82,230
26,450	Boral Ltd (a)		135,765
6,428	Bouygues SA (a)		174,578
8,000	Brother Industries Ltd (a)		82,862
8,600	Casio Computer Co Ltd (a)		67,261
4,800	Central Japan Railway Co (a)		507,183
16,000	Cheung Kong Infrastructure Holdings Ltd (a)		109,951
6,000	Chiyoda Corp (a)(c)		67,244
13,202	Cie de St-Gobain (a)		490,238
37,364	Cobham PLC (a)		138,318
63,000	ComfortDelGro Corp Ltd (a)		97,214
24,070	CRH PLC (a)		531,504
8,100	Daikin Industries Ltd (a)		318,774
29,982	Deutsche Post AG (a)		691,920
6,249	DSV A/S (a)		151,227
11,400	East Japan Railway Co (a)(c)(d)		938,411
15,403	European Aeronautic Defence & Space Co NV (a)(c)		785,069
6,500	FANUC Corp (a)(d)		1,000,809
14,013	Ferrovial SA (a)		223,034
13,632	Finmeccanica SpA (a)(b)		65,761
22,621	Fletcher Building Ltd (a)		162,613
1,323	Fraport AG Frankfurt Airport Services Worldwide (a)		74,271
18,000	Fuji Electric Co Ltd (a)		52,937
15,100	FUJIFILM Holdings Corp (a)		299,526
18,000	Furukawa Electric Co Ltd (a)(b)(c)		39,893
1,268	Geberit AG (a)		312,656
18,621	Groupe Eurotunnel SA (a)		148,449
13,000	GS Yuasa Corp (a)		54,480
2,300	Hamamatsu Photonics KK (a)		91,238
37,000	Hankyu Hanshin Holdings Inc (a)		223,412
4,584	HeidelbergCement AG (a)		330,539
7,788	Hexagon AB Class B (a)		212,689
1,100	Hirose Electric Co Ltd (a)		145,166
3,600	Hitachi Construction Machinery Co Ltd (a)(c)		77,476
159,000	Hitachi Ltd (a)(d)		928,245
1,142	Hochtief AG (a)(b)		74,464
7,577	Holcim Ltd (a)		605,221
14,200	Hoya Corp (a)		267,794
174,000	Hutchison Port Holdings Trust (a)		148,460
4,300	Ibiden Co Ltd (a)		67,391
45,000	IHI Corp (a)		137,013
1,235	Imerys SA (a)		80,473
10,277	IMI PLC (a)		202,719

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Shares			Value

Industrial — (continued)
28,770	Invensys PLC (a)	$	154,040
15,505	James Hardie Industries PLC (a)		162,651
7,000	JGC Corp (a)		179,655
29,000	Kajima Corp (a)		78,815
8,000	Kamigumi Co Ltd (a)		73,612
47,000	Kawasaki Heavy Industries Ltd (a)		148,946
16,000	Keikyu Corp (a)(c)		167,137
19,000	Keio Corp (a)(c)		163,360
10,000	Keisei Electric Railway Co Ltd (a)		105,647
1,590	Keyence Corp (a)		488,510
3,000	Kinden Corp (a)		19,694
53,000	Kintetsu Corp (a)(c)		247,127
31,700	Komatsu Ltd (a)		758,177
5,177	Kone OYJ Class B (a)		408,191
16,000	Konica Minolta Inc (a)		117,332
2,484	Koninklijke Boskalis Westminster NV (a)		98,823
32,369	Koninklijke Philips Electronics NV (a)		957,704
2,337	Koninklijke Vopak NV (a)		140,984
37,000	Kubota Corp (a)		536,902
1,714	Kuehne + Nagel International AG (a)		187,131
3,400	Kurita Water Industries Ltd (a)(c)		75,499
5,100	Kyocera Corp (a)		467,938
6,207	Lafarge SA (a)		413,252
8,119	Legrand SA (a)		354,213
5,219	Leighton Holdings Ltd (a)		112,395
8,500	LIXIL Group Corp (a)		169,589
900	Mabuchi Motor Co Ltd (a)		48,673
3,700	Makita Corp (a)		164,952
1,487	MAN SE (a)		160,218
1,800	Maruichi Steel Tube Ltd (a)		42,000
27,405	Meggitt PLC (a)		205,009
38,763	Melrose Industries PLC (a)		156,932
4,216	Metso OYJ (a)(b)(c)		180,141
66,000	Mitsubishi Electric Corp (a)		536,907
101,000	Mitsubishi Heavy Industries Ltd (a)		584,332
34,000	Mitsui OSK Lines Ltd (a)(b)		112,509
49,000	MTR Corp Ltd (a)		195,005
6,700	Murata Manufacturing Co Ltd (a)		506,585
3,400	Nabtesco Corp (a)(c)		69,807
88,000	NEC Corp (a)(b)		234,949
3,700	Nidec Corp (a)(c)		221,793
11,100	Nikon Corp (a)(c)		261,474
12,000	Nippon Electric Glass Co Ltd (a)		59,918
29,000	Nippon Express Co Ltd (a)		139,049
50,000	Nippon Yusen KK (a)		128,870
15,000	NSK Ltd (a)		114,500
23,000	Obayashi Corp (a)		110,032
22,000	Odakyu Electric Railway Co Ltd (a)(c)		274,193
7,000	Olympus Corp (a)(b)		166,103
7,100	Omron Corp (a)		179,596
6,000	Orient Overseas International Ltd (a)		40,638
25,862	Orkla ASA (a)		207,890
6,578	Prysmian SpA (a)		135,716
25,190	Rexam PLC (a)		202,084
5,158	Rexel SA (a)(b)		112,626

Shares			Value

Industrial — (continued)
1,100	Rinnai Corp (a)	$	78,422
63,277	Rolls-Royce Holdings PLC (a)(b)		1,087,858
7,647	Safran SA (a)		341,296
33,253	Sandvik AB (a)		512,952
2,382	Schindler Holding AG (a)		346,600
17,752	Schneider Electric SA (a)		1,298,172
34,000	SembCorp Industries Ltd (a)		142,760
28,000	SembCorp Marine Ltd (a)(c)		100,456
19,000	Shimizu Corp (a)		62,343
28,148	Siemens AG (a)		3,034,326
69	Sika AG (a)		167,891
5,991	Sims Metal Management Ltd (a)		62,963
49,000	Singapore Technologies Engineering Ltd (a)		170,707
12,129	Skanska AB Class B (a)		219,649
12,756	SKF AB Class B (a)		311,694
1,800	SMC Corp (a)(c)		349,538
13,571	Smiths Group PLC (a)		259,708
820	Sulzer AG (a)		140,318
17,000	Sumitomo Heavy Industries Ltd (a)		67,506
10,263	Sydney Airport (a)		35,076
34,000	Taiheiyo Cement Corp (a)		81,658
35,000	Taisei Corp (a)		97,388
15,371	Tenaris SA (a)		313,034
2,842	Thales SA (a)		120,272
4,200	THK Co Ltd (a)		83,454
11,129	TNT Express NV (a)		81,618
35,000	Tobu Railway Co Ltd (a)		200,933
39,000	Tokyu Corp (a)		288,504
22,181	Toll Holdings Ltd (a)		137,448
133,000	Toshiba Corp (a)		678,231
9,000	TOTO Ltd (a)(c)		80,858
5,300	Toyo Seikan Group Holdings Ltd (a)		73,294
5,000	Ushio Inc (a)		51,186
3,418	Vallourec SA (a)		164,426
15,238	Vinci SA (a)		687,811
5,791	Wartsila OYJ Abp (a)		261,046
7,340	Weir Group PLC (a)		253,125
5,800	West Japan Railway Co (a)		279,040
6,606	WorleyParsons Ltd (a)		170,829
12,000	Yamato Holdings Co Ltd (a)		217,663
58,000	Yangzijiang Shipbuilding Holdings Ltd (a)(c)		45,588
7,000	Yaskawa Electric Corp (a)		70,534
5,700	Yokogawa Electric Corp (a)		57,206
4,492	Zardoya Otis SA (a)		60,216
1,144	Zodiac Aerospace (a)		133,359

			43,938,355

Technology — 2.25%
10,800	Amadeus IT Holding SA Class A (a)		292,768
46,834	ARM Holdings PLC (a)		659,548
5,700	ASM Pacific Technology Ltd (a)		62,749
10,674	ASML Holding NV (a)		718,959
1,782	AtoS (a)		122,794
38,200	Canon Inc (a)(d)		1,403,850

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Shares			Value

Technology — (continued)
5,157	Cap Gemini SA (a)	$	235,003
14,796	Computershare Ltd (a)		157,786
2,052	Dassault Systemes SA (a)		237,417
64,000	Fujitsu Ltd (a)		267,363
2,742	Gemalto NV (a)(b)		239,369
37,164	Infineon Technologies AG (a)		294,056
1,000	Itochu Techno-Solutions Corp (a)		49,508
3,500	Konami Corp (a)(c)		70,053
1,337	Mellanox Technologies Ltd (a)(b)		73,987
3,400	Nomura Research Institute Ltd (a)		87,805
42	NTT Data Corp (a)		138,686
1,100	Oracle Corp (a)		49,627
500	Otsuka Corp (a)		54,482
22,000	Ricoh Co Ltd (a)(c)		240,184
3,200	Rohm Co Ltd (a)		110,953
42,179	Sage Group PLC (a)		219,892
30,998	SAP AG (a)		2,493,090
20,456	STMicroelectronics NV (a)		158,034
3,200	Sumco Corp (a)		36,414
4,000	TDK Corp (a)(c)		140,582
5,800	Tokyo Electron Ltd (a)		247,453

			8,862,412

Utilities — 3.57%
17,799	AGL Energy Ltd (a)		294,630
175,854	Centrica PLC (a)		984,110
22,300	Chubu Electric Power Co Inc (a)(c)		271,595
10,000	Chugoku Electric Power Co Inc (a)		130,674
58,500	CLP Holdings Ltd (a)		512,833
13,652	Contact Energy Ltd (a)		65,134
60,875	E.ON SE (a)		1,065,178
64,781	EDP - Energias de Portugal SA (a)		199,634
4,100	Electric Power Development Co Ltd (a)		104,345
8,469	Electricite de France SA (a)		162,457
6,508	Enagas SA (a)		151,782
223,101	Enel SpA (a)		731,535
14,492	Fortum OYJ (a)		292,326
11,488	Gas Natural SDG SA (a)		203,855
44,910	GDF Suez (a)		862,766
5,600	Hokkaido Electric Power Co Inc (a)		57,273
5,900	Hokuriku Electric Power Co (a)		72,897
173,490	Hong Kong & China Gas Co Ltd (a)		506,869
159,501	Iberdrola SA (a)		745,649
23,800	Kansai Electric Power Co Inc (a)(b)		225,691
13,800	Kyushu Electric Power Co Inc (a)(b)		140,702
122,744	National Grid PLC (a)		1,425,330
36,320	Origin Energy Ltd (a)		505,482
65,000	Osaka Gas Co Ltd (a)(c)		284,250
46,000	Power Assets Holdings Ltd (a)		434,748
3,569	Red Electrica Corp SA (a)		179,740
17,275	RWE AG (a)		643,381
7,615	Severn Trent PLC (a)		198,314
5,300	Shikoku Electric Power Co Inc (a)		75,540
55,211	Snam SpA (a)		252,216
51,378	SP AusNet (a)		64,113
31,680	SSE PLC (a)		715,690
10,007	Suez Environnement Co (a)		127,601

Shares			Value

Utilities — (continued)
44,419	Terna Rete Elettrica Nazionale SpA (a)	$	184,365
14,000	Toho Gas Co Ltd (a)(c)		89,193
15,700	Tohoku Electric Power Co Inc (a)(b)		125,225
45,400	Tokyo Electric Power Co Inc (a)(b)		112,800
82,000	Tokyo Gas Co Ltd (a)		443,254
22,292	United Utilities Group PLC (a)		240,071
11,981	Veolia Environnement SA (a)		151,817
2,126	Verbund AG (a)		46,193

			14,081,258

TOTAL COMMON STOCK — 97.05% (Cost $359,537,388)		$	382,651,308

PREFERRED STOCK
Consumer, Cyclical — 0.28%
1,729	Bayerische Motoren Werke AG (a)		110,685
4,890	Volkswagen AG (a)		973,955

			1,084,640

Consumer, Non-cyclical — 0.14%
5,907	Henkel AG & Co KGaA (a)		569,088

TOTAL PREFERRED STOCK — 0.42% (Cost $1,398,564)		$	1,653,728

RIGHTS
Financial — 0.00% (e)
38,200	CaixaBank		2,595

TOTAL RIGHTS — 0.00%(e) (Cost $3,222)		$	2,595

Principal Amount

SHORT TERM INVESTMENTS
U.S. Government Agency Obligations — 1.62%
$6,378,000	Federal Home Loan Bank 0.00%, 04/01/2013		6,378,000

U.S. Treasury Obligations — 0.17%
680,000	U.S. Treasury Bills (f) 0.09%, 06/13/2013		679,875

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Principal Amount			Value

Short Term Investments— (continued)
Reverse Repurchase Agreements — 5.74%
$5,373,785	Undivided interest of 6.17% in a reverse repurchase agreement (principal amount/value $87,318,979 with a maturity value of $87,320,919) with Citigroup Global Markets Inc, 0.20%, dated 3/28/13, to be repurchased at $5,373,785 on 4/1/13, collateralized by U.S. Treasury Securities and various U.S. Government Agency Securities, 0.00% - 6.00%, 3/31/13 - 3/15/53, with a value of $89,065,387.	$	5,373,785

5,373,786	Undivided interest of 6.17% in a reverse repurchase agreement (principal amount/value $87,318,979 with a maturity value of $87,321,113) with RBC Capital Markets Corp, 0.22%, dated 3/28/13, to be repurchased at $5,373,786 on 4/1/13, collateralized by various U.S. Government Agency Securities, 2.50% - 4.00%, 7/1/27 - 4/1/43, with a value of $89,065,361.		5,373,786

1,131,250	Undivided interest of 6.46% in a reverse repurchase agreement (principal amount/value $17,567,939 with a maturity value of $17,568,251) with BNP Paribas Securities Corp, 0.16%, dated 3/28/13, to be repurchased at $1,131,250 on 4/1/13, collateralized by a U.S. Treasury Security, 2.25%, 5/31/14, with a value of $17,919,299.		1,131,250

Principal Amount			Value

Short Term Investments— (continued)
$5,373,785	Undivided interest of 6.46% in a reverse repurchase agreement (principal amount/value $83,454,503 with a maturity value of $83,456,172) with HSBC Securities (USA) Inc, 0.18%, dated 3/28/13, to be repurchased at $5,373,785 on 4/1/13, collateralized by various U.S. Government Agency Securities, 0.00% - 8.13%, 1/30/14 - 7/15/36, with a value of $85,124,231.	$	5,373,785

5,373,785	Undivided interest of 6.46% in a reverse repurchase agreement (principal amount/value $83,454,503 with a maturity value of $83,456,358) with Merrill Lynch, Pierce, Fenner & Smith, 0.20%, dated 3/28/13, to be repurchased at $5,373,785 on 4/1/13, collateralized by various U.S. Government Agency Securities, 0.00% - 6.50%, 4/25/13 - 1/1/47, with a value of $85,123,620.		5,373,785

			22,626,391

TOTAL SHORT TERM INVESTMENTS — 7.53% (Cost $29,684,266)		$	29,684,266

TOTAL INVESTMENTS — 105.00% (Cost $390,623,440)		$	413,991,897

OTHER ASSETS & LIABILITIES, NET — (5.00)%		$	(19,702,329)

TOTAL NET ASSETS — 100.00%		$	394,289,568

(a)	Foreign security is fair valued under procedures adopted by the Board of Directors.
(b)	Non-income producing security.
(c)	A portion or all of the security is on loan at March 28, 2013.
(d)	All or a portion of the security position has been pledged as collateral to cover segregation requirements on open futures contracts.
(e)	Represents less than 0.005% of net assets.
(f)	All or a portion of the security has been segregated to cover initial margin requirements on open future contracts.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

At March 28, 2013, the Fund held the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)

DJ EURO STOXX 50 Index Long Futures	96	EUR	2,451,840	June 2013	$ (64,757)

FTSE 100 Equity Index Long Futures	32	GBP	2,032,320	June 2013	(9,681)

SFE SPI 200 Equity Index Long Futures	7	AUD	869,225	June 2013	(8,940)

TSE TOPIX Equity Index Long Futures	15	JPY	156,075,000	June 2013	4,273

			Net Depreciation		$ (79,105)

At March 28, 2013, the Fund held the following forward foreign currency contracts:

Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
CIT	AUD	483,963	USD	500,421	June 2013	$ 342
CS	AUD	501,200	USD	517,689	June 2013	910
DB	AUD	938,851	USD	960,768	June 2013	10,675
CIT	EUR	1,008,333	USD	1,300,840	June 2013	(7,516)
CS	EUR	1,067,000	USD	1,377,823	June 2013	(9,250)
DB	EUR	2,352,736	USD	3,046,301	June 2013	(28,598)
BNP	GBP	1,760,441	USD	2,625,847	June 2013	47,903
CIT	GBP	796,242	USD	1,198,477	June 2013	10,852
CS	GBP	955,600	USD	1,446,986	June 2013	4,375
CIT	JPY	89,771,478	USD	943,916	June 2013	10,281
CS	JPY	51,835,000	USD	556,311	June 2013	(5,347)
WES	JPY	170,807,337	USD	1,781,269	June 2013	34,273
CIT	USD	1,935,453	JPY	183,870,000	June 2013	(18,935)
CS	USD	2,999,578	GBP	1,983,100	June 2013	(12,346)
CS	USD	1,033,125	AUD	1,001,200	June 2013	(2,831)
CS	USD	3,012,837	EUR	2,325,000	June 2013	30,709

				Net Appreciation		$ 65,497

Currency Abbreviations:
AUD	Australian Dollar
EUR	Euro Dollar
GBP	British Pound Sterling
JPY	Japanese Yen
USD	U.S. Dollar

Counterparty Abbreviations:
CS	Credit Suisse Group AG
BNP	Banque Nationale de Paris
DB	Deutsche Bank
CIT	Citigroup, Inc
WES	Westpac

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Summary of Investments by Country as of March 28, 2013.

Country		Value	Percentage of Fund Investments
Australia		$35,259,373	8.52%
Austria		1,036,177	0.25
Belgium		4,637,160	1.12
Bermuda		426,278	0.10
China		45,588	0.01
Denmark		4,380,915	1.06
Finland		2,905,274	0.70
France		34,392,217	8.31
Germany		32,164,571	7.77
Greece		245,984	0.06
Guernsey		199,238	0.05
Hong Kong		12,190,539	2.95
Ireland		2,327,377	0.56
Israel		2,068,287	0.50
Italy		7,068,165	1.71
Japan		82,101,541	19.83
Jersey		245,392	0.06
Luxembourg		1,240,173	0.30
Mexico		123,203	0.03
Netherlands		16,609,580	4.01
New Zealand		495,686	0.12
Norway		2,751,791	0.67
Portugal		639,351	0.15
Singapore		6,601,410	1.60
Spain		10,481,202	2.53
Sweden		12,337,087	2.98
Switzerland		37,647,248	9.09
United Kingdom		73,623,861	17.78
United States		29,747,229	7.18

Total	$	413,991,897	100.00%

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Notes to Schedule of Investments

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-four funds. Interests in the Great-West International Index Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the MSCI EAFE Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Fund is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Managers of GWCM, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

  March 28, 2013

Class	Inputs

Equity Investments:
Domestic Common Stock	Exchange traded close or bid price.

Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Preferred Stock

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.

Rights	Exchange traded close price, bids, evaluated bids.

Short Term Investments	Maturity date and credit quality.

Derivative Investments:
Futures Contracts	Exchange traded close price.

Forward Foreign Currency Contracts	Foreign currency spot and forward rates.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. For this Fund, Level 2 securities include certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of March 28, 2013, the inputs used to value the Fund’s investments are detailed in the following table.

		Level 1		Level 2		Level 3		Total
Assets
Equity Investments: (a)
Domestic Common Stock	$	—	$	62,963	$	—	$	62,963
Foreign Common Stock		2,322,881		380,265,464		—		382,588,345
Preferred Stock		—		1,653,728		—		1,653,728
Rights		—		2,595		—		2,595
Short Term Investments(a)		—		29,684,266		—		29,684,266
Derivative Investments: (b)
Forward Foreign Currency Contracts		—		150,320		—		150,320
Futures Contracts		4,273		—		—		4,273
Liabilities
Derivative Investments: (b)
Forward Foreign Currency Contracts		—		84,823		—		84,823
Futures Contracts		83,378		—		—		83,378

Total Investments	$	2,243,776	$	411,734,513	$	0	$	413,978,289

  March 28, 2013

(a)	Further breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments.

(b)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security’s unrealized appreciation/(depreciation), which represents the change in the contract’s value from trade date.

Risk Factors

Investing in the Fund may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Fund. These events may have adverse effects on the Fund such as a decline in the value and liquidity of many securities held by the Fund, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Fund’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Fund to be subject to larger short-term declines in value.

The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Foreign Currency Translations and Transactions

The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Financial Futures Contracts

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

Forward Foreign Currency Contracts

A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. Upon closing of such contract there is a gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars. Risks arise from the possible inability of

  March 28, 2013

counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

Reverse Repurchase Agreements

The Fund may engage in reverse repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a reverse repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A reverse repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in reverse repurchase agreement transactions and/or hold reverse repurchase agreement positions as a form of security lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection.

Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal and Colorado tax returns remain open for the fiscal years ended 2011 and 2012.

Application of Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund adopted ASU No. 2011-11 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2011-11 did not have an impact on the Fund’s financial position or the results of its operations.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At March 28, 2013, the U.S. Federal income tax cost basis was $391,274,895. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $48,397,322 and gross depreciation of securities in which there was an excess of tax cost over value of $25,680,320 resulting in net appreciation of $22,717,002.

  March 28, 2013

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 165 futures contracts for the reporting period.

The Fund captures potential returns from changes in international exchange rates or reduces the risk of undesired currency exposure by entering into forward foreign currency contracts. The Fund uses forward foreign currency contracts when it is determined that it is more cost or tax efficient to use derivative instruments rather than investing directly in the underlying bond or currency market. The Fund held an average notional value of $63,661,546 on forward foreign currency contracts for the reporting period.

4. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of March 28, 2013 the Fund had securities on loan valued at $21,468,606 and received collateral of $22,626,391 for such loan which was invested in reverse repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The reverse repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

  March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST INVESCO ADR FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Shares			Value

COMMON STOCK
Basic Materials — 11.45%
6,274	Barrick Gold Corp	$	184,456
4,810	BHP Billiton Ltd Sponsored ADR (a)		329,148
5,741	Eurasian Natural Resources Corp PLC ADR		11,482
7,160	JSR Corp Sponsored ADR (a)		146,216
312	KGHM Polska Miedz SA (b)		15,121
3,254	Magnitogorsk Iron & Steel Works GDR (b)		11,194
6,379	Nitto Denko Corp Sponsored ADR		191,434
262	POSCO ADR (a)(c)		19,312
4,510	Rio Tinto PLC Sponsored ADR		212,331
21,568	Salzgitter AG Sponsored ADR		84,978
616	Sasol Ltd Sponsored ADR		27,313
10,587	Shin-Etsu Chemical Co Ltd Sponsored ADR (a)		174,685
1,522	Vale SA Sponsored ADR		26,315
7,771	Yara International ASA ADR		354,358

			1,788,343

Communications — 11.07%
1,220	America Movil SAB de CV ADR Class L		25,571
905	China Mobile Ltd Sponsored ADR		48,083
10,700	Dena Co Ltd (a)(b)		291,751
6,576	Nippon Telegraph & Telephone Corp ADR		142,962
9,307	NTT DOCOMO Inc Sponsored ADR (a)		138,395
1,035	Sistema JSFC GDR (a)(b)		19,036
842	SK Telecom Co Ltd ADR		15,047
9,790	Swisscom AG Sponsored ADR		453,473
12,006	TDC A/S (b)		92,409
858	Telefonica Brasil SA ADR		22,891
13,909	Telefonica SA Sponsored ADR		187,911
301	Telekomunikasi Indonesia Persero Tbk PT Sponsored ADR		13,569
11,783	Telstra Corp Ltd ADR		277,725

			1,728,823

Consumer, Cyclical — 11.44%
13,948	Cie Generale des Etablissements Michelin Sponsored ADR		232,792
8,291	Deutsche Lufthansa AG Sponsored ADR		162,006
79	Hyundai Department Store Co Ltd (b)		11,619
126	Hyundai Mobis (b)		35,371
5,403	Mitsubishi Corp Sponsored ADR		202,775
16,031	Nissan Motor Co Ltd Sponsored ADR		307,795
36,232	Porsche Automobil Holding SE Sponsored ADR		263,407
1,771	Steinhoff International Holdings Ltd Sponsored ADR		24,139
1,030	Tata Motors Ltd Sponsored ADR		25,142

Shares			Value

Consumer, Cyclical — (continued)
2,526	Toyota Motor Corp Sponsored ADR	$	259,269
5,720	Yamada Denki Co Ltd (a)(b)		262,437

			1,786,752

Consumer, Non-cyclical — 16.71%
2,632	Actelion Ltd (b)		143,117
16,000	Asahi Group Holdings Ltd (b)		382,602
3,879	AstraZeneca PLC Sponsored ADR		193,872
1,530	China Agri-Industries Holdings Ltd ADR (a)		15,807
1,608	First Pacific Co Ltd/Hong Kong Sponsored ADR (c)		10,934
6,431	GlaxoSmithKline PLC Sponsored ADR		301,678
5,762	Imperial Tobacco Group PLC ADR		403,340
399	KT&G Corp		27,076
8,769	Sanofi ADR		447,921
3,419	Seven & I Holdings Co Ltd Sponsored ADR (a)		225,791
12,947	Tesco PLC Sponsored ADR (c)		226,184
459	Tiger Brands Ltd Sponsored ADR		14,757
7,000	Toyo Suisan Kaisha Ltd (b)		216,085

			2,609,164

Energy — 9.05%
163	CNOOC Ltd ADR		31,214
2,675	Dragon Oil PLC		26,399
5,585	Eni SpA Sponsored ADR		250,711
1,825	Gazprom OAO Sponsored ADR (b)		15,597
1,666	Petroleo Brasileiro SA ADR		27,606
1,900	PTT PCL (b)		21,076
3,769	Rosneft OAO GDR (b)		28,805
5,432	Royal Dutch Shell PLC ADR		362,966
5,198	Statoil ASA Sponsored ADR		127,975
5,982	Suncor Energy Inc		179,520
7,097	Total SA Sponsored ADR		340,514

			1,412,383

Financial — 24.74%
8,065	Asya Katilim Bankasi AS ADR (c)		21,304
9,571	Australia & New Zealand Banking Group Ltd Sponsored ADR		286,843
1,805	Banco do Brasil SA Sponsored ADR		24,692
2,900	Bangkok Bank PCL NVDR (b)		22,067
368	Bank Rakyat Indonesia Persero Tbk PT ADR (a)		6,716
18,891	Barclays PLC Sponsored ADR		335,504
7,460	BNP Paribas SA ADR (a)		193,139
12,943	Cheung Kong Holdings Ltd Sponsored ADR		191,297
1,984	China Construction Bank Corp Sponsored ADR		32,280

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST INVESCO ADR FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Shares			Value

Financial — (continued)
8,294	Credit Suisse Group AG Sponsored ADR (c)	$	217,303
21,738	Danske Bank A/S Sponsored ADR (c)		195,207
600	Dongbu Insurance Co Ltd (b)(c)		25,654
30,928	Henderson Land Development Co Ltd Sponsored ADR		211,857
20,000	KWG Property Holding Ltd (b)		12,566
7,355	Macquarie Group Ltd ADR (a)		284,786
66,679	Mitsubishi UFJ Financial Group Inc ADR		400,074
7,210	Muenchener Rueckversicherungs AG Sponsored ADR (a)		135,332
5,900	PDG Realty SA Empreendimentos e Participacoes		9,197
1,904	Sberbank of Russia Sponsored ADR (c)		24,276
674	Shinhan Financial Group Co Ltd (b)		24,259
1,225	Standard Bank Group Ltd Sponsored ADR		16,011
13,271	Standard Chartered PLC (b)		344,497
24,533	Suncorp Group Ltd Sponsored ADR (a)		300,775
1,719	Toronto-Dominion Bank		143,141
14,430	Zurich Insurance Group AG ADR (a)		404,329

			3,863,106

Industrial — 8.36%
10,656	ABB Ltd Sponsored ADR		242,531
8,855	Bouygues SA (b)		240,492
1,192	China Communications Construction Co Ltd Sponsored ADR		22,112
13,679	East Japan Railway Co Sponsored ADR		186,034
4,436	Hon Hai Precision Industry Co Ltd GDR (c)		24,537
184	Hyundai Mipo Dockyard (b)		19,283
6,118	Komatsu Ltd Sponsored ADR		145,364
15,365	Nippon Yusen KK Sponsored ADR		77,901
1,000	TPK Holding Co Ltd (b)(c)		20,020
15,000	Unimicron Technology Corp (b)		15,479
269	United Tractors Tbk PT Sponsored ADR (c)		10,128
31,355	Vallourec SA Sponsored ADR (a)		301,321

			1,305,202

Technology — 0.46%
8,400	Powertech Technology Inc (b)		14,158
32	Samsung Electronics Co Ltd (b)		43,617
12,700	Wistron Corp (b)		13,938

			71,713

Shares			Value

Utilities — 2.83%
500	Cia de Saneamento de Minas Gerais-COPASA	$	12,119
1,404	Cia Paranaense de Energia Sponsored ADR		21,720
7,549	Iberdrola SA Sponsored ADR		141,695
4,587	National Grid PLC Sponsored ADR		266,092

			441,626

TOTAL COMMON STOCK — 96.11% (Cost $13,249,080)		$	15,007,112

Principal Amount

SHORT TERM INVESTMENTS
U.S. Government Agency— 1.58%
$247,000	Federal Home Loan Bank 0.00%, 04/01/2013		247,000

Reverse Repurchase Agreements — 8.11%
300,873	Undivided interest of 0.35% in a reverse repurchase agreement (principal amount/value $87,318,979 with a maturity value of $87,320,919) with Citigroup Global Markets Inc, 0.20%, dated 3/28/13, to be repurchased at $300,873 on 4/1/13, collateralized by U.S. Treasury Securities and various U.S. Government Agency Securities, 0.00% - 6.00%, 3/31/13 - 3/15/53, with a value of $89,065,387.		300,873

300,875	Undivided interest of 0.35% in a reverse repurchase agreement (principal amount/value $87,318,979 with a maturity value of $87,321,113) with RBC Capital Markets Corp, 0.22%, dated 3/28/13, to be repurchased at $300,875 on 4/1/13, collateralized by various U.S. Government Agency Securities, 2.50% - 4.00%, 7/1/27 - 4/1/43, with a value of $89,065,361.		300,875

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST INVESCO ADR FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Principal Amount			Value

Short Term Investments— (continued)
$63,338	Undivided interest of 0.36% in a reverse repurchase agreement (principal amount/value $17,567,939 with a maturity value of $17,568,251) with BNP Paribas Securities Corp, 0.16%, dated 3/28/13, to be repurchased at $63,338 on 4/1/13, collateralized by a U.S. Treasury Security, 2.25%, 5/31/14, with a value of $17,919,299.	$	63,338

300,873	Undivided interest of 0.36% in a reverse repurchase agreement (principal amount/value $83,454,503 with a maturity value of $83,456,172) with HSBC Securities (USA) Inc, 0.18%, dated 3/28/13, to be repurchased at $300,873 on 4/1/13, collateralized by various U.S. Government Agency Securities, 0.00% - 8.13%, 1/30/14 - 7/15/36, with a value of $85,124,231.		300,873

Principal Amount			Value

Short Term Investments— (continued)
$300,873	Undivided interest of 0.36% in a reverse repurchase agreement (principal amount/value $83,454,503 with a maturity value of $83,456,358) with Merrill Lynch, Pierce, Fenner & Smith, 0.20%, dated 3/28/13, to be repurchased at $300,873 on 4/1/13, collateralized by various U.S. Government Agency Securities, 0.00% - 6.50%, 4/25/13 - 1/1/47, with a value of $85,123,620.	$	300,873

			1,266,832

TOTAL SHORT TERM INVESTMENTS — 9.69% (Cost $1,513,832)		$	1,513,832

TOTAL INVESTMENTS — 105.80% (Cost $14,762,912)		$	16,520,944

OTHER ASSETS & LIABILITIES, NET — (5.80)%		$	(906,220)

TOTAL NET ASSETS — 100.00%		$	15,614,724

(a)	A portion or all of the security is on loan at March 28, 2013.
(b)	Foreign security is fair valued under procedures adopted by the Board of Directors.
(c)	Non-income producing security.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depository Receipt

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST INVESCO ADR FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Summary of Investments by Country as of March 28, 2013.

Country	Value	Percentage of Fund Investments

Australia	$1,479,277	8.95%
Brazil	144,540	0.88
Canada	507,117	3.07
China	133,689	0.81
Denmark	287,616	1.74
France	1,756,179	10.63
Germany	645,723	3.91
Hong Kong	442,461	2.68
India	25,142	0.15
Indonesia	30,413	0.18
Italy	250,711	1.52
Japan	3,751,570	22.71
Mexico	25,571	0.15
Netherlands	362,966	2.20
Norway	482,333	2.92
Poland	15,121	0.09
Russia	98,908	0.60
South Africa	82,220	0.50
South Korea	221,238	1.34
Spain	329,606	2.00
Switzerland	1,460,753	8.84
Taiwan	88,132	0.53
Thailand	43,143	0.26
Turkey	21,304	0.13
United Arab Emirates	26,399	0.16
United Kingdom	2,294,980	13.89
United States	1,513,832	9.16

Total	$16,520,944	100.00%

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST INVESCO ADR FUND

Notes to Schedule of Investments

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-four funds. Interests in the Great-West Invesco ADR Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek high total return through capital appreciation and current income, while reducing risk through diversification. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Fund is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

  March 28, 2013

Depositary Receipts	Exchange traded close price, bids, evaluated bids, open and close price of underlying security. Includes currency exchange rates against U.S. Dollar and Depositary Receipt conversion factor.

Short Term Investments	Maturity date and credit quality.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. For this Fund, Level 2 securities include certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of March 28, 2013, the inputs used to value the Fund’s investments are detailed in the following table. The Fund recognizes transfers between levels as of the beginning of the reporting period.

	Level 1	Level 2	Level 3	Total
Assets
Equity Investments:(a)
Foreign Common Stock and Depositary Receipts	$5,642,848	$9,364,264	$—	$15,007,112
Short Term Investments (a)	—	1,513,832	—	1,513,832

Total Investments	$5,642,848	$10,878,096	$0	$16,520,944

(a)	Further breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments.

Risk Factors

Investing in the Fund may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Fund. These events may have adverse effects on the Fund such as a decline in the value and liquidity of many securities held by the Fund, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Fund’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Fund to be subject to larger short-term declines in value.

The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

  March 28, 2013

Foreign Currency Translations and Transactions

The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Reverse Repurchase Agreements

The Fund may engage in reverse repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a reverse repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A reverse repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in reverse repurchase agreement transactions and/or hold reverse repurchase agreement positions as a form of security lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2009 through 2012. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

  March 28, 2013

Application of Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund adopted ASU No. 2011-11 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2011-11 did not have an impact on the Fund’s financial position or the results of its operations.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At March 28, 2013, the U.S. Federal income tax cost basis was $15,060,334. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $1,983,983 and gross depreciation of securities in which there was an excess of tax cost over value of $523,373 resulting in net appreciation of $1,460,610.

3. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of March 28, 2013 the Fund had securities on loan valued at $1,223,171 and received collateral of $1,266,832 for such loan which was invested in reverse repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The reverse repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

  March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST INVESCO SMALL CAP VALUE FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Shares			Value

COMMON STOCK
Basic Materials — 3.56%
1,400	American Pacific Corp (a)	$	32,354
34,600	Chemtura Corp (a)		747,706
24,700	Commercial Metals Co		391,495
26,700	Golden Star Resources Ltd (a)		42,720
3,600	Material Sciences Corp (a)(b)		38,880
16,600	Minerals Technologies Inc		689,066
9,100	PH Glatfelter Co		212,758
17,900	Resolute Forest Products (a)(b)		289,622

			2,444,601

Communications — 4.18%
12,300	AOL Inc		473,427
5,600	Arris Group Inc (a)		96,152
101,800	Aviat Networks Inc (a)		343,066
13,100	Aware Inc (b)		60,653
29,000	Comtech Telecommunications Corp		704,120
4,200	Fairpoint Communications Inc (a)(b)		31,374
4,800	Global Sources Ltd (a)		36,288
32,200	IDT Corp Class B		388,332
1,500	Nexstar Broadcasting Group Inc Class A		27,000
1,500	Reis Inc (a)		23,310
10,800	Scholastic Corp		287,820
7,400	Sohu.com Inc (a)(b)		367,114
4,900	Telenav Inc (a)		31,605

			2,870,261

Consumer, Cyclical — 10.41%
30,200	Brown Shoe Co Inc		483,200
23,000	Build-A-Bear Workshop Inc (a)		123,970
6,200	China Automotive Systems Inc (a)(b)		29,822
5,300	Dillard’s Inc Class A		416,315
1,700	Hooker Furniture Corp		27,098
37,700	Iconix Brand Group Inc (a)		975,299
49,400	Kimball International Inc Class B		447,564
24,700	Lakes Entertainment Inc (a)		71,630
20,200	Marriott Vacations Worldwide Corp (a)		866,782
11,200	Multimedia Games Holding Co Inc (a)		233,744
700	Nathan’s Famous Inc (a)		29,575
30,200	Nautilus Inc (a)		220,460
28,100	Office Depot Inc (a)		110,433
10,900	Oshkosh Corp (a)		463,141
32,000	PetMed Express Inc (b)		429,280
8,000	Red Robin Gourmet Burgers Inc (a)		364,800
31,200	Skechers U.S.A. Inc Class A (a)		659,880
51,500	SkyWest Inc		826,575
6,500	Visteon Corp (a)		375,050

			7,154,618

Consumer, Non-cyclical — 12.55%
14,400	Addus HomeCare Corp (a)		189,936

Shares			Value

Consumer, Non-cyclical — (continued)
7,300	Ascent Capital Group Inc Class A (a)	$	543,412
16,100	Barrett Business Services Inc		847,826
6,900	Cal-Maine Foods Inc		293,664
3,100	Capella Education Co (a)		96,534
41,400	CardioNet Inc (a)		100,602
53,300	Convergys Corp		907,699
16,400	CoreLogic Inc (a)		424,104
6,900	CSS Industries Inc		179,193
27,500	Cumberland Pharmaceuticals Inc (a)(b)		136,950
20,700	Endocyte Inc (a)		257,715
12,700	Feihe International Inc (a)(b)		92,075
7,000	Isis Pharmaceuticals Inc (a)(b)		118,580
7,800	John B Sanfilippo & Son Inc		155,844
1,400	Lender Processing Services Inc		35,644
50,100	Maxygen Inc		120,741
2,800	Momenta Pharmaceuticals Inc (a)		37,352
45,000	Pacific Biosciences of California Inc (a)		112,050
36,600	PHH Corp (a)		803,736
6,200	QC Holdings Inc		19,902
22,800	Quad/Graphics Inc (b)		545,832
3,700	Resources Connection Inc		46,990
84,400	RTI Biologics Inc (a)		332,536
37,100	Santarus Inc (a)		642,943
36,000	Select Medical Holdings Corp		324,000
3,200	SurModics Inc (a)		87,200
14,100	Targacept Inc (a)		60,348
9,100	Tree.com Inc		168,259
3,800	United Therapeutics Corp (a)		231,306
8,600	Universal Corp (b)		481,944
8,100	Viad Corp		224,046

			8,618,963

Diversified — 1.07%
89,100	Harbinger Group Inc (a)		735,966

Energy — 5.34%
11,000	CVR Energy Inc		567,820
8,800	Delek US Holdings Inc		347,248
18,600	EPL Oil & Gas Inc (a)		498,666
29,900	Exterran Holdings Inc (a)		807,300
14,800	Hercules Offshore Inc (a)		109,816
14,200	REX American Resources Corp (a)		314,104
6,900	TGC Industries Inc		68,310
41,900	Vaalco Energy Inc (a)		318,021
14,500	W&T Offshore Inc (b)		205,900
12,100	Western Refining Inc (b)		428,461

			3,665,646

Financial — 35.66%
17,300	Access National Corp		283,720
14,000	American Assets Trust Inc REIT (a)		448,140
11,900	Apollo Investment Corp		99,484
49,600	Arbor Realty Trust Inc REIT		388,864
2,700	Asta Funding Inc		25,920

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST INVESCO SMALL CAP VALUE FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Shares			Value

Financial — (continued)
6,870	Atlanticus Holdings Corp (a)(b)	$	25,213
500	Bancfirst Corp		20,850
22,800	Banco Latinoamericano de Comercio Exterior SA		564,072
11,400	CapitalSource Inc		109,668
19,600	Cardinal Financial Corp		356,328
119,900	Cedar Realty Trust Inc REIT		732,589
17,800	Center Bancorp Inc		221,254
8,300	Central Pacific Financial Corp (a)		130,310
700	Century Bancorp Inc Class A		23,737
11,900	Citizens & Northern Corp		232,050
19,300	Crawford & Co Class B		146,487
24,800	Extra Space Storage Inc REIT		973,896
2,300	Farmers Capital Bank Corp (a)		43,240
40,200	First American Financial Corp		1,027,914
1,300	First Community Bancshares Inc		20,605
10,500	First Defiance Financial Corp		244,860
10,600	First Financial Bankshares Inc (b)		515,160
37,700	First Merchants Corp		583,219
22,700	Flagstar Bancorp Inc (a)		316,211
3,200	Fortegra Financial Corp (a)		28,032
7,900	Gain Capital Holdings Inc		35,234
28,200	Hanmi Financial Corp (a)		451,200
2,700	Heartland Financial USA Inc		68,229
56,800	Hilltop Holdings Inc (a)		766,232
15,700	Homeowners Choice Inc (b)		427,825
6,900	Horizon Bancorp (b)		139,449
15,400	Imperial Holdings Inc (a)		62,370
32,600	Kite Realty Group Trust REIT		219,724
19,100	Lakeland Financial Corp		509,779
10,700	MainSource Financial Group Inc		150,228
54,700	Monmouth Real Estate Investment Corp REIT Class A		609,905
47,100	National Financial Partners Corp (a)		1,056,453
71,600	National Penn Bancshares Inc		765,404
2,100	Nelnet Inc Class A		70,980
4,000	NGP Capital Resources Co		28,440
19,100	One Liberty Properties Inc REIT		414,852
3,200	Pacific Mercantile Bancorp (a)		18,720
45,400	Parkway Properties Inc REIT		842,170
16,800	Peoples Bancorp Inc		376,152
4,400	Phoenix Cos Inc (a)		135,388
13,300	Popular Inc (a)		367,213
1,700	Potlatch Corp REIT		77,962
2,100	Preferred Bank (a)		33,138
9,300	PrivateBancorp Inc		175,863
78,400	Prospect Capital Corp		855,344
10,800	Protective Life Corp		386,640
10,800	Provident Financial Holdings Inc		183,708
3,200	Pulaski Financial Corp		33,824
20,800	Ramco-Gershenson Properties Trust REIT		349,440
45,000	Redwood Trust Inc REIT		1,043,100
18,800	Republic Bancorp Inc		425,632
31,100	Sabra Health Care REIT Inc REIT		902,211
15,500	Security National Financial Corp (a)(b)		111,290
25,600	Southwest Bancorp Inc (a)		321,536
14,600	Sovran Self Storage Inc REIT		941,554

Shares			Value

Financial — (continued)
31,100	STAG Industrial Inc REIT	$	661,497
9,100	Stewart Information Services Corp (b)		231,777
15,800	Suffolk Bancorp (a)		224,992
2,600	Symetra Financial Corp		34,866
3,300	Taylor Capital Group Inc (a)		52,767
14,600	THL Credit Inc		218,708
14,100	United Fire Group Inc		359,127
12,700	Walter Investment Management Corp (a)		473,075
6,200	Washington Federal Inc		108,500
5,500	Washington Trust Bancorp Inc		150,590
24,200	West Bancorporation Inc		268,620
117,900	Wilshire Bancorp Inc (a)		799,362

			24,502,893

Industrial — 11.83%
5,800	Advanced Energy Industries Inc (a)		106,140
4,700	Alliant Techsystems Inc		340,421
22,900	Argan Inc		341,439
22,600	Ballantyne Strong Inc (a)		95,598
1,600	Bel Fuse Inc Class B		24,976
3,400	EMCOR Group Inc		144,126
4,500	EnerSys Inc (a)		205,110
13,700	FreightCar America Inc		298,934
67,200	GenCorp Inc (a)(b)		893,760
12,700	Headwaters Inc (a)		138,430
15,000	Kadant Inc (a)		375,000
12,000	LB Foster Co		531,480
47,600	Lihua International Inc (a)(b)		243,712
1,200	Lindsay Corp (b)		105,816
26,700	LoJack Corp (a)		83,304
53,100	Louisiana-Pacific Corp (a)		1,146,960
14,100	Movado Group Inc		472,632
2,000	Mueller Industries Inc		106,580
5,300	NACCO Industries Inc		282,808
8,600	RTI International Metals Inc (a)		272,534
2,800	Swift Transportation Co (a)		39,704
58,300	Taser International Inc (a)		463,485
16,300	Terex Corp (a)		561,046
22,600	TRC Cos Inc (a)		145,770
26,800	USG Corp (a)(b)		708,592

			8,128,357

Technology — 9.27%
26,800	Acxiom Corp (a)		546,720
34,800	Agilysys Inc (a)		345,912
63,600	Brocade Communications Systems Inc (a)		366,972
29,400	Cadence Design Systems Inc (a)		409,542
900	CSG Systems International Inc (a)		19,071
10,100	Digital River Inc (a)		142,814
5,300	DST Systems Inc		377,731
5,300	Exar Corp (a)		55,650
30,900	First Solar Inc (a)(b)		833,064
89,400	FormFactor Inc (a)		420,180
30,000	Imation Corp (a)		114,600
18,800	Kulicke & Soffa Industries Inc (a)		217,328

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST INVESCO SMALL CAP VALUE FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Shares			Value

Technology — (continued)
15,300	Lexmark International Inc Class A (b)	$	403,920
23,300	Magnachip Semiconductor Corp (a)		403,323
1,600	Manhattan Associates Inc (a)		118,864
13,100	Pericom Semiconductor Corp (a)		89,211
33,500	Rosetta Stone Inc (a)		515,230
49,700	Silicon Graphics International Corp (a)(b)		683,375
2,300	Supertex Inc		51,083
13,700	Tessera Technologies Inc		256,875

			6,371,465

Utilities — 4.85%
6,400	Chesapeake Utilities Corp		313,920
2,700	Cleco Corp		126,981
8,200	Consolidated Water Co Ltd		81,180
23,600	El Paso Electric Co		794,140
11,200	Genie Energy Ltd		103,712
1,200	Laclede Group Inc		51,240
20,300	PNM Resources Inc		472,787
6,600	Portland General Electric Co		200,178
20,300	Southwest Gas Corp		963,438
4,600	UNS Energy Corp		225,124

			3,332,700

TOTAL COMMON STOCK — 98.72% (Cost $58,118,134)		$	67,825,470

Principal Amount

SHORT TERM INVESTMENTS
U.S. Government Agency — 1.07%
$737,000	Federal Home Loan Bank 0.00%, 04/01/2013		737,000

U.S. Treasury Obligations — 0.20%
134,931	U.S. Treasury Bills(c)(d) 0.11%, 09/12/2013		134,931

Reverse Repurchase Agreements — 10.03%
1,637,053	Undivided interest of 1.88% in a reverse repurchase agreement (principal amount/value $87,318,979 with a maturity value of $87,320,919) with Citigroup Global Markets Inc, 0.20%, dated 3/28/13, to be repurchased at $1,637,053 on 4/1/13, collateralized by U.S. Treasury Securities and various U.S. Government Agency Securities, 0.00% - 6.00%, 3/31/13 - 3/15/53, with a value of $89,065,387.		1,637,053

Principal Amount			Value

Short Term Investments— (continued)
$1,637,051	Undivided interest of 1.88% in a reverse repurchase agreement (principal amount/value $87,318,979 with a maturity value of $87,321,113) with RBC Capital Markets Corp, 0.22%, dated 3/28/13, to be repurchased at $1,637,051 on 4/1/13, collateralized by various U.S. Government Agency Securities, 2.50% - 4.00%, 7/1/27 - 4/1/43, with a value of $89,065,361.	$	1,637,051

344,621	Undivided interest of 1.97% in a reverse repurchase agreement (principal amount/value $17,567,939 with a maturity value of $17,568,251) with BNP Paribas Securities Corp, 0.16%, dated 3/28/13, to be repurchased at $344,621 on 4/1/13, collateralized by a U.S. Treasury Security, 2.25%, 5/31/14, with a value of $17,919,299.		344,621

1,637,053	Undivided interest of 1.97% in a reverse repurchase agreement (principal amount/value $83,454,503 with a maturity value of $83,456,172) with HSBC Securities (USA) Inc, 0.18%, dated 3/28/13, to be repurchased at $1,637,053 on 4/1/13, collateralized by various U.S. Government Agency Securities, 0.00% - 8.13%, 1/30/14 - 7/15/36, with a value of $85,124,231.		1,637,053

1,637,053	Undivided interest of 1.97% in a reverse repurchase agreement (principal amount/value $83,454,503 with a maturity value of $83,456,358) with Merrill Lynch, Pierce, Fenner & Smith, 0.20%, dated 3/28/13, to be repurchased at $1,637,053 on 4/1/13, collateralized by various U.S. Government Agency Securities, 0.00% - 6.50%, 4/25/13 - 1/1/47, with a value of $85,123,620.		1,637,053

			6,892,831

TOTAL SHORT TERM INVESTMENTS — 11.30% (Cost $7,764,762)		$	7,764,762

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST INVESCO SMALL CAP VALUE FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

TOTAL INVESTMENTS — 110.02% (Cost $65,882,896)	$	75,590,232

OTHER ASSETS & LIABILITIES, NET — (10.02)%	$	(6,886,426)

TOTAL NET ASSETS — 100.00%	$	68,703,806

(a)	Non-income producing security.
(b)	A portion or all of the security is on loan at March 28, 2013.
(c)	All or a portion of the security position has been pledged as collateral to cover segregation requirements on open futures contracts.
(d)	All or a portion of the security has been segregated to cover initial margin requirements on open future contracts.
REIT	Real Estate Investment Trust

At March 28, 2013, the Fund held the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Unrealized Appreciation
Russell 2000 Mini Long Futures	8	USD	$759,120	June 2013	$13,320

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST INVESCO SMALL CAP VALUE FUND

Notes to Schedule of Investments

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-four funds. Interests in the Great-West Invesco Small Cap Value Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek long-term capital growth. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Fund is determined as of the close of trading on each valuation date.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Domestic Common Stock	Exchange traded close or bid price.

Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

  March 28, 2013

Short Term Investments	Maturity date and credit quality.
Derivative Investments:
Futures Contracts	Exchange traded close price.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of March 28, 2013, the inputs used to value the Fund’s investments are detailed in the following table. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

		Level 1		Level 2		Level 3		Total
Assets
Equity Investments:(a)
Domestic Common Stock	$	65,351,049	$	—	$	—	$	65,351,049
Foreign Common Stock		2,474,421		—		—		2,474,421
Short Term Investments (a)		—		7,764,762		—		7,764,762
Derivative Investments:
Futures Contracts (b)		13,320		—		—		13,320

Total Investments	$	67,838,790	$	7,764,762	$	0	$	75,603,552

(a)	Further breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments.

(b)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

Risk Factors

Investing in the Fund may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Fund. These events may have adverse effects on the Fund such as a decline in the value and liquidity of many securities held by the Fund, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Fund’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Fund to be subject to larger short-term declines in value.

The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

  March 28, 2013

Financial Futures Contracts

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

Reverse Repurchase Agreements

The Fund may engage in reverse repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a reverse repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A reverse repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in reverse repurchase agreement transactions and/or hold reverse repurchase agreement positions as a form of security lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection.

Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2009 through 2012. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Application of Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund adopted ASU No. 2011-11 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2011-11 did not have an impact on the Fund’s financial position or the results of its operations.

  March 28, 2013

2. UNREALIZED APPRECIATION (DEPRECIATION)

At March 28, 2013, the U.S. Federal income tax cost basis was $65,980,619. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $11,884,033 and gross depreciation of securities in which there was an excess of tax cost over value of $2,274,420 resulting in net appreciation of $9,609,613.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund may at times hold cash. In an effort to minimize the tracking error relative to the Fund’s benchmark index, the Fund may at times use index futures contracts in order to maintain index-like returns for that cash component. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. Index futures contracts are not constituents of the Fund’s benchmark index itself, but rather, closely represent the exposure of the index in its entirety. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 10 futures contracts for the reporting period.

4. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of March 28, 2013 the Fund had securities on loan valued at $6,699,867 and received collateral of $6,892,831 for such loan which was invested in reverse repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The reverse repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

  March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST JANUS LARGE CAP GROWTH FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Shares		Value

COMMON STOCK
Basic Materials — 3.86%
60,544	Monsanto Co	$	6,395,263
966,780	Turquoise Hill Resources Ltd (a)(b)		6,148,721

			12,543,984

Communications — 15.81%
12,860	Amazon.com Inc (a)		3,427,061
186,484	Crown Castle International Corp (a)		12,986,746
294,262	eBay Inc (a)		15,954,886
622,125	News Corp Class A		18,987,255

			51,355,948

Consumer, Cyclical — 11.74%
111,465	Cie Financiere Richemont SA Class A (c)		8,775,832
293,731	L Brands Inc		13,118,027
556,727	MGM Resorts International (a)		7,320,960
83,414	NIKE Inc Class B		4,922,260
392,800	Prada SpA (b)(c)		4,008,184

			38,145,263

Consumer, Non-cyclical — 21.55%
49,392	Anheuser-Busch InBev NV (c)		4,910,440
176,846	Celgene Corp (a)		20,498,220
277,741	Express Scripts Holding Co (a)		16,011,769
98,388	Gilead Sciences Inc (a)		4,814,125
193,556	Iron Mountain Inc		7,028,018
7,564	Mastercard Inc Class A		4,093,107
87,753	Monster Beverage Corp (a)		4,189,328
31,946	Pernod-Ricard SA (c)		3,981,688
82,022	Vertex Pharmaceuticals Inc (a)		4,509,570

			70,036,265

Financial — 4.40%
1,352,200	AIA Group Ltd (c)		5,945,255
514,063	Prudential PLC (c)		8,341,370

			14,286,625

Industrial — 14.32%
54,075	Amphenol Corp Class A		4,036,699
80,400	FANUC Corp (c)		12,379,235
55,311	Precision Castparts Corp		10,488,072
182,666	TE Connectivity Ltd		7,659,185
139,275	United Parcel Service Inc Class B		11,963,722

			46,526,913

Technology — 14.91%
57,068	Apple Inc		25,260,009
573,720	EMC Corp (a)		13,706,170
148,385	Oracle Corp		4,798,771

Shares		Value

Technology — (continued)
59,209	VMware Inc Class A (a)	$	4,670,406

			48,435,356

TOTAL COMMON STOCK — 86.59% (Cost $214,292,447)		$	281,330,354

Principal Amount

SHORT TERM INVESTMENTS
Foreign Government — 4.92%
$15,999,986	International Bank for Reconstruction & Development 0.01%, 04/01/2013		15,999,986

U.S. Government Agency — 8.14%
	Federal Home Loan Bank
439,000	0.00%, 04/01/2013		439,000
4,999,942	0.06%, 04/05/2013		4,999,942
999,997	0.01%, 04/10/2013		999,997
19,999,916	Federal Home Loan Mortgage Corp 0.05%, 04/01/2013		19,999,916

			26,438,855

Reverse Repurchase Agreements — 0.68%
524,640	Undivided interest of 0.60% in a reverse repurchase agreement (principal amount/value $87,318,979 with a maturity value of $87,320,919) with Citigroup Global Markets Inc, 0.20%, dated 3/28/13, to be repurchased at $524,640 on 4/1/13, collateralized by U.S. Treasury Securities and various U.S. Government Agency Securities, 0.00% - 6.00%, 3/31/13 - 3/15/53, with a value of $89,065,387.		524,640

524,638	Undivided interest of 0.60% in a reverse repurchase agreement (principal amount/value $87,318,979 with a maturity value of $87,321,113) with RBC Capital Markets Corp, 0.22%, dated 3/28/13, to be repurchased at $524,638 on 4/1/13, collateralized by various U.S. Government Agency Securities, 2.50% - 4.00%, 7/1/27 - 4/1/43, with a value of $89,065,361.		524,638

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST JANUS LARGE CAP GROWTH FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Principal Amount			Value

Short Term Investments— (continued)
$110,442	Undivided interest of 0.63% in a reverse repurchase agreement (principal amount/value $17,567,939 with a maturity value of $17,568,251) with BNP Paribas Securities Corp, 0.16%, dated 3/28/13, to be repurchased at $110,442 on 4/1/13, collateralized by a U.S. Treasury Security, 2.25%, 5/31/14, with a value of $17,919,299.	$	110,442

524,640	Undivided interest of 0.63% in a reverse repurchase agreement (principal amount/value $83,454,503 with a maturity value of $83,456,172) with HSBC Securities (USA) Inc, 0.18%, dated 3/28/13, to be repurchased at $524,640 on 4/1/13, collateralized by various U.S. Government Agency Securities, 0.00% - 8.13%, 1/30/14 - 7/15/36, with a value of $85,124,231.		524,640

Principal Amount		Value

Short Term Investments— (continued)
$524,640	Undivided interest of 0.63% in a reverse repurchase agreement (principal amount/value $83,454,503 with a maturity value of $83,456,358) with Merrill Lynch, Pierce, Fenner & Smith, 0.20%, dated 3/28/13, to be repurchased at $524,640 on 4/1/13, collateralized by various U.S. Government Agency Securities, 0.00% - 6.50%, 4/25/13 - 1/1/47, with a value of $85,123,620.	$524,640

		2,209,000

TOTAL SHORT TERM INVESTMENTS — 13.74% (Cost $44,647,841)		$44,647,841

TOTAL INVESTMENTS — 100.33% (Cost $258,940,288)		$325,978,195

OTHER ASSETS & LIABILITIES, NET — (0.33)%		$(1,071,062)

TOTAL NET ASSETS — 100.00%		$324,907,133

(a)	Non-income producing security.
(b)	A portion or all of the security is on loan at March 28, 2013.
(c)	Foreign security is fair valued under procedures adopted by the Board of Directors.

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST JANUS LARGE CAP GROWTH FUND

Notes to Schedule of Investments

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-four funds. Interests in the Great-West Janus Large Cap Growth Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek long-term growth of capital. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Fund is determined as of the close of trading on each valuation date.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

  March 28, 2013

Class	Inputs

Equity Investments:
Domestic Common Stock	Exchange traded close or bid price.

Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Short Term Investments	Maturity date and credit quality.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of March 28, 2013, the inputs used to value the Fund’s investments are detailed in the following table. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

		Level 1		Level 2		Level 3		Total
Assets
Equity Investments:(a)
Domestic Common Stock	$	219,180,444	$	—	$	—	$	219,180,444
Foreign Common Stock		13,807,906		48,342,004		—		62,149,910
Short Term Investments (a)		—		44,647,841		—		44,647,841

Total Investments	$	232,988,350	$	92,989,845	$	0	$	325,978,195

(a)	Further breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments.

Risk Factors

Investing in the Fund may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Fund. These events may have adverse effects on the Fund such as a decline in the value and liquidity of many securities held by the Fund, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Fund’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Fund to be subject to larger short-term declines in value.

The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of

  March 28, 2013

non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Foreign Currency Translations and Transactions

The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Reverse Repurchase Agreements

The Fund may engage in reverse repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a reverse repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A reverse repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in reverse repurchase agreement transactions and/or hold reverse repurchase agreement positions as a form of security lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection.

Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2009 through 2012. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

  March 28, 2013

Application of Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund adopted ASU No. 2011-11 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2011-11 did not have an impact on the Fund’s financial position or the results of its operations.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At March 28, 2013, the U.S. Federal income tax cost basis was $259,326,196. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $79,948,744 and gross depreciation of securities in which there was an excess of tax cost over value of $13,296,745 resulting in net appreciation of $66,651,999.

3. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of March 28, 2013 the Fund had securities on loan valued at $2,086,127 and received collateral of $2,209,000 for such loan which was invested in reverse repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The reverse repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

  March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Principal Amount		Value

ASSET-BACKED SECURITIES
$913,951	Atlas Air 1999-1 Class C Pass Through Trust Pass-Through Series 1999-1, Class C (a) 8.77%, 01/02/2011	$703,743
436,931	Community Program Loan Trust Series 1987-A, Class A5 4.50%, 04/01/2029	441,229

TOTAL ASSET-BACKED SECURITIES — 0.26% (Cost $1,347,539)		$1,144,972

BONDS AND NOTES
Basic Materials — 3.69%
	Alcoa Inc
140,000	5.87%, 02/23/2022	149,589
255,000	6.75%, 01/15/2028	279,894
	ArcelorMittal
935,000	6.13%, 06/01/2018	1,009,800
8,000	6.00%, 03/01/2021 (b)	84,109
895,000	7.25%, 10/15/2039 (b)	919,613
3,170,000	7.25%, 03/01/2041 (b)	3,154,150
	Georgia-Pacific LLC
110,000	7.38%, 12/01/2025	149,772
700,000	7.25%, 06/01/2028	919,981
90,000	8.88%, 05/15/2031	134,473
535,000	Hercules Inc 6.50%, 06/30/2029	481,500
	Methanex Corp
3,675,000	6.00%, 08/15/2015	3,986,699
190,000	5.25%, 03/01/2022	211,886
	Momentive Specialty Chemicals Inc (c)
480,000	9.20%, 03/15/2021	408,000
2,220,000	7.88%, 02/15/2023	1,665,000
600,000	Rain CII Carbon LLC / CII Carbon Corp (d) 8.25%, 01/15/2021	648,000
680,000	United States Steel Corp 7.50%, 03/15/2022 (e)	712,300
	Westvaco Corp
470,000	8.20%, 01/15/2030	585,261
570,000	7.95%, 02/15/2031	695,752

		16,195,779

Communications — 6.08%
	Alcatel-Lucent USA Inc
250,000	6.50%, 01/15/2028	190,000
4,875,000	6.45%, 03/15/2029	3,753,750
24,300,000	America Movil SAB de CV
	MXP, 6.45%, 12/05/2022	2,068,287
85,000	Axtel SAB de CV (c)(d)(f) 8.00%, 01/31/2014	74,800
950,000	Corning Inc 7.25%, 08/15/2036	1,220,337
775,000	Embarq Corp 8.00%, 06/01/2036	815,850
35,000	Intelsat Luxembourg SA
	11.25%, 02/04/2017	37,275

Principal Amount		Value

Communications — (continued)
	Level 3 Financing Inc
$110,000	9.38%, 04/01/2019	$123,332
420,000	7.00%, 06/01/2020 (d)	439,950
63,000	Motorola Solutions Inc 6.63%, 11/15/2037	69,940
300,000	Portugal Telecom International Finance EUR, 5.63%, 02/08/2016	405,825
	Portugal Telecom International Finance BV
1,350,000	EUR, 5.00%, 11/04/2019	1,747,808
1,300,000	EUR, 4.50%, 06/16/2025	1,550,242
	Qwest Capital Funding Inc
250,000	6.50%, 11/15/2018	282,231
150,000	7.63%, 08/03/2021	169,372
1,960,000	6.88%, 07/15/2028	1,889,303
3,500,000	7.75%, 02/15/2031	3,526,841
	Qwest Corp
500,000	7.25%, 09/15/2025	567,974
45,000	6.88%, 09/15/2033	44,729
	Sprint Capital Corp
760,000	6.90%, 05/01/2019	834,100
1,649,000	6.88%, 11/15/2028	1,686,103
130,000	8.75%, 03/15/2032	155,025
606,000	Sprint Nextel Corp 6.00%, 12/01/2016	657,510
	Telecom Italia Capital SA
500,000	6.38%, 11/15/2033	485,735
540,000	6.00%, 09/30/2034	501,314
	Telefonica Emisiones SAU
600,000	GBP, 5.60%, 03/12/2020	977,624
225,000	5.13%, 04/27/2020	236,899
525,000	7.05%, 06/20/2036	563,587
1,300,000	UPC Holding BV(d) EUR, 6.38%, 09/15/2022	1,650,613

		26,726,356

Consumer, Cyclical — 11.64%
400,000	American Airlines 2013-1 Class A Pass Through Trust (d) 4.00%, 07/15/2025	401,520
200,000	American Airlines 2013-1 Class B Pass Through Trust (d) 5.63%, 01/15/2021	203,260
625,000	American Axle & Manufacturing Inc (e) 6.63%, 10/15/2022	646,875
580,954	Atlas Air 1998-1 Class B Pass Through Trust 7.68%, 01/02/2014 (g)	598,383
563,610	Atlas Air 1999-1 Class B Pass Through Trust 7.63%, 01/02/2015 (a)	490,340
183,994	Atlas Air 2000-1 Class B Pass Through Trust 9.06%, 01/02/2014	178,475
200,000	Beazer Homes USA Inc (d) 9.13%, 06/15/2018	204,000

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Principal Amount		Value

Consumer, Cyclical — (continued)
$2,000,000	Chrysler Group LLC / CG Co-Issuer Inc 8.25%, 06/15/2021	$2,232,500
23,104	Continental Airlines 2000-2 Class B Pass Through Trust 8.31%, 04/02/2018	25,010
199,443	Continental Airlines 2001-1 Class B Pass Through Trust 7.37%, 12/15/2015	209,675
105,000	Continental Airlines 2012-1 Class B Pass Through Trust 6.25%, 04/11/2020	110,250
645,000	Continental Airlines 2012-3 Class C Pass Thru Certificates 6.13%, 04/29/2018	648,225
1,038,989	Delta Air Lines 2007-1 Class A Pass Through Trust 6.82%, 08/10/2022	1,176,655
699,032	Delta Air Lines 2007-1 Class C Pass Through Trust 8.95%, 08/10/2014	732,236
256,913	Delta Air Lines 2009-1 Series B Pass Through Trust 9.75%, 12/17/2016	285,173
	Dillard’s Inc
430,000	6.63%, 01/15/2018	474,613
500,000	7.88%, 01/01/2023	552,500
1,070,000	7.75%, 07/15/2026	1,163,625
850,000	Foot Locker Inc 8.50%, 01/15/2022	969,000
	Ford Motor Co
155,000	6.50%, 08/01/2018	182,313
245,000	7.13%, 11/15/2025	290,501
265,000	7.50%, 08/01/2026	321,359
50,000	6.63%, 02/15/2028	56,311
755,000	6.63%, 10/01/2028	870,252
1,970,000	6.38%, 02/01/2029	2,199,302
2,145,000	7.45%, 07/16/2031	2,712,816
1,440,000	7.40%, 11/01/2046	1,809,462
2,625,000	Ingram Micro Inc 5.25%, 09/01/2017	2,865,558
	JC Penney Corp Inc
228,000	6.38%, 10/15/2036 (e)	171,000
25,000	7.40%, 04/01/2037	19,938
	K Hovnanian Enterprises Inc
80,000	6.25%, 01/15/2016	80,400
45,000	5.00%, 11/01/2021	41,400
1,925,000	Lennar Corp 5.60%, 05/31/2015	2,050,125
	New Albertsons Inc
580,000	7.75%, 06/15/2026	464,725
755,000	6.63%, 06/01/2028	544,544
4,715,000	7.45%, 08/01/2029	3,777,894
75,000	8.70%, 05/01/2030	63,000
1,240,000	8.00%, 05/01/2031	1,004,400
2,410,000	Owens & Minor Inc 6.35%, 04/15/2016	2,637,697
	PulteGroup Inc
695,000	6.38%, 05/15/2033	698,475
3,615,000	6.00%, 02/15/2035	3,470,400

Principal Amount		Value

Consumer, Cyclical — (continued)
$665,000	Toro Co(c) 6.63%, 05/01/2037	$680,727
2,125,000	Toys R Us Inc 7.38%, 10/15/2018	1,875,312
390,902	UAL 2007-1 Pass Through Trust 6.64%, 07/02/2022	424,618
1,786,496	UAL 2009-1 Pass Through Trust 10.40%, 11/01/2016	2,054,470
684,029	US Airways 2011-1 Class A Pass Through Trust 7.13%, 10/22/2023	784,923
1,405,000	US Airways 2012-1 Class A Pass Through Trust 5.90%, 10/01/2024	1,570,087
2,475,000	US Airways 2012-1 Class B Pass Through Trust 8.00%, 10/01/2019	2,728,687
2,185,000	US Airways 2012-1 Class C Pass Through Trust 9.13%, 10/01/2015	2,348,875
975,000	US Airways 2012-2 Class A Pass Through Trust 4.63%, 06/03/2025	1,016,438

		51,118,324

Consumer, Non-cyclical — 3.77%
620,000	Boston Scientific Corp 6.00%, 01/15/2020	724,697
285,000	Delhaize Group SA 5.70%, 10/01/2040	278,047
1,300,000	DP World Ltd (d) 6.85%, 07/02/2037	1,478,100
	HCA Inc
80,000	6.75%, 07/15/2013	81,150
45,000	5.75%, 03/15/2014	46,631
150,000	6.38%, 01/15/2015	160,688
150,000	7.19%, 11/15/2015	165,375
130,000	5.88%, 03/15/2022	140,075
1,875,000	5.88%, 05/01/2023	1,950,000
395,000	7.50%, 12/15/2023	422,650
575,000	8.36%, 04/15/2024	644,000
765,000	7.69%, 06/15/2025	816,637
1,115,000	7.58%, 09/15/2025	1,162,387
2,505,000	7.05%, 12/01/2027	2,454,900
725,000	7.50%, 11/06/2033	739,500
175,000	7.75%, 07/15/2036	175,000
	RR Donnelley & Sons Co (e)
760,000	8.25%, 03/15/2019	820,800
740,000	7.88%, 03/15/2021	771,450
175,000	SUPERVALU Inc(e) 7.50%, 11/15/2014	175,658
425,000	Tenet Healthcare Corp 6.88%, 11/15/2031	388,875
	United Rentals North America Inc
445,000	7.63%, 04/15/2022	497,288
775,000	6.13%, 06/15/2023	829,250
325,000	Valeant Pharmaceuticals International (d) 6.38%, 10/15/2020	342,672

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Principal Amount		Value

Consumer, Non-cyclical — (continued)
$1,240,000	VPI Escrow Corp (d)
	6.38%, 10/15/2020	$1,306,650

		16,572,480

Energy — 1.64%
1,245,537	Alta Wind Holdings LLC (d) 7.00%, 06/30/2035	1,335,620
	Chesapeake Energy Corp
35,000	6.63%, 08/15/2020 (e)	38,238
35,000	6.88%, 11/15/2020	38,150
940,000	Connacher Oil & Gas Ltd (d) 8.50%, 08/01/2019	618,050
395,000	DCP Midstream LLC (d) 6.45%, 11/03/2036	445,356
250,000	El Paso LLC 7.80%, 08/01/2031	277,896
500,000	EQT Corp 8.13%, 06/01/2019	620,704
760,000	Halcon Resources Corp (d) 8.88%, 05/15/2021	818,900
600,000	IFM US Colonial Pipeline 2 LLC (d) 6.45%, 05/01/2021	673,772
1,040,000	Rockies Express Pipeline LLC (d) 6.88%, 04/15/2040	941,200
1,060,000	SandRidge Energy Inc 7.50%, 02/15/2023	1,099,750
295,000	Sidewinder Drilling Inc (d) 9.75%, 11/15/2019	296,475

		7,204,111

Financial — 21.85%
100,000	AGFC Capital Trust I (b)(d) 6.00%, 01/15/2067	80,500
	Ally Financial Inc
159,000	6.75%, 12/01/2014	170,528
255,000	3.13%, 01/15/2016	258,188
552,000	8.00%, 12/31/2018	660,330
869,000	8.00%, 11/01/2031	1,099,285
	American International Group Inc
80,000	5.45%, 05/18/2017	91,643
280,000	5.85%, 01/16/2018	327,772
1,000,000	Associates Corp of North America 6.95%, 11/01/2018	1,221,281
	Bank of America Corp
800,000	5.49%, 03/15/2019	895,537
1,724,000	7.63%, 06/01/2019	2,189,959
450,000	5.00%, 05/13/2021	504,410
3,110,000,000	Barclays Bank PLC KRW, 3.68%, 08/20/2015	2,885,738
850,000	Camden Property Trust 5.70%, 05/15/2017	971,678
	Citigroup Inc
4,010,000	NZD, 6.25%, 06/29/2017	3,548,704
100,000	EUR, 1.48%, 11/30/2017 (b)	123,443
125,000	5.88%, 02/22/2033	137,175
360,000	6.13%, 08/25/2036	411,669
135,000	Duke Realty LP 5.95%, 02/15/2017	154,445

Principal Amount		Value

Financial — (continued)
$50,000	ERP Operating LP 5.13%, 03/15/2016	$55,665
2,125,000	Fidelity National Financial Inc 5.50%, 09/01/2022	2,412,294
1,900,000	Forethought Financial Group Inc (d) 8.63%, 04/15/2021	2,286,948
	General Electric Capital Corp
5,255,000	NZD, 6.50%, 09/28/2015	4,666,251
400,000	NZD, 6.75%, 09/26/2016	364,429
680,000	NZD, 5.50%, 02/01/2017	597,996
1,600,000	Goldman Sachs Group Inc 6.75%, 10/01/2037	1,792,942
	Hanover Insurance Group Inc
1,175,000	7.50%, 03/01/2020	1,383,161
1,560,000	6.38%, 06/15/2021	1,801,513
2,520,000	HBOS PLC(d) 6.75%, 05/21/2018	2,800,904
	Highwoods Realty LP
2,640,000	5.85%, 03/15/2017	2,961,652
2,200,000	7.50%, 04/15/2018	2,660,997
	International Lease Finance Corp
395,000	5.63%, 09/20/2013	401,912
840,000	5.88%, 04/01/2019	907,330
620,000	6.25%, 05/15/2019	678,900
290,000	8.25%, 12/15/2020	355,250
1,325,000	5.88%, 08/15/2022	1,428,101
	iStar Financial Inc
288,000	8.63%, 06/01/2013	290,880
375,000	5.95%, 10/15/2013	382,031
105,000	5.70%, 03/01/2014	108,281
20,000	6.05%, 04/15/2015	20,850
270,000	5.88%, 03/15/2016	280,463
110,000	5.85%, 03/15/2017	111,925
575,000	7.13%, 02/15/2018	602,312
	Jefferies Group LLC
375,000	3.88%, 11/09/2015	391,875
265,000	5.13%, 04/13/2018	288,850
975,000	6.88%, 04/15/2021	1,138,156
1,165,000	5.13%, 01/20/2023 (e)	1,233,474
705,000	6.45%, 06/08/2027	779,025
1,140,000	6.25%, 01/15/2036	1,188,450
1,000,000	KeyCorp Capital III 7.75%, 07/15/2029	1,153,300
570,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp (d) 7.38%, 10/01/2017	595,650
2,115,000	Lloyds TSB Bank PLC (d) 6.50%, 09/14/2020	2,371,710
600,000	MBIA Insurance Corp (b)(d) 11.56%, 01/15/2033	138,000
	Merrill Lynch & Co Inc
800,000	6.05%, 05/16/2016	889,425
50,000	EUR, 0.73%, 09/14/2018 (b)	58,485
1,900,000	6.11%, 01/29/2037	2,140,067
245,000	MetLife Capital Trust X (d) 9.25%, 04/08/2038	341,775
1,355,000	MetLife Inc (b) 10.75%, 08/01/2039	2,103,637

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Principal Amount			Value

Financial — (continued)
	Morgan Stanley
$100,000	0.76%, 10/15/2015 (b)	$	98,341
1,700,000	AUD, 7.63%, 03/03/2016		1,904,486
300,000	0.73%, 10/18/2016 (b)		292,268
300,000	5.50%, 01/26/2020		343,727
2,400,000	5.50%, 07/24/2020		2,763,986
1,500,000	5.75%, 01/25/2021		1,733,382
2,550,000	4.88%, 11/01/2022		2,703,286
800,000	3.75%, 02/25/2023		808,629
3,005,000	Mutual of Omaha Insurance Co (d) 6.80%, 06/15/2036		3,611,553
535,000	Penn Mutual Life Insurance Co (d) 6.65%, 06/15/2034		620,327
	ProLogis LP
60,000	5.63%, 11/15/2015		65,846
50,000	5.75%, 04/01/2016		55,571
395,000	6.63%, 05/15/2018		474,998
2,253,000	Residential Capital LLC (a)(h) 9.63%, 05/15/2015		2,455,770
	Royal Bank of Scotland Group PLC (i)
70,000	EUR, 5.25%, Perpetual		63,915
905,000	EUR, 5.50%, Perpetual		847,437
	Royal Bank of Scotland PLC
50,000	EUR, 4.35%, 01/23/2017		64,034
400,000	EUR, 6.93%, 04/09/2018		553,761
50,000	EUR, 4.63%, 09/22/2021		60,084
100,000	Santander Financial Issuances Ltd 7.25%, 11/01/2015		108,150
	Santander Issuances SAU (d)
300,000	5.91%, 06/20/2016		314,763
300,000	6.50%, 08/11/2019 (b)		306,969
	SLM Corp
100,000	5.00%, 04/15/2015		105,500
100,000	4.63%, 09/25/2017		103,875
3,725,000	8.45%, 06/15/2018		4,414,125
3,035,000	5.63%, 08/01/2033		2,807,375
1,700,000	Societe Generale SA (b)(d)(i) 5.92%, Perpetual		1,593,750
	Springleaf Finance Corp
330,000	5.85%, 06/01/2013		332,063
170,000	5.40%, 12/01/2015		174,675
100,000	5.75%, 09/15/2016		100,625
900,000	6.50%, 09/15/2017		895,500
3,705,000	6.90%, 12/15/2017		3,723,525
	XL Group PLC
575,000	6.38%, 11/15/2024		697,341
725,000	6.25%, 05/15/2027		881,250

			95,978,038

Industrial — 2.34%
1,095,000	Agilent Technologies Inc 6.50%, 11/01/2017		1,311,363
1,650,000	APL Ltd (c) 8.00%, 01/15/2024		1,551,000
1,550,000	Bombardier Inc (d) CAD, 7.35%, 12/22/2026		1,600,795
425,000	Cleaver-Brooks Inc (d) 8.75%, 12/15/2019		458,469

Principal Amount			Value

Industrial — (continued)
	Masco Corp
$1,000,000	7.75%, 08/01/2029	$	1,125,579
1,620,000	6.50%, 08/15/2032		1,650,333
386,000	Missouri Pacific Railroad Co (c) 5.00%, 01/01/2045		308,800
865,000	Owens Corning 7.00%, 12/01/2036		984,226
1,220,000	USG Corp 6.30%, 11/15/2016		1,293,200

			10,283,765

Technology — 0.55%
1,100,000	Amkor Technology Inc (e) 6.38%, 10/01/2022		1,097,250
	First Data Corp (d)
540,000	11.25%, 01/15/2021		561,600
750,000	10.63%, 06/15/2021		758,437

			2,417,287

Utilities — 2.87%
1,308,872	Bruce Mansfield Unit 6.85%, 06/01/2034		1,418,686
	EDP Finance BV
800,000	EUR, 4.75%, 09/26/2016		1,060,867
1,900,000	6.00%, 02/02/2018 (d)		1,999,750
3,800,000	4.90%, 10/01/2019 (d)		3,819,000
1,900,000	Enel Finance International NV (d)
	6.00%, 10/07/2039		1,808,224
1,548,000	Energy Future Intermediate Holding Co LLC / EFIH Finance Inc (d) 11.25%, 12/01/2018		1,497,690
75,000	Iberdrola Finance Ireland Ltd (d) 3.80%, 09/11/2014		77,226
1,250,000	Texas Competitive Electric Holdings Co LLC / TCEH Finance Inc (d) 11.50%, 10/01/2020		934,375

			12,615,818

TOTAL BONDS AND NOTES — 54.43% (Cost $210,198,061)		$	239,111,958

CONVERTIBLE BONDS
Basic Materials — 0.10%
415,000	United States Steel Corp 2.75%, 04/01/2019		419,669

Communications — 1.66%
96,900	Axtel SAB de CV (d)(f)(j) 8.00%, 01/31/2014		10,176
	Ciena Corp
2,010,000	0.88%, 06/15/2017		1,817,794
1,045,000	3.75%, 10/15/2018 (d)		1,184,769

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Principal Amount		Value

Communications — (continued)
	Level 3 Communications Inc (c)
$2,670,000	7.00%, 03/15/2015 (d)	$3,112,219
995,000	7.00%, 03/15/2015	1,159,797
61,243	Liberty Interactive LLC 3.50%, 01/15/2031	31,999

		7,316,754

Consumer, Cyclical — 0.55%
1,475,000	Ford Motor Co 4.25%, 11/15/2016	2,363,687
60,000	Meritor Inc (b)(e)(f) 4.00%, 02/15/2019	47,738

		2,411,425

Consumer, Non-cyclical — 0.40%
160,000	Hologic Inc (e)(f) 0.18%, 03/01/2018	167,600
570,000	Omnicare Inc 3.75%, 12/15/2025	920,550
565,000	Vertex Pharmaceuticals Inc 3.35%, 10/01/2015	676,941

		1,765,091

Energy — 0.85%
	Chesapeake Energy Corp
470,000	2.75%, 11/15/2035	470,587
1,795,000	2.50%, 05/15/2037 (e)	1,719,835
1,725,000	2.25%, 12/15/2038	1,530,937

		3,721,359

Financial — 0.59%
315,000	iStar Financial Inc 3.00%, 11/15/2016	370,322
195,000	Jefferies Group LLC 3.88%, 11/01/2029	200,484
1,810,000	Old Republic International Corp (e) 3.75%, 03/15/2018	2,019,281

		2,590,087

Industrial — 0.03%
95,000	Trinity Industries Inc 3.88%, 06/01/2036	113,941

Technology — 3.67%
	Intel Corp
2,585,000	2.95%, 12/15/2035	2,743,331
6,090,000	3.25%, 08/01/2039	7,330,837
	Micron Technology Inc
3,835,000	1.88%, 08/01/2031 (e)	4,477,363
945,000	2.38%, 05/01/2032 (d)	1,167,666

Principal Amount		Value

Technology — (continued)
$340,000	3.13%, 05/01/2032 (d)	$424,150

		16,143,347

TOTAL CONVERTIBLE BONDS — 7.85% (Cost $28,843,694)		$34,481,673

FOREIGN GOVERNMENT BONDS AND NOTES
2,110,000	Autonomous Community of Madrid Spain ADR (d) EUR, 4.30%, 09/15/2026	2,115,572
	Canadian Government Bond
13,620,000	CAD, 2.50%, 06/01/2015	13,833,849
3,625,000	CAD, 3.00%, 12/01/2015	3,748,290
7,880,000	CAD, 4.25%, 06/01/2018	8,881,358
605,000	City of Rome Italy EUR, 5.35%, 01/27/2048	619,573
16,400,000,000	Export-Import Bank of Korea(d) IDR, 6.60%, 11/04/2013	1,690,881
17,325,000	Inter-American Development Bank NZD, 6.00%, 12/15/2017	15,925,455
9,600,000	International Bank for Reconstruction & Development SGD, 1.43%, 03/05/2014	7,747,800
	Ireland Government Bond
955,000	EUR, 4.50%, 10/18/2018	1,307,238
1,450,000	EUR, 4.50%, 04/18/2020	1,941,735
200,000	EUR, 5.00%, 10/18/2020	275,346
3,150,000	EUR, 5.40%, 03/13/2025	4,364,905
	Italy Buoni Poliennali Del Tesoro
85,000	EUR, 5.25%, 11/01/2029	111,468
85,000	EUR, 5.75%, 02/01/2033	116,737
85,000	EUR, 5.00%, 08/01/2034	107,894
73,050,000	Mexican Bonos MXP, 8.00%, 12/07/2023	7,379,047
	New South Wales Treasury Corp
3,830,000	AUD, 5.50%, 08/01/2013	4,020,084
8,775,000	AUD, 6.00%, 02/01/2018	10,080,899
	Norway Government Bond
15,125,000	NOK, 6.50%, 05/15/2013	2,602,109
10,480,000	NOK, 5.00%, 05/15/2015	1,933,958
28,530,000	NOK, 4.25%, 05/19/2017	5,438,634
	Portugal Obrigacoes do Tesouro OT
175,000	EUR, 4.80%, 06/15/2020	207,859
665,000	EUR, 3.85%, 04/15/2021	725,983
660,000	EUR, 4.95%, 10/25/2023	753,384
45,000	EUR, 4.10%, 04/15/2037	40,975
300,000	Portugal Telecom International Finance BV EUR, 4.38%, 03/24/2017	390,810
1,446,666	Province of Alberta Canada CAD, 5.93%, 09/16/2016	1,551,963

TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 22.29% (Cost $85,129,857)		$97,913,806

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Principal Amount			Value

MORTGAGE-BACKED SECURITIES
$200,000	GS Mortgage Securities Trust Series 2007-GG10, Class AM (b) 5.79%, 08/10/2045	$	200,984

TOTAL MORTGAGE-BACKED SECURITIES — 0.05% (Cost $191,881)		$	200,984

MUNICIPAL BONDS AND NOTES
1,820,000	Michigan Tobacco Settlement Finance Authority (c) 7.31%, 06/01/2034		1,592,791
4,620,000	Tobacco Settlement Financing Corp (c) 6.71%, 06/01/2046		3,433,954

TOTAL MUNICIPAL BONDS AND NOTES — 1.14% (Cost $6,425,824)		$	5,026,745

U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
4,845,000	0.25%, 10/31/2014		4,847,083
4,845,000	0.13%, 12/31/2014 (e)		4,836,672
4,845,000	0.38%, 11/15/2015		4,852,568
5,465,000	0.25%, 12/15/2015		5,453,474

TOTAL U.S. TREASURY BONDS AND NOTES — 4.55% (Cost $19,975,413)		$	19,989,797

Shares

COMMON STOCK
Basic Materials — 0.81%
26,521	PPG Industries Inc		3,552,223

Communications — 0.15%
51,679	Corning Inc		688,881

Consumer, Non-cyclical — 2.47%
84,901	Valeant Pharmaceuticals International Inc(k)		6,369,273
81,282	Vertex Pharmaceuticals Inc (k)		4,468,884

			10,838,157

Energy — 0.19%
42,007	Chesapeake Energy Corp (e)		857,363

Industrial — 0.16%
26,029	Owens-Illinois Inc(k)		693,673

TOTAL COMMON STOCK — 3.78% (Cost $7,537,616)		$	16,630,297

Shares			Value

CONVERTIBLE PREFERRED STOCK
Communication — 0.45%
2,175	Lucent Technologies Capital Trust I, 7.75% (e)	$	1,984,687

Energy — 0.08%
120	Chesapeake Energy Corp, 5.75% (d)		122,625
2,411	SandRidge Energy Inc, 7.00% (k)		215,182

			337,807

Utilities — 0.07%
6,004	AES Trust III, 6.75%		303,015

TOTAL CONVERTIBLE PREFERRED STOCK — 0.60% (Cost $2,357,465)		$	2,625,509

PREFERRED STOCK
Consumer, Cyclical — 1.16%
99,730	General Motors Co (e)		4,300,856
17,850	Goodyear Tire & Rubber Co (e)		784,285

			5,085,141

Energy — 0.44%
1,985	Chesapeake Energy Corp (e)		174,166
30,000	El Paso Energy Capital Trust I		1,756,875

			1,931,041

Financial — 0.92%
1,513	Ally Financial Inc (d)		1,496,262
1,484	Bank of America Corp		1,813,263
3,200	Health Care REIT Inc		199,200
10,955	SLM Corp		547,859

			4,056,584

Utilities — 0.22%
2,180,000	NGC Corp Capital Trust I (j)(k)		2
25,000	Southern California Edison Co (e)		618,250
3,600	Union Electric Co		344,160

			962,412

TOTAL PREFERRED STOCK — 2.74% (Cost $10,139,274)		$	12,035,178

Principal Amount

SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 1.39%
$6,110,000	Federal Home Loan Bank 0.00%, 04/01/2013		6,110,000

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Principal Amount		Value

Short Term Investments – (continued)
Reverse Repurchase Agreements — 3.96%
$4,131,918	Undivided interest of 4.74% in a reverse repurchase agreement (principal amount/value $87,318,979 with a maturity value of $87,320,919) with Citigroup Global Markets Inc, 0.20%, dated 3/28/13, to be repurchased at $4,131,918 on 4/1/13, collateralized by U.S. Treasury Securities and various U.S. Government Agency Securities, 0.00% - 6.00%, 3/31/13 - 3/15/53, with a value of $89,065,387.	$4,131,918

4,131,918	Undivided interest of 4.74% in a reverse repurchase agreement (principal amount/value $87,318,979 with a maturity value of $87,321,113) with RBC Capital Markets Corp, 0.22%, dated 3/28/13, to be repurchased at $4,131,918 on 4/1/13, collateralized by various U.S. Government Agency Securities, 2.50% - 4.00%, 7/1/27 - 4/1/43, with a value of $89,065,361.	4,131,918

869,472	Undivided interest of 4.96% in a reverse repurchase agreement (principal amount/value $17,567,939 with a maturity value of $17,568,251) with BNP Paribas Securities Corp, 0.16%, dated 3/28/13, to be repurchased at $869,472 on 4/1/13, collateralized by a U.S. Treasury Security, 2.25%, 5/31/14, with a value of $17,919,299.	869,472

Principal Amount		Value

Short Term Investments – (continued)
$4,131,918	Undivided interest of 4.96% in a reverse repurchase agreement (principal amount/value $83,454,503 with a maturity value of $83,456,172) with HSBC Securities (USA) Inc, 0.18%, dated 3/28/13, to be repurchased at $4,131,918 on 4/1/13, collateralized by various U.S. Government Agency Securities, 0.00% - 8.13%, 1/30/14 - 7/15/36, with a value of $85,124,231.	$4,131,918

4,131,918	Undivided interest of 4.96% in a reverse repurchase agreement (principal amount/value $83,454,503 with a maturity value of $83,456,358) with Merrill Lynch, Pierce, Fenner & Smith, 0.20%, dated 3/28/13, to be repurchased at $4,131,918 on 4/1/13, collateralized by various U.S. Government Agency Securities, 0.00% - 6.50%, 4/25/13 - 1/1/47, with a value of $85,123,620.	4,131,918

		17,397,144

TOTAL SHORT TERM INVESTMENTS — 5.35% (Cost $23,507,144)		$23,507,144

TOTAL INVESTMENTS — 103.04% (Cost $395,653,768)		$452,668,063

OTHER ASSETS & LIABILITIES, NET — (3.04)%		$(13,363,212)

TOTAL NET ASSETS — 100.00%		$439,304,851

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

(a)	Security in default; some interest payments received during the last 12 months. At March 28, 2013, the aggregate fair value of the securities in default was $3,649,853, representing 0.83% of net assets.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 28, 2013.
(c)	Illiquid security; at March 28, 2013, the aggregate cost and fair value of illiquid securities was $14,518,148 and $13,987,088, respectively, representing 3.18% of net assets.
(d)	Restricted security; at March 28, 2013, the aggregate cost and fair value of restricted securities was $47,195,845 and $51,781,673, respectively, representing 11.79% of net assets.
(e)	A portion or all of the security is on loan at March 28, 2013.
(f)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at March 28, 2013. Maturity date disclosed represents final maturity date.
(g)	Security in default on interest payments during the last 12 months. At March 28, 2013, the aggregate fair value of the securities in default was $598,383, representing 0.14%% of net assets.
(h)	Security in bankruptcy at March 28, 2013.
(i)	Security has no contractual maturity date and pays an indefinite stream of interest.
(j)	Domestic security is fair valued under the procedures adopted by the Board of Directors.
(k)	Non-income producing security.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Currency Abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro Dollar
GBP	British Pound Sterling
IDR	Indonesian Rupiah
KRW	Korean Won
MXP	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND

Notes to Schedule of Investments

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-four funds. Interests in the Great-West Loomis Sayles Bond Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek high total investment return through a combination of current income and capital appreciation. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Fund is determined as of the close of trading on each valuation date.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Fixed income investments are valued using evaluated bid prices from approved pricing services, or in the event a price is not available from a pricing service, may be model priced or priced on the basis of quotations from brokers or dealers.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

March 28, 2013

Class	Inputs

Fixed Income Investments:
Asset Backed Securities

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.

Domestic Bonds and Notes, U.S. Treasury Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Foreign Bonds and Notes, Foreign Government Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.

Convertible Bonds

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.

Mortgage-Backed Securities

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.

Municipal Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields and material event notices.

Equity Investments:
Domestic Common Stock	Exchange traded close or bid price.

Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Convertible Preferred Stock, Preferred Stock

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.

Short Term Investments	Maturity date and credit quality.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best

  March 28, 2013

information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of March 28, 2013, the inputs used to value the Fund’s investments are detailed in the following table. The Fund recognizes transfers between levels as of the beginning of the reporting period.

	Level 1		Level 2		Level 3		Total
Assets
Fixed Income Investments:(a)
Asset-Backed Securities	$—	$	441,229	$	703,743	$	1,144,972
Convertible Bonds	—		237,819,750		1,292,208		239,111,958
Convertible Bonds	—		34,471,497		10,176		34,481,673
Foreign Government	—		97,913,806		—		97,913,806
Mortgage-Backed Securities	—		200,984		—		200,984
Municipal Bonds and Notes	—		5,026,745		—		5,026,745
U.S. Treasury Bonds and Notes	—		19,989,797		—		19,989,797
Equity Investments:(a)
Convertible Preferred Stock	—		2,625,509		—		2,625,509
Domestic Common Stock	10,261,024		—		—		10,261,024
Foreign Common Stock	6,369,273		—		—		6,369,273
Preferred Stock	1,510,269		10,524,907		2		12,035,178
Short Term Investments (a)	—		23,507,144		—		23,507,144

Total Investments	$18,140,566	$	432,521,368	$	2,006,129	$	452,668,063

(a)	Further breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments.

Risk Factors

Investing in the Fund may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Fund. These events may have adverse effects on the Fund such as a decline in the value and liquidity of many securities held by the Fund, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Fund’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Fund to be subject to larger short-term declines in value.

The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

The Fund may hold bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may be less liquid than the market for higher grade bonds.

  March 28, 2013

Restricted and Illiquid Securities

The Fund may own certain investment securities which are restricted as to resale. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. These securities are deemed illiquid unless it is otherwise determined that such securities are liquid pursuant to the Board-approved guidelines established in Great-West Funds’ Policy and Procedures regarding Liquidity.

The Fund may own certain investment securities that have been deemed illiquid because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term.

Foreign Currency Translations and Transactions

The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Reverse Repurchase Agreements

The Fund may engage in reverse repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a reverse repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A reverse repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in repurchase agreement transactions and/or hold repurchase agreement positions as a form of security lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection.

Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

  March 28, 2013

Federal Income Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2009 through 2012. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Application of Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund adopted ASU No. 2011-11 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2011-11 did not have an impact on the Fund’s financial position or the results of its operations.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At March 28, 2013, the U.S. Federal income tax cost basis was $395,654,657. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $63,224,085 and gross depreciation of securities in which there was an excess of tax cost over value of $6,210,679 resulting in net appreciation of $57,013,406.

3. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. As of March 28, 2013 the Fund had securities on loan valued at $16,987,085 and received collateral of $17,397,144 for such loan which was invested in reverse repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The reverse repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

  March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Shares			Value

COMMON STOCK
Basic Materials — 4.19%
42,775	Cabot Corp	$	1,462,905
114,676	Horsehead Holding Corp (a)		1,247,675
25,410	Minerals Technologies Inc		1,054,769
57,823	Olin Corp		1,458,296
26,033	Reliance Steel & Aluminum Co		1,852,769
57,000	Tronox Ltd Class A (b)		1,129,170
17,909	WR Grace & Co (a)		1,388,126
44,173	Zep Inc		663,037

			10,256,747

Communications — 3.80%
43,423	General Cable Corp (a)		1,590,584
133,785	Harmonic Inc (a)		774,615
11,589	IAC/InterActiveCorp		517,797
38,094	John Wiley & Sons Inc Class A		1,484,142
16,647	Liberty Ventures (a)		1,258,180
45,918	NETGEAR Inc (a)		1,538,712
76,147	Perficient Inc (a)		887,874
39,247	Safeguard Scientifics Inc (a)		620,103
32,246	West Corp (a)		618,801

			9,290,808

Consumer, Cyclical — 12.74%
63,707	Barnes & Noble Inc (a)(b)		1,047,980
13,262	Casey’s General Stores Inc		773,175
20,316	Cash America International Inc		1,065,980
30,632	Churchill Downs Inc		2,145,465
22,298	Core-Mark Holding Co Inc		1,144,110
14,856	Cracker Barrel Old Country Store Inc		1,201,108
109,298	Dana Holding Corp		1,948,783
82,933	Fred’s Inc Class A		1,134,523
37,964	Genesco Inc (a)		2,281,257
118,516	Hot Topic Inc		1,645,002
26,099	HSN Inc		1,431,791
21,982	Jos A Bank Clothiers Inc (a)(b)		877,082
35,786	La-Z-Boy Inc		675,282
51,026	Marriott Vacations Worldwide Corp (a)		2,189,526
47,529	National CineMedia Inc		750,008
69,748	Rush Enterprises Inc Class A (a)		1,682,322
81,183	Sally Beauty Holdings Inc (a)		2,385,157
23,119	Six Flags Entertainment Corp		1,675,665
35,318	Tenneco Inc (a)		1,388,351
44,739	Titan Machinery Inc (a)(b)		1,241,507
54,009	Wesco Aircraft Holdings Inc (a)(b)		795,012
26,070	Wyndham Worldwide Corp		1,680,994

			31,160,080

Consumer, Non-cyclical — 15.51%
125,410	ACCO Brands Corp (a)		837,739
15,183	Arbitron Inc		711,627
93,473	Avis Budget Group Inc (a)		2,601,354
68,305	Bio-Reference Labs Inc (a)(b)		1,774,564
81,555	Convergys Corp		1,388,882

Shares			Value

Consumer, Non-cyclical — (continued)
80,080	Euronet Worldwide Inc (a)	$	2,109,307
46,696	H&E Equipment Services Inc		952,598
39,654	Hanger Inc (a)		1,250,291
30,094	Ingredion Inc		2,176,398
11,576	J&J Snack Foods Corp		890,079
65,706	Jarden Corp (a)		2,815,502
99,512	KAR Auction Services Inc		1,993,225
127,371	Live Nation Entertainment Inc (a)		1,575,579
31,455	McGrath RentCorp		978,251
23,825	MEDNAX Inc (a)		2,135,435
36,006	Performant Financial Corp (a)		442,154
35,967	Rent-A-Center Inc		1,328,621
75,319	Rollins Inc		1,849,081
73,166	Spartan Stores Inc		1,284,063
24,705	SurModics Inc (a)		673,211
25,786	Team Inc (a)		1,059,031
22,912	Teleflex Inc		1,936,293
29,648	WellCare Health Plans Inc (a)		1,718,398
44,000	WEX Inc (a)		3,454,000

			37,935,683

Diversified — 0.65%
72,339	Primoris Services Corp		1,599,415

Energy — 4.37%
12,260	Berry Petroleum Co Class A		567,516
86,717	EPL Oil & Gas Inc (a)		2,324,883
82,295	Helix Energy Solutions Group Inc (a)		1,882,910
32,116	Lufkin Industries Inc		2,132,181
34,474	Oceaneering International Inc		2,289,418
91,097	SunCoke Energy Inc (a)		1,487,614

			10,684,522

Financial — 26.77%
47,802	American Campus Communities Inc REIT		2,167,343
107,929	Ares Capital Corp		1,953,515
120,037	BancorpSouth Inc (b)		1,956,603
120,073	BioMed Realty Trust Inc REIT		2,593,577
131,570	Capitol Federal Financial Inc		1,588,050
139,751	Cathay General Bancorp		2,811,790
32,855	City National Corp		1,935,488
158,728	CubeSmart REIT		2,507,902
101,349	CVB Financial Corp		1,142,203
112,035	DFC Global Corp (a)		1,864,262
49,738	DuPont Fabros Technology Inc REIT (b)		1,207,141
91,298	Employers Holdings Inc		2,140,938
159,008	Fifth Street Finance Corp		1,752,268
103,073	First Financial Bancorp		1,654,322
29,612	First Financial Bankshares Inc (b)		1,439,143
72,984	HCC Insurance Holdings Inc		3,067,518
333,150	Hersha Hospitality Trust REIT		1,945,596
25,409	Home Properties Inc REIT		1,611,439
32,724	Iberiabank Corp		1,636,854
51,179	MarketAxess Holdings Inc		1,908,977

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Shares			Value

Financial — (continued)
27,394	Mid-America Apartment Communities Inc REIT	$	1,891,830
43,066	National Retail Properties Inc REIT (b)		1,557,697
87,384	Omega Healthcare Investors Inc REIT		2,652,978
53,844	PacWest Bancorp (b)		1,567,399
51,301	Pinnacle Financial Partners Inc (a)		1,198,391
53,247	Popular Inc (a)		1,470,150
32,479	Potlatch Corp REIT		1,489,487
45,354	ProAssurance Corp		2,146,605
42,198	Prosperity Bancshares Inc		1,999,763
27,388	Reinsurance Group of America Inc		1,634,242
30,193	Signature Bank (a)		2,378,001
40,507	Sovran Self Storage Inc REIT		2,612,296
55,125	Stifel Financial Corp (a)		1,911,184
55,452	Wintrust Financial Corp		2,053,942

			65,448,894

Industrial — 19.55%
42,711	Actuant Corp Class A		1,307,811
23,855	Alamo Group Inc		912,454
50,028	Albany International Corp Class A		1,445,809
90,666	Altra Holdings Inc		2,467,929
32,466	Armstrong World Industries Inc (a)		1,814,525
54,095	AZZ Inc		2,607,379
40,459	Belden Inc		2,089,707
26,946	Cognex Corp		1,135,774
72,109	Darling International Inc (a)		1,295,078
16,827	DXP Enterprises Inc (a)		1,256,977
28,214	EnerSys Inc (a)		1,285,994
14,076	Genesee & Wyoming Inc Class A (a)		1,310,616
30,288	Global Power Equipment Group Inc		533,675
41,957	GSI Group Inc (a)		357,893
21,023	Haynes International Inc		1,162,572
64,329	II-VI Inc (a)		1,096,166
37,919	John Bean Technologies Corp		786,819
28,678	Kirby Corp (a)		2,202,470
22,987	Koppers Holdings Inc		1,010,968
27,076	Littelfuse Inc		1,837,107
67,628	Methode Electronics Inc		871,049
5,283	Middleby Corp (a)		803,808
62,747	MYR Group Inc (a)		1,541,066
62,349	Old Dominion Freight Line Inc (a)		2,381,732
62,091	Raven Industries Inc		2,086,878
29,080	RBC Bearings Inc (a)		1,470,285
37,120	Rogers Corp (a)		1,767,654
51,912	Trimas Corp (a)		1,685,583
153,479	Vishay Intertechnology Inc (a)(b)		2,088,849
27,226	Wabtec Corp		2,780,047
38,220	Waste Connections Inc		1,375,156
42,448	Werner Enterprises Inc		1,024,695

			47,794,525

Shares			Value

Technology — 5.53%
215,277	Brocade Communications Systems Inc (a)	$	1,242,148
63,591	Magnachip Semiconductor Corp (a)		1,100,760
9,363	MicroStrategy Inc Class A (a)		946,412
59,267	Monotype Imaging Holdings Inc		1,407,591
83,072	QLogic Corp (a)		963,635
56,899	Semtech Corp (a)		2,013,656
51,563	SS&C Technologies Holdings Inc (a)		1,545,859
39,744	Synchronoss Technologies Inc (a)		1,233,256
134,134	Teradyne Inc (a)		2,175,654
62,556	Volterra Semiconductor Corp (a)		888,295

			13,517,266

Utilities — 4.19%
56,444	ALLETE Inc		2,766,885
13,331	ITC Holdings Corp		1,189,925
46,445	Middlesex Water Co		906,606
16,061	New Jersey Resources Corp		720,336
19,673	NorthWestern Corp		784,166
43,166	UGI Corp		1,657,143
56,221	UIL Holdings Corp		2,225,789

			10,250,850

TOTAL COMMON STOCK — 97.30% (Cost $166,741,181)		$	237,938,790

EXCHANGE TRADED FUNDS
12,986	iShares Russell 2000 Index Fund (b)		1,224,060

TOTAL EXCHANGE TRADED FUNDS — 0.50% (Cost $1,011,835)		$	1,224,060

Principal Amount

SHORT TERM INVESTMENTS
U.S. Government Agency — 2.57%
$6,275,000	Federal Home Loan Bank
	0.00%, 04/01/2013		6,275,000

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Principal Amount			Value

Short Term Investments— (continued)
Reverse Repurchase Agreements — 4.90%
$2,848,586	Undivided interest of 3.27% in a reverse repurchase agreement (principal amount/value $87,318,979 with a maturity value of $87,320,919) with Citigroup Global Markets Inc, 0.20%, dated 3/28/13, to be repurchased at $2,848,586 on 4/1/13, collateralized by U.S. Treasury Securities and various U.S. Government Agency Securities, 0.00% - 6.00%, 3/31/13 - 3/15/53, with a value of $89,065,387.	$	2,848,586

2,848,587	Undivided interest of 3.27% in a reverse repurchase agreement (principal amount/value $87,318,979 with a maturity value of $87,321,113) with RBC Capital Markets Corp, 0.22%, dated 3/28/13, to be repurchased at $2,848,587 on 4/1/13, collateralized by various U.S. Government Agency Securities, 2.50% - 4.00%, 7/1/27 - 4/1/43, with a value of $89,065,361.		2,848,587

599,665	Undivided interest of 3.42% in a reverse repurchase agreement (principal amount/value $17,567,939 with a maturity value of $17,568,251) with BNP Paribas Securities Corp, 0.16%, dated 3/28/13, to be repurchased at $599,665 on 4/1/13, collateralized by a U.S. Treasury Security, 2.25%, 5/31/14, with a value of $17,919,299.		599,665

Principal Amount			Value

Short Term Investments— (continued)
$2,848,586	Undivided interest of 3.42% in a reverse repurchase agreement (principal amount/value $83,454,503 with a maturity value of $83,456,172) with HSBC Securities (USA) Inc, 0.18%, dated 3/28/13, to be repurchased at $2,848,586 on 4/1/13, collateralized by various U.S. Government Agency Securities, 0.00% - 8.13%, 1/30/14 - 7/15/36, with a value of $85,124,231.	$	2,848,586

2,848,586	Undivided interest of 3.42% in a reverse repurchase agreement (principal amount/value $83,454,503 with a maturity value of $83,456,358) with Merrill Lynch, Pierce, Fenner & Smith, 0.20%, dated 3/28/13, to be repurchased at $2,848,586 on 4/1/13, collateralized by various U.S. Government Agency Securities, 0.00% - 6.50%, 4/25/13 - 1/1/47, with a value of $85,123,620.		2,848,586

			11,994,010

TOTAL SHORT TERM INVESTMENTS — 7.47% (Cost $18,269,010)		$	18,269,010

TOTAL INVESTMENTS — 105.27% (Cost $186,022,026)		$	257,431,860

OTHER ASSETS & LIABILITIES, NET — (5.27)%		$	(12,897,134)

TOTAL NET ASSETS — 100.00%		$	244,534,726

(a)	Non-income producing security.
(b)	A portion or all of the security is on loan at March 28, 2013.
REIT	Real Estate Investment Trust

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND

Notes to Schedule of Investments

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-four funds. Interests in the Great-West Loomis Sayles Small Cap Value Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek long-term capital growth. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Fund is determined as of the close of trading on each valuation date.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Domestic Common Stock	Exchange traded close or bid price.

Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair

  March 28, 2013

values based on significant market movement and various index data.

Exchange Traded Funds	Exchange traded close price.

Short Term Investments	Maturity date and credit quality.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of March 28, 2013, the inputs used to value the Fund’s investments are detailed in the following table. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

	Level 1	Level 2	Level 3	Total
Assets
Equity Investments:(a)
Domestic Common Stock	$235,367,880	$—	$—	$235,367,880
Exchange Traded Funds	1,224,060	—	—	1,224,060
Foreign Common Stock	2,570,910	—	—	2,570,910
Short Term Investments (a)	—	18,269,010	—	18,269,010

Total Investments	$239,162,850	$18,269,010	$0	$257,431,860

(a) Further breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments.

Risk Factors

Investing in the Fund may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Fund. These events may have adverse effects on the Fund such as a decline in the value and liquidity of many securities held by the Fund, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Fund’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Fund to be subject to larger short-term declines in value.

The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Exchange Traded Fund (ETF) shares can be bought and sold on the secondary market at market prices. Although, it is expected that the market price of an ETF share typically will approximate its NAV, there may be times when the market

  March 28, 2013

price and the NAV vary significantly. Thus, the Fund may pay more or less than NAV when it buys ETF shares on the secondary market, and the Fund may receive more or less than NAV when it sells those shares.

The Fund’s underlying ETF may invest in stocks, which may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the underlying ETF to be subject to larger short-term declines in value.

Reverse Repurchase Agreements

The Fund may engage in reverse repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a reverse repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A reverse repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in reverse repurchase agreement transactions and/or hold reverse repurchase agreement positions as a form of security lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2009 through 2012. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Application of Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund adopted ASU No. 2011-11 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2011-11 did not have an impact on the Fund’s financial position or the results of its operations.

  March 28, 2013

2. UNREALIZED APPRECIATION (DEPRECIATION)

At March 28, 2013, the U.S. Federal income tax cost basis was $186,343,197. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $74,505,851 and gross depreciation of securities in which there was an excess of tax cost over value of $3,417,188 resulting in net appreciation of $71,088,663.

3. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of March 28, 2013 the Fund had securities on loan valued at $11,695,928 and received collateral of $11,994,010 for such loan which was invested in reverse repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The reverse repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

  March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST MFS INTERNATIONAL GROWTH FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Shares			Value

COMMON STOCK
Basic Materials — 10.19%
42,955	Air Liquide SA (a)	$	5,224,622
71,039	Akzo Nobel NV (a)		4,513,567
500	Givaudan SA (a)		614,670
38,304	Linde AG (a)		7,135,197
90,190	Rio Tinto PLC (a)		4,247,324
88,800	Shin-Etsu Chemical Co Ltd (a)		5,889,458

			27,624,838

Communications — 3.84%
1,426,000	China Unicom Hong Kong Ltd (a)(b)		1,921,719
868	NTT DOCOMO Inc (a)(b)		1,290,341
407,604	Singapore Telecommunications Ltd (a)		1,181,803
30,290	Tim Participacoes SA ADR		662,745
335,341	WPP PLC (a)		5,354,014

			10,410,622

Consumer, Cyclical — 14.49%
503,950	Compass Group PLC (a)		6,446,371
76,260	Delphi Automotive PLC		3,385,944
139,000	Denso Corp (a)(b)		5,905,898
73,610	Hennes & Mauritz AB Class B (a)		2,636,277
175,000	Honda Motor Co Ltd (a)(b)		6,739,335
44,400	Lawson Inc (a)		3,409,107
2,496,400	Li & Fung Ltd (a)		3,450,981
32,145	LVMH Moet Hennessy Louis Vuitton SA (a)		5,522,845
25,210	Yum! Brands Inc		1,813,607

			39,310,365

Consumer, Non-cyclical — 26.24%
95,010	Bayer AG (a)		9,818,930
51,793	Beiersdorf AG (a)		4,786,949
80,378	Danone SA (a)		5,596,639
160,805	Diageo PLC (a)		5,065,855
857,719	Hays PLC (a)		1,261,679
97,466	Heineken NV (a)		7,351,526
28,229	Merck KGaA (a)		4,263,807
133,846	Nestle SA (a)		9,687,053
42,270	Pernod-Ricard SA (a)		5,268,452
134,723	Randstad Holding NV (a)(b)		5,530,056
72,746	Reckitt Benckiser Group PLC (a)		5,221,902
19,846	Roche Holding AG (a)		4,626,562
5,804	Sonova Holding AG (a)		697,022
26,590	Valeant Pharmaceuticals International Inc (c)		1,994,782

			71,171,214

Energy — 3.79%
209,114	BG Group PLC (a)		3,596,867
727	Inpex Corp (a)		3,915,462
27,865	Royal Dutch Shell PLC Class A (a)		903,270

Shares		Value

Energy — (continued)
61,105	Saipem SpA (a)	$1,878,088

		10,293,687

Financial — 21.99%
737,200	AIA Group Ltd (a)	3,241,268
335,285	Banco Santander SA (a)	2,271,439
591,198	Barclays PLC (a)	2,629,956
221,400	BM&FBovespa SA	1,488,965
277,000	DBS Group Holdings Ltd (a)	3,585,161
10,887	Deutsche Boerse AG (a)	660,439
56,530	Grupo Financiero Santander Mexico SAB de CV ADR Class B (c)	872,258
838,990	HSBC Holdings PLC (a)	8,950,437
94,580	ICICI Bank Ltd Sponsored ADR (b)	4,057,482
529,062	ING Groep NV (a)(c)	3,806,844
148,580	Itau Unibanco Holding SA ADR	2,644,724
111,579	Julius Baer Group Ltd (a)	4,348,517
7,827	Komercni Banka AS (a)	1,493,275
261,204	QBE Insurance Group Ltd (a)	3,692,757
109,289	Sberbank of Russia Sponsored ADR (c)	1,393,435
260,514	Standard Chartered PLC (a)	6,762,580
31,396	Swiss Re AG (a)	2,556,955
267,260	UBS AG (a)	4,109,715
33,520	Westpac Banking Corp (a)	1,078,724

		59,644,931

Industrial — 10.29%
62,760	Canadian National Railway Co	6,294,828
21,100	FANUC Corp (a)	3,248,779
804,000	Hon Hai Precision Industry Co Ltd (a)	2,237,545
159,700	Hoya Corp (a)	3,011,739
13,770	Kuehne + Nagel International AG (a)	1,503,378
73,858	Legrand SA (a)	3,222,256
74,811	Schneider Electric SA (a)	5,470,796
151,929	Smiths Group PLC (a)	2,907,460

		27,896,781

Technology — 8.30%
149,390	Amadeus IT Holding SA Class A (a)	4,049,684
82,050	Canon Inc (a)	3,015,337
34,220	Check Point Software Technologies Ltd (c)	1,607,998
13,687	Dassault Systemes SA (a)	1,583,587
4,106	Samsung Electronics Co Ltd GDR (a)(d)	2,765,509
63,001	SAP AG (a)	5,067,010

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST MFS INTERNATIONAL GROWTH FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Shares			Value

Technology — (continued)
256,677	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	$	4,412,278

			22,501,403

Utilities — 0.24%
12,909	Red Electrica Corp SA (a)		650,116

TOTAL COMMON STOCK — 99.37% (Cost $223,210,428)		$	269,503,957

Principal Amount

SHORT TERM INVESTMENTS
U.S. Government Agency — 2.68%
$7,256,000	Federal Home Loan Bank 0.00%, 04/01/2013		7,256,000

Reverse Repurchase Agreements — 5.46%
3,515,676	Undivided interest of 4.04% in a reverse repurchase agreement (principal amount/value $87,318,979 with a maturity value of $87,320,919) with Citigroup Global Markets Inc, 0.20%, dated 3/28/13, to be repurchased at $3,515,676 on 4/1/13, collateralized by U.S. Treasury Securities and various U.S. Government Agency Securities, 0.00% - 6.00%, 3/31/13 - 3/15/53, with a value of $89,065,387.		3,515,676

3,515,676	Undivided interest of 4.04% in a reverse repurchase agreement (principal amount/value $87,318,979 with a maturity value of $87,321,113) with RBC Capital Markets Corp, 0.22%, dated 3/28/13, to be repurchased at $3,515,676 on 4/1/13, collateralized by various U.S. Government Agency Securities, 2.50% - 4.00%, 7/1/27 - 4/1/43, with a value of $89,065,361.		3,515,676

Principal Amount			Value

$740,099	Undivided interest of 4.22% in a reverse repurchase agreement (principal amount/value $17,567,939 with a maturity value of $17,568,251) with BNP Paribas Securities Corp, 0.16%, dated 3/28/13, to be repurchased at $740,099 on 4/1/13, collateralized by a U.S. Treasury Security, 2.25%, 5/31/14, with a value of $17,919,299.	$	740,099

3,515,676	Undivided interest of 4.22% in a reverse repurchase agreement (principal amount/value $83,454,503 with a maturity value of $83,456,172) with HSBC Securities (USA) Inc, 0.18%, dated 3/28/13, to be repurchased at $3,515,676 on 4/1/13, collateralized by various U.S. Government Agency Securities, 0.00% - 8.13%, 1/30/14 - 7/15/36, with a value of $85,124,231.		3,515,676

3,515,676	Undivided interest of 4.22% in a reverse repurchase agreement (principal amount/value $83,454,503 with a maturity value of $83,456,358) with Merrill Lynch, Pierce, Fenner & Smith, 0.20%, dated 3/28/13, to be repurchased at $3,515,676 on 4/1/13, collateralized by various U.S. Government Agency Securities, 0.00% - 6.50%, 4/25/13 - 1/1/47, with a value of $85,123,620.		3,515,676

			14,802,803

TOTAL SHORT TERM INVESTMENTS — 8.14% (Cost $22,058,803)		$	22,058,803

TOTAL INVESTMENTS — 107.51% (Cost $245,269,231)		$	291,562,760

OTHER ASSETS & LIABILITIES, NET — (7.51)%		$	(20,363,972)

TOTAL NET ASSETS — 100.00%		$	271,198,788

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST MFS INTERNATIONAL GROWTH FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

(a)	Foreign security is fair valued under procedures adopted by the Board of Directors.
(b)	A portion or all of the security is on loan at March 28, 2013.
(c)	Non-income producing security.
(d)	Restricted security; at March 28, 2013, the aggregate cost and fair value of restricted securities was $1,815,037 and $2,765,509, respectively, representing 1.02% of net assets.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST MFS INTERNATIONAL GROWTH FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Summary of Investments by Country as of March 28, 2013.

Country		Value	Percentage of Fund Investments

Australia	$	4,771,481	1.64%
Brazil		4,796,434	1.65
Canada		8,289,610	2.84
Czech Republic		1,493,275	0.51
France		31,889,197	10.94
Germany		31,732,332	10.88
Hong Kong		8,613,968	2.96
India		4,057,482	1.39
Israel		1,607,998	0.55
Italy		1,878,088	0.64
Japan		36,425,456	12.49
Mexico		872,258	0.30
Netherlands		22,105,263	7.58
Russia		1,393,435	0.48
Singapore		4,766,964	1.64
South Korea		2,765,509	0.95
Spain		6,971,239	2.39
Sweden		2,636,277	0.90
Switzerland		28,143,872	9.65
Taiwan		6,649,823	2.28
United Kingdom		55,830,389	19.15
United States		23,872,410	8.19

Total	$	291,562,760	100.00%

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST MFS INTERNATIONAL GROWTH FUND

Notes to Schedule of Investments

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-four funds. Interests in the Great-West MFS International Growth Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek long-term growth of capital. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Fund is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Domestic Common Stock	Exchange traded close or bid price.

  March 28, 2013

Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Short Term Investments	Maturity date and credit quality.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. For this Fund, Level 2 securities include certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of March 28, 2013, the inputs used to value the Fund’s investments are detailed in the following table.

		Level 1		Level 2		Level 3		Total
Assets
Equity Investments: (a)
Domestic Common Stock	$	1,813,607	$	—	$	—	$	1,813,607
Foreign Common Stock		27,422,004		240,268,346		—		267,690,350
Short Term Investments (a)		—		22,058,803		—		22,058,803

Total Investments	$	29,235,611	$	262,327,149	$	0	$	291,562,760

(a)	Further breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments.

The Fund recognizes transfers between levels as of the beginning of the reporting period. As of March 28, 2013, the following transfers were recognized between valuation levels.

Investments	Fair Value of Transfer	Reason for Transfer

Consumer, Non-cyclical	$6,293,661	Transferred from Level 1 to Level 2 due to utilizing a foreign fair value price. As of the prior reporting period end, the security utilized a market closing price.

Risk Factors

Investing in the Fund may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Fund. These events may have adverse effects on the Fund such as a decline in the value and liquidity of many securities held by the Fund, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Fund’s ability to achieve its investment objective.

  March 28, 2013

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Fund to be subject to larger short-term declines in value.

The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Foreign Currency Translations and Transactions

The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Restricted Securities

The Fund may own certain investment securities which are restricted as to resale. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. These securities are deemed illiquid unless it is otherwise determined that such securities are liquid pursuant to the Board-approved guidelines established in the Great-West Funds’ Policy and Procedures regarding Liquidity.

Reverse Repurchase Agreements

The Fund may engage in reverse repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a reverse repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A reverse repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in reverse repurchase agreement transactions and/or hold reverse repurchase agreement positions as a form of security lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection.

  March 28, 2013

Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2009 through 2012. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Application of Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund adopted ASU No. 2011-11 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2011-11 did not have an impact on the Fund’s financial position or the results of its operations.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At March 28, 2013, the U.S. Federal income tax cost basis was $250,007,908. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $53,037,060 and gross depreciation of securities in which there was an excess of tax cost over value of $11,482,208 resulting in net appreciation of $41,554,852.

3. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of March 28, 2013 the Fund had securities on loan valued at $14,057,933 and received collateral of $14,802,803 for such loan which was invested in reverse repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The reverse repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

  March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST MFS INTERNATIONAL VALUE FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Shares				Value

COMMON STOCK
Basic Materials — 2.72%
	26,853	Brenntag AG (a)	$	4,198,938
	5,672	Givaudan SA (a)		6,972,812
	110,009	Symrise AG (a)		4,365,407

				15,537,157

Communications — 14.76%
	980,000	China Unicom Hong Kong Ltd (a)		1,320,677
	244,170	Deutsche Telekom AG (a)		2,584,865
	2,743	Fuji Media Holdings Inc (a)		4,768,983
	512,400	KDDI Corp (a)(b)		21,424,411
	192,061	Koninklijke KPN NV (a)(b)		646,906
	278,100	Nippon Television Holdings Inc (a)		4,124,243
	1,397,049	Nokia OYJ (a)(b)		4,544,508
	4,197	NTT DOCOMO Inc (a)(b)		6,239,125
	320,920	Pearson PLC (a)		5,769,518
	655,230	TDC A/S (a)		5,043,238
	5,766,603	Telecom Italia SpA (a)		3,555,303
	944,062	Telefonaktiebolaget LM Ericsson Class B (a)		11,826,924
	159,746	UBM PLC (a)		1,712,626
	3,818,625	Vodafone Group PLC (a)		10,833,185

				84,394,512

Consumer, Cyclical — 5.27%
	940,220	Compass Group PLC (a)		12,027,000
	1,951,283	Esprit Holdings Ltd (a)(b)		2,357,312
	97,200	Lawson Inc (a)		7,463,181
	24,300	Nintendo Co Ltd (a)(b)		2,626,770
	35,100	Sankyo Co Ltd (a)		1,643,420
	34,790	USS Co Ltd (a)(b)		4,001,087

				30,118,770

Consumer, Non-cyclical — 31.89%
	112,390	Bayer AG (a)		11,615,088
	270,165	Brambles Ltd (a)		2,395,400
	225,575	British American Tobacco PLC (a)		12,094,241
	412,570	Bunzl PLC (a)		8,137,243
	290,018	Danone SA (a)		20,193,663
	746,245	GlaxoSmithKline PLC (a)		17,469,248
	186,258	Heineken NV (a)		14,048,802
	64,900	Ito En Ltd (a)(b)		1,569,110
	405,900	Japan Tobacco Inc (a)		12,983,733
	515,100	Kao Corp (a)		16,659,323
	78,700	Kobayashi Pharmaceutical Co Ltd (a)		3,823,795
	86,800	Kose Corp (a)		2,020,407
	203,961	Nestle SA (a)		14,761,599
	71,700	Nihon Kohden Corp (a)		2,533,069
	122,720	Novartis AG (a)		8,746,495
	183,525	Reckitt Benckiser Group PLC (a)		13,173,914
	66,710	Roche Holding AG (a)		15,551,646
	97,500	Santen Pharmaceutical Co Ltd (a)		4,509,490

				182,286,266

Shares				Value

Energy — 4.56%
	1,312,722	BP PLC (a)	$	9,230,107
	754,869	Cairn Energy PLC (a)(c)		3,140,799
	422,581	Royal Dutch Shell PLC Class A (a)		13,698,354

				26,069,260

Financial — 18.33%
	278,411	Amlin PLC (a)		1,792,902
	5,298,350	Bank of Ireland (a)(c)		1,048,144
	283,885	Catlin Group Ltd (a)		2,250,886
	312,000	Chiba Bank Ltd (a)		2,249,083
	828,000	Daiwa Securities Group Inc (a)		5,869,407
	173,860	Delta Lloyd NV (a)		2,994,485
	318,048	Deutsche Wohnen AG (a)		5,785,899
	456,032	DNB ASA (a)		6,711,500
	19,796	Euler Hermes SA (a)		1,825,210
	116,512	GSW Immobilien AG (a)		4,613,712
	307,000	Hachijuni Bank Ltd (a)		1,839,220
	499,249	Hiscox Ltd (a)		4,179,264
	1,361,516	HSBC Holdings PLC (a)		14,524,802
	165,984	IG Group Holdings PLC (a)		1,348,672
	530,692	ING Groep NV (a)(c)		3,818,573
	186,059	Jardine Lloyd Thompson Group PLC (a)		2,407,381
	441,000	Joyo Bank Ltd (a)		2,460,069
	74,310	Julius Baer Group Ltd (a)		2,896,049
	30,720	Jyske Bank A/S (a)(c)		1,048,407
	460,200	North Pacific Bank Ltd (a)		1,556,571
	196,700	Sony Financial Holdings Inc (a)		2,941,985
	148,100	Sumitomo Mitsui Financial Group Inc (a)		6,075,783
	101,769	Swiss Re AG (a)		8,288,277
	50,060	Sydbank A/S (a)(c)		1,026,923
	288,490	TAG Immobilien AG		3,302,333
	873,466	UniCredit SpA (a)(c)		3,749,313
	164,384	Unione di Banche Italiane SCPA (a)		608,930
	27,151	Zurich Insurance Group AG (a)		7,579,193

				104,792,973

Industrial — 7.98%
	1,525,547	Cobham PLC (a)		5,647,449
	17,075	Geberit AG (a)		4,210,255
	91,800	Glory Ltd (a)		2,199,593
	517,552	Halma PLC (a)		4,077,695
	34,100	Hirose Electric Co Ltd (a)		4,500,142
	156,921	Legrand SA (a)		6,846,106
	17,378	Schindler Holding AG (a)		2,548,922
	104,153	Spectris PLC (a)		3,886,987
	289,000	Venture Corp Ltd (a)		2,019,394
	534,800	Yamato Holdings Co Ltd (a)		9,700,504

				45,637,047

Technology — 7.77%
	314,310	Amadeus IT Holding SA Class A (a)		8,520,357
	48,024	ASM International NV (a)		1,596,422

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST MFS INTERNATIONAL VALUE FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Shares			Value

Technology — (continued)
211,200	Canon Inc (a)	$	7,761,598
322,911	Computershare Ltd (a)		3,443,549
79,166	Neopost SA (a)(b)		4,749,181
262,700	Nomura Research Institute Ltd (a)		6,784,266
17,070	Obic Co Ltd (a)		3,958,048
442,280	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR		7,602,793

			44,416,214

TOTAL COMMON STOCK — 93.28% (Cost $456,414,121)		$	533,252,199

PREFERRED STOCK
Consumer, Non-cyclical — 2.27%
134,813	Henkel AG & Co KGaA (a)		12,988,067

TOTAL PREFERRED STOCK — 2.27% (Cost $8,489,964)		$	12,988,067

Contract Value

PURCHASED OPTIONS
6,995,000	Euro Dollar Call, strike price 112.50, expiration November 2013 (c)		616,167
471,033,920	Japanese Yen Put, strike price 98.50, expiration January 2014 (c)		107,476
794,782,738	Japanese Yen Put, strike price 85.70, expiration July 2013 (c)		852,516

			1,576,159

TOTAL PURCHASED OPTIONS — 0.27% (Cost $303,250)		$	1,576,159

Principal Amount

SHORT TERM INVESTMENTS
U.S. Government Agency Obligations — 3.41%
$19,498,000	Federal Home Loan Bank 0.00%, 04/01/2013		19,498,000

Principal Amount			Value

Short Term Investments— (continued)
Reverse Repurchase Agreements — 5.58%
$7,575,514	Undivided interest of 8.70% in a reverse repurchase agreement (principal amount/value $87,318,979 with a maturity value of $87,320,919) with Citigroup Global Markets Inc, 0.20%, dated 3/28/13, to be repurchased at $7,575,514 on 4/1/13, collateralized by U.S. Treasury Securities and various U.S. Government Agency Securities, 0.00% - 6.00%, 3/31/13 - 3/15/53, with a value of $89,065,387.	$	7,575,514

7,575,515	Undivided interest of 8.70% in a reverse repurchase agreement (principal amount/value $87,318,979 with a maturity value of $87,321,113) with RBC Capital Markets Corp, 0.22%, dated 3/28/13, to be repurchased at $7,575,515 on 4/1/13, collateralized by various U.S. Government Agency Securities, 2.50% - 4.00%, 7/1/27 - 4/1/43, with a value of $89,065,361.		7,575,515

1,594,755	Undivided interest of 9.10% in a reverse repurchase agreement (principal amount/value $17,567,939 with a maturity value of $17,568,251) with BNP Paribas Securities Corp, 0.16%, dated 3/28/13, to be repurchased at $1,594,755 on 4/1/13, collateralized by a U.S. Treasury Security, 2.25%, 5/31/14, with a value of $17,919,299.		1,594,755

7,575,514	Undivided interest of 9.10% in a reverse repurchase agreement (principal amount/value $83,454,503 with a maturity value of $83,456,172) with HSBC Securities (USA) Inc, 0.18%, dated 3/28/13, to be repurchased at $7,575,514 on 4/1/13, collateralized by various U.S. Government Agency Securities, 0.00% - 8.13%, 1/30/14 - 7/15/36, with a value of $85,124,231.		7,575,514

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST MFS INTERNATIONAL VALUE FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

	Principal Amount		Value

	Short Term Investments— (continued)
$ 7,575,514	Undivided interest of 9.10% in a reverse repurchase agreement (principal amount/value $83,454,503 with a maturity value of $83,456,358) with Merrill Lynch, Pierce, Fenner & Smith, 0.20%, dated 3/28/13, to be repurchased at $7,575,514 on 4/1/13, collateralized by various U.S. Government Agency Securities, 0.00% - 6.50%, 4/25/13 - 1/1/47, with a value of $85,123,620.	$	7,575,514

			31,896,812

	TOTAL SHORT TERM INVESTMENTS — 8.99% (Cost $51,394,812)	$	51,394,812

	TOTAL INVESTMENTS — 104.81% (Cost $516,602,147)	$	599,211,237

	OTHER ASSETS & LIABILITIES, NET — (4.81)%	$	(27,523,493)

	TOTAL NET ASSETS — 100.00%	$	571,687,744

(a)	Foreign security is fair valued under procedures adopted by the Board of Directors.
(b)	A portion or all of the security is on loan at March 28, 2013.
(c)	Non-income producing security.
ADR	American Depositary Receipt

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST MFS INTERNATIONAL VALUE FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Summary of Investments by Country as of March 28, 2013.

Country	Value	Percentage of Fund Investments

Australia	$ 5,838,949	0.98%
Bermuda	6,430,150	1.07
Denmark	7,118,568	1.19
Finland	4,544,508	0.76
France	33,614,160	5.61
Germany	49,454,309	8.25
Hong Kong	3,677,989	0.61
Ireland	2,760,770	0.46
Italy	7,913,546	1.32
Japan	155,138,932	25.89
Netherlands	36,803,542	6.14
Norway	6,711,500	1.12
Singapore	2,019,394	0.34
Spain	8,520,357	1.42
Sweden	11,826,924	1.97
Switzerland	71,555,248	11.94
Taiwan	7,602,793	1.27
United Kingdom	126,177,310	21.06
United States	51,502,288	8.60

Total	$599,211,237	100.00%

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST MFS INTERNATIONAL VALUE FUND

Notes to Schedule of Investments

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-four funds. Interests in the Great-West MFS International Value Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek long-term growth of capital. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Fund is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

  March 28, 2013

Class	Inputs

Equity Investments:
Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Preferred Stock

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.

Derivative Investments:
Purchased Options	Cash rates, futures and swap rates, FX spot and forward curve, FX volatilities, interest rates, net present value of cash flows.

Short Term Investments	Maturity date and credit quality.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. For this Fund, Level 2 securities include certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of March 28, 2013, the inputs used to value the Fund’s investments are detailed in the following table.

	Level 1	Level 2	Level 3	Total
Assets
Equity Investments:(a)
Foreign Common Stock	$10,905,126	$522,347,073	$—	$533,252,199
Preferred Stock	—	12,988,067	—	12,988,067
Derivative Investments:
Purchased Options	—	1,576,159	—	1,576,159
Short Term Investments (a)	—	51,394,812	—	51,394,812

Total Investments	$10,905,126	$588,306,111	$0	$599,211,237

(a)	Further breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments.

  March 28, 2013

The Fund recognizes transfers between levels as of the beginning of the reporting period. As of March 28, 2013, the following transfers were recognized between valuation levels.

Investments	Fair Value of Transfer	Reason for Transfer

Consumer, Non-cyclical	$20,193,663	Transferred from Level 1 to Level 2 due to utilizing a foreign fair value price. As of the prior reporting period end, the security utilized a market closing price.

Risk Factors

Investing in the Fund may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Fund. These events may have adverse effects on the Fund such as a decline in the value and liquidity of many securities held by the Fund, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Fund’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Fund to be subject to larger short-term declines in value.

The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Foreign Currency Translations and Transactions

The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Options

As part of its investment strategy the Fund purchases options. When the Fund purchases a put or call option, the premium paid is recorded as an investment and its value is marked-to-market daily. When options expire, are exercised or are closed.

Reverse Repurchase Agreements

The Fund may engage in reverse repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a reverse repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A reverse repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

  March 28, 2013

The Fund, along with certain other funds of Great-West Funds, may invest in reverse repurchase agreement transactions and/or hold reverse repurchase agreement positions as a form of security lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2009 through 2012. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Application of Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund adopted ASU No. 2011-11 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2011-11 did not have an impact on the Fund’s financial position or the results of its operations.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At March 28, 2013, the U.S. Federal income tax cost basis was $518,679,753. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $93,339,180 and gross depreciation of securities in which there was an excess of tax cost over value of $12,807,696 resulting in net appreciation of $80,531,484.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency, or index at a specified price at a specified date or within a specified period of time. Purchased call options are used to seek to reduce exposure to an anticipated increase in the dollar cost of securities or currency to be acquired, or to increase the Fund’s exposure to an underlying instrument. Purchased put options are used to seek to reduce exposure to a decline in the value of Fund securities or currency. The risk in purchasing an option is that the Fund pays a premium whether or not the option is exercised. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market or, for over-the-counter options, because of the counterparty’s inability or unwillingness to perform. The Fund held an average notional value of $1,965,023,837 on options for the reporting period.

  March 28, 2013

4. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of March 28, 2013 the Fund had securities on loan valued at $30,387,238 and received collateral of $31,896,812 for such loan which was invested in reverse repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The reverse repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

  March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST MONEY MARKET FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Principal Amount			Value

Asset-Backed Securities — 0.01%
U.S. Government Agency Obligations — 0.01%
$39,388	Federal Home Loan Mortgage Corp Float Series T20, Class A7 0.50%, 12/25/2029(a)	$	39,388

TOTAL ASSET-BACKED SECURITIES — 0.01% (Cost $39,388)		$	39,388

BONDS AND NOTES
U.S. Government Agency Obligations — 3.40%
15,000,000	Federal Home Loan Bank 0.20%, 04/30/2013		15,001,301

U.S. Treasury Bonds and Notes — 2.15%
	United States Treasury Note/Bond
3,600,000	2.50%, 03/31/2013		3,600,451
1,900,000	1.75%, 04/15/2013		1,901,157
4,000,000	1.00%, 07/15/2013		4,009,133

			9,510,741

TOTAL BONDS AND NOTES — 5.55% (Cost $24,512,042)		$	24,512,042

SHORT TERM INVESTMENTS
Foreign Government Obligations — 4.14%
18,295,000	International Bank for Reconstruction & Development 0.01%, 04/01/2013		18,294,985

U.S. Government Agency Obligations — 80.59%
	Federal Farm Credit Banks Funding Corp
10,000,000	0.11%, 04/08/2013		9,999,694
30,000,000	0.09%, 04/26/2013		29,997,900
	Federal Home Loan Bank
35,000,000	0.05%, 04/01/2013		34,999,854
20,000,000	0.05%, 04/15/2013		19,999,528
	Federal Home Loan Mortgage Corp
3,600,000	0.04%, 04/01/2013		3,599,988
9,324,000	0.05%, 04/02/2013		9,323,948
3,100,000	0.06%, 04/03/2013		3,099,974
11,868,000	0.11%, 05/13/2013		11,866,368

Principal Amount			Value

Short Term Investments— (continued)
	Federal National Mortgage Association
$63,495,000	0.06%, 04/03/2013	$	63,494,471
2,251,000	0.07%, 04/08/2013		2,250,956
33,195,000	0.10%, 05/01/2013		33,192,111
11,600,000	0.12%, 05/08/2013		11,598,453
5,000,000	0.09%, 05/29/2013		4,999,280
	Tennessee Valley Authority
20,000,000	0.10%, 04/18/2013		19,998,889
2,400,000	0.11%, 06/06/2013		2,399,494
	U.S. Treasury Bills
30,000,000	0.07%, 04/04/2013		29,999,643
65,000,000	0.09%, 06/06/2013		64,988,475

			355,809,026

Repurchase Agreements — 9.97%
22,000,000	Repurchase agreement (principal amount/value $22,000,000 with a maturity value of $22,000,391) with Merrill Lynch, Pierce, Fenner & Smith, 0.16%, dated 3/28/13, to be repurchased at $22,000,391 on 4/1/13, collateralized by U.S. Treasury Securities, 0.25% - 2.00%, 4/30/14 - 1/15/26, with a value of $22,440,095.		22,000,000

22,000,000	Repurchase agreement (principal amount/value $22,000,000 with a maturity value of $22,000,440) with Credit Suisse, 0.18%, dated 3/28/13, to be repurchased at $22,000,440 on 4/1/13, collateralized by a U.S. Treasury Security, 0.63%, 9/30/17, with a value of $22,444,062.		22,000,000

			44,000,000

TOTAL SHORT TERM INVESTMENTS — 94.70% (Cost $418,104,011)		$	418,104,011

TOTAL INVESTMENTS — 100.26% (Cost $442,655,441)		$	442,655,441

OTHER ASSETS & LIABILITIES, NET — (0.26)%		$	(1,128,108)

TOTAL NET ASSETS — 100.00%		$	441,527,333

(a)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 28, 2013.

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST MONEY MARKET FUND

Notes to Schedule of Investments

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-four funds. Interests in the Great-West Money Market Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek as high a level of current income as is consistent with the preservation of capital and liquidity. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Fund is determined as of the close of trading on each valuation date.

Investments held by the Fund are valued at the amortized cost method of valuation permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under the amortized cost method, which does not take into account unrealized capital gains or losses, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of March 28, 2013, 100% of the Fund’s investments are valued using amortized cost. Amortized cost closely approximates a security’s current fair value, but since the value is not derived from a quoted price in an active market, amortized securities are considered to be valued using Level 2 inputs. A breakdown of the Fund’s investment classifications is included in the Schedule of Investments. The Fund recognizes transfers as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

  March 28, 2013

Risk Factors

Investing in the Fund may involve certain risks including, but not limited to, the following.

Changing interest rates, changes in credit quality of the issuers, changes in credit ratings of the securities and general market conditions may affect the value and liquidity of securities held by the Fund. Changes in credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the Fund could cause the values of these securities to decline.

Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

Reverse Repurchase Agreements

The Fund may engage in reverse repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a reverse repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A reverse repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Dividends

Dividends from net investment income of the Fund, if any, are declared daily and paid monthly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection.

Interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2009 through 2012. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Application of Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund adopted ASU No. 2011-11 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2011-11 did not have an impact on the Fund’s financial position or the results of its operations.

  March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM EQUITY INCOME FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Shares			Value

COMMON STOCK
Basic Materials — 3.87%
47,340	Ashland Inc	$	3,517,362
27,800	Celanese Corp Class A		1,224,590
79,900	Freeport-McMoRan Copper & Gold Inc		2,644,690
71,890	International Paper Co		3,348,636
78,600	LyondellBasell Industries NV Class A		4,974,594

			15,709,872

Communications — 10.24%
73,100	AT&T Inc		2,682,039
68,000	CenturyLink Inc		2,388,840
328,550	Cisco Systems Inc		6,869,981
248,550	Comcast Corp Class A		9,847,551
168,130	Interpublic Group of Cos Inc		2,190,734
35,230	McGraw-Hill Cos Inc		1,834,778
51,900	Symantec Corp (a)		1,280,892
93,510	Time Warner Inc		5,388,046
54,630	Verizon Communications Inc		2,685,065
224,800	Vodafone Group PLC Sponsored ADR		6,386,568

			41,554,494

Consumer, Cyclical — 6.19%
23,660	Autoliv Inc (b)		1,635,852
72,600	CVS Caremark Corp		3,992,274
50,600	Delphi Automotive PLC		2,246,640
117,560	Ford Motor Co		1,545,914
99,900	Hasbro Inc (b)		4,389,606
20,900	Johnson Controls Inc		732,963
26,400	McDonald’s Corp		2,631,816
85,520	TRW Automotive Holdings Corp (a)		4,703,600
68,300	Walgreen Co		3,256,544

			25,135,209

Consumer, Non-cyclical — 21.30%
35,235	ADT Corp		1,724,401
123,500	Altria Group Inc		4,247,165
120,200	Baxter International Inc		8,731,328
25,900	Bunge Ltd		1,912,197
133,800	Cigna Corp		8,345,106
96,700	Coca-Cola Enterprises Inc		3,570,164
71,250	Covidien PLC		4,833,600
65,000	Dr Pepper Snapple Group Inc		3,051,750
203,600	Eli Lilly & Co		11,562,444
111,230	Johnson & Johnson		9,068,582
43,700	Kraft Foods Group Inc		2,251,861
57,200	Kroger Co		1,895,608
103,300	Merck & Co Inc		4,568,959
287,090	Pfizer Inc		8,285,417
41,550	Philip Morris International Inc		3,852,101
12,100	Pinnacle Foods Inc (a)		268,741
63,300	St Jude Medical Inc		2,559,852
57,600	UnitedHealth Group Inc		3,295,296

Shares			Value

Consumer, Non-cyclical — (continued)
32,400	Zimmer Holdings Inc	$	2,437,128

			86,461,700

Energy — 13.58%
15,600	Apache Corp		1,203,696
1,800	Chevron Corp		213,876
25,600	Eni SpA Sponsored ADR		1,149,184
86,800	Exxon Mobil Corp		7,821,548
31,500	Hess Corp		2,255,715
378,500	Marathon Oil Corp		12,763,020
107,600	Marathon Petroleum Corp		9,640,960
11,600	Noble Energy Inc		1,341,656
8,600	Occidental Petroleum Corp		673,982
139,190	Royal Dutch Shell PLC ADR Class A		9,069,620
15,450	Total SA (c)		737,945
182,100	Valero Energy Corp		8,283,729

			55,154,931

Financial — 22.92%
96,700	American International Group Inc (a)		3,753,894
20,200	American Tower Corp REIT		1,553,784
47,100	Aon PLC		2,896,650
203,700	Bank of America Corp		2,481,066
49,300	Capital One Financial Corp		2,709,035
175,200	Charles Schwab Corp		3,099,288
227,953	Citigroup Inc		10,084,641
66,600	CME Group Inc		4,088,574
31,800	Discover Financial Services		1,425,912
14,740	Everest Re Group Ltd		1,914,136
20,700	Hartford Financial Services Group Inc		534,060
43,700	Hatteras Financial Corp REIT		1,198,691
70,400	Invesco Ltd		2,038,784
220,800	JPMorgan Chase & Co		10,479,168
223,830	MetLife Inc		8,510,017
466,183	MFA Financial Inc REIT		4,344,825
48,650	PartnerRe Ltd		4,529,801
34,016	Popular Inc (a)		939,182
134,120	State Street Corp		7,925,151
118,300	US Bancorp		4,013,919
122,710	Validus Holdings Ltd		4,585,673
116,210	Wells Fargo & Co		4,298,608
37,700	Willis Group Holdings PLC		1,488,773
137,744	XL Group PLC		4,173,643

			93,067,275

Industrial — 8.01%
43,200	General Dynamics Corp		3,046,032
40,000	Honeywell International Inc		3,014,000
45,660	L-3 Communications Holdings Inc		3,694,807
129,310	Northrop Grumman Corp		9,071,097
30,900	Owens Corning (a)		1,218,387
21,200	Raytheon Co		1,246,348
51,600	Sealed Air Corp		1,244,076

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM EQUITY INCOME FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Shares			Value

Industrial — (continued)
22,400	Stanley Black & Decker Inc	$	1,813,728
34,900	Thermo Fisher Scientific Inc		2,669,501
70,370	Tyco International Ltd		2,251,840
35,000	United Technologies Corp		3,270,050

			32,539,866

Technology — 6.62%
6,900	Apple Inc		3,054,147
53,440	Dun & Bradstreet Corp (b)		4,470,256
160,400	EMC Corp (a)		3,831,956
63,600	Fidelity National Information Services Inc		2,519,832
103,800	Intel Corp		2,268,030
6,800	KLA-Tencor Corp		358,632
76,311	NXP Semiconductor NV (a)		2,309,171
58,500	Oracle Corp		1,891,890
64,428	SanDisk Corp (a)		3,543,540
74,200	Texas Instruments Inc		2,632,616

			26,880,070

Utilities — 3.79%
59,800	Ameren Corp		2,094,196
52,300	American Electric Power Co Inc		2,543,349
120,000	Calpine Corp (a)		2,472,000
24,500	Edison International		1,232,840
71,400	FirstEnergy Corp		3,013,080
32,100	NextEra Energy Inc		2,493,528
49,600	NRG Energy Inc		1,313,904
7,100	PPL Corp		222,301

			15,385,198

TOTAL COMMON STOCK — 96.52% (Cost $316,317,571)		$	391,888,615

Principal Amount

CONVERTIBLE BONDS
Financial — 0.44%
1,805,000	MGIC Investment Corp 5.00%, 05/01/2017		1,782,437

Industrial — 0.34%
528,000	WESCO International Inc 6.00%, 09/15/2029		1,386,990

TOTAL CONVERTIBLE BONDS — 0.78% (Cost $2,523,294)		$	3,169,427

Shares			Value

CONVERTIBLE PREFERRED STOCK
Financial — 0.92%
296,020	2010 Swift Mandatory Common Exchange Security Trust(d)(e) , 6.00%	$	3,714,133

Utilities — 1.50%
109,058	PPL Corp, 8.75%		6,108,339

TOTAL CONVERTIBLE PREFERRED STOCK — 2.42% (Cost $9,670,322)		$	9,822,472

PREFERRED STOCK
Basic Materials — 0.10%
18,499	ArcelorMittal		388,479

TOTAL PREFERRED STOCK — 0.10% (Cost $462,475)		$	388,479

Principal Amount

SHORT TERM INVESTMENTS
U.S. Government Agency — 0.16%
$670,000	Federal Home Loan Bank
	0.00%, 04/01/2013		670,000

Reverse Repurchase Agreements — 2.44%
2,349,731	Undivided interest of 2.70% in a reverse repurchase agreement (principal amount/value $87,318,979 with a maturity value of $87,320,919) with Citigroup Global Markets Inc, 0.20%, dated 3/28/13, to be repurchased at $2,349,731 on 4/1/13, collateralized by U.S. Treasury Securities and various U.S. Government Agency Securities, 0.00% - 6.00%, 3/31/13 - 3/15/53, with a value of $89,065,387.		2,349,731

2,349,730	Undivided interest of 2.70% in a reverse repurchase agreement (principal amount/value $87,318,979 with a maturity value of $87,321,113) with RBC Capital Markets Corp, 0.22%, dated 3/28/13, to be repurchased at $2,349,730 on 4/1/13, collateralized by various U.S. Government Agency Securities, 2.50% - 4.00%, 7/1/27 - 4/1/43, with a value of $89,065,361.		2,349,730

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM EQUITY INCOME FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Principal Amount			Value

Short Term Investments— (continued)
$494,648	Undivided interest of 2.82% in a reverse repurchase agreement (principal amount/value $17,567,939 with a maturity value of $17,568,251) with BNP Paribas Securities Corp, 0.16%, dated 3/28/13, to be repurchased at $494,648 on 4/1/13, collateralized by a U.S. Treasury Security, 2.25%, 5/31/14, with a value of $17,919,299.	$	494,648

2,349,731	Undivided interest of 2.82% in a reverse repurchase agreement (principal amount/value $83,454,503 with a maturity value of $83,456,172) with HSBC Securities (USA) Inc, 0.18%, dated 3/28/13, to be repurchased at $2,349,731 on 4/1/13, collateralized by various U.S. Government Agency Securities, 0.00% - 8.13%, 1/30/14 - 7/15/36, with a value of $85,124,231.		2,349,731

Principal Amount			Value

Short Term Investments— (continued)
$2,349,731	Undivided interest of 2.82% in a reverse repurchase agreement (principal amount/value $83,454,503 with a maturity value of $83,456,358) with Merrill Lynch, Pierce, Fenner & Smith, 0.20%, dated 3/28/13, to be repurchased at $2,349,731 on 4/1/13, collateralized by various U.S. Government Agency Securities, 0.00% - 6.50%, 4/25/13 - 1/1/47, with a value of $85,123,620.	$	2,349,731

			9,893,571

TOTAL SHORT TERM INVESTMENTS — 2.60% (Cost $10,563,571)		$	10,563,571

TOTAL INVESTMENTS — 102.42% (Cost $339,537,233)		$	415,832,564

OTHER ASSETS & LIABILITIES, NET — (2.42)%		$	(9,835,228)

TOTAL NET ASSETS — 100.00%		$	405,997,336

(a)	Non-income producing security.
(b)	A portion or all of the security is on loan at March 28, 2013.
(c)	Foreign security is fair valued under procedures adopted by the Board of Directors.
(d)	Restricted security; at March 28, 2013, the aggregate cost and fair value of restricted securities was $3,780,374 and $3,714,133, respectively, representing 0.91% of net assets.
(e)	Illiquid security; at March 28, 2013, the aggregate cost and fair value of illiquid securities was $3,780,374 and $3,714,133, respectively, representing 0.91% of net assets.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM EQUITY INCOME FUND

Notes to Schedule of Investments

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-four funds. Interests in the Great-West Putnam Equity Income Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek capital growth and current income. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Fund is determined as of the close of trading on each valuation date.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Fixed income investments are valued using evaluated bid prices from approved pricing services, or in the event a price is not available from a pricing service, may be model priced or priced on the basis of quotations from brokers or dealers.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

  March 28, 2013

Class	Inputs

Fixed Income Investments:
Convertible Bonds

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.

Equity Investments:
Domestic Common Stock	Exchange traded close or bid price.

Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Convertible Preferred Stock, Preferred Stock

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.

Short Term Investments	Maturity date and credit quality.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of March 28, 2013, the inputs used to value the Fund’s investments are detailed in the following table. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments:
Convertible Bonds (a)	$—	$3,169,427	$—	$3,169,427
Equity Investments:(a)
Convertible Preferred Stock	—	9,822,472	—	9,822,472
Domestic Common Stock	335,765,743	—	—	335,765,743
Foreign Common Stock	55,384,927	737,945	—	56,122,872
Preferred Stock	—	388,479	—	388,479
Short Term Investments (a)	—	10,563,571	—	10,563,571

Total Investments	$391,150,670	$24,681,894	$0	$415,832,564

(a)	Further breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments.

  March 28, 2013

Risk Factors

Investing in the Fund may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Fund. These events may have adverse effects on the Fund such as a decline in the value and liquidity of many securities held by the Fund, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Fund’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Fund to be subject to larger short-term declines in value.

The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities.

Reverse Repurchase Agreements

The Fund may engage in reverse repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a reverse repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A reverse repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in reverse repurchase agreement transactions and/or hold reverse repurchase agreement positions as a form of security lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Restricted and Illiquid Securities

The Fund may own certain investment securities which are restricted as to resale. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. These securities are deemed illiquid unless it is otherwise determined that such securities are liquid pursuant to the Board-approved guidelines established in Great-West Funds’ Policy and Procedures regarding Liquidity.

The Fund may own certain investment securities that have been deemed illiquid because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term.

Foreign Currency Translations and Transactions

The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

  March 28, 2013

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection.

Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal and Colorado tax returns remain open for the fiscal years ended 2011 and 2012.

Application of Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund adopted ASU No. 2011-11 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2011-11 did not have an impact on the Fund’s financial position or the results of its operations.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At March 28, 2013, the U.S. Federal income tax cost basis was $340,096,419. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $77,757,253 and gross depreciation of securities in which there was an excess of tax cost over value of $2,021,108 resulting in net appreciation of $75,736,145.

3. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in

  March 28, 2013

securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of March 28, 2013 the Fund had securities on loan valued at $9,787,796 and received collateral of $9,893,571 for such loan which was invested in reverse repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The reverse repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

  March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Principal Amount			Value

BANK LOANS
$59,700	Academy Ltd (a) 3.55%, 08/03/2018	$	60,362
135,000	Aot Bedding TLB (a) 4.04%, 08/29/2019		136,688
219,450	Ardent Health Services (a) 5.55%, 05/02/2018		222,742
190,000	Asurion TL (a) 9.79%, 08/07/2019		203,537
141,383	Burlington Coat Factory Warehouse (a) 5.04%, 02/23/2017		142,996
70,661	Cengage Learning Acquisitions Inc (a) 3.03%, 07/03/2014		54,277
552,931	Clear Channel Communications 4.83%, 01/29/2016		489,517
179,550	Compucom Systems Inc (a) 5.53%, 09/19/2018		181,345
154,612	Dematic (a)(b) 4.28%, 11/30/2019		155,708
60,707	Dynegy Inc (a) 8.06%, 08/04/2016		63,135
222,574	Emergency Medical Services Corp (a) 4.06%, 04/05/2018		223,186
381,483	FTS International Inc (a) 7.30%, 05/06/2016		361,614
	Golden Nugget Inc (a)
82,633	2.05%, 06/30/2014		79,782
46,891	2.05%, 06/30/2014		45,273
	Harrahs Operating Co Inc (a)
58,050	7.80%, 10/15/2016		59,138
842,300	5.54%, 01/28/2018		779,759
305,000	Heinz Co (a)(b) 2.81%, 03/27/2019		307,592
168,727	Infor Us Inc (a) 5.28%, 03/16/2018		171,539
55,000	Istar Financial Inc (a) 6.04%, 03/19/2017		58,300
181,762	J Crew Group (a) 3.80%, 01/26/2018		183,671
74,624	Kinetic Concepts Inc 4.55%, 05/04/2018 (a)		75,883
	Leap Wireless International Inc (a)
94,763	3.78%, 09/24/2019		95,266
545,000	3.54%, 02/22/2020		548,066
329,175	Lucent Technologies Inc (a) 6.54%, 12/04/2018		334,044
410,463	Motor City TLB (a) 5.05%, 02/01/2017		413,542
	Neiman Marcus Group Inc
180,000	3.79%, 05/16/2018 (a)		180,337
155,000	3.80%, 05/16/2018 (a)		155,291
555,000	Nuveen Investments Inc (a) 7.29%, 03/01/2019		570,262
297,726	Par Pharmaceutical (a) 4.05%, 08/02/2019		297,912
260,000	Plains Exploration & Production Co 3.29%, 09/04/2019 (a)		260,093

Principal Amount			Value

$75,000	Quintiles Transnational Corp 7.50%, 02/22/2017	$	76,688
225,000	Rite Aid Corp (a)(b) 5.05%, 08/01/2020		232,875
235,000	Springleaf Finance Corp (a) 4.55%, 04/28/2017		236,322
245,000	Sram LLC (a) 7.28%, 12/07/2018		248,675
335,000	Tervita Corp (a) 5.30%, 01/24/2018		338,350
1,270,119	Texas Competitive Electric Holdings Co (a) 3.85%, 10/10/2017		900,514
	Tomkins Air (b)
119,700	4.04%, 11/30/2018 (a)		121,346
170,000	8.29%, 05/31/2020 (a)		174,463
	Travelport LLC (a)
98,858	4.96%, 08/23/2015		98,301
31,142	4.96%, 08/23/2015		30,967
180,000	9.79%, 11/22/2015		184,050
270,000	Tronox Inc (a)(b) 3.79%, 02/26/2020		273,279
80,448	Univision Communications (a) 4.55%, 10/25/2017		80,812
135,000	Vantage Drilling Co (a)(b) 4.78%, 03/28/2019		135,675

TOTAL BANK LOANS — 4.38% (Cost $9,977,592)		$	10,043,174

BONDS AND NOTES
Basic Materials — 6.39%
	ArcelorMittal (a)
275,000	10.35%, 06/01/2019		347,269
140,000	7.50%, 10/15/2039		143,850
475,000	Ashland Inc (c) 4.75%, 08/15/2022		482,062
30,000	Axiall Corp (c) 4.88%, 05/15/2023		30,525
135,000	Boise Cascade LLC / Boise Cascade Finance Corp (c) 6.38%, 11/01/2020		143,269
	Celanese US Holdings LLC
425,000	5.88%, 06/15/2021		463,250
175,000	4.63%, 11/15/2022		175,438
355,000	Compass Minerals International Inc 8.00%, 06/01/2019		385,175
40,000	Eagle Spinco Inc (c) 4.63%, 02/15/2021		40,700
380,000	Edgen Murray Corp (c) 8.75%, 11/01/2020		394,250
100,000	Eldorado Gold Corp (c) 6.13%, 12/15/2020		103,750
530,000	Ferro Corp 7.88%, 08/15/2018		549,875
255,000	FMG Resources August 2006 Pty Ltd (c) 6.88%, 02/01/2018		268,069

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Principal Amount			Value

Basic Materials — (continued)
$640,000	8.25%, 11/01/2019	$	690,400
140,000	6.88%, 04/01/2022		146,650
180,000	Hexion US Finance Corp 6.63%, 04/15/2020 (c)		180,451
	Hexion US Finance Corp / Hexion Nova Scotia Finance ULC
370,000	8.88%, 02/01/2018 (b)(c)		382,950
225,000	9.00%, 11/15/2020		213,750
	Huntsman International LLC
410,000	8.63%, 03/15/2020		458,175
315,000	4.88%, 11/15/2020 (c)(d)		317,363
60,000	8.63%, 03/15/2021		67,500
525,000	IAMGOLD Corp (c) 6.75%, 10/01/2020		505,312
	Ineos Finance PLC (c)
200,000	9.00%, 05/15/2015		210,500
270,000	7.50%, 05/01/2020		293,962
245,000	INEOS Group Holdings SA EUR, 7.88%, 02/15/2016		316,410
70,000	Inmet Mining Corp (c) 7.50%, 06/01/2021		75,775
	LyondellBasell Industries NV
725,000	5.00%, 04/15/2019		819,250
690,000	6.00%, 11/15/2021		817,650
290,000	5.75%, 04/15/2024		340,025
	Momentive Performance Materials Inc
230,000	8.88%, 10/15/2020		236,900
70,000	10.00%, 10/15/2020		70,000
100,000	EUR, 9.50%, 01/15/2021		94,857
	New Gold Inc (c)
140,000	7.00%, 04/15/2020		150,500
90,000	6.25%, 11/15/2022		94,275
360,000	Nufarm Australia Ltd (c) 6.38%, 10/15/2019		369,000
35,000	Orion Engineered Carbons Bondco GmbH (b)(c) 9.63%, 06/15/2018		38,938
275,000	Perstorp Holding AB (c) 8.75%, 05/15/2017		290,812
65,000	PetroLogistics LP / PetroLogistics Finance Corp (b)(c) 6.25%, 04/01/2020		65,406
290,000	PolyOne Corp (c) 5.25%, 03/15/2023		292,175
220,000	PQ Corp (b)(c) 8.75%, 05/01/2018		234,300
220,000	Ryerson Inc / Joseph T Ryerson & Son Inc (c) 9.00%, 10/15/2017		240,350
200,000	Smurfit Kappa Acquisitions (c) 4.88%, 09/15/2018		204,000
300,000	Smurfit Kappa Treasury Funding Ltd 7.50%, 11/20/2025		330,000
	Steel Dynamics Inc
55,000	6.13%, 08/15/2019 (c)		59,400
290,000	7.63%, 03/15/2020		321,900
40,000	6.38%, 08/15/2022 (c)		43,200
245,000	5.25%, 04/15/2023 (b)(c)		248,369

Principal Amount			Value

Basic Materials — (continued)
$120,000	Taminco Acquisition Corp (c) 9.13%, 12/15/2017	$	121,200
410,000	Taminco Global Chemical Corp (c) 9.75%, 03/31/2020		456,125
600,000	TPC Group Inc (c) 8.75%, 12/15/2020		625,500
525,000	Tronox Finance LLC (c) 6.38%, 08/15/2020		509,250
185,000	US Coatings Acquisition Inc / Flash Dutch 2 BV (c) 7.38%, 05/01/2021		194,712
30,000	Verso Paper Holdings LLC / Verso Paper Inc 8.75%, 02/01/2019		14,175

			14,668,949

Communications — 15.17%
115,000	Affinion Group Holdings Inc 11.63%, 11/15/2015		73,025
	Affinion Group Inc (d)
415,000	11.50%, 10/15/2015		362,088
370,000	7.88%, 12/15/2018		292,300
	Avaya Inc (c)
615,000	7.00%, 04/01/2019		601,162
155,000	10.50%, 03/01/2021 (b)		147,638
145,000	Bresnan Broadband Holdings LLC (c) 8.00%, 12/15/2018		158,050
	Cablevision Systems Corp
280,000	8.63%, 09/15/2017		326,200
80,000	7.75%, 04/15/2018		89,700
45,000	8.00%, 04/15/2020		50,625
	CCO Holdings LLC / CCO Holdings Capital Corp
215,000	7.00%, 01/15/2019		231,663
135,000	7.38%, 06/01/2020		149,681
230,000	6.50%, 04/30/2021		243,225
70,000	6.63%, 01/31/2022		75,075
1,020,000	5.25%, 09/30/2022		1,002,150
115,000	5.13%, 02/15/2023		111,550
80,000	CenturyLink Inc 5.63%, 04/01/2020		81,800
65,000	Cequel Communications Holdings I LLC / Cequel Capital Corp (c) 6.38%, 09/15/2020		67,438
	Cincinnati Bell Inc
185,000	8.25%, 10/15/2017		196,100
60,000	8.75%, 03/15/2018		59,550
65,000	8.38%, 10/15/2020		67,600
	Clear Channel Communications Inc
625,000	9.00%, 12/15/2019 (c)		600,781
110,000	9.00%, 03/01/2021		102,713
	Clear Channel Worldwide Holdings Inc
670,000	7.63%, 03/15/2020		699,312
280,000	6.50%, 11/15/2022 (c)		295,400
270,000	Clearwire Communications LLC / Clearwire Finance Inc (c) 12.00%, 12/01/2015		291,263

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Principal Amount			Value

Communications — (continued)
$100,000	12.00%, 12/01/2017	$	117,000
	Cricket Communications Inc
260,000	7.75%, 05/15/2016		271,375
365,000	7.75%, 10/15/2020 (d)		364,088
265,000	Crown Castle International Corp 5.25%, 01/15/2023		269,638
520,000	CSC Holdings LLC 6.75%, 11/15/2021		583,050
320,000	Cumulus Media Holdings Inc(d) 7.75%, 05/01/2019		328,800
150,000	CyrusOne LP / CyrusOne Finance Corp(c) 6.38%, 11/15/2022		157,125
	Digicel Group Ltd (c)
100,000	10.50%, 04/15/2018		111,250
520,000	8.25%, 09/30/2020		551,200
155,000	Digicel Ltd(c) 8.25%, 09/01/2017		163,913
	DISH DBS Corp
15,000	7.13%, 02/01/2016		16,669
480,000	7.88%, 09/01/2019		568,800
420,000	6.75%, 06/01/2021		466,200
220,000	Entercom Radio LLC 10.50%, 12/01/2019		253,000
135,000	Equinix Inc 7.00%, 07/15/2021		149,850
	Frontier Communications Corp
15,000	8.25%, 04/15/2017		17,550
335,000	8.13%, 10/01/2018		381,900
500,000	8.50%, 04/15/2020		566,250
280,000	9.25%, 07/01/2021		321,300
105,000	7.63%, 04/15/2024		108,019
385,000	Gray Television Inc 7.50%, 10/01/2020		410,987
375,000	Griffey Intermediate Inc / Griffey Finance Sub LLC (c) 7.00%, 10/15/2020		382,500
	Hughes Satellite Systems Corp
450,000	6.50%, 06/15/2019		493,875
425,000	7.63%, 06/15/2021		486,094
	Intelsat Jackson Holdings SA
135,000	7.25%, 10/15/2020		148,331
355,000	7.50%, 04/01/2021		394,937
315,000	6.63%, 12/15/2022 (c)		333,506
	Intelsat Luxembourg SA
245,000	11.25%, 02/04/2017		260,925
1,985,312	11.50%, 02/04/2017		2,108,401
735,000	7.75%, 06/01/2021 (b)(c)		747,862
445,000	8.13%, 06/01/2023 (b)(c)		452,231
	Lamar Media Corp
35,000	7.88%, 04/15/2018 (d)		38,106
270,000	5.88%, 02/01/2022		292,275
	Level 3 Financing Inc
135,000	9.38%, 04/01/2019		151,362
40,000	8.13%, 07/01/2019		44,000
420,000	7.00%, 06/01/2020 (c)		439,950
350,000	8.63%, 07/15/2020		390,250
110,000	LIN Television Corp (c) 6.38%, 01/15/2021		117,150

Principal Amount			Value

Communications — (continued)
$200,000	Lynx I Corp (c) 5.38%, 04/15/2021	$	208,000
200,000	Lynx II Corp (c) 6.38%, 04/15/2023		209,500
	Mediacom LLC / Mediacom Capital Corp
60,000	9.13%, 08/15/2019		66,975
540,000	7.25%, 02/15/2022		594,000
	MetroPCS Wireless Inc
370,000	7.88%, 09/01/2018 (d)		404,225
405,000	6.25%, 04/01/2021 (c)		412,087
440,000	6.63%, 04/01/2023 (c)		447,700
265,000	Nexstar Broadcasting Inc (c) 6.88%, 11/15/2020		279,575
135,000	Nexstar Broadcasting Inc / Mission Broadcasting Inc 8.88%, 04/15/2017		148,500
	Nielsen Finance LLC / Nielsen Finance Co
45,000	7.75%, 10/15/2018		49,950
535,000	4.50%, 10/01/2020 (c)		534,331
	NII Capital Corp
80,000	10.00%, 08/15/2016 (d)		71,800
160,000	8.88%, 12/15/2019		120,400
528,000	7.63%, 04/01/2021		380,160
110,000	NII International Telecom Sarl (c) 11.38%, 08/15/2019		114,950
455,000	PAETEC Holding Corp 9.88%, 12/01/2018		522,112
	Quebecor Media Inc (c)
140,000	CAD, 7.38%, 01/15/2021		149,874
355,000	5.75%, 01/15/2023		362,100
380,000	Qwest Corp 6.75%, 12/01/2021		437,530
	SBA Telecommunications Inc
152,000	8.25%, 08/15/2019		167,580
70,000	5.75%, 07/15/2020 (c)		72,800
	Sinclair Television Group Inc (c)
395,000	5.38%, 04/01/2021 (b)		392,037
115,000	6.13%, 10/01/2022		120,463
	Sprint Capital Corp
645,000	6.88%, 11/15/2028		659,512
90,000	8.75%, 03/15/2032		107,325
	Sprint Nextel Corp
715,000	6.00%, 12/01/2016		775,775
200,000	9.13%, 03/01/2017		236,500
420,000	8.38%, 08/15/2017		488,775
475,000	9.00%, 11/15/2018 (c)		587,219
760,000	7.00%, 08/15/2020		836,000
335,000	Syniverse Holdings Inc 9.13%, 01/15/2019		367,662
150,000	Unitymedia Hessen GmbH & Co KG / Unitymedia NRW GmbH (c) 7.50%, 03/15/2019		164,063
	Univision Communications Inc (c)
380,000	7.88%, 11/01/2020		418,000
255,000	8.50%, 05/15/2021		275,400
	Videotron Ltd
130,000	CAD, 6.88%, 07/15/2021		141,409
535,000	5.00%, 07/15/2022		543,025

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Principal Amount			Value

Communications — (continued)
	Virgin Media Finance PLC
$200,000	4.88%, 02/15/2022	$	202,500
200,000	5.25%, 02/15/2022		203,250
	West Corp/Old
220,000	8.63%, 10/01/2018		238,700
115,000	7.88%, 01/15/2019		122,475
665,000	WideOpenWest Finance LLC / WideOpenWest Capital Corp (b)(c) 10.25%, 07/15/2019		739,812
290,000	Wind Acquisition Finance SA (c) 7.25%, 02/15/2018		301,963
371,274	Wind Acquisition Holdings Finance SA (c) 12.25%, 07/15/2017		386,125
	Windstream Corp
285,000	7.88%, 11/01/2017		325,613
35,000	8.13%, 09/01/2018		38,325
210,000	7.75%, 10/01/2021		228,900
170,000	6.38%, 08/01/2023 (c)		168,725
155,000	XM Satellite Radio Inc (c) 7.63%, 11/01/2018		171,081

			34,830,591

Consumer, Cyclical — 14.57%
25,000	Academy Ltd / Academy Finance Corp (c) 9.25%, 08/01/2019		28,188
320,000	AMC Entertainment Inc 9.75%, 12/01/2020		369,200
930,000	American Axle & Manufacturing Inc 7.75%, 11/15/2019		1,027,650
500,000	American Casino & Entertainment Properties LLC / ACEP Finance Corp 11.00%, 06/15/2014		503,750
	AutoNation Inc
45,000	6.75%, 04/15/2018		51,188
70,000	5.50%, 02/01/2020		75,950
	Beazer Homes USA Inc
205,000	8.13%, 06/15/2016		221,912
80,000	6.63%, 04/15/2018		86,400
185,000	9.13%, 06/15/2018 (c)		189,525
545,000	Bon-Ton Department Stores Inc 10.63%, 07/15/2017		545,681
300,000	Boyd Gaming Corp (d) 9.13%, 12/01/2018		318,187
445,000	Brookfield Residential Properties Inc (c) 6.50%, 12/15/2020		476,150
175,000	Burger King Corp 9.88%, 10/15/2018		201,031
255,000	Burlington Coat Factory Warehouse Corp 10.00%, 02/15/2019		283,050
125,000	Burlington Holdings LLC / Burlington Holding Finance Inc (c) 9.00%, 02/15/2018		126,875

Principal Amount			Value

Consumer, Cyclical — (continued)
	Caesars Entertainment Operating Co Inc
$490,000	11.25%, 06/01/2017	$	521,237
115,000	10.00%, 12/15/2018		78,344
985,000	Caesars Operating Escrow LLC / Caesars Escrow Corp (c) 9.00%, 02/15/2020		991,156
125,000	Carmike Cinemas Inc 7.38%, 05/15/2019		137,188
315,000	Carrols Restaurant Group Inc 11.25%, 05/15/2018		354,769
170,000	CCM Merger Inc (c) 9.13%, 05/01/2019		174,250
	Cedar Fair LP / Canada’s Wonderland Co / Magnum Management Corp
95,000	9.13%, 08/01/2018		106,400
200,000	5.25%, 03/15/2021 (c)		198,750
100,000	Choice Hotels International Inc 5.75%, 07/01/2022		111,000
625,000	Chrysler Group LLC / CG Co-Issuer Inc 8.25%, 06/15/2021		697,656
	Cinemark USA Inc
5,000	8.63%, 06/15/2019		5,519
265,000	7.38%, 06/15/2021		296,137
160,000	5.13%, 12/15/2022 (c)		160,800
	CityCenter Holdings LLC / CityCenter Finance Corp
225,000	7.63%, 01/15/2016		241,594
472,822	10.75%, 01/15/2017 (d)		522,468
123,770	CKE Inc(c) 10.50%, 03/14/2016		130,888
	Claire’s Stores Inc
235,000	8.88%, 03/15/2019 (d)		247,925
690,000	9.00%, 03/15/2019 (c)		779,700
100,000	6.13%, 03/15/2020 (c)		102,500
340,000	Dave & Buster’s Inc 11.00%, 06/01/2018		384,625
295,000	Delphi Corp 5.00%, 02/15/2023		311,962
685,000	DineEquity Inc 9.50%, 10/30/2018		780,900
415,000	Exide Technologies (d) 8.63%, 02/01/2018		356,381
	Ferrellgas LP / Ferrellgas Finance Corp
160,000	9.13%, 10/01/2017		171,600
115,000	6.50%, 05/01/2021		118,738
185,000	Fontainebleau Las Vegas Holdings LLC (c)(e)(f) 10.25%, 06/15/2015		116
	General Motors Corp (g)(h)
145,000	45.24%, 07/15/2023		2,175
120,000	21.80%, 07/15/2033		1,800
345,000	Great Canadian Gaming Corp (c) CAD, 6.63%, 07/25/2022		354,051
	Hanesbrands Inc
96,000	8.00%, 12/15/2016		104,040
85,000	6.38%, 12/15/2020		92,544

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Principal Amount			Value

Consumer, Cyclical — (continued)
	HD Supply Inc
$300,000	7.50%, 07/15/2020 (c)	$	315,750
675,000	11.50%, 07/15/2020		799,875
185,000	10.50%, 01/15/2021		192,400
	Isle of Capri Casinos Inc
285,000	7.75%, 03/15/2019		309,937
170,000	8.88%, 06/15/2020		184,875
365,000	5.88%, 03/15/2021 (c)		365,000
200,000	Jaguar Land Rover Automotive PLC (c) 5.63%, 02/01/2023		207,750
130,000	Jo-Ann Stores Holdings Inc (c) 9.75%, 10/15/2019		136,500
465,000	Jo-Ann Stores Inc (c) 8.13%, 03/15/2019		485,925
	K Hovnanian Enterprises Inc (c)
160,000	7.25%, 10/15/2020		177,200
70,000	9.13%, 11/15/2020		77,963
	L Brands Inc
175,000	6.63%, 04/01/2021		197,750
200,000	5.63%, 02/15/2022		212,000
175,000	Landry’s Holdings II Inc (c) 10.25%, 01/01/2018		183,312
350,000	Landry’s Inc (c) 9.38%, 05/01/2020		377,125
110,000	Lennar Corp (c) 4.75%, 11/15/2022		107,800
335,000	Libbey Glass Inc 6.88%, 05/15/2020		361,381
455,000	M/I Homes Inc 8.63%, 11/15/2018		505,050
54,000	Macy’s Retail Holdings Inc (a) 7.88%, 07/15/2015		62,298
	MGM Resorts International
130,000	6.88%, 04/01/2016		141,375
590,000	7.63%, 01/15/2017		654,900
135,000	8.63%, 02/01/2019		157,275
320,000	6.75%, 10/01/2020 (c)		339,200
65,000	6.63%, 12/15/2021		68,169
135,000	7.75%, 03/15/2022		149,850
173,000	Michaels Stores Inc 11.38%, 11/01/2016		181,003
835,813	MTR Gaming Group Inc 11.50%, 08/01/2019		867,156
453,000	Navistar International Corp (d) 8.25%, 11/01/2021		461,494
455,000	Neiman Marcus Group Inc 7.13%, 06/01/2028		469,787
540,000	New Academy Finance Co LLC / New Academy Finance Corp (c) 8.00%, 06/15/2018		558,900
210,000	Penske Automotive Group Inc (c) 5.75%, 10/01/2022		218,925
65,000	Petco Animal Supplies Inc (c) 9.25%, 12/01/2018		71,663
160,000	Petco Holdings Inc (c) 8.50%, 10/15/2017		165,000
275,000	Pinnacle Entertainment Inc 8.63%, 08/01/2017		291,844

Principal Amount			Value

Consumer, Cyclical — (continued)
$720,000	Pittsburgh Glass Works LLC (c) 8.50%, 04/15/2016	$	732,600
	PulteGroup Inc
300,000	7.63%, 10/15/2017		351,750
190,000	7.88%, 06/15/2032		209,950
330,000	6.00%, 02/15/2035		316,800
80,000	QVC Inc(c) 7.38%, 10/15/2020		88,576
	Regal Entertainment Group
430,000	9.13%, 08/15/2018 (d)		482,675
145,000	5.75%, 02/01/2025		142,463
	Rite Aid Corp
370,000	7.50%, 03/01/2017		380,637
245,000	9.50%, 06/15/2017 (d)		256,944
60,000	10.25%, 10/15/2019		69,150
455,000	9.25%, 03/15/2020 (d)		513,581
155,000	8.00%, 08/15/2020		175,150
270,000	RSI Home Products Inc (c) 6.88%, 03/01/2018		274,050
325,000	Sabre Holdings Corp 8.35%, 03/15/2016		357,500
830,000	Sabre Inc (c) 8.50%, 05/15/2019		900,550
	Schaeffler Finance BV
600,000	8.50%, 02/15/2019 (c)		682,500
100,000	EUR, 8.75%, 02/15/2019		144,210
82,000	Sealy Mattress Co (c) 10.88%, 04/15/2016		86,716
215,000	Six Flags Entertainment Corp (c) 5.25%, 01/15/2021		215,269
167,000	Suburban Propane Partners LP/Suburban Energy Finance Corp 7.38%, 08/01/2021		184,117
580,000	Taylor Morrison Communities Inc / Monarch Communities Inc (c) 7.75%, 04/15/2020		622,050
250,000	Tempur-Pedic International Inc (c) 6.88%, 12/15/2020		266,875
	Tenneco Inc
145,000	7.75%, 08/15/2018		159,500
305,000	6.88%, 12/15/2020		335,119
175,000	Toys R Us Property Co I LLC 10.75%, 07/15/2017		188,344
250,000	Toys R Us Property Co II LLC 8.50%, 12/01/2017		264,062
	Travelport LLC
450,000	9.88%, 09/01/2014		452,250
110,000	11.88%, 09/01/2016		93,500
420,016	6.31%, 12/01/2016 (a)(b)(c)		386,415
85,000	Travelport LLC / Travelport Inc 9.00%, 03/01/2016		85,319
	TRW Automotive Inc (c)
265,000	7.25%, 03/15/2017		306,406
100,000	4.50%, 03/01/2021		101,500
35,000	Wok Acquisition Corp (c) 10.25%, 06/30/2020		37,450

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Principal Amount			Value

Consumer, Cyclical — (continued)
$439,000	Yonkers Racing Corp (c) 11.38%, 07/15/2016	$	470,827

			33,433,187

Consumer, Non-cyclical — 11.77%
205,000	Acadia Healthcare Co Inc (b)(c) 6.13%, 03/15/2021		211,663
140,000	ACE Cash Express Inc (c) 11.00%, 02/01/2019		138,950
215,000	Amsurg Corp (c) 5.63%, 11/30/2020		226,288
105,000	Ashtead Capital Inc (c) 6.50%, 07/15/2022		114,056
	Avis Budget Car Rental LLC / Avis Budget Finance Inc
125,000	8.25%, 01/15/2019		138,594
65,000	9.75%, 03/15/2020		76,701
155,000	5.50%, 04/01/2023 (b)(c)		154,613
215,000	Aviv Healthcare Properties LP / Aviv Healthcare Capital Corp 7.75%, 02/15/2019		231,125
300,000	Biomet Inc (c) 6.50%, 08/01/2020		318,375
255,000	Capella Healthcare Inc 9.25%, 07/01/2017		276,038
320,000	Capsugel FinanceCo SCA (c) EUR, 9.88%, 08/01/2019		461,467
455,000	CDRT Holding Corp (c) 9.25%, 10/01/2017		472,062
325,000	Cenveo Corp (d) 8.88%, 02/01/2018		325,000
	Ceridian Corp
410,000	11.25%, 11/15/2015		423,325
366,050	12.25%, 11/15/2015		378,404
300,000	8.88%, 07/15/2019 (c)		349,125
340,000	11.00%, 03/15/2021 (b)(c)		363,800
	CHS/Community Health Systems Inc
670,000	5.13%, 08/15/2018		701,825
115,000	8.00%, 11/15/2019		127,363
110,000	Constellation Brands Inc 6.00%, 05/01/2022		120,175
1,000,000	ConvaTec Healthcare E SA (c) 10.50%, 12/15/2018		1,112,500
	Dean Foods Co
130,000	7.00%, 06/01/2016		143,975
260,000	9.75%, 12/15/2018		300,950
50,000	Del Monte Corp 7.63%, 02/15/2019		51,875
45,000	Dole Food Co Inc (c) 8.00%, 10/01/2016		46,800
130,000	Elizabeth Arden Inc 7.38%, 03/15/2021		144,463
330,000	Emergency Medical Services Corp 8.13%, 06/01/2019		362,175
125,000	Endo Health Solutions Inc 7.00%, 07/15/2019		133,594
260,000	ESAL GmbH (c) 6.25%, 02/05/2023		261,300

Principal Amount			Value

Consumer, Non-cyclical — (continued)
$185,000	Fresenius Medical Care US Finance II Inc (c) 5.63%, 07/31/2019	$	203,038
470,000	Hawk Acquisition Sub Inc (b)(c) 4.25%, 10/15/2020		470,587
	HCA Inc
220,000	8.50%, 04/15/2019		242,825
1,235,000	6.50%, 02/15/2020		1,393,234
100,000	7.88%, 02/15/2020		110,500
55,000	7.50%, 02/15/2022		63,250
155,000	HDTFS Inc 6.25%, 10/15/2022		168,175
415,000	Health Net Inc 6.38%, 06/01/2017		444,050
	Hertz Corp
165,000	7.50%, 10/15/2018		182,119
425,000	5.88%, 10/15/2020		448,375
110,000	Hertz Holdings Netherlands BV (c) EUR, 8.50%, 07/31/2015		148,759
475,000	IASIS Healthcare LLC / IASIS Capital Corp 8.38%, 05/15/2019		499,344
640,000	Igloo Holdings Corp (c) 8.25%, 12/15/2017		655,200
285,000	Interactive Data Corp 10.25%, 08/01/2018		323,475
	Iron Mountain Inc
85,000	7.75%, 10/01/2019		94,456
30,000	8.00%, 06/15/2020		31,425
135,000	8.38%, 08/15/2021		148,331
135,000	Jaguar Holding Co I (c) 9.38%, 10/15/2017		144,956
630,000	Jaguar Holding Co II / Jaguar Merger Sub Inc (c) 9.50%, 12/01/2019		722,925
50,000	Jarden Corp EUR, 7.50%, 01/15/2020		67,938
	JBS USA LLC / JBS USA Finance Inc
50,000	11.63%, 05/01/2014		55,375
80,000	8.25%, 02/01/2020 (c)		87,400
470,000	7.25%, 06/01/2021 (c)		492,325
	Kinetic Concepts Inc / KCI USA Inc
785,000	10.50%, 11/01/2018		849,762
170,000	12.50%, 11/01/2019		167,450
420,000	Lender Processing Services Inc 5.75%, 04/15/2023		437,850
100,000	Michael Foods Group Inc 9.75%, 07/15/2018		111,250
380,000	MultiPlan Inc (c) 9.88%, 09/01/2018		422,275
430,000	Novelis Inc 8.75%, 12/15/2020		484,825
	PHH Corp
120,000	9.25%, 03/01/2016		140,100
270,000	7.38%, 09/01/2019		305,100
115,000	Post Holdings Inc 7.38%, 02/15/2022		125,781
185,000	Prestige Brands Inc 8.25%, 04/01/2018		201,650

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Principal Amount			Value

Consumer, Non-cyclical — (continued)
$395,000	Revlon Consumer Products Corp (c) 5.75%, 02/15/2021	$	396,481
	Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
130,000	7.13%, 04/15/2019		139,588
350,000	7.88%, 08/15/2019		385,875
835,000	9.88%, 08/15/2019		915,369
145,000	5.75%, 10/15/2020		147,719
250,000	Rural/Metro Corp (c) 10.13%, 07/15/2019		254,375
	Service Corp International
50,000	7.00%, 05/15/2019		54,250
290,000	7.50%, 04/01/2027		321,900
600,000	Sky Growth Acquisition Corp (c) 7.38%, 10/15/2020		634,500
195,000	Smithfield Foods Inc 6.63%, 08/15/2022		212,550
	Spectrum Brands Escrow Corp (b)(c)
20,000	6.38%, 11/15/2020		21,475
15,000	6.63%, 11/15/2022		16,275
	Spectrum Brands Inc
325,000	9.50%, 06/15/2018		368,062
447,000	6.75%, 03/15/2020		482,201
150,000	Stewart Enterprises Inc 6.50%, 04/15/2019		160,125
	Surgical Care Affiliates Inc (c)
218,100	8.88%, 07/15/2015		220,826
170,000	10.00%, 07/15/2017		177,013
155,000	Teleflex Inc 6.88%, 06/01/2019		167,788
	Tenet Healthcare Corp
265,000	6.25%, 11/01/2018		294,150
415,000	8.88%, 07/01/2019		466,875
95,000	4.50%, 04/01/2021 (c)		93,100
	United Rentals North America Inc
70,000	5.75%, 07/15/2018		75,863
285,000	9.25%, 12/15/2019		324,900
505,000	7.63%, 04/15/2022		564,337
65,000	6.13%, 06/15/2023		69,550
170,000	United Surgical Partners International Inc 9.00%, 04/01/2020		192,525
	Valeant Pharmaceuticals International (c)
330,000	6.50%, 07/15/2016		344,437
20,000	6.75%, 10/01/2017		21,475
300,000	6.88%, 12/01/2018		322,312
20,000	7.00%, 10/01/2020		21,550
45,000	VPI Escrow Corp (c) 6.38%, 10/15/2020		47,419
195,000	Wells Enterprises Inc (c) 6.75%, 02/01/2020		205,725
285,000	YCC Holdings LLC / Yankee Finance Inc (d) 10.25%, 02/15/2016		293,906

			27,025,182

Principal Amount			Value

Energy — 10.79%
	Access Midstream Partners LP / ACMP Finance Corp
$230,000	5.88%, 04/15/2021	$	243,800
100,000	6.13%, 07/15/2022		107,250
540,000	4.88%, 05/15/2023		533,250
	Alpha Natural Resources Inc
135,000	6.00%, 06/01/2019 (d)		124,538
120,000	6.25%, 06/01/2021		108,000
	Arch Coal Inc
165,000	7.00%, 06/15/2019		148,913
105,000	7.25%, 10/01/2020		94,500
95,000	Atlas Pipeline Partners LP / Atlas Pipeline Finance Corp (c) 6.63%, 10/01/2020		99,038
115,000	Atwood Oceanics Inc 6.50%, 02/01/2020		125,063
190,000	Aurora USA Oil & Gas Inc (c) 9.88%, 02/15/2017		208,525
385,000	Basic Energy Services Inc 7.75%, 02/15/2019		393,662
550,000	Carrizo Oil & Gas Inc 8.63%, 10/15/2018		602,250
	Chaparral Energy Inc
495,000	9.88%, 10/01/2020		571,725
385,000	8.25%, 09/01/2021		436,012
	Chesapeake Energy Corp
490,000	9.50%, 02/15/2015		553,700
55,000	EUR, 6.25%, 01/15/2017		75,437
100,000	6.13%, 02/15/2021 (d)		106,375
100,000	5.75%, 03/15/2023		101,375
225,000	Chesapeake Oilfield Operating LLC / Chesapeake Oilfield Finance Inc (c) 6.63%, 11/15/2019		231,750
90,000	Comstock Resources Inc 8.38%, 10/15/2017		95,625
	Concho Resources Inc
215,000	6.50%, 01/15/2022		234,350
280,000	5.50%, 10/01/2022		291,200
70,000	5.50%, 04/01/2023		72,625
205,000	Connacher Oil & Gas Ltd (c) 8.50%, 08/01/2019		134,788
	CONSOL Energy Inc
410,000	8.00%, 04/01/2017		442,800
530,000	8.25%, 04/01/2020		586,975
445,000	Continental Resources Inc/OK 5.00%, 09/15/2022		472,812
	Crosstex Energy LP / Crosstex Energy Finance Corp
430,000	8.88%, 02/15/2018		465,475
85,000	7.13%, 06/01/2022 (c)		90,100
	Denbury Resources Inc
195,000	8.25%, 02/15/2020		218,400
90,000	6.38%, 08/15/2021		98,100
330,000	ED Smith Inc (e)(f)(g) 0.00%, 06/01/2019		413
	El Paso LLC
195,000	7.00%, 06/15/2017		223,027
100,000	7.80%, 08/01/2031		111,158
360,000	7.75%, 01/15/2032		402,897

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Principal Amount			Value

Energy — (continued)
$445,000	Energy Transfer Equity LP 7.50%, 10/15/2020	$	512,862
550,000	EP Energy LLC / EP Energy Finance Inc 9.38%, 05/01/2020		635,250
	EP Energy LLC / Everest Acquisition Finance Inc
95,000	6.88%, 05/01/2019		104,025
70,000	7.75%, 09/01/2022 (d)		77,350
375,000	EPE Holdings LLC / EP Energy Bond Co Inc (c) 8.13%, 12/15/2017		393,750
460,000	EXCO Resources Inc 7.50%, 09/15/2018		435,275
145,000	Forbes Energy Services Ltd 9.00%, 06/15/2019		140,650
235,000	FTS International Services LLC / FTS International Bonds Inc (a)(c) 8.13%, 11/15/2018		246,162
435,000	Goodrich Petroleum Corp 8.88%, 03/15/2019		450,225
180,000	Gulfport Energy Corp (c) 7.75%, 11/01/2020		189,900
835,000	Halcon Resources Corp (c) 8.88%, 05/15/2021		899,712
	Hercules Offshore Inc (c)
120,000	7.13%, 04/01/2017		129,300
265,000	10.50%, 10/15/2017		287,525
115,000	Hiland Partners LP / Hiland Partners Finance Corp (c) 7.25%, 10/01/2020		125,638
275,000	Key Energy Services Inc 6.75%, 03/01/2021		286,687
565,000	Kodiak Oil & Gas Corp 8.13%, 12/01/2019		638,450
	Laredo Petroleum Inc
505,000	9.50%, 02/15/2019		570,650
85,000	7.38%, 05/01/2022		93,075
530,000	Linn Energy LLC / Linn Energy Finance Corp (c) 6.25%, 11/01/2019		541,925
190,000	Lone Pine Resources Canada Ltd (d) 10.38%, 02/15/2017		170,050
	MEG Energy Corp (c)
300,000	6.50%, 03/15/2021		319,500
135,000	6.38%, 01/30/2023		140,400
215,000	Milagro Oil & Gas Inc (b) 10.50%, 05/15/2016		167,700
	Newfield Exploration Co
165,000	6.88%, 02/01/2020		176,962
410,000	5.75%, 01/30/2022		438,700
200,000	5.63%, 07/01/2024		206,500
100,000	NGPL PipeCo LLC (c) 9.63%, 06/01/2019		112,000
310,000	Northern Oil & Gas Inc 8.00%, 06/01/2020		323,175
145,000	Oasis Petroleum Inc 6.88%, 01/15/2023		159,500

Principal Amount			Value

Energy — (continued)
	Offshore Group Investment Ltd (c)
$520,000	7.50%, 11/01/2019	$	551,200
310,000	7.13%, 04/01/2023 (b)		316,975
	Peabody Energy Corp
60,000	7.38%, 11/01/2016		68,400
110,000	6.00%, 11/15/2018		116,875
105,000	6.50%, 09/15/2020		111,825
585,000	PetroBakken Energy Ltd (c) 8.63%, 02/01/2020		596,700
	Plains Exploration & Production Co
115,000	7.63%, 04/01/2020		129,663
340,000	6.75%, 02/01/2022		378,675
	Quicksilver Resources Inc
65,000	8.25%, 08/01/2015 (a)		63,944
235,000	11.75%, 01/01/2016		239,700
	Range Resources Corp
45,000	6.75%, 08/01/2020		49,500
95,000	5.00%, 08/15/2022		96,900
395,000	Regency Energy Partners LP / Regency Energy Finance Corp 5.50%, 04/15/2023		422,650
250,000	Rosetta Resources Inc 9.50%, 04/15/2018		275,625
945,000	Samson Investment Co (c) 9.75%, 02/15/2020		1,004,062
295,000	SandRidge Energy Inc 7.50%, 03/15/2021		306,800
265,000	Shelf Drilling Holdings Ltd (b)(c) 8.63%, 11/01/2018		280,900
	SM Energy Co
185,000	6.63%, 02/15/2019		198,412
95,000	6.50%, 11/15/2021		103,788
45,000	6.50%, 01/01/2023		49,275
363,000	Thermon Industries Inc 9.50%, 05/01/2017		402,930
45,000	Trinidad Drilling Ltd (c) 7.88%, 01/15/2019		48,825
450,000	Unit Corp 6.63%, 05/15/2021		471,375
95,000	Whiting Petroleum Corp 7.00%, 02/01/2014		98,681
104,000	Williams Cos Inc 7.75%, 06/15/2031		129,577
	WPX Energy Inc
380,000	5.25%, 01/15/2017		398,050
75,000	6.00%, 01/15/2022		78,563

			24,768,676

Financial — 8.81%
305,000	A-S Co-Issuer Subsidiary Inc / A-S Merger Sub LLC (c) 7.88%, 12/15/2020		313,387
	Air Lease Corp (d)
260,000	6.13%, 04/01/2017		281,450
175,000	4.75%, 03/01/2020		179,375
	Ally Financial Inc
95,000	6.25%, 12/01/2017		106,239
190,000	8.00%, 12/31/2018		227,287
70,000	8.00%, 03/15/2020		86,800

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Principal Amount			Value

Financial — (continued)
$220,000	7.50%, 09/15/2020	$	268,400
195,000	American International Group Inc (a) 8.18%, 05/15/2058		262,519
160,000	BBVA International Preferred SAU (a)(i) 5.92%, Perpetual		140,800
	CBRE Services Inc
95,000	11.63%, 06/15/2017		102,244
170,000	6.63%, 10/15/2020		184,450
165,000	5.00%, 03/15/2023		166,856
	CIT Group Inc
215,000	5.25%, 03/15/2018		232,200
230,000	6.63%, 04/01/2018 (c)		262,200
510,000	5.50%, 02/15/2019 (c)		559,725
175,000	5.38%, 05/15/2020		192,063
435,000	5.00%, 08/15/2022		464,488
90,000	Citigroup Inc(a) EUR, 4.75%, 02/10/2019		113,925
105,000	CNG Holdings Inc (c) 9.38%, 05/15/2020		103,031
150,000	CNO Financial Group Inc (c) 6.38%, 10/01/2020		159,563
240,000	Community Choice Financial Inc 10.75%, 05/01/2019		227,400
	Corrections Corp of America (b)(c)
85,000	4.13%, 04/01/2020		86,275
105,000	4.63%, 05/01/2023		107,494
130,000	DFC Global Corp (c) 3.25%, 04/15/2017		135,363
680,000	Dresdner Funding Trust I (c) 8.15%, 06/30/2031		716,550
565,000	E*TRADE Financial Corp 6.38%, 11/15/2019		597,487
	Felcor Lodging LP
122,000	10.00%, 10/01/2014		136,335
355,000	6.75%, 06/01/2019		385,175
80,000	5.63%, 03/01/2023 (c)		81,500
	Ford Motor Credit Co LLC
170,000	5.00%, 05/15/2018		187,240
400,000	5.75%, 02/01/2021		453,550
200,000	5.88%, 08/02/2021		228,786
235,000	HBOS Capital Funding No2 LP (a)(c)(i) 6.07%, Perpetual		208,856
	HBOS PLC (c)
130,000	6.75%, 05/21/2018		144,491
85,000	6.00%, 11/01/2033		81,413
90,000	Hub International Ltd (c) 8.13%, 10/15/2018		94,725
470,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp 8.00%, 01/15/2018		502,900
	International Lease Finance Corp
95,000	4.88%, 04/01/2015		99,631
65,000	6.25%, 05/15/2019		71,175
140,000	4.63%, 04/15/2021		139,650
565,000	5.88%, 08/15/2022 (d)		608,964
	iStar Financial Inc
190,000	9.00%, 06/01/2017 (d)		212,325
185,000	7.13%, 02/15/2018		193,787

Principal Amount			Value

Financial — (continued)
$385,000	LBG Capital No.1 PLC (a)(b)(c)(i) 8.00%, Perpetual	$	409,544
	Liberty Mutual Group Inc
35,000	7.00%, 03/15/2037 (a)(c)		36,050
75,000	7.80%, 03/15/2037 (c)		87,375
255,000	Lloyds TSB Bank PLC (a)(i) GBP, 13.00%, Perpetual		569,568
	MPT Operating Partnership LP / MPT Finance Corp
85,000	6.88%, 05/01/2021		92,225
135,000	6.38%, 02/15/2022		145,125
145,000	National Money Mart Co 10.38%, 12/15/2016		159,863
	Nationstar Mortgage LLC / Nationstar Capital Corp (c)
100,000	9.63%, 05/01/2019		114,300
485,000	7.88%, 10/01/2020		535,925
170,000	6.50%, 07/01/2021		177,225
	Neuberger Berman Group LLC / Neuberger Berman Finance Corp (c)
105,000	5.63%, 03/15/2020		109,988
255,000	5.88%, 03/15/2022		269,662
	Nuveen Investments Inc (c)
440,000	9.13%, 10/15/2017		454,300
90,000	9.50%, 10/15/2020		94,050
120,000	Omega Healthcare Investors Inc 6.75%, 10/15/2022		132,300
380,000	Onex USI Acquisition Corp (c) 7.75%, 01/15/2021		380,950
	Provident Funding Associates LP / PFG Finance Corp (c)
260,000	10.25%, 04/15/2017		289,900
260,000	10.13%, 02/15/2019		283,400
	Realogy Group LLC
135,000	12.38%, 04/15/2015		135,338
190,000	11.50%, 04/15/2017		202,112
400,000	7.88%, 02/15/2019 (c)		438,000
110,000	7.63%, 01/15/2020 (c)		124,025
50,000	9.00%, 01/15/2020 (c)		58,125
250,000	Regions Bank/Birmingham AL 7.50%, 05/15/2018		306,875
250,000	Regions Financing Trust II 6.63%, 05/15/2047		250,312
295,000	Residential Capital LLC (f)(j) 9.63%, 05/15/2015		321,550
195,000	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp (c) 9.50%, 06/15/2019		213,037
365,000	ROC Finance LLC / ROC Finance 1 Corp (c) 12.13%, 09/01/2018		423,400
	Royal Bank of Scotland Group PLC
615,000	7.65%, Perpetual (a)(i)		639,600
400,000	7.64%, 03/31/2049 (a)		356,000
	SLM Corp
545,000	8.45%, 06/15/2018		645,825
190,000	8.00%, 03/25/2020		220,400

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Principal Amount			Value

Financial — (continued)
$1,150,000	Springleaf Finance Corp 6.90%, 12/15/2017	$	1,155,750
220,000	Weyerhaeuser Co 7.13%, 07/15/2023		271,837

			20,212,010

Industrial — 7.74%
475,000	ADS Waste Holdings Inc (c) 8.25%, 10/01/2020		511,812
545,000	Aguila 3 SA (c) 7.88%, 01/31/2018		584,512
110,000	Ainsworth Lumber Co Ltd (c) 7.50%, 12/15/2017		119,900
346,000	Air Medical Group Holdings Inc 9.25%, 11/01/2018		383,195
111,433	ARD Finance SA EUR, 11.13%, 06/01/2018		154,297
200,000	Ardagh Packaging Finance PLC EUR, 7.38%, 10/15/2017		276,880
305,000	Ardagh Packaging Finance PLC / Ardagh MP Holdings USA Inc (c) 7.00%, 11/15/2020		313,387
730,000	Atkore International Inc 9.88%, 01/01/2018		801,175
	B/E Aerospace Inc
50,000	6.88%, 10/01/2020		55,313
80,000	5.25%, 04/01/2022		82,500
	Berry Plastics Corp
165,000	9.50%, 05/15/2018		184,181
490,000	9.75%, 01/15/2021		572,687
110,000	BOE Merger Corp (b)(c) 9.50%, 11/01/2017		118,388
	Bombardier Inc (c)
105,000	7.75%, 03/15/2020		120,750
95,000	6.13%, 01/15/2023		98,563
695,000	Briggs & Stratton Corp 6.88%, 12/15/2020		778,400
	Building Materials Corp of America(c)
285,000	6.88%, 08/15/2018		305,662
125,000	7.00%, 02/15/2020		135,625
135,000	7.50%, 03/15/2020		147,488
75,000	6.75%, 05/01/2021		81,938
	Cemex Finance LLC (c)
400,000	9.50%, 12/14/2016		433,000
200,000	9.38%, 10/12/2022		232,500
200,000	Cemex SAB de CV (b)(c) 5.88%, 03/25/2019		202,000
550,000	CHC Helicopter SA 9.25%, 10/15/2020		584,719
35,000	Consolidated Container Co LLC/Consolidated Container Capital Inc (c) 10.13%, 07/15/2020		38,325
115,000	Crown Americas LLC / Crown Americas Capital Corp IV (c) 4.50%, 01/15/2023		111,550

Principal Amount			Value

Industrial — (continued)
$610,000	Dematic SA / DH Services Luxembourg Sarl (c) 7.75%, 12/15/2020	$	634,400
355,000	GrafTech International Ltd (c) 6.38%, 11/15/2020		367,425
60,000	Graphic Packaging International Inc 4.75%, 04/15/2021		60,750
475,000	Jeld-Wen Escrow Corp (c) 12.25%, 10/15/2017		558,125
535,000	JM Huber Corp (c) 9.88%, 11/01/2019		605,887
295,000	Kratos Defense & Security Solutions Inc 10.00%, 06/01/2017		324,500
610,000	Legrand France SA 8.50%, 02/15/2025		810,425
395,000	Louisiana-Pacific Corp 7.50%, 06/01/2020		449,312
135,000	Manitowoc Co Inc (d) 5.88%, 10/15/2022		141,750
285,000	Masonite International Corp (c) 8.25%, 04/15/2021		316,350
145,000	MasTec Inc 4.88%, 03/15/2023		143,550
65,000	Milacron LLC / Mcron Finance Corp (b)(c) 7.75%, 02/15/2021		67,194
6,000	Mueller Water Products Inc 8.75%, 09/01/2020		6,825
	Nortek Inc
460,000	10.00%, 12/01/2018		515,200
195,000	8.50%, 04/15/2021		216,450
72,000	Owens Corning 9.00%, 06/15/2019		92,249
380,000	Polypore International Inc (d) 7.50%, 11/15/2017		407,550
400,000	Rexel SA (c) 6.13%, 12/15/2019		421,000
350,000	Roofing Supply Group LLC / Roofing Supply Finance Inc (c) 10.00%, 06/01/2020		395,500
	Sealed Air Corp (c)
190,000	6.50%, 12/01/2020		208,050
230,000	5.25%, 04/01/2023		230,863
715,000	Swift Services Holdings Inc 10.00%, 11/15/2018		818,675
	Terex Corp
90,000	6.50%, 04/01/2020		95,963
400,000	6.00%, 05/15/2021		421,000
435,000	Thermadyne Holdings Corp 9.00%, 12/15/2017		474,150
405,000	TransDigm Inc 7.75%, 12/15/2018		444,487
295,000	Triumph Group Inc (c) 4.88%, 04/01/2021		297,950
280,000	USG Corp (a) 9.75%, 01/15/2018		331,800

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Principal Amount			Value

Industrial — (continued)
$145,000	Watco Cos LLC / Watco Finance Corp (b)(c) 6.38%, 04/01/2023	$	149,169
270,000	Weekley Homes LLC / Weekley Finance Corp (c) 6.00%, 02/01/2023		278,100
65,000	Western Express Inc (c) 12.50%, 04/15/2015		47,450

			17,760,846

Technology — 2.32%
285,000	Epicor Software Corp 8.63%, 05/01/2019		308,512
125,000	Fidelity National Information Services Inc 7.88%, 07/15/2020		140,938
	First Data Corp
365,000	7.38%, 06/15/2019 (c)		388,269
635,000	8.25%, 01/15/2021 (c)		660,400
265,000	11.25%, 01/15/2021 (c)		275,600
1,010,000	12.63%, 01/15/2021		1,094,587
	Freescale Semiconductor Inc
53,000	10.13%, 03/15/2018 (c)		58,698
450,000	9.25%, 04/15/2018 (c)		493,875
565,000	10.75%, 08/01/2020		641,275
140,000	IMS Health Inc (c) 6.00%, 11/01/2020		145,950
	Infor US Inc
115,000	11.50%, 07/15/2018 (b)		135,125
230,000	9.38%, 04/01/2019		260,762
225,000	NXP BV / NXP Funding LLC (c) 5.75%, 03/15/2023		229,500
	SunGard Data Systems Inc
185,000	6.63%, 11/01/2019 (c)		191,013
270,000	7.63%, 11/15/2020		292,612

			5,317,116

Utilities — 2.90%
	AES Corp
960,000	8.00%, 10/15/2017		1,129,200
100,000	8.00%, 06/01/2020		118,500
265,000	7.38%, 07/01/2021		307,400
	Calpine Corp (c)
236,000	7.25%, 10/15/2017		250,160
376,000	7.88%, 07/31/2020		411,720
245,000	7.50%, 02/15/2021		268,888
290,000	DPL Inc 6.50%, 10/15/2016		305,950
	Energy Future Intermediate Holding Co LLC / EFIH Finance Inc
469,000	10.00%, 12/01/2020 (b)(c)		530,110
750,000	11.75%, 03/01/2022 (c)		862,500
130,000	FirstEnergy Corp 4.25%, 03/15/2023		131,479
	GenOn Americas Generation LLC
235,000	8.50%, 10/01/2021		275,538
260,000	9.13%, 05/01/2031		290,550

Principal Amount			Value

Utilities — (continued)
	GenOn Energy Inc
$25,000	9.50%, 10/15/2018	$	29,438
240,000	9.88%, 10/15/2020		274,800
	NRG Energy Inc
280,000	7.63%, 01/15/2018		318,500
575,000	7.88%, 05/15/2021		639,687
70,000	NV Energy Inc 6.25%, 11/15/2020		84,543
13,000	PNM Resources Inc 9.25%, 05/15/2015		14,836
	Sabine Pass LNG LP
170,000	7.50%, 11/30/2016		187,850
120,000	6.50%, 11/01/2020 (c)		126,300
	Texas Competitive Electric Holdings Co LLC / TCEH Finance Inc
263,844	10.50%, 11/01/2016		25,065
100,000	11.50%, 10/01/2020 (c)		74,750

			6,657,764

TOTAL BONDS AND NOTES — 80.46% (Cost $177,936,595)		$	184,674,321

CONVERTIBLE BONDS
Basic Materials — 0.03%
55,000	Steel Dynamics Inc 5.13%, 06/15/2014		61,737

Consumer, Cyclical — 0.20%
240,000	Exide Technologies (a) 0.00%, 09/18/2013		227,400
231,000	Navistar International Corp 3.00%, 10/15/2014		235,764

			463,164

160,000	XM Satellite Radio Inc (c) 7.00%, 12/01/2014		283,200

Financial — 0.10%
195,000	iStar Financial Inc 3.00%, 11/15/2016		229,247

Industrial — 0.06%
119,000	Altra Holdings Inc 2.75%, 03/01/2031		141,536

TOTAL CONVERTIBLE BONDS — 0.51% (Cost $1,030,750)		$	1,178,884

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Shares			Value

COMMON STOCK
Basic Materials — 0.37%
1,527	Domtar Corp	$	118,526
3,225	Freeport-McMoRan Copper & Gold Inc		106,747
8,645	Huntsman Corp		160,711
3,424	LyondellBasell Industries NV Class A		216,705
3,110	WR Grace & Co (k)		241,056

			843,745

Communications — 0.12%
5,705	DISH Network Corp Class A		216,219
15,050	NII Holdings Inc (d)(k)		65,167

			281,386

Consumer, Cyclical — 0.15%
407	Buffalo Wild Wings Inc (k)		35,625
5,557	General Motors Co (k)		154,596
43	Harry & David Holdings Inc (k)		3,354
270	Motors Liquidation Co GUC Trust (k)		7,290
68,933	Rite Aid Corp (k)		130,972

			331,837

Energy — 0.46%
6,800	Gulfport Energy Corp (k)		311,644
34,965	Kodiak Oil & Gas Corp (k)		317,832
2,630	Newfield Exploration Co (k)		58,964
7,895	Quicksilver Resources Inc (d)(k)		17,764
205,645	Vantage Drilling Co (k)		359,879

			1,066,083

Financial — 0.11%
2,711	CIT Group Inc (k)		117,875
2,885	Deepocean Group (b)(k)		43,271
16,355	FelCor Lodging Trust Inc REIT (k)		97,312

			258,458

Industrial — 0.16%
4,780	Altra Holdings Inc		130,111
5,625	Manitowoc Co Inc		115,650
3,535	Terex Corp (k)		121,675

			367,436

TOTAL COMMON STOCK — 1.37% (Cost $3,081,865)		$	3,148,945

CONVERTIBLE PREFERRED STOCK
Financial — 0.18%
9,709	EPR Properties		223,016

Shares			Value

Financial — (continued)
$3,570	MetLife Inc	$	176,358

			399,374

Industrial — 0.09%
3,600	United Technologies Corp		215,460

Utilities — 0.07%
3,030	PPL Corp		169,710

TOTAL CONVERTIBLE PREFERRED STOCK — 0.34% (Cost $697,787)		$	784,544

PREFERRED STOCK
Basic Materials — 0.09%
10,366	ArcelorMittal		217,686

Consumer, Cyclical — 0.22%
4,142	General Motors Co (d)		178,624
12,793	M/I Homes Inc (k)		321,104

			499,728

Financial — 0.56%
469	Ally Financial Inc (b)(c)		463,812
13,425	Federal National Mortgage Association (k)		43,631
16,517	GMAC Capital Trust I		449,262
250	Wells Fargo & Co		322,188

			1,278,893

TOTAL PREFERRED STOCK — 0.87% (Cost $2,090,887)		$	1,996,307

WARRANTS
Communication — 0.02%
696	Charter Communications Inc, expiring 11/30/2014 (k)		37,584

Consumer, Cyclical — 0.01%
980	General Motors Co, expiring 7/10/2016 (k)		18,140
980	General Motors Co, expiring 7/10/2019 (k)		11,554

			29,694

TOTAL WARRANTS — 0.03% (Cost $351,977)		$	67,278

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Principal Amount			Value

SHORT TERM INVESTMENTS
Foreign Government Bonds and Notes — 4.79%
$11,000,000	International Bank for Reconstruction & Development 0.01%, 04/01/2013	$	10,999,991

U.S. Government Agency Bonds and Notes — 6.88%
	Federal Home Loan Bank
690,000	0.05%, 04/03/2013		689,995
15,088,000	0.00%, 04/01/2013		15,088,000

			15,777,995

Reverse Repurchase Agreements — 2.78%
1,516,436	Undivided interest of 1.74% in a reverse repurchase agreement (principal amount/value $87,318,979 with a maturity value of $87,320,919) with Citigroup Global Markets Inc, 0.20%, dated 3/28/13, to be repurchased at $1,516,436 on 4/1/13, collateralized by U.S. Treasury Securities and various U.S. Government Agency Securities, 0.00% - 6.00%, 3/31/13 - 3/15/53, with a value of $89,065,387.		1,516,436

1,516,434	Undivided interest of 1.74% in a reverse repurchase agreement (principal amount/value $87,318,979 with a maturity value of $87,321,113) with RBC Capital Markets Corp, 0.22%, dated 3/28/13, to be repurchased at $1,516,434 on 4/1/13, collateralized by various U.S. Government Agency Securities, 2.50% - 4.00%, 7/1/27 - 4/1/43, with a value of $89,065,361.		1,516,434

Principal Amount			Value

Short Term Investments – (continued)
$319,228	Undivided interest of 1.82% in a reverse repurchase agreement (principal amount/value $17,567,939 with a maturity value of $17,568,251) with BNP Paribas Securities Corp, 0.16%, dated 3/28/13, to be repurchased at $319,228 on 4/1/13, collateralized by a U.S. Treasury Security, 2.25%, 5/31/14, with a value of $17,919,299.	$	319,228

1,516,436	Undivided interest of 1.82% in a reverse repurchase agreement (principal amount/value $83,454,503 with a maturity value of $83,456,172) with HSBC Securities (USA) Inc, 0.18%, dated 3/28/13, to be repurchased at $1,516,436 on 4/1/13, collateralized by various U.S. Government Agency Securities, 0.00% - 8.13%, 1/30/14 - 7/15/36, with a value of $85,124,231.		1,516,436

1,516,436	Undivided interest of 1.82% in a reverse repurchase agreement (principal amount/value $83,454,503 with a maturity value of $83,456,358) with Merrill Lynch, Pierce, Fenner & Smith, 0.20%, dated 3/28/13, to be repurchased at $1,516,436 on 4/1/13, collateralized by various U.S. Government Agency Securities, 0.00% - 6.50%, 4/25/13 - 1/1/47, with a value of $85,123,620.		1,516,436

			6,384,970

TOTAL SHORT TERM INVESTMENTS — 14.45% (Cost $33,162,933)		$	33,162,956

TOTAL INVESTMENTS — 102.41% (Cost $228,330,386)		$	235,056,409

OTHER ASSETS & LIABILITIES, NET — (2.41)%		$	(5,526,780)

TOTAL NET ASSETS — 100.00%		$	229,529,629

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

(a)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 28, 2013.
(b)	Illiquid security; at March 28, 2013, the aggregate cost and fair value of illiquid securities was $8,832,126 and $9,127,781, respectively, representing 3.98% of net assets.
(c)	Restricted security; at March 28, 2013, the aggregate cost and fair value of restricted securities was $68,550,240 and $71,445,998, respectively, representing 31.13% of net assets.
(d)	A portion or all of the security is on loan at March 28, 2013.
(e)	Security in default on interest payments during the last 12 months. At March 28, 2013, the aggregate fair value of the securities in default was $529, representing 0.00% of net assets.
(f)	Security in bankruptcy at March 28, 2013.
(g)	Domestic security is fair valued under the procedures adopted by the Board of Directors.
(h)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(i)	Security has no contractual maturity date and pays an indefinite stream of interest.
(j)	Security in default; some interest payments received during the last 12 months. At March 28, 2013, the aggregate fair value of the securities in default was $321,550, representing 0.14% of net assets.
(k)	Non-income producing security.
REIT	Real Estate Investment Trust

At March 28, 2013, the Fund held the following forward foreign currency contracts:

Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)

BA	USD	34,954	CAD	35,000	April 2013	$ 515
BA	USD	71,679	EUR	55,200	June 2013	878
BB	USD	571,974	GBP	381,100	June 2013	(6,839)
BB	USD	140,068	EUR	107,700	June 2013	1,928
CIT	USD	508,080	EUR	390,700	June 2013	6,954
CS	USD	108,850	EUR	83,700	June 2013	1,494
DB	USD	306,949	EUR	236,000	June 2013	4,247
GS	USD	253,319	EUR	194,900	June 2013	3,334
JPM	USD	71,699	CAD	71,700	April 2013	1,148
RBS	USD	348,278	EUR	267,900	June 2013	4,660
SSB	USD	48,366	EUR	37,200	June 2013	651
SSB	USD	344,938	CAD	345,000	April 2013	5,466
WES	USD	165,591	CAD	165,600	April 2013	2,645

					Net Appreciation	$ 27,081

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

At March 28, 2013, the Fund held the following outstanding credit default swaps:

Reference Obligation/ Counterparty	Buy/Sell Credit Protection	Average Credit Rating (a)	Fixed Deal Pay/Receive Rate	Notional Value	Fair Value	Upfront Premiums Paid	Expiration Date	Change in Net Unrealized Appreciation

North America High Yield 19/Deutsche Bank AG	Sell	B+	5.00%	$5,000,000	$209,528	$6,250	December 2017	$215,220

North America High Yield 19/Deutsche Bank AG	Sell	B+	5.00%	7,000,000	293,339	17,500	December 2017	276,614

North America High Yield 19/JP Morgan Chase Bank	Sell	B+	5.00%	3,000,000	125,717	48,750	December 2017	80,654

							Net Appreciation	$572,488

(a)	Ratings are presented for credit default contracts in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at March 28, 2013.

Currency Abbreviations:

CAD	Canadian Dollar
EUR	Euro Dollar
GBP	British Pound Sterling
USD	U.S. Dollar

Counterparty Abbreviations:

BA	Bank of America Corp
BB	Barclays Bank PLC
CIT	Citigroup Global Markets
CS	Credit Suisse First Boston
DB	Deutsche Bank
GS	Goldman Sachs
JPM	JP Morgan Chase & Co.
RBS	Royal Bank of Scotland
SSB	State Street Bank
WES	Westpac

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Notes to Schedule of Investments

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-four funds. Interests in the Great-West Putnam High Yield Bond Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek to obtain high current income with capital appreciation as a secondary objective when consistent with the primary objective. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Fund is determined as of the close of trading on each valuation date.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Fixed income investments are valued using evaluated bid prices from approved pricing services, or in the event a price is not available from a pricing service, may be model priced or priced on the basis of quotations from brokers or dealers.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

  March 28, 2013

Class	Inputs

Fixed Income Investments:
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.

Domestic Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Foreign Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.

Convertible Bonds

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.

Equity Investments:
Domestic Common Stock	Exchange traded close or bid price.

Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Convertible Preferred Stock, Preferred Stock

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.

Derivative Investments:
Warrants	Exchange traded close price, bids, evaluated bids.

Swaps	Reported trades, credit spreads and curves, recovery rates, restructuring types, net present value of cashflows.

Forward Foreign Currency Contracts	Foreign currency spot and forward rates.

Short Term Investments	Maturity date and credit quality.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of March 28, 2013, the inputs used to value the Fund’s investments are detailed in the following table. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

  March 28, 2013

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments:(a)
Bank Loans	$—	$10,043,174	$—	$10,043,174
Convertible Bonds	—	1,178,884	—	1,178,884
Convertible Bonds	—	184,669,933	4,388	184,674,321
Equity Investments:(a)
Convertible Preferred Stock	614,834	169,710	—	784,544
Domestic Common Stock	2,767,089	3,354	—	2,770,443
Foreign Common Stock	335,231	—	43,271	378,502
Preferred Stock	813,997	1,182,310	—	1,996,307
Derivative Investments:
Credit Default Swaps	—	628,584	—	628,584
Forward Foreign Currency Contracts (b)	—	33,920	—	33,920
Warrants (a)	67,278	—	—	67,278
Short Term Investments (a)	—	33,162,956	—	33,162,956
Liabilities
Derivative Investments:
Forward Foreign Currency Contracts (b)	—	6,839	—	6,839

Total Investments	$4,598,429	$231,065,986	$47,659	$235,712,074

(a)	Further breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments.

(b)	Forward Foreign Currency Contracts are reported at the security’s unrealized appreciation/(depreciation), which represents the change in the contract’s value from trade date.

Risk Factors

Investing in the Fund may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Fund. These events may have adverse effects on the Fund such as a decline in the value and liquidity of many securities held by the Fund, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Fund’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Fund to be subject to larger short-term declines in value.

The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities.

The Fund may hold bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may be less liquid than the market for higher grade bonds.

  March 28, 2013

Reverse Repurchase Agreements

The Fund may engage in reverse repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a reverse repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A reverse repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in repurchase agreement transactions and/or hold repurchase agreement positions as a form of security lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Restricted and Illiquid Securities

The Fund may own certain investment securities which are restricted as to resale. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. These securities are deemed illiquid unless it is otherwise determined that such securities are liquid pursuant to the Board-approved guidelines established in Great-West Funds’ Policy and Procedures regarding Liquidity.

The Fund may own certain investment securities that have been deemed illiquid because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term.

Foreign Currency Translations and Transactions

The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Forward Foreign Currency Contracts

A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. Upon closing of such contract there is a gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

Swap Agreements

A credit default swap is an agreement between the Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a protection buyer, makes periodic payments to the other party, a protection seller, in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a

  March 28, 2013

referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors. The Fund may enter into credit default swap contracts for investment purposes. As a credit protection seller in a credit default swap contract, the Fund would be required to pay the par, or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or non-U.S. corporate issuer, on the debt obligation. In return for its obligation, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would be subject to investment exposure on the notional amount of the swap.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection.

Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2009 through 2012. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Application of Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund adopted ASU No. 2011-11 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2011-11 did not have an impact on the Fund’s financial position or the results of its operations.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At March 28, 2013, the U.S. Federal income tax cost basis was $228,478,364. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $10,798,296 and gross depreciation of securities in which there was an excess of tax cost over value of $4,220,251 resulting in net appreciation of $6,578,045.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund captures potential returns from changes in international exchange rates or reduces the risk of undesired currency exposure by entering into forward foreign currency contracts. The Fund held an average notional value of $3,110,293 on forward foreign currency contracts for the reporting period.

  March 28, 2013

The Fund enters into credit default swap contracts to gain exposure on individual names and/or baskets of securities. The Fund operates as a seller of protection to take a synthetic long position in the underlying bond or bonds which provide credit protection to the buyer on the referenced obligations. Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund held an average notional value of $15,000,000 on credit default swaps for the reporting period.

4. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. As of March 28, 2013 the Fund had securities on loan valued at $6,232,974 and received collateral of $6,384,970 for such loan which was invested in reverse repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The reverse repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

  March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST REAL ESTATE INDEX FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Shares			Value

REAL ESTATE INVESTMENT TRUSTS
Apartment REITs — 16.69%
22,813	American Campus Communities Inc REIT	$	1,034,342
31,785	Apartment Investment & Management Co REIT		974,528
24,800	AvalonBay Communities Inc REIT		3,141,416
16,771	BRE Properties Inc REIT		816,412
18,415	Camden Property Trust REIT		1,264,742
18,122	Colonial Properties Trust REIT		409,738
24,643	Education Realty Trust Inc REIT		259,491
69,823	Equity Residential REIT		3,844,454
8,262	Essex Property Trust Inc REIT		1,244,092
11,233	Home Properties Inc REIT		712,397
9,232	Mid-America Apartment Communities Inc REIT		637,562
11,893	Post Properties Inc REIT		560,160
54,531	UDR Inc REIT		1,319,105

			16,218,439

Diversified REITs — 8.83%
19,757	Cousins Properties Inc REIT		211,202
27,277	Digital Realty Trust Inc REIT		1,825,104
70,113	Duke Realty Corp REIT		1,190,519
14,416	DuPont Fabros Technology Inc REIT		349,876
11,133	First Potomac Realty Trust REIT		165,103
26,063	Liberty Property Trust REIT		1,036,004
3,920	PS Business Parks Inc REIT		309,367
36,922	Vornado Realty Trust REIT		3,088,156
14,481	Washington Real Estate Investment Trust REIT		403,151

			8,578,482

Exchange Traded Fund REIT — 0.14%
1,975	Vanguard REIT ETF		139,297

Health Care REITs — 15.98%
98,822	HCP Inc REIT		4,927,265
56,855	Health Care REIT Inc REIT		3,861,023
19,366	Healthcare Realty Trust Inc REIT		549,801
6,662	LTC Properties Inc REIT		271,343
40,990	Senior Housing Properties Trust REIT		1,099,762
2,765	Universal Health Realty Income Trust REIT		159,568
63,634	Ventas Inc REIT		4,658,009

			15,526,771

Hotels REITs — 5.99%
13,520	Ashford Hospitality Trust Inc REIT		167,107
42,595	DiamondRock Hospitality Co REIT		396,559
24,077	FelCor Lodging Trust Inc REIT (a)		143,258
37,684	Hersha Hospitality Trust REIT		220,075

Shares			Value

Hotels REITs — (continued)
30,000	Hospitality Properties Trust REIT	$	823,200
158,397	Host Hotels & Resorts Inc REIT		2,770,364
20,824	LaSalle Hotel Properties REIT		528,513
13,387	Pebblebrook Hotel Trust REIT		345,251
34,608	Sunstone Hotel Investors Inc REIT (a)		426,024

			5,820,351

Manufactured Homes REITs — 1.02%
8,489	Equity Lifestyle Properties Inc REIT		651,955
6,965	Sun Communities Inc REIT		343,584

			995,539

Office Property REITs — 12.63%
13,894	Alexandria Real Estate Equities Inc REIT		986,196
36,872	BioMed Realty Trust Inc REIT		796,435
33,053	Boston Properties Inc REIT		3,340,336
31,266	Brandywine Realty Trust REIT		464,300
25,786	CommonWealth REIT REIT		578,638
18,656	Corporate Office Properties Trust REIT		497,742
28,632	Douglas Emmett Inc REIT		713,796
15,728	Franklin Street Properties Corp REIT		229,943
17,559	Highwoods Properties Inc REIT		694,810
16,331	Kilroy Realty Corp REIT		855,744
18,204	Mack-Cali Realty Corp REIT		520,817
8,734	Parkway Properties Inc/Md REIT		162,016
36,585	Piedmont Office Realty Trust Inc REIT		716,700
19,894	SL Green Realty Corp REIT		1,713,072

			12,270,545

Regional Malls REITs — 18.56%
35,160	CBL & Associates Properties Inc REIT		829,776
98,231	General Growth Properties Inc REIT		1,952,832
31,207	Glimcher Realty Trust REIT		362,001
29,940	Macerich Co REIT		1,927,537
11,522	Pennsylvania Real Estate Investment Trust REIT		223,412
4,974	Rouse Properties Inc REIT		90,030
68,371	Simon Property Group Inc REIT		10,840,906
20,502	Tanger Factory Outlet Centers REIT		741,762
13,808	Taubman Centers Inc REIT		1,072,329

			18,040,585

Shopping Centers REITs — 7.82%
11,654	Acadia Realty Trust REIT		323,632
11,916	Cedar Realty Trust Inc REIT		72,807
53,572	DDR Corp REIT		933,224

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST REAL ESTATE INDEX FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Shares			Value

Shopping Centers REITs — (continued)
13,476	Equity One Inc REIT	$	323,020
14,152	Federal Realty Investment Trust REIT		1,528,982
17,057	Inland Real Estate Corp REIT		172,105
88,906	Kimco Realty Corp REIT		1,991,494
15,925	Kite Realty Group Trust REIT		107,334
12,780	Ramco-Gershenson Properties Trust REIT		214,704
19,703	Regency Centers Corp REIT		1,042,486
2,776	Saul Centers Inc REIT		121,422
24,367	Weingarten Realty Investors REIT		768,779

			7,599,989

Storage REITs — 6.71%
26,429	CubeSmart REIT		417,578
22,449	Extra Space Storage Inc REIT		881,572
31,442	Public Storage REIT		4,789,246

Shares			Value

Storage REITs — (continued)
6,639	Sovran Self Storage Inc REIT	$	428,149

			6,516,545

Warehouse/Industry REITs — 5.38%
61,098	DCT Industrial Trust Inc REIT		452,125
6,523	EastGroup Properties Inc REIT		379,639
21,179	First Industrial Realty Trust Inc REIT		362,796
100,877	Prologis Inc REIT		4,033,062

			5,227,622

TOTAL REAL ESTATE INVESTMENT TRUSTS — 99.75% (Cost $88,814,132)		$	96,934,165

TOTAL INVESTMENTS — 99.75% (Cost $88,814,132)		$	96,934,165

OTHER ASSETS & LIABILITIES, NET — 0.25%		$	241,335

TOTAL NET ASSETS — 100.00%		$	97,175,500

(a)	Non-income producing security.
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

At March 28, 2013, the Fund held the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Unrealized Appreciation

S&P 500 Emini Long Futures	5	USD	$390,675	June 2013	$5,870

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST REAL ESTATE INDEX FUND

Notes to Schedule of Investments

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-four funds. Interests in the Great-West Real Estate Index Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek investment results that track the total return of a benchmark index that measures the performance of publicly traded equity real estate investment trusts (REITs). The Fund is non-diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Fund is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Managers of GWCM, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Real Estate Investment Trusts (Domestic)	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.
Derivative Investments:
Futures Contracts	Exchange traded close price.

  March 28, 2013

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of March 28, 2013, the inputs used to value the Fund’s investments are detailed in the following table. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

		Level 1		Level 2		Level 3		Total
Assets
Equity Investments:(a)
Real Estate Investment Trusts	$	96,934,165	$	—	$	—	$	96,934,165
Derivative Investments:
Futures Contracts(b)		5,870		—		—		5,870

Total Investments	$	96,940,035	$	0	$	0	$	96,940,035

(a)	Further breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments.

(b)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

Risk Factors

Investing in the Fund may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Fund. These events may have adverse effects on the Fund such as a decline in the value and liquidity of many securities held by the Fund, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Fund’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Fund to be subject to larger short-term declines in value.

Real estate securities involve greater risks than other non-diversified investments, including, but not limited to: declining property values, varying economic conditions, changes in zoning laws, or losses from casualty.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

The Fund may make certain investments in REITs which pay dividends to their shareholders based upon funds available from operations. It is common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the

  March 28, 2013

excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, it may constitute a return of capital to shareholders for income tax purposes.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection.

Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal and Colorado tax returns remain open for the fiscal year ended 2012.

Application of Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund adopted ASU No. 2011-11 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2011-11 did not have an impact on the Fund’s financial position or the results of its operations.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At March 28, 2013, the U.S. Federal income tax cost basis was $88,817,822. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $8,371,057 and gross depreciation of securities in which there was an excess of tax cost over value of $254,714 resulting in net appreciation of $8,116,343.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund uses futures contracts in order for the Fund to equitize cash and dividend receivables with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. The use of futures contracts may involve risks such as the possibility of imperfect correlation between the value of the contracts and the underlying securities, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 6 futures contracts for the reporting period.

  March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P 500® INDEX FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Shares			Value

COMMON STOCK
Basic Materials — 3.13%
21,657	Air Products & Chemicals Inc	$	1,886,758
6,910	Airgas Inc		685,196
103,836	Alcoa Inc		884,683
10,475	Allegheny Technologies Inc		332,162
6,371	CF Industries Holdings Inc		1,212,847
13,951	Cliffs Natural Resources Inc (a)		265,209
121,243	Dow Chemical Co		3,860,377
15,260	Eastman Chemical Co		1,066,216
26,788	Ecolab Inc		2,147,862
92,889	EI du Pont de Nemours & Co		4,566,423
13,377	FMC Corp		762,890
95,955	Freeport-McMoRan Copper & Gold Inc		3,176,111
8,507	International Flavors & Fragrances Inc		652,232
43,156	International Paper Co		2,010,206
38,331	LyondellBasell Industries NV Class A		2,425,969
16,251	MeadWestvaco Corp		589,911
53,807	Monsanto Co		5,683,633
28,139	Mosaic Co		1,677,366
50,257	Newmont Mining Corp		2,105,266
30,839	Nucor Corp		1,423,220
14,406	PPG Industries Inc		1,929,540
30,195	Praxair Inc		3,367,950
8,397	Sherwin-Williams Co		1,418,169
12,129	Sigma-Aldrich Corp		942,181
13,806	United States Steel Corp (a)		269,217

			45,341,594

Communications — 11.01%
36,652	Amazon.com Inc (b)		9,767,391
553,760	AT&T Inc (c)		20,317,454
21,442	Cablevision Systems Corp Class A		320,772
60,469	CBS Corp Class B		2,823,298
62,922	CenturyLink Inc		2,210,450
537,445	Cisco Systems Inc		11,237,975
267,658	Comcast Corp Class A		11,244,313
150,665	Corning Inc		2,008,364
29,487	Crown Castle International Corp (b)		2,053,475
57,593	DIRECTV (b)		3,260,340
24,546	Discovery Communications Inc Class A (b)		1,932,752
117,609	eBay Inc (b)		6,376,760
9,101	Expedia Inc		546,151
7,932	F5 Networks Inc (b)		706,583
95,103	Frontier Communications Corp (a)		378,510
22,793	Gannett Co Inc		498,483
26,916	Google Inc Class A (b)(c)		21,372,112
11,045	Harris Corp		511,825
45,895	Interpublic Group of Cos Inc		598,012
21,795	JDS Uniphase Corp (b)		291,399
53,778	Juniper Networks Inc (b)		997,044
27,815	McGraw-Hill Cos Inc		1,448,605
29,539	MetroPCS Communications Inc (b)		321,975
28,442	Motorola Solutions Inc		1,821,141
5,406	Netflix Inc (b)		1,023,950

Shares			Value

Communications — (continued)
203,396	News Corp Class A	$	6,207,646
26,857	Omnicom Group Inc		1,581,877
5,033	priceline.com Inc (b)		3,462,352
8,438	Scripps Networks Interactive Inc Class A		542,901
302,288	Sprint Nextel Corp (b)		1,877,209
69,734	Symantec Corp (b)		1,721,035
30,549	Time Warner Cable Inc		2,934,537
95,257	Time Warner Inc		5,488,708
10,823	TripAdvisor Inc (b)		568,424
16,496	VeriSign Inc (b)		779,931
288,113	Verizon Communications Inc (c)		14,160,754
45,917	Viacom Inc Class B		2,827,110
181,959	Walt Disney Co		10,335,271
503	Washington Post Co Class B (a)		224,841
59,546	Windstream Corp (a)		473,391
97,782	Yahoo! Inc (b)		2,300,810

			159,555,931

Consumer, Cyclical — 9.02%
8,387	Abercrombie & Fitch Co Class A		387,479
4,669	AutoNation Inc (b)		204,269
3,740	AutoZone Inc (b)		1,483,920
23,056	Bed Bath & Beyond Inc (b)		1,485,267
28,443	Best Buy Co Inc		630,012
11,503	BorgWarner Inc (b)		889,642
21,994	CarMax Inc (b)		917,150
45,383	Carnival Corp		1,556,637
3,145	Chipotle Mexican Grill Inc (b)		1,024,861
10,585	Cintas Corp		467,116
28,336	Coach Inc		1,416,517
43,640	Costco Wholesale Corp		4,630,640
125,398	CVS Caremark Corp		6,895,636
12,814	Darden Restaurants Inc		662,228
29,541	Delphi Automotive PLC		1,311,620
30,483	Dollar General Corp (b)		1,541,830
23,194	Dollar Tree Inc (b)		1,123,285
27,294	DR Horton Inc		663,244
9,924	Family Dollar Stores Inc		586,012
27,443	Fastenal Co		1,409,198
395,238	Ford Motor Co		5,197,380
5,037	Fossil Inc (b)		486,574
12,640	GameStop Corp Class A (a)		353,541
30,337	Gap Inc		1,073,930
16,195	Genuine Parts Co		1,263,210
22,966	Goodyear Tire & Rubber Co (b)		289,601
23,231	Harley-Davidson Inc		1,238,212
6,493	Harman International Industries Inc		289,783
11,450	Hasbro Inc (a)		503,113
150,776	Home Depot Inc		10,521,149
28,058	International Game Technology		462,957
13,802	JC Penney Co Inc (a)		208,548
67,054	Johnson Controls Inc		2,351,584
21,953	Kohl’s Corp		1,012,692
24,274	L Brands Inc		1,084,077
15,995	Lennar Corp Class A (a)		663,473
111,914	Lowe’s Cos Inc		4,243,779
39,986	Macy’s Inc		1,673,014

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P 500® INDEX FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Shares			Value

Consumer, Cyclical — (continued)
24,858	Marriott International Inc Class A	$	1,049,753
34,491	Mattel Inc		1,510,361
100,857	McDonald’s Corp		10,054,434
30,057	Newell Rubbermaid Inc		784,488
74,418	NIKE Inc Class B		4,391,406
15,516	Nordstrom Inc		856,949
11,426	O’Reilly Automotive Inc (b)		1,171,736
35,376	PACCAR Inc		1,788,611
10,929	PetSmart Inc		678,691
31,174	PulteGroup Inc (b)		630,962
7,844	PVH Corp		837,818
6,216	Ralph Lauren Corp		1,052,431
22,900	Ross Stores Inc		1,388,198
73,157	Southwest Airlines Co		986,156
68,876	Staples Inc (a)		925,005
74,869	Starbucks Corp		4,264,538
19,949	Starwood Hotels & Resorts Worldwide Inc		1,271,350
65,948	Target Corp		4,514,141
12,295	Tiffany & Co (a)		854,994
74,097	TJX Cos Inc		3,464,035
10,621	Urban Outfitters Inc (b)		411,458
8,633	VF Corp		1,448,186
168,153	Wal-Mart Stores Inc		12,582,889
86,003	Walgreen Co		4,100,623
7,851	Whirlpool Corp		930,029
6,024	WW Grainger Inc		1,355,279
14,522	Wyndham Worldwide Corp		936,379
8,138	Wynn Resorts Ltd		1,018,552
45,467	Yum! Brands Inc		3,270,896

			130,733,528

Consumer, Non-cyclical — 21.66%
158,568	Abbott Laboratories		5,600,622
158,568	AbbVie Inc		6,466,403
12,453	Actavis Inc (b)		1,147,046
23,009	ADT Corp		1,126,060
33,184	Aetna Inc		1,696,366
19,053	Alexion Pharmaceuticals Inc (b)		1,755,543
31,117	Allergan Inc		3,473,591
203,213	Altria Group Inc		6,988,495
23,287	AmerisourceBergen Corp		1,198,116
75,465	Amgen Inc		7,735,917
10,994	Apollo Group Inc Class A (b)		191,186
65,140	Archer-Daniels-Midland Co		2,197,172
48,305	Automatic Data Processing Inc		3,140,791
9,748	Avery Dennison Corp		419,846
43,196	Avon Products Inc		895,453
54,664	Baxter International Inc		3,970,793
16,006	Beam Inc		1,017,021
19,561	Becton Dickinson & Co		1,870,227
23,588	Biogen Idec Inc (b)		4,550,361
140,705	Boston Scientific Corp (b)		1,098,906
165,977	Bristol-Myers Squibb Co		6,836,593
15,043	Brown-Forman Corp Class B		1,074,070
17,740	Campbell Soup Co		804,686
33,857	Cardinal Health Inc		1,409,128
22,814	CareFusion Corp (b)		798,262
42,600	Celgene Corp (b)		4,937,766

Shares			Value

Consumer, Non-cyclical — (continued)
28,602	Cigna Corp	$	1,783,907
12,793	Clorox Co		1,132,564
387,433	Coca-Cola Co (c)		15,667,790
27,326	Coca-Cola Enterprises Inc		1,008,876
44,523	Colgate-Palmolive Co		5,255,050
41,980	ConAgra Foods Inc		1,503,304
14,051	Constellation Brands Inc Class A (b)		669,390
13,894	Coventry Health Care Inc		653,435
48,195	Covidien PLC		3,269,549
7,940	CR Bard Inc		800,193
8,659	DaVita HealthCare Partners Inc (b)		1,026,871
19,465	Dean Foods Co (b)		352,900
14,447	DENTSPLY International Inc		612,842
20,583	Dr Pepper Snapple Group Inc		966,372
11,520	Edwards Lifesciences Corp (b)		946,483
100,656	Eli Lilly & Co		5,716,254
11,947	Equifax Inc		688,028
24,225	Estee Lauder Cos Inc Class A		1,551,127
82,497	Express Scripts Holding Co (b)		4,755,952
23,822	Forest Laboratories Inc (b)		906,189
65,576	General Mills Inc		3,233,552
153,443	Gilead Sciences Inc (b)		7,507,966
29,158	H&R Block Inc		857,828
14,947	Hershey Co		1,308,311
32,745	HJ Heinz Co		2,366,481
13,650	Hormel Foods Corp		564,018
15,913	Hospira Inc (b)		522,424
16,608	Humana Inc		1,147,779
3,939	Intuitive Surgical Inc (b)		1,934,797
16,738	Iron Mountain Inc		607,757
11,062	JM Smucker Co		1,096,908
281,747	Johnson & Johnson (c)		22,970,833
24,495	Kellogg Co		1,578,213
39,641	Kimberly-Clark Corp		3,884,025
59,874	Kraft Foods Group Inc		3,085,307
50,979	Kroger Co		1,689,444
9,668	Laboratory Corp of America Holdings (b)		872,054
17,412	Life Technologies Corp (b)		1,125,337
38,259	Lorillard Inc		1,543,751
10,723	Mastercard Inc Class A		5,802,537
13,012	McCormick & Co Inc		957,033
23,383	McKesson Corp		2,524,429
20,083	Mead Johnson Nutrition Co Class A		1,555,428
101,872	Medtronic Inc		4,783,909
304,755	Merck & Co Inc (c)		13,479,314
15,894	Molson Coors Brewing Co Class B		777,693
177,252	Mondelez International Inc Class A		5,425,684
15,217	Monster Beverage Corp (b)		726,460
20,177	Moody’s Corp		1,075,838
39,023	Mylan Inc (b)		1,129,326
9,352	Patterson Cos Inc		355,750
31,198	Paychex Inc		1,094,114
155,689	PepsiCo Inc		12,316,557
9,089	Perrigo Co		1,079,137
724,852	Pfizer Inc (c)		20,919,229

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P 500® INDEX FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Shares			Value

Consumer, Non-cyclical — (continued)
166,124	Philip Morris International Inc (c)	$	15,401,356
274,703	Procter & Gamble Co (c)		21,168,613
21,620	Quanta Services Inc (b)		617,900
15,424	Quest Diagnostics Inc		870,685
32,550	Reynolds American Inc		1,448,149
14,647	Robert Half International Inc		549,702
25,752	Safeway Inc		678,565
26,807	SAIC Inc (a)		363,235
28,554	St Jude Medical Inc		1,154,724
29,444	Stryker Corp		1,920,927
60,007	Sysco Corp		2,110,446
11,014	Tenet Healthcare Corp (b)		524,046
16,131	Total System Services Inc		399,726
27,954	Tyson Foods Inc Class A		693,818
102,706	UnitedHealth Group Inc		5,875,810
11,387	Varian Medical Systems Inc (b)		819,864
30,196	WellPoint Inc		1,999,881
60,824	Western Union Co		914,793
17,332	Whole Foods Market Inc		1,503,551
17,660	Zimmer Holdings Inc		1,328,385

			313,910,895

Diversified — 0.06%
29,463	Leucadia National Corp		808,170

Energy — 10.66%
50,570	Anadarko Petroleum Corp		4,422,346
39,591	Apache Corp		3,054,842
43,138	Baker Hughes Inc		2,002,035
21,142	Cabot Oil & Gas Corp		1,429,411
24,971	Cameron International Corp (b)		1,628,109
53,141	Chesapeake Energy Corp (a)		1,084,608
196,401	Chevron Corp (c)		23,336,367
123,066	ConocoPhillips		7,396,267
23,435	CONSOL Energy Inc		788,588
37,289	Denbury Resources Inc (b)		695,440
38,217	Devon Energy Corp		2,156,203
6,519	Diamond Offshore Drilling Inc (a)		453,462
23,200	Ensco PLC Class A		1,392,000
27,296	EOG Resources Inc		3,495,799
14,511	EQT Corp		983,120
451,721	Exxon Mobil Corp (c)		40,704,579
23,647	FMC Technologies Inc (b)		1,286,160
93,416	Halliburton Co		3,774,941
10,966	Helmerich & Payne Inc		665,636
30,324	Hess Corp		2,171,502
63,913	Kinder Morgan Inc		2,472,155
71,320	Marathon Oil Corp		2,404,910
33,419	Marathon Petroleum Corp		2,994,342
18,840	Murphy Oil Corp		1,200,673
28,401	Nabors Industries Ltd		460,664
43,156	National Oilwell Varco Inc		3,053,287
12,650	Newfield Exploration Co (b)		283,613
25,810	Noble Corp		984,652
17,732	Noble Energy Inc		2,050,883
80,952	Occidental Petroleum Corp		6,344,208
20,245	ONEOK Inc		965,079
27,394	Peabody Energy Corp		579,383

Shares			Value

Energy — (continued)
62,104	Phillips 66	$	4,345,417
13,341	Pioneer Natural Resources Co		1,657,619
18,101	QEP Resources Inc		576,336
15,641	Range Resources Corp		1,267,547
11,819	Rowan Cos PLC Class A (b)		417,920
133,883	Schlumberger Ltd		10,026,498
34,521	Southwestern Energy Co (b)		1,286,252
65,104	Spectra Energy Corp		2,001,948
13,866	Tesoro Corp		811,854
56,237	Valero Energy Corp		2,558,221
67,394	Williams Cos Inc		2,524,579
18,585	WPX Energy Inc (b)		297,732

			154,487,187

Financial — 15.89%
34,400	Ace Ltd		3,060,568
46,705	Aflac Inc		2,429,594
48,925	Allstate Corp		2,400,750
97,944	American Express Co		6,607,302
149,020	American International Group Inc (b)		5,784,956
39,272	American Tower Corp REIT		3,020,802
21,472	Ameriprise Financial Inc		1,581,413
31,909	Aon PLC		1,962,404
13,760	Apartment Investment & Management Co REIT Class A		421,882
7,083	Assurant Inc		318,806
11,254	AvalonBay Communities Inc REIT		1,425,544
1,090,617	Bank of America Corp (c)		13,283,715
117,792	Bank of New York Mellon Corp		3,296,998
69,643	BB&T Corp		2,186,094
183,523	Berkshire Hathaway Inc Class B (b)(c)		19,123,097
12,640	BlackRock Inc Class A		3,246,963
14,864	Boston Properties Inc REIT		1,502,156
58,795	Capital One Financial Corp		3,230,785
29,588	CBRE Group Inc Class A (b)		747,097
111,451	Charles Schwab Corp		1,971,568
26,871	Chubb Corp		2,352,019
14,335	Cincinnati Financial Corp		676,469
306,193	Citigroup Inc (c)		13,545,978
31,077	CME Group Inc		1,907,817
18,804	Comerica Inc		676,004
51,254	Discover Financial Services		2,298,229
25,377	E*TRADE Financial Corp (b)		271,788
32,152	Equity Residential REIT		1,770,289
89,607	Fifth Third Bancorp		1,461,490
24,424	First Horizon National Corp		260,848
14,122	Franklin Resources Inc		2,129,739
47,095	Genworth Financial Inc Class A (b)		470,950
44,430	Goldman Sachs Group Inc		6,537,874
42,125	Hartford Financial Services Group Inc		1,086,825
45,158	HCP Inc REIT		2,251,578
25,717	Health Care REIT Inc REIT		1,746,441
70,030	Host Hotels & Resorts Inc REIT		1,224,825
48,589	Hudson City Bancorp Inc		419,809
87,888	Huntington Bancshares Inc		649,492
7,078	IntercontinentalExchange Inc (b)		1,154,209

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P 500® INDEX FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Shares			Value

Financial — (continued)
45,490	Invesco Ltd	$	1,317,390
385,788	JPMorgan Chase & Co (c)		18,309,499
92,407	KeyCorp		920,374
39,529	Kimco Realty Corp REIT		885,450
12,404	Legg Mason Inc		398,789
27,464	Lincoln National Corp		895,601
31,553	Loews Corp		1,390,541
12,485	M&T Bank Corp		1,287,953
54,371	Marsh & McLennan Cos Inc		2,064,467
109,354	MetLife Inc		4,157,639
140,681	Morgan Stanley		3,092,168
13,636	NASDAQ OMX Group Inc		440,443
21,654	Northern Trust Corp		1,181,442
25,603	NYSE Euronext		989,300
34,238	People’s United Financial Inc		460,159
15,524	Plum Creek Timber Co Inc REIT		810,353
53,577	PNC Financial Services Group Inc		3,562,871
29,561	Principal Financial Group Inc		1,005,961
56,998	Progressive Corp		1,440,339
45,676	Prologis Inc REIT		1,826,126
46,907	Prudential Financial Inc		2,767,044
14,571	Public Storage REIT		2,219,455
141,628	Regions Financial Corp		1,159,933
31,614	Simon Property Group Inc REIT		5,012,716
49,182	SLM Corp		1,007,247
46,883	State Street Corp		2,770,316
55,009	SunTrust Banks Inc		1,584,809
25,410	T Rowe Price Group Inc		1,902,447
9,308	Torchmark Corp		556,618
38,421	Travelers Cos Inc		3,234,664
28,306	Unum Group		799,645
189,426	US Bancorp		6,427,224
29,564	Ventas Inc REIT		2,164,085
52,262	Visa Inc Class A		8,876,178
17,198	Vornado Realty Trust REIT		1,438,441
494,116	Wells Fargo & Co (c)		18,277,351
54,548	Weyerhaeuser Co REIT		1,711,716
30,714	XL Group PLC		930,634
19,085	Zions Bancorporation		476,934

			230,249,489

Industrial — 10.00%
63,564	3M Co		6,757,489
35,813	Agilent Technologies Inc		1,503,072
16,427	Amphenol Corp Class A		1,226,275
15,425	Ball Corp		733,921
10,075	Bemis Co Inc		406,627
68,593	Boeing Co		5,888,709
65,282	Caterpillar Inc		5,677,575
15,994	CH Robinson Worldwide Inc		951,003
104,976	CSX Corp		2,585,559
18,000	Cummins Inc		2,084,580
59,070	Danaher Corp		3,671,200
39,611	Deere & Co		3,405,754
18,059	Dover Corp		1,316,140
47,476	Eaton Corp PLC		2,907,905
72,597	Emerson Electric Co		4,055,994
20,711	Expeditors International of Washington Inc		739,590

Shares			Value

Industrial — (continued)
29,668	FedEx Corp	$	2,913,398
14,608	FLIR Systems Inc		379,954
5,261	Flowserve Corp		882,322
16,560	Fluor Corp		1,098,425
11,022	Garmin Ltd (a)		364,167
33,694	General Dynamics Corp		2,375,764
1,048,256	General Electric Co (c)		24,235,679
78,617	Honeywell International Inc		5,923,791
41,879	Illinois Tool Works Inc		2,552,106
27,800	Ingersoll-Rand PLC Class A		1,529,278
19,079	Jabil Circuit Inc		352,580
13,129	Jacobs Engineering Group Inc (b)		738,375
10,278	Joy Global Inc		611,746
9,708	L-3 Communications Holdings Inc		785,571
14,090	Leggett & Platt Inc		475,960
26,623	Lockheed Martin Corp		2,569,652
34,691	Masco Corp		702,493
13,468	Molex Inc (a)		394,343
32,512	Norfolk Southern Corp		2,506,025
24,827	Northrop Grumman Corp		1,741,614
16,300	Owens-Illinois Inc (b)		434,395
11,075	Pall Corp		757,198
14,900	Parker Hannifin Corp		1,364,542
20,335	Pentair Ltd		1,072,671
11,295	PerkinElmer Inc		379,964
14,485	Precision Castparts Corp		2,746,646
33,549	Raytheon Co		1,972,346
30,728	Republic Services Inc		1,014,024
13,979	Rockwell Automation Inc		1,207,087
14,555	Rockwell Collins Inc		918,712
10,141	Roper Industries Inc		1,291,051
5,116	Ryder System Inc		305,681
18,916	Sealed Air Corp		456,065
5,585	Snap-on Inc		461,879
16,165	Stanley Black & Decker Inc		1,308,880
8,267	Stericycle Inc (b)		877,790
42,700	TE Connectivity Ltd		1,790,411
27,102	Textron Inc		807,911
36,091	Thermo Fisher Scientific Inc		2,760,601
46,000	Tyco International Ltd		1,472,000
47,687	Union Pacific Corp		6,791,106
71,822	United Parcel Service Inc Class B		6,169,510
84,601	United Technologies Corp		7,904,271
12,727	Vulcan Materials Co		657,986
43,266	Waste Management Inc		1,696,460
8,776	Waters Corp (b)		824,154
17,490	Xylem Inc		482,024

			144,970,001

Technology — 12.50%
64,936	Accenture PLC Class A		4,933,188
49,206	Adobe Systems Inc (b)		2,140,953
58,227	Advanced Micro Devices Inc (b)		148,479
16,930	Akamai Technologies Inc (b)		597,460
31,253	Altera Corp		1,108,544
30,275	Analog Devices Inc		1,407,485
94,659	Apple Inc (c)		41,898,913
125,549	Applied Materials Inc		1,692,400
22,731	Autodesk Inc (b)		937,426

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P 500® INDEX FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Shares			Value

Technology — (continued)
13,269	BMC Software Inc (b)	$	614,753
51,927	Broadcom Corp Class A		1,800,309
33,713	CA Inc		848,556
14,426	Cerner Corp (b)		1,366,863
18,321	Citrix Systems Inc (b)		1,322,043
30,324	Cognizant Technology Solutions Corp Class A (b)		2,323,122
16,395	Computer Sciences Corp		807,126
144,733	Dell Inc		2,074,024
4,480	Dun & Bradstreet Corp (a)		374,752
31,043	Electronic Arts Inc (b)		549,461
209,694	EMC Corp (b)		5,009,590
29,504	Fidelity National Information Services Inc		1,168,948
5,524	First Solar Inc (a)(b)		148,927
13,423	Fiserv Inc (b)		1,178,942
196,532	Hewlett-Packard Co		4,685,323
500,461	Intel Corp		10,935,073
105,619	International Business Machines Corp (c)		22,528,533
28,042	Intuit Inc		1,840,957
17,503	KLA-Tencor Corp		923,108
17,062	Lam Research Corp (b)		707,391
22,325	Linear Technology Corp		856,610
60,041	LSI Corp (b)		407,078
19,483	Microchip Technology Inc (a)		716,195
102,913	Micron Technology Inc (b)		1,027,072
760,177	Microsoft Corp (c)		21,748,664
35,853	NetApp Inc (b)		1,224,738
61,578	NVIDIA Corp		789,430
372,306	Oracle Corp		12,040,376
19,596	Pitney Bowes Inc (a)		291,197
173,169	QUALCOMM Inc		11,593,664
18,846	Red Hat Inc (b)		952,854
13,576	Salesforce.com Inc (b)		2,427,796
24,835	SanDisk Corp (b)		1,365,925
34,059	Seagate Technology PLC		1,245,197
16,986	Teradata Corp (b)		993,851
17,280	Teradyne Inc (b)		280,282
111,390	Texas Instruments Inc		3,952,117
22,850	Western Digital Corp		1,148,898
123,481	Xerox Corp		1,061,937
25,640	Xilinx Inc		978,679

			181,175,209

Utilities — 3.32%
60,986	AES Corp		766,594
11,023	AGL Resources Inc		462,415
24,416	Ameren Corp		855,048
47,652	American Electric Power Co Inc		2,317,317
42,800	CenterPoint Energy Inc		1,025,488
26,152	CMS Energy Corp		730,687
29,300	Consolidated Edison Inc		1,788,179
57,800	Dominion Resources Inc		3,362,804
16,985	DTE Energy Co		1,160,755
70,998	Duke Energy Corp		5,153,745
32,655	Edison International		1,643,200
18,110	Entergy Corp		1,145,276
86,156	Exelon Corp		2,970,659

Shares			Value

Utilities — (continued)
41,798	FirstEnergy Corp	$	1,763,876
8,052	Integrys Energy Group Inc		468,304
42,211	NextEra Energy Inc		3,278,950
30,732	NiSource Inc		901,677
31,791	Northeast Utilities		1,381,637
32,229	NRG Energy Inc		853,746
23,398	Pepco Holdings Inc		500,717
44,194	PG&E Corp		1,967,959
11,396	Pinnacle West Capital Corp		659,714
57,546	PPL Corp		1,801,765
51,843	Public Service Enterprise Group Inc		1,780,289
13,209	SCANA Corp		675,772
22,836	Sempra Energy		1,825,510
87,700	Southern Co		4,114,884
19,995	TECO Energy Inc		356,311
23,153	Wisconsin Energy Corp		993,032
50,074	Xcel Energy Inc		1,487,198

			48,193,508

TOTAL COMMON STOCK — 97.25% (Cost $1,077,408,130)		$	1,409,425,512

Principal Amount

SHORT TERM INVESTMENTS
Foreign Government Bonds and Notes — 1.30%
$18,815,000	International Bank for Reconstruction & Development 0.01%, 04/01/2013
			18,814,985

U.S. Government Agency Bonds and Notes — 1.30%
18,859,000	Federal Home Loan Bank 0.00%, 04/01/2013
			18,859,000

U.S. Treasury Bonds and Notes — 0.14%
2,000,000	U.S. Treasury Bills(d) 0.09%, 06/13/2013
			1,999,636

Reverse Repurchase Agreements — 0.67%
2,297,551	Undivided interest of 2.64% in a reverse repurchase agreement (principal amount/value $87,318,979 with a maturity value of $87,320,919) with Citigroup Global Markets Inc, 0.20%, dated 3/28/13, to be repurchased at $2,297,551 on 4/1/13, collateralized by U.S. Treasury Securities and various U.S. Government Agency Securities, 0.00% - 6.00%, 3/31/13 - 3/15/53, with a value of $89,065,387.		2,297,551

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P 500® INDEX FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Principal Amount			Value

Short Term Investments— (continued)
$2,297,551	Undivided interest of 2.64% in a reverse repurchase agreement (principal amount/value $87,318,979 with a maturity value of $87,321,113) with RBC Capital Markets Corp, 0.22%, dated 3/28/13, to be repurchased at $2,297,551 on 4/1/13, collateralized by various U.S. Government Agency Securities, 2.50% - 4.00%, 7/1/27 - 4/1/43, with a value of $89,065,361.	$	2,297,551

483,664	Undivided interest of 2.76% in a reverse repurchase agreement (principal amount/value $17,567,939 with a maturity value of $17,568,251) with BNP Paribas Securities Corp, 0.16%, dated 3/28/13, to be repurchased at $483,664 on 4/1/13, collateralized by a U.S. Treasury Security, 2.25%, 5/31/14, with a value of $17,919,299.		483,664

2,297,551	Undivided interest of 2.76% in a reverse repurchase agreement (principal amount/value $83,454,503 with a maturity value of $83,456,172) with HSBC Securities (USA) Inc, 0.18%, dated 3/28/13, to be repurchased at $2,297,551 on 4/1/13, collateralized by various U.S. Government Agency Securities, 0.00% - 8.13%, 1/30/14 - 7/15/36, with a value of $85,124,231.		2,297,551

Principal Amount			Value

Short Term Investments— (continued)
$2,297,551	Undivided interest of 2.76% in a reverse repurchase agreement (principal amount/value $83,454,503 with a maturity value of $83,456,358) with Merrill Lynch, Pierce, Fenner & Smith, 0.20%, dated 3/28/13, to be repurchased at $2,297,551 on 4/1/13, collateralized by various U.S. Government Agency Securities, 0.00% - 6.50%, 4/25/13 - 1/1/47, with a value of $85,123,620.	$	2,297,551

			9,673,868

TOTAL SHORT TERM INVESTMENTS — 3.41% (Cost $49,347,489)		$	49,347,489

TOTAL INVESTMENTS — 100.66% (Cost $1,126,755,619)		$	1,458,773,001

OTHER ASSETS & LIABILITIES, NET — (0.66)%		$	(9,548,199)

TOTAL NET ASSETS — 100.00%		$	1,449,224,802

(a)	A portion or all of the security is on loan at March 28, 2013.
(b)	Non-income producing security.
(c)	All or a portion of the security position has been pledged as collateral to cover segregation requirements on open futures contracts.
(d)	All or a portion of the security has been segregated to cover initial margin requirements on open future contracts.
REIT	Real Estate Investment Trust

At March 28, 2013, the Fund held the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Unrealized Appreciation

S&P 500 Emini Long Futures	538	USD	$ 42,036,630	June 2013	$694,792

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P 500® INDEX FUND

Notes to Schedule of Investments

(Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-four funds. Interests in the Great-West S&P 500® Index Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s 500 Composite Stock Price Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Fund is determined as of the close of trading on each valuation date.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

  March 28, 2013

Class	Inputs

Equity Investments:
Domestic Common Stock	Exchange traded close or bid price.

Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Short Term Investments	Maturity date and credit quality.

Derivative Investments:
Futures Contracts	Exchange traded close price.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of March 28, 2013, the inputs used to value the Fund’s investments are detailed in the following table. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

			Level 1		Level 2		Level 3		Total
Assets
Equity Investments:(a)
Domestic Common Stock	$		1,378,312,635	$	—	$	—	$	1,378,312,635
Foreign Common Stock			31,112,877		—		—		31,112,877
Short Term Investments (a)			—		49,347,489		—		49,347,489
Derivative Investments:
Futures Contracts (b)			694,792		—		—		694,792

Total Investments		$	1,410,120,304	$	49,347,489	$	0	$	1,459,467,793

(a)	Further breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments.

(b)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

Risk Factors

Investing in the Fund may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Fund. These events may have adverse effects on the Fund such as a decline in the value and liquidity of many securities held by the Fund, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Fund’s ability to achieve its investment objective.

  March 28, 2013

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Fund to be subject to larger short-term declines in value.

The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Reverse Repurchase Agreements

The Fund may engage in reverse repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a reverse repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A reverse repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in reverse repurchase agreement transactions and/or hold reverse repurchase agreement positions as a form of security lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Financial Futures Contracts

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection.

Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2009 through 2012. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

  March 28, 2013

Application of Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund adopted ASU No. 2011-11 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2011-11 did not have an impact on the Fund’s financial position or the results of its operations.

2.	UNREALIZED APPRECIATION (DEPRECIATION)

At March 28, 2013, the U.S. Federal income tax cost basis was $1,133,025,981. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $416,124,407 and gross depreciation of securities in which there was an excess of tax cost over value of $90,377,387 resulting in net appreciation of $325,747,020.

3.	DERIVATIVE FINANCIAL INSTRUMENTS

The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 518 futures contracts for the reporting period.

4.	SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of March 28, 2013 the Fund had securities on loan valued at $9,319,342 and received collateral of $9,673,868 for such loan which was invested in reverse repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The reverse repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

  March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P MID CAP 400® INDEX FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Shares		Value

COMMON STOCK
Basic Materials — 4.23%
20,848	Albemarle Corp	$	1,303,417
17,122	Ashland Inc		1,272,165
14,029	Cabot Corp		479,792
9,943	Carpenter Technology Corp		490,090
27,401	Commercial Metals Co		434,306
7,472	Compass Minerals International Inc		589,541
10,675	Cytec Industries Inc		790,804
7,918	Domtar Corp		614,595
12,908	Intrepid Potash Inc		242,154
8,048	Minerals Technologies Inc		334,072
2,517	NewMarket Corp (a)		655,326
18,879	Olin Corp		476,128
17,657	Reliance Steel & Aluminum Co		1,256,649
15,208	Royal Gold Inc		1,080,224
30,944	RPM International Inc		977,212
11,200	Sensient Technologies Corp		437,808
51,331	Steel Dynamics Inc		814,623
19,727	Valspar Corp		1,228,006

			13,476,912

Communications — 4.46%
14,294	ADTRAN Inc (a)		280,877
13,430	AMC Networks Inc Class A (b)		848,507
17,954	AOL Inc		691,050
22,591	Ciena Corp (b)		361,682
11,341	Equinix Inc (b)(c)		2,453,172
9,525	FactSet Research Systems Inc (a)		882,015
11,216	General Cable Corp (b)		410,842
9,218	InterDigital Inc (a)		440,897
10,565	John Wiley & Sons Inc Class A		411,612
12,961	Lamar Advertising Co Class A (b)		630,034
8,610	Meredith Corp		329,419
15,535	NeuStar Inc Class A (b)		722,844
27,948	New York Times Co Class A (b)		273,890
10,060	Plantronics Inc		444,551
41,386	Polycom Inc (b)		458,557
25,584	Rackspace Hosting Inc (b)		1,291,480
61,531	RF Micro Devices Inc (b)		327,345
6,418	Scholastic Corp		171,040
23,759	Telephone & Data Systems Inc		500,602
84,837	Tellabs Inc		177,309
36,367	TIBCO Software Inc (b)		735,341
35,410	tw telecom inc (b)		891,978
16,655	ValueClick Inc (b)		492,155

			14,227,199

Consumer, Cyclical — 12.03%
17,137	Advance Auto Parts Inc		1,416,373
17,958	Aeropostale Inc (b)		244,229
16,454	Alaska Air Group Inc (b)		1,052,398
42,165	American Eagle Outfitters Inc		788,485
11,005	ANN Inc (b)		319,365
24,781	Arrow Electronics Inc (b)		1,006,604
29,602	Ascena Retail Group Inc (b)		549,117
9,226	Bally Technologies Inc (b)		479,475
9,355	Barnes & Noble Inc (a)(b)		153,890

Shares		Value

Consumer, Cyclical — (continued)
12,896	Big Lots Inc (b)	$	454,842
6,761	Bob Evans Farms Inc		288,154
17,176	Brinker International Inc		646,676
10,381	Cabela’s Inc Class A (b)		630,957
11,899	Carter’s Inc (b)		681,456
11,766	Cheesecake Factory Inc		454,285
39,006	Chico’s FAS Inc		655,301
23,967	Cinemark Holdings Inc		705,588
24,821	Copart Inc (b)		850,864
8,014	Deckers Outdoor Corp (a)(b)		446,300
22,930	Dick’s Sporting Goods Inc		1,084,589
15,837	DreamWorks Animation SKG Inc Class A (a)(b)		300,269
35,217	Foot Locker Inc		1,205,830
14,462	Guess? Inc		359,091
22,894	Hanesbrands Inc (b)		1,043,051
13,308	Herman Miller Inc		368,232
10,795	HNI Corp		383,115
8,545	HSN Inc		468,779
35,193	Ingram Micro Inc Class A (b)		692,598
5,452	International Speedway Corp Class A		178,171
49,401	JetBlue Airways Corp (a)(b)		340,867
18,489	KB Home (a)		402,505
9,456	Life Time Fitness Inc (b)		404,528
69,410	LKQ Corp (b)		1,510,362
9,193	MDC Holdings Inc		336,923
13,547	Mohawk Industries Inc (b)		1,532,437
10,862	MSC Industrial Direct Co Inc Class A		931,742
1,074	NVR Inc (b)		1,160,038
65,120	Office Depot Inc (b)		255,922
20,691	Oshkosh Corp (b)		879,161
14,261	Owens & Minor Inc (a)		464,338
6,606	Panera Bread Co Class A (b)		1,091,575
14,991	Polaris Industries Inc		1,386,518
13,199	Regis Corp (a)		240,090
24,052	Saks Inc (a)(b)		275,876
12,176	Scientific Games Corp Class A (b)		106,540
18,929	Signet Jewelers Ltd		1,268,243
13,458	Tempur-Pedic International Inc (a)(b)		667,921
10,368	Thor Industries Inc		381,439
34,981	Toll Brothers Inc (b)		1,197,749
16,440	Tractor Supply Co (c)		1,711,897
18,118	Under Armour Inc Class A (b)		927,642
6,703	Watsco Inc		564,259
66,466	Wendy’s Co (a)		376,862
20,184	Williams-Sonoma Inc		1,039,880
13,061	WMS Industries Inc (b)		329,268
16,900	World Fuel Services Corp		671,268

			38,363,934

Consumer, Non-cyclical — 17.75%
16,552	Aaron’s Inc		474,711
11,634	Alliance Data Systems Corp (a)(b)(c)		1,883,428
4,528	Bio-Rad Laboratories Inc Class A (b)		570,528
11,454	Brink’s Co		323,690

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P MID CAP 400® INDEX FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Shares		Value

Consumer, Non-cyclical — (continued)
11,427	Charles River Laboratories International Inc (b)	$	505,873
32,600	Church & Dwight Co Inc (c)		2,106,938
21,336	Community Health Systems Inc		1,011,113
24,576	Convergys Corp		418,529
11,191	Cooper Cos Inc		1,207,285
22,861	CoreLogic Inc (b)		591,185
7,905	Corporate Executive Board Co		459,755
12,807	Covance Inc (b)		951,816
11,455	Deluxe Corp		474,237
12,863	DeVry Inc		408,400
26,709	Endo Health Solutions Inc (b)		821,569
26,856	Flowers Foods Inc		884,637
9,455	FTI Consulting Inc (b)		356,075
21,891	Gartner Inc Class A (b)		1,191,089
18,456	Global Payments Inc		916,525
28,775	Green Mountain Coffee Roasters Inc (a)(b)(c)		1,633,269
11,101	Harris Teeter Supermarkets Inc		474,124
60,090	Health Management Associates Inc Class A (b)		773,358
19,117	Health Net Inc (b)		547,129
20,535	Henry Schein Inc (b)(c)		1,900,514
13,672	Hill-Rom Holdings Inc		481,528
28,596	Hillshire Brands Co		1,005,149
20,385	HMS Holdings Corp (b)		553,453
62,309	Hologic Inc (b)		1,408,183
12,777	IDEXX Laboratories Inc (b)		1,180,467
17,889	Ingredion Inc		1,293,733
25,752	Jarden Corp (b)		1,103,473
4,379	Lancaster Colony Corp		337,183
19,959	Lender Processing Services Inc		508,156
11,603	LifePoint Hospitals Inc (b)		562,281
18,347	Manpower Inc		1,040,642
12,571	Masimo Corp		246,643
6,132	Matthews International Corp Class A		213,946
11,651	MEDNAX Inc (b)		1,044,279
24,281	Monster Worldwide Inc (a)(b)		123,105
24,478	Omnicare Inc		996,744
7,209	Post Holdings Inc (b)		309,482
17,747	Regeneron Pharmaceuticals Inc (b)(c)		3,130,571
13,224	Rent-A-Center Inc		488,495
33,409	ResMed Inc (a)		1,548,841
14,812	Rollins Inc		363,635
42,458	RR Donnelley & Sons Co (a)		511,619
9,099	Scotts Miracle-Gro Co Class A (a)		393,441
31,552	SEI Investments Co		910,275
49,804	Service Corp International		833,221
29,257	Smithfield Foods Inc (b)		774,725
15,292	Sotheby’s		572,074
13,742	STERIS Corp		571,805
2,684	Strayer Education Inc (a)		129,852
49,387	SUPERVALU Inc (a)		248,911
8,124	Techne Corp		551,213
9,585	Teleflex Inc		810,028
13,821	Thoratec Corp (b)		518,288
4,271	Tootsie Roll Industries Inc (a)		127,746
13,370	Towers Watson & Co Class A		926,808

Shares		Value

Consumer, Non-cyclical — (continued)
12,929	Tupperware Brands Corp	$	1,056,816
11,561	United Natural Foods Inc (b)		568,801
21,640	United Rentals Inc (b)		1,189,551
11,071	United Therapeutics Corp (b)		673,892
5,167	Universal Corp (a)		289,559
20,669	Universal Health Services Inc Class B		1,320,129
8,699	Valassis Communications Inc (a)		259,839
19,762	VCA Antech Inc (b)		464,209
50,572	Vertex Pharmaceuticals Inc (b)(c)		2,780,449
9,757	WellCare Health Plans Inc (b)		565,516
9,069	WEX Inc (b)		711,917

			56,586,450

Energy — 5.47%
49,624	Alpha Natural Resources Inc (b)		407,413
48,466	Arch Coal Inc (a)		263,170
13,347	Atwood Oceanics Inc (b)		701,251
11,706	Bill Barrett Corp (a)(b)		237,281
4,425	CARBO Ceramics Inc (a)		402,985
20,214	Cimarex Energy Co		1,524,944
17,692	Dresser-Rand Group Inc (b)		1,090,889
8,527	Dril-Quip Inc (b)		743,299
16,894	Energen Corp		878,657
26,501	Forest Oil Corp (b)		139,395
22,018	Helix Energy Solutions Group Inc (b)		503,772
47,238	HollyFrontier Corp (c)		2,430,395
13,105	Northern Oil & Gas Inc (a)(b)		188,450
25,192	Oceaneering International Inc (c)		1,673,001
12,838	Oil States International Inc (b)		1,047,196
34,961	Patterson-UTI Energy Inc		833,470
30,130	Plains Exploration & Production Co (b)		1,430,271
23,113	Quicksilver Resources Inc (a)(b)		52,004
11,795	Rosetta Resources Inc (b)		561,206
15,461	SM Energy Co		915,600
36,881	Superior Energy Services Inc (b)		957,800
9,774	Unit Corp (b)		445,206

			17,427,655

Financial — 22.25%
12,090	Affiliated Managers Group Inc (b)(c)		1,856,661
9,746	Alexander & Baldwin Inc (b)		348,420
14,889	Alexandria Real Estate Equities Inc REIT		1,056,821
3,956	Alleghany Corp (b)		1,566,260
24,456	American Campus Communities Inc REIT		1,108,835
17,746	American Financial Group Inc		840,805
47,814	Apollo Investment Corp		399,725
29,073	Arthur J Gallagher & Co		1,201,006
16,650	Aspen Insurance Holdings Ltd		642,357
40,316	Associated Banc-Corp		612,400
19,933	Astoria Financial Corp		196,539
18,317	BancorpSouth Inc (a)		298,567
10,568	Bank of Hawaii Corp (a)		536,960
42,846	BioMed Realty Trust Inc REIT		925,474

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P MID CAP 400® INDEX FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Shares		Value

Financial — (continued)
17,981	BRE Properties Inc REIT	$	875,315
27,603	Brown & Brown Inc		884,400
19,646	Camden Property Trust REIT		1,349,287
17,511	Cathay General Bancorp		352,321
20,443	CBOE Holdings Inc		755,164
11,100	City National Corp		653,901
18,256	Commerce Bancshares Inc		745,393
19,004	Corporate Office Properties Trust REIT (a)		507,027
23,413	Corrections Corp of America REIT		914,746
14,382	Cullen/Frost Bankers Inc		899,306
74,603	Duke Realty Corp REIT		1,266,759
32,846	East West Bancorp Inc		843,157
26,933	Eaton Vance Corp		1,126,607
13,954	Equity One Inc REIT		334,477
8,789	Essex Property Trust Inc REIT		1,323,448
12,100	Everest Re Group Ltd		1,571,306
23,962	Extra Space Storage Inc REIT		940,988
15,087	Federal Realty Investment Trust REIT (c)		1,629,999
22,003	Federated Investors Inc Class B (a)		520,811
49,490	Fidelity National Financial Inc Class A		1,248,633
25,015	First American Financial Corp		639,634
82,639	First Niagara Financial Group Inc		732,182
25,861	FirstMerit Corp (a)		427,482
46,800	Fulton Financial Corp		547,560
6,221	Greenhill & Co Inc		332,077
19,885	Hancock Holding Co		614,844
10,031	Hanover Insurance Group Inc		498,340
23,694	HCC Insurance Holdings Inc		995,859
18,402	Highwoods Properties Inc REIT		728,167
12,003	Home Properties Inc REIT		761,230
32,003	Hospitality Properties Trust REIT		878,162
12,483	International Bancshares Corp		259,646
42,150	Janus Capital Group Inc (a)		396,210
10,299	Jones Lang LaSalle Inc		1,023,824
12,799	Kemper Corp		417,375
17,446	Kilroy Realty Corp REIT		914,170
27,642	Liberty Property Trust REIT		1,098,770
31,878	Macerich Co REIT (c)		2,052,306
18,770	Mack-Cali Realty Corp REIT		537,010
8,569	Mercury General Corp		325,022
26,963	National Retail Properties Inc REIT (a)		975,252
102,557	New York Community Bancorp Inc (a)		1,471,693
56,551	Old Republic International Corp		718,763
26,244	Omega Healthcare Investors Inc REIT		796,768
9,091	Potlatch Corp REIT		416,913
10,393	Primerica Inc		340,683
9,910	Prosperity Bancshares Inc		469,635
17,779	Protective Life Corp		636,488
26,075	Raymond James Financial Inc		1,202,058
28,762	Rayonier Inc REIT (c)		1,716,229
45,142	Realty Income Corp REIT (a)(c)		2,047,190
21,128	Regency Centers Corp REIT		1,117,882
17,270	Reinsurance Group of America Inc		1,030,501

Shares		Value

Financial — (continued)
43,606	Senior Housing Properties Trust REIT	$	1,169,949
10,809	Signature Bank (b)		851,317
21,091	SL Green Realty Corp REIT (c)		1,816,146
9,968	StanCorp Financial Group Inc		426,232
10,430	SVB Financial Group (b)		739,904
185,092	Synovus Financial Corp		512,705
14,421	Taubman Centers Inc REIT		1,119,935
36,900	TCF Financial Corp		552,024
15,992	Trustmark Corp		399,960
58,417	UDR Inc REIT		1,413,107
44,458	Valley National Bancorp (a)		455,250
20,007	Waddell & Reed Financial Inc Class A		875,906
25,019	Washington Federal Inc		437,833
18,917	Webster Financial Corp		458,926
26,135	Weingarten Realty Investors REIT		824,559
6,042	Westamerica Bancorporation (a)		273,884
25,717	WR Berkley Corp		1,141,063

			70,922,500

Industrial — 18.82%
9,979	Acuity Brands Inc		692,044
25,332	AECOM Technology Corp (b)		830,890
22,668	AGCO Corp		1,181,456
7,342	Alliant Techsystems Inc		531,781
56,673	AMETEK Inc (c)		2,457,341
15,544	Aptargroup Inc		891,448
32,076	Avnet Inc (b)		1,161,151
24,282	B/E Aerospace Inc (b)		1,463,962
14,711	Carlisle Cos Inc		997,259
11,742	CLARCOR Inc		615,046
11,853	Clean Harbors Inc (b)		688,541
12,595	Con-way Inc		443,470
11,216	Crane Co		626,526
31,533	Donaldson Co Inc		1,141,179
14,461	Energizer Holdings Inc		1,442,196
6,935	Esterline Technologies Corp (b)		524,980
42,180	Exelis Inc		459,340
38,030	Fortune Brands Home & Security Inc (b)		1,423,463
11,494	Gardner Denver Inc		863,314
10,593	GATX Corp		550,518
11,365	Genesee & Wyoming Inc Class A (b)		1,058,195
33,174	Gentex Corp		663,812
14,201	Graco Inc		824,084
7,721	Granite Construction Inc		245,837
6,912	Greif Inc Class A		370,621
18,975	Harsco Corp		470,011
12,472	Hubbell Inc Class B		1,211,156
11,650	Huntington Ingalls Industries Inc		621,294
19,330	IDEX Corp		1,032,609
9,249	Itron Inc (b)		429,154
20,921	ITT Corp		594,784
21,262	JB Hunt Transport Services Inc		1,583,594
25,662	Kansas City Southern (c)		2,845,916
34,501	KBR Inc		1,106,792
18,650	Kennametal Inc		728,096

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P MID CAP 400® INDEX FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Shares		Value

Industrial — (continued)
13,073	Kirby Corp (b)	$	1,004,006
10,435	Landstar System Inc		595,734
10,268	Lennox International Inc		651,915
19,418	Lincoln Electric Holdings Inc		1,052,067
32,421	Louisiana-Pacific Corp (b)		700,294
10,732	Martin Marietta Materials Inc (a)		1,094,879
9,424	Matson Inc		231,830
7,155	Mettler-Toledo International Inc (b)		1,525,589
7,012	Mine Safety Appliances Co		347,935
22,163	National Instruments Corp		725,838
13,203	Nordson Corp		870,738
22,968	Packaging Corp of America		1,030,574
10,416	Regal-Beloit Corp		849,529
16,604	Rock Tenn Co Class A		1,540,685
10,062	Silgan Holdings Inc		475,430
23,592	Sonoco Products Co		825,484
10,941	SPX Corp		863,901
8,888	Tech Data Corp (b)		405,382
25,861	Terex Corp (b)		890,136
11,707	Tidewater Inc (a)		591,204
18,602	Timken Co		1,052,501
58,902	Trimble Navigation Ltd (b)(c)		1,764,704
18,480	Trinity Industries Inc		837,698
11,703	Triumph Group Inc		918,685
17,996	URS Corp		853,190
24,749	UTi Worldwide Inc		358,366
5,484	Valmont Industries Inc		862,469
29,717	Vishay Intertechnology Inc (b)		404,448
11,194	Wabtec Corp		1,143,019
28,717	Waste Connections Inc		1,033,238
10,094	Werner Enterprises Inc		243,669
13,538	Woodward Inc		538,271
11,832	Worthington Industries Inc		366,555
11,955	Zebra Technologies Corp Class A (b)		563,439

			59,985,262

Technology — 8.02%
9,278	ACI Worldwide Inc (b)		453,323
17,848	Acxiom Corp (b)		364,099
6,802	Advent Software Inc (b)		190,252
38,588	Allscripts Healthcare Solutions Inc (b)		524,411
21,624	ANSYS Inc (b)(c)		1,760,626
103,032	Atmel Corp (b)		717,103
28,648	Broadridge Financial Solutions Inc ADR		711,616
65,505	Cadence Design Systems Inc (b)		912,485
9,907	CommVault Systems Inc (b)		812,176
50,024	Compuware Corp (b)		625,300
10,577	Concur Technologies Inc (a)(b)		726,217
27,168	Cree Inc (b)		1,486,361
30,007	Cypress Semiconductor Corp (a)		330,977
14,227	Diebold Inc		431,363
7,205	DST Systems Inc		513,500
7,654	Fair Isaac Corp		349,711
29,916	Fairchild Semiconductor International Inc (b)		423,012
25,247	Informatica Corp (b)		870,264

Shares		Value

Technology — (continued)
33,079	Integrated Device Technology Inc (a)(b)	$	247,100
16,526	International Rectifier Corp (b)		349,525
29,062	Intersil Corp Class A		253,130
20,138	Jack Henry & Associates Inc		930,577
15,443	Lexmark International Inc Class A (a)		407,695
5,878	ManTech International Corp Class A (a)		157,942
55,615	MEMC Electronic Materials Inc (b)		244,706
21,298	Mentor Graphics Corp		384,429
18,784	MICROS Systems Inc (b)		854,860
28,558	MSCI Inc Class A (b)		968,973
37,386	NCR Corp (b)		1,030,358
28,005	PTC Inc (b)		713,848
22,362	QLogic Corp (b)		259,399
37,797	Riverbed Technology Inc (b)		563,553
23,295	Rovi Corp (b)		498,746
15,581	Semtech Corp (b)		551,412
9,055	Silicon Laboratories Inc (b)		374,515
45,452	Skyworks Solutions Inc (b)		1,001,308
14,299	SolarWinds Inc (b)		845,071
16,101	Solera Holdings Inc		939,171
35,679	Synopsys Inc (b)		1,280,163
24,130	VeriFone Systems Inc (b)		499,008

			25,558,285

Utilities — 5.02%
25,930	Alliant Energy Corp		1,301,167
32,731	Aqua America Inc		1,029,063
21,123	Atmos Energy Corp		901,741
9,947	Black Hills Corp		438,066
14,238	Cleco Corp		669,613
35,864	Great Plains Energy Inc		831,686
22,865	Hawaiian Electric Industries Inc		633,589
11,325	IDACORP Inc		546,658
44,143	MDU Resources Group Inc		1,103,133
19,485	National Fuel Gas Co		1,195,405
55,030	NV Energy Inc		1,102,251
23,064	OGE Energy Corp		1,614,019
18,766	PNM Resources Inc		437,060
40,948	Questar Corp		996,265
26,361	UGI Corp		1,011,999
19,254	Vectren Corp		681,977
29,581	Westar Energy Inc		981,497
12,134	WGL Holdings Inc		535,109

			16,010,298

TOTAL COMMON STOCK — 98.05% (Cost $264,190,877)		$	312,558,495

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P MID CAP 400® INDEX FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Principal Amount		Value

SHORT TERM INVESTMENTS
U.S. Government Agency Obligations — 1.98%
$6,307,000	Federal Home Loan Bank 0.00%, 04/01/2013	$	6,307,000

U.S. Treasury Obligations — 0.08%
270,000	U.S. Treasury Bills (d) 0.09%, 06/13/2013		269,950

Reverse Repurchase Agreements — 6.62%
5,012,713	Undivided interest of 5.76% in a reverse repurchase agreement (principal amount/value $87,318,979 with a maturity value of $87,320,919) with Citigroup Global Markets Inc, 0.20%, dated 3/28/13, to be repurchased at $5,012,713 on 4/1/13, collateralized by U.S. Treasury Securities and various U.S. Government Agency Securities, 0.00% - 6.00%, 3/31/13 - 3/15/53, with a value of $89,065,387.		5,012,713

5,012,712	Undivided interest of 5.76% in a reverse repurchase agreement (principal amount/value $87,318,979 with a maturity value of $87,321,113) with RBC Capital Markets Corp, 0.22%, dated 3/28/13, to be repurchased at $5,012,712 on 4/1/13, collateralized by various U.S. Government Agency Securities, 2.50% - 4.00%, 7/1/27 - 4/1/43, with a value of $89,065,361.		5,012,712

1,055,249	Undivided interest of 6.02% in a reverse repurchase agreement (principal amount/value $17,567,939 with a maturity value of $17,568,251) with BNP Paribas Securities Corp, 0.16%, dated 3/28/13, to be repurchased at $1,055,249 on 4/1/13, collateralized by a U.S. Treasury Security, 2.25%, 5/31/14, with a value of $17,919,299.		1,055,249

Principal Amount		Value

Short Term Investments — (continued)
$5,012,714	Undivided interest of 6.02% in a reverse repurchase agreement (principal amount/value $83,454,503 with a maturity value of $83,456,172) with HSBC Securities (USA) Inc, 0.18%, dated 3/28/13, to be repurchased at $5,012,714 on 4/1/13, collateralized by various U.S. Government Agency Securities, 0.00% - 8.13%, 1/30/14 - 7/15/36, with a value of $85,124,231.	$	5,012,714

5,012,713	Undivided interest of 6.02% in a reverse repurchase agreement (principal amount/value $83,454,503 with a maturity value of $83,456,358) with Merrill Lynch, Pierce, Fenner & Smith, 0.20%, dated 3/28/13, to be repurchased at $5,012,713 on 4/1/13, collateralized by various U.S. Government Agency Securities, 0.00% - 6.50%, 4/25/13 - 1/1/47, with a value of $85,123,620.		5,012,713

			21,106,101

TOTAL SHORT TERM INVESTMENTS — 8.68% (Cost $27,683,051)		$	27,683,051

TOTAL INVESTMENTS — 106.73% (Cost $291,873,928)		$	340,241,546

OTHER ASSETS & LIABILITIES, NET — (6.73)%		$	(21,468,900)

TOTAL NET ASSETS — 100.00%		$	318,772,646

(a)	A portion or all of the security is on loan at March 28, 2013.
(b)	Non-income producing security.
(c)	All or a portion of the security position has been pledged as collateral to cover segregation requirements on open futures contracts.
(d)	All or a portion of the security has been segregated to cover initial margin requirements on open future contracts.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P MID CAP 400® INDEX FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

At March 28, 2013, the Fund held the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Unrealized Appreciation

S&P Mid 400® Emini Long Futures	64	USD	$7,366,400	June 2013	$162,918

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P MID CAP 400® INDEX FUND

Notes to Schedule of Investments

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-four funds. Interests in the Great-West S&P Mid Cap 400® Index Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s MidCap 400® Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Fund is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

  March 28, 2013

Class	Inputs

Equity Investments:
Domestic Common Stock	Exchange traded close or bid price.

Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Short Term Investments	Maturity date and credit quality.

Derivative Investments:
Futures Contracts	Exchange traded close price.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of March 28, 2013, the inputs used to value the Fund’s investments are detailed in the following table. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

	Level 1	Level 2	Level 3	Total
Assets
Equity Investments: (a)
Domestic Common Stock	$308,461,994	$—	$—	$308,461,994
Foreign Common Stock	4,096,501	—	—	4,096,501
Short Term Investments (a)	—	27,683,051	—	27,683,051
Derivative Investments:
Futures Contracts (b)	162,918	—	—	162,918

Total Investments	$312,721,413	$27,683,051	$0	$340,404,464

(a) Further breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments.

(b) Futures Contracts are reported at the security’s unrealized appreciation/(depreciation), which represents the change in the contract’s value from trade date.

Risk Factors

Investing in the Fund may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Fund. These events may have adverse effects on the Fund such as a decline in the value and liquidity of many securities held by the Fund, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Fund’s ability to achieve its investment objective.

  March 28, 2013

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Fund to be subject to larger short-term declines in value.

The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Reverse Repurchase Agreements

The Fund may engage in reverse repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a reverse repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A reverse repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in reverse repurchase agreement transactions and/or hold reverse repurchase agreement positions as a form of security lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Financial Futures Contracts

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection.

Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal and Colorado tax returns remain open for the fiscal years ended 2011 and 2012.

  March 28, 2013

Application of Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund adopted ASU No. 2011-11 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2011-11 did not have an impact on the Fund’s financial position or the results of its operations.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At March 28, 2013, the U.S. Federal income tax cost basis was $292,194,866. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $57,600,759 and gross depreciation of securities in which there was an excess of tax cost over value of $9,554,079 resulting in net appreciation of $48,046,680.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 104 futures contracts for the reporting period.

4. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of March 28, 2013 the Fund had securities on loan valued at $20,546,702 and received collateral of $21,106,101 for such loan which was invested in reverse repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The reverse repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

  March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P SMALL CAP 600® INDEX FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Shares			Value

COMMON STOCK
Basic Materials — 4.50%
25,438	A Schulman Inc	$	802,823
119,028	AK Steel Holding Corp (a)		393,983
22,325	AMCOL International Corp		673,992
21,077	American Vanguard Corp		643,691
25,132	Balchem Corp		1,104,300
34,245	Buckeye Technologies Inc		1,025,638
43,569	Century Aluminum Co (b)		337,224
20,403	Clearwater Paper Corp (b)		1,075,034
9,616	Deltic Timber Corp		660,811
54,805	Globe Specialty Metals Inc		762,886
8,267	Hawkins Inc		330,267
43,610	HB Fuller Co		1,704,279
18,718	Innophos Holdings Inc		1,021,254
14,781	Kaiser Aluminum Corp		955,592
33,779	KapStone Paper & Packaging Corp		939,056
27,823	Kraton Performance Polymers Inc (b)		651,058
17,402	Materion Corp		495,957
13,488	Neenah Paper Inc		414,891
27,955	OM Group Inc (b)		656,383
37,298	PH Glatfelter Co		872,027
85,348	PolyOne Corp		2,083,345
11,393	Quaker Chemical Corp		672,415
27,272	Schweitzer-Mauduit International Inc		1,056,244
15,130	Stepan Co		954,703
100,973	Stillwater Mining Co (a)(b)		1,305,581
40,761	Wausau Paper Corp		439,404
20,238	Zep Inc		303,772

			22,336,610

Communications — 4.50%
23,195	Anixter International Inc		1,621,794
97,890	Arris Group Inc (a)(b)		1,680,771
7,785	Atlantic Tele-Network Inc		377,650
14,083	Black Box Corp		307,150
34,911	Blucora Inc (b)		540,422
10,414	Blue Nile Inc (a)(b)		358,762
26,043	Cbeyond Inc (b)		193,500
173,156	Cincinnati Bell Inc (b)		564,489
27,955	comScore Inc (a)(b)		469,085
15,309	Comtech Telecommunications Corp		371,703
36,962	Dealertrack Technologies Inc (b)		1,085,944
44,458	Dice Holdings Inc (b)		450,360
21,810	Digital Generation Inc (a)(b)		140,238
25,715	Dolan Co (b)		61,459
25,952	EW Scripps Co Class A (b)		312,203
29,627	General Communication Inc Class A (b)		271,680
99,658	Harmonic Inc (b)		577,020
35,546	Harte-Hanks Inc		276,903
16,675	HealthStream Inc (b)		382,525
45,844	Ixia (b)		992,064
21,661	Liquidity Services Inc (a)(b)		645,714
18,675	LogMeIn Inc (a)(b)		358,934
13,963	Lumos Networks Corp		188,221

Shares			Value

Communications — (continued)
33,583	NETGEAR Inc (b)	$	1,125,366
51,758	NIC Inc (b)		991,683
12,604	NTELOS Holdings Corp		161,457
23,876	Nutrisystem Inc		202,469
19,941	OpenTable Inc (a)(b)		1,255,884
16,433	Oplink Communications Inc (b)		269,501
16,123	PC-Tel Inc		114,473
27,801	Perficient Inc (b)		324,160
16,495	Procera Networks Inc (b)		196,126
20,593	QuinStreet Inc (a)(b)		122,940
26,354	Sourcefire Inc (b)		1,560,947
12,938	Stamps.com Inc (b)		323,062
35,247	Symmetricom Inc (b)		160,021
79,544	United Online Inc		479,650
18,606	USA Mobility Inc		246,902
24,462	VASCO Data Security International Inc (b)		206,459
34,626	ViaSat Inc (a)(b)		1,677,284
32,482	Websense Inc (b)		487,230
20,833	XO Group Inc (b)		208,330

			22,342,535

Consumer, Cyclical — 16.48%
13,206	Allegiant Travel Co		1,172,429
11,178	Arctic Cat Inc (b)		488,479
13,941	Big 5 Sporting Goods Corp		217,619
1,059	Biglari Holdings Inc (b)		395,208
21,790	BJ’s Restaurants Inc (b)		725,171
47,434	Boyd Gaming Corp (a)(b)		392,279
34,513	Brown Shoe Co Inc		552,208
78,069	Brunswick Corp (c)		2,671,521
24,049	Buckle Inc (a)		1,121,886
16,093	Buffalo Wild Wings Inc (b)		1,408,620
59,595	Callaway Golf Co		394,519
33,060	Casey’s General Stores Inc		1,927,398
25,461	Cash America International Inc (a)		1,335,939
22,788	Cato Corp Class A		550,102
14,582	CEC Entertainment Inc		477,561
20,630	Children’s Place Retail Stores Inc (b)		924,637
33,127	Christopher & Banks Corp (b)		213,007
24,408	Coinstar Inc (a)(b)		1,425,915
14,994	Coldwater Creek Inc (a)(b)		47,381
20,482	Cracker Barrel Old Country Store Inc		1,655,970
76,705	Crocs Inc (b)		1,136,768
13,904	DineEquity Inc		956,456
23,737	Dorman Products Inc (a)(b)		883,254
15,678	DTS Inc (b)		260,725
22,962	Ethan Allen Interiors Inc (a)		755,909
41,371	Ezcorp Inc Class A (b)		881,202
104,494	Fifth & Pacific Cos Inc (b)		1,972,847
44,797	Finish Line Inc Class A		877,573
22,797	First Cash Financial Services Inc (b)		1,329,977
29,356	Fred’s Inc Class A		401,590
16,651	G&K Services Inc Class A		757,787
20,768	Genesco Inc (b)		1,247,949
18,474	Group 1 Automotive Inc		1,109,733

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P SMALL CAP 600® INDEX FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Shares			Value

Consumer, Cyclical — (continued)
16,708	Haverty Furniture Cos Inc	$	343,516
22,343	Hibbett Sports Inc (b)		1,257,241
36,925	Hot Topic Inc		512,519
56,455	Iconix Brand Group Inc (b)		1,460,491
49,372	Interface Inc		948,930
34,142	Interval Leisure Group Inc		742,247
37,572	Jack in the Box Inc (b)		1,299,616
17,641	JAKKS Pacific Inc (a)		185,054
23,889	Jos A Bank Clothiers Inc (a)(b)		953,171
18,990	K-Swiss Inc (b)		90,013
12,476	Kirkland’s Inc (b)		142,975
45,616	La-Z-Boy Inc		860,774
18,205	Lithia Motors Inc Class A		864,373
23,461	Lumber Liquidators Holdings Inc (a)(b)		1,647,431
20,391	M/I Homes Inc (b)		498,560
21,078	Maidenform Brands Inc (b)		369,497
17,879	Marcus Corp		223,309
19,630	MarineMax Inc (b)		266,772
25,166	Marriott Vacations Worldwide Corp (b)		1,079,873
41,370	Men’s Wearhouse Inc		1,382,585
27,173	Meritage Homes Corp (b)		1,273,327
33,379	Mobile Mini Inc (b)		982,344
7,843	Monarch Casino & Resort Inc (b)		76,312
24,298	Multimedia Games Holding Co Inc (b)		507,099
10,406	MWI Veterinary Supply Inc (b)		1,376,298
75,343	OfficeMax Inc		874,732
12,423	Oxford Industries Inc		659,661
14,842	Papa John’s International Inc (b)		917,532
45,080	Pep Boys-Manny Moe & Jack (b)		531,493
9,742	Perry Ellis International Inc		177,207
17,747	PetMed Express Inc (a)		238,076
51,860	Pinnacle Entertainment Inc (b)		758,193
40,814	Pool Corp		1,959,072
108,257	Quiksilver Inc (b)		657,120
11,477	Red Robin Gourmet Burgers Inc (b)		523,351
50,540	Ruby Tuesday Inc (b)		372,480
13,786	rue21 inc (b)		405,171
29,544	Ruth’s Hospitality Group Inc (b)		281,850
38,992	Ryland Group Inc (a)		1,622,847
24,402	ScanSource Inc (b)		688,624
48,533	Select Comfort Corp (b)		959,497
49,337	SHFL Entertainment Inc (b)		817,514
33,890	Skechers U.S.A. Inc Class A (b)		716,774
45,355	SkyWest Inc		727,948
32,326	Sonic Automotive Inc Class A (a)		716,344
47,325	Sonic Corp (b)		609,546
26,698	Spartan Motors Inc		141,766
27,802	Stage Stores Inc		719,516
16,701	Standard Motor Products Inc		462,952
97,101	Standard Pacific Corp (a)(b)		838,953
22,906	Stein Mart Inc		191,952
35,279	Steven Madden Ltd (b)		1,521,936
20,195	Superior Industries International Inc		377,243
50,108	Texas Roadhouse Inc		1,011,681
45,809	Titan International Inc (a)		965,654
50,595	Toro Co (c)		2,329,394

Shares			Value

Consumer, Cyclical — (continued)
20,563	True Religion Apparel Inc	$	536,900
38,212	Tuesday Morning Corp (b)		296,525
12,967	UniFirst Corp (a)		1,173,514
35,254	United Stationers Inc (a)		1,362,567
12,977	Universal Electronics Inc (b)		301,715
26,051	Vitamin Shoppe Inc (b)		1,272,591
15,355	VOXX International Corp (b)		164,452
24,560	Winnebago Industries Inc (b)		506,918
43,291	Wolverine World Wide Inc (a)		1,920,822
22,851	Zale Corp (a)(b)		89,804
19,846	Zumiez Inc (a)(b)		454,473

			81,870,306

Consumer, Non-cyclical — 16.81%
18,196	Abaxis Inc		861,035
31,673	ABIOMED Inc (a)(b)		591,335
44,314	ABM Industries Inc		985,543
34,399	Acorda Therapeutics Inc (b)		1,101,800
64,315	Affymetrix Inc (a)(b)		303,567
30,525	Air Methods Corp		1,472,526
58,002	Akorn Inc (b)		802,168
62,566	Align Technology Inc (b)		2,096,587
70,093	Alliance One International Inc (b)		272,662
7,024	Almost Family Inc		143,500
25,802	Amedisys Inc (a)(b)		286,918
27,492	American Greetings Corp Class A (a)		442,621
15,752	American Public Education Inc (a)(b)		549,587
39,450	AMN Healthcare Services Inc (b)		624,494
27,892	Amsurg Corp (b)		938,287
15,262	Andersons Inc		816,822
22,660	Arbitron Inc		1,062,074
47,656	Arqule Inc (b)		123,429
45,415	B&G Foods Inc		1,384,703
21,265	Bio-Reference Labs Inc (a)(b)		552,465
8,939	Blyth Inc (a)		155,181
7,362	Boston Beer Co Inc Class A (a)(b)		1,175,270
12,134	Cal-Maine Foods Inc		516,423
11,464	Calavo Growers Inc (a)		329,934
25,350	Cambrex Corp (b)		324,227
18,741	Cantel Medical Corp		563,354
9,637	Capella Education Co (b)		300,096
38,531	Cardtronics Inc (b)		1,058,061
43,113	Career Education Corp (b)		102,178
12,440	CDI Corp		213,968
45,264	Centene Corp (b)		1,993,427
34,652	Central Garden & Pet Co Class A (b)		284,839
16,666	Chemed Corp		1,332,947
24,471	CONMED Corp		833,482
6,964	Consolidated Graphics Inc (b)		272,292
65,116	Corinthian Colleges Inc (a)(b)		136,744
5,050	Corvel Corp (b)		249,925
28,244	Cross Country Healthcare Inc (b)		149,976
20,562	CryoLife Inc		123,578
56,210	Cubist Pharmaceuticals Inc (b)(c)		2,631,752
20,678	Cyberonics Inc (b)		967,937
18,899	Diamond Foods Inc (a)(b)		318,637
22,493	Emergent Biosolutions Inc (b)		314,452

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P SMALL CAP 600® INDEX FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Shares			Value

Consumer, Non-cyclical — (continued)
14,788	Ensign Group Inc	$	493,919
28,864	Enzo Biochem Inc (b)		72,737
22,671	ExlService Holdings Inc (b)		745,423
12,706	Forrester Research Inc		402,145
23,974	Gentiva Health Services Inc (b)		259,399
21,012	Greatbatch Inc (b)		627,628
44,490	Haemonetics Corp (b)		1,853,453
40,143	Hain Celestial Group Inc (a)(b)(c)		2,451,934
29,413	Hanger Inc (b)		927,392
58,527	Healthcare Services Group Inc		1,500,047
28,250	Healthways Inc (b)		346,063
32,128	Heartland Payment Systems Inc		1,059,260
14,429	Heidrick & Struggles International Inc		215,714
27,242	Helen of Troy Ltd (b)		1,045,003
9,953	Hi-Tech Pharmacal Co Inc		329,544
11,170	ICU Medical Inc (b)		658,472
19,111	Insperity Inc		542,179
17,204	Integra LifeSciences Holdings Corp (b)		671,128
14,555	Inter Parfums Inc		355,579
25,498	Invacare Corp		332,749
14,538	IPC The Hospitalist Co Inc (b)		646,650
13,218	ITT Educational Services Inc (a)(b)		182,144
13,032	J&J Snack Foods Corp		1,002,031
24,177	Kelly Services Inc Class A		451,626
45,886	Kindred Healthcare Inc (b)		483,180
42,293	Korn/Ferry International (b)		755,353
8,188	Landauer Inc		461,639
13,141	LHC Group Inc (b)		282,400
17,549	Lincoln Educational Services Corp		102,837
122,095	Live Nation Entertainment Inc (b)		1,510,315
33,546	Luminex Corp (b)		554,180
23,914	Magellan Health Services Inc (b)		1,137,589
29,765	MAXIMUS Inc (c)		2,380,307
47,149	Medicines Co (b)		1,575,720
11,171	Medifast Inc (b)		256,039
35,881	Meridian Bioscience Inc (a)		818,804
34,331	Merit Medical Systems Inc (b)		420,898
25,918	Molina Healthcare Inc (a)(b)		800,089
38,566	Momenta Pharmaceuticals Inc (b)		514,470
25,512	Monro Muffler Brake Inc (a)		1,013,082
10,602	Nash Finch Co		207,587
26,483	Natus Medical Inc (b)		355,932
43,845	Navigant Consulting Inc (b)		576,123
19,364	Neogen Corp (a)(b)		959,874
38,445	NuVasive Inc (b)		819,263
37,820	On Assignment Inc (b)		957,224
14,551	Palomar Medical Technologies Inc (b)		196,293
50,468	PAREXEL International Corp (b)		1,993,991
25,282	PharMerica Corp (b)		353,948
43,273	Prestige Brands Holdings Inc (b)		1,111,683
51,114	Questcor Pharmaceuticals Inc (a)		1,663,250
36,484	Resources Connection Inc		463,347
44,846	Salix Pharmaceuticals Ltd (b)(c)		2,295,218
17,149	Sanderson Farms Inc		936,678
6,859	Seneca Foods Corp Class A (b)		226,484
42,224	Snyders-Lance Inc		1,066,578
19,149	Spartan Stores Inc		336,065

Shares			Value

Consumer, Non-cyclical — (continued)
45,326	Spectrum Pharmaceuticals Inc (a)	$	338,132
10,361	SurModics Inc (b)		282,337
32,452	Symmetry Medical Inc (b)		371,575
20,220	TeleTech Holdings Inc (b)		428,866
31,622	TreeHouse Foods Inc (b)		2,060,173
35,033	TrueBlue Inc (b)		740,598
19,068	Universal Technical Institute Inc		240,829
17,305	Viad Corp		478,656
57,730	ViroPharma Inc (b)		1,452,487
12,568	WD-40 Co		688,349
29,451	West Pharmaceutical Services Inc		1,912,548

			83,514,012

Energy — 4.27%
29,251	Approach Resources Inc (a)(b)		719,867
23,702	Basic Energy Services Inc (a)(b)		324,006
37,579	C&J Energy Services Inc (a)(b)		860,559
31,757	Carrizo Oil & Gas Inc (b)		818,378
52,263	Cloud Peak Energy Inc (b)		981,499
37,835	Comstock Resources Inc (b)		614,819
10,718	Contango Oil & Gas Co		429,685
56,836	Exterran Holdings Inc (b)		1,534,572
10,943	Geospace Technologies Corp (b)		1,180,969
11,949	Gulf Island Fabrication Inc		251,646
58,893	Gulfport Energy Corp (b)(c)		2,699,066
27,609	Hornbeck Offshore Services Inc (b)		1,282,714
106,096	ION Geophysical Corp (b)		722,514
29,025	Lufkin Industries Inc (a)		1,926,970
22,845	Matrix Service Co (b)		340,391
26,539	PDC Energy Inc (b)		1,315,538
46,620	Penn Virginia Corp (a)		188,345
47,551	PetroQuest Energy Inc (b)		211,126
54,481	Pioneer Energy Services Corp (b)		449,468
16,443	SEACOR Holdings Inc		1,211,520
42,907	Stone Energy Corp (b)		933,227
60,018	SunCoke Energy Inc (b)		980,094
37,044	Swift Energy Co (a)(b)		548,622
68,105	TETRA Technologies Inc (b)		698,757

			21,224,352

Financial — 20.34%
46,080	Acadia Realty Trust REIT		1,279,642
16,197	AMERISAFE Inc		575,641
36,589	Bank Mutual Corp		202,337
25,958	Bank of the Ozarks Inc		1,151,237
15,572	Banner Corp		495,657
67,041	BBCN Bancorp Inc		875,555
69,853	Boston Private Financial Holdings Inc		690,148
62,109	Brookline Bancorp Inc		567,676
16,472	Calamos Asset Management Inc Class A		193,875
45,799	Cedar Realty Trust Inc REIT		279,832
13,644	City Holding Co (a)		542,895
71,523	Colonial Properties Trust REIT		1,617,135
45,073	Columbia Banking System Inc		990,705
34,310	Community Bank System Inc		1,016,605
79,877	Cousins Properties Inc REIT		853,885

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P SMALL CAP 600® INDEX FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Shares			Value

Financial — (continued)
75,628	CVB Financial Corp	$	852,328
168,548	DiamondRock Hospitality Co REIT		1,569,182
24,194	Dime Community Bancshares Inc		347,426
25,608	EastGroup Properties Inc REIT		1,490,386
17,104	eHealth Inc (b)		305,820
26,657	Employers Holdings Inc		625,107
19,566	Encore Capital Group Inc (a)(b)		588,937
40,919	EPR Properties REIT		2,129,834
35,633	Financial Engines Inc (a)		1,290,627
60,393	First BanCorp (a)(b)		376,248
90,730	First Commonwealth Financial Corp		676,846
51,579	First Financial Bancorp		827,843
25,904	First Financial Bankshares Inc (a)		1,258,934
64,267	First Midwest Bancorp Inc		853,466
122,426	FNB Corp		1,481,355
29,467	Forestar Group Inc (b)		644,149
63,519	Franklin Street Properties Corp REIT		928,648
61,483	Geo Group Inc REIT (c)		2,312,990
23,804	Getty Realty Corp REIT (a)		481,079
61,696	Glacier Bancorp Inc (a)		1,170,990
47,861	Government Properties Income Trust REIT		1,231,464
28,038	Hanmi Financial Corp (b)		448,608
76,808	Healthcare Realty Trust Inc REIT		2,180,579
28,305	HFF Inc Class A		564,119
26,451	Higher One Holdings Inc (a)(b)		235,149
19,971	Home BancShares Inc		752,308
34,769	Horace Mann Educators Corp		724,934
19,613	Independent Bank Corp (a)		639,188
10,179	Infinity Property & Casualty Corp		572,060
68,709	Inland Real Estate Corp REIT		693,274
36,260	Interactive Brokers Group Inc Class A		540,637
32,048	Investment Technology Group Inc (b)		353,810
64,300	Kite Realty Group Trust REIT		433,382
82,627	LaSalle Hotel Properties REIT		2,097,073
154,981	Lexington Realty Trust REIT (a)		1,828,776
26,434	LTC Properties Inc REIT		1,076,657
32,264	MarketAxess Holdings Inc		1,203,447
47,042	MB Financial Inc		1,137,005
42,313	Meadowbrook Insurance Group Inc		298,307
127,962	Medical Properties Trust Inc REIT		2,052,510
36,873	Mid-America Apartment Communities Inc REIT (c)		2,546,449
33,907	National Financial Partners Corp (b)		760,534
102,562	National Penn Bancshares Inc		1,096,388
9,103	Navigators Group Inc (b)		534,801
37,528	NBT Bancorp Inc		831,245
81,625	Northwest Bancshares Inc		1,035,821
88,932	Old National Bancorp		1,222,815
33,656	Oritani Financial Corp		521,331
28,379	PacWest Bancorp		826,113
34,348	Parkway Properties Inc REIT		637,155
46,344	Pennsylvania Real Estate Investment Trust REIT		898,610

Shares			Value

Financial — (continued)
27,632	Pinnacle Financial Partners Inc (b)	$	645,483
13,742	Piper Jaffray Cos (b)		471,351
14,580	Portfolio Recovery Associates Inc (b)		1,850,494
47,495	Post Properties Inc REIT (c)		2,237,014
51,969	PrivateBancorp Inc		982,734
53,632	ProAssurance Corp (c)		2,538,403
169,377	Prospect Capital Corp (a)		1,847,903
47,805	Provident Financial Services Inc		729,982
15,560	PS Business Parks Inc REIT		1,227,995
14,535	RLI Corp		1,044,340
26,043	S&T Bancorp Inc		482,837
32,611	Sabra Health Care REIT Inc REIT		946,045
10,997	Safety Insurance Group Inc		540,503
10,767	Saul Centers Inc REIT		470,949
47,674	Selective Insurance Group Inc		1,144,653
13,860	Simmons First National Corp Class A		350,935
26,271	Sovran Self Storage Inc REIT		1,694,217
26,048	Sterling Bancorp		264,648
17,608	Stewart Information Services Corp (a)		448,476
50,657	Stifel Financial Corp (a)(b)		1,756,278
160,892	Susquehanna Bancshares Inc		1,999,888
22,448	SWS Group Inc (b)		135,810
81,878	Tanger Factory Outlet Centers REIT (c)		2,962,346
35,068	Texas Capital Bancshares Inc (b)		1,418,501
9,957	Tompkins Financial Corp (a)		420,982
33,832	Tower Group International Ltd		624,200
83,785	TrustCo Bank Corp NY		467,520
28,464	UMB Financial Corp		1,396,728
96,825	Umpqua Holdings Corp		1,283,899
39,640	United Bankshares Inc (a)		1,054,820
38,855	United Community Banks Inc (b)		440,616
19,466	United Fire Group Inc		495,799
10,761	Universal Health Realty Income Trust REIT		621,017
22,729	Urstadt Biddle Properties Inc REIT Class A		494,583
31,494	ViewPoint Financial Group Inc		633,344
5,010	Virtus Investment Partners Inc (b)		933,263
54,317	Wilshire Bancorp Inc (b)		368,269
31,538	Wintrust Financial Corp		1,168,167
10,745	World Acceptance Corp (a)(b)		922,673

			101,037,234

Industrial — 19.11%
15,966	AAON Inc		440,502
34,768	AAR Corp		639,384
63,679	Actuant Corp Class A		1,949,851
30,850	Advanced Energy Industries Inc (b)		564,555
34,118	Aegion Corp (b)		789,832
16,535	Aerovironment Inc (b)		299,780
25,499	Albany International Corp Class A		736,921
13,682	AM Castle & Co (a)(b)		239,435
7,311	American Science & Engineering Inc		445,898
10,781	Analogic Corp		851,915

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P SMALL CAP 600® INDEX FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Shares			Value

Industrial — (continued)
33,841	AO Smith Corp (c)	$	2,489,682
24,078	Apogee Enterprises Inc		697,058
36,310	Applied Industrial Technologies Inc		1,633,950
21,434	Arkansas Best Corp		250,349
18,256	Astec Industries Inc		637,682
22,810	Atlas Air Worldwide Holdings Inc (b)		929,736
21,949	AZZ Inc		1,057,942
12,466	Badger Meter Inc		667,180
40,296	Barnes Group Inc		1,165,763
9,407	Bel Fuse Inc Class B		146,843
38,583	Belden Inc		1,992,812
47,421	Benchmark Electronics Inc (b)		854,526
39,817	Brady Corp Class A		1,335,064
41,068	Briggs & Stratton Corp (a)		1,018,486
31,054	Bristow Group Inc		2,047,701
47,006	Calgon Carbon Corp (b)		850,809
35,630	Checkpoint Systems Inc (b)		465,328
15,188	CIRCOR International Inc		645,490
34,535	Cognex Corp		1,455,650
20,734	Coherent Inc		1,176,447
31,169	Comfort Systems USA Inc		439,171
29,994	CTS Corp		313,137
13,566	Cubic Corp		579,540
40,961	Curtiss-Wright Corp		1,421,347
27,147	Cymer Inc (b)(c)		2,608,827
31,773	Daktronics Inc		333,616
102,973	Darling International Inc (b)		1,849,395
16,217	Drew Industries Inc		588,839
28,195	Dycom Industries Inc (b)		555,160
40,555	Eagle Materials Inc (c)		2,702,180
22,732	Electro Scientific Industries Inc		251,189
58,085	EMCOR Group Inc (c)		2,462,223
16,508	Encore Wire Corp		578,110
41,849	EnerSys Inc (b)		1,907,477
14,349	Engility Holdings Inc (b)		344,089
18,239	EnPro Industries Inc (b)		933,290
17,111	Era Group Inc (b)		359,331
23,433	ESCO Technologies Inc		957,472
11,523	Exponent Inc		621,551
14,650	FARO Technologies Inc (b)		635,663
55,592	Federal Signal Corp (b)		452,519
33,277	FEI Co		2,148,030
25,824	Forward Air Corp		962,977
33,376	Franklin Electric Co Inc		1,120,432
52,794	GenCorp Inc (a)(b)		702,160
25,605	Gibraltar Industries Inc (b)		467,291
38,239	Griffon Corp		455,809
10,899	Haynes International Inc		602,715
60,342	Headwaters Inc (b)		657,728
39,860	Heartland Express Inc		531,732
54,859	Hillenbrand Inc		1,386,836
30,731	Hub Group Inc Class A (b)		1,181,914
46,998	II-VI Inc (b)		800,846
48,932	Intermec Inc (b)		481,002
18,319	Intevac Inc (b)		86,466
22,572	iRobot Corp (a)(b)		579,198
24,269	John Bean Technologies Corp		503,582
23,037	Kaman Corp		817,122

Shares			Value

Industrial — (continued)
27,935	Kaydon Corp	$	714,577
50,674	Knight Transportation Inc		815,851
17,916	Koppers Holdings Inc		787,946
10,913	Lindsay Corp (a)		962,308
19,139	Littelfuse Inc		1,298,581
16,374	LSB Industries Inc (b)		569,488
14,418	Lydall Inc (b)		221,316
13,121	Measurement Specialties Inc (b)		521,822
31,497	Methode Electronics Inc		405,681
39,143	Moog Inc Class A (b)		1,793,924
15,253	Movado Group Inc		511,281
24,294	Mueller Industries Inc		1,294,627
27,041	Myers Industries Inc		377,492
4,121	National Presto Industries Inc (a)		331,740
17,158	NCI Building Systems Inc (b)		298,034
33,534	Newport Corp (b)		567,395
61,686	Old Dominion Freight Line Inc (b)(c)		2,356,405
8,367	Olympic Steel Inc (a)		199,971
51,708	Orbital Sciences Corp (b)		863,007
24,570	Orion Marine Group Inc (b)		244,226
16,298	OSI Systems Inc (b)		1,015,202
16,823	Park Electrochemical Corp		426,295
30,096	Plexus Corp (b)		731,634
7,983	Powell Industries Inc (b)		419,666
32,134	Quanex Building Products Corp		517,357
24,830	Rofin-Sinar Technologies Inc (b)		672,645
14,169	Rogers Corp (b)		674,728
26,730	RTI International Metals Inc (b)		847,074
34,719	Simpson Manufacturing Co Inc		1,062,749
11,089	Standex International Corp		612,335
35,530	STR Holdings Inc (a)(b)		77,100
16,445	Sturm Ruger & Co Inc (a)		834,255
32,202	Teledyne Technologies Inc (b)(c)		2,525,925
16,052	Tennant Co		779,485
55,131	Tetra Tech Inc (b)		1,680,944
17,788	Texas Industries Inc (a)(b)		1,122,601
21,400	Tredegar Corp		630,016
43,983	TTM Technologies Inc (b)		334,271
17,474	Universal Forest Products Inc		695,640
16,036	Vicor Corp (b)		79,699
24,239	Watts Water Technologies Inc Class A		1,163,230

			94,895,060

Technology — 9.41%
68,172	3D Systems Corp (a)(b)(c)		2,197,849
10,762	Agilysys Inc (b)		106,974
27,614	ATMI Inc (b)		619,382
24,125	Avid Technology Inc (b)		151,264
39,141	Blackbaud Inc		1,159,748
32,416	Bottomline Technologies de Inc (b)		924,180
57,943	Brooks Automation Inc		589,860
20,164	Cabot Microelectronics Corp (b)		700,699
19,765	CACI International Inc Class A (a)(b)		1,143,801
19,340	Ceva Inc (b)		301,704
58,773	CIBER Inc (b)		276,233
56,551	Cirrus Logic Inc (b)		1,286,535
19,219	Cohu Inc		179,890

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P SMALL CAP 600® INDEX FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Shares			Value

Technology — (continued)
9,013	Computer Programs & Systems Inc	$	487,693
28,518	CSG Systems International Inc (b)		604,296
24,075	Digi International Inc (b)		214,990
30,929	Digital River Inc (b)		437,336
31,156	Diodes Inc (b)		653,653
17,202	DSP Group Inc (b)		138,820
27,036	Ebix Inc (a)		438,524
40,946	Electronics for Imaging Inc (b)		1,038,391
77,817	Entropic Communications Inc (b)		316,715
28,164	EPIQ Systems Inc		395,141
38,538	Exar Corp (b)		404,649
100,783	GT Advanced Technologies Inc (a)(b)		331,576
23,717	Hittite Microwave Corp (b)		1,436,302
26,370	iGATE Corp (b)		496,020
38,338	Insight Enterprises Inc (b)		790,530
12,925	Interactive Intelligence Group Inc (b)		573,224
37,310	j2 Global Inc (a)		1,462,925
54,885	Kopin Corp (b)		203,074
65,229	Kulicke & Soffa Industries Inc (b)		754,047
43,859	LivePerson Inc (b)		595,605
17,425	Manhattan Associates Inc (b)		1,294,503
19,330	Medidata Solutions Inc (b)		1,120,753
27,515	Mercury Systems Inc (b)		202,786
40,531	Micrel Inc		425,981
77,995	Microsemi Corp (b)		1,807,144
7,707	MicroStrategy Inc Class A (b)		779,024
45,522	MKS Instruments Inc		1,238,198
27,511	Monolithic Power Systems Inc		670,443
31,797	Monotype Imaging Holdings Inc		755,179
13,615	MTS Systems Corp		791,712
18,685	Nanometrics Inc (b)		269,625
31,679	Netscout Systems Inc (b)		778,353
29,467	Omnicell Inc (b)		556,337
19,345	Pericom Semiconductor Corp (b)		131,739
25,121	Power Integrations Inc		1,090,503
50,768	Progress Software Corp (b)		1,156,495
34,265	Quality Systems Inc		626,364
19,826	Radisys Corp (b)		97,544
14,797	Rubicon Technology Inc (a)(b)		97,660
28,457	Rudolph Technologies Inc (b)		335,223
29,158	Sigma Designs Inc (b)		141,999
23,854	Super Micro Computer Inc (b)		269,312
9,517	Supertex Inc		211,373
34,630	Sykes Enterprises Inc (b)		552,695
27,956	Synaptics Inc (b)		1,137,530
23,941	Synchronoss Technologies Inc (b)		742,889
23,331	SYNNEX Corp (a)(b)		863,247
79,602	Take-Two Interactive Software Inc (b)		1,285,572
44,722	Tessera Technologies Inc		838,537
141,041	TriQuint Semiconductor Inc (b)		712,257
23,030	Tyler Technologies Inc (b)		1,410,818
23,436	Ultratech Inc (b)		926,425
33,547	Veeco Instruments Inc (a)(b)		1,285,857
17,786	Virtusa Corp (b)		422,595

Shares			Value

Technology — (continued)
22,181	Volterra Semiconductor Corp (b)	$	314,970

			46,753,272

Utilities — 3.96%
30,217	ALLETE Inc		1,481,237
16,913	American States Water Co		973,681
51,671	Avista Corp		1,415,785
12,817	CH Energy Group Inc		838,104
35,190	El Paso Electric Co		1,184,144
18,505	Laclede Group Inc		790,164
36,012	New Jersey Resources Corp		1,615,138
23,274	Northwest Natural Gas Co		1,019,867
32,621	NorthWestern Corp		1,300,273
65,464	Piedmont Natural Gas Co Inc (c)		2,152,456
27,012	South Jersey Industries Inc		1,501,597
40,330	Southwest Gas Corp		1,914,062
43,648	UIL Holdings Corp		1,728,024
35,735	UNS Energy Corp		1,748,871

			19,663,403

TOTAL COMMON STOCK — 99.38% (Cost $397,788,104)		$	493,636,784

Principal Amount

SHORT TERM INVESTMENTS
U.S. Government Agency — 0.56%
$2,801,000	Federal Home Loan Bank
	0.00%, 04/01/2013	2,801,000

U.S. Treasury Obligations — 0.05%
224,957	U.S. Treasury Bills (d)
	0.09%, 06/13/2013	224,957

Reverse Repurchase Agreements — 10.39%
12,256,682	Undivided interest of 14.08% in a reverse repurchase agreement (principal amount/value $87,318,979 with a maturity value of $87,320,919) with Citigroup Global Markets Inc, 0.20%, dated 3/28/13, to be repurchased at $12,256,682 on 4/1/13, collateralized by U.S. Treasury Securities and various U.S. Government Agency Securities, 0.00% - 6.00%, 3/31/13 - 3/15/53, with a value of $89,065,387.	12,256,682

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P SMALL CAP 600® INDEX FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Principal Amount		Value

Short Term Investments— (continued)
$12,256,681	Undivided interest of 14.08% in a reverse repurchase agreement (principal amount/value $87,318,979 with a maturity value of $87,321,113) with RBC Capital Markets Corp, 0.22%, dated 3/28/13, to be repurchased at $12,256,681 on 4/1/13, collateralized by various U.S. Government Agency Securities, 2.50% - 4.00%, 7/1/27 - 4/1/43, with a value of $89,065,361.	$12,256,681

2,580,212	Undivided interest of 14.75% in a reverse repurchase agreement (principal amount/value $17,567,939 with a maturity value of $17,568,251) with BNP Paribas Securities Corp, 0.16%, dated 3/28/13, to be repurchased at $2,580,212 on 4/1/13, collateralized by a U.S. Treasury Security, 2.25%, 5/31/14, with a value of $17,919,299.	2,580,212

12,256,682	Undivided interest of 14.75% in a reverse repurchase agreement (principal amount/value $83,454,503 with a maturity value of $83,456,172) with HSBC Securities (USA) Inc, 0.18%, dated 3/28/13, to be repurchased at $12,256,682 on 4/1/13, collateralized by various U.S. Government Agency Securities, 0.00% - 8.13%, 1/30/14 - 7/15/36, with a value of $85,124,231.	12,256,682

Principal Amount			Value

Short Term Investments— (continued)
$12,256,682	Undivided interest of 14.75% in a reverse repurchase agreement (principal amount/value $83,454,503 with a maturity value of $83,456,358) with Merrill Lynch, Pierce, Fenner & Smith, 0.20%, dated 3/28/13, to be repurchased at $12,256,682 on 4/1/13, collateralized by various U.S. Government Agency Securities, 0.00% - 6.50%, 4/25/13 - 1/1/47, with a value of $85,123,620.	$	12,256,682

			51,606,939

TOTAL SHORT TERM INVESTMENTS — 11.00% (Cost $54,632,896)		$	54,632,896

TOTAL INVESTMENTS — 110.38% (Cost $452,421,000)		$	548,269,680

OTHER ASSETS & LIABILITIES, NET — (10.38)%		$	(51,540,866)

TOTAL NET ASSETS — 100.00%		$	496,728,814

(a)	A portion or all of the security is on loan at March 28, 2013.
(b)	Non-income producing security.
(c)	All or a portion of the security position has been pledged as collateral to cover segregation requirements on open futures contracts.
(d)	All or a portion of the security has been segregated to cover initial margin requirements on open future contracts.
REIT	Real Estate Investment Trust

At March 28, 2013, the Fund held the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Unrealized Appreciation

Russell 2000 Mini Long Futures	36	USD	$3,416,040	June 2013	$11,458

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P SMALL CAP 600® INDEX FUND

Notes to Schedule of Investments

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-four funds. Interests in the Great-West S&P Small Cap 600® Index Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s SmallCap 600 Stock Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Fund is determined as of the close of trading on each valuation date.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Domestic Common Stock	Exchange traded close or bid price.
Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair

  March 28, 2013

values based on significant market movement and various index data.

Short Term Investments	Maturity date and credit quality.

Derivative Investments:
Futures Contracts	Exchange traded close price.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of March 28, 2013, the inputs used to value the Fund’s investments are detailed in the following table. The Fund recognizes transfers between levels as of the beginning of the reporting period.

		Level 1		Level 2		Level 3		Total
Assets
Equity Investments:(a)
Domestic Common Stock	$	492,636,336	$	—	$	—	$	492,636,336
Foreign Common Stock		1,000,448		—		—		1,000,448
Short Term Investments (a)		—		54,632,896		—		54,632,896
Derivative Investments:
Futures Contracts (b)		11,458		—		—		11,458

Total Investments	$	493,648,242	$	54,632,896	$	0	$	548,281,138

(a)	Further breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments.

(b)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

Risk Factors

Investing in the Fund may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Fund. These events may have adverse effects on the Fund such as a decline in the value and liquidity of many securities held by the Fund, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Fund’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Fund to be subject to larger short-term declines in value.

The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

  March 28, 2013

Financial Futures Contracts

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

Reverse Repurchase Agreements

The Fund may engage in reverse repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a reverse repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A reverse repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in reverse repurchase agreement transactions and/or hold reverse repurchase agreement positions as a form of security lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2009 through 2012. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Application of Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund adopted ASU No. 2011-11 for its

  March 28, 2013

fiscal year beginning January 1, 2013. The adoption of ASU No. 2011-11 did not have an impact on the Fund’s financial position or the results of its operations.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At March 28, 2013, the U.S. Federal income tax cost basis was $456,704,703. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $133,283,161 and gross depreciation of securities in which there was an excess of tax cost over value of $41,718,184 resulting in net appreciation of $91,564,977.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 53 futures contracts for the reporting period.

4. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of March 28, 2013 the Fund had securities on loan valued at $50,301,094 and received collateral of $51,606,939 for such loan which was invested in reverse repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The reverse repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

  March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST SHORT DURATION BOND FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Principal Amount			Value

ASSET-BACKED SECURITIES
	Avis Budget Rental Car Funding AESOP LLC
$833,333	Series 2010-2A, Class A 3.63%, 08/20/2014 (a)	$	837,510
260,000	Series 2010-3A, Class A 4.64%, 05/20/2016 (a)		279,191
500,000	Series 2010-5A, Class A 3.15%, 03/20/2017 (a)		525,614
500,000	Series 2011-3A, Class A 3.41%, 11/20/2017 (a)		533,462
1,500,000	Series 2012-3A, Class A 2.10%, 03/20/2019		1,530,650
1,000,000	Cabela’s Master Credit Card Trust Series 2010-2A, Class A1 (a) 2.29%, 09/17/2018		1,038,293
148,745	Centex Home Equity Loan Trust Series 2004-A, Class AF6 4.27%, 01/25/2034		148,457
100,000	Citibank Credit Card Issuance Trust Series 2003-A7, Class A7 4.15%, 07/07/2017		108,027
500,000	Citibank Omni Master Trust Series 2009-A17, Class A17 4.90%, 11/15/2018		534,615
157,163	CNH Equipment Trust 2009-C Series 2009-C, Class A4 3.00%, 08/17/2015		157,361
1,425,000	Cronos Containers Program Ltd Series 2012-2A, Class A Series 144A (a) 3.81%, 09/18/2027		1,475,070
102,273	Equity One Mortgage Pass-Through Trust Series 2004-1, Class AF6 (b)(c) 4.21%, 04/25/2034		101,668
	Federal National Mortgage Association (c)
172,330	Adjusted Series 2003-T4, Class 2A6 4.76%, 07/26/2033 (b)		187,319
25,544	Float Series 2004-T9, Class A1 0.34%, 04/25/2035		25,257
742,124	GMAC Mortgage Corp Series 2007-HE2, Class A3 (d) 6.19%, 12/25/2037		706,118
480,000	Hertz Vehicle Financing LLC Series 2009-2A, Class A2 (a) 5.29%, 03/25/2016		518,232
	HSBC Home Equity Loan Trust
1,200,000	Float Series 2006-4, Class M1 0.46%, 03/20/2036 (c)		1,120,102
122,270	Adjusted Series 2006-4, Class A3F 5.30%, 03/20/2036 (b)		124,200
522,956	Residential Funding Mortgage Securities II Home Loan Trust Guaranteed Series 2006-HI5, Class A3 5.50%, 08/25/2025		520,719

Principal Amount			Value

$1,714,903	Springleaf Mortgage Loan Trust Adjusted Series 2012-2A, Class A (a)(c) 5.42%, 10/25/2057	$	1,737,711
193,867	Structured Receivables Finance 3 LLC Series 2006-A, Class A (a) 5.55%, 01/15/2030		211,118

TOTAL ASSET-BACKED SECURITIES — 10.23% (Cost $12,226,221)		$	12,420,694

BANK LOANS
Bank Loans — 0.86%
1,041,666	Express Scripts Inc (c) 2.03%, 08/29/2016		1,040,886

TOTAL BANK LOANS — 0.86% (Cost $1,039,849)		$	1,040,886

BONDS AND NOTES
Basic Materials — 3.25%
250,000	Anglo American Capital PLC (a) 9.38%, 04/08/2014		269,895
500,000	ArcelorMittal 5.38%, 06/01/2013		503,150
500,000	Dow Chemical Co 2.50%, 02/15/2016		520,360
1,000,000	Freeport-McMoRan Copper & Gold Inc (a) 2.38%, 03/15/2018		1,004,178
1,447,500	Xstrata Finance Canada Ltd (a) 5.80%, 11/15/2016		1,648,013

			3,945,596

Communications — 2.79%
500,000	Comcast Corp 5.85%, 11/15/2015		565,027
500,000	DIRECTV Holdings LLC / DIRECTV Financing Co Inc 3.13%, 02/15/2016		524,811
1,000,000	News America Inc 8.00%, 10/17/2016		1,227,714
500,000	Pearson Funding Two PLC (a) 4.00%, 05/17/2016		538,713
500,000	Time Warner Cable Inc 8.25%, 02/14/2014		531,879

			3,388,144

Consumer, Cyclical — 11.55%
901,716	American Airlines 2011-1 Class A Pass Through Trust 5.25%, 01/31/2021		982,871
500,000	Arrow Electronics Inc 3.00%, 03/01/2018		504,432
1,000,000	Carnival Corp 1.20%, 02/05/2016		1,001,278

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST SHORT DURATION BOND FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Principal Amount			Value

Consumer, Cyclical — (continued)
$1,500,000	Cintas Corp No 2 2.85%, 06/01/2016	$	1,574,910
	Daimler Finance North America LLC (a)
500,000	1.95%, 03/28/2014		505,261
500,000	1.30%, 07/31/2015		503,368
500,000	Hasbro Inc 6.13%, 05/15/2014		529,269
392,814	JetBlue Airways 2004-1 G-1 Pass Through Trust (c) 0.66%, 12/15/2013		390,147
959,417	JetBlue Airways 2004-2 G-1 Pass Through Trust (c) 0.67%, 08/15/2016		924,638
1,000,000	Kia Motors Corp (a) 3.63%, 06/14/2016		1,057,268
1,000,000	Lowe’s Cos Inc 1.63%, 04/15/2017		1,021,216
246,000	Nordstrom Inc 6.25%, 01/15/2018		294,388
597,826	Northwest Airlines 2002-1 Class G-2 Pass Through Trust 6.26%, 11/20/2021		633,695
1,907,291	UAL 2009-1 Pass Through Trust 10.40%, 11/01/2016		2,193,384
1,306,344	US Airways 1999-1B Pass Through Trust 9.01%, 01/20/2019		1,397,788
500,000	Volkswagen International Finance NV (a) 1.88%, 04/01/2014		505,640

			14,019,553

Consumer, Non-cyclical — 7.00%
1,000,000	Avon Products Inc 5.63%, 03/01/2014		1,043,181
	Bunge Ltd Finance Corp
515,000	5.35%, 04/15/2014		537,720
933,000	4.10%, 03/15/2016		997,878
250,000	CareFusion Corp 5.13%, 08/01/2014		263,750
500,000	Coca-Cola HBC Finance BV 5.13%, 09/17/2013		508,548
505,000	Equifax Inc 4.45%, 12/01/2014		531,683
500,000	Laboratory Corp of America Holdings 3.13%, 05/15/2016		526,930
500,000	SABMiller Holdings Inc (a) 1.85%, 01/15/2015		508,061
500,000	SABMiller PLC (a) 6.50%, 07/01/2016		579,486
1,000,000	Western Union Co 2.38%, 12/10/2015		1,017,744
940,000	Woolworths Ltd (a) 2.55%, 09/22/2015		974,375

Principal Amount			Value

Consumer, Non-cyclical — (continued)
$1,000,000	Zoetis Inc (a) 1.15%, 02/01/2016	$	1,002,664

			8,492,020

Diversified — 0.43%
500,000	EnCana Holdings Finance Corp 5.80%, 05/01/2014		525,959

Energy — 6.09%
500,000	EOG Resources Inc 2.50%, 02/01/2016		522,943
500,000	Hess Corp 7.00%, 02/15/2014		525,904
750,000	Husky Energy Inc 5.90%, 06/15/2014		794,963
721,750	Kern River Funding Corp (a) 4.89%, 04/30/2018		788,641
1,500,000	Petrobras International Finance Co - Pifco 2.88%, 02/06/2015		1,531,144
500,000	Phillips 66 1.95%, 03/05/2015		510,984
500,000	Sunoco Logistics Partners Operations LP 8.75%, 02/15/2014		533,799
486,000	Transcontinental Gas Pipe Line Co LLC 6.40%, 04/15/2016		557,855
1,500,000	Transocean Inc 4.95%, 11/15/2015		1,622,979

			7,389,212

Financial — 32.25%
170,000	American Express Credit Corp 5.30%, 12/02/2015		189,758
	Bank of America Corp
500,000	4.50%, 04/01/2015		529,812
1,000,000	3.70%, 09/01/2015		1,053,943
500,000	Bank of Montreal 1.40%, 09/11/2017		500,750
1,500,000	Barclays Bank PLC 5.20%, 07/10/2014		1,581,288
1,000,000	Camden Property Trust 5.38%, 12/15/2013		1,031,529
	Citigroup Inc
6,000	5.13%, 05/05/2014		6,274
250,000	6.38%, 08/12/2014		267,918
17,000	4.75%, 05/19/2015		18,236
1,250,000	1.30%, 04/01/2016		1,249,852
1,500,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 3.38%, 01/19/2017		1,605,921
1,000,000	Deutsche Bank AG 3.45%, 03/30/2015		1,050,200
	Duke Realty LP
250,000	5.40%, 08/15/2014		263,647
1,000,000	5.95%, 02/15/2017		1,144,039

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST SHORT DURATION BOND FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Principal Amount			Value

Financial — (continued)
$1,500,000	Export-Import Bank of Korea 1.25%, 11/20/2015	$	1,500,924
1,000,000	Fifth Third Bancorp 3.63%, 01/25/2016		1,069,004
2,000,000	Ford Motor Credit Co LLC 7.00%, 04/15/2015		2,206,882
1,393,000	General Electric Capital Corp (e) 4.38%, 09/21/2015		1,509,538
	Goldman Sachs Group Inc
500,000	6.00%, 05/01/2014		527,029
1,000,000	5.13%, 01/15/2015		1,068,367
500,000	Harley-Davidson Financial Services Inc (a) 2.70%, 03/15/2017		516,404
500,000	Health Care REIT Inc 2.25%, 03/15/2018		504,536
	HSBC Finance Corp
500,000	5.25%, 01/15/2014		517,688
1,000,000	5.00%, 06/30/2015		1,081,094
1,000,000	Hyundai Capital Services (a) 3.50%, 09/13/2017		1,064,136
2,181,000	International Lease Finance Corp (a) 6.75%, 09/01/2016		2,464,530
1,500,000	Jefferies Group LLC 3.88%, 11/09/2015		1,567,500
500,000	JPMorgan Chase & Co 4.75%, 03/01/2015		536,924
250,000	JPMorgan Chase Bank NA 5.88%, 06/13/2016		282,946
2,000,000	Kerry Group Financial Services Series 2003-B (a) 4.99%, 04/30/2013		2,006,600
250,000	Lehman Brothers Holdings Inc (f)(g) 0.00%, 10/15/2020		66,875
500,000	MassMutual Global Funding II (a) 2.30%, 09/28/2015		520,994
1,000,000	Metropolitan Life Global Funding I (a) 2.00%, 01/10/2014		1,011,084
1,500,000	Morgan Stanley 6.00%, 05/13/2014		1,580,995
1,000,000	NASDAQ OMX Group Inc 4.00%, 01/15/2015		1,044,748
1,000,000	National Australia Bank Ltd 2.00%, 03/09/2015		1,024,997
1,000,000	Nomura Holdings Inc 5.00%, 03/04/2015		1,063,886
475,000	Prudential Covered Trust 2012-1 (a) 3.00%, 09/30/2015		495,247
1,000,000	Prudential Financial Inc 4.75%, 09/17/2015		1,089,461
500,000	Simon Property Group LP 5.10%, 06/15/2015		546,833
582,000	UBS AG/Stamford CT 2.25%, 08/12/2013		584,747
1,000,000	USB Capital IX(c)(h) 3.50%, Perpetual		927,600

Principal Amount			Value

Financial — (continued)
$250,000	Wells Fargo & Co 3.63%, 04/15/2015	$	264,289

			39,139,025

Industrial — 5.31%
500,000	BAE Systems PLC (a) 3.50%, 10/11/2016		527,935
812,611	Federal Express Corp 1998 Pass Through Trust 6.85%, 01/15/2019		918,251
1,238,924	Federal Express Corp 2012 Pass Through Trust (a) 2.63%, 01/15/2018		1,266,951
448,015	GATX Corp 2008-2 Pass Through Trust 9.00%, 11/15/2013		469,483
	Ryder System Inc
250,000	5.85%, 03/01/2014		261,352
500,000	3.15%, 03/02/2015		518,815
250,000	7.20%, 09/01/2015		283,961
500,000	TTX Co (a) 4.90%, 03/01/2015		523,432
298,457	Union Pacific Railroad Co 1999 Pass Through Trust 7.60%, 01/02/2020		359,300
1,000,000	URS Corp (a) 4.10%, 04/01/2017		1,039,228
250,000	Waste Management Inc 6.38%, 03/11/2015		276,166

			6,444,874

Technology — 3.08%
500,000	Dun & Bradstreet Corp 2.88%, 11/15/2015		516,971
	Hewlett-Packard Co
250,000	6.13%, 03/01/2014		261,669
250,000	4.75%, 06/02/2014		261,128
500,000	2.13%, 09/13/2015		506,917
1,000,000	3.30%, 12/09/2016		1,041,433
1,000,000	Xerox Corp 6.75%, 02/01/2017		1,153,978

			3,742,096

Utilities — 2.90%
500,000	Kentucky Power Co (a) 6.00%, 09/15/2017		588,124
500,000	Oncor Electric Delivery Co LLC 6.80%, 09/01/2018		622,349
325,000	Pnpp II Funding Corp 8.83%, 05/30/2016		361,524
500,000	Puget Sound Energy Inc 5.20%, 10/01/2015		550,932
1,000,000	Southwestern Electric Power Co 5.55%, 01/15/2017		1,132,411

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST SHORT DURATION BOND FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Principal Amount			Value

Utilities — (continued)
$250,000	Westar Energy Inc 6.00%, 07/01/2014	$	266,075

			3,521,415

TOTAL BONDS AND NOTES — 74.65% (Cost $88,694,170)		$	90,607,894

MORTGAGE-BACKED SECURITIES
823,233	Americold 2010 LLC Trust Series 2010-ARTA, Class A1 (a) 3.85%, 01/14/2029		881,186
	Bear Stearns Commercial Mortgage Securities Trust(c)
84,559	Adjusted Series 2004-PWR4, Class A3 5.47%, 06/11/2041		87,909
20,720	Series 2005-T20, Class AAB 5.13%, 10/12/2042		21,373
41,767	CHL Mortgage Pass-Through Trust Float Series 2003-15, Class 1A1 (c) 0.70%, 06/25/2018		40,991
451,278	Commercial Mortgage Trust Series 2003-C2, Class A4 4.92%, 01/05/2036		456,474
500,000	FDIC Trust Series 2013-R1, Class A 1.15%, 03/25/2033		499,375
966,829	Federal Home Loan Mortgage Corp 2.50%, 11/01/2022		1,001,946
134,960	GE Capital Commercial Mortgage Corp Series 2004-C1, Class A3 4.60%, 11/10/2038		137,266
251,157	JP Morgan Chase Commercial Mortgage Securities Corp Series 2004-CB8, Class A1A 4.16%, 01/12/2039		256,538
	JP Morgan Chase Commercial Mortgage Securities Corp Commercial Mortgage Pass-Through Trust (c)
279,977	Series 2004-C2, Class A2 5.09%, 05/15/2041		285,394
600,000	Series 2004-C2, Class A3 5.21%, 05/15/2041		621,530
231,964	JP Morgan Chase Commercial Mortgage Securities Series 2004-CIBC10 Series 2004-CBX, Class A5 4.65%, 01/12/2037		236,540
500,000	JP Morgan Chase Commercial Mortgage Securities Trust Series 2011-C4, Class A2 (a) 3.34%, 07/15/2046		534,702

Principal Amount			Value

Mortgage-Backed Securities – (continued)
	JPMorgan Chase Commercial Mortgage Securities Corp Series
$250,000	Series 2005-LDP2, Class A4 4.74%, 07/15/2042	$	267,116
500,000	Adjusted Series 2005-LDP5, Class A4 5.20%, 12/15/2044 (c)		548,043
	Morgan Stanley Capital I Trust
448,898	Series 2004-IQ7, Class A4 5.42%, 06/15/2038 (c)		465,679
159,247	Series 2003-T11, Class A4 5.15%, 06/13/2041		159,705
500,000	Series 2006-T21, Class A4 5.16%, 10/12/2052		549,085
10,029	Morgan Stanley Dean Witter Capital I Trust Series 2001-TOP3, Class A4 6.39%, 07/15/2033		10,034
360,013	Wachovia Commercial Mortgage Securities Inc Commercial Mortgage Pass-Through Trust Certificates Series 2003-C6 CLA4 (c) 5.13%, 08/15/2035		361,812
211,519	Wells Fargo Commercial Mortgage Trust Series 2010-C1, Class A1 (a) 3.35%, 11/15/2043		226,928
1,041,687	WFRBS Commercial Mortgage Trust Series 2011-C4, Class A1 (a) 1.61%, 06/15/2044		1,056,230

			8,705,856

TOTAL MORTGAGE-BACKED SECURITIES — 7.17% (Cost $8,549,954)		$	8,705,856

U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
4,000,000	0.38%, 02/15/2016 (e)		4,002,500
750,000	0.63%, 08/31/2017		749,238

			4,751,738

TOTAL U.S. TREASURY BONDS AND NOTES — 3.92% (Cost $4,750,772)		$	4,751,738

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST SHORT DURATION BOND FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Shares			Value

PREFERRED STOCK
Financial — 0.79%
1,000,000	Mellon Capital IV (c)	$	962,500

TOTAL PREFERRED STOCK — 0.79% (Cost $960,000)		$	962,500

Principal Amount

SHORT TERM INVESTMENTS
Reverse Repurchase Agreements — 4.50%
$2,415,000	Reverse Repurchase agreement (principal amount/value $2,415,000 with a maturity value of $2,415,043) with Merrill Lynch, Pierce, Fenner & Smith, 0.16%, dated 3/28/13, to be repurchased at $2,415,043 on 4/1/13, collateralized by a U.S. Treasury Security, 0.88%, 1/31/17, with a value of $2,463,305.		2,415,000

722,905	Undivided interest of 0.83% in a reverse repurchase agreement (principal amount/value $87,318,979 with a maturity value of $87,320,919) with Citigroup Global Markets Inc, 0.20%, dated 3/28/13, to be repurchased at $722,905 on 4/1/13, collateralized by U.S. Treasury Securities and various U.S. Government Agency Securities, 0.00% - 6.00%, 3/31/13 - 3/15/53, with a value of $89,065,387.		722,905

722,904	Undivided interest of 0.83% in a reverse repurchase agreement (principal amount/value $87,318,979 with a maturity value of $87,321,113) with RBC Capital Markets Corp, 0.22%, dated 3/28/13, to be repurchased at $722,904 on 4/1/13, collateralized by various U.S. Government Agency Securities, 2.50% - 4.00%, 7/1/27 - 4/1/43, with a value of $89,065,361.		722,904

Principal Amount			Value

Short Term Investments – (continued)
$152,131	Undivided interest of 0.87% in a reverse repurchase agreement (principal amount/value $17,567,939 with a maturity value of $17,568,251) with BNP Paribas Securities Corp, 0.16%, dated 3/28/13, to be repurchased at $152,131 on 4/1/13, collateralized by a U.S. Treasury Security, 2.25%, 5/31/14, with a value of $17,919,299.	$	152,131

722,905	Undivided interest of 0.87% in a reverse repurchase agreement (principal amount/value $83,454,503 with a maturity value of $83,456,172) with HSBC Securities (USA) Inc, 0.18%, dated 3/28/13, to be repurchased at $722,905 on 4/1/13, collateralized by various U.S. Government Agency Securities, 0.00% - 8.13%, 1/30/14 - 7/15/36, with a value of $85,124,231.		722,905

722,905	Undivided interest of 0.87% in a reverse repurchase agreement (principal amount/value $83,454,503 with a maturity value of $83,456,358) with Merrill Lynch, Pierce, Fenner & Smith, 0.20%, dated 3/28/13, to be repurchased at $722,905 on 4/1/13, collateralized by various U.S. Government Agency Securities, 0.00% - 6.50%, 4/25/13 - 1/1/47, with a value of $85,123,620.		722,905

TOTAL SHORT TERM INVESTMENTS — 4.50% (Cost $5,458,750)		$	5,458,750

TOTAL INVESTMENTS — 102.12% (Cost $121,679,716)		$	123,948,318

OTHER ASSETS & LIABILITIES, NET — (2.12)%		$	(2,572,986)

TOTAL NET ASSETS — 100.00%		$	121,375,332

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST SHORT DURATION BOND FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

(a)	Restricted security; at March 28, 2013, the aggregate cost and fair value of restricted securities was $31,056,599 and $31,765,475, respectively, representing 26.17% of net assets.
(b)

Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at March 28, 2013. Maturity date disclosed represents final maturity date.

(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 28, 2013.
(d)	Illiquid security; at March 28, 2013, the aggregate cost and fair value of illiquid securities was $859,131 and $706,118, respectively, representing 0.58% of net assets.
(e)	A portion or all of the security is on loan at March 28, 2013.
(f)	Security in default; some interest payments received during the last 12 months. At March 28, 2013, the aggregate fair value of the securities in default was $66,875, representing 0.06% of net assets.
(g)	Security in bankruptcy at March 28, 2013.
(h)	Security has no contractual maturity date and pays an indefinite stream of interest.
REIT	Real Estate Investment Trust

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST SHORT DURATION BOND FUND

Notes to Schedule of Investments

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-four funds. Interests in the Great-West Short Duration Bond Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek maximum total return that is consistent with preservation of capital and liquidity. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Fund is determined as of the close of trading on each valuation date.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Fixed income investments are valued using evaluated bid prices from approved pricing services, or in the event a price is not available from a pricing service, may be model priced or priced on the basis of quotations from brokers or dealers.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Fixed Income Investments:
Asset Backed Securities

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.

Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.

  March 28, 2013

Domestic Bonds and Notes, U.S. Treasury Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Foreign Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.

Mortgage-Backed Securities

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.

Equity Investments:
Preferred Stock

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.

Short Term Investments	Maturity date and credit quality.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of March 28, 2013, 100% of the Fund’s investments are valued using Level 2 inputs. A breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments. The Fund recognizes transfers between the levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

Risk Factors

Investing in the Fund may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Fund. These events may have adverse effects on the Fund such as a decline in the value and liquidity of many securities held by the Fund, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Fund’s ability to achieve its investment objective.

The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

  March 28, 2013

Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

The Fund may hold bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may be less liquid than the market for higher grade bonds.

Restricted and Illiquid Securities

The Fund may own certain investment securities which are restricted as to resale. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. These securities are deemed illiquid unless it is otherwise determined that such securities are liquid pursuant to the Board-approved guidelines established in Great-West Funds’ Policy and Procedures regarding Liquidity.

The Fund may own certain investment securities that have been deemed illiquid because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term.

Reverse Repurchase Agreements

The Fund may engage in reverse repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a reverse repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A reverse repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in repurchase agreement transactions and/or hold repurchase agreement positions as a form of security lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid quarterly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection.

Interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

  March 28, 2013

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2009 through 2012. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Application of Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund adopted ASU No. 2011-11 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2011-11 did not have an impact on the Fund’s financial position or the results of its operations.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At March 28, 2013, the U.S. Federal income tax cost basis was $121,679,716. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $2,613,265 and gross depreciation of securities in which there was an excess of tax cost over value of $344,663 resulting in net appreciation of $2,268,602.

3. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. As of March 28, 2013 the Fund had securities on loan valued at $2,982,378 and received collateral of $5,458,750 for such loan which was invested in reverse repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The reverse repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

  March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST SMALL CAP GROWTH FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Shares			Value

COMMON STOCK
Communications — 9.83%
138,008	8x8 Inc (a)	$	945,355
64,766	Aruba Networks Inc (a)(b)		1,602,311
70,788	Belo Corp Class A (a)		695,846
33,720	BroadSoft Inc (a)(b)		892,568
46,724	Cogent Communications Group Inc		1,233,514
45,398	ExactTarget Inc (a)(b)		1,056,411
15,479	HomeAway Inc (a)(b)		503,068
26,216	Ixia (a)		567,314
33,319	NETGEAR Inc (a)		1,116,520
18,242	OpenTable Inc (a)(b)		1,148,881
38,021	Procera Networks Inc (a)		452,070
17,715	Sourcefire Inc (a)		1,049,259

			11,263,117

Consumer, Cyclical — 17.17%
17,236	Alaska Air Group Inc (a)		1,102,415
24,918	Asbury Automotive Group Inc (a)		914,241
42,951	Body Central Corp (a)		403,739
16,319	Buffalo Wild Wings Inc (a)		1,428,402
37,372	Chico’s FAS Inc		627,850
15,048	Coinstar Inc (a)(b)		879,104
17,650	Domino’s Pizza Inc		907,916
35,993	Express Inc (a)		641,035
14,174	G-III Apparel Group Ltd (a)		568,519
19,335	Hibbett Sports Inc (a)		1,087,981
14,100	HSN Inc		773,526
48,988	KB Home (b)		1,066,469
57,233	Lions Gate Entertainment Corp (a)(b)		1,360,428
52,765	Modine Manufacturing Co (a)		480,162
60,084	Multimedia Games Holding Co Inc (a)		1,253,953
17,227	Nu Skin Enterprises Inc Class A (b)		761,433
27,267	Ryland Group Inc (b)		1,134,853
101,973	Standard Pacific Corp (a)(b)		881,047
26,929	Steven Madden Ltd (a)		1,161,717
35,112	Titan Machinery Inc (a)(b)		974,358
41,306	US Airways Group Inc (a)(b)		700,963
11,405	Vitamin Shoppe Inc (a)		557,134

			19,667,245

Consumer, Non-cyclical — 26.91%
39,446	ABIOMED Inc (a)(b)		736,457
29,404	Acacia Research Corp (a)		887,119
45,372	Acadia Healthcare Co Inc (a)		1,333,483
21,417	Air Methods Corp		1,033,156
23,931	Align Technology Inc (a)		801,928
173,840	AVANIR Pharmaceuticals Inc Class A (a)(b)		476,322
32,818	Cardtronics Inc (a)		901,182
15,674	Corporate Executive Board Co		911,600
29,865	Cubist Pharmaceuticals Inc (a)		1,398,279
66,259	Endologix Inc (a)		1,070,083
69,273	Euronet Worldwide Inc (a)		1,824,651
115,784	Exelixis Inc (a)(b)		534,922
58,215	H&E Equipment Services Inc		1,187,586

Shares			Value

Consumer, Non-cyclical — (continued)
20,153	Hain Celestial Group Inc (a)(b)	$	1,230,945
35,668	HealthSouth Corp (a)(b)		940,565
53,585	Heartland Payment Systems Inc		1,766,698
9,392	HeartWare International Inc (a)(b)		830,535
44,755	HMS Holdings Corp (a)		1,215,098
31,360	ICON PLC (a)		1,012,614
42,557	Impax Laboratories Inc (a)		657,080
66,471	Kforce Inc		1,088,130
12,245	LifePoint Hospitals Inc (a)		593,393
34,474	Medicines Co (a)		1,152,121
13,120	Neogen Corp (a)		650,358
79,718	NPS Pharmaceuticals Inc (a)		812,326
31,274	NuVasive Inc (a)		666,449
27,112	Questcor Pharmaceuticals Inc (b)		882,225
21,138	Seattle Genetics Inc (a)(b)		750,610
32,598	Team Health Holdings Inc (a)		1,185,915
54,728	TrueBlue Inc (a)		1,156,950
23,104	United Natural Foods Inc (a)		1,136,717

			30,825,497

Energy — 7.77%
70,487	Basic Energy Services Inc (a)(b)		963,557
73,451	Flotek Industries Inc (a)(b)		1,200,924
28,382	Gulfport Energy Corp (a)		1,300,747
115,194	Halcon Resources Corp (a)		897,361
20,564	Hornbeck Offshore Services Inc (a)		955,403
149,846	Kodiak Oil & Gas Corp (a)		1,362,100
20,132	Lufkin Industries Inc (b)		1,336,564
35,039	Mitcham Industries Inc (a)		592,860
13,420	Stone Energy Corp (a)		291,885

			8,901,401

Financial — 8.35%
68,681	Cathay General Bancorp		1,381,862
45,893	Encore Capital Group Inc (a)(b)		1,381,379
47,356	MB Financial Inc		1,144,595
13,856	Portfolio Recovery Associates Inc (a)		1,758,603
89,304	Radian Group Inc (a)(b)		956,446
37,140	Stifel Financial Corp (a)(b)		1,287,644
19,336	World Acceptance Corp (a)(b)		1,660,382

			9,570,911

Industrial — 11.84%
30,554	AAR Corp		561,888
17,266	Haynes International Inc		954,810
54,723	Headwaters Inc (a)		596,481
41,677	Hexcel Corp (a)		1,209,050
25,448	Hub Group Inc Class A (a)		978,730
19,496	LSB Industries Inc (a)		678,071
16,681	MasTec Inc (a)		486,251
19,742	Mistras Group Inc (a)		477,954
107,363	Mueller Water Products Inc Class A (a)		636,662
38,044	MYR Group Inc (a)		934,361
11,775	Polypore International Inc (a)(b)		473,119

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST SMALL CAP GROWTH FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Shares			Value

Industrial — (continued)
11,334	Powell Industries Inc (a)	$	595,828
11,511	Ryder System Inc		687,782
13,265	Simpson Manufacturing Co Inc		406,042
17,859	Terex Corp (a)		614,707
18,460	Trimas Corp (a)		599,396
7,324	Triumph Group Inc		574,934
18,799	Universal Display Corp (a)(b)		552,502
4,714	Valmont Industries Inc		741,371
20,125	Woodward Inc		800,170

			13,560,109

Technology — 16.17%
44,120	Aspen Technology Inc (a)		1,424,635
35,855	Bottomline Technologies de Inc (a)		1,022,226
40,814	Cirrus Logic Inc (a)		928,518
17,849	CommVault Systems Inc (a)		1,463,261
26,312	Cornerstone OnDemand Inc (a)		897,239
43,588	Infoblox Inc (a)		945,860
77,508	InnerWorkings Inc (a)(b)		1,173,471
67,251	Jive Software Inc (a)(b)		1,022,215
21,435	Medidata Solutions Inc (a)		1,242,801
35,752	PROS Holdings Inc (a)		971,382
67,425	QLIK Technologies Inc (a)		1,741,588
61,243	Semtech Corp (a)		2,167,390
9,967	Stratasys Ltd (a)(b)		739,751
48,917	Tangoe Inc (a)		606,082
14,783	Ultimate Software Group Inc (a)		1,539,797
27,791	Vocera Communications Inc (a)		639,193

			18,525,409

TOTAL COMMON STOCK — 98.04% (Cost $95,878,340)		$	112,313,689

Principal Amount

SHORT TERM INVESTMENTS
U.S. Government Agency — 0.46%
$534,000	Federal Home Loan Bank 0.00%, 04/01/2013		534,000

Reverse Repurchase Agreements — 23.09%
6,281,787	Undivided interest of 7.21% in a reverse repurchase agreement (principal amount/value $87,318,979 with a maturity value of $87,320,919) with Citigroup Global Markets Inc, 0.20%, dated 3/28/13, to be repurchased at $6,281,787 on 4/1/13, collateralized by U.S. Treasury Securities and various U.S. Government Agency Securities, 0.00% - 6.00%, 3/31/13 - 3/15/53, with a value of $89,065,387.		6,281,787

Principal Amount			Value

Short Term Investments — (continued)
$6,281,787	Undivided interest of 7.21% in a reverse repurchase agreement (principal amount/value $87,318,979 with a maturity value of $87,321,113) with RBC Capital Markets Corp, 0.22%, dated 3/28/13, to be repurchased at $6,281,787 on 4/1/13, collateralized by various U.S. Government Agency Securities, 2.50% - 4.00%, 7/1/27 - 4/1/43, with a value of $89,065,361.	$	6,281,787

1,322,408	Undivided interest of 7.55% in a reverse repurchase agreement (principal amount/value $17,567,939 with a maturity value of $17,568,251) with BNP Paribas Securities Corp, 0.16%, dated 3/28/13, to be repurchased at $1,322,408 on 4/1/13, collateralized by a U.S. Treasury Security, 2.25%, 5/31/14, with a value of $17,919,299.		1,322,408

6,281,787	Undivided interest of 7.55% in a reverse repurchase agreement (principal amount/value $83,454,503 with a maturity value of $83,456,172) with HSBC Securities (USA) Inc, 0.18%, dated 3/28/13, to be repurchased at $6,281,787 on 4/1/13, collateralized by various U.S. Government Agency Securities, 0.00% - 8.13%, 1/30/14 - 7/15/36, with a value of $85,124,231.		6,281,787

6,281,787	Undivided interest of 7.55% in a reverse repurchase agreement (principal amount/value $83,454,503 with a maturity value of $83,456,358) with Merrill Lynch, Pierce, Fenner & Smith, 0.20%, dated 3/28/13, to be repurchased at $6,281,787 on 4/1/13, collateralized by various U.S. Government Agency Securities, 0.00% - 6.50%, 4/25/13 - 1/1/47, with a value of $85,123,620.		6,281,787

			26,449,556

TOTAL SHORT TERM INVESTMENTS — 23.55% (Cost $26,983,556)		$	26,983,556

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST SMALL CAP GROWTH FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

TOTAL INVESTMENTS — 121.59% (Cost $122,861,896)	$	139,297,245

OTHER ASSETS & LIABILITIES, NET — (21.59)%	$	(24,734,049)

TOTAL NET ASSETS — 100.00%	$	114,563,196

(a)	Non-income producing security.
(b)	A portion or all of the security is on loan at March 28, 2013.

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST SMALL CAP GROWTH FUND

Notes to Schedule of Investments

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-four funds. Interests in the Great-West Small Cap Growth Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek long-term capital growth. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Fund is determined as of the close of trading on each valuation date.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Domestic Common Stock	Exchange traded close or bid price.

Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

  March 28, 2013

Short Term Investments	Maturity date and credit quality.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of March 28, 2013, the inputs used to value the Fund’s investments are detailed in the following table. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

	Level 1	Level 2	Level 3	Total
Assets
Equity Investments:(a)
Domestic Common Stock	$111,301,075	$—	$—	$111,301,075
Foreign Common Stock	1,012,614	—	—	1,012,614
Short Term Investments (a)	—	26,983,556	—	26,983,556

Total Investments	$112,313,689	$26,983,556	$0	$139,297,245

(a)	Further breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments.

Risk Factors

Investing in the Fund may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Fund. These events may have adverse effects on the Fund such as a decline in the value and liquidity of many securities held by the Fund, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Fund’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Fund to be subject to larger short-term declines in value.

The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Reverse Repurchase Agreements

The Fund may engage in reverse repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a reverse repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A reverse repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty.

  March 28, 2013

These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in reverse repurchase agreement transactions and/or hold reverse repurchase agreement positions as a form of security lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2009 through 2012. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Application of Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund adopted ASU No. 2011-11 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2011-11 did not have an impact on the Fund’s financial position or the results of its operations.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At March 28, 2013, the U.S. Federal income tax cost basis was $123,484,533. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $21,283,554 and gross depreciation of securities in which there was an excess of tax cost over value of $5,470,842 resulting in net appreciation of $15,812,712.

3. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of March 28, 2013 the Fund had securities

  March 28, 2013

on loan valued at $25,755,130 and received collateral of $26,449,556 for such loan which was invested in reverse repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The reverse repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

  March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Shares			Value

COMMON STOCK
Basic Materials — 3.28%
4,018	Air Products & Chemicals Inc	$	350,048
1,299	Airgas Inc		128,809
1,632	Albemarle Corp		102,033
19,910	Alcoa Inc		169,633
1,862	Allegheny Technologies Inc		59,044
1,397	Ashland Inc		103,797
1,156	Cabot Corp		39,535
835	Carpenter Technology Corp		41,157
1,235	CF Industries Holdings Inc		235,107
3,038	Cliffs Natural Resources Inc (a)		57,752
2,583	Commercial Metals Co		40,941
627	Compass Minerals International Inc		49,470
940	Cytec Industries Inc		69,635
702	Domtar Corp		54,489
23,045	Dow Chemical Co		733,753
2,977	Eastman Chemical Co		208,003
5,010	Ecolab Inc		401,702
18,186	EI du Pont de Nemours & Co		894,024
2,752	FMC Corp		156,947
18,477	Freeport-McMoRan Copper & Gold Inc		611,589
1,554	International Flavors & Fragrances Inc		119,145
8,637	International Paper Co		402,311
1,088	Intrepid Potash Inc		20,411
7,485	LyondellBasell Industries NV Class A		473,726
3,287	MeadWestvaco Corp		119,318
816	Minerals Technologies Inc		33,872
10,285	Monsanto Co		1,086,405
5,241	Mosaic Co		312,416
220	NewMarket Corp (a)		57,279
9,426	Newmont Mining Corp		394,855
6,126	Nucor Corp		282,715
1,792	Olin Corp		45,194
2,765	PPG Industries Inc		370,344
5,784	Praxair Inc		645,147
1,419	Reliance Steel & Aluminum Co		100,990
1,252	Royal Gold Inc		88,930
2,597	RPM International Inc		82,013
1,118	Sensient Technologies Corp		43,703
1,677	Sherwin-Williams Co		283,229
2,296	Sigma-Aldrich Corp		178,353
4,205	Steel Dynamics Inc		66,733
2,723	United States Steel Corp (a)		53,099
1,601	Valspar Corp		99,662

			9,867,318

Communications — 10.54%
1,170	ADTRAN Inc (a)		22,991
7,034	Amazon.com Inc (b)		1,874,491
990	AMC Networks Inc Class A (b)		62,548
1,700	AOL Inc		65,433
106,260	AT&T Inc (c)		3,898,679
4,030	Cablevision Systems Corp Class A		60,289
11,481	CBS Corp Class B		536,048

Shares			Value

Communications — (continued)
11,872	CenturyLink Inc	$	417,063
2,101	Ciena Corp (b)		33,637
103,138	Cisco Systems Inc		2,156,616
51,190	Comcast Corp Class A		2,150,492
28,044	Corning Inc		373,827
5,573	Crown Castle International Corp (b)		388,104
11,246	DIRECTV (b)		636,636
4,690	Discovery Communications Inc Class A (b)		369,291
22,410	eBay Inc (b)		1,215,070
952	Equinix Inc (b)		205,927
1,893	Expedia Inc		113,599
1,550	F5 Networks Inc (b)		138,074
763	FactSet Research Systems Inc		70,654
18,854	Frontier Communications Corp (a)		75,039
4,265	Gannett Co Inc		93,276
750	General Cable Corp (b)		27,473
5,170	Google Inc Class A (b)(c)		4,105,135
2,247	Harris Corp		104,126
886	InterDigital Inc		42,377
8,306	Interpublic Group of Cos Inc		108,227
5,046	JDS Uniphase Corp (b)		67,465
979	John Wiley & Sons Inc Class A		38,142
10,056	Juniper Networks Inc (b)		186,438
934	Lamar Advertising Co Class A (b)		45,402
5,449	McGraw-Hill Cos Inc		283,784
808	Meredith Corp		30,914
5,697	MetroPCS Communications Inc (b)		62,097
5,508	Motorola Solutions Inc		352,677
1,065	Netflix Inc (b)		201,722
1,325	NeuStar Inc Class A (b)		61,652
2,491	New York Times Co Class A (b)		24,412
38,800	News Corp Class A		1,184,176
5,095	Omnicom Group Inc		300,096
860	Plantronics Inc		38,003
3,846	Polycom Inc (b)		42,614
958	priceline.com Inc (b)		659,037
2,158	Rackspace Hosting Inc (b)		108,936
6,226	RF Micro Devices Inc (b)		33,122
436	Scholastic Corp		11,619
1,586	Scripps Networks Interactive Inc Class A		102,043
59,028	Sprint Nextel Corp (b)		366,564
13,146	Symantec Corp (b)		324,443
1,813	Telephone & Data Systems Inc		38,200
5,898	Tellabs Inc		12,327
3,234	TIBCO Software Inc (b)		65,391
5,789	Time Warner Cable Inc		556,091
18,215	Time Warner Inc		1,049,548
1,938	TripAdvisor Inc (b)		101,784
2,667	tw telecom inc (b)		67,182
1,048	ValueClick Inc (b)		30,968
3,055	VeriSign Inc (b)		144,440
55,290	Verizon Communications Inc (c)		2,717,503
8,865	Viacom Inc Class B		545,818
34,923	Walt Disney Co		1,983,626
71	Washington Post Co Class B (a)		31,737
11,186	Windstream Corp (a)		88,929

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Shares			Value

Communications — (continued)
18,762	Yahoo! Inc (b)	$	441,470

			31,745,494

Consumer, Cyclical — 9.36%
1,550	Abercrombie & Fitch Co Class A		71,610
1,339	Advance Auto Parts Inc		110,668
1,728	Aeropostale Inc (b)		23,501
1,448	Alaska Air Group Inc (b)		92,614
3,323	American Eagle Outfitters Inc		62,140
1,031	ANN Inc (b)		29,920
1,959	Arrow Electronics Inc (b)		79,575
2,501	Ascena Retail Group Inc (b)		46,394
752	AutoNation Inc (b)		32,900
697	AutoZone Inc (b)		276,549
645	Bally Technologies Inc (a)(b)		33,521
1,035	Barnes & Noble Inc (a)(b)		17,026
4,324	Bed Bath & Beyond Inc (b)		278,552
4,859	Best Buy Co Inc		107,627
905	Big Lots Inc (b)		31,919
617	Bob Evans Farms Inc		26,297
2,184	BorgWarner Inc (b)		168,911
1,392	Brinker International Inc		52,409
944	Cabela’s Inc Class A (b)		57,376
4,563	CarMax Inc (b)		190,277
8,761	Carnival Corp		300,502
1,077	Carter’s Inc (b)		61,680
1,081	Cheesecake Factory Inc		41,737
3,196	Chico’s FAS Inc		53,693
590	Chipotle Mexican Grill Inc (b)		192,263
1,737	Cinemark Holdings Inc		51,137
2,159	Cintas Corp		95,277
5,560	Coach Inc		277,944
2,186	Copart Inc (b)		74,936
8,313	Costco Wholesale Corp		882,092
23,994	CVS Caremark Corp		1,319,430
2,358	Darden Restaurants Inc		121,861
514	Deckers Outdoor Corp (b)		28,625
5,850	Delphi Automotive PLC		259,740
1,891	Dick’s Sporting Goods Inc		89,444
5,849	Dollar General Corp (b)		295,842
4,413	Dollar Tree Inc (b)		213,722
5,301	DR Horton Inc		128,814
1,653	DreamWorks Animation SKG Inc Class A (a)(b)		31,341
1,748	Family Dollar Stores Inc		103,219
5,299	Fastenal Co		272,104
3,049	Foot Locker Inc		104,398
75,566	Ford Motor Co		993,693
986	Fossil Inc (b)		95,248
2,482	GameStop Corp Class A (a)		69,422
5,782	Gap Inc		204,683
3,034	Genuine Parts Co		236,652
5,235	Goodyear Tire & Rubber Co (b)		66,013
1,168	Guess? Inc		29,001
1,720	Hanesbrands Inc (b)		78,363
4,419	Harley-Davidson Inc		235,533
1,330	Harman International Industries Inc		59,358
2,092	Hasbro Inc (a)		91,922

Shares			Value

Consumer, Cyclical — (continued)
1,216	Herman Miller Inc	$	33,647
1,006	HNI Corp		35,703
28,802	Home Depot Inc		2,009,804
598	HSN Inc		32,806
3,155	Ingram Micro Inc Class A (b)		62,090
5,032	International Game Technology		83,028
425	International Speedway Corp Class A		13,889
3,180	JC Penney Co Inc (a)		48,050
4,495	JetBlue Airways Corp (a)(b)		31,016
13,260	Johnson Controls Inc		465,028
1,482	KB Home (a)		32,263
4,111	Kohl’s Corp		189,640
4,696	L Brands Inc		209,723
3,128	Lennar Corp Class A (a)		129,749
769	Life Time Fitness Inc (b)		32,898
5,850	LKQ Corp (b)		127,296
21,622	Lowe’s Cos Inc		819,906
7,484	Macy’s Inc		313,131
4,916	Marriott International Inc Class A		207,603
6,478	Mattel Inc		283,672
19,337	McDonald’s Corp		1,927,706
726	MDC Holdings Inc		26,608
1,142	Mohawk Industries Inc (b)		129,183
873	MSC Industrial Direct Co Inc Class A		74,886
5,852	Newell Rubbermaid Inc		152,737
14,026	NIKE Inc Class B		827,674
2,999	Nordstrom Inc		165,635
87	NVR Inc (b)		93,970
2,200	O’Reilly Automotive Inc (b)		225,610
6,803	Office Depot Inc (b)		26,736
1,603	Oshkosh Corp (b)		68,111
1,112	Owens & Minor Inc (a)		36,207
6,695	PACCAR Inc		338,499
535	Panera Bread Co Class A (b)		88,403
1,980	PetSmart Inc		122,958
1,216	Polaris Industries Inc		112,468
6,642	PulteGroup Inc (b)		134,434
1,518	PVH Corp		162,138
1,203	Ralph Lauren Corp		203,680
1,230	Regis Corp (a)		22,374
4,352	Ross Stores Inc		263,818
2,155	Saks Inc (a)(b)		24,718
979	Scientific Games Corp Class A (b)		8,566
1,510	Signet Jewelers Ltd		101,170
14,414	Southwest Airlines Co		194,301
12,553	Staples Inc		168,587
14,295	Starbucks Corp		814,243
3,856	Starwood Hotels & Resorts Worldwide Inc		245,743
12,510	Target Corp		856,309
1,059	Tempur-Pedic International Inc (a)(b)		52,558
995	Thor Industries Inc		36,606
2,262	Tiffany & Co (a)		157,299
14,002	TJX Cos Inc		654,593
2,876	Toll Brothers Inc (b)		98,474
1,355	Tractor Supply Co		141,096
1,490	Under Armour Inc Class A (b)		76,288

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Shares			Value

Consumer, Cyclical — (continued)
2,296	Urban Outfitters Inc (b)	$	88,947
1,698	VF Corp		284,840
32,226	Wal-Mart Stores Inc		2,411,472
16,501	Walgreen Co		786,768
524	Watsco Inc		44,110
6,654	Wendy’s Co (a)		37,728
1,483	Whirlpool Corp		175,676
1,811	Williams-Sonoma Inc		93,303
921	WMS Industries Inc (b)		23,218
1,238	World Fuel Services Corp		49,173
1,168	WW Grainger Inc		262,777
2,754	Wyndham Worldwide Corp		177,578
1,565	Wynn Resorts Ltd		195,875
8,673	Yum! Brands Inc		623,936

			28,200,204

Consumer, Non-cyclical — 21.58%
1,553	Aaron’s Inc		44,540
30,408	Abbott Laboratories		1,074,011
30,414	AbbVie Inc		1,240,283
2,447	Actavis Inc (b)		225,393
4,454	ADT Corp		217,979
6,348	Aetna Inc		324,510
3,751	Alexion Pharmaceuticals Inc (b)		345,617
5,906	Allergan Inc		659,287
971	Alliance Data Systems Corp (b)		157,195
38,980	Altria Group Inc		1,340,522
4,614	AmerisourceBergen Corp		237,390
14,482	Amgen Inc		1,484,550
2,027	Apollo Group Inc Class A (b)		35,250
12,523	Archer-Daniels-Midland Co		422,401
9,319	Automatic Data Processing Inc		605,921
2,027	Avery Dennison Corp		87,303
8,671	Avon Products Inc		179,750
10,704	Baxter International Inc		777,539
3,041	Beam Inc		193,225
3,868	Becton Dickinson & Co		369,819
373	Bio-Rad Laboratories Inc Class A (b)		46,998
4,547	Biogen Idec Inc (b)		877,162
26,689	Boston Scientific Corp (b)		208,441
1,135	Brink’s Co		32,075
31,765	Bristol-Myers Squibb Co		1,308,400
2,838	Brown-Forman Corp Class B		202,633
3,629	Campbell Soup Co		164,611
6,429	Cardinal Health Inc		267,575
4,411	CareFusion Corp (b)		154,341
8,134	Celgene Corp (b)		942,812
1,077	Charles River Laboratories International Inc (b)		47,679
2,599	Church & Dwight Co Inc		167,973
5,418	Cigna Corp		337,921
2,498	Clorox Co		221,148
74,334	Coca-Cola Co (c)		3,006,067
5,243	Coca-Cola Enterprises Inc		193,572
8,543	Colgate-Palmolive Co		1,008,330
1,648	Community Health Systems Inc		78,099
8,056	ConAgra Foods Inc		288,485

Shares			Value

Consumer, Non-cyclical — (continued)
3,098	Constellation Brands Inc Class A (b)	$	147,589
2,166	Convergys Corp		36,887
916	Cooper Cos Inc		98,818
1,919	CoreLogic Inc (b)		49,625
732	Corporate Executive Board Co		42,573
1,076	Covance Inc (b)		79,968
2,653	Coventry Health Care Inc		124,771
9,087	Covidien PLC		616,462
1,528	CR Bard Inc		153,992
1,624	DaVita HealthCare Partners Inc (b)		192,590
3,943	Dean Foods Co (b)		71,487
1,092	Deluxe Corp		45,209
2,712	DENTSPLY International Inc		115,043
872	DeVry Inc		27,686
3,966	Dr Pepper Snapple Group Inc		186,204
2,249	Edwards Lifesciences Corp (b)		184,778
19,315	Eli Lilly & Co		1,096,899
2,012	Endo Health Solutions Inc (b)		61,889
2,203	Equifax Inc		126,871
4,744	Estee Lauder Cos Inc Class A		303,758
15,927	Express Scripts Holding Co (b)		918,192
1,967	Flowers Foods Inc		64,793
4,454	Forest Laboratories Inc (b)		169,430
875	FTI Consulting Inc (b)		32,953
1,869	Gartner Inc Class A (b)		101,692
12,383	General Mills Inc		610,606
29,448	Gilead Sciences Inc (b)		1,440,891
1,479	Global Payments Inc		73,447
2,451	Green Mountain Coffee Roasters Inc (a)(b)		139,119
5,018	H&R Block Inc		147,630
906	Harris Teeter Supermarkets Inc		38,695
4,499	Health Management Associates Inc Class A (b)		57,902
1,714	Health Net Inc (b)		49,055
1,722	Henry Schein Inc (b)		159,371
2,815	Hershey Co		246,397
1,139	Hill-Rom Holdings Inc		40,116
2,533	Hillshire Brands Co		89,035
6,221	HJ Heinz Co		449,592
1,841	HMS Holdings Corp (b)		49,983
5,224	Hologic Inc (b)		118,062
2,500	Hormel Foods Corp		103,300
2,995	Hospira Inc (b)		98,326
2,966	Humana Inc		204,980
1,018	IDEXX Laboratories Inc (b)		94,053
1,529	Ingredion Inc		110,577
756	Intuitive Surgical Inc (b)		371,340
3,089	Iron Mountain Inc		112,162
2,037	Jarden Corp (b)		87,285
2,159	JM Smucker Co		214,086
54,073	Johnson & Johnson (c)		4,408,572
4,768	Kellogg Co		307,202
7,517	Kimberly-Clark Corp		736,516
11,369	Kraft Foods Group Inc		585,845
10,139	Kroger Co		336,006
1,866	Laboratory Corp of America Holdings (b)		168,313
405	Lancaster Colony Corp		31,185

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Shares			Value

Consumer, Non-cyclical — (continued)
1,577	Lender Processing Services Inc	$	40,150
3,443	Life Technologies Corp (b)		222,521
791	LifePoint Hospitals Inc (b)		38,332
7,618	Lorillard Inc		307,386
1,505	Manpower Inc		85,364
687	Masimo Corp		13,479
2,055	Mastercard Inc Class A		1,112,022
652	Matthews International Corp Class A		22,748
2,522	McCormick & Co Inc		185,493
4,582	McKesson Corp		494,673
4,019	Mead Johnson Nutrition Co Class A		311,272
1,048	MEDNAX Inc (b)		93,932
19,731	Medtronic Inc		926,568
58,578	Merck & Co Inc (c)		2,590,905
2,885	Molson Coors Brewing Co Class B		141,163
34,178	Mondelez International Inc Class A		1,046,189
2,876	Monster Beverage Corp (b)		137,300
1,734	Monster Worldwide Inc (a)(b)		8,791
3,798	Moody’s Corp		202,509
7,671	Mylan Inc (b)		221,999
2,041	Omnicare Inc		83,110
1,428	Patterson Cos Inc		54,321
6,199	Paychex Inc		217,399
29,802	PepsiCo Inc		2,357,636
1,738	Perrigo Co		206,353
139,091	Pfizer Inc (c)		4,014,166
31,904	Philip Morris International Inc (c)		2,957,820
581	Post Holdings Inc (b)		24,942
52,707	Procter & Gamble Co (c)		4,061,601
4,179	Quanta Services Inc (b)		119,436
3,031	Quest Diagnostics Inc		171,100
1,506	Regeneron Pharmaceuticals Inc (b)		265,658
1,253	Rent-A-Center Inc		46,286
2,917	ResMed Inc (a)		135,232
6,247	Reynolds American Inc		277,929
2,850	Robert Half International Inc		106,960
1,332	Rollins Inc		32,701
4,011	RR Donnelley & Sons Co (a)		48,333
4,862	Safeway Inc		128,114
5,991	SAIC Inc (a)		81,178
872	Scotts Miracle-Gro Co Class A		37,705
2,438	SEI Investments Co		70,336
4,207	Service Corp International		70,383
2,389	Smithfield Foods Inc (b)		63,261
1,126	Sotheby’s		42,124
5,319	St Jude Medical Inc		215,100
1,039	STERIS Corp		43,233
264	Strayer Education Inc (a)		12,772
5,485	Stryker Corp		357,841
5,007	SUPERVALU Inc (a)		25,235
11,376	Sysco Corp		400,094
677	Techne Corp		45,934
861	Teleflex Inc		72,763
1,906	Tenet Healthcare Corp (b)		90,687
934	Thoratec Corp (b)		35,025
505	Tootsie Roll Industries Inc (a)		15,105

Shares			Value

Consumer, Non-cyclical — (continued)
2,995	Total System Services Inc	$	74,216
1,052	Towers Watson & Co Class A		72,925
994	Tupperware Brands Corp		81,250
5,290	Tyson Foods Inc Class A		131,298
976	United Natural Foods Inc (b)		48,019
1,918	United Rentals Inc (b)		105,432
1,006	United Therapeutics Corp (b)		61,235
19,651	UnitedHealth Group Inc		1,124,234
528	Universal Corp		29,589
1,681	Universal Health Services Inc Class B		107,365
602	Valassis Communications Inc		17,982
2,150	Varian Medical Systems Inc (b)		154,800
1,738	VCA Antech Inc (b)		40,826
4,293	Vertex Pharmaceuticals Inc (b)		236,029
713	WellCare Health Plans Inc (b)		41,325
5,765	WellPoint Inc		381,816
11,105	Western Union Co		167,019
654	WEX Inc (b)		51,339
3,387	Whole Foods Market Inc		293,822
3,278	Zimmer Holdings Inc		246,571

			64,964,376

Diversified — 0.05%
5,438	Leucadia National Corp		149,164

Energy — 10.36%
4,326	Alpha Natural Resources Inc (b)		35,516
9,745	Anadarko Petroleum Corp		852,200
7,509	Apache Corp		579,394
4,737	Arch Coal Inc (a)		25,722
1,180	Atwood Oceanics Inc (b)		61,997
8,424	Baker Hughes Inc		390,958
1,045	Bill Barrett Corp (a)(b)		21,182
4,111	Cabot Oil & Gas Corp		277,945
4,858	Cameron International Corp (b)		316,742
434	CARBO Ceramics Inc (a)		39,524
10,082	Chesapeake Energy Corp (a)		205,774
37,583	Chevron Corp (c)		4,465,612
1,630	Cimarex Energy Co		122,967
23,617	ConocoPhillips		1,419,382
4,415	CONSOL Energy Inc		148,565
7,520	Denbury Resources Inc (b)		140,248
7,306	Devon Energy Corp		412,205
1,414	Diamond Offshore Drilling Inc (a)		98,358
1,566	Dresser-Rand Group Inc (b)		96,560
705	Dril-Quip Inc (b)		61,455
1,286	Energen Corp		66,885
4,578	Ensco PLC Class A		274,680
5,202	EOG Resources Inc		666,220
2,853	EQT Corp		193,291
86,684	Exxon Mobil Corp (c)		7,811,095
4,662	FMC Technologies Inc (b)		253,566
2,618	Forest Oil Corp (b)		13,771
17,832	Halliburton Co		720,591
1,664	Helix Energy Solutions Group Inc (b)		38,072
2,014	Helmerich & Payne Inc		122,250

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Shares			Value

Energy — (continued)
5,756	Hess Corp	$	412,187
3,995	HollyFrontier Corp		205,543
12,470	Kinder Morgan Inc		482,340
13,718	Marathon Oil Corp		462,571
6,414	Marathon Petroleum Corp		574,694
3,646	Murphy Oil Corp		232,360
5,296	Nabors Industries Ltd		85,901
8,303	National Oilwell Varco Inc		587,437
2,362	Newfield Exploration Co (b)		52,956
4,832	Noble Corp		184,341
3,499	Noble Energy Inc		404,694
1,208	Northern Oil & Gas Inc (a)(b)		17,371
15,594	Occidental Petroleum Corp		1,222,102
2,152	Oceaneering International Inc		142,914
984	Oil States International Inc (b)		80,265
4,051	ONEOK Inc		193,111
2,876	Patterson-UTI Energy Inc		68,564
5,436	Peabody Energy Corp		114,971
12,027	Phillips 66		841,529
2,566	Pioneer Natural Resources Co		318,826
2,362	Plains Exploration & Production Co (b)		112,124
3,388	QEP Resources Inc		107,874
2,615	Quicksilver Resources Inc (a)(b)		5,884
3,121	Range Resources Corp		252,926
1,128	Rosetta Resources Inc (b)		53,670
2,316	Rowan Cos PLC Class A (b)		81,894
25,572	Schlumberger Ltd		1,915,087
1,368	SM Energy Co		81,013
6,586	Southwestern Energy Co (b)		245,394
13,075	Spectra Energy Corp		402,056
2,825	Superior Energy Services Inc (b)		73,365
2,707	Tesoro Corp		158,495
871	Unit Corp (b)		39,674
10,754	Valero Energy Corp		489,199
13,180	Williams Cos Inc		493,723
4,227	WPX Energy Inc (b)		67,717

			31,197,499

Financial — 16.62%
6,500	Ace Ltd		578,305
960	Affiliated Managers Group Inc (b)		147,427
9,097	Aflac Inc		473,226
924	Alexander & Baldwin Inc (b)		33,033
1,242	Alexandria Real Estate Equities Inc REIT		88,157
318	Alleghany Corp (b)		125,903
9,171	Allstate Corp		450,021
1,908	American Campus Communities Inc REIT		86,509
18,736	American Express Co		1,263,931
1,592	American Financial Group Inc		75,429
28,405	American International Group Inc (b)		1,102,682
7,689	American Tower Corp REIT		591,438
3,965	Ameriprise Financial Inc		292,022
6,165	Aon PLC		379,147
2,603	Apartment Investment & Management Co REIT Class A		79,808

Shares			Value

Financial — (continued)
3,481	Apollo Investment Corp	$	29,101
2,507	Arthur J Gallagher & Co		103,564
1,526	Aspen Insurance Holdings Ltd		58,873
3,642	Associated Banc-Corp		55,322
1,356	Assurant Inc		61,034
1,723	Astoria Financial Corp		16,989
2,159	AvalonBay Communities Inc REIT		273,481
1,535	BancorpSouth Inc		25,020
209,302	Bank of America Corp (c)		2,549,298
820	Bank of Hawaii Corp (a)		41,664
22,440	Bank of New York Mellon Corp		628,096
13,560	BB&T Corp		425,648
35,283	Berkshire Hathaway Inc Class B (b)(c)		3,676,489
3,335	BioMed Realty Trust Inc REIT		72,036
2,408	BlackRock Inc Class A		618,567
2,962	Boston Properties Inc REIT		299,340
1,350	BRE Properties Inc REIT		65,718
2,491	Brown & Brown Inc		79,812
1,703	Camden Property Trust REIT		116,962
11,168	Capital One Financial Corp		613,682
1,089	Cathay General Bancorp		21,911
1,609	CBOE Holdings Inc		59,436
5,794	CBRE Group Inc Class A (b)		146,298
20,822	Charles Schwab Corp		368,341
4,984	Chubb Corp		436,250
2,806	Cincinnati Financial Corp		132,415
58,771	Citigroup Inc (c)		2,600,029
859	City National Corp		50,604
5,823	CME Group Inc		357,474
3,658	Comerica Inc		131,505
1,557	Commerce Bancshares Inc		63,572
1,425	Corporate Office Properties Trust REIT		38,019
1,891	Corrections Corp of America REIT		73,881
1,270	Cullen/Frost Bankers Inc		79,413
9,597	Discover Financial Services		430,329
5,754	Duke Realty Corp REIT		97,703
5,586	E*TRADE Financial Corp (b)		59,826
2,479	East West Bancorp Inc		63,636
2,177	Eaton Vance Corp		91,064
1,040	Equity One Inc REIT		24,929
6,224	Equity Residential REIT		342,693
697	Essex Property Trust Inc REIT		104,954
972	Everest Re Group Ltd		126,224
2,038	Extra Space Storage Inc REIT		80,032
1,222	Federal Realty Investment Trust REIT		132,025
2,023	Federated Investors Inc Class B (a)		47,884
3,981	Fidelity National Financial Inc Class A		100,441
17,594	Fifth Third Bancorp		286,958
2,092	First American Financial Corp		53,492
5,533	First Horizon National Corp		59,092
6,779	First Niagara Financial Group Inc		60,062
2,314	FirstMerit Corp (a)		38,250
2,673	Franklin Resources Inc		403,115
4,133	Fulton Financial Corp		48,356
9,320	Genworth Financial Inc Class A (b)		93,200
8,503	Goldman Sachs Group Inc		1,251,216

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Shares			Value

Financial — (continued)
535	Greenhill & Co Inc	$	28,558
1,567	Hancock Holding Co		48,452
835	Hanover Insurance Group Inc		41,483
8,357	Hartford Financial Services Group Inc		215,611
2,034	HCC Insurance Holdings Inc		85,489
8,764	HCP Inc REIT		436,973
5,033	Health Care REIT Inc REIT		341,791
1,547	Highwoods Properties Inc REIT (a)		61,215
1,036	Home Properties Inc REIT		65,703
2,425	Hospitality Properties Trust REIT		66,542
13,641	Host Hotels & Resorts Inc REIT		238,581
8,833	Hudson City Bancorp Inc		76,317
16,540	Huntington Bancshares Inc		122,231
1,436	IntercontinentalExchange Inc (b)		234,169
996	International Bancshares Corp		20,717
8,530	Invesco Ltd		247,029
3,257	Janus Capital Group Inc (a)		30,616
823	Jones Lang LaSalle Inc		81,814
73,914	JPMorgan Chase & Co (c)		3,507,958
1,080	Kemper Corp		35,219
18,501	KeyCorp		184,270
1,463	Kilroy Realty Corp REIT		76,661
7,900	Kimco Realty Corp REIT		176,960
2,373	Legg Mason Inc		76,292
2,421	Liberty Property Trust REIT		96,235
5,421	Lincoln National Corp		176,779
5,865	Loews Corp		258,471
2,389	M&T Bank Corp		246,449
2,740	Macerich Co REIT		176,401
1,796	Mack-Cali Realty Corp REIT		51,384
10,343	Marsh & McLennan Cos Inc		392,724
805	Mercury General Corp		30,534
20,973	MetLife Inc		797,393
26,905	Morgan Stanley		591,372
2,408	NASDAQ OMX Group Inc		77,778
2,197	National Retail Properties Inc REIT (a)		79,465
8,486	New York Community Bancorp Inc (a)		121,774
4,292	Northern Trust Corp		234,172
4,705	NYSE Euronext		181,801
4,311	Old Republic International Corp		54,793
2,311	Omega Healthcare Investors Inc REIT		70,162
7,239	People’s United Financial Inc		97,292
3,224	Plum Creek Timber Co Inc REIT		168,293
10,296	PNC Financial Services Group Inc		684,684
902	Potlatch Corp REIT		41,366
928	Primerica Inc		30,420
5,373	Principal Financial Group Inc		182,843
11,023	Progressive Corp		278,551
9,063	Prologis Inc REIT		362,339
769	Prosperity Bancshares Inc		36,443
1,682	Protective Life Corp		60,216
9,016	Prudential Financial Inc		531,854
2,841	Public Storage REIT		432,741
2,246	Raymond James Financial Inc		103,541
2,423	Rayonier Inc REIT		144,580
3,616	Realty Income Corp REIT (a)		163,986

Shares			Value

Financial — (continued)
1,885	Regency Centers Corp REIT	$	99,735
27,552	Regions Financial Corp		225,651
1,365	Reinsurance Group of America Inc		81,450
3,633	Senior Housing Properties Trust REIT		97,473
801	Signature Bank (b)		63,087
6,067	Simon Property Group Inc REIT		961,983
1,771	SL Green Realty Corp REIT		152,501
9,157	SLM Corp		187,535
696	StanCorp Financial Group Inc		29,761
8,917	State Street Corp		526,906
10,389	SunTrust Banks Inc		299,307
925	SVB Financial Group (b)		65,619
13,546	Synovus Financial Corp		37,522
5,009	T Rowe Price Group Inc		375,024
1,289	Taubman Centers Inc REIT		100,104
3,161	TCF Financial Corp		47,289
1,814	Torchmark Corp		108,477
7,322	Travelers Cos Inc		616,439
1,368	Trustmark Corp		34,214
4,810	UDR Inc REIT		116,354
5,364	Unum Group		151,533
36,189	US Bancorp		1,227,893
3,985	Valley National Bancorp (a)		40,806
5,618	Ventas Inc REIT		411,238
10,039	Visa Inc Class A		1,705,024
3,334	Vornado Realty Trust REIT		278,856
1,593	Waddell & Reed Financial Inc Class A		69,742
1,858	Washington Federal Inc		32,515
1,304	Webster Financial Corp		31,635
1,930	Weingarten Realty Investors REIT		60,891
94,822	Wells Fargo & Co (c)		3,507,466
457	Westamerica Bancorporation (a)		20,716
10,632	Weyerhaeuser Co REIT		333,632
2,038	WR Berkley Corp		90,426
5,825	XL Group PLC		176,497
3,324	Zions Bancorporation		83,067

			50,038,218

Industrial — 10.90%
12,252	3M Co		1,302,510
911	Acuity Brands Inc		63,178
2,232	AECOM Technology Corp (b)		73,210
1,963	AGCO Corp		102,312
6,882	Agilent Technologies Inc		288,838
542	Alliant Techsystems Inc		39,257
4,649	AMETEK Inc		201,581
3,154	Amphenol Corp Class A		235,446
1,155	Aptargroup Inc		66,239
2,849	Avnet Inc (b)		103,134
1,902	B/E Aerospace Inc (b)		114,672
2,907	Ball Corp		138,315
1,942	Bemis Co Inc		78,379
13,057	Boeing Co		1,120,943
1,130	Carlisle Cos Inc		76,603
12,583	Caterpillar Inc		1,094,343
3,142	CH Robinson Worldwide Inc		186,823

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Shares			Value

Industrial — (continued)
1,088	CLARCOR Inc	$	56,989
970	Clean Harbors Inc (b)		56,347
974	Con-way Inc		34,295
965	Crane Co		53,905
19,644	CSX Corp		483,832
3,425	Cummins Inc		396,649
11,177	Danaher Corp		694,651
7,524	Deere & Co		646,913
2,599	Donaldson Co Inc		94,058
3,374	Dover Corp		245,897
9,110	Eaton Corp PLC		557,987
13,918	Emerson Electric Co		777,599
1,160	Energizer Holdings Inc		115,687
682	Esterline Technologies Corp (b)		51,627
4,092	Exelis Inc		44,562
4,057	Expeditors International of Washington Inc		144,875
5,683	FedEx Corp		558,071
2,906	FLIR Systems Inc		75,585
929	Flowserve Corp		155,803
3,191	Fluor Corp		211,659
2,977	Fortune Brands Home & Security Inc (b)		111,429
987	Gardner Denver Inc		74,134
2,234	Garmin Ltd (a)		73,811
834	GATX Corp		43,343
6,436	General Dynamics Corp		453,802
201,164	General Electric Co (c)		4,650,912
955	Genesee & Wyoming Inc Class A (b)		88,920
2,459	Gentex Corp		49,205
1,230	Graco Inc		71,377
518	Granite Construction Inc		16,493
680	Greif Inc Class A		36,462
1,789	Harsco Corp		44,314
15,072	Honeywell International Inc		1,135,675
968	Hubbell Inc Class B		94,002
882	Huntington Ingalls Industries Inc		47,037
1,595	IDEX Corp		85,205
8,178	Illinois Tool Works Inc		498,367
5,250	Ingersoll-Rand PLC Class A		288,802
894	Itron Inc (b)		41,482
1,518	ITT Corp		43,157
3,826	Jabil Circuit Inc		70,704
2,475	Jacobs Engineering Group Inc (b)		139,194
1,672	JB Hunt Transport Services Inc		124,531
2,038	Joy Global Inc		121,302
2,068	Kansas City Southern		229,341
2,997	KBR Inc		96,144
1,649	Kennametal Inc		64,377
1,001	Kirby Corp (b)		76,877
1,781	L-3 Communications Holdings Inc		144,118
857	Landstar System Inc		48,926
2,543	Leggett & Platt Inc		85,903
939	Lennox International Inc		59,617
1,561	Lincoln Electric Holdings Inc		84,575
5,212	Lockheed Martin Corp		503,062
2,560	Louisiana-Pacific Corp (b)		55,296
867	Martin Marietta Materials Inc (a)		88,451
7,154	Masco Corp		144,868

Shares			Value

Industrial — (continued)
924	Matson Inc	$	22,730
564	Mettler-Toledo International Inc (b)		120,256
606	Mine Safety Appliances Co		30,070
2,851	Molex Inc (a)		83,477
1,947	National Instruments Corp		63,764
1,036	Nordson Corp		68,324
6,132	Norfolk Southern Corp		472,655
4,739	Northrop Grumman Corp		332,441
3,420	Owens-Illinois Inc (b)		91,143
1,853	Packaging Corp of America		83,144
2,245	Pall Corp		153,491
2,922	Parker Hannifin Corp		267,597
4,106	Pentair Ltd		216,592
2,389	PerkinElmer Inc		80,366
2,793	Precision Castparts Corp		529,609
6,379	Raytheon Co		375,021
817	Regal-Beloit Corp		66,635
5,811	Republic Services Inc		191,763
1,306	Rock Tenn Co Class A		121,184
2,622	Rockwell Automation Inc		226,410
2,778	Rockwell Collins Inc		175,347
1,919	Roper Industries Inc		244,308
885	Ryder System Inc		52,879
3,915	Sealed Air Corp		94,391
947	Silgan Holdings Inc		44,746
1,149	Snap-on Inc		95,022
2,123	Sonoco Products Co		74,284
993	SPX Corp		78,407
3,017	Stanley Black & Decker Inc		244,287
1,721	Stericycle Inc (b)		182,736
8,300	TE Connectivity Ltd		348,019
602	Tech Data Corp (b)		27,457
1,946	Terex Corp (b)		66,981
5,630	Textron Inc		167,830
6,999	Thermo Fisher Scientific Inc		535,353
943	Tidewater Inc (a)		47,621
1,462	Timken Co		82,720
4,676	Trimble Navigation Ltd (b)		140,093
1,464	Trinity Industries Inc		66,363
850	Triumph Group Inc		66,725
9,000	Tyco International Ltd		288,000
9,053	Union Pacific Corp		1,289,238
13,768	United Parcel Service Inc Class B		1,182,671
16,234	United Technologies Corp		1,516,743
1,467	URS Corp		69,550
2,327	UTi Worldwide Inc		33,695
422	Valmont Industries Inc		66,368
3,146	Vishay Intertechnology Inc (b)		42,817
2,629	Vulcan Materials Co		135,919
898	Wabtec Corp		91,695
2,490	Waste Connections Inc		89,590
8,556	Waste Management Inc		335,481
1,710	Waters Corp (b)		160,586
869	Werner Enterprises Inc		20,978
1,311	Woodward Inc		52,125
1,192	Worthington Industries Inc		36,928
3,803	Xylem Inc		104,811

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Shares			Value

Industrial — (continued)
957	Zebra Technologies Corp Class A (b)	$	45,103

			32,822,528

Technology — 12.26%
12,463	Accenture PLC Class A		946,814
687	ACI Worldwide Inc (b)		33,567
1,348	Acxiom Corp (b)		27,499
9,408	Adobe Systems Inc (b)		409,342
12,961	Advanced Micro Devices Inc (a)(b)		33,051
467	Advent Software Inc (b)		13,062
3,426	Akamai Technologies Inc (b)		120,904
3,024	Allscripts Healthcare Solutions Inc (b)		41,096
6,151	Altera Corp		218,176
5,885	Analog Devices Inc		273,594
1,793	ANSYS Inc (b)		145,986
18,140	Apple Inc (c)		8,029,308
22,670	Applied Materials Inc		305,592
8,253	Atmel Corp (b)		57,441
4,406	Autodesk Inc (b)		181,703
2,459	BMC Software Inc (b)		113,925
9,836	Broadcom Corp Class A		341,014
2,613	Broadridge Financial Solutions Inc ADR		64,907
6,734	CA Inc		169,495
5,388	Cadence Design Systems Inc (b)		75,055
2,804	Cerner Corp (b)		265,679
3,595	Citrix Systems Inc (b)		259,415
5,717	Cognizant Technology Solutions Corp Class A (b)		437,979
842	CommVault Systems Inc (b)		69,027
3,060	Computer Sciences Corp		150,644
3,937	Compuware Corp (b)		49,213
775	Concur Technologies Inc (a)(b)		53,212
2,363	Cree Inc (b)		129,280
3,156	Cypress Semiconductor Corp		34,811
27,742	Dell Inc		397,543
1,134	Diebold Inc		34,383
668	DST Systems Inc		47,608
778	Dun & Bradstreet Corp (a)		65,080
5,579	Electronic Arts Inc (b)		98,748
40,519	EMC Corp (b)		967,999
624	Fair Isaac Corp		28,511
2,769	Fairchild Semiconductor International Inc (b)		39,154
5,664	Fidelity National Information Services Inc		224,408
1,291	First Solar Inc (a)(b)		34,805
2,662	Fiserv Inc (b)		233,803
37,789	Hewlett-Packard Co		900,890
1,926	Informatica Corp (b)		66,389
3,443	Integrated Device Technology Inc (b)		25,719
95,856	Intel Corp		2,094,454
20,268	International Business Machines Corp (c)		4,323,164
1,139	International Rectifier Corp (a)(b)		24,090
2,877	Intersil Corp Class A		25,059

Shares			Value

Technology — (continued)
5,280	Intuit Inc	$	346,632
1,711	Jack Henry & Associates Inc		79,065
3,105	KLA-Tencor Corp		163,758
3,292	Lam Research Corp (b)		136,486
1,466	Lexmark International Inc Class A (a)		38,702
4,656	Linear Technology Corp		178,651
11,975	LSI Corp (b)		81,190
589	ManTech International Corp Class A (a)		15,826
5,160	MEMC Electronic Materials Inc (b)		22,704
1,774	Mentor Graphics Corp		32,021
3,720	Microchip Technology Inc (a)		136,747
19,000	Micron Technology Inc (b)		189,620
1,402	MICROS Systems Inc (b)		63,805
146,019	Microsoft Corp (c)		4,177,604
2,443	MSCI Inc Class A (b)		82,891
3,018	NCR Corp (b)		83,176
6,742	NetApp Inc (b)		230,307
11,592	NVIDIA Corp		148,609
71,693	Oracle Corp		2,318,552
3,923	Pitney Bowes Inc (a)		58,296
2,505	PTC Inc (b)		63,852
2,003	QLogic Corp (b)		23,235
33,233	QUALCOMM Inc		2,224,949
3,699	Red Hat Inc (b)		187,021
2,997	Riverbed Technology Inc (b)		44,685
2,080	Rovi Corp (b)		44,533
2,564	Salesforce.com Inc (b)		458,520
4,646	SanDisk Corp (b)		255,530
6,445	Seagate Technology PLC		235,629
1,356	Semtech Corp (b)		47,989
833	Silicon Laboratories Inc (b)		34,453
4,010	Skyworks Solutions Inc (b)		88,340
1,133	SolarWinds Inc (b)		66,960
1,363	Solera Holdings Inc		79,504
3,025	Synopsys Inc (b)		108,537
3,163	Teradata Corp (b)		185,067
4,091	Teradyne Inc (b)		66,356
21,538	Texas Instruments Inc		764,168
2,278	VeriFone Systems Inc (b)		47,109
4,372	Western Digital Corp		219,824
24,573	Xerox Corp		211,328
4,880	Xilinx Inc		186,270

			36,911,099

Utilities — 3.50%
11,977	AES Corp		150,551
2,446	AGL Resources Inc		102,610
2,225	Alliant Energy Corp		111,651
4,508	Ameren Corp		157,870
9,237	American Electric Power Co Inc		449,195
2,642	Aqua America Inc		83,065
1,742	Atmos Energy Corp		74,366
873	Black Hills Corp		38,447
8,141	CenterPoint Energy Inc		195,058
1,124	Cleco Corp		52,862
4,875	CMS Energy Corp		136,207
5,657	Consolidated Edison Inc		345,247

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Shares			Value

Utilities — (continued)
11,182	Dominion Resources Inc	$	650,569
3,231	DTE Energy Co		220,807
13,543	Duke Energy Corp		983,086
6,439	Edison International		324,010
3,484	Entergy Corp		220,328
16,595	Exelon Corp		572,196
7,925	FirstEnergy Corp		334,435
3,082	Great Plains Energy Inc		71,472
1,975	Hawaiian Electric Industries Inc		54,727
1,100	IDACORP Inc		53,097
1,440	Integrys Energy Group Inc		83,750
3,498	MDU Resources Group Inc		87,415
1,569	National Fuel Gas Co		96,258
8,124	NextEra Energy Inc		631,072
5,969	NiSource Inc		175,130
6,178	Northeast Utilities		268,496
5,984	NRG Energy Inc		158,516
4,250	NV Energy Inc		85,128
1,891	OGE Energy Corp		132,332
4,253	Pepco Holdings Inc		91,014
8,319	PG&E Corp		370,445
2,061	Pinnacle West Capital Corp		119,311
1,378	PNM Resources Inc		32,094
11,247	PPL Corp		352,144
9,765	Public Service Enterprise Group Inc		335,330
3,393	Questar Corp		82,552
2,423	SCANA Corp		123,961
4,265	Sempra Energy		340,944
16,797	Southern Co		788,115
3,765	TECO Energy Inc		67,092
2,134	UGI Corp		81,924
1,715	Vectren Corp		60,745
2,422	Westar Energy Inc		80,362
825	WGL Holdings Inc		36,383
4,389	Wisconsin Energy Corp		188,244
9,389	Xcel Energy Inc		278,853

			10,529,466

TOTAL COMMON STOCK — 98.45% (Cost $197,715,516)		$	296,425,366

Principal Amount

SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 1.52%
$4,576,000	Federal Home Loan Bank 0.00%, 04/01/2013		4,576,000

U.S. Treasury Bonds and Notes — 0.11%
347,000	U.S. Treasury Bills(d) 0.09%, 06/13/2013		346,934

Principal Amount			Value

Short Term Investments — (continued)
Reverse Repurchase Agreements — 1.14%
$812,861	Undivided interest of 0.93% in a reverse repurchase agreement (principal amount/value $87,318,979 with a maturity value of $87,320,919) with Citigroup Global Markets Inc, 0.20%, dated 3/28/13, to be repurchased at $812,861 on 4/1/13, collateralized by U.S. Treasury Securities and various U.S. Government Agency Securities, 0.00% - 6.00%, 3/31/13 - 3/15/53, with a value of $89,065,387.	$	812,861

812,861	Undivided interest of 0.93% in a reverse repurchase agreement (principal amount/value $87,318,979 with a maturity value of $87,321,113) with RBC Capital Markets Corp, 0.22%, dated 3/28/13, to be repurchased at $812,861 on 4/1/13, collateralized by various U.S. Government Agency Securities, 2.50% - 4.00%, 7/1/27 - 4/1/43, with a value of $89,065,361.		812,861

171,119	Undivided interest of 0.98% in a reverse repurchase agreement (principal amount/value $17,567,939 with a maturity value of $17,568,251) with BNP Paribas Securities Corp, 0.16%, dated 3/28/13, to be repurchased at $171,119 on 4/1/13, collateralized by a U.S. Treasury Security, 2.25%, 5/31/14, with a value of $17,919,299.		171,119

812,861	Undivided interest of 0.98% in a reverse repurchase agreement (principal amount/value $83,454,503 with a maturity value of $83,456,172) with HSBC Securities (USA) Inc, 0.18%, dated 3/28/13, to be repurchased at $812,861 on 4/1/13, collateralized by various U.S. Government Agency Securities, 0.00% - 8.13%, 1/30/14 - 7/15/36, with a value of $85,124,231.		812,861

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Principal Amount			Value

Short Term Investments— (continued)
$812,861	Undivided interest of 0.98% in a reverse repurchase agreement (principal amount/value $83,454,503 with a maturity value of $83,456,358) with Merrill Lynch, Pierce, Fenner & Smith, 0.20%, dated 3/28/13, to be repurchased at $812,861 on 4/1/13, collateralized by various U.S. Government Agency Securities, 0.00% - 6.50%, 4/25/13 - 1/1/47, with a value of $85,123,620.	$	812,861

			3,422,563

TOTAL SHORT TERM INVESTMENTS — 2.77% (Cost $8,345,497)		$	8,345,497

TOTAL INVESTMENTS — 101.22% (Cost $206,061,013)		$	304,770,863

OTHER ASSETS & LIABILITIES, NET — (1.22)%		$	(3,684,637)

TOTAL NET ASSETS — 100.00%		$	301,086,226

(a)	A portion or all of the security is on loan at March 28, 2013.
(b)	Non-income producing security.
(c)	All or a portion of the security position has been pledged as collateral to cover segregation requirements on open futures contracts.
(d)	All or a portion of the security has been segregated to cover initial margin requirements on open future contracts.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

At March 28, 2013, the Fund held the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Unrealized Appreciation

S&P 500 Emini Long Futures	64	USD	$5,000,640	June 2013	$61,989

S&P Mid 400® Emini Long Futures	4	USD	460,400	June 2013	10,385

				Net Appreciation	$72,374

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Notes to Schedule of Investments

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-four funds. Interests in the Great-West Stock Index Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s (S&P) 500 Composite Stock Price Index and the S&P MidCap 400 Index, weighted according to their pro rata share of the market. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Fund is determined as of the close of trading on each valuation date.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

  March 28, 2013

Class	Inputs

Equity Investments:
Domestic Common Stock	Exchange traded close or bid price.

Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Short Term Investments	Maturity date and credit quality.

Derivative Investments:
Futures Contracts	Exchange traded close price.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of March 28, 2013, the inputs used to value the Fund’s investments are detailed in the following table. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

	Level 1	Level 2	Level 3	Total
Assets
Equity Investments:(a)
Domestic Common Stock	$290,100,157	$—	$—	$290,100,157
Foreign Common Stock	6,325,209	—	—	6,325,209
Short Term Investments (a)	—	8,345,497	—	8,345,497
Derivative Investments:
Futures Contracts (b)	72,374	—	—	72,374

Total Investments	$296,497,740	$8,345,497	$0	$304,843,237

(a)	Further breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments.

(b)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

Risk Factors

Investing in the Fund may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Fund. These events may have adverse effects on the Fund such as a decline in the value and liquidity of many securities held by the Fund, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Fund’s ability to achieve its investment objective.

  March 28, 2013

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Fund to be subject to larger short-term declines in value.

The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Reverse Repurchase Agreements

The Fund may engage in reverse repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a reverse repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A reverse repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in reverse repurchase agreement transactions and/or hold reverse repurchase agreement positions as a form of security lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Financial Futures Contracts

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2009 through 2012. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

  March 28, 2013

Application of Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund adopted ASU No. 2011-11 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2011-11 did not have an impact on the Fund’s financial position or the results of its operations.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At March 28, 2013, the U.S. Federal income tax cost basis was $212,939,569. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $121,344,477 and gross depreciation of securities in which there was an excess of tax cost over value of $29,513,183 resulting in net appreciation of $91,831,294.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 67 futures contracts for the reporting period.

4. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of March 28, 2013 the Fund had securities on loan valued at $3,345,768 and received collateral of $3,422,563 for such loan which was invested in reverse repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The reverse repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

  March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Shares		Value

COMMON STOCK
Basic Materials — 3.94%
66,800	Cliffs Natural Resources Inc (a)	$	1,269,868
76,800	EI du Pont de Nemours & Co		3,775,488
254,683	International Paper Co		11,863,134
120,100	MeadWestvaco Corp		4,359,630
76,600	Newmont Mining Corp		3,208,774
149,800	Nucor Corp		6,913,270

			31,390,164

Communications — 10.63%
369,870	AT&T Inc		13,570,530
206,300	Cablevision Systems Corp Class A		3,086,248
117,671	CenturyLink Inc		4,133,782
308,400	Cisco Systems Inc		6,448,644
97,500	Comcast Corp Class A		4,095,975
436,400	Corning Inc		5,817,212
134,300	Harris Corp		6,223,462
122,700	McGraw-Hill Cos Inc		6,390,216
207,700	New York Times Co Class A (b)		2,035,460
450,900	Nokia OYJ Sponsored ADR (a)		1,478,952
158,711	Telefonica SA (c)		2,150,312
172,133	Time Warner Inc		9,918,304
157,186	Verizon Communications Inc		7,725,692
983,600	Vodafone Group PLC (c)		2,790,408
117,900	Walt Disney Co		6,696,720
134,202	WPP PLC (c)		2,142,653

			84,704,570

Consumer, Cyclical — 7.43%
104,700	Carnival Corp		3,591,210
299,100	Ford Motor Co		3,933,165
59,950	Genuine Parts Co		4,676,100
68,900	Hasbro Inc (a)		3,027,466
127,100	Johnson Controls Inc		4,457,397
166,300	Kohl’s Corp		7,671,419
114,000	Macy’s Inc		4,769,760
64,850	Madison Square Garden Co Class A (b)		3,735,360
197,600	Mattel Inc		8,652,904
390,500	Staples Inc (a)		5,244,415
7,700	Tiffany & Co (a)		535,458
227,600	United Continental Holdings Inc (b)		7,285,476
13,600	Whirlpool Corp		1,611,056

			59,191,186

Consumer, Non-cyclical — 10.77%
222,900	Archer-Daniels-Midland Co		7,518,417
290,300	Avon Products Inc		6,017,919
175,400	Bristol-Myers Squibb Co		7,224,726
179,100	Campbell Soup Co		8,123,976
97,800	Clorox Co		8,658,234
22,000	Hospira Inc (b)		722,260
138,600	Johnson & Johnson		11,300,058
53,000	McCormick & Co Inc		3,898,150
200,000	Merck & Co Inc		8,846,000

Shares		Value

Consumer, Non-cyclical — (continued)
90,400	PepsiCo Inc	$	7,151,544
367,488	Pfizer Inc		10,605,704
65,800	Quest Diagnostics Inc		3,714,410
131,800	Western Union Co		1,982,272

			85,763,670

Energy — 13.98%
95,100	Anadarko Petroleum Corp		8,316,495
149,500	Apache Corp		11,535,420
99,822	BP PLC Sponsored ADR		4,227,462
160,444	Chevron Corp		19,063,956
50,300	ConocoPhillips		3,023,030
158,300	CONSOL Energy Inc		5,326,795
82,200	Diamond Offshore Drilling Inc (a)		5,717,832
181,396	Exxon Mobil Corp		16,345,593
117,400	Hess Corp		8,407,014
139,200	Murphy Oil Corp		8,871,216
106,600	Petroleo Brasileiro SA ADR (a)		1,766,362
175,600	Royal Dutch Shell PLC ADR Class A		11,442,096
98,000	Schlumberger Ltd		7,339,220

			111,382,491

Financial — 19.80%
190,700	Allstate Corp		9,357,649
155,100	American Express Co		10,463,046
783,637	Bank of America Corp		9,544,699
167,500	Bank of New York Mellon Corp		4,688,325
85,300	Capital One Financial Corp		4,687,235
44,300	Chubb Corp		3,877,579
430,105	JPMorgan Chase & Co		20,412,783
189,200	Legg Mason Inc		6,082,780
137,127	Lincoln National Corp		4,471,711
60,900	Loews Corp		2,683,863
230,100	Marsh & McLennan Cos Inc		8,736,897
134,600	Northern Trust Corp		7,343,776
44,100	Och-Ziff Capital Management Group LLC Class A (a)		412,335
149,500	PNC Financial Services Group Inc		9,941,750
325,100	Regions Financial Corp		2,662,569
299,900	SLM Corp		6,141,952
100,300	Sun Life Financial Inc		2,737,187
227,800	SunTrust Banks Inc		6,562,918
366,100	US Bancorp		12,421,773
398,400	Wells Fargo & Co		14,736,816
197,213	Weyerhaeuser Co REIT		6,188,544
90,700	Willis Group Holdings PLC		3,581,743

			157,737,930

Industrial — 15.55%
98,600	3M Co		10,482,166
67,500	Agilent Technologies Inc		2,832,975
80,800	Boeing Co		6,936,680
65,904	Eaton Corp PLC		4,036,620
153,500	Emerson Electric Co		8,576,045
37,400	Energizer Holdings Inc		3,729,902

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Shares		Value

Industrial — (continued)
935,700	General Electric Co	$	21,633,384
124,600	Honeywell International Inc		9,388,610
150,500	Illinois Tool Works Inc		9,171,470
14,900	Ingersoll-Rand PLC Class A		819,649
18,700	Joy Global Inc		1,113,024
36,300	Lockheed Martin Corp		3,503,676
216,700	Masco Corp		4,388,175
120,400	Norfolk Southern Corp		9,280,432
134,500	Thermo Fisher Scientific Inc		10,287,905
94,600	United Parcel Service Inc Class B		8,126,140
93,100	USG Corp (a)(b)		2,461,564
105,800	Vulcan Materials Co		5,469,860
59,700	Xylem Inc		1,645,332

			123,883,609

Technology — 5.97%
124,800	Analog Devices Inc		5,801,952
8,700	Apple Inc		3,850,881
380,100	Applied Materials Inc		5,123,748
64,000	CA Inc		1,610,880
116,000	Computer Sciences Corp		5,710,680
493,500	Dell Inc		7,071,855
162,300	Hewlett-Packard Co		3,869,232
328,900	Microsoft Corp		9,409,829
142,800	Texas Instruments Inc		5,066,544

			47,515,601

Utilities — 5.79%
206,700	AES Corp		2,598,219
147,363	Duke Energy Corp		10,697,080
115,000	Entergy Corp		7,272,600
209,500	Exelon Corp		7,223,560
73,610	FirstEnergy Corp		3,106,342
294,600	NiSource Inc		8,643,564
74,500	TECO Energy Inc		1,327,590
178,100	Xcel Energy Inc		5,289,570

			46,158,525

TOTAL COMMON STOCK — 93.86% (Cost $590,068,217)		$	747,727,746

PREFERRED STOCK
Consumer, Cyclical — 0.53%
98,900	General Motors Co (a)		4,265,063

TOTAL PREFERRED STOCK — 0.53% (Cost $4,950,760)		$	4,265,063

Principal Amount		Value

SHORT TERM INVESTMENTS
U.S. Government Agency — 5.70%
	Federal Home Loan Bank
$12,360,000	0.00%, 04/01/2013	$	12,360,000
3,399,992	0.02%, 04/02/2013		3,399,992
29,618,877	Federal Home Loan Mortgage Corp 0.05%, 04/01/2013		29,618,877

			45,378,869

Reverse Repurchase Agreements — 3.09%
5,839,980	Undivided interest of 6.71% in a reverse repurchase agreement (principal amount/value $87,318,979 with a maturity value of $87,320,919) with Citigroup Global Markets Inc, 0.20%, dated 3/28/13, to be repurchased at $5,839,980 on 4/1/13, collateralized by U.S. Treasury Securities and various U.S. Government Agency Securities, 0.00% - 6.00%, 3/31/13 - 3/15/53, with a value of $89,065,387.		5,839,980

5,839,979	Undivided interest of 6.71% in a reverse repurchase agreement (principal amount/value $87,318,979 with a maturity value of $87,321,113) with RBC Capital Markets Corp, 0.22%, dated 3/28/13, to be repurchased at $5,839,979 on 4/1/13, collateralized by various U.S. Government Agency Securities, 2.50% - 4.00%, 7/1/27 - 4/1/43, with a value of $89,065,361.		5,839,979

1,229,397	Undivided interest of 7.02% in a reverse repurchase agreement (principal amount/value $17,567,939 with a maturity value of $17,568,251) with BNP Paribas Securities Corp, 0.16%, dated 3/28/13, to be repurchased at $1,229,397 on 4/1/13, collateralized by a U.S. Treasury Security, 2.25%, 5/31/14, with a value of $17,919,299.		1,229,397

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Principal Amount		Value

Short Term Investments — (continued)
$5,839,980	Undivided interest of 7.02% in a reverse repurchase agreement (principal amount/value $83,454,503 with a maturity value of $83,456,172) with HSBC Securities (USA) Inc, 0.18%, dated 3/28/13, to be repurchased at $5,839,980 on 4/1/13, collateralized by various U.S. Government Agency Securities, 0.00% - 8.13%, 1/30/14 - 7/15/36, with a value of $85,124,231.	$	5,839,980

5,839,980	Undivided interest of 7.02% in a reverse repurchase agreement (principal amount/value $83,454,503 with a maturity value of $83,456,358) with Merrill Lynch, Pierce, Fenner & Smith, 0.20%, dated 3/28/13, to be repurchased at $5,839,980 on 4/1/13, collateralized by various U.S. Government Agency Securities, 0.00% - 6.50%, 4/25/13 - 1/1/47, with a value of $85,123,620.		5,839,980

			24,589,316

TOTAL SHORT TERM INVESTMENTS — 8.79% (Cost $69,968,185)		$	69,968,185

TOTAL INVESTMENTS — 103.18% (Cost $664,987,162)		$	821,960,994

OTHER ASSETS & LIABILITIES, NET — (3.18)%		$	(25,365,373)

TOTAL NET ASSETS — 100.00%		$	796,595,621

(a)	A portion or all of the security is on loan at March 28, 2013.
(b)	Non-income producing security.
(c)	Foreign security is fair valued under procedures adopted by the Board of Directors.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND

Notes to Schedule of Investments

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-four funds. Interests in the Great-West T. Rowe Price Equity Income Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek substantial dividend income and also long-term capital appreciation. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Fund is determined as of the close of trading on each valuation date.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

  March 28, 2013

Class	Inputs

Equity Investments:
Domestic Common Stock	Exchange traded close or bid price.

Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Preferred Stock

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.

Short Term Investments	Maturity date and credit quality.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of March 28, 2013, the inputs used to value the Fund’s investments are detailed in the following table. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

	Level 1	Level 2	Level 3	Total
Assets
Equity Investments:(a)
Domestic Common Stock	$710,554,302	$—	$—	$710,554,302
Foreign Common Stock	30,090,071	7,083,373	—	37,173,444
Preferred Stock	—	4,265,063	—	4,265,063
Short Term Investments (a)	—	69,968,185	—	69,968,185

Total Investments	$740,644,373	$81,316,621	$0	$821,960,994

(a)	Further breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments.

Risk Factors

Investing in the Fund may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Fund. These events may have adverse effects on the Fund such as a decline in the value and liquidity of many securities held by the Fund, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Fund’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Fund to be subject to larger short-term declines in value.

  March 28, 2013

The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Foreign Currency Translations and Transactions

The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Reverse Repurchase Agreements

The Fund may engage in reverse repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a reverse repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A reverse repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in reverse repurchase agreement transactions and/or hold reverse repurchase agreement positions as a form of security lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

  March 28, 2013

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2009 through 2012. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Application of Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund adopted ASU No. 2011-11 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2011-11 did not have an impact on the Fund’s financial position or the results of its operations.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At March 28, 2013, the U.S. Federal income tax cost basis was $670,207,308. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $194,140,006 and gross depreciation of securities in which there was an excess of tax cost over value of $42,386,320 resulting in net appreciation of $151,753,686.

3. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of March 28, 2013 the Fund had securities on loan valued at $23,783,544 and received collateral of $24,589,316 for such loan which was invested in reverse repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The reverse repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

  March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Shares			Value

COMMON STOCK
Basic Materials — 2.77%
128,000	Agnico-Eagle Mines Ltd	$	5,253,120
88,900	Celanese Corp Class A		3,916,045
110,000	Franco-Nevada Corp		4,936,654
93,000	Rockwood Holdings Inc		6,085,920

			20,191,739

Communications — 9.14%
237,000	Amdocs Ltd		8,591,250
56,000	Aruba Networks Inc (a)(b)		1,385,440
77,000	Charter Communications Inc Class A (a)		8,021,860
37,000	Discovery Communications Inc Class C (a)		2,572,980
72,000	FactSet Research Systems Inc (b)		6,667,200
33,000	IPG Photonics Corp (b)		2,191,530
545,000	JDS Uniphase Corp (a)		7,286,650
161,000	Liberty Interactive Corp Class A (a)		3,442,180
12,000	LinkedIn Corp Class A (a)		2,112,720
129,000	Motorola Solutions Inc		8,259,870
22,000	Netflix Inc (a)		4,167,020
147,000	TIBCO Software Inc (a)		2,972,340
78,000	TripAdvisor Inc (a)		4,096,560
100,000	VeriSign Inc (a)		4,728,000

			66,495,600

Consumer, Cyclical — 13.37%
55,000	Alaska Air Group Inc (a)		3,517,800
18,000	AutoZone Inc (a)		7,141,860
263,000	CarMax Inc (a)		10,967,100
8,000	Chipotle Mexican Grill Inc (a)		2,606,960
93,000	Choice Hotels International Inc (b)		3,934,830
166,000	Dollar General Corp (a)		8,396,280
110,000	Dollar Tree Inc (a)		5,327,300
53,000	DSW Inc Class A		3,381,400
194,000	Fastenal Co		9,961,900
91,000	Harley-Davidson Inc		4,850,300
132,000	Kohl’s Corp		6,089,160
147,000	Marriott International Inc Class A		6,207,810
77,000	Norwegian Cruise Line Holdings Ltd (a)		2,283,050
64,000	O’Reilly Automotive Inc (a)		6,563,200
20,000	Panera Bread Co Class A (a)		3,304,800
9,000	Starbucks Corp		512,640
20,000	Tesla Motors Inc (a)(b)		757,800
93,000	Tim Hortons Inc		5,051,760
91,000	WABCO Holdings Inc (a)		6,423,690

			97,279,640

Consumer, Non-cyclical — 28.63%
56,000	Alexion Pharmaceuticals Inc (a)		5,159,840
185,000	Alkermes PLC (a)		4,386,350
83,000	Ariad Pharmaceuticals Inc (a)		1,501,470
269,000	Bruker Corp (a)		5,137,900
228,000	CareFusion Corp (a)		7,977,720
145,000	Catamaran Corp (a)		7,689,350

Shares			Value

Consumer, Non-cyclical — (continued)
44,000	Cooper Cos Inc	$	4,746,720
124,000	Covance Inc (a)		9,215,680
62,000	CR Bard Inc		6,248,360
36,000	Cubist Pharmaceuticals Inc (a)		1,685,520
177,000	Dean Foods Co (a)		3,209,010
277,000	DENTSPLY International Inc		11,750,340
37,000	Edwards Lifesciences Corp (a)		3,039,920
218,000	Elan Corp PLC Sponsored ADR (a)		2,572,400
105,000	Equifax Inc		6,046,950
30,000	Fresh Market Inc (a)		1,283,100
219,000	Gartner Inc Class A (a)		11,915,790
96,000	Global Payments Inc		4,767,360
91,000	Green Mountain Coffee Roasters Inc (a)(b)		5,165,160
73,000	Henry Schein Inc (a)		6,756,150
256,000	Hertz Global Holdings Inc (a)		5,698,560
72,000	IDEXX Laboratories Inc (a)		6,652,080
43,000	Illumina Inc (a)(b)		2,322,000
83,000	Incyte Corp Ltd (a)(b)		1,943,030
109,000	Laboratory Corp of America Holdings (a)		9,831,800
173,000	Manpower Inc		9,812,560
56,000	MEDNAX Inc (a)		5,019,280
36,000	Onyx Pharmaceuticals Inc (a)		3,198,960
24,000	Pharmacyclics Inc (a)		1,929,840
354,000	Quanta Services Inc (a)		10,117,320
26,000	Regeneron Pharmaceuticals Inc (a)		4,586,400
600	Teleflex Inc		50,706
106,000	Theravance Inc (a)(b)		2,503,720
73,000	TreeHouse Foods Inc (a)		4,755,950
87,000	Universal Health Services Inc Class B		5,556,690
55,000	Valeant Pharmaceuticals International Inc (a)		4,126,100
148,000	Vantiv Inc Class A (a)		3,513,520
106,000	Verisk Analytics Inc Class A (a)		6,532,780
54,000	Vertex Pharmaceuticals Inc (a)		2,968,920
45,000	WellCare Health Plans Inc (a)		2,608,200
34,400	WhiteWave Foods Co Class A (a)(b)		587,208
37,900	Whole Foods Market Inc		3,287,825
16,000	Zoetis Inc (a)		534,400

			208,392,939

Energy — 5.48%
127,000	EQT Corp		8,604,250
149,200	Halcon Resources Corp (a)		1,162,268
31,800	Halcon Resources Corp (a)		247,722
101,000	Laredo Petroleum Holdings Inc (a)(b)		1,847,290
36,000	Pioneer Natural Resources Co		4,473,000
118,000	Range Resources Corp		9,562,720
127,000	SM Energy Co		7,520,940
173,000	Southwestern Energy Co (a)		6,445,980

			39,864,170

Financial — 6.46%
109,000	BankUnited Inc		2,792,580
144,000	CBOE Holdings Inc		5,319,360

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Shares			Value

Financial — (continued)
209,000	Charles Schwab Corp	$	3,697,210
136,000	HCC Insurance Holdings Inc		5,716,080
25,000	IntercontinentalExchange Inc (a)		4,076,750
43,000	Jones Lang LaSalle Inc		4,274,630
236,000	Progressive Corp		5,963,720
297,000	TCF Financial Corp (b)		4,443,120
309,000	TD Ameritrade Holding Corp		6,371,580
110,000	Willis Group Holdings PLC		4,343,900

			46,998,930

Industrial — 16.10%
50,000	Acuity Brands Inc		3,467,500
148,000	Agilent Technologies Inc		6,211,560
292,000	AMETEK Inc		12,661,120
276,000	Babcock & Wilcox Co		7,841,160
39,000	Ball Corp		1,855,620
16,500	CH Robinson Worldwide Inc		981,090
55,000	Clean Harbors Inc (a)		3,194,950
79,000	Colfax Corp (a)		3,676,660
60,000	Gardner Denver Inc		4,506,600
15,000	Gentex Corp		300,150
164,000	IDEX Corp		8,760,880
73,000	JB Hunt Transport Services Inc		5,437,040
58,000	Kansas City Southern		6,432,200
448,000	McDermott International Inc (a)		4,923,520
8,000	Mettler-Toledo International Inc (a)		1,705,760
139,000	Pall Corp		9,503,430
57,000	Rexnord Corp (a)(b)		1,210,110
91,000	Roper Industries Inc		11,585,210
103,000	Sensata Technologies Holding NV (a)		3,385,610
371,000	Textron Inc		11,059,510
129,000	Trimble Navigation Ltd (a)		3,864,840
129,000	Waste Connections Inc		4,641,420

			117,205,940

Technology — 12.56%
191,000	Akamai Technologies Inc (a)		6,740,390
110,000	Altera Corp		3,901,700
671,000	Atmel Corp (a)		4,670,160
71,000	Avago Technologies Ltd		2,550,320
64,000	Concur Technologies Inc (a)(b)		4,394,240
73,000	Cree Inc (a)		3,993,830
16,184	Dropbox Inc Private Placement (a)(c)(d)		124,483
127,000	Fiserv Inc (a)		11,154,410
117,000	IHS Inc Class A (a)		12,252,240
69,000	Intersil Corp Class A		600,990
110,000	Microchip Technology Inc (b)		4,043,600
25,400	MICROS Systems Inc (a)		1,155,954
219,000	MSCI Inc Class A (a)		7,430,670
198,000	Nuance Communications Inc (a)(b)		3,995,640
136,000	Red Hat Inc (a)		6,876,160
64,000	SanDisk Corp (a)		3,520,000
93,000	ServiceNow Inc (a)(b)		3,366,600
2,300	Silicon Laboratories Inc (a)		95,128
34,000	Workday Inc Class A (a)(b)		2,095,420

Shares			Value

Technology — (continued)
25,452	Workday Inc Private Placement Class A (a)(c)(d)	$	1,490,177
182,000	Xilinx Inc		6,946,940

			91,399,052

Utilities — 1.48%
522,000	Calpine Corp (a)		10,753,200

TOTAL COMMON STOCK — 95.99% (Cost $520,753,957)		$	698,581,210

CONVERTIBLE PREFERRED STOCK
Consumer, Cyclical — 0.10%
221,560	Coupon.com Series B (a)(c)(d)		606,521
254,930	Living Social Series E (a)(c)(d)		147,859

			754,380

Technology — 0.13%
20,098	Dropbox Inc Series A (a)(c)(d)		154,589
98,726	Dropbox Inc Series A-1 (a)(c)(d)		759,374

			913,963

TOTAL CONVERTIBLE PREFERRED STOCK — 0.23% (Cost $3,732,967)		$	1,668,343

Principal Amount

SHORT TERM INVESTMENTS
Foreign Government Obligations — 3.71%
$27,000,000	International Bank for Reconstruction & Development 0.01%, 04/01/2013
			26,999,977

U.S. Government Agency Obligations — 0.58%
	Federal Home Loan Bank
2,000,000	0.02%, 04/02/2013		1,999,996
1,418,000	0.00%, 04/01/2013		1,418,000
850,000	Federal National Mortgage Association 0.07%, 04/02/2013		849,993

			4,267,989

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Principal Amount		Value

Short Term Investments — (continued)
Reverse Repurchase Agreements — 6.03%
$10,419,111	Undivided interest of 11.96% in a reverse repurchase agreement (principal amount/value $87,318,979 with a maturity value of $87,320,919) with Citigroup Global Markets Inc, 0.20%, dated 3/28/13, to be repurchased at $10,419,111 on 4/1/13, collateralized by U.S. Treasury Securities and various U.S. Government Agency Securities, 0.00% - 6.00%, 3/31/13 - 3/15/53, with a value of $89,065,387.	$10,419,111

10,419,113	Undivided interest of 11.96% in a reverse repurchase agreement (principal amount/value $87,318,979 with a maturity value of $87,321,113) with RBC Capital Markets Corp, 0.22%, dated 3/28/13, to be repurchased at $10,419,113 on 4/1/13, collateralized by various U.S. Government Agency Securities, 2.50% - 4.00%, 7/1/27 - 4/1/43, with a value of $89,065,361.	10,419,113

2,193,377	Undivided interest of 12.52% in a reverse repurchase agreement (principal amount/value $17,567,939 with a maturity value of $17,568,251) with BNP Paribas Securities Corp, 0.16%, dated 3/28/13, to be repurchased at $2,193,377 on 4/1/13, collateralized by a U.S. Treasury Security, 2.25%, 5/31/14, with a value of $17,919,299.	2,193,377

Principal Amount		Value

Short Term Investments— (continued)
$10,419,111	Undivided interest of 12.52% in a reverse repurchase agreement (principal amount/value $83,454,503 with a maturity value of $83,456,172) with HSBC Securities (USA) Inc, 0.18%, dated 3/28/13, to be repurchased at $10,419,111 on 4/1/13, collateralized by various U.S. Government Agency Securities, 0.00% - 8.13%, 1/30/14 - 7/15/36, with a value of $85,124,231.	$10,419,111

10,419,111	Undivided interest of 12.52% in a reverse repurchase agreement (principal amount/value $83,454,503 with a maturity value of $83,456,358) with Merrill Lynch, Pierce, Fenner & Smith, 0.20%, dated 3/28/13, to be repurchased at $10,419,111 on 4/1/13, collateralized by various U.S. Government Agency Securities, 0.00% - 6.50%, 4/25/13 - 1/1/47, with a value of $85,123,620.	10,419,111

		43,869,823

TOTAL SHORT TERM INVESTMENTS — 10.32% (Cost $75,137,789)		$75,137,789

TOTAL INVESTMENTS — 106.54% (Cost $599,624,713)		$775,387,342

OTHER ASSETS & LIABILITIES, NET — (6.54)%		$(47,620,321)

TOTAL NET ASSETS — 100.00%		$727,767,021

(a)	Non-income producing security.
(b)	A portion or all of the security is on loan at March 28, 2013.
(c)	Domestic security is fair valued under the procedures adopted by the Board of Directors.
(d)	Illiquid security; at March 28, 2013, the aggregate cost and fair value of illiquid securities was $4,218,513 and $3,283,003, respectively, representing 0.45% of net assets.
ADR	American Depositary Receipt

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND

Notes to Schedule of Investments

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-four funds. Interests in the Great-West T. Rowe Price Mid Cap Growth Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek long-term capital appreciation. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Fund is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs
Equity Investments:
Domestic Common Stock	Exchange traded close or bid price.

  March 28, 2013

Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Convertible Preferred Stock	Benchmark yields, reported trades, benchmark securities, operating matrix, company financials, reference data including market research publications and exchange prices.

Short Term Investments	Maturity date and credit quality.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of March 28, 2013, the inputs used to value the Fund’s investments are detailed in the following table.

	Level 1	Level 2	Level 3	Total
Assets
Equity Investments: (a)
Domestic Common Stock	$660,360,336	$1,490,177	$124,483	$661,974,996
Foreign Common Stock	36,606,214	—	—	36,606,214
Convertible Preferred Stock	—	—	1,668,343	1,668,343
Short Term Investments (a)	—	75,137,789	—	75,137,789

Total Investments	$696,966,550	$76,627,966	$1,792,826	$775,387,342

(a)	Further breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments.

Risk Factors

Investing in the Fund may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Fund. These events may have adverse effects on the Fund such as a decline in the value and liquidity of many securities held by the Fund, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Fund’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Fund to be subject to larger short-term declines in value.

The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of

  March 28, 2013

non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Illiquid Securities

The Fund may own certain investment securities that have been deemed illiquid because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term.

Reverse Repurchase Agreements

The Fund may engage in reverse repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a reverse repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A reverse repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in reverse repurchase agreement transactions and/or hold reverse repurchase agreement positions as a form of security lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Foreign Currency Translations and Transactions

The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

  March 28, 2013

Federal Income Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2009 through 2012. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Application of Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund adopted ASU No. 2011-11 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2011-11 did not have an impact on the Fund’s financial position or the results of its operations.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At March 28, 2013, the U.S. Federal income tax cost basis was $601,362,661. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $185,974,988 and gross depreciation of securities in which there was an excess of tax cost over value of $11,950,307 resulting in net appreciation of $174,024,681.

3. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of March 28, 2013 the Fund had securities on loan valued at $43,023,093 and received collateral of $43,869,823 for such loan which was invested in reverse repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The reverse repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

  March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST TEMPLETON GLOBAL BOND FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Principal Amount			Value

FOREIGN GOVERNMENT BONDS AND NOTES
$1,080,000	Australia Government Bond AUD, 6.50%, 05/15/2013	$	1,129,723
	Bank Negara Malaysia Monetary Notes (a)
435,000	MYR, 2.92%, 05/02/2013		140,089
2,500,000	MYR, 2.94%, 05/23/2013		803,730
	Brazil Notas do Tesouro Nacional Serie B
284,000	BRL, 6.00%, 05/15/2015		3,454,415
424	BRL, 6.00%, 08/15/2016		519,483
400	BRL, 6.00%, 08/15/2018		504,042
100,000	BRL, 6.00%, 05/15/2045		1,456,051
	Brazil Notas do Tesouro Nacional Serie F
920,000	BRL, 10.00%, 01/01/2014		4,725,752
140,000	BRL, 10.00%, 01/01/2017		722,144
	Canadian Government Bond
581,000	CAD, 2.50%, 09/01/2013		575,378
3,109,000	CAD, 1.00%, 02/01/2014		3,059,940
678,000	CAD, 2.00%, 03/01/2014		673,341
576,000	CAD, 2.25%, 08/01/2014		576,295
1,851,000	CAD, 1.00%, 11/01/2014		1,822,210
1,646,000	CAD, 2.00%, 12/01/2014		1,647,069
4,498,000	CAD, 1.00%, 02/01/2015		4,428,793
3,710,000	Export-Import Bank of Korea (b) SEK, 1.45%, 05/19/2014		569,200
	Financing of Infrastrucural Projects State Enterprise (b)
100,000	8.38%, 11/03/2017		101,375
200,000	7.40%, 04/20/2018		190,500
	Hungary Government Bond
22,100,000	HUF, 7.50%, 10/24/2013		94,471
53,900,000	HUF, 5.50%, 02/12/2014		228,564
161,190,000	HUF, 6.75%, 08/22/2014		697,350
24,500,000	HUF, 8.00%, 02/12/2015		109,145
41,280,000	HUF, 7.75%, 08/24/2015		184,874
39,000,000	HUF, 5.50%, 02/12/2016		166,492
34,500,000	HUF, 6.75%, 02/24/2017		152,416
164,530,000	HUF, 6.75%, 11/24/2017		729,316
34,200,000	HUF, 6.50%, 06/24/2019		148,981
15,560,000	HUF, 7.50%, 11/12/2020		71,324
22,200,000	HUF, 7.00%, 06/24/2022		97,605
	Hungary Government International Bond
40,000	EUR, 4.38%, 07/04/2017		49,577
1,370,000	4.13%, 02/19/2018		1,308,350
910,000	EUR, 5.75%, 06/11/2018		1,170,757
1,195,000	6.25%, 01/29/2020		1,220,394
1,100,000	EUR, 3.88%, 02/24/2020		1,254,272
1,310,000	6.38%, 03/29/2021		1,349,300
2,540,000	5.38%, 02/21/2023		2,390,775
710,000	Iceland Government International Bond (b) 5.88%, 05/11/2022		814,023
	Indonesia Treasury Bond
23,750,000,000	IDR, 10.75%, 05/15/2016		2,863,950
10,000,000,000	IDR, 11.50%, 09/15/2019		1,372,318
25,300,000,000	IDR, 11.00%, 11/15/2020		3,503,039
3,510,000,000	IDR, 12.90%, 06/15/2022		546,644
2,400,000,000	IDR, 12.00%, 09/15/2026		375,870

Principal Amount			Value

Foreign Government Bonds and Notes – (continued)
$42,000,000	Inter-American Development Bank MXP, 7.50%, 12/05/2024	$	3,974,740
	Ireland Government Bond
1,756,000	EUR, 5.50%, 10/18/2017		2,490,321
717,000	EUR, 4.50%, 10/18/2018		981,455
1,769,000	EUR, 4.40%, 06/18/2019		2,374,857
3,445,000	EUR, 5.90%, 10/18/2019		4,986,868
1,609,000	EUR, 4.50%, 04/18/2020		2,154,656
4,305,000	EUR, 5.00%, 10/18/2020		5,926,819
2,803,130	EUR, 5.40%, 03/13/2025		3,884,253
	Israel Government Bond - Fixed
3,872,000	ILS, 5.00%, 03/31/2013		1,064,482
9,442,000	ILS, 3.50%, 09/30/2013		2,664,043
9,100,000	Kommuninvest I Sverige AB SEK, 2.25%, 05/05/2014		1,411,036
	Korea Monetary Stabilization Bond
44,080,000	KRW, 3.83%, 04/02/2013		39,619
441,000,000	KRW, 3.38%, 05/09/2013		396,709
140,520,000	KRW, 3.76%, 06/02/2013		126,552
302,220,000	KRW, 3.28%, 06/09/2013		272,001
202,560,000	KRW, (0.11)%, 06/11/2013 (a)		182,101
5,232,220,000	KRW, 3.90%, 08/02/2013		4,723,889
421,310,000	KRW, 3.59%, 10/02/2013		380,660
211,550,000	KRW, 3.48%, 12/02/2013		191,340
290,870,000	KRW, 3.47%, 02/02/2014		263,454
427,490,000	KRW, 3.59%, 04/02/2014		388,275
506,810,000	KRW, 3.28%, 06/02/2014		459,500
222,300,000	KRW, 2.82%, 08/02/2014		200,577
886,200,000	KRW, 2.78%, 10/02/2014		799,673
555,700,000	KRW, 2.84%, 12/02/2014		502,169
227,880,000	KRW, 2.74%, 02/02/2015		205,721
	Korea Treasury Bond
12,188,630,000	KRW, 3.75%, 06/10/2013		10,979,905
12,932,270,000	KRW, 3.00%, 12/10/2013		11,661,121
155,590,000	KRW, 3.50%, 06/10/2014		141,459
183,000,000	KRW, 3.25%, 12/10/2014		166,543
4,211,000,000	KRW, 2.75%, 12/10/2015		3,814,246
	Lithuania Government International Bond
810,000	7.38%, 02/11/2020		1,018,575
730,000	6.13%, 03/09/2021 (b)		865,050
	Malaysia Government Bond
2,915,000	MYR, 3.70%, 05/15/2013		942,128
1,935,000	MYR, 3.21%, 05/31/2013		625,039
2,345,000	MYR, 3.46%, 07/31/2013		758,324
20,000	MYR, 8.00%, 10/30/2013		6,644
12,430,000	MYR, 5.09%, 04/30/2014		4,101,430
7,060,000	MYR, 3.43%, 08/15/2014		2,291,845
5,985,000	MYR, 3.74%, 02/27/2015		1,957,751
2,365,000	MYR, 3.84%, 08/12/2015		778,659
	Malaysia Treasury Bill (a)
30,000	MYR, 2.65%, 05/03/2013		9,663
100,000	MYR, 2.84%, 05/31/2013		32,134
50,000	MYR, 2.97%, 12/27/2013		15,793
	Mexican Bonos
21,940,000	MXP, 9.00%, 06/20/2013		1,794,835
52,430,000	MXP, 8.00%, 12/19/2013		4,360,501
9,087,000	MXP, 7.00%, 06/19/2014		760,776
61,930,000	MXP, 9.50%, 12/18/2014		5,455,748
6,959,000	MXP, 6.00%, 06/18/2015		583,948

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST TEMPLETON GLOBAL BOND FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Principal Amount			Value

Foreign Government Bonds and Notes – (continued)
$42,039,000	MXP, 8.00%, 12/17/2015	$	3,715,277
4,350,000	MXP, 6.25%, 06/16/2016		371,101
	Mexican Udibonos
395,400	MXP, 4.50%, 12/18/2014		167,714
1,045,000	MXP, 5.00%, 06/16/2016		469,481
1,048,000	MXP, 3.50%, 12/14/2017		465,834
721,000	MXP, 4.00%, 06/13/2019		338,915
567,000	MXP, 2.50%, 12/10/2020		249,158
	New South Wales Treasury Corp
5,540,000	AUD, 5.50%, 08/01/2013		5,814,952
1,450,000	AUD, 5.50%, 03/01/2017		1,632,746
9,220,000	Peru Government Bond
	PEN, 7.84%, 08/12/2020		4,485,049
	Philippine Government Bond
3,360,000	PHP, 6.25%, 01/27/2014		86,084
3,200,000	PHP, 7.00%, 01/27/2016		88,081
1,710,000	PHP, 9.13%, 09/04/2016		50,764
	Poland Government Bond
8,355,000	PLN, 5.25%, 04/25/2013		2,567,553
4,500,000	PLN, 2.79%, 07/25/2013 (a)		1,369,205
8,395,000	PLN, 5.00%, 10/24/2013		2,605,105
36,975,000	PLN, 3.05%, 01/25/2014 (a)		11,072,066
9,935,000	PLN, 5.75%, 04/25/2014		3,132,255
2,490,000	PLN, 3.05%, 07/25/2014 (a)		734,768
1,580,000	PLN, 5.50%, 04/25/2015		507,133
2,330,000	PLN, 6.25%, 10/24/2015		768,034
4,072,000	PLN, 3.98%, 01/25/2017 (c)		1,252,856
4,130,000	PLN, 3.98%, 01/25/2021 (c)		1,256,119
2,600,000	Poland Government International Bond 6.38%, 07/15/2019		3,194,230
	Queensland Treasury Corp
1,945,000	AUD, 6.00%, 08/14/2013		2,047,400
2,465,000	AUD, 6.00%, 08/21/2013		2,595,469
	Republic of Serbia (b)
410,000	5.25%, 11/21/2017		422,300
810,000	4.88%, 02/25/2020		800,685
900,000	7.25%, 09/28/2021		996,750
3,844,000	Russian Foreign Bond - Eurobond (d) 3.07%, 03/31/2030		4,761,755
	Singapore Government Bond
1,070,000	SGD, 1.63%, 04/01/2013		862,659
7,760,000	SGD, 0.25%, 02/01/2014		6,257,456
1,390,000	SGD, 3.63%, 07/01/2014		1,168,619
920,000	Slovenia Government International Bond (b) 5.50%, 10/26/2022		880,900
	Sweden Government Bond
34,460,000	SEK, 1.50%, 08/30/2013		5,303,410
19,260,000	SEK, 6.75%, 05/05/2014		3,140,404
	Ukraine Government International Bond (b)
100,000	7.65%, 06/11/2013		100,490
100,000	EUR, 4.95%, 10/13/2015		126,455
860,000	6.25%, 06/17/2016		841,854
855,000	6.58%, 11/21/2016		840,038
770,000	9.25%, 07/24/2017		833,602
1,480,000	7.75%, 09/23/2020		1,537,720
3,280,000	7.95%, 02/23/2021		3,414,480

Principal Amount			Value

Foreign Government Bonds and Notes – (continued)
$420,000	7.80%, 11/28/2022	$	425,250
510,000	Venezuela Government International Bond 10.75%, 09/19/2013		520,200
1,505,000	Vietnam Government International Bond (b) 6.75%, 01/29/2020		1,753,325

TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 75.05% (Cost $206,792,196)		$	228,192,925

MUNICIPAL BONDS AND NOTES
140,000	County of Bexar TX Series A
	5.25%, 08/15/2047		154,771

TOTAL MUNICIPAL BONDS AND NOTES — 0.05% (Cost $124,783)		$	154,771

SHORT TERM INVESTMENTS
Foreign Government Bonds and Notes — 6.38%
	Bank Negara Malaysia Monetary Notes
2,245,000	MYR, 2.90%, 10/10/2013		713,901
70,000	MYR, 2.90%, 10/22/2013		22,238
190,000	MYR, 2.95%, 05/28/2013		61,059
340,000	MYR, 2.94%, 05/14/2013		109,388
30,000	MYR, 2.96%, 10/31/2013		9,521
1,270,000	MYR, 2.95%, 06/04/2013		407,896
620,000	MYR, 2.95%, 11/19/2013		196,473
640,000	MYR, 2.96%, 06/27/2013		205,171
530,000	MYR, 2.96%, 07/04/2013		169,811
3,010,000	MYR, 2.97%, 12/12/2013		951,936
480,000	MYR, 2.96%, 07/18/2013		153,618
440,000	MYR, 2.96%, 07/11/2013		140,896
1,335,000	MYR, 2.96%, 07/25/2013		427,009
910,000	MYR, 1.67%, 08/06/2013		292,130
1,130,000	MYR, 2.96%, 08/15/2013		360,827
490,000	MYR, 2.89%, 08/27/2013		156,364
1,040,000	MYR, 2.96%, 09/05/2013		331,528
2,320,000	MYR, 2.97%, 09/17/2013		738,850
3,165,000	MYR, 2.97%, 09/26/2013		1,007,230
760,000	MYR, 2.96%, 06/11/2013		243,957
2,290,000	MYR, 2.81%, 06/18/2013		734,899
3,845,000	MYR, 2.96%, 06/20/2013		1,233,328
1,880,000	MYR, 3.02%, 01/09/2014		593,000
3,700,000	MYR, 2.96%, 01/16/2014		1,166,895
340,000	MYR, 2.90%, 02/06/2014		107,101
4,900,000	MYR, 2.90%, 02/18/2014		1,542,064
5,355,000	MYR, 2.90%, 02/20/2014		1,684,991
3,920,000	MYR, 2.90%, 02/25/2014		1,232,975
205,000	MYR, 2.96%, 10/08/2013		65,177
425,000	MYR, 2.90%, 03/13/2014		133,510
100,000	MYR, 3.00%, 03/20/2014		31,368
366,000	Canadian Treasury Bill CAD, 0.99%, 08/15/2013		358,924

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST TEMPLETON GLOBAL BOND FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Principal Amount			Value

Short Term Investments – (continued)
	Hungary Treasury Bills
$12,800,000	HUF, 4.32%, 05/29/2013	$	53,514
55,900,000	HUF, 4.64%, 09/18/2013		230,328
11,700,000	HUF, 4.54%, 07/24/2013		48,561
16,230,000	HUF, 4.76%, 01/08/2014		65,874
	Mexico Cetes
4,157,000	MXP, 4.10%, 09/19/2013		330,077
7,610,300	MXP, 4.10%, 01/09/2014		596,762
	Philippine Treasury Bill
690,000	PHP, 0.26%, 07/24/2013		16,894
10,920,000	PHP, 1.06%, 11/13/2013		265,797
9,860,000	PHP, 0.30%, 09/04/2013		241,295
500,000	PHP, 0.44%, 07/10/2013		12,236
1,390,000	PHP, 1.17%, 01/08/2014		33,750
1,850,000	PHP, 1.22%, 02/05/2014		44,860
6,580,000	PHP, 1.27%, 03/05/2014		159,329

Principal Amount			Value

Short Term Investments – (continued)
	Sweden Treasury Bill
$3,300,000	SEK, 0.97%, 06/19/2013	$	505,289
7,850,000	SEK, 0.93%, 09/18/2013		1,199,289

			19,387,890

U.S. Government Agency Bonds and Notes — 4.93%
15,000,000	Federal Home Loan Bank 0.00%, 04/01/2013		15,000,000

TOTAL SHORT TERM INVESTMENTS — 11.31% (Cost $34,499,989)		$	34,387,890

TOTAL INVESTMENTS — 86.41% (Cost $241,416,968)		$	262,735,586

OTHER ASSETS & LIABILITIES, NET — 13.59%		$	41,325,973

TOTAL NET ASSETS — 100.00%		$	304,061,559

(a)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(b)	Restricted security; at March 28, 2013, the aggregate cost and fair value of restricted securities was $14,208,493 and $15,513,997, respectively, representing 5.10% of net assets.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 28, 2013.
(d)

Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at March 28, 2013. Maturity date disclosed represents final maturity date.

At March 28, 2013, the Fund held the following forward foreign currency contracts:

Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)

MS	USD	360,281	JPY	28,500,000	November 2013	$ 56,838
BB	USD	180,259	EUR	138,468	November 2013	2,417
JPM	USD	2,250,331	EUR	1,760,286	November 2013	(10,780)
HSB	USD	630,229	JPY	55,989,000	November 2013	34,112
DB	USD	919,722	JPY	72,750,000	May 2013	146,650
CIT	USD	344,983	JPY	27,274,000	June 2013	55,092
DB	USD	5,903,111	EUR	4,725,700	June 2013	(157,630)
BB	USD	784,508	EUR	628,321	June 2013	(21,324)
JPM	USD	886,502	EUR	714,000	July 2013	(29,646)
BB	USD	646,126	EUR	525,000	July 2013	(27,431)
DB	USD	1,172,164	EUR	945,000	July 2013	(40,362)
BB	USD	1,004,120	JPY	90,170,000	July 2013	45,329
CIT	USD	219,404	EUR	169,019	July 2013	2,542
DB	MYR	120,000	USD	37,377	July 2013	1,210
HSB	MYR	1,300,000	USD	412,738	August 2013	4,843
DB	MYR	2,960,735	USD	948,208	October 2013	(432)
DB	USD	47,949	EUR	37,310	April 2014	(48)
GS	USD	753,632	EUR	563,000	February 2014	29,693
BB	USD	803,552	JPY	76,061,410	March 2014	(7,786)
MS	USD	625,933	EUR	479,000	March 2014	9,894
DB	USD	2,899,434	EUR	2,217,133	March 2014	48,014

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST TEMPLETON GLOBAL BOND FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)

MS	USD	397,638	JPY	38,040,000	March 2014	(8,100)
JPM	USD	512,448	JPY	46,600,000	March 2014	15,523
BB	USD	617,714	EUR	472,920	March 2014	9,499
CIT	USD	2,337,310	EUR	1,789,412	March 2014	35,943
UBS	USD	565,648	JPY	52,000,000	March 2014	11,131
DB	USD	602,830	JPY	56,915,000	March 2014	(4,274)
CIT	USD	1,487,866	JPY	141,415,000	March 2014	(20,479)
DB	USD	3,625,895	EUR	2,702,000	February 2014	151,880
GS	USD	1,820,748	JPY	168,946,270	February 2014	19,577
HSB	USD	1,095,404	EUR	810,000	February 2014	53,982
JPM	USD	3,293,454	JPY	305,483,000	February 2014	36,581
BB	USD	1,971,334	JPY	183,390,000	February 2014	15,852
UBS	USD	8,493,741	EUR	6,270,000	February 2014	432,850
JPM	MYR	70,000	USD	21,664	July 2013	838
JPM	MYR	1,295,000	USD	417,568	October 2013	(3,138)
DB	PHP	25,384,000	USD	611,416	April 2013	10,605
HSB	PHP	10,000,000	USD	238,447	September 2013	7,071
DB	PHP	13,202,000	USD	315,822	September 2013	8,296
HSB	MYR	1,758,089	USD	569,495	October 2013	(6,818)
DB	MYR	654,360	USD	210,000	November 2013	(825)
JPM	USD	61,920	EUR	48,000	September 2013	305
UBS	USD	310,534	EUR	240,017	September 2013	2,427
JPM	USD	181,218	JPY	14,034,000	September 2013	31,896
MS	USD	128,825	EUR	100,000	September 2013	440
BB	USD	1,227,413	EUR	947,679	September 2013	10,853
DB	USD	2,551,353	EUR	1,976,700	September 2013	13,784
HSB	USD	1,840,800	EUR	1,416,000	October 2013	22,527
JPM	USD	1,160,880	JPY	102,180,000	October 2013	73,396
DB	USD	4,177,874	EUR	3,212,989	October 2013	52,229
BB	USD	74,222	EUR	56,900	October 2013	1,150
UBS	USD	823,198	JPY	65,703,500	November 2013	123,624
JPM	MYR	2,220,463	USD	712,720	April 2013	4,840
JPM	MYR	4,135,000	USD	1,276,905	June 2013	54,608
JPM	PHP	6,299,000	USD	151,633	October 2013	3,031
MS	PLN	1,341,000	EUR	297,934	May 2013	15,120
DB	PLN	12,790,000	EUR	3,017,150	August 2013	(145,599)
UBS	SEK	9,747,000	EUR	1,088,515	June 2013	70,591
MS	SEK	556,700	EUR	63,526	December 2013	2,743
HSB	SGD	698,000	USD	560,622	August 2013	2,270
MS	SGD	2,113,440	USD	1,698,907	August 2013	5,344
JPM	SGD	542,000	USD	443,100	September 2013	(5,959)
JPM	PHP	13,852,000	USD	333,190	April 2013	6,248
HSB	PHP	51,205,000	USD	1,229,903	October 2013	27,332
MS	SEK	16,368,194	EUR	1,888,421	July 2013	48,820
DB	USD	2,715,152	EUR	2,114,070	November 2013	(292)
JPM	USD	475,135	EUR	364,000	December 2013	7,437
HSB	USD	324,198	EUR	246,482	December 2013	7,511
DB	USD	2,530,508	EUR	1,912,771	December 2013	72,724
HSB	USD	1,630,460	JPY	144,999,132	January 2014	85,092
DB	USD	2,451,512	JPY	216,473,441	January 2014	144,589
UBS	NOK	4,837,700	EUR	648,877	November 2013	(26,880)
HSB	PHP	14,143,000	USD	340,688	April 2013	5,883
DB	PHP	19,833,000	USD	474,865	October 2013	12,093
BB	SEK	617,000	EUR	68,540	June 2013	5,600
DB	SEK	10,665,890	EUR	1,169,012	June 2013	116,627
MS	SEK	1,917,400	EUR	210,310	June 2013	19,438
UBS	SEK	13,522,280	EUR	1,552,438	July 2013	48,245
UBS	SEK	13,000,000	EUR	1,534,014	August 2013	(17,971)
DB	SEK	14,090,000	EUR	1,640,413	October 2013	22,649

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST TEMPLETON GLOBAL BOND FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)

DB	SEK	50,522,868	EUR	5,783,494	December 2013	196,391
JPM	SGD	550,000	USD	440,324	April 2013	3,082
DB	SGD	821,100	USD	657,617	June 2013	4,413
HSB	SGD	656,000	USD	525,304	June 2013	3,610
JPM	SGD	2,636,600	USD	2,113,507	July 2013	12,606
DB	SGD	5,837,550	USD	4,704,088	August 2013	3,487
BB	SGD	2,236,051	USD	1,806,222	August 2013	(3,010)
DB	SGD	762,600	USD	610,960	September 2013	4,103
DB	SGD	285,500	USD	230,670	February 2014	(266)
HSB	SGD	589,000	USD	476,113	February 2014	(816)
HSB	SGD	1,876,300	USD	1,504,214	March 2014	10,087
BB	USD	902,873	EUR	688,905	April 2013	19,645
BB	USD	152,190	JPY	12,300,000	April 2013	21,505
UBS	USD	2,190,915	EUR	1,762,692	August 2013	(71,164)
JPM	USD	2,404,995	JPY	189,015,000	August 2013	394,616
GS	USD	693,986	EUR	560,000	August 2013	(24,650)
HSB	USD	882,231	EUR	713,000	August 2013	(32,652)
JPM	USD	1,930,199	EUR	1,550,435	August 2013	(59,491)
MS	USD	78,368	EUR	61,500	August 2013	(555)
UBS	USD	1,674,977	JPY	131,995,000	August 2013	271,111
HSB	USD	3,993,947	JPY	314,252,000	August 2013	651,632
BB	USD	2,777,306	EUR	2,169,718	August 2013	(7,041)
CIT	USD	174,854	EUR	140,049	August 2013	(4,859)
DB	USD	2,360,083	JPY	184,977,000	August 2013	392,753
HSB	USD	2,010,160	EUR	1,522,934	April 2013	57,784
JPM	USD	1,317,791	EUR	1,003,563	April 2013	31,244
CIT	USD	152,141	JPY	12,300,000	April 2013	21,457
DB	USD	2,792,387	EUR	2,113,953	April 2013	82,316
UBS	USD	550,649	EUR	420,000	April 2013	12,222
CIT	USD	2,055,731	JPY	163,191,000	May 2013	321,618
DB	USD	1,305,696	EUR	1,005,000	May 2013	17,024
BB	USD	1,412,871	EUR	1,105,041	May 2013	(4,178)
CIT	USD	739,465	EUR	565,207	May 2013	14,732
UBS	USD	687,667	JPY	54,379,000	May 2013	109,813
JPM	USD	544,173	EUR	424,212	May 2013	181
CIT	CLP	137,620,000	USD	260,521	May 2013	28,575
MS	CLP	594,930,000	USD	1,142,813	May 2013	108,847
DB	CLP	196,499,000	USD	372,192	June 2013	40,417
MS	CLP	301,410,000	USD	624,148	August 2013	3,259
DB	CLP	112,810,000	USD	233,079	September 2013	166
DB	CLP	834,130,000	USD	1,696,337	January 2014	4,851
JPM	CLP	60,820,000	USD	123,618	January 2014	360
MS	CLP	233,400,000	USD	474,246	January 2014	2,475
DB	CLP	1,095,330,000	USD	2,216,801	February 2014	10,520
CIT	CLP	205,770,000	USD	418,402	February 2014	16
JPM	CLP	356,400,000	USD	722,965	February 2014	1,422
BB	CLP	118,300,000	USD	239,862	February 2014	946
MS	CLP	516,460,000	USD	1,044,577	February 2014	5,688
MS	CLP	47,000,000	USD	94,949	March 2014	419
BB	CLP	309,000,000	USD	623,927	March 2014	3,441
DB	CLP	809,300,000	USD	1,635,234	March 2014	6,922
JPM	CLP	109,000,000	USD	220,425	March 2014	463
DB	CLP	119,850,000	USD	242,710	April 2014	(214)
JPM	HUF	198,959,000	EUR	639,865	September 2013	(12,526)
JPM	HUF	291,821,350	EUR	924,251	March 2014	(32,769)
DB	HUF	224,506,000	EUR	710,963	March 2014	(33,502)
DB	INR	132,040,000	USD	2,410,461	April 2013	(34)
JPM	USD	1,221,887	JPY	108,190,000	January 2014	68,933
UBS	USD	2,056,899	JPY	181,440,000	January 2014	123,246

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST TEMPLETON GLOBAL BOND FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)

CIT	USD	2,816,401	EUR	2,104,547	January 2014	110,990
DB	USD	5,893,026	EUR	4,383,018	January 2014	258,600
CIT	USD	163,096	JPY	14,230,000	January 2014	11,466
CIT	USD	2,109,749	JPY	194,880,000	February 2014	32,097
DB	USD	237,998	JPY	21,785,000	February 2014	5,704
HSB	USD	1,656,415	JPY	154,330,000	February 2014	11,042
JPM	USD	1,467,455	EUR	1,098,000	February 2014	55,613
BB	USD	2,187,431	EUR	1,619,000	February 2014	105,851
CIT	USD	922,190	EUR	681,000	February 2014	46,624
JPM	MYR	1,080,000	USD	348,285	January 2014	(4,120)
DB	MYR	728,500	USD	235,509	January 2014	(3,150)
HSB	INR	64,100,000	USD	1,190,064	May 2013	(23,689)
DB	INR	44,845,000	USD	812,245	June 2013	(1,434)
JPM	INR	8,994,000	USD	162,652	June 2013	(480)
HSB	INR	37,823,000	USD	688,101	June 2013	(4,499)
JPM	KRW	9,272,549,000	USD	8,403,615	February 2014	(191,330)
HSB	MXP	25,646,790	USD	1,952,256	March 2014	60,370
MS	USD	78,463	EUR	61,500	November 2013	(533)
JPM	USD	904,138	JPY	72,212,000	November 2013	135,274
DB	USD	862,998	JPY	69,943,000	November 2013	118,265
CIT	USD	3,333,459	JPY	267,955,958	November 2013	480,417
JPM	MYR	1,245,000	USD	395,426	February 2014	1,197
HSB	MYR	5,249,296	USD	1,655,668	February 2014	16,342
BB	NOK	15,438,500	EUR	2,051,601	April 2013	(12,643)
UBS	NOK	5,165,000	EUR	692,452	August 2013	(24,539)
BB	NOK	5,165,000	EUR	689,669	August 2013	(23,872)
JPM	INR	80,536,000	USD	1,461,335	April 2013	9,942
HSB	INR	42,468,000	USD	779,049	April 2013	(5,240)
JPM	INR	10,300,000	USD	191,724	May 2013	(4,273)
HSB	MYR	3,223,000	USD	1,033,581	November 2013	(3,392)
JPM	MYR	1,886,213	USD	607,868	December 2013	(5,662)
HSB	USD	511,807	JPY	46,600,000	March 2014	14,874
HSB	USD	220,545	EUR	169,000	March 2014	3,195
DB	USD	742,637	EUR	594,845	August 2013	(20,722)
CIT	USD	1,238,734	JPY	97,662,000	August 2013	200,059
BB	USD	1,964,197	JPY	154,714,000	August 2013	318,704
HSB	USD	167,242	EUR	130,000	September 2013	341

				Net Appreciation		$ 6,280,014

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST TEMPLETON GLOBAL BOND FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
EUR	Euro Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Sheqel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXP	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PEN	Peruvian Nuevos Soles
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

Counterparty Abbreviations:
BB	Barclays Bank PLC
CIT	Citigroup Global Markets
DB	Deutsche Bank
GS	Goldman Sachs
HSB	HSBC Bank USA, N.A.
JPM	JP Morgan Chase & Co.
MS	Morgan Stanley
UBS	UBS AG

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST TEMPLETON GLOBAL BOND FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Summary of Investments by Country as of March 28, 2013.

Country		Value	Percentage of Fund Investments

Australia	$	13,220,290	5.03%
Brazil		11,381,887	4.33
Canada		13,141,950	5.00
Hungary		11,822,240	4.50
Iceland		814,023	0.31
Indonesia		8,661,821	3.30
Ireland		22,799,229	8.68
Israel		3,728,525	1.42
Lithuania		1,883,625	0.72
Malaysia		27,688,340	10.54
Mexico		19,660,127	7.48
Peru		4,485,049	1.71
Philippines		999,090	0.38
Poland		28,459,324	10.83
Russia		4,761,755	1.81
Serbia		2,219,735	0.84
Singapore		8,288,734	3.15
Slovenia		880,900	0.34
South Korea		36,464,714	13.88
Sweden		11,559,428	4.40
Ukraine		8,411,764	3.20
United States		19,129,511	7.28
Venezuela		520,200	0.20
Vietnam		1,753,325	0.67

Total	$	262,735,586	100.00%

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST TEMPLETON GLOBAL BOND FUND

Notes to Schedule of Investments

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-four funds. Interests in the Great-West Templeton Global Bond Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek current income with capital appreciation and growth of income. The Fund is non-diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Fund is determined as of the close of trading on each valuation date.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Fixed income investments are valued using evaluated bid prices from approved pricing services, or in the event a price is not available from a pricing service, may be model priced or priced on the basis of quotations from brokers or dealers.

Foreign exchange rates are determined by utilizing the New York closing rates.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Fixed Income Investments:
Foreign Government Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.

  March 28, 2013

Municipal Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields and material event notices.

Short Term Investments	Maturity date and credit quality.

Derivative Investments:
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of March 28, 2013, 100% of the Fund’s investments are valued using Level 2 inputs. A breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments. The Fund recognizes transfers between the levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

Risk Factors

Investing in the Fund may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Fund. These events may have adverse effects on the Fund such as a decline in the value and liquidity of many securities held by the Fund, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Fund’s ability to achieve its investment objective.

The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities.

The Fund may hold bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may be less liquid than the market for higher grade bonds.

  March 28, 2013

Restricted Securities

The Fund may own certain investment securities which are restricted as to resale. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance.These securities are deemed illiquid unless it is otherwise determined that such securities are liquid pursuant to the Board-approved guidelines established in Great-West Funds’ Policy and Procedures regarding Liquidity.

Foreign Currency Translations and Transactions

The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Forward Foreign Currency Contracts

A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. Upon closing of such contract there is a gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection.

Interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2009 through 2012. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

  March 28, 2013

Application of Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund adopted ASU No. 2011-11 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2011-11 did not have an impact on the Fund’s financial position or the results of its operations.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At March 28, 2013, the U.S. Federal income tax cost basis was $241,416,968. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $24,299,278 and gross depreciation of securities in which there was an excess of tax cost over value of $2,980,660 resulting in net appreciation of $21,318,618.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund seeks to capture potential returns from changes in international exchange rates or seeks to reduce the risk of undesired currency exposure by entering into forward foreign currency contracts. The Fund uses forward foreign currency contracts when the manager believes it may be more cost or tax efficient to use derivative instruments or it provides more liquidity than investing directly in the underlying bond or currency market. The Fund held an average notional value of $219,443,390 on forward foreign currency contracts for the reporting period.

  March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Principal Amount			Value

ASSET-BACKED SECURITIES
$1,500,000	ACE Securities Corp Mortgage Loan Trust Series 2007-D1, Class A2 (a)(b) 6.34%, 02/25/2038	$	1,339,088
	Avis Budget Rental Car Funding AESOP LLC(a)
2,000,000	Series 2012-1A, Class A 2.05%, 08/20/2016		2,045,108
3,000,000	Series 2013-1A, Class A 1.92%, 09/20/2019		3,019,848
1,371,701	Citicorp Residential Mortgage Trust Series 2006-2, Class A6 (b) 5.67%, 09/25/2036		1,346,799
2,850,000	Cronos Containers Program Ltd Series 2012-2A, Class A Series 144A(a) 3.81%, 09/18/2027		2,950,140
152,794	Federal Home Loan Mortgage Corp Float Series T-34, Class A1V (c) 0.44%, 07/25/2031		157,483
2,700,000	HSBC Home Equity Loan Trust USA Float Series 2007-2, Class A3F(b)(c) 5.81%, 07/20/2036		2,830,829
573,103	Residential Funding Mortgage Securities II Home Loan Trust Guaranteed Series 2006-HI5, Class A3 5.50%, 08/25/2025		570,651
1,983,333	TAL Advantage V LLC Series 2013-1A, Class A 2.83%, 02/22/2038		1,989,676

TOTAL ASSET-BACKED SECURITIES — 4.02% (Cost $16,169,491)		$	16,249,622

BONDS AND NOTES
Consumer, Cyclical — 0.60%
2,502,826	JetBlue Airways 2004-2 G-1 Pass Through Trust (c) 0.66%, 02/15/2018		2,412,098

Financial — 4.57%
1,132,277	BGS CTL Pass Through Trust Series 2009 (a)(d) 6.36%, 06/15/2033		1,332,474
1,872,748	Caledonia Generating LLC (a) 1.95%, 02/28/2022		1,909,005
2,000,000	Ford Motor Credit Co LLC 2.38%, 01/16/2018		1,988,300
2,500,000	Goldman Sachs Group Inc 5.75%, 10/01/2016		2,850,865
2,000,000	Goodman Funding Pty Ltd (a) 6.38%, 04/15/2021		2,314,794
2,400,000	Kerry Group Financial Services Series 2003-B (a) 4.99%, 04/30/2013		2,407,920

Principal Amount			Value

Financial — (continued)
$2,500,000	Morgan Stanley 6.00%, 05/13/2014	$	2,634,993
1,500,000	Nomura Holdings Inc 5.00%, 03/04/2015		1,595,829
1,471,723	Santa Rosa Leasing LLC 1.47%, 11/03/2024		1,460,423

			18,494,603

Technology — 1.64%
	Hewlett-Packard Co
2,500,000	2.13%, 09/13/2015		2,534,582
1,000,000	3.30%, 12/09/2016		1,041,433
3,000,000	HP Enterprise Services LLC 6.00%, 08/01/2013		3,051,564

			6,627,579

Utilities — 0.81%
3,225,000	Dayton Power & Light Co 5.13%, 10/01/2013		3,295,995

TOTAL BONDS AND NOTES — 7.62% (Cost $30,471,631)		$	30,830,275

MORTGAGE-BACKED SECURITIES
411,617	Americold 2010 LLC Trust Series 2010-ARTA, Class A1 (a) 3.85%, 01/14/2029		440,593
3,500,000	FDIC Trust Series 2013-R1, Class A 1.15%, 03/25/2033		3,495,625
	Federal Home Loan Mortgage Corp
14,919	9.00%, 12/01/2014		15,171
27,115	9.50%, 06/01/2020		27,202
10,042	11.00%, 06/01/2020		10,226
48,796	11.00%, 07/01/2020		52,186
62,004	11.00%, 08/01/2020		66,338
251,219	5.50%, 04/01/2022		270,176
525,948	4.50%, 03/01/2024		560,029
1,948,673	4.50%, 04/01/2024		2,074,947
1,105,077	4.50%, 05/01/2024		1,176,685
935,914	4.50%, 12/01/2024		996,562
22,856	9.50%, 04/01/2025		27,094
1,000,526	4.00%, 03/01/2026		1,064,612
4,243,993	3.00%, 12/01/2026		4,454,766
2,595,031	3.00%, 12/01/2026		2,743,373
2,302,296	3.00%, 04/01/2027		2,416,637
4,567,138	2.50%, 08/01/2027		4,737,562
1,652,216	2.50%, 09/01/2027		1,713,869
1,500,000	2.50%, 03/01/2028		1,555,973
2,540,194	3.50%, 02/01/2032		2,702,297
144,996	7.50%, 03/01/2032		167,386
191,990	7.00%, 09/01/2032		218,472
677,762	5.50%, 05/01/2033		739,976
463,787	5.50%, 06/01/2033		506,360
515,017	5.50%, 08/01/2033		562,293

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Principal Amount			Value

Mortgage-Backed Securities – (continued)
$960,736	5.50%, 08/01/2033	$	1,059,434
258,557	5.50%, 01/01/2034		282,291
747,853	5.50%, 10/01/2034		811,689
781,592	5.00%, 08/01/2035		843,598
495,436	5.00%, 09/01/2035		547,281
1,436,003	5.00%, 09/01/2035		1,549,926
923,614	5.00%, 09/01/2035		996,887
354,110	5.50%, 09/01/2035		385,730
2,043,606	5.00%, 12/01/2035		2,205,732
150,666	5.00%, 01/01/2036		162,619
1,318,795	6.00%, 01/01/2036		1,456,337
1,084,108	6.00%, 03/01/2036		1,185,904
624,422	6.00%, 07/01/2036		696,375
862,426	6.00%, 11/01/2036		944,017
232,995	5.50%, 05/01/2038		252,344
158,810	6.00%, 05/01/2038		174,232
662,986	5.00%, 06/01/2038		713,096
1,379,693	4.00%, 08/01/2039		1,466,513
3,175,961	5.00%, 03/01/2040		3,508,313
1,230,668	4.50%, 04/01/2040		1,317,341
2,040,637	4.50%, 06/01/2040		2,241,746
2,728,461	4.50%, 07/01/2040		2,997,357
1,321,010	4.00%, 02/01/2041		1,404,138
1,066,915	3.50%, 02/01/2042		1,123,330
3,073,495	3.50%, 04/01/2042		3,243,698
2,289,386	3.50%, 05/01/2042		2,416,167
2,138,522	3.00%, 06/01/2042		2,197,751
3,535,002	3.50%, 06/01/2042		3,730,762
1,782,744	3.50%, 06/01/2042		1,881,468
2,263,474	3.50%, 06/01/2042		2,388,820
5,728,268	3.50%, 08/01/2042		6,064,282
1,801,084	3.50%, 09/01/2042		1,856,359
2,390,484	3.50%, 09/01/2042		2,522,863
2,025,091	3.00%, 11/01/2042		2,081,179
785,455	3.50%, 11/01/2042		828,951
750,000	3.00%, 04/01/2043		770,772
	Federal National Mortgage Association
12,370	6.50%, 07/01/2014		12,740
218,827	6.50%, 02/01/2017		232,453
74,144	6.50%, 02/01/2017		78,351
247,418	6.00%, 03/01/2017		261,256
56,529	5.50%, 01/01/2018		60,834
347,525	5.50%, 04/01/2018		373,637
513,885	5.50%, 04/01/2018		552,656
425,741	5.00%, 05/01/2018		457,106
475,998	5.00%, 05/01/2018		511,062
216,546	5.00%, 05/01/2018		232,443
101,063	5.00%, 06/01/2018		108,533
1,367,977	5.00%, 08/01/2018		1,469,709
273,604	5.00%, 08/01/2018		300,396
54,150	9.50%, 09/01/2020		58,930
17,074	8.50%, 08/01/2021		17,133
1,780,062	3.00%, 08/01/2022		1,885,085
4,908,981	2.50%, 02/01/2023		5,136,405
294,134	5.00%, 06/01/2023		317,467
12,098	8.50%, 08/01/2024		14,376
1,351,569	4.00%, 07/01/2025		1,446,529
1,239,239	4.00%, 09/01/2025		1,326,307
1,103,052	4.00%, 12/01/2025		1,180,552

Principal Amount			Value

Mortgage-Backed Securities – (continued)
$1,910,220	3.50%, 01/01/2026	$	2,025,701
1,165,231	3.50%, 03/01/2026		1,236,038
91,350	8.50%, 11/01/2026		99,640
2,274,947	3.00%, 12/01/2026		2,394,239
1,020,438	3.00%, 06/01/2027		1,078,731
1,454,450	2.50%, 09/01/2027		1,510,528
2,330,128	2.50%, 09/01/2027		2,400,308
2,796,268	3.00%, 09/01/2027		2,944,645
923,559	2.50%, 10/01/2027		951,375
2,980,470	2.50%, 02/01/2028		3,095,385
874,541	4.50%, 02/01/2030		943,475
128,663	7.00%, 02/01/2031		147,571
168,600	7.00%, 09/01/2031		196,158
502,166	6.50%, 12/01/2031		571,005
187,637	7.00%, 12/01/2031		214,996
90,118	7.00%, 12/01/2031		103,390
1,103,828	6.50%, 01/01/2032		1,251,821
116,925	6.50%, 01/01/2032		132,602
141,769	7.00%, 01/01/2032		162,035
274,132	6.50%, 02/01/2032		310,885
223,913	6.50%, 02/01/2032		256,866
1,065,930	3.50%, 04/01/2032		1,138,280
530,673	6.00%, 02/01/2033		574,024
574,756	6.00%, 03/01/2033		655,306
173,397	5.50%, 07/01/2033		190,919
701,653	5.50%, 07/01/2033		773,915
266,427	5.50%, 07/01/2033		293,350
428,420	5.00%, 09/01/2033		466,826
1,173,108	5.00%, 09/01/2033		1,278,272
436,079	5.00%, 09/01/2033		475,171
412,400	5.50%, 09/01/2033		454,074
273,670	5.00%, 11/01/2033		297,142
804,345	5.50%, 11/01/2033		902,668
360,761	5.50%, 12/01/2033		397,216
538,223	5.50%, 03/01/2034		593,789
213,269	5.50%, 04/01/2034		235,287
894,894	5.50%, 10/01/2034		987,283
340,398	5.50%, 10/01/2034		375,541
717,726	5.50%, 12/01/2034		791,824
705,488	5.50%, 01/01/2035		776,448
498,148	5.50%, 02/01/2035		549,577
712,509	5.50%, 02/01/2035		786,068
318,713	5.50%, 02/01/2035		350,920
552,015	5.50%, 02/01/2035		609,004
669,811	5.50%, 05/01/2035		734,776
108,204	5.00%, 08/01/2035		117,498
677,679	5.00%, 09/01/2035		738,430
760,936	5.50%, 10/01/2035		839,495
272,589	5.50%, 11/01/2035		299,028
1,313,117	6.00%, 12/01/2035		1,449,914
871,700	5.50%, 01/01/2036		956,246
825,818	6.00%, 01/01/2036		911,849
344,571	6.00%, 02/01/2036		378,314
246,888	5.50%, 03/01/2036		270,834
358,159	6.00%, 03/01/2036		395,471
904,423	5.50%, 04/01/2036		992,143
1,091,094	5.50%, 04/01/2036		1,196,919
1,106,474	5.50%, 05/01/2036		1,213,790
823,199	5.50%, 06/01/2036		898,925
276,819	6.00%, 12/01/2036		303,927

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Principal Amount			Value

Mortgage-Backed Securities – (continued)
$608,495	5.50%, 01/01/2037	$	667,513
524,419	6.00%, 05/01/2037		575,119
615,921	5.00%, 07/01/2037		671,136
1,171,074	5.50%, 06/01/2038		1,277,337
855,794	4.50%, 02/01/2039		918,277
2,045,090	4.00%, 03/01/2039		2,181,281
1,696,068	4.50%, 03/01/2039		1,827,637
2,275,781	4.50%, 04/01/2039		2,517,038
1,067,235	5.00%, 04/01/2039		1,178,149
1,786,004	4.50%, 05/01/2039		1,928,063
2,021,114	4.50%, 05/01/2039		2,201,303
581,676	5.00%, 05/01/2039		642,128
3,430,109	4.50%, 06/01/2039		3,793,736
1,056,507	4.50%, 06/01/2039		1,168,507
953,722	4.50%, 06/01/2039		1,053,992
4,824,741	4.50%, 08/01/2039		5,199,010
793,080	4.50%, 08/01/2039		877,155
757,479	5.50%, 08/01/2039		826,292
2,657,221	4.50%, 11/01/2039		2,863,350
2,663,157	5.00%, 11/01/2039		2,963,484
1,149,286	5.00%, 12/01/2039		1,278,892
584,384	4.50%, 03/01/2040		630,447
1,373,048	5.00%, 06/01/2040		1,518,877
537,798	4.50%, 09/01/2040		590,440
1,404,601	4.50%, 11/01/2040		1,515,315
1,723,503	5.00%, 01/01/2041		1,953,411
2,700,828	4.00%, 02/01/2041		2,926,685
1,192,105	4.50%, 02/01/2041		1,318,481
381,429	4.00%, 03/01/2041		406,849
826,627	4.50%, 03/01/2041		907,542
722,240	4.50%, 03/01/2041		792,936
1,834,927	4.50%, 04/01/2041		2,009,379
1,661,526	4.50%, 06/01/2041		1,824,166
1,604,907	4.00%, 09/01/2041		1,739,118
1,605,228	4.50%, 09/01/2041		1,762,357
1,853,183	4.50%, 10/01/2041		2,034,583
768,894	4.00%, 12/01/2041		820,338
2,351,498	4.00%, 12/01/2041		2,508,828
2,625,036	4.00%, 12/01/2041		2,862,602
1,616,027	3.50%, 06/01/2042		1,713,595
965,298	3.50%, 07/01/2042		1,023,578
737,761	3.00%, 09/01/2042		761,984
1,930,460	3.50%, 09/01/2042		2,039,772
2,918,776	3.00%, 10/01/2042		3,012,899
2,027,698	3.50%, 10/01/2042		2,142,516
1,713,646	3.50%, 10/01/2042		1,810,681
2,603,543	3.50%, 10/01/2042		2,750,968
1,940,097	3.50%, 10/01/2042		2,049,955
1,942,414	3.50%, 10/01/2042		2,052,403
2,181,329	3.00%, 11/01/2042		2,251,671
2,702,957	3.50%, 11/01/2042		2,856,012
4,874,800	3.50%, 11/01/2042		5,150,836
3,946,355	3.00%, 12/01/2042		4,073,614
2,989,180	3.00%, 02/01/2043		3,085,923
1,993,394	3.50%, 02/01/2043		2,106,270
	Government National Mortgage Association
98	7.50%, 10/15/2013		98
8,265	9.00%, 07/15/2018		8,302
4,090	9.50%, 05/20/2022		4,109

Principal Amount			Value

Mortgage-Backed Securities – (continued)
$9,619	8.00%, 11/20/2023	$	11,086
1,481,876	3.50%, 11/20/2026		1,583,445
1,631,210	3.50%, 01/15/2027		1,742,428
7,278	7.50%, 10/20/2028		9,127
4,788	7.50%, 12/20/2028		5,522
2,090,036	5.00%, 06/15/2033		2,294,207
639,280	5.00%, 10/20/2033		705,227
1,193,897	6.00%, 12/20/2033		1,356,156
573,229	5.00%, 02/20/2034		632,363
572,398	5.50%, 11/20/2034		634,964
304,341	5.50%, 02/20/2035		337,606
428,777	5.50%, 04/20/2035		476,626
527,358	5.00%, 12/20/2035		581,758
332,822	5.50%, 05/20/2039		365,179
2,721,002	4.50%, 08/15/2039		2,975,331
9,360,591	4.00%, 05/20/2040		10,163,334
4,782,667	4.00%, 12/15/2040		5,259,407
3,490,211	4.00%, 01/15/2041		3,825,281
4,287,219	4.50%, 02/20/2041		4,778,507
3,698,749	4.00%, 03/20/2041		4,030,971
1,271,403	4.00%, 05/20/2041		1,385,601
7,162,621	4.00%, 07/20/2041		7,805,969
2,568,602	4.00%, 08/15/2041		2,801,883
1,750,000	JP Morgan Chase Commercial Mortgage Securities Trust Series 2011-C4, Class A2 (a) 3.34%, 07/15/2046		1,871,457
500,000	JPMorgan Chase Commercial Mortgage Securities Corp Adjusted Series 2005-LDP5, Class AM (c) 5.24%, 12/15/2044		553,343
267,694	Sequoia Mortgage Trust Series 2011-1 , Class A1 4.13%, 02/25/2041		269,352
	Vendee Mortgage Trust
998,527	Series 1993-3, Class 1 5.66%, 09/15/2023(c)		1,123,655
2,046,655	Series 1996-3, Class 1Z 6.75%, 09/15/2026		2,384,993
1,869,969	Series 2011-2, Class V 3.75%, 02/15/2028		2,060,253
1,360,762	Series 2003-1, Class G 5.75%, 03/15/2030		1,400,400
1,048,815	Series 2002-1, Class 1A 6.00%, 10/15/2031		1,211,709
3,464,590	Series 2008-1, Class GD 5.25%, 01/15/2032		3,999,086

TOTAL MORTGAGE-BACKED SECURITIES — 80.85% (Cost $315,995,020)		$	327,080,694

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Principal Amount			Value

U.S. GOVERNMENT AGENCY BONDS AND NOTES
$1,300,000	Federal Home Loan Bank 5.00%, 11/17/2017	$	1,546,533

TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 0.38% (Cost $1,431,438)		$	1,546,533

U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
2,000,000	0.38%, 11/15/2014		2,004,766
500,000	0.25%, 02/15/2015		499,981
500,000	0.88%, 12/31/2016		506,758
2,500,000	0.63%, 09/30/2017		2,495,118
2,000,000	1.38%, 09/30/2018		2,053,750
2,000,000	1.25%, 04/30/2019		2,026,876
1,000,000	1.00%, 08/31/2019		993,125
500,000	3.38%, 11/15/2019 (e)		572,344
700,000	2.63%, 08/15/2020		764,586
2,800,000	2.13%, 08/15/2021		2,926,000
2,000,000	6.88%, 08/15/2025		3,031,562
400,000	5.38%, 02/15/2031		556,438
2,400,000	4.50%, 02/15/2036		3,048,374
1,085,000	3.50%, 02/15/2039		1,179,768
2,400,000	3.75%, 08/15/2041		2,714,251

TOTAL U.S. TREASURY BONDS AND NOTES — 6.27% (Cost $25,118,403)		$	25,373,697

SHORT TERM INVESTMENTS
Reverse Repurchase Agreements — 2.34%
8,865,000	Reverse repurchase agreement (principal amount/value $8,865,000 with a maturity value of $8,865,158) with Merrill Lynch, Pierce, Fenner & Smith, 0.16%, dated 3/28/13, to be repurchased at $8,865,158 on 4/1/13, collateralized by a U.S. Treasury Security, 0.88%, 1/31/17, with a value of $9,042,300.		8,865,000

140,422	Undivided interest of 0.16% in a reverse repurchase agreement (principal amount/value $87,318,979 with a maturity value of $87,320,919) with Citigroup Global Markets Inc, 0.20%, dated 3/28/13, to be repurchased at $140,422 on 4/1/13, collateralized by U.S. Treasury Securities and various U.S. Government Agency Securities, 0.00% - 6.00%, 3/31/13 - 3/15/53, with a value of $89,065,387.		140,422

Principal Amount			Value

$140,423	Undivided interest of 0.16% in a reverse repurchase agreement (principal amount/value $87,318,979 with a maturity value of $87,321,113) with RBC Capital Markets Corp, 0.22%, dated 3/28/13, to be repurchased at $140,423 on 4/1/13, collateralized by various U.S. Government Agency Securities, 2.50% - 4.00%, 7/1/27 - 4/1/43, with a value of $89,065,361.	$	140,423

29,561	Undivided interest of 0.17% in a reverse repurchase agreement (principal amount/value $17,567,939 with a maturity value of $17,568,251) with BNP Paribas Securities Corp, 0.16%, dated 3/28/13, to be repurchased at $29,561 on 4/1/13, collateralized by a U.S. Treasury Security, 2.25%, 5/31/14, with a value of $17,919,299.		29,561

140,422	Undivided interest of 0.17% in a reverse repurchase agreement (principal amount/value $83,454,503 with a maturity value of $83,456,172) with HSBC Securities (USA) Inc, 0.18%, dated 3/28/13, to be repurchased at $140,422 on 4/1/13, collateralized by various U.S. Government Agency Securities, 0.00% - 8.13%, 1/30/14 - 7/15/36, with a value of $85,124,231.		140,422

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Principal Amount			Value

Short Term Investments – (continued)
$140,422	Undivided interest of 0.17% in a reverse repurchase agreement (principal amount/value $83,454,503 with a maturity value of $83,456,358) with Merrill Lynch, Pierce, Fenner & Smith, 0.20%, dated 3/28/13, to be repurchased at $140,422 on 4/1/13, collateralized by various U.S. Government Agency Securities, 0.00% - 6.50%, 4/25/13 - 1/1/47, with a value of $85,123,620.	$	140,422

TOTAL SHORT TERM INVESTMENTS — 2.34% (Cost $9,456,250)		$	9,456,250

TOTAL INVESTMENTS — 101.48% (Cost $398,642,233)		$	410,537,071

OTHER ASSETS & LIABILITIES, NET — (1.48)%		$	(6,006,106)

TOTAL NET ASSETS — 100.00%		$	404,530,965

(a)	Restricted security; at March 28, 2013, the aggregate cost and fair value of restricted securities was $19,371,167 and $19,630,427, respectively, representing 4.85% of net assets.
(b)

Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at March 28, 2013. Maturity date disclosed represents final maturity date.

(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 28, 2013.
(d)	Illiquid security; at March 28, 2013, the aggregate cost and fair value of illiquid securities was $1,132,277 and $1,332,474, respectively, representing 0.33% of net assets.
(e)	A portion or all of the security is on loan at March 28, 2013.

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND

Notes to Schedule of Investments

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-four funds. Interests in the Great-West U.S. Government Mortgage Securities Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek the highest level of return consistent with preservation of capital and substantial credit protection. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Fund is determined as of the close of trading on each valuation date.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Fixed income investments are valued using evaluated bid prices from approved pricing services, or in the event a price is not available from a pricing service, may be model priced or priced on the basis of quotations from brokers or dealers.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Fixed Income Investments:
Asset Backed Securities

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.

  March 28, 2013

Domestic Bonds and Notes, U.S.Government Agency Bonds and Notes, U.S.Treasury Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Foreign Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.

Mortgage-Backed Securities

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.

Short Term Investments	Maturity date and credit quality.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of March 28, 2013, 100% of the Fund’s investments are valued using Level 2 inputs. A breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments. The Fund recognizes transfers as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

Risk Factors

Investing in the Fund may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Fund. These events may have adverse effects on the Fund such as a decline in the value and liquidity of many securities held by the Fund, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Fund’s ability to achieve its investment objective.

Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

  March 28, 2013

The Fund may hold bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may be less liquid than the market for higher grade bonds.

Restricted and Illiquid Securities

The Fund may own certain investment securities which are restricted as to resale. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. These securities are deemed illiquid unless it is otherwise determined that such securities are liquid pursuant to the Board-approved guidelines established in Great-West Funds’ Policy and Procedures regarding Liquidity.

The Fund may own certain investment securities that have been deemed illiquid because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term.

Reverse Repurchase Agreements

The Fund may engage in reverse repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a reverse repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A reverse repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in repurchase agreement transactions and/or hold repurchase agreement positions as a form of security lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid quarterly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection.

Interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2009 through 2012. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

  March 28, 2013

Application of Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund adopted ASU No. 2011-11 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2011-11 did not have an impact on the Fund’s financial position or the results of its operations.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At March 28, 2013, the U.S. Federal income tax cost basis was $398,642,233. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $13,049,834 and gross depreciation of securities in which there was an excess of tax cost over value of $1,154,996 resulting in net appreciation of $11,894,838.

3. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. As of March 28, 2013 the Fund had securities on loan valued at $578,590 and received collateral of $9,456,250 for such loan which was invested in reverse repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The reverse repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

  March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST CONSERVATIVE PROFILE I FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
353,377	Great-West Federated Bond Fund Initial Class(a)	$3,851,808
255,273	Great-West Putnam High Yield Bond Fund Initial Class(a)	2,200,455
227,538	Great-West Short Duration Bond Fund Initial Class(a)	2,384,597
389,353	Great-West Templeton Global Bond Fund Initial Class(a)	3,850,707
419,679	Great-West U.S. Government Mortgage Securities Fund Initial Class(a)	5,136,867

TOTAL BOND MUTUAL FUNDS — 47.49% (Cost $17,086,349)		$17,424,434

EQUITY MUTUAL FUNDS
94,736	Great-West American Century Growth Fund Initial Class(a)	1,103,676
169,605	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	2,084,444
120,029	Great-West Janus Large Cap Growth Fund Initial Class(a)	1,100,670
73,992	Great-West MFS International Growth Fund Initial Class(a)	858,303

Shares		Value

Equity Mutual Funds — (continued)
178,244	Great-West MFS International Value Fund Initial Class(a)	$1,709,360
144,795	Great-West Putnam Equity Income Fund Initial Class(a)	1,834,547
100,932	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	1,835,962
25,120	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	493,356

TOTAL EQUITY MUTUAL FUNDS — 30.04% (Cost $9,298,879)		$11,020,318

Account Balance

FIXED INTEREST CONTRACT
8,251,292(b)	Great-West Life & Annuity Contract(a) 1.50% (c)	8,251,292

TOTAL FIXED INTEREST CONTRACT — 22.49% (Cost $8,251,292)		$8,251,292

TOTAL INVESTMENTS — 100.02% (Cost $34,636,520)		$36,696,044

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(7,019)

TOTAL NET ASSETS — 100.00%		$36,689,025

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 28, 2013.

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST MODERATELY CONSERVATIVE PROFILE I FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
478,527	Great-West Federated Bond Fund Initial Class(a)	$	5,215,941
336,164	Great-West Putnam High Yield Bond Fund Initial Class(a)		2,897,735
527,380	Great-West Templeton Global Bond Fund Initial Class(a)		5,215,793
473,489	Great-West U.S. Government Mortgage Securities Fund Initial Class(a)		5,795,504

TOTAL BOND MUTUAL FUNDS — 33.00% (Cost $18,779,022)		$	19,124,973

EQUITY MUTUAL FUNDS
248,823	Great-West American Century Growth Fund Initial Class(a)		2,898,787
299,244	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)		3,677,704
74,051	Great-West Invesco Small Cap Value Fund Initial Class(a)		869,359
316,036	Great-West Janus Large Cap Growth Fund Initial Class(a)		2,898,054
34,678	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)		869,366
183,361	Great-West MFS International Growth Fund Initial Class(a)		2,126,987

Shares		Value

Equity Mutual Funds — (continued)
442,989	Great-West MFS International Value Fund Initial Class(a)	$	4,248,261
297,342	Great-West Putnam Equity Income Fund Initial Class(a)		3,767,325
207,118	Great-West T. Rowe Price Equity Income Fund Initial Class(a)		3,767,474
49,042	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)		963,194

TOTAL EQUITY MUTUAL FUNDS — 45.02% (Cost $22,187,190)		$	26,086,511

Account Balance

FIXED INTEREST CONTRACT
12,750,039(b)	Great-West Life & Annuity Contract(a) 1.50% (c)		12,750,039

TOTAL FIXED INTEREST CONTRACT — 22.00% (Cost $12,750,039)		$	12,750,039

TOTAL INVESTMENTS — 100.02% (Cost $53,716,251)		$	57,961,523

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$	(11,046)

TOTAL NET ASSETS — 100.00%		$	57,950,477

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 28, 2013.

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST MODERATE PROFILE I FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
1,007,721	Great-West Federated Bond Fund Initial Class(a)	$	10,984,155
545,921	Great-West Putnam High Yield Bond Fund Initial Class(a)		4,705,839
1,108,853	Great-West Templeton Global Bond Fund Initial Class(a)		10,966,559
897,702	Great-West U.S. Government Mortgage Securities Fund Initial Class(a)		10,987,876

TOTAL BOND MUTUAL FUNDS — 23.98% (Cost $36,850,437)		$	37,644,429

EQUITY MUTUAL FUNDS
811,454	Great-West American Century Growth Fund Initial Class(a)		9,453,443
833,323	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)		10,241,538
200,576	Great-West Invesco Small Cap Value Fund Initial Class(a)		2,354,768
1,026,625	Great-West Janus Large Cap Growth Fund Initial Class(a)		9,414,151
93,936	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)		2,354,978
720,001	Great-West MFS International Growth Fund Initial Class(a)		8,352,015

Shares		Value

Equity Mutual Funds — (continued)
1,743,893	Great-West MFS International Value Fund Initial Class(a)	$	16,723,935
991,222	Great-West Putnam Equity Income Fund Initial Class(a)		12,558,776
209,742	Great-West Small Cap Growth Fund Initial Class(a)		4,717,090
692,096	Great-West T. Rowe Price Equity Income Fund Initial Class(a)		12,589,225
281,014	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)		5,519,108

TOTAL EQUITY MUTUAL FUNDS — 60.05% (Cost $77,619,836)		$	94,279,027

Account Balance

FIXED INTEREST CONTRACT
25,095,817(b)	Great-West Life & Annuity Contract(a) 1.50% (c)		25,095,817

TOTAL FIXED INTEREST CONTRACT — 15.99% (Cost $25,095,817)		$	25,095,817

TOTAL INVESTMENTS — 100.02% (Cost $139,566,090)		$	157,019,273

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$	(29,949)

TOTAL NET ASSETS — 100.00%			$156,989,324

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 28, 2013.

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST MODERATELY AGGRESSIVE PROFILE I FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
665,535	Great-West Federated Bond Fund Initial Class(a)	$	7,254,336
504,648	Great-West Putnam High Yield Bond Fund Initial Class(a)		4,350,061
731,491	Great-West Templeton Global Bond Fund Initial Class(a)		7,234,447
592,985	Great-West U.S. Government Mortgage Securities Fund Initial Class(a)		7,258,134

TOTAL BOND MUTUAL FUNDS — 17.98% (Cost $25,432,508)		$	26,096,978

EQUITY MUTUAL FUNDS
813,547	Great-West American Century Growth Fund Initial Class(a)		9,477,820
1,500,393	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)		18,439,828
308,748	Great-West Invesco Small Cap Value Fund Initial Class(a)		3,624,697
1,027,548	Great-West Janus Large Cap Growth Fund Initial Class(a)		9,422,614
144,807	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)		3,630,325
787,227	Great-West MFS International Growth Fund Initial Class(a)		9,131,833

Shares		Value

Equity Mutual Funds — (continued)
1,912,675	Great-West MFS International Value Fund Initial Class(a)	$	18,342,558
973,817	Great-West Putnam Equity Income Fund Initial Class(a)		12,338,261
194,085	Great-West Small Cap Growth Fund Initial Class(a)		4,364,968
680,572	Great-West T. Rowe Price Equity Income Fund Initial Class(a)		12,379,610
247,728	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)		4,865,387

TOTAL EQUITY MUTUAL FUNDS — 73.05% (Cost $85,028,397)		$	106,017,901

Account Balance
FIXED INTEREST CONTRACT
13,044,560(b)	Great-West Life & Annuity Contract(a) 1.50% (c)		13,044,560

TOTAL FIXED INTEREST CONTRACT — 8.99% (Cost $13,044,560)		$	13,044,560

TOTAL INVESTMENTS — 100.02% (Cost $123,505,465)		$	145,159,439

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$	(27,639)

TOTAL NET ASSETS — 100.00%		$	145,131,800

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 28, 2013.

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST AGGRESSIVE PROFILE I FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Shares		Value

EQUITY MUTUAL FUNDS
532,467	Great-West American Century Growth Fund Initial Class(a)	$	6,203,236
1,088,381	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)		13,376,200
247,627	Great-West Invesco Small Cap Value Fund Initial Class(a)		2,907,145
673,174	Great-West Janus Large Cap Growth Fund Initial Class(a)		6,173,009
115,981	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)		2,907,650
561,121	Great-West MFS International Growth Fund Initial Class(a)		6,509,007
1,360,317	Great-West MFS International Value Fund Initial Class(a)		13,045,443

Shares		Value

Equity Mutual Funds — (continued)
573,684	Great-West Putnam Equity Income Fund Initial Class(a)	$	7,268,576
161,842	Great-West Small Cap Growth Fund Initial Class(a)		3,639,816
400,455	Great-West T. Rowe Price Equity Income Fund Initial Class(a)		7,284,276
173,575	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)		3,409,004

TOTAL EQUITY MUTUAL FUNDS — 100.02% (Cost $59,591,372)		$	72,723,362

TOTAL INVESTMENTS — 100.02% (Cost $59,591,372)		$	72,723,362

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$	(13,812)

TOTAL NET ASSETS — 100.00%		$	72,709,550

(a)	Issuer is considered an affiliate of the Fund.

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

Notes to Schedule of Investments

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-four funds. Interests in the Great-West Conservative Profile I Fund, Great-West Moderately Conservative Profile I Fund, Great-West Moderate Profile I Fund, Great-West Moderately Aggressive Profile I Fund and Great-West Aggressive Profile I Fund (each a Fund, collectively the Funds) are included herein and are represented by separate classes of beneficial interest of Great-West Funds. The investment objective of each Fund is to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize fixed income investments for the Great-West Conservative Profile I Fund; to seek capital appreciation primarily through investments in underlying funds of Great-West Funds that emphasize fixed income investments, and to a lesser degree, in those that emphasize equity investments for the Great-West Moderately Conservative Profile I Fund; to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds with a relatively equal emphasis on equity and fixed income investments for the Great-West Moderate Profile I Fund; to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize equity investments, and to a lesser degree, in those that emphasize fixed income investments for the Great-West Moderately Aggressive Profile I Fund and to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize equity investments for the Great-West Aggressive Profile I Fund. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, and to college savings programs.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Funds.

Security Valuation

Investments in shares of the underlying mutual funds are valued at their net asset value as reported by the underlying mutual fund.

Investments in the Great-West Life & Annuity Contract (GWL&A Contract) are valued at the amount of net deposits, determined on a daily basis. The investment in the GWL&A Contract is a guaranteed account invested in the general account of Great-West Life & Annuity Insurance Company (GWL&A).

The Funds classify valuations into three levels based upon the transparency of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. A Statement of Cash Flows is included for the Funds considered to have a substantial percentage of investments not classified as a Level 1 or Level 2.

 March 28, 2013

As of March 28, 2013, the inputs used to value each Fund’s investments are detailed in the following table. The Funds recognize transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

Great-West Conservative Profile I Fund	Level 1	Level 2	Level 3	Total

Assets
Bond Mutual Funds	$17,424,434	$—	$—	$17,424,434
Equity Mutual Funds	11,020,318	—	—	11,020,318
Fixed Interest Contract	—	—	8,251,292	8,251,292

Total Investments	$28,444,752	$0	$8,251,292	$36,696,044

Great-West Moderately Conservative Profile I Fund	Level 1	Level 2	Level 3	Total

Assets
Bond Mutual Funds	$19,124,973	$—	$—	$19,124,973
Equity Mutual Funds	26,086,511	—	—	26,086,511
Fixed Interest Contract	—	—	12,750,039	12,750,039

Total Investments	$45,211,484	$0	$12,750,039	$57,961,523

Great-West Moderate Profile I Fund	Level 1	Level 2	Level 3	Total

Assets
Bond Mutual Funds	$37,644,429	$—	$—	$37,644,429
Equity Mutual Funds	94,279,027	—	—	94,279,027
Fixed Interest Contract	—	—	25,095,817	25,095,817

Total Investments	$131,923,456	$0	$25,095,817	$157,019,273

Great-West Moderately Aggressive Profile I Fund	Level 1	Level 2	Level 3	Total

Assets
Bond Mutual Funds	$26,096,978	$—	$—	$26,096,978
Equity Mutual Funds	106,017,901	—	—	106,017,901
Fixed Interest Contract	—	—	13,044,560	13,044,560

Total Investments	$132,114,879	$0	$13,044,560	$145,159,439

Great-West Aggressive Profile I Fund	Level 1	Level 2	Level 3	Total

Assets
Equity Mutual Funds	$72,723,362	$—	$—	$72,723,362

Total Investments	$72,723,362	$0	$0	$72,723,362

 March 28, 2013

The following is a reconciliation of change in Level 3 assets during the period ended March 28, 2013:

	Great-West Conservative Profile I	Great-West Moderately Conservative Profile I	Great-West Moderate Profile I	Great-West Moderately Aggressive Profile I
	Fund	Fund	Fund	Fund
Beginning Balance, January 1, 2013	$7,784,993	$12,009,347	$23,638,279	$11,976,176
Total realized gains (loss)	–	–	–	–
Total unrealized gain (loss) relating to investments not held at reporting date	–	–	–	–
Total unrealized gain (loss) relating to investments still held at reporting date	–	–	–	–
Total interest	29,067	44,794	88,023	45,336
Purchases	523,818	883,907	1,566,456	1,164,042
Sales	(86,586)	(188,009)	(196,941)	(140,994)
Transfers into Level 3	–	–	–	–
Transfers out of Level 3	–	–	–	–

Ending Balance, March 28, 2013	$8,251,292	$12,750,039	$25,095,817	$13,044,560

Level 3 securities include investments in the GWL&A Contract, the fair value of which has been determined with the use of an internal model. The internal model incorporates, among other observable inputs, the financial strength and credit risk of GWL&A and its ability to meet ongoing obligations to its policyholders (i.e., a credit risk input). The Funds consider the credit risk input to be a significant unobservable input. As of March 28, 2013, the credit risk input was negligible. If there were a significant decrease in GWL&A’s credit risk, it may result in a lower fair value measurement.

Risk Factors

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Investments in each Fund are subject to risks related to its allocation strategy. The success of each Fund will be impacted by the results of the underlying funds.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the underlying funds. These events may have adverse effects on the Funds such as a decline in the value and liquidity of many securities held by the Funds, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Fund’s ability to achieve its investment objective.

Investing in underlying funds that primarily invest in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the underlying funds to be subject to larger short-term declines in value.

The Fund’s underlying funds may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Funds to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Each Fund may invest in underlying funds that primarily invest in bonds. Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

The underlying funds of the Funds may be invested in bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

 March 28, 2013

Dividends

Dividends from net investment income of the Funds are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Funds, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date.

Interest on the GWL&A Contract is accrued daily.

Federal Income Taxes

Each Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and each Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

Each Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Funds’ U.S. Federal tax returns remain open for the fiscal years ended 2009 through 2012. The statute of limitations on the Funds’ Colorado tax returns remain open for an additional year.

Transactions with Affiliates

The Funds each may invest in a fixed interest contract issued by GWL&A. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of the investments in certain of the Funds and GWL&A being an affiliated entity the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.

On March 5, 2003, the U.S. Securities and Exchange Commission (SEC) issued exemptive relief (the Exemptive Order) to GWL&A, the Adviser and Great-West Funds permitting the affiliated applicants to purchase the GWL&A Contract. Some of the terms and conditions under which the Exemptive Order was issued are set forth below. Any deviation from these terms and conditions would require the affiliated applicants to seek permission from the SEC to implement any such deviation. There were no deviations from the terms and conditions of the Exemptive Order as of the period ended March 28, 2013.

The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.5%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds with no more than 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A or other comparable companies.

The Great-West Funds Board of Directors must annually consider whether allocation by the Funds to the GWL&A Contract is in the best interest of the shareholders as compared to allocating such amounts to another available short duration/short term bond fund.

Each of the Funds may also invest in various funds affiliated with the Adviser & GWL&A. The following tables are a summary of the transactions for each underlying investment during the period ended March 28, 2013, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.

 March 28, 2013

Great-West Conservative Profile I Fund
Affiliate	Shares Held/Account Balance 3/28/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 3/28/2013

Great-West American Century Growth Fund Initial Class	94,736	$1,049,789	$25,883	$50,228	$5,514	$—	$1,103,676
Great-West Federated Bond Fund Initial Class	353,377	3,631,295	267,287	27,380	2,782	12,874	3,851,808
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	169,605	1,980,018	47,519	131,252	53,641	—	2,084,444
Great-West Janus Large Cap Growth Fund Initial Class	120,029	1,055,587	54,775	63,263	(13,391)	—	1,100,670
Great-West Life & Annuity Contract	8,251,292	7,784,993	523,818	86,586	—	29,067	8,251,292
Great-West MFS International Growth Fund Initial Class	73,992	818,838	37,328	20,035	4,494	—	858,303
Great-West MFS International Value Fund Initial Class	178,244	1,622,274	66,925	88,152	23,000	—	1,709,360
Great-West Putnam Equity Income Fund Initial Class	144,795	1,743,595	42,545	124,705	27,004	—	1,834,547
Great-West Putnam High Yield Bond Fund Initial Class	255,273	2,078,303	93,537	34,358	2,859	—	2,200,455
Great-West Short Duration Bond Fund Initial Class	227,538	2,249,219	152,038	19,554	1,465	11,187	2,384,597
Great-West T. Rowe Price Equity Income Fund Initial Class	100,932	1,742,963	30,815	105,893	26,422	—	1,835,962
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	25,120	469,976	9,815	33,465	7,200	—	493,356
Great-West Templeton Global Bond Fund Initial Class	389,353	3,640,915	188,211	28,854	2,301	—	3,850,707
Great-West U.S. Government Mortgage Securities Fund Initial Class	419,679	4,846,996	356,607	35,135	(431)	23,633	5,136,867

					$142,860	$76,761	$36,696,044

  March 28, 2013

Great-West Moderately Conservative Profile I Fund
Affiliate	Shares Held/Account Balance 3/28/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 3/28/2013

Great-West American Century Growth Fund Initial Class	248,823	$2,731,505	$84,531	$122,442	$14,663	$—	$2,898,787
Great-West Federated Bond Fund Initial Class	478,527	4,923,144	407,987	87,822	4,786	17,403	5,215,941
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	299,244	3,463,844	128,322	245,436	96,541	—	3,677,704
Great-West Invesco Small Cap Value Fund Initial Class	74,051	825,819	41,602	73,338	14,184	—	869,359
Great-West Janus Large Cap Growth Fund Initial Class	316,036	2,741,472	142,536	117,140	(26,420)	—	2,898,054
Great-West Life & Annuity Contract	12,750,039	12,009,347	883,907	188,009	—	44,794	12,750,039
Great-West Loomis Sayles Small Cap Value Fund Initial Class	34,678	826,097	30,814	56,993	25,105	—	869,366
Great-West MFS International Growth Fund Initial Class	183,361	2,017,442	108,376	55,974	8,843	—	2,126,987
Great-West MFS International Value Fund Initial Class	442,989	4,005,376	146,515	177,053	51,995	—	4,248,261
Great-West Putnam Equity Income Fund Initial Class	297,342	3,549,542	105,477	243,015	54,731	—	3,767,325
Great-West Putnam High Yield Bond Fund Initial Class	336,164	2,726,979	143,914	54,569	4,708	—	2,897,735
Great-West T. Rowe Price Equity Income Fund Initial Class	207,118	3,543,151	84,284	193,828	64,402	—	3,767,474
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	49,042	908,788	20,907	55,896	16,368	—	963,194
Great-West Templeton Global Bond Fund Initial Class	527,380	4,932,997	294,905	77,195	6,163	—	5,215,793
Great-West U.S. Government Mortgage Securities Fund Initial Class	473,489	5,469,488	466,722	105,856	(1,160)	26,623	5,795,504

					$334,909	$88,820	$57,961,523

  March 28, 2013

Great-West Moderate Profile I Fund
Affiliate	Shares Held/Account Balance 3/28/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 3/28/2013

Great-West American Century Growth Fund Initial Class	811,454	$8,879,081	$72,356	$189,019	$20,497	$—	$9,453,443
Great-West Federated Bond Fund Initial Class	1,007,721	10,359,905	775,259	96,928	6,175	36,788	10,984,155
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	833,323	9,624,266	43,012	316,881	289,817	—	10,241,538
Great-West Invesco Small Cap Value Fund Initial Class	200,576	2,239,865	18,467	102,370	41,639	—	2,354,768
Great-West Janus Large Cap Growth Fund Initial Class	1,026,625	8,916,597	302,354	164,404	(22,108)	—	9,414,151
Great-West Life & Annuity Contract	25,095,817	23,638,279	1,566,456	196,941	—	88,023	25,095,817
Great-West Loomis Sayles Small Cap Value Fund Initial Class	93,936	2,245,090	6,286	98,764	52,874	—	2,354,978
Great-West MFS International Growth Fund Initial Class	720,001	7,965,438	168,843	26,316	11,923	—	8,352,015
Great-West MFS International Value Fund Initial Class	1,743,893	15,793,561	90,752	206,593	229,446	—	16,723,935
Great-West Putnam Equity Income Fund Initial Class	991,222	11,842,355	37,275	561,172	122,522	—	12,558,776
Great-West Putnam High Yield Bond Fund Initial Class	545,921	4,438,314	169,535	39,464	2,222	—	4,705,839
Great-West Small Cap Growth Fund Initial Class	209,742	4,492,713	29,671	203,547	95,215	—	4,717,090
Great-West T. Rowe Price Equity Income Fund Initial Class	692,096	11,824,632	13,275	430,035	142,771	—	12,589,225
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	281,014	5,194,896	5,414	160,980	123,304	—	5,519,108
Great-West Templeton Global Bond Fund Initial Class	1,108,853	10,419,169	502,367	95,359	9,997	—	10,966,559
Great-West U.S. Government Mortgage Securities Fund Initial Class	897,702	10,362,204	797,941	104,885	(1,019)	50,650	10,987,876

					$1,125,275	$175,461	$157,019,273

  March 28, 2013

Great-West Moderately Aggressive Profile I Fund
Affiliate	Shares Held/Account Balance 3/28/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 3/28/2013

Great-West American Century Growth Fund Initial Class	813,547	$8,685,839	$168,580	$71,549	$8,125	$—	$9,477,820
Great-West Federated Bond Fund Initial Class	665,535	6,681,606	690,469	81,602	4,970	24,297	7,254,336
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	1,500,393	16,947,342	193,645	377,401	425,158	—	18,439,828
Great-West Invesco Small Cap Value Fund Initial Class	308,748	3,387,719	67,934	113,970	84,203	—	3,624,697
Great-West Janus Large Cap Growth Fund Initial Class	1,027,548	8,702,591	457,949	90,558	(19,376)	—	9,422,614
Great-West Life & Annuity Contract	13,044,560	11,976,176	1,164,042	140,994	—	45,336	13,044,560
Great-West Loomis Sayles Small Cap Value Fund Initial Class	144,808	3,401,432	40,057	92,026	109,055	—	3,630,325
Great-West MFS International Growth Fund Initial Class	787,227	8,579,749	331,191	34,751	21,355	—	9,131,833
Great-West MFS International Value Fund Initial Class	1,912,675	16,928,939	386,525	168,447	187,026	—	18,342,558
Great-West Putnam Equity Income Fund Initial Class	973,817	11,356,746	91,625	351,993	78,948	—	12,338,261
Great-West Putnam High Yield Bond Fund Initial Class	504,648	4,010,192	258,449	40,824	5,398	—	4,350,061
Great-West Small Cap Growth Fund Initial Class	194,085	4,080,739	64,167	136,379	95,972	—	4,364,968
Great-West T. Rowe Price Equity Income Fund Initial Class	680,572	11,336,021	107,549	165,461	182,470	—	12,379,610
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	247,728	4,482,029	18,801	84,244	76,770	—	4,865,387
Great-West Templeton Global Bond Fund Initial Class	731,491	6,726,558	490,683	67,741	12,365	—	7,234,447
Great-West U.S. Government Mortgage Securities Fund Initial Class	592,985	6,685,365	702,734	86,071	(622)	33,452	7,258,134

					$1,271,817	$103,085	$145,159,439

  March 28, 2013

Great-West Aggressive Profile I Fund
Affiliate	Shares Held 3/28/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 3/28/2013

Great-West American Century Growth Fund Initial Class	532,467	$5,616,844	$191,295	$54,832	$5,936	$—	$6,203,236
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	1,088,381	12,110,114	153,270	171,644	221,317	—	13,376,200
Great-West Invesco Small Cap Value Fund Initial Class	247,627	2,649,734	52,476	50,336	34,082	—	2,907,145
Great-West Janus Large Cap Growth Fund Initial Class	673,174	5,616,563	394,219	61,382	(9,040)	—	6,173,009
Great-West Loomis Sayles Small Cap Value Fund Initial Class	115,981	2,649,663	40,067	48,948	40,997	—	2,907,650
Great-West MFS International Growth Fund Initial Class	561,121	5,948,908	400,336	24,512	9,608	—	6,509,007
Great-West MFS International Value Fund Initial Class	1,360,317	11,794,741	561,409	184,724	101,853	—	13,045,443
Great-West Putnam Equity Income Fund Initial Class	573,684	6,584,623	73,098	129,981	28,410	—	7,268,576
Great-West Small Cap Growth Fund Initial Class	161,842	3,318,247	58,894	57,779	51,789	—	3,639,816
Great-West T. Rowe Price Equity Income Fund Initial Class	400,455	6,581,072	92,743	85,179	53,368	—	7,284,276
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	173,575	3,088,934	42,965	52,512	34,609	—	3,409,004

					$572,929	$—	$72,723,362

  March 28, 2013

2. UNREALIZED APPRECIATION (DEPRECIATION)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 28, 2013 were as follows:

	Cost For Income Tax Purposes	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation

Great-West Conservative Profile I Fund	$34,460,143	$2,461,572	$(225,671)	$2,235,901
Great-West Moderately Conservative Profile I Fund	53,500,580	4,961,413	(500,470)	4,460,943
Great-West Moderate Profile I Fund	139,423,981	19,048,907	(1,453,615)	17,595,292
Great-West Moderately Aggressive Profile I Fund	123,891,053	22,822,000	(1,553,614)	21,268,386
Great-West Aggressive Profile I Fund	60,161,422	13,521,060	(959,120)	12,561,940

  March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST CONSERVATIVE PROFILE II FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Shares			Value

BOND MUTUAL FUNDS
3,570,196	Great-West Federated Bond Fund Initial Class(a)	$	38,915,135
2,579,704	Great-West Putnam High Yield Bond Fund Initial Class(a)		22,237,053
2,298,678	Great-West Short Duration Bond Fund Initial Class(a)		24,090,142
3,932,910	Great-West Templeton Global Bond Fund Initial Class(a)		38,896,485
4,239,178	Great-West U.S. Government Mortgage Securities Fund Initial Class(a)		51,887,537

TOTAL BOND MUTUAL FUNDS — 47.50% (Cost $172,711,777)		$	176,026,352

EQUITY MUTUAL FUNDS
954,484	Great-West American Century Growth Fund Initial Class(a)		11,119,731
1,707,034	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)		20,979,445
1,212,616	Great-West Janus Large Cap Growth Fund Initial Class(a)		11,119,690
747,698	Great-West MFS International Growth Fund Initial Class(a)		8,673,298

Shares			Value

Equity Mutual Funds — (continued)
1,801,124	Great-West MFS International Value Fund Initial Class(a)	$	17,272,781
1,462,670	Great-West Putnam Equity Income Fund Initial Class(a)		18,532,031
1,018,843	Great-West T. Rowe Price Equity Income Fund Initial Class(a)		18,532,756
252,899	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)		4,966,938

TOTAL EQUITY MUTUAL FUNDS — 30.01% (Cost $94,995,439)		$	111,196,670

Account Balance

FIXED INTEREST CONTRACT
83,389,072(b)	Great-West Life & Annuity Contract(a) 1.50% (c)		83,389,072

TOTAL FIXED INTEREST CONTRACT — 22.50% (Cost $83,389,072)		$	83,389,072

TOTAL INVESTMENTS — 100.01% (Cost $351,096,288)		$	370,612,094

OTHER ASSETS & LIABILITIES, NET — (0.01)%		$	(35,161)

TOTAL NET ASSETS — 100.00%		$	370,576,933

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 28, 2013.

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST MODERATELY CONSERVATIVE PROFILE II FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
786,654	Great-West Federated Bond Fund Initial Class(a)	$	8,574,533
552,308	Great-West Putnam High Yield Bond Fund Initial Class(a)		4,760,893
865,310	Great-West Templeton Global Bond Fund Initial Class(a)		8,557,916
778,887	Great-West U.S. Government Mortgage Securities Fund Initial Class(a)		9,533,583

TOTAL BOND MUTUAL FUNDS — 32.96% (Cost $31,105,189)		$	31,426,925

EQUITY MUTUAL FUNDS
410,287	Great-West American Century Growth Fund Initial Class(a)		4,779,841
493,054	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)		6,059,637
121,941	Great-West Invesco Small Cap Value Fund Initial Class(a)		1,431,590
520,928	Great-West Janus Large Cap Growth Fund Initial Class(a)		4,776,911
57,076	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)		1,430,884
302,231	Great-West MFS International Growth Fund Initial Class(a)		3,505,880

Shares		Value

Equity Mutual Funds — (continued)
730,326	Great-West MFS International Value Fund Initial Class(a)	$	7,003,827
489,596	Great-West Putnam Equity Income Fund Initial Class(a)		6,203,182
341,389	Great-West T. Rowe Price Equity Income Fund Initial Class(a)		6,209,869
80,829	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)		1,587,472

TOTAL EQUITY MUTUAL FUNDS — 45.08% (Cost $37,699,878)		$	42,989,093

Account Balance

FIXED INTEREST CONTRACT
20,949,491(b)	Great-West Life & Annuity Contract(a) 1.50% (c)		20,949,491

TOTAL FIXED INTEREST CONTRACT — 21.97% (Cost $20,949,491)		$	20,949,491

TOTAL INVESTMENTS — 100.01% (Cost $89,754,558)		$	95,365,509

OTHER ASSETS & LIABILITIES, NET — (0.01)%		$	(8,202)

TOTAL NET ASSETS — 100.00%		$	95,357,307

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 28, 2013.

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST MODERATE PROFILE II FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
6,369,079	Great-West Federated Bond Fund Initial Class(a)	$	69,422,966
3,451,394	Great-West Putnam High Yield Bond Fund Initial Class(a)		29,751,013
7,015,312	Great-West Templeton Global Bond Fund Initial Class(a)		69,381,441
5,672,283	Great-West U.S. Government Mortgage Securities Fund Initial Class(a)		69,428,746

TOTAL BOND MUTUAL FUNDS — 24.01% (Cost $232,770,105)		$	237,984,166

EQUITY MUTUAL FUNDS
5,109,919	Great-West American Century Growth Fund Initial Class(a)		59,530,556
5,247,438	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)		64,491,013
1,267,190	Great-West Invesco Small Cap Value Fund Initial Class(a)		14,876,806
6,488,562	Great-West Janus Large Cap Growth Fund Initial Class(a)		59,500,115
593,451	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)		14,877,824
4,544,618	Great-West MFS International Growth Fund Initial Class(a)		52,717,567

Shares		Value

Equity Mutual Funds — (continued)
11,022,461	Great-West MFS International Value Fund Initial Class(a)	$	105,705,398
6,262,556	Great-West Putnam Equity Income Fund Initial Class(a)		79,346,584
1,323,266	Great-West Small Cap Growth Fund Initial Class(a)		29,760,249
4,363,072	Great-West T. Rowe Price Equity Income Fund Initial Class(a)		79,364,281
1,768,147	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)		34,726,417

TOTAL EQUITY MUTUAL FUNDS — 60.00% (Cost $488,664,932)		$	594,896,810

Account Balance

FIXED INTEREST CONTRACT
158,665,360(b)	Great-West Life & Annuity Contract(a) 1.50% (c)		158,665,360

TOTAL FIXED INTEREST CONTRACT — 16.00% (Cost $158,665,360)		$	158,665,360

TOTAL INVESTMENTS — 100.01% (Cost $880,100,397)		$	991,546,336

OTHER ASSETS & LIABILITIES, NET — (0.01)%		$	(80,380)

TOTAL NET ASSETS — 100.00%		$	991,465,956

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 28, 2013.

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST MODERATELY AGGRESSIVE PROFILE II FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
1,134,404	Great-West Federated Bond Fund Initial Class(a)	$	12,364,999
860,556	Great-West Putnam High Yield Bond Fund Initial Class(a)		7,417,992
1,248,434	Great-West Templeton Global Bond Fund Initial Class(a)		12,347,016
1,010,384	Great-West U.S. Government Mortgage Securities Fund Initial Class(a)		12,367,104

TOTAL BOND MUTUAL FUNDS — 17.95% (Cost $43,885,166)		$	44,497,111

EQUITY MUTUAL FUNDS
1,386,052	Great-West American Century Growth Fund Initial Class(a)		16,147,505
2,559,716	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)		31,458,913
527,612	Great-West Invesco Small Cap Value Fund Initial Class(a)		6,194,164
1,760,280	Great-West Janus Large Cap Growth Fund Initial Class(a)		16,141,768
247,104	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)		6,194,891
1,355,071	Great-West MFS International Growth Fund Initial Class(a)		15,718,824

Shares		Value

Equity Mutual Funds — (continued)
3,274,459	Great-West MFS International Value Fund Initial Class(a)	$	31,402,063
1,663,937	Great-West Putnam Equity Income Fund Initial Class(a)		21,082,084
330,708	Great-West Small Cap Growth Fund Initial Class(a)		7,437,625
1,160,337	Great-West T. Rowe Price Equity Income Fund Initial Class(a)		21,106,542
422,669	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)		8,301,213

TOTAL EQUITY MUTUAL FUNDS — 73.08% (Cost $154,363,536)		$	181,185,592

Account Balance

FIXED INTEREST CONTRACT
22,253,413(b)	Great-West Life & Annuity Contract(a) 1.50% (c)		22,253,413

TOTAL FIXED INTEREST CONTRACT — 8.98% (Cost $22,253,413)		$	22,253,413

TOTAL INVESTMENTS — 100.01% (Cost $220,502,115)		$	247,936,116

OTHER ASSETS & LIABILITIES, NET — (0.01)%		$	(19,285)

TOTAL NET ASSETS — 100.00%		$	247,916,831

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 28, 2013.

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST AGGRESSIVE PROFILE II FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Shares		Value

EQUITY MUTUAL FUNDS
4,170,510	Great-West American Century Growth Fund Initial Class(a)	$	48,586,438
8,523,593	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)		104,754,959
1,942,025	Great-West Invesco Small Cap Value Fund Initial Class(a)		22,799,379
5,289,236	Great-West Janus Large Cap Growth Fund Initial Class(a)		48,502,294
910,616	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)		22,829,139
4,409,922	Great-West MFS International Growth Fund Initial Class(a)		51,155,094
10,690,581	Great-West MFS International Value Fund Initial Class(a)		102,522,678

Shares		Value

Equity Mutual Funds — (continued)
4,503,932	Great-West Putnam Equity Income Fund Initial Class(a)	$	57,064,814
1,269,851	Great-West Small Cap Growth Fund Initial Class(a)		28,558,955
3,140,577	Great-West T. Rowe Price Equity Income Fund Initial Class(a)		57,127,097
1,359,038	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)		26,691,505

TOTAL EQUITY MUTUAL FUNDS — 100.01% (Cost $462,729,213)		$	570,592,352

TOTAL INVESTMENTS — 100.01% (Cost $462,729,213)		$	570,592,352

OTHER ASSETS & LIABILITIES, NET — (0.01)%		$	(44,718)

TOTAL NET ASSETS — 100.00%		$	570,547,634

(a)	Issuer is considered an affiliate of the Fund.

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

Notes to Schedule of Investments

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-four funds. Interests in the Great-West Conservative Profile II Fund, Great-West Moderately Conservative Profile II Fund, Great-West Moderate Profile II Fund, Great-West Moderately Aggressive Profile II Fund and Great-West Aggressive Profile II Funds (each a Fund, collectively the Funds) are included herein and are represented by separate classes of beneficial interest of the Great-West Funds. The investment objective of each Fund is to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize fixed income investments for the Great-West Conservative Profile II Fund; to seek capital appreciation primarily through investments in underlying funds of Great-West Funds that emphasize fixed income investments, and to a lesser degree, in those that emphasize equity investments for the Great-West Moderately Conservative Profile II Fund; to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds with a relatively equal emphasis on equity and fixed income investments for the Great-West Moderate Profile II Fund; to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize equity investments, and to a lesser degree, in those that emphasize fixed income investments for the Great-West Moderately Aggressive Profile II Fund and to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize equity investments for the Great-West Aggressive Profile II Fund. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, and to college savings programs.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Funds.

Security Valuation

Investments in shares of the underlying mutual funds are valued at their net asset value as reported by the underlying mutual fund.

Investments in the Great-West Life & Annuity Contract (GWL&A Contract) are valued at the amount of net deposits, determined on a daily basis. The investment in the GWL&A Contract is a guaranteed account invested in the general account of Great-West Life & Annuity Insurance Company (GWL&A).

The Funds classify valuations into three levels based upon the transparency of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

  March 28, 2013

As of March 28, 2013, the inputs used to value the Fund’s investments are detailed in the following table. The Funds recognize transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

Great-West Conservative Profile II Fund

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$176,026,352	$—	$—	$176,026,352
Equity Mutual Funds	111,196,670	—	—	111,196,670
Fixed Interest Contract	—	—	83,389,072	83,389,072

Total Investments	$287,223,022	$0	$83,389,072	$370,612,094

Great-West Moderately Conservative Profile II Fund

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$31,426,925	$—	$—	$31,426,925
Equity Mutual Funds	42,989,093	—	—	42,989,093
Fixed Interest Contract	—	—	20,949,491	20,949,491

Total Investments	$74,416,018	$0	$20,949,491	$95,365,509

Great-West Moderate Profile II Fund

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$237,984,166	$—	$—	$237,984,166
Equity Mutual Funds	594,896,810	—	—	594,896,810
Fixed Interest Contract	—	—	158,665,360	158,665,360

Total Investments	$832,880,976	$0	$158,665,360	$991,546,336

Great-West Moderately Aggressive Profile II Fund

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$44,497,111	$—	$—	$44,497,111
Equity Mutual Funds	181,185,592	—	—	181,185,592
Fixed Interest Contract	—	—	22,253,413	22,253,413

Total Investments	$225,682,703	$0	$22,253,413	$247,936,116

Great-West Aggressive Profile II Fund

	Level 1	Level 2	Level 3	Total
Assets
Equity Mutual Funds	$570,592,352	$—	$—	$570,592,352

Total Investments	$570,592,352	$0	$0	$570,592,352

  March 28, 2013

The following is a reconciliation of change in Level 3 assets during the period ended March 28, 2013:

	Great-West Conservative Profile II Fund	Great-West Moderately Conservative Profile II Fund	Great-West Moderate Profile II Fund	Great-West Moderately Aggressive Profile II Fund
Beginning Balance, January 1, 2012	$80,336,746	$18,688,655	$149,035,862	$19,899,136
Total realized gains (loss)	–	–	–	–
Total unrealized gain (loss) relating to investments not held at reporting date	–	–	–	–
Total unrealized gain (loss) relating to investments still held at reporting date	–	–	–	–
Total interest	294,828	72,472	555,326	76,615
Purchases	4,626,832	2,892,783	10,772,393	2,475,066
Sales	(1,869,334)	(704,419)	(1,698,221)	(197,404)
Transfers into Level 3	–	–	–	–
Transfers out of Level 3	–	–	–	–

Ending Balance, March 28, 2013	$83,389,072	$20,949,491	$158,665,360	$22,253,413

Level 3 securities include investments in the GWL&A Contract, the fair value of which has been determined with the use of an internal model. The internal model incorporates, among other observable inputs, the financial strength and credit risk of GWL&A and its ability to meet ongoing obligations to its policyholders (i.e., a credit risk input). The Funds consider the credit risk input to be a significant unobservable input. As of March 28, 2013, the credit risk input was negligible. If there were a significant decrease in GWL&A’s credit risk, it may result in a lower fair value measurement.

Risk Factors

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Investments in each Fund are subject to risks related to its allocation strategy. The success of each Fund will be impacted by the results of the underlying funds.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the underlying funds. These events may have adverse effects on the Funds such as a decline in the value and liquidity of many securities held by the Funds, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Fund’s ability to achieve its investment objective.

Investing in underlying funds that primarily invest in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the underlying funds to be subject to larger short-term declines in value.

The Fund’s underlying funds may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Funds to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Each Fund may invest in underlying funds that primarily invest in bonds. Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

The underlying funds of the Funds may be invested in bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

  March 28, 2013

Dividends

Dividends from net investment income of the Funds are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Funds, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date.

Interest on the GWL&A Contract is accrued daily.

Federal Income Taxes

Each Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and each Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

Each Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Funds U.S. Federal tax returns remain open for the fiscal years ended 2009 through 2012. The statute of limitations on the Funds Colorado tax returns remain open for an additional year.

Transactions with Affiliates

The Funds each may invest in a fixed interest contract issued by GWL&A. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of the investments in certain of the Funds and GWL&A being an affiliated entity the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.

On March 5, 2003, the U.S. Securities and Exchange Commission (SEC) issued exemptive relief (the Exemptive Order) to GWL&A, the Adviser and Great-West Funds permitting the affiliated applicants to purchase the GWL&A Contract. Some of the terms and conditions under which the Exemptive Order was issued are set forth below. Any deviation from these terms and conditions would require the affiliated applicants to seek permission from the SEC to implement any such deviation. There were no deviations from the terms and conditions of the Exemptive Order as of the period ended March 28, 2013.

The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.5%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds with no more than 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A or other comparable companies.

The Great-West Funds Board of Directors must annually consider whether allocation by the Funds to the GWL&A Contract is in the best interest of the shareholders as compared to allocating such amounts to another available short duration/short term bond fund.

Each of the Funds may also invest in various funds affiliated with the Adviser & GWL&A. The following tables are a summary of the transactions for each underlying investment during the period ended March 28, 2013, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.

  March 28, 2013

Great-West Conservative Profile II Fund
Affiliate	Shares Held/Account Balance 3/28/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 3/28/2013

Great-West American Century Growth Fund Initial Class	954,484	$10,713,383	$479,931	$830,152	$92,948	$—	$11,119,731
Great-West Federated Bond Fund Initial Class	3,570,196	37,491,176	2,351,408	690,951	64,021	130,333	38,915,135
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	1,707,034	20,211,495	1,069,746	1,934,899	812,466	—	20,979,445
Great-West Janus Large Cap Growth Fund Initial Class	1,212,616	10,713,126	735,998	956,149	(221,655)	—	11,119,690
Great-West Life & Annuity Contract	83,389,072	80,336,746	4,626,832	1,869,334	—	294,828	83,389,072
Great-West MFS International Growth Fund Initial Class	747,698	8,359,014	635,530	454,095	138,739	—	8,673,298
Great-West MFS International Value Fund Initial Class	1,801,124	16,639,450	789,531	1,152,659	333,326	—	17,272,781
Great-West Putnam Equity Income Fund Initial Class	1,462,670	17,854,270	804,174	1,777,667	372,649	—	18,532,031
Great-West Putnam High Yield Bond Fund Initial Class	2,579,704	21,508,812	958,681	805,171	92,884	—	22,237,053
Great-West Short Duration Bond Fund Initial Class	2,298,678	23,208,748	1,392,335	517,401	37,298	113,255	24,090,142
Great-West T. Rowe Price Equity Income Fund Initial Class	1,018,843	17,854,099	761,073	1,574,911	476,466	—	18,532,756
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	252,899	4,788,622	213,871	481,264	102,669	—	4,966,938
Great-West Templeton Global Bond Fund Initial Class	3,932,910	37,493,274	2,500,176	1,507,510	127,481	—	38,896,485
Great-West U.S. Government Mortgage Securities Fund Initial Class	4,239,178	49,988,261	3,079,170	857,849	(6,969)	239,261	51,887,537

					$2,422,323	$777,677	$370,612,094

  March 28, 2013

Great-West Moderately Conservative Profile II Fund
Affiliate	Shares Held/Account Balance 3/28/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 3/28/2013

Great-West American Century Growth Fund Initial Class	410,287	$4,247,040	$466,870	$256,610	$27,772	$—	$4,779,841
Great-West Federated Bond Fund Initial Class	786,654	7,645,606	1,294,321	319,121	9,982	28,697	8,574,533
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	493,054	5,385,358	556,581	435,808	127,743	—	6,059,637
Great-West Invesco Small Cap Value Fund Initial Class	121,941	1,274,299	141,174	103,236	22,379	—	1,431,590
Great-West Janus Large Cap Growth Fund Initial Class	520,928	4,248,060	603,698	318,417	(78,996)	—	4,776,911
Great-West Life & Annuity Contract	20,949,491	18,688,655	2,892,783	704,419	—	72,472	20,949,491
Great-West Loomis Sayles Small Cap Value Fund Initial Class	57,076	1,274,338	127,455	81,283	40,457	—	1,430,884
Great-West MFS International Growth Fund Initial Class	302,231	3,118,256	453,636	157,665	12,079	—	3,505,880
Great-West MFS International Value Fund Initial Class	730,326	6,226,774	706,289	340,754	109,533	—	7,003,827
Great-West Putnam Equity Income Fund Initial Class	489,596	5,521,364	544,243	427,143	89,190	—	6,203,182
Great-West Putnam High Yield Bond Fund Initial Class	552,308	4,269,286	548,207	187,906	6,969	—	4,760,893
Great-West T. Rowe Price Equity Income Fund Initial Class	341,389	5,521,162	568,937	378,928	138,356	—	6,209,869
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	80,829	1,410,067	132,739	103,739	20,742	—	1,587,472
Great-West Templeton Global Bond Fund Initial Class	865,310	7,647,033	1,164,193	342,359	23,751	—	8,557,916
Great-West U.S. Government Mortgage Securities Fund Initial Class	778,887	8,495,190	1,448,501	361,399	(9,433)	43,901	9,533,583

					$540,524	$145,070	$95,365,509

  March 28, 2013

Great-West Moderate Profile II Fund
Affiliate	Shares Held/Account Balance 3/28/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 3/28/2013

Great-West American Century Growth Fund Initial Class	5,109,919	$55,911,752	$1,115,448	$1,777,307	$199,140	$—	$59,530,556
Great-West Federated Bond Fund Initial Class	6,369,079	65,206,723	5,443,399	864,896	60,446	232,778	69,422,966
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	5,247,438	60,568,811	1,160,994	2,284,033	2,380,054	—	64,491,013
Great-West Invesco Small Cap Value Fund Initial Class	1,267,190	13,986,246	306,662	660,672	263,067	—	14,876,806
Great-West Janus Large Cap Growth Fund Initial Class	6,488,562	55,907,347	2,613,263	1,469,163	(325,518)	—	59,500,115
Great-West Life & Annuity Contract	158,665,360	149,035,862	10,772,393	1,698,221	—	555,326	158,665,360
Great-West Loomis Sayles Small Cap Value Fund Initial Class	593,451	13,977,700	261,222	627,797	335,514	—	14,877,824
Great-West MFS International Growth Fund Initial Class	4,544,618	49,765,745	1,631,476	184,645	102,726	—	52,717,567
Great-West MFS International Value Fund Initial Class	11,022,461	99,308,134	1,281,698	1,711,363	1,195,823	—	105,705,398
Great-West Putnam Equity Income Fund Initial Class	6,262,556	74,539,653	985,485	3,911,862	830,645	—	79,346,584
Great-West Putnam High Yield Bond Fund Initial Class	3,451,394	28,090,292	1,257,181	426,417	51,675	—	29,751,013
Great-West Small Cap Growth Fund Initial Class	1,323,266	27,966,259	606,362	1,306,669	602,659	—	29,760,249
Great-West T. Rowe Price Equity Income Fund Initial Class	4,363,072	74,538,888	930,976	3,273,597	1,166,133	—	79,364,281
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	1,768,147	32,620,604	427,590	1,082,107	1,028,463	—	34,726,417
Great-West Templeton Global Bond Fund Initial Class	7,015,312	65,229,235	4,246,629	921,868	116,210	—	69,381,441
Great-West U.S. Government Mortgage Securities Fund Initial Class	5,672,283	65,209,474	5,648,162	1,002,014	(4,206)	320,493	69,428,746

					$8,002,831	$1,108,597	$991,546,336

  March 28, 2013

Great-West Moderately Aggressive Profile II Fund
Affiliate	Shares Held/Account Balance 3/28/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 3/28/2013

Great-West American Century Growth Fund Initial Class	1,386,052	$14,372,340	$772,129	$157,754	$20,213	$—	$16,147,505
Great-West Federated Bond Fund Initial Class	1,134,404	11,055,419	1,506,250	142,424	1,905	41,427	12,364,999
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	2,559,716	27,993,194	1,036,406	702,971	390,056	—	31,458,913
Great-West Invesco Small Cap Value Fund Initial Class	527,612	5,528,355	253,320	140,502	59,640	—	6,194,164
Great-West Janus Large Cap Growth Fund Initial Class	1,760,280	14,371,966	1,319,050	140,023	(32,160)	—	16,141,768
Great-West Life & Annuity Contract	22,253,413	19,899,136	2,475,066	197,404	—	76,615	22,253,413
Great-West Loomis Sayles Small Cap Value Fund Initial Class	247,104	5,528,175	212,132	125,208	71,635	—	6,194,891
Great-West MFS International Growth Fund Initial Class	1,355,071	14,020,064	1,326,585	78,598	15,856	—	15,718,824
Great-West MFS International Value Fund Initial Class	3,274,459	27,991,855	1,607,593	394,516	136,573	—	31,402,063
Great-West Putnam Equity Income Fund Initial Class	1,663,937	18,794,128	611,407	436,504	104,526	—	21,082,084
Great-West Putnam High Yield Bond Fund Initial Class	860,556	6,667,889	614,993	76,716	2,948	—	7,417,992
Great-West Small Cap Growth Fund Initial Class	330,708	6,634,073	296,436	170,748	79,517	—	7,437,625
Great-West T. Rowe Price Equity Income Fund Initial Class	1,160,337	18,794,070	605,750	314,780	137,596	—	21,106,542
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	422,669	7,385,459	283,368	186,319	64,805	—	8,301,213
Great-West Templeton Global Bond Fund Initial Class	1,248,434	11,056,286	1,231,766	97,588	5,513	—	12,347,016
Great-West U.S. Government Mortgage Securities Fund Initial Class	1,010,384	11,055,467	1,531,069	148,666	(4,223)	57,037	12,367,104

					$1,054,400	$175,079	$247,936,116

  March 28, 2013

Great-West Aggressive Profile II Fund
Affiliate	Shares Held 3/28/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 3/28/2013

Great-West American Century Growth Fund Initial Class	4,170,510	$44,994,056	$1,391,607	$1,279,625	$137,877	$—	$48,586,438
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	8,523,593	97,028,358	2,483,568	5,718,985	986,434	—	104,754,959
Great-West Invesco Small Cap Value Fund Initial Class	1,942,025	21,173,673	499,328	686,099	482,566	—	22,799,379
Great-West Janus Large Cap Growth Fund Initial Class	5,289,236	44,994,056	3,019,187	1,561,056	(355,614)	—	48,502,294
Great-West Loomis Sayles Small Cap Value Fund Initial Class	910,616	21,173,673	506,885	617,088	676,634	—	22,829,139
Great-West MFS International Growth Fund Initial Class	4,409,922	47,640,765	2,622,823	415,236	236,995	—	51,155,094
Great-West MFS International Value Fund Initial Class	10,690,581	95,281,530	2,667,634	1,511,195	1,665,765	—	102,522,678
Great-West Putnam Equity Income Fund Initial Class	4,503,932	52,934,184	709,589	2,225,561	458,659	—	57,064,814
Great-West Small Cap Growth Fund Initial Class	1,269,851	26,467,092	623,837	714,465	761,846	—	28,558,955
Great-West T. Rowe Price Equity Income Fund Initial Class	3,140,577	52,934,183	945,044	1,555,301	1,145,463	—	57,127,097
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	1,359,038	24,720,264	419,250	685,947	647,681	—	26,691,505

					$6,844,306	$—	$570,592,352

2. UNREALIZED APPRECIATION (DEPRECIATION)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 28, 2013 were as follows:

	Cost For Income Tax Purposes	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation

Great-West Conservative Profile II Fund	$347,814,263	$24,667,497	$(1,869,666)	$22,797,831
Great-West Moderately Conservative Profile II Fund	89,810,269	6,428,992	(873,752)	5,555,240
Great-West Moderate Profile II Fund	880,918,535	122,173,957	(11,546,156)	110,627,801
Great-West Moderately Aggressive Profile II Fund	220,812,776	29,754,430	(2,631,090)	27,123,340
Great-West Aggressive Profile II Fund	477,424,345	107,503,148	(14,335,141)	93,168,007

  March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2015 FUND I

Schedule of Investments

As of March 28, 2013 (Unaudited)

Shares			Value

BOND MUTUAL FUNDS
1,005,017	American Century Inflation Adjusted Bond Fund A	$	13,195,876
2,162,297	Great-West Bond Index Fund Initial Class(a)		29,947,812
2,749,212	Great-West Federated Bond Fund Initial Class(a)		29,966,404
1,322,136	Great-West Putnam High Yield Bond Fund Initial Class(a)		11,396,815
575,200	Great-West Short Duration Bond Fund Initial Class(a)		6,028,097
623,032	Great-West Templeton Global Bond Fund Initial Class(a)		6,161,785
360,938	Metropolitan West High Yield Bond Fund		3,822,333
951,272	Oppenheimer International Bond Fund A		6,192,782

TOTAL BOND MUTUAL FUNDS — 51.83% (Cost $105,866,322)		$	106,711,904

EQUITY MUTUAL FUNDS
30,966	Allianz NFJ Small Cap Value Fund A		988,423
85,685	Cohen & Steers International Realty Fund		1,009,367
42,167	Goldman Sachs Mid Cap Value Fund A		1,854,510
256,569	Great-West American Century Growth Fund Initial Class(a)		2,989,033
610,565	Great-West International Index Fund Initial Class(a)		6,130,071
325,572	Great-West Janus Large Cap Growth Fund Initial Class(a)		2,985,499
39,419	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)		988,232
118,844	Great-West MFS International Growth Fund Initial Class(a)		1,378,589
175,983	Great-West MFS International Value Fund Initial Class(a)		1,687,674
287,672	Great-West Putnam Equity Income Fund Initial Class(a)		3,644,806
460,729	Great-West Real Estate Index Fund Initial Class(a)		5,114,088
943,881	Great-West S&P 500® Index Fund Initial Class(a)		13,289,838
458,028	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)		5,693,292

Shares			Value

Equity Mutual Funds — (continued)
278,530	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	$	3,005,344
200,523	Great-West T. Rowe Price Equity Income Fund Initial Class(a)		3,647,512
70,336	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)		1,381,393
26,873	Harbor International Fund Investor		1,687,057
25,607	Invesco Developing Markets Fund R5		886,783
82,556	Invesco Global Real Estate Fund R5		1,010,481
45,550	Invesco International Growth Fund R5		1,379,724
29,325	Invesco Small Cap Discovery Fund A		329,609
78,510	Janus Perkins Mid Cap Value Fund S		1,855,188
37,846	Janus Triton Fund		742,158
113,649	Nuveen Real Estate Securities Fund		2,566,189
57,716	Oppenheimer Developing Markets Fund A		2,039,122
1,078,064	PIMCO Real Return Fund		13,206,281
114,211	T. Rowe Price Real Estate Fund		2,556,054
38,193	Third Avenue Real Estate Value Fund		1,010,204
26,683	Wells Fargo Advantage Common Stock Fund A		597,442

TOTAL EQUITY MUTUAL FUNDS — 41.60% (Cost $77,052,009)		$	85,653,963

MONEY MARKET FUND
3,764,205	Great-West Money Market Fund(a)		3,764,205

TOTAL MONEY MARKET FUND — 1.83% (Cost $3,764,205)		$	3,764,205

Account Balance

FIXED INTEREST CONTRACT
9,792,053(b)	Great-West Life & Annuity Contract(a) 1.50% (c)		9,792,053

TOTAL FIXED INTEREST CONTRACT — 4.75% (Cost $9,792,053)		$	9,792,053

TOTAL INVESTMENTS — 100.01% (Cost $196,474,589)		$	205,922,125

OTHER ASSETS & LIABILITIES, NET — (0.01)%		$	(29,640)

TOTAL NET ASSETS — 100.00%		$	205,892,485

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 28, 2013.

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2015 FUND II

Schedule of Investments

As of March 28, 2013 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
3,391,455	American Century Inflation Adjusted Bond Fund A	$	44,529,808
7,266,898	Great-West Bond Index Fund Initial Class(a)		100,646,529
9,292,614	Great-West Federated Bond Fund Initial Class(a)		101,289,492
4,463,662	Great-West Putnam High Yield Bond Fund Initial Class(a)		38,476,767
1,937,959	Great-West Short Duration Bond Fund Initial Class(a)		20,309,812
2,109,281	Great-West Templeton Global Bond Fund Initial Class(a)		20,860,789
1,216,308	Metropolitan West High Yield Bond Fund		12,880,703
3,217,375	Oppenheimer International Bond Fund A		20,945,110

TOTAL BOND MUTUAL FUNDS — 43.73% (Cost $357,635,642)		$	359,939,010

EQUITY MUTUAL FUNDS
162,535	Allianz NFJ Small Cap Value Fund A		5,188,128
405,313	Cohen & Steers International Realty Fund		4,774,590
222,902	Goldman Sachs Mid Cap Value Fund A		9,803,209
1,365,024	Great-West American Century Growth Fund Initial Class(a)		15,902,532
3,237,282	Great-West International Index Fund Initial Class(a)		32,502,317
1,733,465	Great-West Janus Large Cap Growth Fund Initial Class(a)		15,895,872
206,880	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)		5,186,493
631,478	Great-West MFS International Growth Fund Initial Class(a)		7,325,147
935,612	Great-West MFS International Value Fund Initial Class(a)		8,972,522
1,527,034	Great-West Putnam Equity Income Fund Initial Class(a)		19,347,522
2,011,188	Great-West Real Estate Index Fund Initial Class(a)		22,324,192
5,007,303	Great-West S&P 500® Index Fund Initial Class(a)		70,502,827
2,434,189	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)		30,256,964
1,479,932	Great-West S&P Small Cap 600® Index Fund Initial Class(a)		15,968,471

Shares			Value

Equity Mutual Funds — (continued)
1,064,182		Great-West T. Rowe Price Equity Income Fund Initial Class(a)	$	19,357,463
377,703		Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)		7,418,080
142,887		Harbor International Fund Investor		8,970,441
133,250		Invesco Developing Markets Fund R5		4,614,431
390,354		Invesco Global Real Estate Fund R5		4,777,932
241,941		Invesco International Growth Fund R5		7,328,396
146,558		Invesco Small Cap Discovery Fund A		1,647,310
414,944		Janus Perkins Mid Cap Value Fund S		9,805,118
201,738		Janus Triton Fund		3,956,092
494,594		Nuveen Real Estate Securities Fund		11,167,923
307,678		Oppenheimer Developing Markets Fund A		10,870,265
3,637,894		PIMCO Real Return Fund		44,564,200
500,666		T. Rowe Price Real Estate Fund		11,204,910
180,713		Third Avenue Real Estate Value Fund		4,779,848
139,834		Wells Fargo Advantage Common Stock Fund A		3,130,895

TOTAL EQUITY MUTUAL FUNDS — 50.72% (Cost $375,036,435)			$	417,544,090

MONEY MARKET FUND
12,741,484		Great-West Money Market Fund(a)		12,741,484

TOTAL MONEY MARKET FUND — 1.55% (Cost $12,741,484)			$	12,741,484

Account Balance

FIXED INTEREST CONTRACT
33,051,878	(b)	Great-West Life & Annuity Contract(a) 1.50% (c)		33,051,878

TOTAL FIXED INTEREST CONTRACT — 4.02% (Cost $33,051,878)			$	33,051,878

TOTAL INVESTMENTS — 100.02% (Cost $778,465,439)			$	823,276,462

OTHER ASSETS & LIABILITIES, NET — (0.02)%			$	(125,798)

TOTAL NET ASSETS — 100.00%			$	823,150,664

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 28, 2013.

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2015 FUND III

Schedule of Investments

As of March 28, 2013 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
82,087	American Century Inflation Adjusted Bond Fund A	$	1,077,798
175,553	Great-West Bond Index Fund Initial Class(a)		2,431,406
223,794	Great-West Federated Bond Fund Initial Class(a)		2,439,358
107,432	Great-West Putnam High Yield Bond Fund Initial Class(a)		926,068
46,872	Great-West Short Duration Bond Fund Initial Class(a)		491,223
50,757	Great-West Templeton Global Bond Fund Initial Class(a)		501,984
29,348	Metropolitan West High Yield Bond Fund		310,792
77,389	Oppenheimer International Bond Fund A		503,800

TOTAL BOND MUTUAL FUNDS — 35.78% (Cost $8,669,562)		$	8,682,429

EQUITY MUTUAL FUNDS
5,930	Allianz NFJ Small Cap Value Fund A		189,288
13,971	Cohen & Steers International Realty Fund		164,581
8,175	Goldman Sachs Mid Cap Value Fund A		359,542
49,970	Great-West American Century Growth Fund Initial Class(a)		582,155
117,691	Great-West International Index Fund Initial Class(a)		1,181,620
63,174	Great-West Janus Large Cap Growth Fund Initial Class(a)		579,301
7,543	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)		189,100
22,895	Great-West MFS International Growth Fund Initial Class(a)		265,582
34,051	Great-West MFS International Value Fund Initial Class(a)		326,553
55,879	Great-West Putnam Equity Income Fund Initial Class(a)		707,984
64,639	Great-West Real Estate Index Fund Initial Class(a)		717,493
183,452	Great-West S&P 500® Index Fund Initial Class(a)		2,583,001
89,340	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)		1,110,490
53,876	Great-West S&P Small Cap 600® Index Fund Initial Class(a)		581,318

Shares			Value

Equity Mutual Funds — (continued)
39,014		Great-West T. Rowe Price Equity Income Fund Initial Class(a)	$	709,665
13,887		Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)		272,734
5,191		Harbor International Fund Investor		325,869
4,951		Invesco Developing Markets Fund R5		171,459
13,463		Invesco Global Real Estate Fund R5		164,782
8,806		Invesco International Growth Fund R5		266,722
5,402		Invesco Small Cap Discovery Fund A		60,720
15,247		Janus Perkins Mid Cap Value Fund S		360,290
7,322		Janus Triton Fund		143,588
15,936		Nuveen Real Estate Securities Fund		359,844
11,299		Oppenheimer Developing Markets Fund A		399,203
87,828		PIMCO Real Return Fund		1,075,893
15,919		T. Rowe Price Real Estate Fund		356,271
6,166		Third Avenue Real Estate Value Fund		163,100
5,206		Wells Fargo Advantage Common Stock Fund A		116,566

TOTAL EQUITY MUTUAL FUNDS — 59.69% (Cost $12,996,771)			$	14,484,714

MONEY MARKET FUND
306,856		Great-West Money Market Fund(a)		306,856

TOTAL MONEY MARKET FUND — 1.26% (Cost $306,856)			$	306,856

Account Balance
FIXED INTEREST CONTRACT
795,134	(b)	Great-West Life & Annuity Contract(a) 1.50% (c)		795,134

TOTAL FIXED INTEREST CONTRACT — 3.28% (Cost $795,134)			$	795,134

TOTAL INVESTMENTS — 100.01% (Cost $22,768,323)			$	24,269,133

OTHER ASSETS & LIABILITIES, NET — (0.01)%			$	(2,538)

TOTAL NET ASSETS — 100.00%			$	24,266,595

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 28, 2013.

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2025 FUND I

Schedule of Investments

As of March 28, 2013 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
639,836	American Century Inflation Adjusted Bond Fund A	$	8,401,043
2,592,133	Great-West Bond Index Fund Initial Class(a)		35,901,037
3,314,012	Great-West Federated Bond Fund Initial Class(a)		36,122,729
1,584,596	Great-West Putnam High Yield Bond Fund Initial Class(a)		13,659,220
364,111	Great-West Short Duration Bond Fund Initial Class(a)		3,815,889
804,964	Great-West Templeton Global Bond Fund Initial Class(a)		7,961,099
432,626	Metropolitan West High Yield Bond Fund		4,581,507
1,228,556	Oppenheimer International Bond Fund A		7,997,897

TOTAL BOND MUTUAL FUNDS — 44.28% (Cost $117,580,052)		$	118,440,421

EQUITY MUTUAL FUNDS
66,244	Allianz NFJ Small Cap Value Fund A		2,114,502
114,437	Cohen & Steers International Realty Fund		1,348,069
76,724	Goldman Sachs Mid Cap Value Fund A		3,374,331
467,447	Great-West American Century Growth Fund Initial Class(a)		5,445,755
1,296,194	Great-West International Index Fund Initial Class(a)		13,013,784
591,642	Great-West Janus Large Cap Growth Fund Initial Class(a)		5,425,356
84,229	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)		2,111,619
252,539	Great-West MFS International Growth Fund Initial Class(a)		2,929,450
375,683	Great-West MFS International Value Fund Initial Class(a)		3,602,795
523,090	Great-West Putnam Equity Income Fund Initial Class(a)		6,627,554
560,915	Great-West Real Estate Index Fund Initial Class(a)		6,226,156
1,718,497	Great-West S&P 500® Index Fund Initial Class(a)		24,196,434
835,526	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)		10,385,585
601,521	Great-West S&P Small Cap 600® Index Fund Initial Class(a)		6,490,406

Shares			Value

Equity Mutual Funds — (continued)
365,176		Great-West T. Rowe Price Equity Income Fund Initial Class(a)	$	6,642,558
129,857		Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)		2,550,392
57,237		Harbor International Fund Investor		3,593,358
63,949		Invesco Developing Markets Fund R5		2,214,558
110,365		Invesco Global Real Estate Fund R5		1,350,868
97,101		Invesco International Growth Fund R5		2,941,198
61,962		Invesco Small Cap Discovery Fund A		696,454
143,072		Janus Perkins Mid Cap Value Fund S		3,380,790
82,151		Janus Triton Fund		1,610,989
138,414		Nuveen Real Estate Securities Fund		3,125,394
144,338		Oppenheimer Developing Markets Fund A		5,099,476
686,383		PIMCO Real Return Fund		8,408,192
138,206		T. Rowe Price Real Estate Fund		3,093,049
50,769		Third Avenue Real Estate Value Fund		1,342,832
49,055		Wells Fargo Advantage Common Stock Fund A		1,098,336

TOTAL EQUITY MUTUAL FUNDS — 52.51% (Cost $125,131,961)			$	140,440,240

MONEY MARKET FUND
2,400,397		Great-West Money Market Fund(a)		2,400,397

TOTAL MONEY MARKET FUND — 0.90% (Cost $2,400,397)			$	2,400,397

Account Balance

FIXED INTEREST CONTRACT
6,215,290	(b)	Great-West Life & Annuity Contract(a) 1.50% (c)		6,215,290

TOTAL FIXED INTEREST CONTRACT — 2.32% (Cost $6,215,290)			$	6,215,290

TOTAL INVESTMENTS — 100.01% (Cost $251,327,700)			$	267,496,348

OTHER ASSETS & LIABILITIES, NET — (0.01)%			$	(38,201)

TOTAL NET ASSETS — 100.00%			$	267,458,147

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 28, 2013.

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2025 FUND II

Schedule of Investments

As of March 28, 2013 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
1,892,693	American Century Inflation Adjusted Bond Fund A	$	24,851,056
7,731,857	Great-West Bond Index Fund Initial Class(a)		107,086,213
9,831,683	Great-West Federated Bond Fund Initial Class(a)		107,165,350
4,709,481	Great-West Putnam High Yield Bond Fund Initial Class(a)		40,595,729
1,084,957	Great-West Short Duration Bond Fund Initial Class(a)		11,370,344
2,385,705	Great-West Templeton Global Bond Fund Initial Class(a)		23,594,626
1,286,732	Metropolitan West High Yield Bond Fund		13,626,489
3,636,807	Oppenheimer International Bond Fund A		23,675,614

TOTAL BOND MUTUAL FUNDS — 31.84% (Cost $349,671,044)		$	351,965,421

EQUITY MUTUAL FUNDS
360,070	Allianz NFJ Small Cap Value Fund A		11,493,446
557,898	Cohen & Steers International Realty Fund		6,572,041
417,415	Goldman Sachs Mid Cap Value Fund A		18,357,924
2,547,405	Great-West American Century Growth Fund Initial Class(a)		29,677,266
7,092,592	Great-West International Index Fund Initial Class(a)		71,209,624
3,228,679	Great-West Janus Large Cap Growth Fund Initial Class(a)		29,606,989
458,226	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)		11,487,726
1,378,944	Great-West MFS International Growth Fund Initial Class(a)		15,995,751
2,048,803	Great-West MFS International Value Fund Initial Class(a)		19,648,019
2,851,161	Great-West Putnam Equity Income Fund Initial Class(a)		36,124,208
2,443,400	Great-West Real Estate Index Fund Initial Class(a)		27,121,737
9,341,914	Great-West S&P 500® Index Fund Initial Class(a)		131,534,145
4,555,651	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)		56,626,737
3,274,445	Great-West S&P Small Cap 600® Index Fund Initial Class(a)		35,331,265

Shares			Value

Equity Mutual Funds — (continued)
1,987,675		Great-West T. Rowe Price Equity Income Fund Initial Class(a)	$	36,155,803
705,232		Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)		13,850,752
312,794		Harbor International Fund Investor		19,637,210
347,746		Invesco Developing Markets Fund R5		12,042,464
538,406		Invesco Global Real Estate Fund R5		6,590,091
528,889		Invesco International Growth Fund R5		16,020,061
334,447		Invesco Small Cap Discovery Fund A		3,759,185
777,968		Janus Perkins Mid Cap Value Fund S		18,383,381
440,565		Janus Triton Fund		8,639,479
600,468		Nuveen Real Estate Securities Fund		13,558,580
790,351		Oppenheimer Developing Markets Fund A		27,923,107
2,030,140		PIMCO Real Return Fund		24,869,214
604,138		T. Rowe Price Real Estate Fund		13,520,604
246,979		Third Avenue Real Estate Value Fund		6,532,588
261,779		Wells Fargo Advantage Common Stock Fund A		5,861,222

TOTAL EQUITY MUTUAL FUNDS — 65.87% (Cost $648,128,893)			$	728,130,619

MONEY MARKET FUND
7,058,361		Great-West Money Market Fund(a)		7,058,361

TOTAL MONEY MARKET FUND — 0.64% (Cost $7,058,361)			$	7,058,361

Account Balance

FIXED INTEREST CONTRACT
18,419,703	(b)	Great-West Life & Annuity Contract(a) 1.50% (c)		18,419,703

TOTAL FIXED INTEREST CONTRACT — 1.67% (Cost $18,419,703)			$	18,419,703

TOTAL INVESTMENTS — 100.02% (Cost $1,023,278,001)			$	1,105,574,104

OTHER ASSETS & LIABILITIES, NET — (0.02)%			$	(169,720)

TOTAL NET ASSETS — 100.00%			$	1,105,404,384

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 28, 2013.

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2025 FUND III

Schedule of Investments

As of March 28, 2013 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
62,614	American Century Inflation Adjusted Bond Fund A	$	822,123
252,313	Great-West Bond Index Fund Initial Class(a)		3,494,531
323,556	Great-West Federated Bond Fund Initial Class(a)		3,526,764
154,877	Great-West Putnam High Yield Bond Fund Initial Class(a)		1,335,040
35,571	Great-West Short Duration Bond Fund Initial Class(a)		372,785
78,672	Great-West Templeton Global Bond Fund Initial Class(a)		778,071
42,380	Metropolitan West High Yield Bond Fund		448,800
119,994	Oppenheimer International Bond Fund A		781,159

TOTAL BOND MUTUAL FUNDS — 20.07% (Cost $11,513,010)		$	11,559,273

EQUITY MUTUAL FUNDS
23,092	Allianz NFJ Small Cap Value Fund A		737,098
34,521	Cohen & Steers International Realty Fund		406,655
26,617	Goldman Sachs Mid Cap Value Fund A		1,170,635
162,807	Great-West American Century Growth Fund Initial Class(a)		1,896,701
451,783	Great-West International Index Fund Initial Class(a)		4,535,901
205,981	Great-West Janus Large Cap Growth Fund Initial Class(a)		1,888,850
29,355	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)		735,920
88,150	Great-West MFS International Growth Fund Initial Class(a)		1,022,545
130,616	Great-West MFS International Value Fund Initial Class(a)		1,252,603
182,133	Great-West Putnam Equity Income Fund Initial Class(a)		2,307,624
133,544	Great-West Real Estate Index Fund Initial Class(a)		1,482,335
597,113	Great-West S&P 500® Index Fund Initial Class(a)		8,407,351
291,256	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)		3,620,307
209,278	Great-West S&P Small Cap 600® Index Fund Initial Class(a)		2,258,104

Shares			Value

Equity Mutual Funds — (continued)
127,081		Great-West T. Rowe Price Equity Income Fund Initial Class(a)	$	2,311,604
45,047		Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)		884,732
19,952		Harbor International Fund Investor		1,252,557
22,128		Invesco Developing Markets Fund R5		766,308
33,213		Invesco Global Real Estate Fund R5		406,533
33,809		Invesco International Growth Fund R5		1,024,073
21,008		Invesco Small Cap Discovery Fund A		236,132
49,615		Janus Perkins Mid Cap Value Fund S		1,172,395
28,568		Janus Triton Fund		560,213
32,816		Nuveen Real Estate Securities Fund		740,986
50,314		Oppenheimer Developing Markets Fund A		1,777,609
66,684		PIMCO Real Return Fund		816,874
33,022		T. Rowe Price Real Estate Fund		739,036
15,275		Third Avenue Real Estate Value Fund		404,030
16,734		Wells Fargo Advantage Common Stock Fund A		374,684

TOTAL EQUITY MUTUAL FUNDS — 78.48% (Cost $39,774,928)			$	45,190,395

MONEY MARKET FUND
234,787		Great-West Money Market Fund(a)		234,787

TOTAL MONEY MARKET FUND — 0.41% (Cost $234,787)			$	234,787

Account Balance

FIXED INTEREST CONTRACT
607,145	(b)	Great-West Life & Annuity Contract(a) 1.50% (c)		607,145

TOTAL FIXED INTEREST CONTRACT — 1.05% (Cost $607,145)			$	607,145

TOTAL INVESTMENTS — 100.01% (Cost $52,129,870)			$	57,591,600

OTHER ASSETS & LIABILITIES, NET — (0.01)%			$	(5,882)

TOTAL NET ASSETS — 100.00%			$	57,585,718

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 28, 2013.

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2035 FUND I

Schedule of Investments

As of March 28, 2013 (Unaudited)

Shares			Value

BOND MUTUAL FUNDS
117,252	American Century Inflation Adjusted Bond Fund A	$	1,539,512
1,269,811	Great-West Bond Index Fund Initial Class(a)		17,586,890
1,612,983	Great-West Federated Bond Fund Initial Class(a)		17,581,511
767,823	Great-West Putnam High Yield Bond Fund Initial Class(a)		6,618,633
67,720	Great-West Short Duration Bond Fund Initial Class(a)		709,708
413,953	Great-West Templeton Global Bond Fund Initial Class(a)		4,093,996
209,217	Metropolitan West High Yield Bond Fund		2,215,604
631,639	Oppenheimer International Bond Fund A		4,111,970

TOTAL BOND MUTUAL FUNDS — 27.54% (Cost $54,051,447)		$	54,457,824

EQUITY MUTUAL FUNDS
79,899	Allianz NFJ Small Cap Value Fund A		2,550,361
84,148	Cohen & Steers International Realty Fund		991,269
79,256	Goldman Sachs Mid Cap Value Fund A		3,485,693
483,219	Great-West American Century Growth Fund Initial Class(a)		5,629,502
1,567,931	Great-West International Index Fund Initial Class(a)		15,742,026
612,987	Great-West Janus Large Cap Growth Fund Initial Class(a)		5,621,093
101,623	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)		2,547,682
305,190	Great-West MFS International Growth Fund Initial Class(a)		3,540,202
451,750	Great-West MFS International Value Fund Initial Class(a)		4,332,285
542,875	Great-West Putnam Equity Income Fund Initial Class(a)		6,878,232
380,406	Great-West Real Estate Index Fund Initial Class(a)		4,222,509
1,767,990	Great-West S&P 500® Index Fund Initial Class(a)		24,893,303
866,744	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)		10,773,628
726,038	Great-West S&P Small Cap 600® Index Fund Initial Class(a)		7,833,952

Shares				Value

Equity Mutual Funds — (continued)
378,790		Great-West T. Rowe Price Equity Income Fund Initial Class(a)	$	6,890,187
134,364		Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)		2,638,903
69,009		Harbor International Fund Investor		4,332,353
87,975		Invesco Developing Markets Fund R5		3,046,570
81,184		Invesco Global Real Estate Fund R5		993,698
116,948		Invesco International Growth Fund R5		3,542,352
73,931		Invesco Small Cap Discovery Fund A		830,983
147,612		Janus Perkins Mid Cap Value Fund S		3,488,081
99,092		Janus Triton Fund		1,943,200
93,896		Nuveen Real Estate Securities Fund		2,120,171
200,244		Oppenheimer Developing Markets Fund A		7,074,608
125,755		PIMCO Real Return Fund		1,540,503
93,915		T. Rowe Price Real Estate Fund		2,101,814
37,467		Third Avenue Real Estate Value Fund		991,005
50,407		Wells Fargo Advantage Common Stock Fund A		1,128,602

TOTAL EQUITY MUTUAL FUNDS — 71.67% (Cost $125,782,412)			$	141,704,767

MONEY MARKET FUND
433,208		Great-West Money Market Fund(a)		433,208

TOTAL MONEY MARKET FUND — 0.22% (Cost $433,208)			$	433,208

Account Balance

FIXED INTEREST CONTRACT
1,142,275	(b)	Great-West Life & Annuity Contract(a) 1.50% (c)		1,142,275

TOTAL FIXED INTEREST CONTRACT — 0.58% (Cost $1,142,275)			$	1,142,275

TOTAL INVESTMENTS — 100.01% (Cost $181,409,342)			$	197,738,074

OTHER ASSETS & LIABILITIES, NET — (0.01)%			$	(28,281)

TOTAL NET ASSETS — 100.00%			$	197,709,793

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 28, 2013.

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2035 FUND II

Schedule of Investments

As of March 28, 2013 (Unaudited)

Shares		Value
BOND MUTUAL FUNDS
248,524	American Century Inflation Adjusted Bond Fund A	$	3,263,123
2,680,959	Great-West Bond Index Fund Initial Class(a)		37,131,278
3,406,475	Great-West Federated Bond Fund Initial Class(a)		37,130,585
1,622,026	Great-West Putnam High Yield Bond Fund Initial Class(a)		13,981,864
140,831	Great-West Short Duration Bond Fund Initial Class(a)		1,475,905
879,552	Great-West Templeton Global Bond Fund Initial Class(a)		8,698,771
441,974	Metropolitan West High Yield Bond Fund		4,680,502
1,340,634	Oppenheimer International Bond Fund A		8,727,528

TOTAL BOND MUTUAL FUNDS — 14.81% (Cost $114,357,356)		$	115,089,556

EQUITY MUTUAL FUNDS
377,297	Allianz NFJ Small Cap Value Fund A		12,043,306
397,560	Cohen & Steers International Realty Fund		4,683,258
374,616	Goldman Sachs Mid Cap Value Fund A		16,475,591
2,281,645	Great-West American Century Growth Fund Initial Class(a)		26,581,165
7,413,932	Great-West International Index Fund Initial Class(a)		74,435,876
2,898,303	Great-West Janus Large Cap Growth Fund Initial Class(a)		26,577,439
480,355	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)		12,042,505
1,446,976	Great-West MFS International Growth Fund Initial Class(a)		16,784,915
2,139,310	Great-West MFS International Value Fund Initial Class(a)		20,515,986
2,563,427	Great-West Putnam Equity Income Fund Initial Class(a)		32,478,620
1,527,848	Great-West Real Estate Index Fund Initial Class(a)		16,959,116
8,328,165	Great-West S&P 500® Index Fund Initial Class(a)		117,260,567
4,071,780	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)		50,612,229
3,434,290	Great-West S&P Small Cap 600® Index Fund Initial Class(a)		37,055,993

Shares			Value

Equity Mutual Funds — (continued)
1,785,846		Great-West T. Rowe Price Equity Income Fund Initial Class(a)	$	32,484,540
633,261		Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)		12,437,249
326,782		Harbor International Fund Investor		20,515,376
414,142		Invesco Developing Markets Fund R5		14,341,721
383,207		Invesco Global Real Estate Fund R5		4,690,453
554,180		Invesco International Growth Fund R5		16,786,106
345,667		Invesco Small Cap Discovery Fund A		3,885,293
697,285		Janus Perkins Mid Cap Value Fund S		16,476,840
467,701		Janus Triton Fund		9,171,619
377,133		Nuveen Real Estate Securities Fund		8,515,652
945,845		Oppenheimer Developing Markets Fund A		33,416,718
260,224		PIMCO Real Return Fund		3,187,742
378,621		T. Rowe Price Real Estate Fund		8,473,544
176,318		Third Avenue Real Estate Value Fund		4,663,615
236,019		Wells Fargo Advantage Common Stock Fund A		5,284,461

TOTAL EQUITY MUTUAL FUNDS — 84.78% (Cost $586,158,951)			$	658,837,495

MONEY MARKET FUND
932,107		Great-West Money Market Fund(a)		932,107

TOTAL MONEY MARKET FUND — 0.12% (Cost $932,107)			$	932,107

Account Balance

FIXED INTEREST CONTRACT
2,407,978	(b)	Great-West Life & Annuity Contract(a) 1.50% (c)		2,407,978

TOTAL FIXED INTEREST CONTRACT — 0.31% (Cost $2,407,978)			$	2,407,978

TOTAL INVESTMENTS — 100.02% (Cost $703,856,392)			$	777,267,136

OTHER ASSETS & LIABILITIES, NET — (0.02)%			$	(118,818)

TOTAL NET ASSETS — 100.00%			$	777,148,318

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 28, 2013.

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2035 FUND III

Schedule of Investments

As of March 28, 2013 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
8,624	American Century Inflation Adjusted Bond Fund A	$	113,228
93,392	Great-West Bond Index Fund Initial Class(a)		1,293,481
118,594	Great-West Federated Bond Fund Initial Class(a)		1,292,678
56,944	Great-West Putnam High Yield Bond Fund Initial Class(a)		490,856
4,847	Great-West Short Duration Bond Fund Initial Class(a)		50,795
30,747	Great-West Templeton Global Bond Fund Initial Class(a)		304,088
15,515	Metropolitan West High Yield Bond Fund		164,304
46,889	Oppenheimer International Bond Fund A		305,251

TOTAL BOND MUTUAL FUNDS — 7.08% (Cost $3,999,258)		$	4,014,681

EQUITY MUTUAL FUNDS
30,162	Allianz NFJ Small Cap Value Fund A		962,771
33,992	Cohen & Steers International Realty Fund		400,427
30,039	Goldman Sachs Mid Cap Value Fund A		1,321,123
183,475	Great-West American Century Growth Fund Initial Class(a)		2,137,478
591,457	Great-West International Index Fund Initial Class(a)		5,938,226
232,214	Great-West Janus Large Cap Growth Fund Initial Class(a)		2,129,407
38,347	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)		961,363
115,406	Great-West MFS International Growth Fund Initial Class(a)		1,338,713
170,898	Great-West MFS International Value Fund Initial Class(a)		1,638,912
205,007	Great-West Putnam Equity Income Fund Initial Class(a)		2,597,440
113,612	Great-West Real Estate Index Fund Initial Class(a)		1,261,091
671,015	Great-West S&P 500® Index Fund Initial Class(a)		9,447,887
328,084	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)		4,078,086
274,451	Great-West S&P Small Cap 600® Index Fund Initial Class(a)		2,961,322

Shares			Value

Equity Mutual Funds — (continued)
143,043		Great-West T. Rowe Price Equity Income Fund Initial Class(a)	$	2,601,958
50,660		Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)		994,958
26,091		Harbor International Fund Investor		1,638,019
33,296		Invesco Developing Markets Fund R5		1,153,048
32,736		Invesco Global Real Estate Fund R5		400,695
44,279		Invesco International Growth Fund R5		1,341,209
27,716		Invesco Small Cap Discovery Fund A		311,527
55,992		Janus Perkins Mid Cap Value Fund S		1,323,088
37,356		Janus Triton Fund		732,554
28,047		Nuveen Real Estate Securities Fund		633,290
75,828		Oppenheimer Developing Markets Fund A		2,678,996
9,249		PIMCO Real Return Fund		113,297
27,956		T. Rowe Price Real Estate Fund		625,652
15,025		Third Avenue Real Estate Value Fund		397,402
18,985		Wells Fargo Advantage Common Stock Fund A		425,082

TOTAL EQUITY MUTUAL FUNDS — 92.72% (Cost $46,425,218)			$	52,545,021

MONEY MARKET FUND
33,833		Great-West Money Market Fund(a)		33,833

TOTAL MONEY MARKET FUND — 0.06% (Cost $33,833)			$	33,833

Account Balance

FIXED INTEREST CONTRACT
84,602	(b)	Great-West Life & Annuity Contract(a) 1.50% (c)		84,602

TOTAL FIXED INTEREST CONTRACT — 0.15% (Cost $84,602)			$	84,602

TOTAL INVESTMENTS — 100.01% (Cost $50,542,911)			$	56,678,137

OTHER ASSETS & LIABILITIES, NET — (0.01)%			$	(5,722)

TOTAL NET ASSETS — 100.00%			$	56,672,415

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 28, 2013.

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2045 FUND I

Schedule of Investments

As of March 28, 2013 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
393,044	Great-West Bond Index Fund Initial Class(a)	$	5,443,653
499,398	Great-West Federated Bond Fund Initial Class(a)		5,443,443
237,205	Great-West Putnam High Yield Bond Fund Initial Class(a)		2,044,707
138,723	Great-West Templeton Global Bond Fund Initial Class(a)		1,371,968
64,635	Metropolitan West High Yield Bond Fund		684,485
211,607	Oppenheimer International Bond Fund A		1,377,565

TOTAL BOND MUTUAL FUNDS — 17.25% (Cost $16,231,414)		$	16,365,821

EQUITY MUTUAL FUNDS
48,401	Allianz NFJ Small Cap Value Fund A		1,544,957
40,479	Cohen & Steers International Realty Fund		476,846
41,856	Goldman Sachs Mid Cap Value Fund A		1,840,830
255,130	Great-West American Century Growth Fund Initial Class(a)		2,972,269
953,952	Great-West International Index Fund Initial Class(a)		9,577,674
323,932	Great-West Janus Large Cap Growth Fund Initial Class(a)		2,970,452
61,606	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)		1,544,463
185,723	Great-West MFS International Growth Fund Initial Class(a)		2,154,384
275,181	Great-West MFS International Value Fund Initial Class(a)		2,638,984
285,803	Great-West Putnam Equity Income Fund Initial Class(a)		3,621,126
167,914	Great-West Real Estate Index Fund Initial Class(a)		1,863,848

Shares		Value

Equity Mutual Funds — (continued)
933,463	Great-West S&P 500® Index Fund Initial Class(a)	$	13,143,164
456,045	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)		5,668,643
440,649	Great-West S&P Small Cap 600® Index Fund Initial Class(a)		4,754,604
199,254	Great-West T. Rowe Price Equity Income Fund Initial Class(a)		3,624,437
70,647	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)		1,387,497
42,035	Harbor International Fund Investor		2,638,948
60,828	Invesco Developing Markets Fund R5		2,106,455
39,042	Invesco Global Real Estate Fund R5		477,877
71,122	Invesco International Growth Fund R5		2,154,298
44,709	Invesco Small Cap Discovery Fund A		502,531
77,929	Janus Perkins Mid Cap Value Fund S		1,841,459
59,558	Janus Triton Fund		1,167,927
41,344	Nuveen Real Estate Securities Fund		933,537
138,715	Oppenheimer Developing Markets Fund A		4,900,808
41,529	T. Rowe Price Real Estate Fund		929,427
17,948	Third Avenue Real Estate Value Fund		474,728
26,275	Wells Fargo Advantage Common Stock Fund A		588,289

TOTAL EQUITY MUTUAL FUNDS — 82.76% (Cost $69,867,891)		$	78,500,462

TOTAL INVESTMENTS — 100.01% (Cost $86,099,305)		$	94,866,283

OTHER ASSETS & LIABILITIES, NET — (0.01)%		$	(13,340)

TOTAL NET ASSETS — 100.00%		$	94,852,943

(a)	Issuer is considered an affiliate of the Fund.

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2045 FUND II

Schedule of Investments

As of March 28, 2013 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
795,029	Great-West Bond Index Fund Initial Class(a)	$	11,011,152
1,010,104	Great-West Federated Bond Fund Initial Class(a)		11,010,129
480,550	Great-West Putnam High Yield Bond Fund Initial Class(a)		4,142,343
279,115	Great-West Templeton Global Bond Fund Initial Class(a)		2,760,450
130,943	Metropolitan West High Yield Bond Fund		1,386,686
425,580	Oppenheimer International Bond Fund A		2,770,524

TOTAL BOND MUTUAL FUNDS — 8.85% (Cost $32,840,789)		$	33,081,284

EQUITY MUTUAL FUNDS
211,806	Allianz NFJ Small Cap Value Fund A		6,760,848
191,866	Cohen & Steers International Realty Fund		2,260,186
181,839	Goldman Sachs Mid Cap Value Fund A		7,997,297
1,110,322	Great-West American Century Growth Fund Initial Class(a)		12,935,250
4,153,763	Great-West International Index Fund Initial Class(a)		41,703,785
1,409,735	Great-West Janus Large Cap Growth Fund Initial Class(a)		12,927,272
269,601	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)		6,758,898
808,145	Great-West MFS International Growth Fund Initial Class(a)		9,374,478
1,195,935	Great-West MFS International Value Fund Initial Class(a)		11,469,018
1,246,945	Great-West Putnam Equity Income Fund Initial Class(a)		15,798,793
653,033	Great-West Real Estate Index Fund Initial Class(a)		7,248,663

Shares		Value

Equity Mutual Funds — (continued)
4,066,173	Great-West S&P 500® Index Fund Initial Class(a)	$	57,251,710
1,984,895	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)		24,672,244
1,923,670	Great-West S&P Small Cap 600® Index Fund Initial Class(a)		20,756,398
868,994	Great-West T. Rowe Price Equity Income Fund Initial Class(a)		15,807,001
306,626	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)		6,022,135
182,646	Harbor International Fund Investor		11,466,507
265,908	Invesco Developing Markets Fund R5		9,208,406
184,808	Invesco Global Real Estate Fund R5		2,262,054
309,618	Invesco International Growth Fund R5		9,378,331
192,792	Invesco Small Cap Discovery Fund A		2,166,976
338,557	Janus Perkins Mid Cap Value Fund S		8,000,109
259,304	Janus Triton Fund		5,084,958
161,405	Nuveen Real Estate Securities Fund		3,644,519
604,085	Oppenheimer Developing Markets Fund A		21,342,309
160,526	T. Rowe Price Real Estate Fund		3,592,566
84,812	Third Avenue Real Estate Value Fund		2,243,288
115,168	Wells Fargo Advantage Common Stock Fund A		2,578,608

TOTAL EQUITY MUTUAL FUNDS — 91.17% (Cost $304,301,703)		$	340,712,607

TOTAL INVESTMENTS — 100.02% (Cost $337,142,492)		$	373,793,891

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$	(56,499)

TOTAL NET ASSETS — 100.00%		$	373,737,392

(a)	Issuer is considered an affiliate of the Fund.

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2045 FUND III

Schedule of Investments

As of March 28, 2013 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
41,218	Great-West Bond Index Fund Initial Class(a)	$	570,873
52,345	Great-West Federated Bond Fund Initial Class(a)		570,554
25,135	Great-West Putnam High Yield Bond Fund Initial Class(a)		216,659
14,476	Great-West Templeton Global Bond Fund Initial Class(a)		143,171
6,954	Metropolitan West High Yield Bond Fund		73,642
22,077	Oppenheimer International Bond Fund A		143,724

TOTAL BOND MUTUAL FUNDS — 5.13% (Cost $1,711,065)		$	1,718,623

EQUITY MUTUAL FUNDS
19,702	Allianz NFJ Small Cap Value Fund A		628,881
20,076	Cohen & Steers International Realty Fund		236,495
16,974	Goldman Sachs Mid Cap Value Fund A		746,514
103,653	Great-West American Century Growth Fund Initial Class(a)		1,207,558
385,899	Great-West International Index Fund Initial Class(a)		3,874,430
131,253	Great-West Janus Large Cap Growth Fund Initial Class(a)		1,203,588
25,055	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)		628,132
75,328	Great-West MFS International Growth Fund Initial Class(a)		873,811
111,371	Great-West MFS International Value Fund Initial Class(a)		1,068,049
116,041	Great-West Putnam Equity Income Fund Initial Class(a)		1,470,244
57,376	Great-West Real Estate Index Fund Initial Class(a)		636,869

Shares		Value

Equity Mutual Funds — (continued)
378,967	Great-West S&P 500® Index Fund Initial Class(a)	$	5,335,849
185,585	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)		2,306,827
178,855	Great-West S&P Small Cap 600® Index Fund Initial Class(a)		1,929,842
80,959	Great-West T. Rowe Price Equity Income Fund Initial Class(a)		1,472,643
28,709	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)		563,847
16,998	Harbor International Fund Investor		1,067,114
24,845	Invesco Developing Markets Fund R5		860,373
19,362	Invesco Global Real Estate Fund R5		236,991
28,910	Invesco International Growth Fund R5		875,673
18,165	Invesco Small Cap Discovery Fund A		204,172
31,637	Janus Perkins Mid Cap Value Fund S		747,591
24,122	Janus Triton Fund		473,024
14,173	Nuveen Real Estate Securities Fund		320,035
56,475	Oppenheimer Developing Markets Fund A		1,995,280
14,113	T. Rowe Price Real Estate Fund		315,851
8,873	Third Avenue Real Estate Value Fund		234,704
10,767	Wells Fargo Advantage Common Stock Fund A		241,075

TOTAL EQUITY MUTUAL FUNDS — 94.88% (Cost $28,208,007)		$	31,755,462

TOTAL INVESTMENTS — 100.01% (Cost $29,919,072)		$	33,474,085

OTHER ASSETS & LIABILITIES, NET — (0.01)%		$	(3,335)

TOTAL NET ASSETS — 100.00%		$	33,470,750

(a)	Issuer is considered an affiliate of the Fund.

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2055 FUND I

Schedule of Investments

As of March 28, 2013 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
88,350	Great-West Bond Index Fund Initial Class(a)	$	1,223,652
112,262	Great-West Federated Bond Fund Initial Class(a)		1,223,652
53,342	Great-West Putnam High Yield Bond Fund Initial Class(a)		459,812
36,838	Great-West Templeton Global Bond Fund Initial Class(a)		364,329
14,534	Metropolitan West High Yield Bond Fund		153,916
56,137	Oppenheimer International Bond Fund A		365,448

TOTAL BOND MUTUAL FUNDS — 15.09% (Cost $3,765,060)		$	3,790,809

EQUITY MUTUAL FUNDS
13,933	Allianz NFJ Small Cap Value Fund A		444,743
10,665	Cohen & Steers International Realty Fund		125,629
10,512	Goldman Sachs Mid Cap Value Fund A		462,339
64,274	Great-West American Century Growth Fund Initial Class(a)		748,788
275,547	Great-West International Index Fund Initial Class(a)		2,766,493
81,656	Great-West Janus Large Cap Growth Fund Initial Class(a)		748,790
17,740	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)		444,741
53,720	Great-West MFS International Growth Fund Initial Class(a)		623,156
79,396	Great-West MFS International Value Fund Initial Class(a)		761,409
72,188	Great-West Putnam Equity Income Fund Initial Class(a)		914,616
40,746	Great-West Real Estate Index Fund Initial Class(a)		452,284

Shares		Value

Equity Mutual Funds — (continued)
235,921	Great-West S&P 500® Index Fund Initial Class(a)	$	3,321,773
114,641	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)		1,424,985
126,680	Great-West S&P Small Cap 600® Index Fund Initial Class(a)		1,366,880
50,282	Great-West T. Rowe Price Equity Income Fund Initial Class(a)		914,626
17,784	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)		349,269
12,129	Harbor International Fund Investor		761,467
19,881	Invesco Developing Markets Fund R5		688,469
10,264	Invesco Global Real Estate Fund R5		125,632
20,573	Invesco International Growth Fund R5		623,154
12,742	Invesco Small Cap Discovery Fund A		143,223
19,566	Janus Perkins Mid Cap Value Fund S		462,339
17,042	Janus Triton Fund		334,192
10,069	Nuveen Real Estate Securities Fund		227,354
45,374	Oppenheimer Developing Markets Fund A		1,603,068
10,105	T. Rowe Price Real Estate Fund		226,141
4,750	Third Avenue Real Estate Value Fund		125,636
6,621	Wells Fargo Advantage Common Stock Fund A		148,250

TOTAL EQUITY MUTUAL FUNDS — 84.92% (Cost $19,194,540)		$	21,339,446

TOTAL INVESTMENTS — 100.01% (Cost $22,959,600)		$	25,130,255

OTHER ASSETS & LIABILITIES, NET — (0.01)%		$	(3,368)

TOTAL NET ASSETS — 100.00%		$	25,126,887

(a)	Issuer is considered an affiliate of the Fund.

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2055 FUND II

Schedule of Investments

As of March 28, 2013 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
161,985	Great-West Bond Index Fund Initial Class(a)	$	2,243,489
205,796	Great-West Federated Bond Fund Initial Class(a)		2,243,178
98,437	Great-West Putnam High Yield Bond Fund Initial Class(a)		848,522
67,400	Great-West Templeton Global Bond Fund Initial Class(a)		666,590
27,095	Metropolitan West High Yield Bond Fund		286,935
102,733	Oppenheimer International Bond Fund A		668,793

TOTAL BOND MUTUAL FUNDS — 8.03% (Cost $6,910,648)		$	6,957,507

EQUITY MUTUAL FUNDS
52,402	Allianz NFJ Small Cap Value Fund A		1,672,672
43,637	Cohen & Steers International Realty Fund		514,048
39,622	Goldman Sachs Mid Cap Value Fund A		1,742,596
241,218	Great-West American Century Growth Fund Initial Class(a)		2,810,186
1,033,339	Great-West International Index Fund Initial Class(a)		10,374,723
306,235	Great-West Janus Large Cap Growth Fund Initial Class(a)		2,808,175
66,704	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)		1,672,271
201,650	Great-West MFS International Growth Fund Initial Class(a)		2,339,139
298,136	Great-West MFS International Value Fund Initial Class(a)		2,859,127
270,833	Great-West Putnam Equity Income Fund Initial Class(a)		3,431,449
133,048	Great-West Real Estate Index Fund Initial Class(a)		1,476,827

Shares		Value

Equity Mutual Funds — (continued)
879,854	Great-West S&P 500® Index Fund Initial Class(a)	$	12,388,349
431,401	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)		5,362,309
475,297	Great-West S&P Small Cap 600® Index Fund Initial Class(a)		5,128,456
188,720	Great-West T. Rowe Price Equity Income Fund Initial Class(a)		3,432,814
66,696	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)		1,309,913
45,542	Harbor International Fund Investor		2,859,119
75,085	Invesco Developing Markets Fund R5		2,600,192
42,145	Invesco Global Real Estate Fund R5		515,852
77,251	Invesco International Growth Fund R5		2,339,941
47,820	Invesco Small Cap Discovery Fund A		537,497
73,770	Janus Perkins Mid Cap Value Fund S		1,743,189
64,569	Janus Triton Fund		1,266,206
32,796	Nuveen Real Estate Securities Fund		740,525
170,392	Oppenheimer Developing Markets Fund A		6,019,949
32,944	T. Rowe Price Real Estate Fund		737,286
19,343	Third Avenue Real Estate Value Fund		511,631
25,167	Wells Fargo Advantage Common Stock Fund A		563,498

TOTAL EQUITY MUTUAL FUNDS — 91.99% (Cost $72,006,444)		$	79,757,939

TOTAL INVESTMENTS — 100.02% (Cost $78,917,092)		$	86,715,446

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$	(13,129)

TOTAL NET ASSETS — 100.00%		$	86,702,317

(a)	Issuer is considered an affiliate of the Fund.

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2055 FUND III

Schedule of Investments

As of March 28, 2013 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
4,159	Great-West Bond Index Fund Initial Class(a)	$	57,601
5,282	Great-West Federated Bond Fund Initial Class(a)		57,581
2,555	Great-West Putnam High Yield Bond Fund Initial Class(a)		22,024
1,722	Great-West Templeton Global Bond Fund Initial Class(a)		17,028
707	Metropolitan West High Yield Bond Fund		7,492
2,628	Oppenheimer International Bond Fund A		17,106

TOTAL BOND MUTUAL FUNDS — 5.02% (Cost $178,833)		$	178,832

EQUITY MUTUAL FUNDS
2,220	Allianz NFJ Small Cap Value Fund A		70,861
2,073	Cohen & Steers International Realty Fund		24,418
1,677	Goldman Sachs Mid Cap Value Fund A		73,736
10,251	Great-West American Century Growth Fund Initial Class(a)		119,422
43,835	Great-West International Index Fund Initial Class(a)		440,106
13,005	Great-West Janus Large Cap Growth Fund Initial Class(a)		119,256
2,823	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)		70,772
8,549	Great-West MFS International Growth Fund Initial Class(a)		99,175
12,646	Great-West MFS International Value Fund Initial Class(a)		121,276
11,510	Great-West Putnam Equity Income Fund Initial Class(a)		145,828
5,128	Great-West Real Estate Index Fund Initial Class(a)		56,916

Shares		Value

Equity Mutual Funds — (continued)
37,450	Great-West S&P 500® Index Fund Initial Class(a)	$	527,302
18,362	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)		228,237
20,195	Great-West S&P Small Cap 600® Index Fund Initial Class(a)		217,907
8,027	Great-West T. Rowe Price Equity Income Fund Initial Class(a)		146,011
2,855	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)		56,063
1,930	Harbor International Fund Investor		121,194
3,181	Invesco Developing Markets Fund R5		110,169
1,997	Invesco Global Real Estate Fund R5		24,443
3,278	Invesco International Growth Fund R5		99,286
2,028	Invesco Small Cap Discovery Fund A		22,797
3,124	Janus Perkins Mid Cap Value Fund S		73,810
2,732	Janus Triton Fund		53,576
1,268	Nuveen Real Estate Securities Fund		28,635
7,240	Oppenheimer Developing Markets Fund A		255,805
1,261	T. Rowe Price Real Estate Fund		28,214
918	Third Avenue Real Estate Value Fund		24,270
1,067	Wells Fargo Advantage Common Stock Fund A		23,886

TOTAL EQUITY MUTUAL FUNDS — 94.99% (Cost $3,072,571)		$	3,383,371

TOTAL INVESTMENTS — 100.01% (Cost $3,251,404)		$	3,562,203

OTHER ASSETS & LIABILITIES, NET — (0.01)%		$	(423)

TOTAL NET ASSETS — 100.00%		$	3,561,780

(a)	Issuer is considered an affiliate of the Fund.

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

Notes to Schedule of Investments

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-four funds. Interests in the Great-West Lifetime 2015 Fund I, the Great-West Lifetime 2015 Fund II, the Great-West Lifetime 2015 Fund III, the Great-West Lifetime 2025 Fund I, the Great-West Lifetime 2025 Fund II, the Great-West Lifetime 2025 Fund III, the Great-West Lifetime 2035 Fund I, the Great-West Lifetime 2035 Fund II, the Great-West Lifetime 2035 Fund III, the Great-West Lifetime 2045 Fund I, the Great-West Lifetime 2045 Fund II, the Great-West Lifetime 2045 Fund III, the Great-West Lifetime 2055 Fund I, the Great-West Lifetime 2055 Fund II, and the Great-West Lifetime 2055 Fund III (each a Fund, collectively the Funds) are included herein and are represented by separate classes of beneficial interest of Great-West Funds. The investment objective of each Fund is to seek capital appreciation and income consistent with its current asset allocation. There are three risk profile options for each available year designated in the name of each Fund. The Fund I series are generally expected to pursue a more conservative allocation strategy relative to the Fund II or Fund III series. The Fund II series are generally expected to pursue a more moderate allocation strategy relative to the Fund I or Fund III series. The Fund III series are generally expected to pursue a more aggressive allocation strategy relative to the Fund I or Fund II series. After the transition year, noted in the name of the Fund, the investment objective is to seek income and secondarily, capital growth. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, and to college savings programs.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Funds.

Security Valuation

Investments in shares of the underlying mutual funds are valued at their net asset value as reported by the underlying mutual fund.

Investments in the Great-West Life & Annuity Contract (GWL&A Contract) are valued at the amount of net deposits, determined on a daily basis. The investment in the GWL&A Contract is a guaranteed account invested in the general account of Great-West Life & Annuity Insurance Company (GWL&A).

The Funds classify valuations into three levels based upon the transparency of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

  March 28, 2013

As of March 28, 2013, the inputs used to value the Fund’s investments are detailed in the following tables. The Funds recognize transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

Great-West Lifetime 2015 Fund I

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$106,711,904	$—	$—	$106,711,904
Equity Mutual Funds	85,653,963	—	—	85,653,963
Money Market Fund	3,764,205	—	—	3,764,205
Fixed Interest Contract	—	—	9,792,053	9,792,053

Total Investments	$196,130,072	$0	$9,792,053	$205,922,125

Great-West Lifetime 2015 Fund II

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$359,939,010	$—	$—	$359,939,010
Equity Mutual Funds	417,544,090	—	—	417,544,090
Money Market Fund	12,741,484	—	—	12,741,484
Fixed Interest Contract	—	—	33,051,878	33,051,878

Total Investments	$790,224,584	$0	$33,051,878	$823,276,462

Great-West Lifetime 2015 Fund III

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$8,682,429	$—	$—	$8,682,429
Equity Mutual Funds	14,484,714	—	—	14,484,714
Money Market Fund	306,856	—	—	306,856
Fixed Interest Contract	—	—	795,134	795,134

Total Investments	$23,473,999	$0	$795,134	$24,269,133

Great-West Lifetime 2025 Fund I

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$118,440,421	$—	$—	$118,440,421
Equity Mutual Funds	140,440,240	—	—	140,440,240
Money Market Fund	2,400,397	—	—	2,400,397
Fixed Interest Contract	—	—	6,215,290	6,215,290

Total Investments	$261,281,058	$0	$6,215,290	$267,496,348

  March 28, 2013

Great-West Lifetime 2025 Fund II

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$351,965,421	$—	$—	$351,965,421
Equity Mutual Funds	728,130,619	—	—	728,130,619
Money Market Fund	7,058,361	—	—	7,058,361
Fixed Interest Contract	—	—	18,419,703	18,419,703

Total Investments	$1,087,154,401	$0	$18,419,703	$1,105,574,104

Great-West Lifetime 2025 Fund III

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$11,559,273	$—	$—	$11,559,273
Equity Mutual Funds	45,190,395	—	—	45,190,395
Money Market Fund	234,787	—	—	234,787
Fixed Interest Contract	—	—	607,145	607,145

Total Investments	$56,984,455	$0	$607,145	$57,591,600

Great-West Lifetime 2035 Fund I

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$54,457,824	$—	$—	$54,457,824
Equity Mutual Funds	141,704,767	—	—	141,704,767
Money Market Fund	433,208	—	—	433,208
Fixed Interest Contract	—	—	1,142,275	1,142,275

Total Investments	$196,595,799	$0	$1,142,275	$197,738,074

Great-West Lifetime 2035 Fund II

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$115,089,556	$—	$—	$115,089,556
Equity Mutual Funds	658,837,495	—	—	658,837,495
Money Market Fund	932,107	—	—	932,107
Fixed Interest Contract	—	—	2,407,978	2,407,978

Total Investments	$774,859,158	$0	$2,407,978	$777,267,136

  March 28, 2013

Great-West Lifetime 2035 Fund III

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$4,014,681	$—	$—	$4,014,681
Equity Mutual Funds	52,545,021	—	—	52,545,021
Money Market Fund	33,833	—	—	33,833
Fixed Interest Contract	—	—	84,602	84,602

Total Investments	$56,593,535	$0	$84,602	$56,678,137

Great-West Lifetime 2045 Fund I

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$16,365,821	$—	$—	$16,365,821
Equity Mutual Funds	78,500,462	—	—	78,500,462

Total Investments	$94,866,283	$0	$0	$94,866,283

Great-West Lifetime 2045 Fund II

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$33,081,284	$—	$—	$33,081,284
Equity Mutual Funds	340,712,607	—	—	340,712,607

Total Investments	$373,793,891	$0	$0	$373,793,891

Great-West Lifetime 2045 Fund III

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$1,718,623	$—	$—	$1,718,623
Equity Mutual Funds	31,755,462	—	—	31,755,462

Total Investments	$33,474,085	$0	$0	$33,474,085

  March 28, 2013

Great-West Lifetime 2055 Fund I

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$3,790,809	$—	$—	$3,790,809
Equity Mutual Funds	21,339,446	—	—	21,339,446

Total Investments	$25,130,255	$0	$0	$25,130,255

Great-West Lifetime 2055 Fund II

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$6,957,507	$—	$—	$6,957,507
Equity Mutual Funds	79,757,939	—	—	79,757,939

Total Investments	$86,715,446	$0	$0	$86,715,446

Great-West Lifetime 2055 Fund III

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$178,832	$—	$—	$178,832
Equity Mutual Funds	3,383,371	—	—	3,383,371

Total Investments	$3,562,203	$0	$0	$3,562,203

  March 28, 2013

The following is a reconciliation of change in Level 3 assets during the period ended March 28, 2013:

	Great-West Lifetime 2015 Fund I	Great-West Lifetime 2015 Fund II	Great-West Lifetime 2015 Fund III
Beginning Balance, January 1, 2013	$9,368,686	$28,631,622	$785,159
Total realized gains (loss)	–	–	–
Total unrealized gain (loss) relating to investments not held at reporting date	–	–	–
Total unrealized gain (loss) relating to investments still held at reporting date	–	–	–
Total interest	34,271	110,759	2,801
Purchases	674,606	4,667,647	104,117
Sales	(285,510)	(358,150)	(96,943)
Transfers into Level 3	–	–	–
Transfers out of Level 3	–	–	–

Ending Balance, March 28, 2013	$9,792,053	$33,051,878	$795,134

	Great-West Lifetime 2025 Fund I	Great-West Lifetime 2025 Fund II	Great-West Lifetime 2025 Fund III
Beginning Balance, January 1, 2013	$5,585,349	$15,392,105	$579,478
Total realized gains (loss)	–	–	–
Total unrealized gain (loss) relating to investments not held at reporting date	–	–	–
Total unrealized gain (loss) relating to investments still held at reporting date	–	–	–
Total interest	21,125	61,209	2,114
Purchases	708,895	3,180,405	62,570
Sales	(100,079)	(214,016)	(37,017)
Transfers into Level 3	–	–	–
Transfers out of Level 3	–	–	–

Ending Balance, March 28, 2013	$6,215,290	$18,419,703	$607,145

	Great-West Lifetime 2035 Fund I	Great-West Lifetime 2035 Fund II	Great-West Lifetime 2035 Fund III
Beginning Balance, January 1, 2013	$989,111	$1,946,241	$78,546
Total realized gains (loss)	–	–	–
Total unrealized gain (loss) relating to investments not held at reporting date	–	–	–
Total unrealized gain (loss) relating to investments still held at reporting date	–	–	–
Total interest	3,830	7,882	292
Purchases	162,639	484,624	11,916
Sales	(13,305)	(30,769)	(6,152)
Transfers into Level 3	–	–	–
Transfers out of Level 3	–	–	–

Ending Balance, March 28, 2013	$1,142,275	$2,407,978	$84,602

Level 3 securities include investments in the GWL&A Contract, the fair value of which has been determined with the use of an internal model. The internal model incorporates, among other observable inputs, the financial strength and credit risk of GWL&A and its ability to meet ongoing obligations to its policyholders (i.e., a credit risk input). The Funds consider the credit risk input to be a significant unobservable input. As of March 28, 2013, the credit risk input was negligible. If there were a significant decrease in GWL&A’s credit risk, it may result in a lower fair value measurement.

Risk Factors

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Investments in each Fund are subject to risks related to its allocation strategy. The success of each Fund will be impacted by the results of the underlying funds.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the underlying funds. These events may have adverse effects on the Funds such as a decline in the value and liquidity of many securities held by the Funds, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Fund’s ability to achieve its investment objective.

  March 28, 2013

Investing in underlying funds that primarily invest in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the underlying funds to be subject to larger short-term declines in value.

The Fund’s underlying funds may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Funds to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Each Fund may invest in underlying funds that primarily invest in bonds. Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

The underlying funds of the Funds may be invested in bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

Dividends

Dividends from net investment income of the Funds are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Funds, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from an investment sold are determined on a specific lot selection. Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date.

Interest on the GWL&A Contract is accrued daily.

Federal Income Taxes

Each Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Funds intend to distribute substantially all of their net taxable income and net capital gains, if any, each year. The Funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

Each Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Funds’ U.S. Federal tax returns remain open for the fiscal years ended 2009 through 2012. The statute of limitations on the Funds’ Colorado tax returns remain open for an additional year.

Transactions with Affiliates

The Funds each may invest in a fixed interest contract issued by GWL&A. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of the investments in certain of the Funds and GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.

  March 28, 2013

On March 5, 2003, the U.S. Securities and Exchange Commission (SEC) issued exemptive relief (the Exemptive Order) to GWL&A, the Adviser and the Funds permitting the affiliated applicants to purchase the GWL&A Contract. Some of the terms and conditions under which the Exemptive Order was issued are set forth below. Any deviation from these terms and conditions would require the affiliated applicants to seek permission from the SEC to implement any such deviation. There were no deviations from the terms and conditions of the Exemptive Order as of the period ended March 28, 2013.

The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.5%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds with no more than 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A or other comparable companies.

The Great-West Funds Board of Directors must annually consider whether allocation by the Funds to the GWL&A Contract is in the best interest of the shareholders as compared to allocating such amounts to another available short duration/short term bond fund.

Each of the Funds may also invest in various funds affiliated with the Adviser & GWL&A. The following tables are a summary of the transactions for each underlying investment during the period ended March 28, 2013, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.

Great-West Lifetime 2015 Fund I
Affiliate	Shares Held/Account Balance 3/28/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 3/28/2013

Great-West American Century Growth Fund Initial Class	256,569	$2,865,516	$129,696	$211,362	$23,379	$—	$2,989,033
Great-West Bond Index Fund Initial Class	2,162,297	28,684,717	2,275,587	865,427	23,136	115,050	29,947,812
Great-West Federated Bond Fund Initial Class	2,749,212	28,709,187	2,236,620	832,996	13,199	100,081	29,966,404
Great-West International Index Fund Initial Class	610,565	5,885,969	359,389	376,445	(8,510)	—	6,130,071
Great-West Janus Large Cap Growth Fund Initial Class	325,572	2,871,166	178,599	221,097	(48,539)	—	2,985,499
Great-West Life & Annuity Contract	9,792,053	9,368,686	674,606	285,510	—	34,271	9,792,053
Great-West Loomis Sayles Small Cap Value Fund Initial Class	39,419	950,432	32,235	92,338	10,060	—	988,232
Great-West MFS International Growth Fund Initial Class	118,844	1,325,102	80,764	70,700	(410)	—	1,378,589
Great-West MFS International Value Fund Initial Class	175,983	1,617,736	77,331	128,359	9,521	—	1,687,674
Great-West Money Market Fund	3,764,205	3,601,011	268,065	104,871	0	—	3,764,205
Great-West Putnam Equity Income Fund Initial Class	287,672	3,494,980	109,068	301,676	57,101	—	3,644,806
Great-West Putnam High Yield Bond Fund Initial Class	1,322,136	10,919,123	546,317	372,231	37,783	—	11,396,815
Great-West Real Estate Index Fund Initial Class	460,729	4,902,489	232,045	325,899	27,516	—	5,114,088
Great-West S&P 500® Index Fund Initial Class	943,881	12,740,478	436,480	1,012,839	175,003	—	13,289,838
Great-West S&P Mid Cap 400® Index Fund Initial Class	458,028	5,454,715	159,602	540,865	82,908	—	5,693,292
Great-West S&P Small Cap 600® Index Fund Initial Class	278,530	2,892,330	113,432	307,401	22,530	—	3,005,344
Great-West Short Duration Bond Fund Initial Class	575,200	5,776,724	412,492	172,423	(240)	28,271	6,028,097
Great-West T. Rowe Price Equity Income Fund Initial Class	200,523	3,494,256	110,003	299,798	45,147	—	3,647,512
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	70,336	1,324,741	43,944	144,154	(3,934)	—	1,381,393
Great-West Templeton Global Bond Fund Initial Class	623,032	5,927,002	384,178	234,970	(20)	—	6,161,785

					$465,630	$277,673	$148,992,542

  March 28, 2013

Great-West Lifetime 2015 Fund II
Affiliate	Shares Held/Account Balance 3/28/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 3/28/2013

Great-West American Century Growth Fund Initial Class	1,365,024	$13,938,992	$1,255,624	$388,500	$54,534	$—	$15,902,532
Great-West Bond Index Fund Initial Class	7,266,898	87,135,030	15,057,832	1,124,559	46,509	386,067	100,646,529
Great-West Federated Bond Fund Initial Class	9,292,614	87,745,566	15,027,533	1,044,478	27,107	337,804	101,289,492
Great-West International Index Fund Initial Class	3,237,282	28,360,622	3,394,385	511,861	(16,071)	—	32,502,317
Great-West Janus Large Cap Growth Fund Initial Class	1,733,465	13,934,957	1,669,153	339,016	(82,040)	—	15,895,872
Great-West Life & Annuity Contract	33,051,878	28,631,622	4,667,647	358,150	—	110,759	33,051,878
Great-West Loomis Sayles Small Cap Value Fund Initial Class	206,880	4,551,241	362,228	234,103	31,457	—	5,186,493
Great-West MFS International Growth Fund Initial Class	631,478	6,446,340	805,658	138,832	1,758	—	7,325,147
Great-West MFS International Value Fund Initial Class	935,612	7,806,889	762,272	233,900	18,106	—	8,972,522
Great-West Money Market Fund	12,741,484	11,037,673	1,836,724	132,913	0	—	12,741,484
Great-West Putnam Equity Income Fund Initial Class	1,527,034	16,919,837	1,259,649	699,816	138,874	—	19,347,522
Great-West Putnam High Yield Bond Fund Initial Class	4,463,662	33,505,005	4,409,750	483,088	50,810	—	38,476,767
Great-West Real Estate Index Fund Initial Class	2,011,188	19,459,804	2,175,439	627,452	59,009	—	22,324,192
Great-West S&P 500® Index Fund Initial Class	5,007,303	61,723,395	4,598,935	1,857,340	509,648	—	70,502,827
Great-West S&P Mid Cap 400® Index Fund Initial Class	2,434,189	26,454,919	2,124,374	1,565,424	307,733	—	30,256,964
Great-West S&P Small Cap 600® Index Fund Initial Class	1,479,932	14,032,337	1,210,093	842,584	94,107	—	15,968,471
Great-West Short Duration Bond Fund Initial Class	1,937,959	17,610,104	2,900,020	232,436	593	95,143	20,309,812
Great-West T. Rowe Price Equity Income Fund Initial Class	1,064,182	16,912,985	1,264,189	613,330	162,266	—	19,357,463
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	377,703	6,538,920	473,410	366,558	8,697	—	7,418,080
Great-West Templeton Global Bond Fund Initial Class	2,109,281	18,327,542	2,521,437	256,337	(43)	—	20,860,789

					$1,413,054	$929,773	$598,337,153

  March 28, 2013

Great-West Lifetime 2015 Fund III
Affiliate	Shares Held/Account Balance 3/28/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 3/28/2013

Great-West American Century Growth Fund Initial Class	49,970	$578,667	$42,594	$77,141	$7,239	$—	$582,155
Great-West Bond Index Fund Initial Class	175,553	2,413,541	335,394	307,724	(1,166)	9,337	2,431,406
Great-West Federated Bond Fund Initial Class	223,794	2,425,870	330,308	302,414	2,689	8,149	2,439,358
Great-West International Index Fund Initial Class	117,691	1,182,228	92,936	124,187	19,423	—	1,181,620
Great-West Janus Large Cap Growth Fund Initial Class	63,174	578,923	54,430	66,066	9,257	—	579,301
Great-West Life & Annuity Contract	795,134	785,159	104,117	96,943	—	2,801	795,134
Great-West Loomis Sayles Small Cap Value Fund Initial Class	7,543	189,340	12,579	29,530	4,432	—	189,100
Great-West MFS International Growth Fund Initial Class	22,895	266,661	23,271	28,352	4,434	—	265,582
Great-West MFS International Value Fund Initial Class	34,051	324,099	22,238	42,326	3,014	—	326,553
Great-West Money Market Fund	306,856	303,024	41,005	37,173	0	—	306,856
Great-West Putnam Equity Income Fund Initial Class	55,879	705,414	45,250	101,951	20,087	—	707,984
Great-West Putnam High Yield Bond Fund Initial Class	107,432	925,339	89,093	106,675	9,608	—	926,068
Great-West Real Estate Index Fund Initial Class	64,639	705,012	62,268	89,173	7,984	—	717,493
Great-West S&P 500® Index Fund Initial Class	183,452	2,567,212	162,457	349,762	54,007	—	2,583,001
Great-West S&P Mid Cap 400® Index Fund Initial Class	89,340	1,101,339	75,925	175,433	31,736	—	1,110,490
Great-West S&P Small Cap 600® Index Fund Initial Class	53,876	583,072	41,084	96,614	11,769	—	581,318
Great-West Short Duration Bond Fund Initial Class	46,872	488,421	62,407	59,536	920	2,304	491,223
Great-West T. Rowe Price Equity Income Fund Initial Class	39,014	705,006	45,067	97,457	19,990	—	709,665
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	13,887	271,289	17,232	41,699	4,728	—	272,734
Great-West Templeton Global Bond Fund Initial Class	50,757	504,729	53,580	59,425	4,113	—	501,984

					$214,264	$22,591	$17,699,025

  March 28, 2013

Great-West Lifetime 2025 Fund I
Affiliate	Shares Held/Account Balance 3/28/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 3/28/2013

Great-West American Century Growth Fund Initial Class	467,447	$4,864,487	$359,295	$155,138	$20,264	$—	$5,445,755
Great-West Bond Index Fund Initial Class	2,592,133	32,224,461	4,460,940	647,774	(2,121)	138,036	35,901,037
Great-West Federated Bond Fund Initial Class	3,314,012	32,437,086	4,425,312	577,698	9,703	120,798	36,122,729
Great-West International Index Fund Initial Class	1,296,194	11,736,505	1,031,100	261,945	(227)	—	13,013,784
Great-West Janus Large Cap Growth Fund Initial Class	591,642	4,873,483	530,752	207,490	(40,631)	—	5,425,356
Great-West Life & Annuity Contract	6,215,290	5,585,349	708,895	100,079	—	21,125	6,215,290
Great-West Loomis Sayles Small Cap Value Fund Initial Class	84,229	1,897,278	100,723	80,698	27,502	—	2,111,619
Great-West MFS International Growth Fund Initial Class	252,539	2,642,550	255,303	52,467	2,734	—	2,929,450
Great-West MFS International Value Fund Initial Class	375,683	3,237,671	217,455	111,563	8,294	—	3,602,795
Great-West Money Market Fund	2,400,397	2,157,207	280,228	37,038	0	—	2,400,397
Great-West Putnam Equity Income Fund Initial Class	523,090	5,942,323	286,285	249,980	47,480	—	6,627,554
Great-West Putnam High Yield Bond Fund Initial Class	1,584,596	12,292,855	1,227,328	228,863	26,646	—	13,659,220
Great-West Real Estate Index Fund Initial Class	560,915	5,548,858	455,534	151,951	13,017	—	6,226,156
Great-West S&P 500® Index Fund Initial Class	1,718,497	21,610,457	1,234,270	649,705	265,467	—	24,196,434
Great-West S&P Mid Cap 400® Index Fund Initial Class	835,526	9,251,774	438,028	447,779	82,939	—	10,385,585
Great-West S&P Small Cap 600® Index Fund Initial Class	601,521	5,834,739	326,677	274,566	79,708	—	6,490,406
Great-West Short Duration Bond Fund Initial Class	364,111	3,428,568	446,655	65,785	(145)	17,922	3,815,889
Great-West T. Rowe Price Equity Income Fund Initial Class	365,176	5,940,355	293,555	202,836	66,942	—	6,642,558
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	129,857	2,277,457	114,730	103,523	8,676	—	2,550,392
Great-West Templeton Global Bond Fund Initial Class	804,964	7,175,344	824,280	137,226	5,608	—	7,961,099

					$621,856	$297,881	$201,723,505

  March 28, 2013

Great-West Lifetime 2025 Fund II
Affiliate	Shares Held/Account Balance 3/28/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 3/28/2013

Great-West American Century Growth Fund Initial Class	2,547,405	$25,119,185	$2,841,578	$340,117	$46,099	$—	$29,677,266
Great-West Bond Index Fund Initial Class	7,731,857	89,445,561	19,346,355	1,293,686	28,248	409,752	107,086,213
Great-West Federated Bond Fund Initial Class	9,831,683	89,651,903	19,211,207	1,253,970	18,614	356,565	107,165,350
Great-West International Index Fund Initial Class	7,092,592	60,016,892	9,293,765	768,388	(1,630)	—	71,209,624
Great-West Janus Large Cap Growth Fund Initial Class	3,228,679	25,059,730	3,815,125	335,681	(74,539)	—	29,606,989
Great-West Life & Annuity Contract	18,419,703	15,392,105	3,180,405	214,016	—	61,209	18,419,703
Great-West Loomis Sayles Small Cap Value Fund Initial Class	458,226	9,747,939	849,977	220,204	62,412	—	11,487,726
Great-West MFS International Growth Fund Initial Class	1,378,944	13,651,093	2,053,160	157,714	8,417	—	15,995,751
Great-West MFS International Value Fund Initial Class	2,048,803	16,486,119	2,169,422	393,844	29,152	—	19,648,019
Great-West Money Market Fund	7,058,361	5,897,562	1,240,462	79,663	0	—	7,058,361
Great-West Putnam Equity Income Fund Initial Class	2,851,161	30,477,005	2,702,906	608,040	117,992	—	36,124,208
Great-West Putnam High Yield Bond Fund Initial Class	4,709,481	34,129,779	5,837,023	461,852	47,356	—	40,595,729
Great-West Real Estate Index Fund Initial Class	2,443,400	22,662,269	3,382,933	514,273	44,844	—	27,121,737
Great-West S&P 500® Index Fund Initial Class	9,341,914	111,047,031	10,605,815	1,518,498	579,386	—	131,534,145
Great-West S&P Mid Cap 400® Index Fund Initial Class	4,555,651	47,614,038	4,084,774	1,316,803	255,551	—	56,626,737
Great-West S&P Small Cap 600® Index Fund Initial Class	3,274,445	30,042,455	2,666,953	790,684	198,522	—	35,331,265
Great-West Short Duration Bond Fund Initial Class	1,084,957	9,507,617	1,995,778	151,549	(377)	53,093	11,370,344
Great-West T. Rowe Price Equity Income Fund Initial Class	1,987,675	30,460,433	2,728,990	446,617	172,482	—	36,155,803
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	705,232	11,811,156	932,351	296,752	27,117	—	13,850,752
Great-West Templeton Global Bond Fund Initial Class	2,385,705	20,049,613	3,523,042	269,830	4,174	—	23,594,626

					$1,563,820	$880,619	$829,660,348

  March 28, 2013

Great-West Lifetime 2025 Fund III
Affiliate	Shares Held/Account Balance 3/28/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 3/28/2013

Great-West American Century Growth Fund Initial Class	162,807	$1,793,587	$71,084	$100,427	$10,660	$—	$1,896,701
Great-West Bond Index Fund Initial Class	252,313	3,335,400	393,065	219,752	(334)	13,395	3,494,531
Great-West Federated Bond Fund Initial Class	323,556	3,366,486	396,242	218,407	1,846	11,759	3,526,764
Great-West International Index Fund Initial Class	451,783	4,323,312	282,928	225,406	29,575	—	4,535,901
Great-West Janus Large Cap Growth Fund Initial Class	205,981	1,797,047	132,078	119,107	(11,457)	—	1,888,850
Great-West Life & Annuity Contract	607,145	579,478	62,570	37,017	—	2,114	607,145
Great-West Loomis Sayles Small Cap Value Fund Initial Class	29,355	701,787	19,438	53,309	11,896	—	735,920
Great-West MFS International Growth Fund Initial Class	88,150	974,446	77,453	53,619	7,203	—	1,022,545
Great-West MFS International Value Fund Initial Class	130,616	1,190,156	60,685	87,974	6,121	—	1,252,603
Great-West Money Market Fund	234,787	224,087	24,854	14,155	0	—	234,787
Great-West Putnam Equity Income Fund Initial Class	182,133	2,189,981	65,875	149,076	50,051	—	2,307,624
Great-West Putnam High Yield Bond Fund Initial Class	154,877	1,276,674	108,161	82,751	6,576	—	1,335,040
Great-West Real Estate Index Fund Initial Class	133,544	1,401,832	80,571	88,262	7,652	—	1,482,335
Great-West S&P 500® Index Fund Initial Class	597,113	7,960,897	213,371	461,514	119,716	—	8,407,351
Great-West S&P Mid Cap 400® Index Fund Initial Class	291,256	3,417,242	104,187	263,542	79,684	—	3,620,307
Great-West S&P Small Cap 600® Index Fund Initial Class	209,278	2,155,061	64,858	177,321	30,495	—	2,258,104
Great-West Short Duration Bond Fund Initial Class	35,571	355,737	39,402	22,735	283	1,744	372,785
Great-West T. Rowe Price Equity Income Fund Initial Class	127,081	2,189,069	58,848	144,647	35,760	—	2,311,604
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	45,047	837,239	28,148	72,944	4,348	—	884,732
Great-West Templeton Global Bond Fund Initial Class	78,672	746,568	71,033	48,723	1,545	—	778,071

					$391,620	$29,012	$42,953,700

  March 28, 2013

Great-West Lifetime 2035 Fund I
Affiliate	Shares Held/Account Balance 3/28/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 3/28/2013

Great-West American Century Growth Fund Initial Class	483,219	$4,837,945	$487,129	$85,743	$11,737	$—	$5,629,502
Great-West Bond Index Fund Initial Class	1,269,811	15,221,251	2,679,194	248,599	(318)	67,545	17,586,890
Great-West Federated Bond Fund Initial Class	1,612,983	15,219,149	2,661,718	224,118	3,438	58,717	17,581,511
Great-West International Index Fund Initial Class	1,567,931	13,586,290	1,702,964	143,454	(219)	—	15,742,026
Great-West Janus Large Cap Growth Fund Initial Class	612,987	4,844,772	679,120	113,013	(20,266)	—	5,621,093
Great-West Life & Annuity Contract	1,142,275	989,111	162,639	13,305	—	3,830	1,142,275
Great-West Loomis Sayles Small Cap Value Fund Initial Class	101,623	2,200,917	144,588	43,327	16,561	—	2,547,682
Great-West MFS International Growth Fund Initial Class	305,190	3,053,269	409,456	22,846	1,389	—	3,540,202
Great-West MFS International Value Fund Initial Class	451,750	3,730,728	384,888	90,901	7,128	—	4,332,285
Great-West Money Market Fund	433,208	375,125	62,932	4,849	0	—	433,208
Great-West Putnam Equity Income Fund Initial Class	542,875	5,927,039	397,196	127,620	24,675	—	6,878,232
Great-West Putnam High Yield Bond Fund Initial Class	767,823	5,750,017	771,981	82,803	8,453	—	6,618,633
Great-West Real Estate Index Fund Initial Class	380,406	3,633,953	440,174	100,783	8,994	—	4,222,509
Great-West S&P 500® Index Fund Initial Class	1,767,990	21,426,475	1,668,683	355,451	133,618	—	24,893,303
Great-West S&P Mid Cap 400® Index Fund Initial Class	866,744	9,234,023	570,311	233,042	44,343	—	10,773,628
Great-West S&P Small Cap 600® Index Fund Initial Class	726,038	6,773,814	470,151	163,566	53,634	—	7,833,952
Great-West Short Duration Bond Fund Initial Class	67,720	614,191	102,543	8,179	(21)	3,327	709,708
Great-West T. Rowe Price Equity Income Fund Initial Class	378,790	5,925,547	415,440	99,067	40,514	—	6,890,187
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	134,364	2,266,270	148,708	44,697	5,197	—	2,638,903
Great-West Templeton Global Bond Fund Initial Class	413,953	3,551,117	548,494	56,605	906	—	4,093,996

					$339,763	$133,419	$149,709,725

  March 28, 2013

Great-West Lifetime 2035 Fund II
Affiliate	Shares Held/Account Balance 3/28/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 3/28/2013

Great-West American Century Growth Fund Initial Class	2,281,645	$21,915,441	$2,991,142	$151,973	$19,963	$—	$26,581,165
Great-West Bond Index Fund Initial Class	2,680,959	30,118,943	7,726,436	560,833	23,499	141,276	37,131,278
Great-West Federated Bond Fund Initial Class	3,406,475	30,162,897	7,615,808	496,463	6,636	122,812	37,130,585
Great-West International Index Fund Initial Class	7,413,932	60,703,085	11,299,826	275,591	(936)	—	74,435,876
Great-West Janus Large Cap Growth Fund Initial Class	2,898,303	21,773,802	4,037,835	118,389	(16,662)	—	26,577,439
Great-West Life & Annuity Contract	2,407,978	1,946,241	484,624	30,769	—	7,882	2,407,978
Great-West Loomis Sayles Small Cap Value Fund Initial Class	480,355	9,931,972	1,108,183	145,004	57,707	—	12,042,505
Great-West MFS International Growth Fund Initial Class	1,446,976	13,912,372	2,475,820	65,357	4,348	—	16,784,915
Great-West MFS International Value Fund Initial Class	2,139,310	16,652,018	2,678,267	245,376	17,576	—	20,515,986
Great-West Money Market Fund	932,107	753,155	190,578	11,625	0	—	932,107
Great-West Putnam Equity Income Fund Initial Class	2,563,427	26,541,331	2,995,600	243,168	45,335	—	32,478,620
Great-West Putnam High Yield Bond Fund Initial Class	1,622,026	11,409,453	2,391,456	189,561	13,619	—	13,981,864
Great-West Real Estate Index Fund Initial Class	1,527,848	13,791,528	2,338,828	164,090	14,097	—	16,959,116
Great-West S&P 500® Index Fund Initial Class	8,328,165	96,082,240	11,579,919	707,320	165,721	—	117,260,567
Great-West S&P Mid Cap 400® Index Fund Initial Class	4,071,780	41,442,815	4,305,189	714,083	137,805	—	50,612,229
Great-West S&P Small Cap 600® Index Fund Initial Class	3,434,290	30,615,177	3,445,895	518,897	196,178	—	37,055,993
Great-West Short Duration Bond Fund Initial Class	140,831	1,198,599	294,889	19,525	311	6,852	1,475,905
Great-West T. Rowe Price Equity Income Fund Initial Class	1,785,846	26,525,659	3,099,985	225,143	73,323	—	32,484,540
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	633,261	10,337,510	986,707	132,649	17,018	—	12,437,249
Great-West Templeton Global Bond Fund Initial Class	879,552	7,178,508	1,525,891	111,397	319	—	8,698,771

					$775,857	$278,822	$577,984,688

  March 28, 2013

Great-West Lifetime 2035 Fund III
Affiliate	Shares Held/Account Balance 3/28/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 3/28/2013

Great-West American Century Growth Fund Initial Class	183,475	$1,967,850	$166,766	$140,010	$16,048	$—	$2,137,478
Great-West Bond Index Fund Initial Class	93,392	1,201,620	195,292	98,355	(307)	4,950	1,293,481
Great-West Federated Bond Fund Initial Class	118,594	1,200,982	194,558	96,381	709	4,303	1,292,678
Great-West International Index Fund Initial Class	591,457	5,506,019	595,541	352,487	48,309	—	5,938,226
Great-West Janus Large Cap Growth Fund Initial Class	232,214	1,973,184	238,484	168,225	(12,010)	—	2,129,407
Great-West Life & Annuity Contract	84,602	78,546	11,916	6,152	—	292	84,602
Great-West Loomis Sayles Small Cap Value Fund Initial Class	38,347	892,435	56,881	74,166	16,666	—	961,363
Great-West MFS International Growth Fund Initial Class	115,406	1,242,000	150,437	82,836	11,267	—	1,338,713
Great-West MFS International Value Fund Initial Class	170,898	1,514,128	126,322	117,017	8,372	—	1,638,912
Great-West Money Market Fund	33,833	31,403	4,870	2,440	0	—	33,833
Great-West Putnam Equity Income Fund Initial Class	205,007	2,398,812	147,581	160,383	66,893	—	2,597,440
Great-West Putnam High Yield Bond Fund Initial Class	56,944	455,994	57,463	33,813	2,987	—	490,856
Great-West Real Estate Index Fund Initial Class	113,612	1,159,298	114,135	84,775	7,833	—	1,261,091
Great-West S&P 500® Index Fund Initial Class	671,015	8,706,748	559,001	535,576	184,620	—	9,447,887
Great-West S&P Mid Cap 400® Index Fund Initial Class	328,084	3,746,235	237,214	283,142	114,351	—	4,078,086
Great-West S&P Small Cap 600® Index Fund Initial Class	274,451	2,752,454	186,058	252,372	42,834	—	2,961,322
Great-West Short Duration Bond Fund Initial Class	4,847	47,191	7,297	3,726	55	238	50,795
Great-West T. Rowe Price Equity Income Fund Initial Class	143,043	2,397,591	150,213	159,860	56,878	—	2,601,958
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	50,660	916,487	55,759	75,622	8,704	—	994,958
Great-West Templeton Global Bond Fund Initial Class	30,747	283,865	39,039	21,630	1,337	—	304,088

					$575,546	$9,783	$41,637,174

  March 28, 2013

Great-West Lifetime 2045 Fund I
Affiliate	Shares Held 3/28/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 3/28/2013

Great-West American Century Growth Fund Initial Class	255,130	$2,523,042	$280,559	$36,359	$4,900	$—	$2,972,269
Great-West Bond Index Fund Initial Class	393,044	4,634,207	920,191	88,683	2,161	20,770	5,443,653
Great-West Federated Bond Fund Initial Class	499,398	4,634,185	914,679	82,149	1,406	18,056	5,443,443
Great-West International Index Fund Initial Class	953,952	8,141,624	1,188,421	109,774	120	—	9,577,674
Great-West Janus Large Cap Growth Fund Initial Class	323,932	2,524,280	384,282	45,346	(8,076)	—	2,970,452
Great-West Loomis Sayles Small Cap Value Fund Initial Class	61,606	1,314,706	119,424	33,750	12,856	—	1,544,463
Great-West MFS International Growth Fund Initial Class	185,723	1,829,996	281,453	16,945	1,215	—	2,154,384
Great-West MFS International Value Fund Initial Class	275,181	2,240,796	265,477	52,848	3,980	—	2,638,984
Great-West Putnam Equity Income Fund Initial Class	285,803	3,079,133	267,292	77,322	14,829	—	3,621,126
Great-West Putnam High Yield Bond Fund Initial Class	237,205	1,749,799	272,610	32,880	2,089	—	2,044,707
Great-West Real Estate Index Fund Initial Class	167,914	1,580,017	205,011	31,331	2,564	—	1,863,848
Great-West S&P 500® Index Fund Initial Class	933,463	11,172,003	1,019,651	177,763	64,773	—	13,143,164
Great-West S&P Mid Cap 400® Index Fund Initial Class	456,045	4,804,262	384,635	142,767	26,641	—	5,668,643
Great-West S&P Small Cap 600® Index Fund Initial Class	440,649	4,050,109	388,379	126,318	41,276	—	4,754,604
Great-West T. Rowe Price Equity Income Fund Initial Class	199,254	3,079,052	269,894	59,012	23,824	—	3,624,437
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	70,647	1,176,948	101,456	29,330	3,921	—	1,387,497
Great-West Templeton Global Bond Fund Initial Class	138,723	1,168,738	210,278	23,915	325	—	1,371,968

					$198,804	$38,826	$70,225,316

  March 28, 2013

Great-West Lifetime 2045 Fund II
Affiliate	Shares Held 3/28/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 3/28/2013

Great-West American Century Growth Fund Initial Class	1,110,322	$10,654,114	$1,499,560	$103,623	$13,229	$—	$12,935,250
Great-West Bond Index Fund Initial Class	795,029	9,008,633	2,285,339	233,617	10,562	42,113	11,011,152
Great-West Federated Bond Fund Initial Class	1,010,104	9,007,541	2,269,217	216,623	6,899	36,609	11,010,129
Great-West International Index Fund Initial Class	4,153,763	34,168,385	6,392,723	377,292	(2,402)	—	41,703,785
Great-West Janus Large Cap Growth Fund Initial Class	1,409,735	10,641,147	1,982,334	145,836	(26,832)	—	12,927,272
Great-West Loomis Sayles Small Cap Value Fund Initial Class	269,601	5,581,082	618,432	85,958	31,893	—	6,758,898
Great-West MFS International Growth Fund Initial Class	808,145	7,754,894	1,453,056	85,210	8,999	—	9,374,478
Great-West MFS International Value Fund Initial Class	1,195,935	9,359,024	1,493,123	181,816	12,520	—	11,469,018
Great-West Putnam Equity Income Fund Initial Class	1,246,945	12,954,959	1,458,491	158,294	28,887	—	15,798,793
Great-West Putnam High Yield Bond Fund Initial Class	480,550	3,394,883	720,099	82,906	3,990	—	4,142,343
Great-West Real Estate Index Fund Initial Class	653,033	5,904,793	1,025,385	102,129	8,634	—	7,248,663
Great-West S&P 500® Index Fund Initial Class	4,066,173	47,027,733	5,701,040	442,569	153,052	—	57,251,710
Great-West S&P Mid Cap 400® Index Fund Initial Class	1,984,895	20,234,921	2,125,344	397,099	74,670	—	24,672,244
Great-West S&P Small Cap 600® Index Fund Initial Class	1,923,670	17,163,137	1,947,329	324,403	109,213	—	20,756,398
Great-West T. Rowe Price Equity Income Fund Initial Class	868,994	12,948,052	1,524,335	150,894	53,175	—	15,807,001
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	306,626	4,980,648	546,037	102,832	11,984	—	6,022,135
Great-West Templeton Global Bond Fund Initial Class	279,115	2,280,086	493,264	46,366	248	—	2,760,450

					$498,721	$78,722	$271,649,719

  March 28, 2013

Great-West Lifetime 2045 Fund III
Affiliate	Shares Held 3/28/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 3/28/2013

Great-West American Century Growth Fund Initial Class	103,653	$1,118,278	$84,426	$77,897	$7,791	$—	$1,207,558
Great-West Bond Index Fund Initial Class	41,218	531,102	88,864	46,893	(169)	2,185	570,873
Great-West Federated Bond Fund Initial Class	52,345	531,066	88,504	46,179	289	1,899	570,554
Great-West International Index Fund Initial Class	385,899	3,607,235	410,931	257,343	43,089	—	3,874,430
Great-West Janus Large Cap Growth Fund Initial Class	131,253	1,119,792	126,279	74,908	9,751	—	1,203,588
Great-West Loomis Sayles Small Cap Value Fund Initial Class	25,055	584,810	31,293	47,933	7,811	—	628,132
Great-West MFS International Growth Fund Initial Class	75,328	814,807	100,216	58,151	9,749	—	873,811
Great-West MFS International Value Fund Initial Class	111,371	989,806	93,838	90,659	6,514	—	1,068,049
Great-West Putnam Equity Income Fund Initial Class	116,041	1,364,075	70,506	87,793	35,467	—	1,470,244
Great-West Putnam High Yield Bond Fund Initial Class	25,135	201,741	26,345	16,419	1,337	—	216,659
Great-West Real Estate Index Fund Initial Class	57,376	587,392	63,132	50,004	4,569	—	636,869
Great-West S&P 500® Index Fund Initial Class	378,967	4,939,829	286,715	306,333	98,041	—	5,335,849
Great-West S&P Mid Cap 400® Index Fund Initial Class	185,585	2,129,714	103,469	155,074	51,679	—	2,306,827
Great-West S&P Small Cap 600® Index Fund Initial Class	178,855	1,798,529	107,988	163,112	22,498	—	1,929,842
Great-West T. Rowe Price Equity Income Fund Initial Class	80,959	1,363,046	76,157	91,052	30,123	—	1,472,643
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	28,709	522,253	27,413	41,934	5,138	—	563,847
Great-West Templeton Global Bond Fund Initial Class	14,476	133,799	19,476	11,621	435	—	143,171

					$334,112	$4,084	$24,072,946

  March 28, 2013

Great-West Lifetime 2055 Fund I
Affiliate	Shares Held 3/28/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 3/28/2013

Great-West American Century Growth Fund Initial Class	64,274	$627,124	$99,183	$26,216	$3,348	$—	$748,788
Great-West Bond Index Fund Initial Class	88,350	1,025,037	259,115	54,631	1,506	4,577	1,223,652
Great-West Federated Bond Fund Initial Class	112,262	1,025,215	256,338	51,743	1,352	3,978	1,223,652
Great-West International Index Fund Initial Class	275,547	2,317,133	455,141	107,806	6	—	2,766,493
Great-West Janus Large Cap Growth Fund Initial Class	81,656	627,722	124,734	37,251	(8,773)	—	748,790
Great-West Loomis Sayles Small Cap Value Fund Initial Class	17,740	372,919	51,957	21,035	3,369	—	444,741
Great-West MFS International Growth Fund Initial Class	53,720	522,531	108,795	24,398	1,287	—	623,156
Great-West MFS International Value Fund Initial Class	79,396	636,953	109,623	36,443	2,410	—	761,409
Great-West Putnam Equity Income Fund Initial Class	72,188	765,904	102,450	37,944	6,722	—	914,616
Great-West Putnam High Yield Bond Fund Initial Class	53,342	386,997	81,385	20,848	416	—	459,812
Great-West Real Estate Index Fund Initial Class	40,746	378,644	70,314	21,887	1,846	—	452,284
Great-West S&P 500® Index Fund Initial Class	235,921	2,781,909	393,917	117,197	33,071	—	3,321,773
Great-West S&P Mid Cap 400® Index Fund Initial Class	114,641	1,193,225	153,494	70,071	12,467	—	1,424,985
Great-West S&P Small Cap 600® Index Fund Initial Class	126,680	1,146,580	163,324	70,587	8,790	—	1,366,880
Great-West T. Rowe Price Equity Income Fund Initial Class	50,282	765,777	104,353	37,377	6,926	—	914,626
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	17,784	292,551	39,826	18,450	(50)	—	349,269
Great-West Templeton Global Bond Fund Initial Class	36,838	305,802	69,995	16,289	(365)	—	364,329

					$74,328	$8,555	$18,109,255

  March 28, 2013

Great-West Lifetime 2055 Fund II
Affiliate	Shares Held 3/28/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 3/28/2013

Great-West American Century Growth Fund Initial Class	241,218	$2,169,313	$491,628	$34,975	$4,581	$—	$2,810,186
Great-West Bond Index Fund Initial Class	161,985	1,728,741	568,509	45,184	1,155	8,545	2,243,489
Great-West Federated Bond Fund Initial Class	205,796	1,728,636	567,470	43,418	1,089	7,428	2,243,178
Great-West International Index Fund Initial Class	1,033,339	8,001,581	2,161,641	150,719	(739)	—	10,374,723
Great-West Janus Large Cap Growth Fund Initial Class	306,235	2,169,221	586,224	47,057	(11,827)	—	2,808,175
Great-West Loomis Sayles Small Cap Value Fund Initial Class	66,704	1,292,397	248,432	26,035	4,985	—	1,672,271
Great-West MFS International Growth Fund Initial Class	201,650	1,813,481	496,312	31,359	1,573	—	2,339,139
Great-West MFS International Value Fund Initial Class	298,136	2,202,416	522,527	58,592	3,877	—	2,859,127
Great-West Putnam Equity Income Fund Initial Class	270,833	2,646,362	518,404	54,261	10,008	—	3,431,449
Great-West Putnam High Yield Bond Fund Initial Class	98,437	656,879	186,517	17,283	355	—	848,522
Great-West Real Estate Index Fund Initial Class	133,048	1,135,575	289,523	30,871	2,671	—	1,476,827
Great-West S&P 500® Index Fund Initial Class	879,854	9,554,161	1,961,978	158,177	44,179	—	12,388,349
Great-West S&P Mid Cap 400® Index Fund Initial Class	431,401	4,125,026	771,292	101,808	18,779	—	5,362,309
Great-West S&P Small Cap 600® Index Fund Initial Class	475,297	3,972,620	759,334	90,091	10,491	—	5,128,456
Great-West T. Rowe Price Equity Income Fund Initial Class	188,720	2,645,974	522,602	48,194	12,156	—	3,432,814
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	66,696	1,014,426	194,600	27,685	311	—	1,309,913
Great-West Templeton Global Bond Fund Initial Class	67,400	516,157	155,673	13,228	(226)	—	666,590

					$103,418	$15,973	$61,395,517

  March 28, 2013

Great-West Lifetime 2055 Fund III
Affiliate	Shares Held 3/28/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 3/28/2013

Great-West American Century Growth Fund Initial Class	10,251	$102,565	$17,379	$8,471	$807	$—	$119,422
Great-West Bond Index Fund Initial Class	4,159	49,556	12,754	4,510	(23)	220	57,601
Great-West Federated Bond Fund Initial Class	5,282	49,550	12,710	4,427	8	192	57,581
Great-West International Index Fund Initial Class	43,835	378,889	80,254	30,957	5,620	—	440,106
Great-West Janus Large Cap Growth Fund Initial Class	13,005	102,658	21,191	7,123	1,492	—	119,256
Great-West Loomis Sayles Small Cap Value Fund Initial Class	2,823	60,930	8,847	5,621	851	—	70,772
Great-West MFS International Growth Fund Initial Class	8,549	85,417	18,787	6,818	1,233	—	99,175
Great-West MFS International Value Fund Initial Class	12,646	104,130	19,791	11,006	803	—	121,276
Great-West Putnam Equity Income Fund Initial Class	11,510	125,481	18,144	10,486	2,727	—	145,828
Great-West Putnam High Yield Bond Fund Initial Class	2,555	18,985	4,112	1,590	116	—	22,024
Great-West Real Estate Index Fund Initial Class	5,128	48,649	9,610	4,523	415	—	56,916
Great-West S&P 500® Index Fund Initial Class	37,450	453,358	68,730	36,950	7,557	—	527,302
Great-West S&P Mid Cap 400® Index Fund Initial Class	18,362	195,292	26,757	17,036	3,926	—	228,237
Great-West S&P Small Cap 600® Index Fund Initial Class	20,195	187,955	28,229	18,907	2,460	—	217,907
Great-West T. Rowe Price Equity Income Fund Initial Class	8,027	125,469	18,347	10,677	2,132	—	146,011
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	2,855	48,077	7,143	4,636	496	—	56,063
Great-West Templeton Global Bond Fund Initial Class	1,722	14,694	3,473	1,308	48	—	17,028

					$30,668	$412	$2,502,505

2. UNREALIZED APPRECIATION (DEPRECIATION)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 28, 2013 were as follows:

	Cost For Income Tax Purposes	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation

Great-West Lifetime 2015 Fund I	$197,480,661	$9,938,984	$(1,497,520)	$8,441,464
Great-West Lifetime 2015 Fund II	781,419,316	47,002,170	(5,145,024)	41,857,146
Great-West Lifetime 2015 Fund III	22,903,449	1,505,943	(140,259)	1,365,684
Great-West Lifetime 2025 Fund I	252,223,646	16,929,878	(1,657,176)	15,272,702
Great-West Lifetime 2025 Fund II	1,026,708,260	84,908,591	(6,042,747)	78,865,844
Great-West Lifetime 2025 Fund III	52,434,118	5,374,127	(216,645)	5,157,482
Great-West Lifetime 2035 Fund I	182,179,521	16,638,039	(1,079,486)	15,558,553
Great-West Lifetime 2035 Fund II	705,986,238	74,780,126	(3,499,228)	71,280,898
Great-West Lifetime 2035 Fund III	50,740,613	6,039,918	(102,394)	5,937,524
Great-West Lifetime 2045 Fund I	86,479,133	8,827,225	(440,075)	8,387,150
Great-West Lifetime 2045 Fund II	338,533,842	36,713,711	(1,453,662)	35,260,049
Great-West Lifetime 2045 Fund III	29,995,979	3,518,134	(40,028)	3,478,106
Great-West Lifetime 2055 Fund I	23,163,648	2,093,202	(126,595)	1,966,607
Great-West Lifetime 2055 Fund II	79,452,676	7,626,350	(363,580)	7,262,770
Great-West Lifetime 2055 Fund III	3,277,226	296,590	(11,613)	284,977

  March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2015 FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
1,638,446	Great-West Bond Index Fund Initial Class(a)	$	22,692,480

TOTAL BOND MUTUAL FUNDS — 38.01% (Cost $22,579,378)		$	22,692,480

EQUITY MUTUAL FUNDS
820,514	Great-West International Index Fund Initial Class(a)		8,237,966
1,035,139	Great-West S&P 500® Index Fund Initial Class(a)		14,574,757
499,777	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)		6,212,230
343,119	Great-West S&P Small Cap 600® Index Fund Initial Class(a)		3,702,250

Shares			Value

Equity Mutual Funds — (continued)
113,594		Northern Emerging Markets Equity Index Fund	$	1,314,286

TOTAL EQUITY MUTUAL FUNDS — 57.01% (Cost $29,538,513)			$	34,041,489

Account Balance

FIXED INTEREST CONTRACT
2,985,608	(b)	Great-West Life & Annuity Contract(a) 1.50% (c)		2,985,608

TOTAL FIXED INTEREST CONTRACT — 5.00% (Cost $2,985,608)			$	2,985,608

TOTAL INVESTMENTS — 100.02% (Cost $55,103,499)			$	59,719,577

OTHER ASSETS & LIABILITIES, NET — (0.02)%			$	(9,469)

TOTAL NET ASSETS — 100.00%			$	59,710,108

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 28, 2013.

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2020 FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
205,693	Great-West Bond Index Fund Initial Class(a)	$	2,848,843

TOTAL BOND MUTUAL FUNDS — 38.00% (Cost $2,869,873)		$	2,848,843

EQUITY MUTUAL FUNDS
102,855	Great-West International Index Fund Initial Class(a)		1,032,663
130,066	Great-West S&P 500® Index Fund Initial Class(a)		1,831,328
62,824	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)		780,901
43,067	Great-West S&P Small Cap 600® Index Fund Initial Class(a)		464,697

Shares			Value

Equity Mutual Funds — (continued)
14,283		Northern Emerging Markets Equity Index Fund	$	165,260

TOTAL EQUITY MUTUAL FUNDS — 57.02% (Cost $3,934,391)			$	4,274,849

Account Balance

FIXED INTEREST CONTRACT
374,673	(b)	Great-West Life & Annuity Contract(a) 1.50% (c)		374,673

TOTAL FIXED INTEREST CONTRACT — 4.99% (Cost $374,673)			$	374,673

TOTAL INVESTMENTS — 100.01% (Cost $7,178,937)			$	7,498,365

OTHER ASSETS & LIABILITIES, NET — (0.01)%			$	(1,068)

TOTAL NET ASSETS — 100.00%			$	7,497,297

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 28, 2013.

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2025 FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
1,070,341	Great-West Bond Index Fund Initial Class(a)	$	14,824,221

TOTAL BOND MUTUAL FUNDS — 32.81% (Cost $14,808,575)		$	14,824,221

EQUITY MUTUAL FUNDS
702,239	Great-West International Index Fund Initial Class(a)		7,050,479
853,848	Great-West S&P 500® Index Fund Initial Class(a)		12,022,178
414,519	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)		5,152,466
301,584	Great-West S&P Small Cap 600® Index Fund Initial Class(a)		3,254,091

Shares			Value

Equity Mutual Funds — (continued)
109,377		Northern Emerging Markets Equity Index Fund	$	1,265,496

TOTAL EQUITY MUTUAL FUNDS — 63.61% (Cost $25,120,027)			$	28,744,710

Account Balance

FIXED INTEREST CONTRACT
1,627,040	(b)	Great-West Life & Annuity Contract(a) 1.50% (c)		1,627,040

TOTAL FIXED INTEREST CONTRACT — 3.60% (Cost $1,627,040)			$	1,627,040

TOTAL INVESTMENTS — 100.02% (Cost $41,555,642)			$	45,195,971

OTHER ASSETS & LIABILITIES, NET — (0.02)%			$	(7,705)

TOTAL NET ASSETS — 100.00%			$	45,188,266

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 28, 2013.

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2030 FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
95,674	Great-West Bond Index Fund Initial Class(a)	$	1,325,084

TOTAL BOND MUTUAL FUNDS — 23.10% (Cost $1,333,948)		$	1,325,084

EQUITY MUTUAL FUNDS
108,268	Great-West International Index Fund Initial Class(a)		1,087,007
123,617	Great-West S&P 500® Index Fund Initial Class(a)		1,740,528
60,087	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)		746,882
46,755	Great-West S&P Small Cap 600® Index Fund Initial Class(a)		504,492

Shares			Value

Equity Mutual Funds — (continued)
19,880		Northern Emerging Markets Equity Index Fund	$	230,011

TOTAL EQUITY MUTUAL FUNDS — 75.11% (Cost $3,883,754)			$	4,308,920

Account Balance

FIXED INTEREST CONTRACT
103,191	(b)	Great-West Life & Annuity Contract(a) 1.50% (c)		103,191

TOTAL FIXED INTEREST CONTRACT — 1.80% (Cost $103,191)			$	103,191

TOTAL INVESTMENTS — 100.01% (Cost $5,320,893)			$	5,737,195

OTHER ASSETS & LIABILITIES, NET — (0.01)%			$	(811)

TOTAL NET ASSETS — 100.00%			$	5,736,384

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 28, 2013.

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2035 FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
291,010	Great-West Bond Index Fund Initial Class(a)	$	4,030,491

TOTAL BOND MUTUAL FUNDS — 14.90% (Cost $4,024,460)		$	4,030,491

EQUITY MUTUAL FUNDS
590,058	Great-West International Index Fund Initial Class(a)		5,924,182
630,222	Great-West S&P 500® Index Fund Initial Class(a)		8,873,524
304,708	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)		3,787,519
258,237	Great-West S&P Small Cap 600® Index Fund Initial Class(a)		2,786,373

Shares			Value

Equity Mutual Funds — (continued)
126,267		Northern Emerging Markets Equity Index Fund	$	1,460,914

TOTAL EQUITY MUTUAL FUNDS — 84.42% (Cost $20,172,467)			$	22,832,512

Account Balance

FIXED INTEREST CONTRACT
189,337	(b)	Great-West Life & Annuity Contract(a) 1.50% (c)		189,337

TOTAL FIXED INTEREST CONTRACT — 0.70% (Cost $189,337)			$	189,337

TOTAL INVESTMENTS — 100.02% (Cost $24,386,264)			$	27,052,340

OTHER ASSETS & LIABILITIES, NET — (0.02)%			$	(4,439)

TOTAL NET ASSETS — 100.00%			$	27,047,901

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 28, 2013.

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2040 FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
22,857	Great-West Bond Index Fund Initial Class(a)	$	316,562

TOTAL BOND MUTUAL FUNDS — 10.30% (Cost $318,503)		$	316,562

EQUITY MUTUAL FUNDS
72,831	Great-West International Index Fund Initial Class(a)		731,222
72,919	Great-West S&P 500® Index Fund Initial Class(a)		1,026,696
35,370	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)		439,656
32,187	Great-West S&P Small Cap 600® Index Fund Initial Class(a)		347,293

Shares			Value

Equity Mutual Funds — (continued)
17,806		Northern Emerging Markets Equity Index Fund	$	206,022

TOTAL EQUITY MUTUAL FUNDS — 89.52% (Cost $2,467,977)			$	2,750,889

Account Balance

FIXED INTEREST CONTRACT
6,146	(b)	Great-West Life & Annuity Contract(a) 1.50% (c)		6,146

TOTAL FIXED INTEREST CONTRACT — 0.20% (Cost $6,146)			$	6,146

TOTAL INVESTMENTS — 100.02% (Cost $2,792,626)			$	3,073,597

OTHER ASSETS & LIABILITIES, NET — (0.02)%			$	(470)

TOTAL NET ASSETS — 100.00%			$	3,073,127

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 28, 2013.

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2045 FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
90,299	Great-West Bond Index Fund Initial Class(a)	$	1,250,646

TOTAL BOND MUTUAL FUNDS — 8.90% (Cost $1,244,596)		$	1,250,646

EQUITY MUTUAL FUNDS
345,457	Great-West International Index Fund Initial Class(a)		3,468,390
326,758	Great-West S&P 500® Index Fund Initial Class(a)		4,600,749
158,534	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)		1,970,577

Shares		Value

Equity Mutual Funds — (continued)
153,730	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	$	1,658,744
96,129	Northern Emerging Markets Equity Index Fund		1,112,217

TOTAL EQUITY MUTUAL FUNDS — 91.12% (Cost $11,409,638)		$	12,810,677

TOTAL INVESTMENTS — 100.02% (Cost $12,654,234)		$	14,061,323

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$	(2,129)

TOTAL NET ASSETS — 100.00%		$	14,059,194

(a)	Issuer is considered an affiliate of the Fund.

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2050 FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
3,422	Great-West Bond Index Fund Initial Class(a)	$	47,395

TOTAL BOND MUTUAL FUNDS — 8.19% (Cost $47,663)		$	47,395

EQUITY MUTUAL FUNDS
14,505	Great-West International Index Fund Initial Class(a)		145,628
13,063	Great-West S&P 500® Index Fund Initial Class(a)		183,925
6,353	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)		78,974

Shares		Value

Equity Mutual Funds — (continued)
6,534	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	$	70,500
4,501	Northern Emerging Markets Equity Index Fund		52,077

TOTAL EQUITY MUTUAL FUNDS — 91.82% (Cost $486,833)		$	531,104

TOTAL INVESTMENTS — 100.01% (Cost $534,496)		$	578,499

OTHER ASSETS & LIABILITIES, NET — (0.01)%		$	(84)

TOTAL NET ASSETS — 100.00%		$	578,415

(a)	Issuer is considered an affiliate of the Fund.

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2055 FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
9,756	Great-West Bond Index Fund Initial Class(a)	$	135,118

TOTAL BOND MUTUAL FUNDS — 8.00% (Cost $135,938)		$	135,118

EQUITY MUTUAL FUNDS
42,990	Great-West International Index Fund Initial Class(a)		431,619
36,616	Great-West S&P 500® Index Fund Initial Class(a)		515,552
17,832	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)		221,651

Shares		Value

Equity Mutual Funds — (continued)
19,567	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	$	211,125
15,072	Northern Emerging Markets Equity Index Fund		174,386

TOTAL EQUITY MUTUAL FUNDS — 92.01% (Cost $1,373,252)		$	1,554,333

TOTAL INVESTMENTS — 100.01% (Cost $1,509,190)		$	1,689,451

OTHER ASSETS & LIABILITIES, NET — (0.01)%		$	(248)

TOTAL NET ASSETS — 100.00%		$	1,689,203

(a)	Issuer is considered an affiliate of the Fund.

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

Notes to Schedule of Investments

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-four funds. Interests in the Great-West SecureFoundation® Lifetime 2015 Fund, the Great-West SecureFoundation® Lifetime 2020 Fund, the Great-West SecureFoundation® Lifetime 2025 Fund, the Great-West SecureFoundation® Lifetime 2030 Fund, the Great-West SecureFoundation® Lifetime 2035 Fund, the Great-West SecureFoundation® Lifetime 2040 Fund, the Great-West SecureFoundation® Lifetime 2045 Fund, the Great-West SecureFoundation® Lifetime 2050 Fund, and the Great-West SecureFoundation® Lifetime 2055 Fund (each a Fund, collectively, the Funds) are included herein and are represented by separate classes of beneficial interest of Great-West Funds.

The investment objective of each Fund is to seek long-term capital appreciation and income consistent with its current allocation. Over time until the date noted in the name of the Fund (Guarantee Trigger Date), the asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering potential for growth. Once a Fund reaches its Guarantee Trigger Date, the asset allocation between equity and fixed-income investments is anticipated to become relatively static. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option for insurance company separate accounts for certain variable annuity contracts, to individual retirement account custodians or trustees, and to plan sponsors of certain qualified retirement plans.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Funds.

Security Valuation

Investments in shares of the underlying mutual funds are valued at their net asset value as reported by the underlying mutual fund.

Investments in the Great-West Life & Annuity Contract (GWL&A Contract) are valued at the amount of net deposits, determined on a daily basis. The investment in the GWL&A Contract is a guaranteed account invested in the general account of GWL&A.

The Funds classify valuations into three levels based upon the transparency of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of March 28, 2013, the inputs used to value each Fund’s investments are detailed in the following table. The Funds recognize transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

  March 28, 2013

Great-West SecureFoundation® Lifetime 2015 Fund

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$22,692,480	$—	$—	$22,692,480
Equity Mutual Funds	34,041,489	—	—	34,041,489
Fixed Interest Contract	—	—	2,985,608	2,985,608

Total Investments	$56,733,969	$0	$2,985,608	$59,719,577

Great-West SecureFoundation® Lifetime 2020 Fund

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$2,848,843	$—	$—	$2,848,843
Equity Mutual Funds	4,274,849	—	—	4,274,849
Fixed Interest Contract	—	—	374,673	374,673

Total Investments	$7,123,692	$0	$374,673	$7,498,365

Great-West SecureFoundation® Lifetime 2025 Fund

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$14,824,221	$—	$—	$14,824,221
Equity Mutual Funds	28,744,710	—	—	28,744,710
Fixed Interest Contract	—	—	1,627,040	1,627,040

Total Investments	$43,568,931	$0	$1,627,040	$45,195,971

Great-West SecureFoundation® Lifetime 2030 Fund

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$1,325,084	$—	$—	$1,325,084
Equity Mutual Funds	4,308,920	—	—	4,308,920
Fixed Interest Contract	—	—	103,191	103,191

Total Investments	$5,634,004	$0	$103,191	$5,737,195

Great-West SecureFoundation® Lifetime 2035 Fund

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$4,030,491	$—	$—	$4,030,491
Equity Mutual Funds	22,832,512	—	—	22,832,512
Fixed Interest Contract	—	—	189,337	189,337

Total Investments	$26,863,003	$0	$189,337	$27,052,340

  March 28, 2013

Great-West SecureFoundation® Lifetime 2040 Fund

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$316,562	$—	$—	$316,562
Equity Mutual Funds	2,750,889	—	—	2,750,889
Fixed Interest Contract	—	—	6,146	6,146

Total Investments	$3,067,451	$0	$6,146	$3,073,597

Great-West SecureFoundation® Lifetime 2045 Fund

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$1,250,646	$—	$—	$1,250,646
Equity Mutual Funds	12,810,677	—	—	12,810,677

Total Investments	$14,061,323	$0	$0	$14,061,323

Great-West SecureFoundation® Lifetime 2050 Fund

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$47,395	$—	$—	$47,395
Equity Mutual Funds	531,104	—	—	531,104

Total Investments	$578,499	$0	$0	$578,499

Great-West SecureFoundation® Lifetime 2055 Fund

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$135,118	$—	$—	$135,118
Equity Mutual Funds	1,554,333	—	—	1,554,333

Total Investments	$1,689,451	$0	$0	$1,689,451

  March 28, 2013

The following is a reconciliation of change in Level 3 assets during the period ended March 28, 2013:

	Great-West SecureFoundation® Lifetime 2015 Fund	Great-West SecureFoundation® Lifetime 2020 Fund	Great-West SecureFoundation® Lifetime 2025 Fund
Beginning Balance, January 1, 2013	$2,743,320	$259,791	$1,582,405
Total realized gains (loss)	–	–	–
Total unrealized gain (loss) relating to investments not held at reporting date	–	–	–
Total unrealized gain (loss) relating to investments still held at reporting date	–	–	–
Total interest	10,107	1,087	5,961
Purchases	309,130	137,809	178,832
Sales	(76,949)	(24,014)	(140,158)
Transfers into Level 3	–	–	–
Transfers out of Level 3	–	–	–

Ending Balance, March 28, 2013	$2,985,608	$374,673	$1,627,040

	Great-West SecureFoundation® Lifetime 2030 Fund	Great-West SecureFoundation® Lifetime 2035 Fund	Great-West SecureFoundation® Lifetime 2040 Fund
Beginning Balance, January 1, 2013	$83,345	$178,538	$4,643
Total realized gains (loss)	–	–	–
Total unrealized gain (loss) relating to investments not held at reporting date	–	–	–
Total unrealized gain (loss) relating to investments still held at reporting date	–	–	–
Total interest	326	669	20
Purchases	21,445	23,724	1,605
Sales	(1,925)	(13,594)	(122)
Transfers into Level 3	–	–	–
Transfers out of Level 3	–	–	–

Ending Balance, March 28, 2013	$103,191	$189,337	$6,146

Level 3 securities include investments in the GWL&A Contract, the fair value of which has been determined with the use of an internal model. The internal model incorporates, among other observable inputs, the financial strength and credit risk of GWL&A and its ability to meet ongoing obligations to its policyholders (i.e., a credit risk input). The Funds consider the credit risk input to be a significant unobservable input. As of March 28, 2013, the credit risk input was negligible. If there were a significant decrease in GWL&A’s credit risk, it may result in a lower fair value measurement.

Risk Factors

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Investments in each Fund are subject to risks related to its allocation strategy. The success of each Fund will be impacted by the results of the underlying funds.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the underlying funds. These events may have adverse effects on the Funds such as a decline in the value and liquidity of many securities held by the Funds, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Fund’s ability to achieve its investment objective.

Investing in underlying funds that primarily invest in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the underlying funds to be subject to larger short-term declines in value.

The Fund’s underlying funds may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Funds to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

  March 28, 2013

Each Fund may invest in underlying funds that primarily invest in bonds. Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

The underlying funds of the Funds may be invested in bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

Dividends

Dividends from net investment income of the Funds are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Funds, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from an investment sold are determined on a specific lot selection. Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date.

Interest on the GWL&A Contract is accrued daily.

Federal Income Taxes

Each Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Funds intend to distribute substantially all of their net taxable income and net capital gains, if any, each year. The Funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

Each Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Funds U.S. Federal tax returns remain open for the fiscal years ended 2009 through 2012 for the Great-West SecureFoundation® 2015, 2025, 2035, 2045, and 2055 Funds and 2011 through 2012 for the Great-West SecureFoundation® 2020, 2030, 2040, and 2050 Funds. The statute of limitations on each Fund’s Colorado tax returns remain open for an additional year.

Transactions with Affiliates

The Funds each may invest in a fixed interest contract issued by GWL&A. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of the investments in certain of the Funds and GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.

On March 5, 2003, the U.S. Securities and Exchange Commission (SEC) issued exemptive relief (the Exemptive Order) to GWL&A, the Adviser and the Funds permitting the affiliated applicants to purchase the GWL&A Contract. Some of the terms and conditions under which the Exemptive Order was issued are set forth below. Any deviation from these terms and conditions would require the affiliated applicants to seek permission from the SEC to implement any such deviation. There were no deviations from the terms and conditions of the Exemptive Order as of the period ended March 28, 2013.

The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.5%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds with no more than 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A or other comparable companies.

  March 28, 2013

The Great-West Funds Board of Directors must annually consider whether allocation by the Funds to the GWL&A Contract is in the best interest of the shareholders as compared to allocating such amounts to another available short duration/short term bond fund.

Each of the Funds may also invest in various funds affiliated with the Adviser & GWL&A. The following tables are a summary of the transactions for each underlying investment during the period ended March 28, 2013, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.

Great-West SecureFoundation® Lifetime 2015 Fund
Affiliate	Shares Held/Account Balance 3/28/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 3/28/2013

Great-West Bond Index Fund Initial Class	1,638,446	$20,954,558	$2,325,684	$478,484	$16,754	$84,958	$22,692,480
Great-West International Index Fund Initial Class	820,514	7,660,682	696,905	460,008	(9,738)	—	8,237,966
Great-West Life & Annuity Contract	2,985,608	2,743,320	309,130	76,949	—	10,107	2,985,608
Great-West S&P 500® Index Fund Initial Class	1,035,139	13,552,867	771,409	1,002,909	136,783	—	14,574,757
Great-West S&P Mid Cap 400® Index Fund Initial Class	499,777	5,788,935	373,478	655,572	45,538	—	6,212,230
Great-West S&P Small Cap 600® Index Fund Initial Class	343,119	3,469,419	238,990	378,826	24,288	—	3,702,250

					$213,625	$95,065	$58,405,291

Great-West SecureFoundation® Lifetime 2020 Fund
Affiliate	Shares Held/Account Balance 3/28/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 3/28/2013

Great-West Bond Index Fund Initial Class	205,693	$1,978,570	$1,064,266	$185,577	$(846)	$10,385	$2,848,843
Great-West International Index Fund Initial Class	102,855	723,439	351,469	67,923	6,267	—	1,032,663
Great-West Life & Annuity Contract	374,673	259,791	137,809	24,014	—	1,087	374,673
Great-West S&P 500® Index Fund Initial Class	130,066	1,275,628	558,108	133,762	12,595	—	1,831,328
Great-West S&P Mid Cap 400® Index Fund Initial Class	62,824	545,767	236,729	72,172	7,746	—	780,901
Great-West S&P Small Cap 600® Index Fund Initial Class	43,067	328,580	144,980	46,227	3,922	—	464,697

					$29,684	$11,472	$7,333,105

  March 28, 2013

Great-West SecureFoundation® Lifetime 2025 Fund
Affiliate	Shares Held/Account Balance 3/28/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 3/28/2013

Great-West Bond Index Fund Initial Class	1,070,341	$14,480,289	$1,780,813	$1,316,091	$58,564	$60,744	$14,824,221
Great-West International Index Fund Initial Class	702,239	6,918,063	468,016	641,029	(6,769)	—	7,050,479
Great-West Life & Annuity Contract	1,627,040	1,582,405	178,832	140,158	—	5,961	1,627,040
Great-West S&P 500® Index Fund Initial Class	853,848	11,795,972	452,503	1,232,107	221,596	—	12,022,178
Great-West S&P Mid Cap 400® Index Fund Initial Class	414,519	5,066,479	210,606	719,078	71,196	—	5,152,466
Great-West S&P Small Cap 600® Index Fund Initial Class	301,584	3,219,596	143,403	430,607	50,917	—	3,254,091

					$395,504	$66,705	$43,930,475

Great-West SecureFoundation® Lifetime 2030 Fund
Affiliate	Shares Held/Account Balance 3/28/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 3/28/2013

Great-West Bond Index Fund Initial Class	95,674	$1,070,602	$284,804	$26,046	$(40)	$5,008	$1,325,084
Great-West International Index Fund Initial Class	108,268	884,800	177,128	11,176	1,697	—	1,087,007
Great-West Life & Annuity Contract	103,191	83,345	21,445	1,925	—	326	103,191
Great-West S&P 500® Index Fund Initial Class	123,617	1,407,299	214,773	25,637	6,212	—	1,740,528
Great-West S&P Mid Cap 400® Index Fund Initial Class	60,087	605,503	89,017	22,631	6,705	—	746,882
Great-West S&P Small Cap 600® Index Fund Initial Class	46,755	413,177	63,947	19,064	2,508	—	504,492

					$17,082	$5,334	$5,507,184

Great-West SecureFoundation® Lifetime 2035 Fund
Affiliate	Shares Held/Account Balance 3/28/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 3/28/2013

Great-West Bond Index Fund Initial Class	291,010	$3,801,888	$550,256	$292,034	$13,684	$15,837	$4,030,491
Great-West International Index Fund Initial Class	590,058	5,602,338	496,177	428,385	(14,152)	—	5,924,182
Great-West Life & Annuity Contract	189,337	178,538	23,724	13,594	—	669	189,337
Great-West S&P 500® Index Fund Initial Class	630,222	8,374,196	352,174	607,114	113,617	—	8,873,524
Great-West S&P Mid Cap 400® Index Fund Initial Class	304,708	3,578,350	165,869	393,449	32,216	—	3,787,519
Great-West S&P Small Cap 600® Index Fund Initial Class	258,237	2,652,713	118,619	260,757	29,762	—	2,786,373

					$175,127	$16,506	$25,591,426

  March 28, 2013

Great-West SecureFoundation® Lifetime 2040 Fund
Affiliate	Shares Held/Account Balance 3/28/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 3/28/2013

Great-West Bond Index Fund Initial Class	22,857	$240,780	$83,524	$6,715	$66	$1,186	$316,562
Great-West International Index Fund Initial Class	72,831	558,870	157,990	8,676	1,447	—	731,222
Great-West Life & Annuity Contract	6,146	4,643	1,605	122	—	20	6,146
Great-West S&P 500® Index Fund Initial Class	72,919	787,732	172,756	15,744	4,110	—	1,026,696
Great-West S&P Mid Cap 400® Index Fund Initial Class	35,370	337,342	70,243	10,985	3,524	—	439,656
Great-West S&P Small Cap 600® Index Fund Initial Class	32,187	270,448	59,495	12,244	3,011	—	347,293

					$12,158	$1,206	$2,867,575

Great-West SecureFoundation® Lifetime 2045 Fund
Affiliate	Shares Held 3/28/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 3/28/2013

Great-West Bond Index Fund Initial Class	90,299	$1,134,128	$170,122	$47,039	$1,767	$4,845	$1,250,646
Great-West International Index Fund Initial Class	345,457	3,162,803	263,734	97,275	(2,062)	—	3,468,390
Great-West S&P 500® Index Fund Initial Class	326,758	4,200,996	142,720	151,969	29,517	—	4,600,749
Great-West S&P Mid Cap 400® Index Fund Initial Class	158,534	1,799,315	72,519	128,123	10,751	—	1,970,577
Great-West S&P Small Cap 600® Index Fund Initial Class	153,730	1,523,009	62,862	92,229	12,149	—	1,658,744

					$52,122	$4,845	$12,949,106

Great-West SecureFoundation® Lifetime 2050 Fund
Affiliate	Shares Held 3/28/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 3/28/2013

Great-West Bond Index Fund Initial Class	3,422	$29,105	$20,868	$2,445	$13	$176	$47,395
Great-West International Index Fund Initial Class	14,505	90,170	56,824	4,895	716	—	145,628
Great-West S&P 500® Index Fund Initial Class	13,063	114,287	62,557	5,493	1,351	—	183,925
Great-West S&P Mid Cap 400® Index Fund Initial Class	6,353	48,884	26,254	2,822	872	—	78,974
Great-West S&P Small Cap 600® Index Fund Initial Class	6,534	44,207	23,417	2,480	582	—	70,500

					$3,534	$176	$526,422

  March 28, 2013

Great-West SecureFoundation® Lifetime 2055 Fund
Affiliate	Shares Held 3/28/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/ (Loss)	Dividends Received	Fair Value 3/28/2013

Great-West Bond Index Fund Initial Class	9,756	$111,391	$28,128	$3,895	$39	$524	$135,118
Great-West International Index Fund Initial Class	42,990	357,069	66,313	7,988	(335)	—	431,619
Great-West S&P 500® Index Fund Initial Class	36,616	425,459	57,908	12,732	1,626	—	515,552
Great-West S&P Mid Cap 400® Index Fund Initial Class	17,832	182,764	22,535	8,192	690	—	221,651
Great-West S&P Small Cap 600® Index Fund Initial Class	19,567	175,146	21,357	6,228	468	—	211,125

					$2,488	$524	$1,515,065

2. UNREALIZED APPRECIATION (DEPRECIATION)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 28, 2013 were as follows:

	Cost For Income Tax Purposes	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation

Great-West SecureFoundation® Lifetime 2015 Fund	$55,868,007	$4,159,455	$ (307,885)	$3,851,570
Great-West SecureFoundation® Lifetime 2020 Fund	7,204,088	321,726	(27,449)	294,277
Great-West SecureFoundation® Lifetime 2025 Fund	42,038,919	3,391,550	(234,498)	3,157,052
Great-West SecureFoundation® Lifetime 2030 Fund	5,323,842	426,068	(12,715)	413,353
Great-West SecureFoundation® Lifetime 2035 Fund	24,664,979	2,548,498	(161,137)	2,387,361
Great-West SecureFoundation® Lifetime 2040 Fund	2,794,221	284,405	(5,029)	279,376
Great-West SecureFoundation® Lifetime 2045 Fund	12,754,478	1,405,214	(98,369)	1,306,845
Great-West SecureFoundation® Lifetime 2050 Fund	536,245	43,686	(1,432)	42,254
Great-West SecureFoundation® Lifetime 2055 Fund	1,525,087	171,878	(7,514)	164,364

  March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® BALANCED FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Shares				Value

BOND MUTUAL FUNDS
	1,446,881	Great-West Bond Index Fund Initial Class(a)	$	20,039,306

TOTAL BOND MUTUAL FUNDS — 37.95% (Cost $20,158,267)			$	20,039,306

EQUITY MUTUAL FUNDS
	628,085	Great-West International Index Fund Initial Class(a)		6,305,972
	1,015,203	Great-West S&P 500® Index Fund Initial Class(a)		14,294,062
	469,383	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)		5,834,434
	439,968	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	$	4,747,248
	137,456	Northern Emerging Markets Equity Index Fund		1,590,368

TOTAL EQUITY MUTUAL FUNDS — 62.06% (Cost $29,299,374)			$	32,772,084

TOTAL INVESTMENTS — 100.01% (Cost $49,457,641)			$	52,811,390

OTHER ASSETS & LIABILITIES, NET — (0.01)%			$	(6,711)

TOTAL NET ASSETS — 100.00%			$	52,804,679

(a)	Issuer is considered an affiliate of the Fund.

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® BALANCED FUND

Notes to Schedule of Investments

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-four funds. Interests in the Great-West SecureFoundation® Balanced Fund (the Fund) are included herein and are represented by separate classes of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek long-term capital appreciation and income. The Fund is non-diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts, to individual retirement account custodians or trustees, and to plan sponsors of certain qualified retirement plans.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Funds.

Security Valuation

Investments in shares of the underlying mutual funds are valued at their net asset value as reported by the underlying mutual fund.

The Fund classifies valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of March 28, 2013, all investments of the Fund were in mutual funds that are actively traded, therefore 100% of the investments are valued using Level 1 inputs. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

Risk Factors

Investing in the Fund may involve certain risks including, but not limited to, those described below.

Investments in the Fund are subject to risks related to its allocation strategy. The success of the Fund will be impacted by the results of the underlying funds.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the underlying funds. These events may have adverse effects on the Fund such as a decline in the

See Notes to Schedule of Investments.

March 28, 2013

value and liquidity of many securities held by the Fund, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Fund’s ability to achieve its investment objective.

Investing in underlying funds that primarily invest in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the underlying funds to be subject to larger short-term declines in value.

The Fund’s underlying funds may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

The Fund may invest in underlying funds that primarily invest in bonds. Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

The underlying funds of the Fund may be invested in bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

Dividends

Dividends from net investment income of the Fund are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from an investment sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal and Colorado tax returns remain open for the fiscal years ended 2009 through 2012.

See Notes to Schedule of Investments.

March 28, 2013

Below is a summary of the transactions for each underlying Investment during the period ended March 28, 2013, in which the issuer was an affiliate of the Fund as defined in the 1940 Act.

Affiliate	Shares Held 3/28/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 3/28/2013
Great-West Bond Index Fund Initial Class	1,446,881	$14,835,979	$6,012,855	$733,298	$18,095	$76,365	$20,039,306
Great-West International Index Fund Initial Class	628,085	4,704,080	1,677,685	279,772	1,382	—	6,305,972
Great-West S&P 500® Index Fund Initial Class	1,015,203	10,531,297	3,260,444	609,660	57,908	—	14,294,062
Great-West S&P Mid Cap 400® Index Fund Initial Class	469,383	4,297,082	1,245,159	287,944	20,795	—	5,834,434
Great-West S&P Small Cap 600® Index Fund Initial Class	439,968	3,533,045	1,044,345	249,049	15,112	—	4,747,248

					$113,292	$76,365	$51,221,022

2. UNREALIZED APPRECIATION (DEPRECIATION)

At March 28, 2013, the U.S. Federal income tax cost basis was $49,759,448. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $3,266,633 and gross depreciation of securities in which there was an excess of tax cost over value of $214,691 resulting in net appreciation of $3,051,942.

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® BALANCED ETF FUND

Schedule of Investments

As of March 28, 2013 (Unaudited)

Shares			Value
BOND EXCHANGE TRADED FUNDS
31,939	Vanguard Total Bond Market ETF	$	2,646,286

TOTAL BOND EXCHANGE TRADED FUNDS — 36.45% (Cost $2,654,846)		$	2,646,286

EQUITY EXCHANGE TRADED FUNDS
23,308	Vanguard MSCI EAFE ETF		849,110
4,952	Vanguard MSCI Emerging Markets ETF		212,391
8,461	Vanguard Russell 2000 ETF		636,606
26,845	Vanguard S&P 500 ETF		1,923,176
10,136	Vanguard S&P Mid-Cap 400 ETF		782,601

TOTAL EQUITY EXCHANGE TRADED FUNDS — 60.67% (Cost $4,067,141)		$	4,403,884

MONEY MARKET MUTUAL FUNDS
582,469	Federated Government Obligations Fund Institutional Class		582,469

TOTAL MONEY MARKET MUTUAL FUNDS — 8.02% (Cost $582,469)		$	582,469

TOTAL INVESTMENTS — 105.14% (Cost $7,304,456)		$	7,632,639

OTHER ASSETS & LIABILITIES, NET — (5.14)%		$	(373,155)

TOTAL NET ASSETS — 100.00%		$	7,259,484

See Notes to Schedule of Investments.

March 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® BALANCED ETF FUND

Notes to Schedule of Investments

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-four funds. Interests in the Great-West SecureFoundation® Balanced ETF Fund (the Fund) are included herein and are represented by separate classes of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek long-term capital appreciation and income. The Fund is non-diversified as defined in the 1940 Act. The Fund shares are available through certain broker-dealers, custodians or trustees of Individual Retirement Accounts, or other financial intermediaries who have entered into agreements with the Fund’s distributor to make the shares available. The minimum initial investment in the Fund is $10,000.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Investments in shares of the underlying Exchange Traded Funds (ETFs) are valued at the closing market price.

Investments in shares of the underlying mutual fund are valued at the net asset value as reported by the underlying mutual fund.

The Fund classifies valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of March 28, 2013, all investments of the Fund were in ETFs or mutual funds that are actively traded, therefore 100% of the investments were valued using Level 1 inputs. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

Risk Factors

Investing in the Fund may involve certain risks including, but not limited to, those described below.

Investments in the Fund are subject to risks related to its allocation strategy. The success of the Fund will be impacted by the results of the underlying funds.

  March 28, 2013

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the underlying ETFs. These events may have adverse effects on the Fund such as a decline in the value and liquidity of many securities held by the Fund, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Fund’s ability to achieve its investment objective.

ETF shares can be bought and sold on the secondary market at market prices. Although it is expected that the market price of an ETF share typically will approximate its NAV, there may be times when the market price and the NAV vary significantly. Thus, the Fund may pay more or less than NAV when it buys ETF shares on the secondary market, and the Fund may receive more or less than NAV when it sells those shares.

The Fund’s underlying ETFs may invest in stocks, which may involve large price fluctuation and greater potential for loss than other types of investments. This may cause the underlying ETFs to be subject to large short-term declines in value.

The Fund’s underlying ETFs may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

The Fund may invest in underlying ETFs that primarily invest in bonds. Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid annually. Income dividends are paid or reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and paid or reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from an investment sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal and Colorado tax returns remain open for the fiscal year ended 2012.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At March 28, 2013, the U.S. Federal income tax cost basis was $7,304,456. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $345,879 and gross depreciation of securities in which there was an excess of tax cost over value of $17,696 resulting in net appreciation of $328,183.

  March 28, 2013

Item 2. Controls and Procedures

(a) The principal executive officer and principal financial officer of the registrant have concluded that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President & Chief Executive Officer

Date:	May 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President & Chief Executive Officer

Date:	May 29, 2013

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer

Date:	May 29, 2013